UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of May 31, 2011

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2011.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 99.9%
	U.S. Treasury Bills — 87.4% (n)
225,000	0.012%, 08/04/11	224,995
2,933,000	0.017%, 07/28/11	2,932,921
2,423,000	0.037%, 07/21/11	2,422,877
1,512,936	0.039%, 07/07/11	1,512,877
1,814,107	0.044%, 07/14/11	1,814,011
1,600,000	0.047%, 06/09/11	1,599,983
860,086	0.054%, 06/02/11	860,085
1,635,000	0.059%, 06/16/11 (m)	1,634,960
1,194,038	0.086%, 06/23/11	1,193,975
750,000	0.100%, 06/30/11	749,940

		14,946,624

	U.S. Treasury Notes — 12.5%
326,000	0.750%, 11/30/11	326,810
45,000	0.875%, 01/31/12	45,160
100,000	0.875%, 02/29/12	100,385
320,000	1.000%, 08/31/11	320,613
245,000	1.000%, 09/30/11	245,599
200,000	1.000%, 10/31/11	200,627
100,000	1.125%, 06/30/11	100,075
90,000	1.125%, 12/15/11	90,398
35,000	1.375%, 03/15/12	35,293
577,000	4.875%, 07/31/11	581,612
100,000	5.125%, 06/30/11	100,391

		2,146,963

	Total U.S. Treasury Obligations (Cost $17,093,587)	17,093,587

	Total Investments — 99.9% (Cost $17,093,587) *	17,093,587
	Other Assets in Excess of Liabilities — 0.1%	12,837

	NET ASSETS — 100.0%	$17,106,424

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$—	$17,093,587	$—	$17,093,587

There were no transfers between Levels 1 and 2 during the period ended May 31, 2011.

#	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Commercial Paper — 11.2% (n)
	California — 11.2%
	California State Department of Water Resources,
6,175	0.300%, 07/06/11	6,175
8,093	0.300%, 08/02/11	8,093
	California Statewide Communities Development Authority,
10,000	0.350%, 07/08/11	10,000
10,000	0.350%, 10/04/11	10,000
20,000	0.370%, 07/05/11	20,000
10,050	Orange County Water District, 0.300%, 06/06/11	10,050
12,500	Regents of the University of California, 0.230%, 06/03/11	12,500
	San Diego County Water Authority,
10,000	0.230%, 06/02/11	10,000
12,500	0.250%, 06/02/11	12,500
15,000	0.250%, 06/08/11	15,000
9,850	San Gabriel Valley Council of Governments, 0.310%, 06/09/11	9,850
	State of California,
16,800	0.500%, 06/01/11	16,800
3,000	0.550%, 06/01/11	3,000

	Total Commercial Paper (Cost $143,968)	143,968

Daily Demand Notes — 12.8%
	California — 12.8%
1,500	Abag Finance Authority for Nonprofit Corps., Oshman Family Jewish Community, Center Project, Rev., VRDO, LOC: Lasalle Bank N.A., 0.140%, 06/01/11	1,500
	California Educational Facilities Authority, Chapman University,
10,510	Series A, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 06/01/11	10,510
4,045	Series B, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 06/01/11	4,045
3,300	Series C, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 06/01/11	3,300
4,500	California Health Facilities Financing Authority, Adventist Health System, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.080%, 06/01/11	4,500
1,600	California Infrastructure & Economic Development Bank, Pacific Gas & Electric, Series C, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.150%, 06/01/11	1,600
	California Infrastructure & Economic Development Bank, The J. Paul Getty Trust,
5,385	Series A-2, Rev., VRDO, 0.090%, 06/01/11	5,385
9,300	Series B, Rev., VRDO, 0.090%, 06/01/11	9,300
11,800	California Municipal Finance Authority, Chevron USA, Recovery Zone, Rev., VRDO, 0.100%, 06/01/11	11,800
15,100	California Pollution Control Financing Authority, Exxon Mobil Project, Rev., VRDO, 0.090%, 06/01/11	15,100
400	California Statewide Communities Development Authority, John Muir Health, Series A, Rev., VRDO , LOC: Wells Fargo Bank N.A., 0.080%, 06/01/11	400
3,600	California Statewide Communities Development Authority, Rady Children’s Hospital, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.080%, 06/01/11	3,600
5,900	City of Irvine, Improvement Bond Act of 1915, District No. 00-18, Special Assessment, Series A, VRDO, LOC: State Street Bank & Trust Co., 0.130%, 06/01/11	5,900
	City of Irvine, Improvement Bond Act of 1915, District No. 03-19, Special Assessment,
5,556	Series A, VRDO, LOC: U.S. Bank N.A., 0.130%, 06/01/11	5,556
9,936	Series B, VRDO, LOC: U.S. Bank N.A., 0.130%, 06/01/11	9,936
17,575	City of Irvine, Improvement Bond Act of 1915, District No. 04-20, Limited Obligation Assessment, Series B, Rev., VRDO, LOC: KBC Bank N.V., 0.150%, 06/01/11	17,575
8,100	City of Irvine, Improvement Bond Act of 1915, District No. 04-20, Special Assessment, Series A, VRDO, LOC: KBC Bank N.V., 0.150%, 06/01/11	8,100
11,250	City of Irvine, Improvement Bond Act of 1915, District No. 05-21, Special Assessment, Series A, VRDO, LOC: U.S. Bank N.A., 0.130%, 06/01/11	11,250
2,279	City of Irvine, Improvement Bond Act of 1915, District No. 07-22, Limited Obligation Assessment, Series A, Rev., VRDO, LOC: KBC Bank N.V., 0.150%, 06/01/11	2,279
500	City of Irvine, Improvement Bond Act of 1915, District No. 89-10, Special Assessment, VRDO, LOC: State Street Bank & Trust Co., 0.130%, 06/01/11	500
1,700	City of Irvine, Improvement Bond Act of 1915, District No. 93-14, Limited Obligation, Special Assessment, VRDO, LOC: Bank of America N.A., 0.110%, 06/01/11	1,700

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	California — Continued
1,600	City of Irvine, Improvement Bond Act of 1915, District No. 97-17, Special Assessment, VRDO, LOC: State Street Bank & Trust Co., 0.130%, 06/01/11	1,600
18,640	Orange County Sanitation District, Series A, COP, VRDO, 0.100%, 06/01/11	18,640
	State of California,
6,900	Series A-2, GO, VRDO, LOC: Bank of Montreal, 0.100%, 06/01/11	6,900
2,600	Series B, Subseries B-6, GO, VRDO, LOC: KBC Bank N.V., 0.150%, 06/01/11	2,600
2,300	Tustin Unified School District, Community Facilities District No. 07- 1, Special Tax, VRDO, LOC: Bank of America N.A., 0.130%, 06/01/11	2,300

	Total Daily Demand Notes (Cost $165,876)	165,876

Municipal Bonds — 4.9%
California — 4.9%
11,500	Berkeley Unified School District, GO, TRAN, 1.500%, 06/01/11	11,500
15,000	City of Berkeley, GO, TRAN, 2.000%, 06/30/11	15,019
4,000	Desert Sands Unified School District, GO, TRAN, 2.000%, 06/30/11	4,005
7,500	Orange County, Series A, Rev., TRAN, 2.000%, 06/30/11	7,510
10,000	San Diego County School Districts, Series A, Rev., TRAN, 2.000%, 06/30/11	10,013
5,000	Santa Barbara County, GO, TRAN, 2.000%, 06/30/11	5,006
10,000	Ventura County, GO, TRAN, 2.000%, 07/01/11	10,013

	Total Municipal Bonds (Cost $63,066)	63,066

Semi-Annual Demand Notes — 1.4%
California — 1.4%
8,330	Deutsche Bank Spears/Lifers Trust Various States, Series DB-324, GO, VRDO, LIQ: Deutsche Bank AG, 0.170%, 06/07/11	8,330
9,725	Wells Fargo Stage Trust, Series 2009- 37C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.180%, 06/07/11 (e)	9,725

	Total Semi-Annual Demand Notes (Cost $18,055)	18,055

Weekly Demand Notes — 67.5%
California — 67.4%
1,100	Abag Finance Authority for Nonprofit Corps. Housing, Arbors Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.240%, 06/07/11	1,100
6,750	Abag Finance Authority for Nonprofit Corps., Branson School, Rev., VRDO, LOC: Northern Trust Co., 0.190%, 06/07/11	6,750
7,400	Abag Finance Authority for Nonprofit Corps., San Francisco Friends School, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 06/07/11	7,400
10,120	Abag Finance Authority for Nonprofit Corps., YMCA San Francisco, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.190%, 06/07/11 (m)	10,120
3,200	Abag Finance Authority for Nonprofit Corps., Zoological Society, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 06/07/11	3,200
1,752	Alameda County IDA, Autumn Press, Inc. Project, Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 0.280%, 06/07/11	1,752
	Austin Trust,
3,180	Series 2008-1134, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.270%, 06/07/11	3,180
5,315	Series 2008-1154, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.240%, 06/07/11	5,315
6,665	Series 2008-3039X, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.240%, 06/07/11	6,665
8,680	Series 2008-3301, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.280%, 06/07/11	8,680
2,040	Series 2008-3312, GO, VRDO, AGM- CR, NATL-RE, LIQ: Bank of America N.A., 0.270%, 06/07/11	2,040
2,800	Series 2008-3501, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.240%, 06/07/11	2,800
	Barclays Capital Municipal Trust Receipts,
5,200	Series 11B, Rev., VRDO, LIQ: Barclays Bank plc, 0.150%, 06/07/11 (e)	5,200
3,750	Series 2W, Rev., VRDO, LIQ: Barclays Bank plc, 0.160%, 06/07/11 (e)	3,750
4,700	Series 8B, Rev., VRDO, LIQ: Barclays Bank plc, 0.160%, 06/07/11 (e)	4,700
20,000	BlackRock MuniYield California Fund, Inc., 0.380%, 06/07/11	20,000

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	California — Continued
1,500	California Economic Development Financing Authority, IDR, Standard Abrasives Manufacturing Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.270%, 06/07/11	1,500
10,300	California Health Facilities Financing Authority, Kaiser Permanente, Series C, Rev., VRDO, 0.160%, 06/07/11	10,300
4,620	California Housing Finance Agency, Multi-Family Housing, Mission Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.200%, 06/07/11	4,620
2,455	California Infrastructure & Economic Development Bank, Jserra Catholic High School, Series C, Rev., VRDO, LOC: Comerica Bank, 0.180%, 06/07/11	2,455
3,120	California Infrastructure & Economic Development Bank, Kruger & Sons, Inc. Project, Rev., VRDO, AMT, LOC: Bank of The West, 0.260%, 06/07/11	3,120
6,720	California Infrastructure & Economic Development Bank, Westmark School Project, Rev., VRDO, LOC: First Republic Bank, 0.190%, 06/07/11	6,720
11,555	California Municipal Finance Authority, Boy Scouts America, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 06/07/11	11,555
10,000	California Municipal Finance Authority, Westmont College, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.180%, 06/07/11	10,000
3,100	California Pollution Control Financing Authority, Sanger Project, Series A, Rev., VRDO, LOC: National Bank of Canada, 0.210%, 06/07/11	3,100
15,000	California Statewide Communities Development Authority, Gas Supply, Rev., VRDO, 0.170%, 06/07/11	15,000
8,500	California Statewide Communities Development Authority, Health Facility Community Hospital, Rev., VRDO, LOC: U.S. Bank N.A., 0.130%, 06/07/11	8,500
1,155	California Statewide Communities Development Authority, IDR, Kennerly Project, Series A, Rev., VRDO, LOC: Bank of The West, 0.230%, 06/07/11	1,155
6,000	California Statewide Communities Development Authority, Kaiser Permanente, Series D, Rev., VRDO, 0.160%, 06/07/11	6,000
19,715	California Statewide Communities Development Authority, MERLOTS, Series E, COP, VRDO, AGM, 0.180%, 06/07/11	19,715
3,100	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.150%, 06/07/11	3,100
14,000	California Statewide Communities Development Authority, New Morgan Hill Country School, Rev., VRDO, LOC: Comerica Bank, 0.190%, 06/07/11	14,000
8,000	California Statewide Communities Development Authority, Painte Turtle, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.130%, 06/07/11	8,000
7,530	California Statewide Communities Development Authority, Prospect Sierra School, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 06/07/11	7,530
8,685	City & County of San Francisco, Multi-Family Housing, Series 34G, Rev., VRDO, LIQ: Goldman Sachs Special Situations, LOC: Goldman Sachs & Co., 0.170%, 06/07/11	8,685
11,395	City of Fremont, Capital Improvement Financing Project, COP, VRDO, LOC: Scotiabank, 0.160%, 06/07/11	11,395
2,105	City of Fresno, Trinity Health Credit, Series C, Rev., VRDO, 0.170%, 06/07/11	2,105
3,180	City of Hayward, Multi-Family Housing, Shorewood, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 06/07/11	3,180
5,450	City of Hemet, Multi-Family Housing, Sunwest Retirement, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.170%, 06/07/11	5,450
4,100	City of Livermore, Capital Improvement Projects, COP, VRDO, LOC: U.S. Bank N.A., 0.160%, 06/07/11	4,100
6,400	City of Livermore, Multi-Family Housing, Diablo Vista Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 06/07/11	6,400
9,130	City of Los Angeles, Multi-Family Housing, Series PT-3700, Rev., VRDO, 0.340%, 06/07/11	9,130
2,500	City of Los Angeles, Multi-Family Housing, Masselin Manor, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 06/07/11	2,500

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	California — Continued
29,035	City of Los Angeles, Wastewater Systems, EAGLE, Series 2006-0013, Class A, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.180%, 06/07/11	29,035
3,600	City of Manhattan Beach, COP, VRDO, LOC: Bank of America N.A., 0.200%, 06/07/11	3,600
4,425	City of Modesto, Multi-Family Housing, Valley Oak Project, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.160%, 06/07/11	4,425
4,100	City of Modesto, Multi-Family Housing, Westdale Commons, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 06/07/11	4,100
21,385	City of Modesto, Water Revenue, Series A, COP, VRDO, AGC, 0.220%, 06/07/11	21,385
8,200	City of Pasadena, Series A, COP, VRDO, LOC: Bank of America N.A., 0.170%, 06/07/11	8,200
8,200	City of Riverside, Water Revenue, Series A, Rev., VRDO, 0.160%, 06/07/11	8,200
2,150	City of Tracy, Multi-Family Housing, Sycamore, Series A, Rev., VRDO, LOC: FHLMC, 0.160%, 06/07/11	2,150
5,400	City of Upland, Mountain Springs Issue, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.140%, 06/07/11	5,400
3,400	City of Walnut Creek, Multi-Family Housing, Creekside Drive, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.160%, 06/07/11	3,400
9,170	Contra Costa County Housing Authority, Multi-Family Housing, Lakeshore, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.160%, 06/07/11	9,170
	Deutsche Bank Spears/Lifers Trust Various States,
3,330	Series DB-298, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.170%, 06/07/11	3,330
8,425	Series DB-304, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.170%, 06/07/11	8,425
3,875	Series DB-413, Rev., VRDO, AMBAC, 0.240%, 06/07/11	3,875
23,725	Series DB-422, GO, VRDO, AGM, NATL-RE, AMBAC, FGIC, LIQ: Deutsche Bank AG, 0.190%, 06/07/11	23,725
8,260	Series DB-429, GO, VRDO, NATL- RE, LIQ: Deutsche Bank AG, 0.170%, 06/07/11	8,260
6,700	Deutsche Bank Spears/Lifers Trust Various States, Tax Allocation, Series DB-294, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.170%, 06/07/11	6,700
8,025	Eclipse Funding Trust, Solar Eclipse, California, Series 2006-0065, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	8,025
8,130	Eclipse Funding Trust, Solar Eclipse, Los Angeles, Series 2006-0037, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	8,130
10,520	Eclipse Funding Trust, Solar Eclipse, San Jose, Series 2007-0037, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	10,520
10,575	Eclipse Funding Trust, Solar Eclipse, San Mateo, Tax Allocation, Series 2006-0052, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	10,575
7,050	Eclipse Funding Trust, Solar Eclipse, Santa Cruz, Tax Allocation, Series 2006-0031, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	7,050
10,000	Grand Terrace Community Redevelopment Agency, Multi-Family Housing, Mount Vernon Villas, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 06/07/11	10,000
490	Hesperia Public Financing Authority, Water & Administration Facilities, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 06/07/11	490
3,965	Long Beach Unified School District, Series 3022, GO, VRDO, LIQ: Morgan Stanley Bank, 0.190%, 06/07/11 (e)	3,965
1,586	Los Angeles Community Redevelopment Agency, Views at 270, Series A, Rev., VRDO, LOC: Citibank N.A., 0.250%, 06/07/11	1,586
3,400	Los Angeles County Community Development Commission, Willowbrook Project, COP, VRDO, LOC: Wells Fargo Bank N.A., 0.220%, 06/07/11	3,400
5,165	Los Angeles County Housing Authority, Multi-Family Housing, Sand Canyon, Series F, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.160%, 06/07/11	5,165
3,200	Los Angeles County, Multi-Family Housing, 1984 Issue, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.170%, 06/07/11	3,200
1,225	Los Angeles County, Multi-Family Housing, Valencia Housing Project, Series C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.160%, 06/07/11	1,225

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	California — Continued
16,200	Los Angeles Department of Water & Power, Power System, Subseries A-7, Rev., VRDO, 0.140%, 06/07/11	16,200
	Metropolitan Water District of Southern California,
5,000	Series A-2, Rev., VRDO, 0.130%, 06/07/11	5,000
9,525	Series ROCS-RR-II-R-11565, Rev., VRDO, BHAC-CR, FGIC, LIQ: Citibank N.A., 0.180%, 06/07/11	9,525
	Nuveen Insured,
26,500	VAR, 0.350%, 06/07/11	26,500
45,000	VAR, 0.380%, 06/07/11	45,000
2,135	Orange County Housing Authority, Multi-Family Housing, Lantern Pines Project, Series CC, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 06/07/11	2,135
7,900	Orange County, WLCO LF Partners, Series G1, Rev., VRDO, FNMA, LIQ: FNMA, 0.140%, 06/07/11	7,900
6,000	Pittsburg Public Financing Authority, Rev., VRDO, LOC: Bank of The West, 0.180%, 06/07/11	6,000
	Puttable Floating Option Tax-Exempt Receipts,
14,815	Series MT-557, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.340%, 06/07/11	14,815
5,000	Series PT-4433, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.170%, 06/07/11	5,000
3,340	Series PT-4665, Rev., VRDO, LIQ: Bank of America N.A., 0.240%, 06/07/11 (e)	3,340
5,000	Series PT-4671, Rev., VRDO, LIQ: Bank of America N.A., 0.340%, 06/07/11 (e)	5,000
11,480	Series PT-4672, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.270%, 06/07/11 (e)	11,480
4,000	Series PT-4694, Rev., VRDO, LIQ: Bank of America N.A., 0.240%, 06/07/11 (e)	4,000
13,170	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-1, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.250%, 06/07/11	13,170
13,610	Rancho Santiago Community College District, MERLOTS, Series B24, GO, VRDO, AGM, 0.180%, 06/07/11	13,610
20,000	RBC Municipal Products, Inc. Trust, Series E-21, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.220%, 09/01/11 (e)	20,000
5,000	Sacramento County Housing Authority, Multi-Family Housing, Ashford Heights Apartments, Series H, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 06/07/11	5,000
5,000	Sacramento County, Airport Systems, Series ROCS-RR-II-R-11424, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.280%, 06/07/11	5,000
2,200	San Bernardino County, Multi-Family Housing, Rosewood Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 06/07/11	2,200
800	San Bernardino County, Multi-Family Housing, Somerset Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 06/07/11	800
3,500	San Diego County Foundation, COP, VRDO, LOC: U.S. Bank N.A., 0.170%, 06/07/11	3,500
3,155	San Francisco City & County Public Utilities Commission, Series 2190, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.210%, 06/07/11	3,155
19,770	San Francisco City & County Public Utilities Commission, MERLOTS, Series B20, Rev., VRDO, NATL-RE, 0.370%, 06/07/11	19,770
200	San Jose Multi-Family Housing, Villa Monterey Apartments, Series F, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/11	200
3,100	Santa Ana Housing Authority, Multi- Family Housing, Harbor Pointe Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 06/07/11	3,100
1,250	Santa Clara County Financing Authority, Housing Authority Office Project, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.170%, 06/07/11	1,250
14,000	Santa Clara County Financing Authority, Multiple Facilities Projects, Series M, Rev., VRDO, LOC: Bank of America N.A., 0.160%, 06/07/11	14,000
	Southern California Public Power Authority,
8,000	Rev., VRDO, LOC: Bank of America N.A., 0.150%, 06/07/11	8,000
26,500	Rev., VRDO, LOC: KBC Bank N.V., 0.160%, 06/07/11	26,500
1,650	State of California, Municipal Securities Trust Receipts, Series SGC- 6, Class A, GO, VRDO, LIQ: Societe Generale, LOC: Societe Generale, 0.170%, 06/07/11	1,650

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	California — Continued
5,250	Tahoe Forest Hospital District, Series ROCS-RR-II-R-11863, GO, VRDO, LIQ: Citibank N.A., 0.380%, 06/07/11 (e)	5,250
	University of California,
4,495	Series 1119, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.190%, 06/07/11	4,495
10,615	Series 1274, Rev., VRDO, NATL-RE, LIQ: Morgan Stanley Bank, 0.180%, 06/07/11	10,615
34,280	Series 2902, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Bank, 0.200%, 06/07/11	34,280
4,000	Upland Housing Authority, Multi- Family Housing, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.160%, 06/07/11	4,000

		870,118

Other Territories — 0.1%
1,555	Deutsche Bank Spears/Lifers Trust Various States, Series DB-344, Rev., VRDO, NATL-RE, AMBAC, LIQ: Deutsche Bank AG, 0.170%, 06/07/11	1,555

	Total Weekly Demand Notes (Cost $871,673)	871,673

	Total Investments — 97.8%
	(Cost $1,262,638) *	1,262,638
	Other Assets in Excess of Liabilities — 2.2%	28,763

	NET ASSETS — 100.0%	$1,291,401

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.†
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
ROCS	—	Reset Option Certificates
TRAN	—	Tax & Revenue Anticipation Note
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2011.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2011.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
†	File for bankruptcy on November 8, 2010.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$—	$1,262,638	$—	$1,262,638

There were no transfers between Levels 1 and 2 during the period ended May 31, 2011.

#	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Municipal Bonds — 97.6%
	California — 93.1%
	Certificate of Participation/Lease — 11.7%
1,000	Anaheim Public Financing Authority, Public Improvements Project, Capital Appreciation, Series C, Rev., COP, AGM, Zero Coupon, 09/01/19	654
2,000	California State Public Works Board, California State University, Series A, Rev., COP, NATL-RE, FGIC, 5.250%, 10/01/17	2,216
1,500	California State Public Works Board, Department Development Services, Porterville, Series C, Rev., COP, 6.000%, 04/01/25	1,599
1,000	California State Public Works Board, Department of Corrections & Rehabilitations, Series J, Rev., COP, AMBAC, 5.250%, 01/01/16	1,103
100	California State Public Works Board, Department of Mental Health, Coalinga State Hospital, Series A, Rev., COP, 5.250%, 06/01/12	104
1,675	California State Public Works Board, Lease, Department of Corrections, Series A, Rev., COP, AMBAC, 5.250%, 06/01/11	1,675
1,500	California State Public Works Board, Regents University, Series A, Rev., COP, 5.000%, 03/01/20	1,641
1,000	California State Public Works Board, Various Universities of California Projects, Series D, Rev., COP, 5.000%, 05/01/20	1,070
1,000	City of Laguna Hills, COP, 4.000%, 02/01/16	1,101
5,110	City of Los Angeles, Sonnenblick Del Rio West Los Angeles, COP, AMBAC, 6.125%, 11/01/15	5,176
1,240	City of Sacramento Financing Authority, Capital Improvement, Series A, Rev., COP, AMBAC, 5.000%, 12/01/19	1,308
1,000	Irvine Ranch Water District, COP, 5.000%, 03/01/26	1,095
1,500	Los Angeles County Public Works Financing Authority, Regional Park & Open Space, Special Assessment, Series A, COP, NATL-RE, 5.000%, 10/01/19	1,727
1,500	Monterey County, Refinancing Project, COP, AGM, 5.000%, 08/01/20	1,624
1,385	Mountain View/Santa Clara County, Capital Projects, COP, 5.250%, 08/01/16	1,490
1,400	San Diego County, Justice Facilities, COP, 5.000%, 10/01/25	1,455
1,250	San Francisco City & County, Multiple Capital Improvement Projects, Series A, COP, 5.000%, 04/01/22	1,318
1,500	San Francisco State Building Authority, California State & San Francisco Civic Center, Series A, Rev., COP, NATL-RE, FGIC, 5.000%, 12/01/20	1,547
	San Mateo Joint Power Authority, Capital Projects Program,
250	Rev., COP, NATL-RE, 6.500%, 07/01/15	287
2,190	Series A, Rev., COP, 5.250%, 07/15/21	2,429
1,500	Santa Ana Financing Authority, Police Administration & Holding Facility, Series A, Rev., COP, NATL-RE, 6.250%, 07/01/24	1,625
1,000	Santa Clara County Financing Authority, Series A, Rev., COP, AMBAC, 5.750%, 11/15/13	1,102

		33,346

	Education — 2.9%
1,000	California Educational Facilities Authority, Pomona College, Series A, Rev., 5.000%, 01/01/24	1,115
	California Educational Facilities Authority, Stanford University,
750	Series P, Rev., 5.250%, 12/01/13	839
1,500	Series T-5, Rev., 5.000%, 03/15/23	1,785
1,000	California State University, Systemwide, Series C, Rev., AGM, 5.000%, 11/01/19	1,118
2,000	University of California, Series Q, Rev., 5.250%, 05/15/26	2,180
1,000	University of California Regents Medical Center, Series A, Rev., NATL-RE, 5.000%, 05/15/17	1,101

		8,138

	General Obligation — 30.7%
1,385	Berkeley Unified School District, GO, 4.000%, 08/01/16	1,499
1,500	Beverly Hills Unified School District, Capital Appreciation, Election of 2008, GO, Zero Coupon, 08/01/23	802
1,465	California State Polytechnic University, GO, 5.055%, 03/15/14 (f) (i)	1,484
1,000	Carlsbad Unified School District, GO, Zero Coupon, 05/01/18	752
1,000	Center Unified School District, Election of 1991, Series D, GO, NATL-RE, Zero Coupon, 08/01/24	433
2,000	Desert Sands Unified School District, GO, AMBAC, Zero Coupon, 06/01/14	1,868
1,500	Escondido Union High School District, Election of 2008, Capital Appreciation, Series A, GO, AGC, Zero Coupon, 08/01/25	637

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — Continued
1,915	Evergreen Elementary School District, Capital Appreciation, GO, AGC, Zero Coupon, 08/01/24	901
1,000	Fallbrook Union High School District, San Diego County, GO, NATL-RE, FGIC, 5.375%, 09/01/12	1,055
1,000	Glendale Community College District, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 10/01/17	776
1,000	Glendale Unified School District, GO, 4.000%, 09/01/14	1,092
2,540	Irvine Ranch Water District, COP, GO, 5.000%, 03/01/25	2,806
1,500	Los Angeles Community College District, Election of 2003, University & College Improvements, Series E, GO, AGM, 5.000%, 08/01/19	1,650
	Los Angeles Unified School District,
2,000	Series A, GO, 5.000%, 07/01/15	2,269
125	Series A, GO, FGIC, 6.000%, 07/01/15	146
1,000	Series I, GO, 5.000%, 07/01/25	1,053
1,650	Series KRY, GO, 5.000%, 07/01/12	1,730
	Los Angeles Unified School District, Election of 2004,
1,000	Series G, GO, AMBAC, 5.000%, 07/01/18	1,123
1,000	Series H, GO, AGM, 5.000%, 07/01/19	1,118
1,115	Mendocino-Lake Community College District, Election of 2006, Series A, GO, NATL-RE, 5.000%, 08/01/21	1,191
3,000	Monterey Peninsula Community College District, Capital Appreciation, Series C, GO, AGM, Zero Coupon, 08/01/23	1,544
1,580	Moreland School District, Crossover, GO, AGM, 4.250%, 08/01/21	1,637
1,000	Murrieta Valley Unified School District Public Financing Authority, School District Election of 2006, GO, AGM, Zero Coupon, 09/01/24	456
1,500	Napa Valley Community College District, Election of 2002, Series C, GO, NATL-RE, Zero Coupon, 08/01/21	862
2,000	Napa Valley Unified School District, Election of 2006, Series A, GO, Zero Coupon, 08/01/27	776
	Palo Alto Unified School District, Election of 2008, Capital Appreciation,
1,500	GO, Zero Coupon, 08/01/22	879
1,015	GO, Zero Coupon, 08/01/25	478
1,500	GO, Zero Coupon, 08/01/26	658
1,500	Palomar Pomerado Health, Capital Appreciation, Series A, GO, NATL- RE, Zero Coupon, 08/01/18	1,071
1,000	Pasadena Unified School District, Election of 2008, Series A-1, GO, 5.000%, 08/01/20	1,133
1,500	San Bernardino City Unified School District, Election of 2004, Series B, GO, AGM, 5.000%, 08/01/23	1,553
1,000	San Diego Community College District, Election of 2006, Capital Appreciation, GO, AGM, Zero Coupon, 08/01/14	938
	San Diego Unified School District, Election of 1998,
2,010	Series C-2, GO, AGM, 5.500%, 07/01/24	2,316
2,400	Series F-1, GO, AGM, 5.250%, 07/01/27	2,627
2,500	Series F-1, GO, AGM, 5.250%, 07/01/28	2,716
2,000	San Francisco City & County, General Hospital Improvement, Series A, GO, 5.000%, 06/15/15	2,273
1,395	San Francisco Community College District, Election of 2005, Series D, GO, 5.000%, 06/15/26	1,480
2,680	San Francisco Unified School District, Proposition A, Election of 2006, Series E, GO, 5.000%, 06/15/14	3,006
1,500	San Jose Evergreen Community College District, Election of 2004, Series B, GO, AGM, 5.000%, 09/01/23	1,625
585	San Mateo County Community College District, Election of 2001, Series A, GO, NATL-RE, FGIC, 5.375%, 09/01/19	613
1,700	Santa Ana Unified School District, GO, AGC, 4.000%, 08/01/16	1,856
1,200	Santa Clara Unified School District, GO, 5.000%, 07/01/16	1,405
2,000	Santa Monica Community College District, Election of 2002, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 08/01/16	1,700
1,500	Santa Monica Community College District, Election of 2007, Series C, GO, NATL-RE, FGIC, Zero Coupon, 08/01/12	1,486
	State of California,
1,000	GO, 5.000%, 05/01/16	1,116
1,500	GO, 5.000%, 03/01/17	1,688
2,000	GO, 5.000%, 08/01/19	2,202
1,000	GO, 5.000%, 09/01/19	1,094
3,500	GO, 5.000%, 11/01/21	3,784
3,000	GO, 5.000%, 08/01/22	3,182
1,500	GO, NATL-RE, 4.000%, 09/01/14	1,620

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — Continued
120	GO, NATL-RE-IBC, 6.250%, 10/01/19 (p)	122
1,640	State of California, Economic Recovery, Series A, GO, 4.250%, 07/01/17	1,835
	State of California, Various Purpose,
2,000	GO, 5.000%, 04/01/24	2,086
2,310	GO, 5.250%, 10/01/22	2,545
1,000	GO, 5.500%, 04/01/23	1,097
1,500	Torrance Unified School District, Election of 2008, GO, 5.375%, 08/01/23	1,663
3,050	Walnut Valley Unified School District, Series A, GO, NATL-RE, 7.200%, 02/01/16	3,174
1,500	West Contra Costa Unified School District, GO, NATL-RE, FGIC, Zero Coupon, 08/01/17	1,146

		87,827

	Hospital — 3.0%
1,000	California Health Facilities Financing Authority, Cedars Sinai Medical Center, Rev., 5.000%, 11/15/20	1,044
1,500	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.250%, 10/01/24	1,722
1,000	California Health Facilities Financing Authority, Sutter Health, Series A, Rev., 5.500%, 08/15/18	1,143
1,000	Loma Linda University Medical Center, Series A, Rev., 5.000%, 12/01/18	966
1,565	Sierra View Local Health Care District, Rev., 5.100%, 07/01/21	1,600
	University of California Regents Medical Center,
1,500	Series D, Rev., 5.000%, 05/15/20	1,624
500	Series E, Rev., 5.000%, 05/15/15	559

		8,658

	Housing — 1.5%
	California Housing Finance Agency, Home Mortgage,
1,500	Series B, Rev., 4.800%, 02/01/23	1,402
1,000	Series D, Rev., AMT, FGIC, 4.350%, 02/01/17	963
1,000	Series J, Rev., AMT, AGM, 4.750%, 08/01/15	1,029
895	California Statewide Communities Development Authority, Poinsettia Apartments, Series B, Rev., VAR, LIQ: FNMA, 4.750%, 06/15/11	896

		4,290

	Other Revenue — 8.6%
750	Beverly Hills Public Financing Authority, Capital Improvement Project, Rev., 4.000%, 06/01/16	839
260	Burlingame Financing Authority, Rev., 4.750%, 10/15/11	264
2,000	California State Department of Water Resources, Power Supply, Series L, Rev., 5.000%, 05/01/14	2,238
1,000	California Statewide Communities Development Authority, Cottage Health Obligation Group, Rev., 5.000%, 11/01/16	1,103
515	California Statewide Communities Development Authority, Shutter Health, Series A, Rev., 5.000%, 08/15/19	566
	City of Long Beach,
1,000	Series A, Rev., 5.000%, 05/15/25	1,089
1,500	Series B, Rev., 5.000%, 05/15/26	1,619
1,000	City of Los Angeles, Waste Water System, Sub Series A, Rev., 4.000%, 06/01/15	1,100
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded, Enhanced Asset Backed,
1,000	Series A, Rev., 5.000%, 06/01/19	1,000
1,000	Series A-1, Rev., 5.000%, 06/01/13	1,029
545	Golden West Schools Financing Authority, Series A, Rev., NATL-RE, 5.800%, 02/01/16	621
	Los Angeles Department of Airports,
2,000	Series A, Rev., 5.000%, 05/15/26	2,129
1,000	Series A, Rev., 5.000%, 05/15/27	1,056
1,500	San Francisco Bay Area Rapid Transit District, Rev., 5.000%, 07/01/27	1,627
1,200	San Francisco City & County Airports Commission, Series B, Rev., 5.000%, 05/01/18	1,352
	San Francisco City & County Public Utilities Commission,
1,970	Sub Series A, Rev., 5.000%, 11/01/14	2,237
2,380	Sub Series A, Rev., 5.000%, 11/01/26	2,594
1,350	University of California, Series U, Rev., 5.000%, 05/15/14	1,510
650	University of California, Limited Project, Series E, Rev., 4.000%, 05/15/15	717

		24,690

	Prerefunded — 3.6%
	California State Department of Water Resources, Water Systems,
540	Series J-3, Rev., 7.000%, 12/01/12 (p)	591
25	Series J-3, Rev., 7.000%, 12/01/12 (p)	28

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Prerefunded — Continued
810	City of San Bernardino, Single Family Mortgage, Series A, Rev., FHA/VA MTGS, GNMA COLL, 7.500%, 05/01/23 (p)	1,061
1,795	Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Series A, Rev., Zero Coupon, 01/01/26 (p)	1,018
2,000	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded, Enhanced Asset Backed, Series B, Rev., FGIC-TCRS, 5.500%, 06/01/13 (p)	2,192
990	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Tax Allocation, NATL-RE, 6.000%, 08/01/15 (p)	1,201
	San Marcos Public Facilities Authority, CR,
1,990	Rev., Zero Coupon, 03/01/14 (p)	1,931
715	Rev., Zero Coupon, 01/01/19 (p)	596
1,485	State of California, Economic Recovery, Series A, GO, 5.000%, 07/01/14 (p)	1,684

		10,302

	Special Tax — 4.8%
490	Carson Redevelopment Agency, Redevelopment Project Area No. 1, Tax Allocation, NATL-RE, 5.500%, 10/01/14	522
1,000	Colton Public Financing Authority, Tax Allocation, Series A, NATL-RE, 5.000%, 08/01/18	1,000
	Los Angeles County Community Facilities District No. 3, Improvement Area B, Special Tax,
500	Series A, AMBAC, 5.625%, 09/01/11 (f) (i)	504
1,395	Series A, AMBAC, 5.625%, 09/01/13 (f) (i)	1,404
2,000	Los Angeles County Metropolitan Transportation Authority, Series A, Rev., 5.250%, 07/01/23	2,293
2,000	Los Angeles County Metropolitan Transportation Authority, Proposition A, First Tier, Series A, Rev., AMBAC, 5.000%, 07/01/13	2,185
2,000	Los Angeles County Metropolitan Transportation Authority, Proposition A, First Tier Senior, Rev., 5.000%, 07/01/18	2,379
375	Pomona Public Financing Authority, Southwest Pomona Redevelopment Project, Unrefunded Balance, Series W, Rev., NATL-RE, 5.000%, 02/01/18	375
1,835	Roseville Finance Authority, Special Tax, Senior Lien, Series A, AMBAC, 4.250%, 09/01/22 (f) (i)	1,521
1,310	South Orange County Public Financing Authority, Foothill Area, Special Tax, Series A, NATL-RE, FGIC, 5.250%, 08/15/18	1,384

		13,567

	Transportation — 7.0%
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
2,000	Series F, Rev., 5.000%, 04/01/18	2,258
1,500	Series F, Rev., 5.000%, 04/01/25	1,614
500	California State Department of Transportation, Federal Highway, Series A, Rev., 4.000%, 02/01/12	512
	Los Angeles Department of Airports,
1,000	Series D, Rev., 5.000%, 05/15/15	1,104
1,250	Series E, Rev., 4.500%, 05/15/16	1,370
	Los Angeles Harbor Department,
1,500	Series A, Rev., AMT, NATL-RE, 5.000%, 08/01/17	1,689
1,500	Series C, Rev., 5.000%, 08/01/14	1,672
1,000	Series C, Rev., AMT, NATL-RE, 5.000%, 08/01/17	1,107
1,500	Port of Oakland, Inter Lien, Series A, Rev., NATL-RE, 5.000%, 11/01/14	1,627
1,500	Sacramento County, Airport Systems, Series A, Rev., AGM, 5.000%, 07/01/22	1,572
1,500	San Francisco City & County Airports Commission, Second Series, Series C, Rev., AGM, 5.000%, 05/01/17	1,707
	San Francisco City & County Airports Commission, Second Series, Issue 32F,
1,000	Rev., NATL-RE, FGIC, 5.000%, 05/01/14	1,093
1,000	Rev., NATL-RE, FGIC, 5.250%, 05/01/18	1,142
1,500	San Francisco City & County Airports Commission, Second Series, Issue 34E, Rev., AMT, AGM, 5.750%, 05/01/22	1,662

		20,129

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Utility — 8.4%
3,135	Anaheim Public Financing Authority, Distribution System, Second Lien, Rev., NATL-RE, 5.250%, 10/01/16	3,369
1,535	Anaheim Public Financing Authority, Electric Systems Distribution, Rev., 5.000%, 10/01/22	1,687
	California State Department of Water Resources, Power Supply,
1,500	Series A, Rev., NATL-RE, 5.250%, 05/01/12	1,569
1,000	Series H, Rev., 5.000%, 05/01/22	1,116
2,860	City of Burbank, Water & Power, Series A, Rev., 5.000%, 06/01/22	3,184
2,020	City of Pasadena, Rev., 4.000%, 08/01/17	2,246
1,500	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/20	1,522
	Los Angeles Department of Water & Power, Power Systems,
1,500	Series B, Rev., 5.000%, 07/01/23	1,650
1,500	Series B, Rev., 5.250%, 07/01/23	1,678
1,000	Series B, Rev., AGM, 5.125%, 07/01/15	1,085
1,000	Series B, Rev., AGM, 5.125%, 07/01/16	1,084
1,500	Northern California Gas Authority No. 1, Series A, Rev., 5.000%, 07/01/11	1,505
2,135	Southern California Public Power Authority, Project No.1, Series A, Rev., 5.000%, 11/01/18	2,160

		23,855

	Water & Sewer — 10.9%
	California State Department of Water Resources, Water Systems,
2,500	Series AF, Rev., 5.000%, 12/01/24	2,783
2,500	Series AF, Rev., 5.000%, 12/01/25	2,754
1,500	Series AG, Rev., 5.000%, 12/01/24	1,689
1,435	California State Department of Water Resources, Water Systems, Unrefunded Balance, Series J-3, Rev., 7.000%, 12/01/12	1,574
1,000	City of Riverside, Riverside Sewer, Rev., 5.000%, 08/01/15	1,140
1,000	City of Riverside, Water Revenue, Series A, Rev., 5.000%, 10/01/15	1,149
1,500	City of Santa Rosa, Capital Appreciation, Series B, Rev., AGM- CR, AMBAC, Zero Coupon, 09/01/23	736
1,500	City of Vallejo, Water Revenue, Rev., NATL-RE, 5.000%, 05/01/21	1,434
1,500	East Bay Municipal Utility District, Series A, Rev., 5.000%, 06/01/27	1,643
	Los Angeles Department of Water & Power, Power Systems,
1,500	Series B, Rev., 5.250%, 07/01/24	1,659
1,000	Sub Series A-1, Rev., AMBAC, 5.000%, 07/01/15	1,144
	Metropolitan Water District of Southern California,
1,000	Rev., 5.000%, 07/01/20	1,168
1,000	Series E, Rev., 3.750%, 07/01/14	1,089
1,500	Sacramento County Sanitation Districts Financing Authority, Rev., NATL-RE, FGIC, 5.000%, 12/01/20	1,684
	San Diego Public Facilities Financing Authority,
1,000	Series A, Rev., 5.000%, 08/01/21	1,112
1,500	Series A, Rev., 5.000%, 05/15/25	1,610
2,000	Series B, Rev., 5.000%, 08/01/25	2,130
	San Francisco City & County Public Utilities Commission,
2,000	Series A, Rev., 5.000%, 11/01/16	2,361
2,000	Series B, Rev., 5.000%, 11/01/20	2,327

		31,186

	Total California	265,988

Illinois — 0.7%
	Transportation — 0.7%
2,000	Chicago O’Hare International Airport, Third Lien, Series A, Rev., AMBAC, 5.000%, 01/01/21	2,101

Kentucky — 0.4%
	Certificate of Participation/Lease — 0.4%
1,000	Kentucky State Property & Buildings Commission, Project No. 82, Rev., COP, AGM, 5.250%, 10/01/18	1,169

Massachusetts — 0.7%
	Other Revenue — 0.7%
1,500	Commonwealth of Massachusetts, Series C, GO, AGM, 5.500%, 12/01/17	1,825

Ohio — 0.3%
	Housing — 0.3%
855	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series A, Rev., AMT, GNMA COLL, 4.100%, 09/01/13	881

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
Pennsylvania — 0.4%
	Hospital — 0.4%
1,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/17	1,142

Puerto Rico — 1.4%
	Special Tax — 0.2%
420	Puerto Rico Highway & Transportation Authority, Series W, Rev., NATL-RE- IBC, 5.500%, 07/01/15	456

	Transportation — 0.2%
475	Puerto Rico Highway & Transportation Authority, Series AA, Rev., NATL- RE, 5.500%, 07/01/18	511

	Utility — 1.0%
3,000	Puerto Rico Electric Power Authority, Series BB, Rev., NATL-RE, 6.000%, 07/01/11	3,013

	Total Puerto Rico	3,980

South Carolina — 0.2%
	General Obligation — 0.2%
550	Charleston County, GO, NATL-RE- IBC, 3.000%, 09/01/14	589

Texas — 0.4%
	Transportation — 0.4%
1,000	Texas State Transportation Commission, First Tier, Rev., 5.000%, 04/01/17	1,152

	Total Municipal Bonds (Cost $269,598)	278,827

SHARES
Short-Term Investment — 2.1%
	Investment Company — 2.1%
6,060	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $6,060)	6,060

	Total Investments — 99.7% (Cost $275,658)	284,887
	Other Assets in Excess of Liabilities — 0.3%	876

	NET ASSETS — 100.0%	$285,763

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance
Corp.*
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IBC	—	Insured Bond Certificates
LIQ	—	Liquidity Agreement
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
TCRS	—	Transferable Custodial Receipts
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2011.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $4,913,000 which amounts to 1.7% of total investments.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of May 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
*	Filed for bankruptcy on November 8, 2010.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,544
Aggregate gross unrealized depreciation	(1,315)

Net unrealized appreciation/depreciation	$9,229

Federal income tax cost of investments	$275,658

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by state as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
California
Certificate of Participation/Lease	$—	$33,346	$—	$33,346
Education	—	8,138	—	8,138
General Obligation	—	86,343	1,484	87,827
Hospital	—	8,658	—	8,658
Housing	—	4,290	—	4,290
Other Revenue	—	24,690	—	24,690
Prerefunded	—	10,302	—	10,302
Special Tax	—	10,138	3,429	13,567
Transportation	—	20,129	—	20,129
Utility	—	23,855	—	23,855
Water & Sewer	—	31,186	—	31,186

Total California	—	261,075	4,913	265,988

Illinois
Transportation	—	2,101	—	2,101
Kentucky
Certificate of Participation/Lease	—	1,169	—	1,169
Massachusetts
Other Revenue	—	1,825	—	1,825
Ohio
Housing	—	881	—	881
Pennsylvania
Hospital	—	1,142	—	1,142
Puerto Rico
Special Tax	—	456	—	456
Transportation	—	511	—	511
Utility	—	3,013	—	3,013

Total Puerto Rico	—	3,980	—	3,980

South Carolina
General Obligation	—	589	—	589
Texas
Transportation	—	1,152	—	1,152

Total	—	273,914	4,913	278,827

Short-Term Investment
Investment Company	6,060	—	—	6,060

Total Investments in Securities	$6,060	$273,914	$4,913	$284,887

There were no transfers between Levels 1 and 2 during the period ended May 31, 2011.

	Balance as of 02/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/2011
Investments in Securities
California — General Obligation	$1,926	$—	$2	$(2)	$—	$(442)	$—	$—	$1,484
California- Special Tax	3,391	—	38	—	—	—	—	—	3,429

Total	$5,317	$—	$40	$(2)	$—	$(442)	$—	$—	$4,913

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2011, which were valued using significant unobservable inputs amounted to $40,000.

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — 0.8%
	Non-Agency CMO — 0.8%
252	Residential Accredit Loans, Inc., Series 2004-QS16, Class 2A1, 5.000%, 12/25/19	255
256	Structured Asset Securities Corp., Series 2004-3, Class 3A1, 5.500%, 03/25/19	266

	Total Collateralized Mortgage Obligations (Cost $506)	521

Corporate Bonds — 67.3%
	Consumer Discretionary — 10.2%
	Automobiles — 1.1%
325	Ford Motor Co., 7.450%, 07/16/31	369
325	Navistar International Corp., 8.250%, 11/01/21	357

		726

	Broadcasting & Cable TV — 1.8%
125	CCH II LLC/CCH II Capital Corp., 13.500%, 11/30/16	149
	CCO Holdings LLC/CCO Holdings Capital Corp.,
65	6.500%, 04/30/21	64
44	7.250%, 10/30/17	46
	DISH DBS Corp.,
215	6.750%, 06/01/21 (e)	217
125	7.875%, 09/01/19	136
71	Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	77
125	Sirius XM Radio, Inc., 9.750%, 09/01/15 (e)	140
200	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 8.125%, 12/01/17 (e)	213
100	Virgin Media Finance plc, (United Kingdom), 8.375%, 10/15/19	113

		1,155

	Diversified Consumer Services — 0.0% (g)
20	Stewart Enterprises, Inc., 6.500%, 04/15/19 (e)	20

	Gaming — 1.4%
100	Isle of Capri Casinos, Inc., 7.750%, 03/15/19 (e)	102
200	MGM Resorts International, 9.000%, 03/15/20	223
100	Peninsula Gaming LLC/Peninsula Gaming Corp, 8.375%, 08/15/15	107
	Wynn Las Vegas LLC/Wynn Las
	Vegas Capital Corp.,
330	7.750%, 08/15/20	361
75	7.875%, 05/01/20	83

		876

	Hotels, Restaurants & Leisure — 0.5%
125	Royal Caribbean Cruises Ltd., (Liberia), 7.250%, 06/15/16	135
125	Speedway Motorsports, Inc., 6.750%, 02/01/19	127
60	Vail Resorts, Inc., 6.500%, 05/01/19 (e)	61
10	Yonkers Racing Corp., 11.375%, 07/15/16 (e)	11

		334

	Household Durables — 0.7%
100	D.R. Horton, Inc., 5.625%, 01/15/16	102
125	K Hovnanian Enterprises, Inc., 10.625%, 10/15/16	126
50	Lennar Corp., 12.250%, 06/01/17	61
175	Standard Pacific Corp., 8.375%, 01/15/21	175

		464

	Media — 2.6%
150	Belo Corp., 8.000%, 11/15/16	165
70	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (e)	74
125	Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17	137
50	CSC Holdings LLC, 8.625%, 02/15/19	58
	EH Holding Corp.,
25	6.500%, 06/15/19 (e)	25
8	7.625%, 06/15/21 (e)	8
500	Gannett Co., Inc., 9.375%, 11/15/17	562
125	Intelsat Jackson Holdings S.A.,
	(Luxembourg), 7.500%, 04/01/21 (e)	127
50	NAI Entertainment Holdings LLC, 8.250%, 12/15/17 (e)	54
150	News America Holdings, Inc., 8.450%, 08/01/34	189
250	Valassis Communications, Inc., 6.625%, 02/01/21 (e)	248

		1,647

	Multiline Retail — 1.0%
125	HSN, Inc., 11.250%, 08/01/16	141
325	QVC, Inc., 7.500%, 10/01/19 (e)	350
150	Sears Holdings Corp., 6.625%, 10/15/18 (e)	138

		629

	Specialty Retail — 1.1%
125	ACE Hardware Corp., 9.125%, 06/01/16 (e)	134
250	Limited Brands, Inc., 5.250%, 11/01/14	264
275	RadioShack Corp., 6.750%, 05/15/19 (e)	274

		672

	Total Consumer Discretionary	6,523

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Specialty Retail — Continued
Consumer Staples — 2.1%
	Beverages — 0.8%
250	Anheuser-Busch InBev Worldwide, Inc., 2.875%, 02/15/16	255
100	Constellation Brands, Inc., 7.250%, 05/15/17	109
150	Pernod-Ricard S.A., (France), 5.750%, 04/07/21 (e)	159

		523

	Food & Staples Retailing — 0.4%
124	Ingles Markets, Inc., 8.875%, 05/15/17	134
100	SUPERVALU, Inc., 8.000%, 05/01/16	104

		238

	Food Products — 0.9%
200	Cargill, Inc., 7.375%, 10/01/25 (e)	254
95	JBS USA LLC/JBS USA Finance, Inc., 7.250%, 06/01/21 (e)	93
250	Kraft Foods, Inc., 4.125%, 02/09/16	265

		612

	Total Consumer Staples	1,373

Energy — 4.9%
	Energy Equipment & Services — 1.4%
150	Calfrac Holdings LP, 7.500%, 12/01/20 (e)	155
225	Exterran Holdings, Inc., 7.250%, 12/01/18 (e)	232
100	Gibson Energy ULC/GEP Midstream Finance Corp.,
	(Canada), 11.750%, 05/27/14	115
45	Oil States International, Inc., 6.500%, 06/01/19 (e)	45
150	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	158
210	Unit Corp., 6.625%, 05/15/21	213

		918

	Oil, Gas & Consumable Fuels — 3.5%
	Alpha Natural Resources, Inc.,
25	6.000%, 06/01/19	25
25	6.250%, 06/01/21	25
100	Arch Coal, Inc., 7.250%, 10/01/20	106
125	Bill Barrett Corp., 9.875%, 07/15/16	142
200	Chesapeake Energy Corp., 6.875%, 08/15/18	216
100	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.250%, 12/15/17	109
30	Concho Resources, Inc., 6.500%, 01/15/22	30
200	Consol Energy, Inc., 8.250%, 04/01/20	222
200	El Paso Corp., 7.250%, 06/01/18	235
250	Ferrellgas LP/Ferrellgas Finance Corp., 6.500%, 05/01/21 (e)	249
15	Linn Energy LLC/Linn Energy Finance Corp., 6.500%, 05/15/19 (e)	15
130	Newfield Exploration Co., 6.875%, 02/01/20	138
35	Petrohawk Energy Corp., 6.250%, 06/01/19 (e)	35
140	Plains Exploration & Production Co., 6.625%, 05/01/21	140
225	QEP Resources, Inc., 6.875%, 03/01/21	242
20	Range Resources Corp., 5.750%, 06/01/21	20
225	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 03/15/20	241

		2,190

	Total Energy	3,108

Financials — 21.4%
	Capital Markets — 5.8%
200	Bank of New York Mellon Corp. (The), 3.100%, 01/15/15	210
	Blackstone Holdings Finance Co. LLC,
200	5.875%, 03/15/21 (e)	202
505	6.625%, 08/15/19 (e)	547
500	CDP Financial, Inc., (Canada), 4.400%, 11/25/19 (e)	520
	Goldman Sachs Group, Inc. (The),
500	6.000%, 05/01/14	550
500	6.000%, 06/15/20	537
500	Jefferies Group, Inc., 8.500%, 07/15/19	607
450	Macquarie Group Ltd., (Australia), 7.300%, 08/01/14 (e)	511

		3,684

	Commercial Banks — 1.5%
175	Barclays Bank plc, (United Kingdom), VAR, 7.434%, 12/15/17 (e) (x)	181
650	PNC Bank N.A., 6.875%, 04/01/18	773

		954

	Consumer Finance — 2.4%
150	Ally Financial, Inc., 7.500%, 09/15/20	161
150	American Express Co., 7.250%, 05/20/14	173
200	American Honda Finance Corp., 3.500%, 03/16/15 (e)	211
400	Capital One Bank USA N.A., 8.800%, 07/15/19	513
175	Ford Motor Credit Co. LLC, 8.125%, 01/15/20	206

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Consumer Finance — Continued
250	SLM Corp., 6.250%, 01/25/16	262

		1,526

	Diversified Financial Services — 5.1%
500	Bank of America Corp., 5.875%, 01/05/21	533
125	Cardtronics, Inc., 8.250%, 09/01/18	137
175	CIT Group, Inc., 6.625%, 04/01/18 (e)	184
500	CME Group Index Services LLC, 4.400%, 03/15/18 (e)	528
25	Community Choice Financial, Inc., 10.750%, 05/01/19 (e)	26
325	Deluxe Corp., 7.375%, 06/01/15	336
77	ERAC USA Finance LLC, 2.250%, 01/10/14 (e)	78
	General Electric Capital Corp.,
500	4.625%, 01/07/21	507
200	6.875%, 01/10/39	235
500	Hutchison Whampoa International 10 Ltd., (Cayman Islands), VAR, 6.000%, 10/28/15 (e) (x)	513
	International Lease Finance Corp.,
30	6.250%, 05/15/19	30
125	8.875%, 09/01/17	143

		3,250

	Insurance — 4.3%
500	Aflac, Inc., 3.450%, 08/15/15	516
150	American International Group, Inc., VAR, 8.175%, 05/15/58	165
200	Catlin Insurance Co. Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e) (x)	192
150	Hartford Financial Services Group, Inc., VAR, 8.125%, 06/15/38	168
100	Liberty Mutual Group, Inc., VAR, 10.750%, 06/15/58 (e)	136
	Metropolitan Life Global Funding I,
500	2.000%, 01/10/14 (e)	503
200	5.125%, 06/10/14 (e)	219
750	Nationwide Mutual Insurance Co., 8.250%, 12/01/31 (e)	846

		2,745

	Real Estate Investment Trusts (REITs) — 2.3%
125	CB Richard Ellis Services, Inc., 6.625%, 10/15/20	132
125	CNL Income Properties, Inc., 7.250%, 04/15/19 (e)	119
300	DuPont Fabros Technology LP, 8.500%, 12/15/17	330
125	ERP Operating LP, 5.375%, 08/01/16	138
60	HCP, Inc., 3.750%, 02/01/16	62
150	Host Hotels & Resorts, Inc., 6.000%, 11/01/20	150
500	Simon Property Group LP, 6.125%, 05/30/18	572

		1,503

	Real Estate Management & Development — 0.0% (g)
25	Kennedy-Wilson, Inc., 8.750%, 04/01/19 (e)	25

	Total Financials	13,687

Health Care — 4.3%
	Health Care Providers & Services — 2.4%
175	Capella Healthcare, Inc., 9.250%, 07/01/17 (e)	189
200	CHS/Community Health Systems, Inc., 8.875%, 07/15/15	207
125	FMC Finance III S.A., (Luxembourg), 6.875%, 07/15/17	133
175	HCA, Inc., 7.875%, 02/15/20	192
100	Health Management Associates, Inc., 6.125%, 04/15/16	105
550	Omnicare, Inc., 7.750%, 06/01/20	590
100	Tenet Healthcare Corp., 10.000%, 05/01/18	115

		1,531

	Pharmaceuticals — 1.9%
125	Elan Finance plc/Elan Finance Corp., (Ireland), 8.750%, 10/15/16	134
500	Hospira, Inc., 5.600%, 09/15/40	494
500	Teva Pharmaceutical Finance Co. LLC, 5.550%, 02/01/16	568

		1,196

	Total Health Care	2,727

Industrials — 5.8%
	Aerospace & Defense — 1.4%
50	Alliant Techsystems, Inc., 6.875%, 09/15/20	53
400	Boeing Co. (The), 7.950%, 08/15/24	545
	Esterline Technologies Corp.,
75	6.625%, 03/01/17	78
50	7.000%, 08/01/20	53
	Huntington Ingalls Industries, Inc.,
75	6.875%, 03/15/18 (e)	78
50	7.125%, 03/15/21 (e)	52
25	Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17 (e)	28

		887

	Airlines — 0.7%
200	American Airlines, Inc., 7.500%, 03/15/16 (e)	198

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Airlines — Continued
222	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	220

		418

	Building Products — 0.6%
	Building Materials Corp of America,
25	6.750%, 05/01/21 (e)	25
125	6.875%, 08/15/18 (e)	128
110	Griffon Corp., 7.125%, 04/01/18 (e)	112
125	Masco Corp., 7.125%, 03/15/20	130

		395

	Commercial Services & Supplies — 1.1%
125	Aircastle Ltd., (Bermuda), 9.750%, 08/01/18	141
200	Cenveo Corp., 8.875%, 02/01/18	203
75	Garda World Security Corp., (Canada), 9.750%, 03/15/17 (e)	80
	RR Donnelley & Sons Co.,
20	7.250%, 05/15/18	20
250	7.625%, 06/15/20	255

		699

	Construction & Engineering — 0.4%
150	Tutor Perini Corp., 7.625%, 11/01/18 (e)	149
75	United Rentals North America, Inc., 9.250%, 12/15/19	84

		233

	Industrial Conglomerates — 0.9%
75	Actuant Corp., 6.875%, 06/15/17	78
400	Tyco International Ltd./Tyco International Finance S.A., (Switzerland), 7.000%, 12/15/19	479

		557

	Machinery — 0.0% (g)
10	Boart Longyear Management Pty Ltd., (Australia), 7.000%, 04/01/21 (e)	10

	Marine — 0.1%
17	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.625%, 11/01/17 (e)	17
68	Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., 8.875%, 11/01/17	73

		90

	Road & Rail — 0.6%
210	Kansas City Southern de Mexico S.A. de C.V., (Mexico), 6.125%, 06/15/21 (e)	211
175	RailAmerica, Inc., 9.250%, 07/01/17	194

		405

	Total Industrials	3,694

Information Technology — 3.3%
	Communications Equipment — 0.1%
50	Brightstar Corp., 9.500%, 12/01/16 (e)	54

	Electronic Equipment, Instruments & Components — 0.4%
250	Arrow Electronics, Inc., 3.375%, 11/01/15	254

	IT Services — 0.1%
35	iGate Corp., 9.000%, 05/01/16 (e)	36

	Semiconductors & Semiconductor Equipment — 1.5%
75	Advanced Micro Devices, Inc., 7.750%, 08/01/20	79
325	Amkor Technology, Inc., 7.375%, 05/01/18	338
500	National Semiconductor Corp., 6.600%, 06/15/17	597

		1,014

	Software — 1.2%
	Oracle Corp.,
500	5.375%, 07/15/40 (e)	515
200	5.750%, 04/15/18	230

		745

	Total Information Technology	2,103

Materials — 4.9%
	Chemicals — 1.3%
200	Celanese US Holdings LLC, 6.625%, 10/15/18	211
100	CF Industries, Inc., 7.125%, 05/01/20	117
100	Chemtura Corp., 7.875%, 09/01/18 (e)	109
200	Lyondell Chemical Co., 11.000%, 05/01/18	225
175	PolyOne Corp., 7.375%, 09/15/20	187

		849

	Construction Materials — 0.2%
100	CRH America, Inc., 6.000%, 09/30/16	111

	Containers & Packaging — 1.2%
200	Ardagh Packaging Finance plc, (Ireland), 7.375%, 10/15/17 (e)	214
100	Ball Corp., 7.375%, 09/01/19	109
400	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 7.125%, 04/15/19 (e)	415

		738

	Metals & Mining — 0.7%
50	AK Steel Corp., 7.625%, 05/15/20	52
75	FMG Resources August 2006 Pty Ltd., (Australia), 7.000%, 11/01/15 (e)	78

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Metals & Mining — Continued
125	Steel Dynamics, Inc., 7.625%, 03/15/20	136
200	United States Steel Corp., 7.375%, 04/01/20	209

		475

	Paper & Forest Products — 1.5%
200	Appleton Papers, Inc., 10.500%, 06/15/15 (e)	212
125	Cascades, Inc., (Canada), 7.750%, 12/15/17	133
175	Georgia-Pacific LLC, 7.750%, 11/15/29	204
	NewPage Corp.,
100	10.000%, 05/01/12	42
150	11.375%, 12/31/14	145
215	Verso Paper Holdings LLC/Verso Paper, Inc., 11.500%, 07/01/14	233

		969

	Total Materials	3,142

Telecommunication Services — 4.0%
	Diversified Telecommunication Services — 2.6%
600	BellSouth Corp., 6.875%, 10/15/31	696
75	Frontier Communications Corp., 8.125%, 10/01/18	82
600	Telefonica Emisiones S.A.U., (Spain), 6.421%, 06/20/16	679
200	Windstream Corp., 7.875%, 11/01/17	219

		1,676

	Wireless Telecommunication Services — 1.4%
75	Nextel Communications, Inc., 7.375%, 08/01/15	75
100	NII Capital Corp., 7.625%, 04/01/21	106
125	Sprint Capital Corp., 6.900%, 05/01/19	131
500	Vodafone Group plc, (United Kingdom), 5.375%, 01/30/15	560

		872

	Total Telecommunication Services	2,548

Utilities — 6.4%
	Electric Utilities — 4.2%
200	Connecticut Light & Power Co. (The), 6.350%, 06/01/36	232
210	Detroit Edison Co. (The), 6.625%, 06/01/36	253
500	Enel Finance International N.V., (Luxembourg), 6.250%, 09/15/17 (e)	570
250	Ipalco Enterprises, Inc., 7.250%, 04/01/16 (e)	281
500	Northern States Power Co., 6.500%, 03/01/28	602
500	Potomac Electric Power Co., 6.500%, 11/15/37	601
200	Spectra Energy Capital LLC, 5.500%, 03/01/14	220

		2,759

	Gas Utilities — 0.9%
	Atmos Energy Corp.,
250	4.950%, 10/15/14	273
200	8.500%, 03/15/19	255
40	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 07/15/21	40

		568

	Independent Power Producers & Energy Traders — 0.8%
250	Calpine Construction Finance Co. LP and CCFC Finance Corp., 8.000%, 06/01/16 (e)	272
221	Midwest Generation LLC, 8.560%, 01/02/16	231

		503

	Water Utilities — 0.5%
250	American Water Capital Corp., 6.085%, 10/15/17	289

	Total Utilities	4,119

	Total Corporate Bonds (Cost $42,440)	43,024

Foreign Government Security — 0.5%
250	Province of Quebec, (Canada), 6.350%, 01/30/26 (Cost $305)	313

Municipal Bonds — 7.4%
District of Columbia — 1.7%
1,000	District of Columbia Water & Sewer Authority, Series A, Rev., 5.500%, 10/01/39	1,066

Illinois — 1.8%
1,000	City of Chicago, Series A, Rev., 5.750%, 01/01/39	1,019
100	Railsplitter Tobacco Settlement Authority, Rev., 5.250%, 06/01/21	100

		1,119

New York — 0.2%
100	New York City Municipal Water Finance Authority, Second General Resolution, Rev., 5.375%, 06/15/43	106

Oklahoma — 0.2%
100	Oklahoma City Water Utilities Trust, Water & Sewer, Rev., 5.375%, 07/01/40	109

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
Oregon — 1.7%
1,000	State of Oregon, University Systems Projects, Series G, GO, 5.250%, 08/01/31	1,098

Pennsylvania — 1.6%
1,000	Pennsylvania Turnpike Commission, Subordinated Special Motor License Fund, Rev., 6.000%, 12/01/36	1,111

Washington — 0.2%
100	City of Seattle, Light & Power Improvement, Series A, Rev., 5.250%, 02/01/33	107

	Total Municipal Bonds (Cost $4,557)	4,716

Preferred Stocks — 0.1%
Health Care — 0.1%
	Health Care Providers & Services — 0.1%
2	Carriage Services Capital Trust, 7.000%, 06/01/29 (Cost $58)	58

PRINCIPAL AMOUNT ($)
Loan Participations & Assignments — 1.0%
Consumer Discretionary — 0.1%
	Automobiles — 0.1%
85	Chrysler, Term Loan, VAR, 6.000%, 05/30/17	85

Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
150	MEG Energy Corp., Term Loan, VAR, 4.000%, 03/18/18	150

Financials — 0.3%
	Diversified Financial Services — 0.3%
300	Capmark Financial Group, U.S. Term Loan, 03/23/11 (d) ^	177

Health Care — 0.2%
	Pharmaceuticals — 0.2%
	Axcan Intermediate Holdings, Inc.,
	Term Loan,
135	VAR, 5.500%, 02/11/17	134
15	VAR, 5.500%, 02/11/17	15

	Total Health Care	149

Industrials — 0.1%
	Trading Companies & Distributors — 0.1%
35	SCH Group, Term Loan, 04/29/17 ^	34

Information Technology — 0.1%
	Electronic Equipment, Instruments & Components — 0.1%
50	Sensus USA, Inc., 1st Lien Term Loan, VAR, 4.750%, 05/09/17	50

	Total Loan Participations & Assignments (Cost 636)	645

SHARES
Short-Term Investments— 24.0%
Commercial Paper— 14.3% (n)
1,000	Barton Capital LLC, 0.140%, 06/03/11 (e) (m)	1,000
1,200	GDF Suez, (France), 0.180%, 06/14/11 (e) (m)	1,200
1,000	Liberty Funding Co., 0.150%, 06/13/11 (e)	1,000
1,000	Old Line Funding LLC, 0.130%, 06/20/11 (e) (m)	1,000
1,000	Roche Holdings, Inc., 0.090%, 06/14/11 (e) (m)	1,000
1,200	Swedbank AB, (Sweden), 0.160%, 06/07/11 (m)	1,200
1,000	Thames Asset Global Securitization No. 1, Inc., 0.150%, 06/13/11 (e) (m)	1,000
1,800	Windmill Funding Corp., 0.140%, 06/20/11 (e) (m)	1,800

	Total Commercial Paper (Cost $9,200)	9,200

Investment Companies — 9.7%
5,477	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $5,477)	5,477

700	JPMorgan U.S. Government Money Market Fund, Capital Class Shares, 0.010% (b) (l) (Cost $700)	700

	Total Investment Companies (Cost $6,177)	6,177

	Total Short-Term Investments (Cost $15,377)	15,377

	Total Investments —101.1% (Cost $63,879)	64,654
	Liabilities in Excess of Other Assets — (1.1)%	(684)

	NET ASSETS — 100.0%	$63,970

Percentages indicated are based on net assets.

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

CMO	—	Collateralized Mortgage Obligation
GO	—	General Obligation
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2011.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Defaulted Security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Amount rounds to less than 0.1%.
(l)	The rate shown is the current yield as of May 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(x)	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2011.
^	Unsettled security, coupon rate is undetermined at May 31, 2011

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$883
Aggregate gross unrealized depreciation	(108)

Net unrealized appreciation/depreciation	$775

Federal income tax cost of investments	$63,879

JPMorgan Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities	$6,177	$58,477	$—	$64,654
Appreciation in Other Financial Instruments
Swaps	$—	$163	$—	$163
Depreciation in Other Financial Instruments
Swaps	$—	$(211)	$—	$(211)

There were no transfers between Levels 1 and 2 during the period ended May 31, 2011.

#	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investment of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
Gannett Co., Inc., 6.375%, 04/01/12	5.000% quarterly	06/20/16	3.090	100	$(10)	$10
Gannett Co., Inc., 6.375%, 04/01/12	5.000% quarterly	06/20/16	3.090	300	(29)	30
Barclays Bank plc:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	06/20/16		300	7	(6)
Bundesrepublik Deutschland, 6.000%, 06/20/16	0.250% quarterly	06/20/16	0.394	670	4	(4)
Darden Restaurants, Inc., 6.000%, 08/15/35	1.000% quarterly	06/20/16	1.112	300	1	(2)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/12	9.348	50	2	(1)
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	12.910	50	7	(3)
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	12.910	100	13	(7)
Kroger Co. (The), 6.150%, 01/15/20	1.000% quarterly	06/20/16	0.755	650	(9)	5
BNP Paribas:
Computer Sciences Corp., 6.500%, 03/15/18	1.000% quarterly	06/20/16	1.573	300	8	(5)
Gannett Co., Inc., 6.375%, 04/01/12	5.000% quarterly	06/20/16	3.090	50	(5)	5
Deutsche Bank AG, New York:
AutoZone, Inc., 5.500%, 11/15/15	1.000% quarterly	06/20/16	0.709	300	(5)	4
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/16	12.809	50	12	(11)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/16	12.809	50	12	(13)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/16	12.809	50	12	(11)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/16	12.809	120	28	(26)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/12	9.348	50	2	(1)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/12	9.348	50	2	(1)
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	12.910	50	7	(5)
VF Corp., 5.950%, 11/01/17	1.000% quarterly	06/20/16	0.739	350	(5)	4
Morgan Stanley Capital Services:
Limited Brands, Inc., 6.900%, 07/15/17	1.000% quarterly	06/20/16	1.641	300	9	(9)
Union Bank of Switzerland AG:
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/16	12.809	50	12	(11)

					$75	$(58)

Credit Default Swaps - Sell Protection [2]
Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
Assured Guaranty U.S. Holding, 7.000%, 06/01/34	5.000% quarterly	06/20/13	3.011	500	$25	$2
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000% quarterly	06/20/13	6.890	370	(9)	10
Gannett Co., Inc., 6.375%, 04/01/12*	5.000% quarterly	06/20/14	1.849	100	10	(10)
Gannett Co., Inc., 6.375%, 04/01/12*	5.000% quarterly	06/20/14	1.849	300	31	(32)
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000% quarterly	03/20/14	5.558	400	(2)	2
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	7.180	190	(9)	1
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	7.180	430	(21)	3
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/13	4.812	80	1	0
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/11	6.664	100	1	4

Barclays Bank plc:
Amkor Technology, Inc., 9.250%, 06/01/16	5.000% quarterly	06/20/16	4.103	60	3	(3)
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	06/20/16	4.128	560	27	(38)
ConAgra Foods, Inc., 7.000%, 10/01/28	1.000% quarterly	06/20/16	1.033	300	0	2
Dixons Retail plc, 8.750%, 08/03/15	5.000% quarterly	06/20/12	4.408	EUR 570	13	22
Eastman Kodak Co., 7.250%, 11/15/13*	5.000% quarterly	03/20/14	11.800	50	(7)	5
Eastman Kodak Co., 7.250%, 11/15/13*	5.000% quarterly	03/20/14	11.800	250	(35)	21
Eastman Kodak Co., 7.250%, 11/15/13*	5.000% quarterly	06/20/13	11.800	50	(5)	5
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 04/01/17	1.000% quarterly	06/20/16	1.171	300	(2)	2
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/14	14.418	50	(11)	7
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/14	14.418	50	(11)	7
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/14	14.418	100	(22)	15
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	03/20/14	14.146	850	(169)	87
Safeway, Inc., 7.250%,02/01/31	1.000% quarterly	06/20/16	0.961	650	3	3
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	7.414	100	(1)	6
BNP Paribas:
Gannett Co., Inc., 6.375%, 04/01/12*	5.000% quarterly	06/20/14	1.849	50	5	(5)
Levi Strauss & Co., 8.875%, 04/01/16	5.000% quarterly	06/20/16	5.016	70	1	(1)
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	03/20/14	7.279	600	(29)	30
Citibank, N.A.:
Eastman Kodak Co., 7.250%, 11/15/13*	5.000% quarterly	12/20/13	11.591	200	(25)	6
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	09/20/14	6.507	150	(5)	9
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/14	6.039	150	(3)	7
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/13	4.812	250	3	(1)
Deutsche Bank AG, New York:
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	5.279	90	- (h)	- (h)
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	5.279	560	1	8
Cooper Tire & Rubber Co., 7.625%, 03/15/27	5.000% quarterly	06/20/16	3.085	150	15	(16)
Eastman Kodak Co., 7.250%, 11/15/13*	5.000% quarterly	06/20/14		50	(8)	7
Eastman Kodak Co., 7.250%, 11/15/13*	5.000% quarterly	06/20/14		50	(8)	9
Eastman Kodak Co., 7.250%, 11/15/13*	5.000% quarterly	06/20/14	11.975	55	(8)	8
Eastman Kodak Co., 7.250%, 11/15/13*	5.000% quarterly	06/20/14	11.975	120	(18)	16
Eastman Kodak Co., 7.250%, 11/15/13*	5.000% quarterly	03/20/14	11.799	50	(7)	3
Eastman Kodak Co., 7.250%, 11/15/13*	5.000% quarterly	03/20/14	11.799	300	(42)	27
Eastman Kodak Co., 7.250%, 11/15/13*	5.000% quarterly	06/20/13	11.003	50	(5)	4
Eastman Kodak Co., 7.250%, 11/15/13*	5.000% quarterly	06/20/13	11.003	50	(5)	4
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/14	14.418	50	(11)	9
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	12.910	50	(7)	7
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17*	5.000% quarterly	06/20/13	12.910	50	(7)	7
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/13	6.943	250	(9)	14
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	6.399	650	(29)	26
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 10.250%, 11/01/15	5.000% quarterly	06/20/12	7.414	50	(1)	3
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 10.250%, 11/01/15	5.000% quarterly	06/20/12	7.414	100	(1)	2
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 10.250%, 11/01/15	5.000% quarterly	12/20/11	6.664	300	- (h)	7
Morgan Stanley Capital Services:
Caesars Entertainment Operating Co., Inc., 5.375%, 12/15/13	5.000% quarterly	03/20/13	5.727	560	(1)	10
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	6.661	850	(34)	32
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000% quarterly	06/20/13	6.886	70	(2)	2
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000% quarterly	06/20/13	6.886	80	(2)	2
Macy’s Retail Holdings, Inc., 7.450%, 07/15/17	1.000% quarterly	06/20/16	0.956	300	1	4
Union Bank of Switzerland AG:
Assured Guaranty U.S. Holding, 7.000%, 06/01/34	5.000% quarterly	03/20/12	1.736	200	7	(1)
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000% quarterly	06/20/13	6.886	60	(2)	2
Eastman Kodak Co., 7.250%, 11/15/13*	5.000% quarterly	06/20/14	11.975	60	(9)	8

					$ (435)	$ 370

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay an upfront premium to the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.
Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection would offset potential amounts paid at a credit event for protection sold.

Interest Rate Swaps

	RATE TYPE (r)					UPFRONT
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE	PREMIUMS (PAID)/RECEIVED [1]
Deutsche Bank AG, New York	3 month LIBOR quarterly	4.288% semi-annually	05/08/41	310	$19	$—
Deutsche Bank AG, New York	2.475% semi-annually	3 month LIBOR quarterly	05/08/16	1,130	(33)	—

					$(14)	$—

{1}	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Current Yield Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE($)
Certificate of Deposit — 4.2%
425	UniCredito Italiano S.p.A., 0.150%, 06/02/11 (Cost $425)	425

Commercial Paper — 17.0% (n)
425	Erste Finance Delaware LLC, 0.160%, 06/02/11 (e) (m)	425
425	Intesa Funding LLC, 0.110%, 06/01/11	425
425	RBS Holdings USA, Inc., 0.120%, 06/01/11 (e)	425
425	Societe Generale North America, Inc., 0.110%, 06/01/11	425

	Total Commercial Paper (Cost $1,700)	1,700

Repurchase Agreements — 60.0%
2,000	Barclays Capital, Inc., 0.120%, dated 05/31/11, due 06/02/11, repurchase price $2,000, collateralized by U.S. Government Agency Securities with a value of $2,041	2,000
2,000	RBS Securities, Inc., 0.100%, dated 05/31/11, due 06/01/11, repurchase price $2,000, collateralized by U.S. Treasury Securities with a value of $2,044	2,000
2,000	UBS Warburg LLC, 0.150%, dated 05/31/11, due 06/01/11, repurchase price $2,000, collateralized by U.S. Government Agency Securities with a value of $2,040	2,000

	Total Repurchase Agreements (Cost $6,000)	6,000

Time Deposits — 17.0%
425	BNP Paribas, 0.100%, 06/07/11	425
425	Citibank N.A., 0.130%, 06/02/11	425
425	Credit Agricole S.A., 0.130%, 06/01/11	425
425	Natixis, 0.120%, 06/01/11	425

	Total Time Deposits (Cost $1,700)	1,700

U.S. Government Agency Security — 2.1%
213	Federal Home Loan Bank, DN, 0.010%, 06/01/11 (n) (Cost $213)	213

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Total Investments —100.3% (Cost $10,038) *	10,038
	Liabilities in Excess of Other Assets — (0.3)%	(34)

	NET ASSETS — 100.0%	$10,004

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

DN   —  Discount Notes

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Current Yield Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$—	$10,038	$—	$10,038

There were no transfers between Levels 1 and 2 during the period ended May 31, 2011.

#	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 19.5%
	Argentina — 0.9%
1,550	Banco de Galicia y Buenos Aires, 8.750%, 05/04/18 (e) (m)	1,558
1,000	Empresa Distribuidora Y Comercializadora Norte, 9.750%, 10/25/22 (e) (m)	1,026
1,640	WPE International Cooperatief UA, 10.375%, 09/30/20 (e) (m)	1,724

		4,308

	Brazil — 2.4%
BRL 2,863	Banco Votorantim S.A., 6.250%, 05/16/16 (e) (m)	1,834
1,060	Centrais Eletricas Brasileiras S.A., 6.875%, 07/30/19 (e) (m)	1,198
590	Gerdau Holdings, Inc., 7.000%, 01/20/20 (e) (m)	652
1,182	JBS Finance II Ltd., 8.250%, 01/29/18 (e) (m)	1,242
BRL 10,055	Lehman Brothers Holdings, Inc., CLN, 10.000%, 01/03/12 (linked to Brazilian Real Notes, 10.000%, 01/03/12; credit rating BBB+) (d)(f)(i)	1,633
1,200	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 06/30/21 (e) (m)	1,263
2,520	OGX Petroleo e Gas Participacoes S.A., 8.500%, 06/01/18 (e)	2,580
1,507	Virgolino de Oliveira Finance Ltd., 10.500%, 01/28/18	1,602

		12,004

	Chile — 0.6%
693	Celulosa Arauco y Constitucion S.A., 5.000%, 01/21/21 (m)	693
2,400	Cencosud S.A., 5.500%, 01/20/21 (e) (m)	2,391

		3,084

	China — 0.9%
2,026	Country Garden Holdings Co., 11.125%, 02/23/18 (e) (m)	2,112
2,380	Longfor Properties Co., Ltd., 9.500%, 04/07/16 (e)	2,472

		4,584

	Cyprus — 0.4%
1,800	Mriya Agro Holding plc, 10.950%, 03/30/16 (e)	1,805

	Dominican Republic — 0.1%
684	AES Andres Dominicana/Itabo Dominicana, 9.500%, 11/12/20 (e) (m)	729

	Indonesia — 1.4%
	Majapahit Holding B.V.,
910	7.750%, 01/20/20 (e) (m)	1,062
1,780	Reg. S., 7.750%, 01/20/20	2,083
	Pertamina Persero PT,
1,950	5.250%, 05/23/21 (e) (m)	1,921
1,950	6.500%, 05/27/41 (e) (m)	1,928

		6,994

	Kazakhstan — 2.8%
2,127	BTA Bank JSC, SUB, 10.750%, 07/01/18 (e)	1,899
	Development Bank of Kazakhstan JSC,
450	6.000%, 03/23/26	410
900	Reg. S., 5.500%, 12/20/15	947
1,020	Kazakhstan Temir Zholy Finance B.V., 6.375%, 10/06/20 (e) (m)	1,082
	KazMunayGas National Co.,
7,325	6.375%, 04/09/21 (e) (m)	7,809
1,638	Reg. S., 8.375%, 07/02/13	1,816
486	Reg. S., 9.125%, 07/02/18	601

		14,564

	Mexico — 2.2%
1,430	Cemex S.A.B. de C.V., 9.000%, 01/11/18 (e)	1,491
2,280	Empresas ICA S.A.B de C.V., 8.900%, 02/04/21 (e) (m)	2,394
	Pemex Project Funding Master Trust,
1,508	5.750%, 03/01/18	1,636
330	6.625%, 06/15/35 (m)	344
2,135	6.625%, 06/15/35	2,205
2,690	Petroleos Mexicanos, 6.000%, 03/05/20 (m)	2,905

		10,975

	Peru — 0.5%
	Banco de Credito del Peru,
1,500	5.375%, 09/16/20 (e) (m)	1425
1,000	Reg. S., 5.375%, 09/16/20 (e)	950

		2,375

	Philippines — 0.4%
	Power Sector Assets & Liabilities Management,
691	7.250%, 05/27/19 (e) (m)	805
810	7.390%, 12/02/24 (e) (m)	941

		1,746

	Russia — 2.2%
1,980	Alfa Bank OJSC Via Alfa Bond Issuance plc, 7.875%, 09/25/17 (e) (m)	2,069
2,161	ALROSA Finance S.A., Reg. S., 7.750%, 11/03/20	2,372
	RSHB Capital S.A. for OJSC Russian Agricultural Bank,
1,130	7.125%, 01/14/14 (e) (m)	1,228
820	9.000%, 06/11/14 (e) (m)	943
2,050	TMK OAO Via TMK Capital S.A., 7.750%, 01/27/18	2,145

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Russia— Continued
1,900	VIP Finance Ireland Ltd. for OJSC Vimpel Communications, Reg. S., 9.125%, 04/30/18	2,180

		10,937

	South Africa — 0.7%
1,839	Edcon Proprietary Ltd., 9.500%, 03/01/18 (e)	1,837
1,430	Eskom Holdings Ltd., 5.750%, 01/26/21 (e) (m)	1,498

		3,335

	Thailand — 0.5%
2,119	True Move Co. Ltd., Reg. S., 10.375%, 08/01/14	2,302

	Ukraine — 0.1%
355	NAK Naftogaz Ukraine, 9.500%, 09/30/14	390

	United Arab Emirates — 0.5%
	Dubai Electricity & Water Authority,
670	7.375%, 10/21/20 (e) (m)	690
930	Reg. S., 7.375%, 10/21/20 (e)	958
620	8.500%, 04/22/15 (e) (m)	689

		2,337

	Venezuela — 2.9%
	Petroleos de Venezuela S.A.,
3,325	4.900%, 10/28/14	2,444
16,565	8.500%, 11/02/17 (e) (m)	11,802

		14,246

	Total Corporate Bonds (Cost $103,496)	96,715

Foreign Government Securities —77.4%
	Argentina — 2.2%
	Republic of Argentina,
ARS 9,197	VAR, 0.630%, 12/31/38 (m)	1,362
5,726	SUB, 2.500%, 12/31/38 (m)	2,448
330	8.280%, 12/31/33 (m)	289
1,930	8.750%, 06/02/17	1,998
28,589	VAR, 1,200.850%, 12/15/35(m)	4,888

		10,985

	Belarus — 1.5%
	Republic of Belarus,
6,153	8.750%, 08/03/15	5,445
2,378	8.950%, 01/26/18	2,051

		7,496

	Brazil — 8.5%
	Banco Nacional de Desenvolvimento Economico e Social,
1,000	6.369%, 06/16/18 (e) (m)	1,108
2,251	6.500%, 06/10/19 (e) (m)	2,493
BRL 5,450	Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/17 (m)	3,269
	Federal Republic of Brazil,
875	7.875%, 03/07/15	1,057
4,155	8.000%, 01/15/18	4,988
11,851	8.250%, 01/20/34 (m)	16,099
2,420	8.875%, 04/15/24 (m)	3,400
2,038	12.250%, 03/06/30 (m)	3,668
BRL 7,645	12.500%, 01/05/22	5,935

		42,017

	Columbia — 3.0%
2,190	Citigroup Funding, Inc., CLN, 11.000%, 07/27/20 (linked to Colombian Government Bond, 11.000%, 07/27/20; credit rating BBB+) (e) f) (i)	2,168
3,650	Citigroup Funding, Inc., CLN, 11.000%, 07/27/20 (linked to Colombian Government Bond, 11.000%, 07/27/20; credit rating BBB+) (e) (f) (i)	3,648
1,400	Citigroup Funding, Inc., CLN, 11.000%, 07/24/20 (linked to Colombian Government Bond, 11.000%, 07/24/20; credit rating BBB+) (f) (i)	1,405
	Republic of Colombia,
1,100	7.375%, 09/18/37	1,383
COP 5,601,000	7.750%, 04/14/21	3,651
COP 3,388,000	9.850%, 06/28/27	2,551

		14,806

	Croatia — 0.5%
	Republic of Croatia,
2,000	6.375%, 03/24/21 (e) (m)	2,063
485	Reg. S., 6.625%, 07/14/20	514

		2,577

	Dominican Republic — 0.7%
	Government of Dominican Republic,
3,017	Reg. S., 9.040%, 01/23/18	3,424
5	Reg. S., 9.500%, 09/27/11	5

		3,429

	Ecuador — 0.4%
1,937	Republic of Ecuador, 9.375%, 12/15/15	1,918

	El Salvador — 0.8%
	Republic of El Salvador,
1,690	Reg. S., 7.375%, 12/01/19	1,859
1,660	8.250%, 04/10/32 (e) (m)	1,855

		3,714

	Ghana — 1.0%
1,030	Barclays Bank plc, CLN, 19.000%, 01/20/13 (linked to Government of Ghana 3-Year Bond, 19.000%, 01/14/13; credit rating B) (e) (f) (i)	1,154
2,610	Citigroup Funding, Inc., CLN, 13.300%,10/02/13 (linked to Government of Ghana 3-Year Bond, 13.300%, 10/02/13; credit rating B) (e) (f) (i)	2,542
950	Citigroup Funding, Inc., CLN, 14.990%, 03/13/13 (linked to Government of Ghana 3-Year Bond, 14.990%, 03/11/13; credit rating B) (e) (f) (i)	947

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Ghana — Continued
	430	Republic of Ghana, Reg. S., 8.500%, 10/04/17	482

			5,125

		Hungary — 2.4%
		Republic of Hungary,
	3,983	6.250%, 01/29/20	4,222
	6,850	7.625%, 03/29/41	7,423

			11,645

		Indonesia — 4.6%
	374	Citigroup Funding, Inc., CLN, 14.250%, 06/19/13 (linked to Indonesia Government Bond, 14.250%, 06/15/13; credit rating BB+) (e) (f) (i)	401
	4,100	Deutsche Bank AG, London Branch, CLN, 10.250%, 07/15/27 (linked to Indonesia Government Bond, 10.250%, 07/15/27, credit rating BB+) (a) (f) (i)	5,745
	790	Deutsche Bank AG, London Branch, CLN, 11.500%, 09/23/19 (linked to Indonesia Government Bond, 11.500%, 09/15/19; credit rating BB+) (e) (f) (i)	1,179
	410	Deutsche Bank AG, London Branch, CLN, 14.275%, 12/22/13 (linked to Indonesia Government Bond, 14.275%, 12/22/13; credit rating BB+) (e) (f) (i)	598
	450	Deutsche Bank AG, London Branch, CLN, 15.000%, 07/20/18 (linked to Indonesia Government Bond, 15.000%, 07/15/18; credit rating BB+) (e) (f) (i)	779
		Republic of Indonesia,
	3,240	Reg. S., 5.875%, 03/13/20	3,548
	2,580	6.875%, 01/17/18 (e) (m)	2,983
	2,992	Reg. S., 8.500%, 10/12/35	3,994
	2,430	Reg. S., 11.625%, 03/04/19	3,548

			22,775

		Iraq — 0.1%
	719	Republic of Iraq, Reg. S., 5.800%, 01/15/28	661

		Ivory Coast — 0.3%
	2,660	Republic of Ivory Coast, Reg. S., 0.000%, 12/31/32 (d)	1,416

		Lithuania — 1.9%
		Republic of Lithuania,
	6,676	5.125%, 09/14/17 (e) (m)	6,903
	732	Reg. S., 5.125%, 09/14/17	759
	1,410	Reg. S., 6.750%, 01/15/15	1,570

			9,232

		Mexico — 10.3%
		United Mexican States,
	1,500	5.125%, 01/15/20	1,614
	9,320	5.625%, 01/15/17	10,472
	2,750	5.875%, 02/17/14	3,043
	3,640	5.950%, 03/19/19	4,161
	8,146	6.050%, 01/11/40 (m)	8,655
	8,525	6.750%, 09/27/34	9,889
	1,621	7.500%, 04/08/33	2,038
	1,150	8.300%, 08/15/31	1,571
MXN	40,000	10.000%, 12/05/24 (m)	4,341
MXN	50,700	10.000%, 11/20/36 (m)	5,464

			51,248

		Nigeria — 0.5%
	2,408	Republic of Nigeria, Reg. S., 6.750%, 01/28/21	2,498

		Pakistan — 0.2%
	1,074	Republic of Pakistan, Reg. S., 7.125%, 03/31/16	945

		Panama — 1.9%
		Republic of Panama,
	2,530	7.250%, 03/15/15	2,958
	1,565	8.875%, 09/30/27	2,191
	2,950	9.375%, 04/01/29	4,336

			9,485

		Peru — 2.3%
	1,034	IIRSA Norte Finance Ltd., Reg. S., 8.750%, 05/30/24	1,148
		Republic of Peru,
PEN	2,865	Reg. S., 6.900%, 08/12/37	982
PEN	8,357	Reg. S., 6.950%, 08/12/31	2,903
	2,806	7.350%, 07/21/25	3,395
	2,200	8.750%, 11/21/33	2,989

			11,417

		Philippines — 4.0%
		Republic of Philippines,
	1,850	6.375%, 10/23/34	2,000
	600	7.500%, 09/25/24	722
	10,225	7.750%, 01/14/31	12,577
	780	8.375%, 06/17/19	1,000
	600	9.500%, 02/02/30	858
	1,920	10.625%, 03/16/25	2,882

			20,039

		Russia — 11.0%
		Russian Federation,
	1,000	Reg. S., 3.625%, 04/29/15	1,020
	42,026	Reg. S., SUB, 7.500%, 03/31/30	49,528
	1,290	Reg. S., 11.000%, 07/24/18	1,829
	1,060	Reg. S., 12.750%, 06/24/28	1,884

			54,261

		Serbia — 0.2%
	759	Republic of Serbia, Reg. S., SUB, 6.750%, 11/01/24	765

		South Africa — 1.6%
		Republic of South Africa,
	360	5.500%, 03/09/20 (m)	392
	3,740	5.500%, 03/09/20	4,074
ZAR	20,695	10.500%, 12/21/26	3,556

			8,022

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Sri Lanka — 1.0%
4,886	Republic of Sri Lanka, 6.250%,
	10/04/20 (e) (m)	4,886

	Turkey — 6.9%
	Republic of Turkey,
3,430	6.750%, 04/03/18	3,901
1,970	6.750%, 05/30/40	2,131
1,050	6.875%, 03/17/36	1,156
2,150	7.000%, 09/26/16	2,466
1,500	7.000%, 03/11/19	1,729
4,812	7.250%, 03/05/38	5,536
7,057	7.500%, 07/14/17	8,299
2,572	7.500%, 11/07/19	3,063
4,760	8.000%, 02/14/34	5,910

		34,191

	Ukraine — 1.2%
	Government of Ukraine,
329	Reg. S., 6.580%, 11/21/16	333
5,620	Reg. S., 7.750%, 09/23/20	5,760

		6,093

	Uruguay — 0.9%
	Republic of Uruguay,
UYU 10,751	4.763%, 06/26/37	800
UYU 28,700	5.781%, 04/05/27	2,355
1,000	7.625%, 03/21/36	1,233

		4,388

	Venezuela — 7.5%
8,593	Petroleos de Venezuela S.A., 5.375%, 04/12/27	4,082
	Republic of Venezuela,
6,141	Reg. S., 5.750%, 02/26/16	4,559
10,463	Reg. S., 6.000%, 12/09/20	6,199
8,697	Reg. S., 7.750%, 10/13/19	5,944
12,670	Reg. S., 9.000%, 05/07/23	8,615
2,600	Reg. S., 9.250%, 05/07/28	1,762
6,900	Reg. S., 12.750%, 08/23/22	5,917

		37,078

	Total Foreign Government Securities (Cost $364,050)	383,112

	Supranational — 0.6%
2,580	Eurasian Development Bank, 7.375%, 09/29/14 (e) (m) (Cost $2,674)	2,851

	U.S. Treasury Obligation — 0.1%
330	U.S. Treasury Note, 1.000%, 08/31/11 (k) (m) (Cost $330)	331

Short-Term Investment — 1.8%
	Investment Company — 1.8%
9,088	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $9,088)	9,088

	Total Investments — 99.4% (Cost $479,638)	492,097
	Other Assets in Excess of Liabilities — 0.6%	3,107

	NET ASSETS — 100.0%	$495,204

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
4,630,000	AUD	Merrill Lynch International	06/15/11	$5,026	$4,935	$(91)

8,020,000	BRL	Barclays Bank plc	06/15/11	4,936	5,069	133
4,550,000	BRL	Citibank, N.A.	06/15/11	2,749	2,875	126
4,550,000	BRL	Merrill Lynch International	06/15/11	2,852	2,875	23

1,124,780,000	CLP	Barclays Bank plc	06/15/11	2,439	2,416	(23)
4,555,810,000	CLP	Credit Suisse International	06/15/11	9,566	9,785	219
1,154,060,000	CLP	Deutsche Bank AG	06/15/11	2,404	2,479	75

29,667,160	CNY	Credit Suisse International	06/15/11	4,549	4,582	33
27,640,000	CNY	Deutsche Bank AG	06/15/11	4,188	4,268	80
33,000,000	CNY	Barclays Bank plc	11/25/11	5,131	5,142	11
31,200,000	CNY	BNP Paribas	11/25/11	4,850	4,862	12
29,667,160	CNY	Credit Suisse International	12/21/11	4,599	4,630	31
27,990,000	CNY	Westpac Banking Corp.	12/21/11	4,298	4,368	70
62,030,000	CNY	Credit Suisse International	03/21/12	9,713	9,732	19

17,290,000,000	COP	Citibank, N.A.	06/15/11	9,526	9,584	58

82,580,000	CZK	Credit Suisse International	06/15/11	4,781	4,837	56

3,330,000	EUR	Barclays Bank plc	06/15/11	4,941	4,791	(150)
3,490,000	EUR	Credit Suisse International	06/15/11	4,933	5,021	88
13,467,832	EUR	Deutsche Bank AG	06/15/11	19,137	19,375	238
3,430,000	EUR	Union Bank of Switzerland AG	06/15/11	5,026	4,935	(91)

1,358,310,000	HUF	Credit Suisse International	06/15/11	7,115	7,319	204

20,876,190,000	IDR	Credit Suisse International	06/15/11	2,392	2,440	48

215,440,000	INR	Deutsche Bank AG	06/15/11	4,779	4,772	(7)

394,470,000	JPY	Deutsche Bank AG	06/15/11	4,872	4,840	(32)

15,920,970,000	KRW	Barclays Bank plc	06/15/11	14,441	14,739	298
2,638,859,000	KRW	Deutsche Bank AG	06/15/11	2,355	2,443	88
2,619,900,000	KRW	Merrill Lynch International	06/15/11	2,403	2,425	22

57,400,000	MXN	BNP Paribas	06/15/11	4,929	4,959	30
10,300,000	MXN	Citibank, N.A.	06/15/11	882	890	8
267,313,637	MXN	Deutsche Bank AG	06/15/11	22,527	23,095	568

7,095,000	MYR	Citibank, N.A.	06/15/11	2,335	2,354	19

9,350,000	PEN	Morgan Stanley	06/15/11	3,338	3,376	38

14,020,000	RON	Deutsche Bank AG	06/15/11	4,727	4,876	149

268,850,000	RUB	Morgan Stanley	06/15/11	9,423	9,598	175

145,900,000	THB	Barclays Bank plc	06/15/11	4,806	4,811	5
288,420,304	THB	Merrill Lynch International	06/15/11	9,524	9,509	(15)

5,700,000	TRY	Barclays Bank plc	06/15/11	3,626	3,563	(63)
5,700,000	TRY	Deutsche Bank AG	06/15/11	3,581	3,564	(17)

141,980,000	TWD	Deutsche Bank AG	06/15/11	4,874	4,955	81

47,630,000	ZAR	Barclays Bank plc	06/15/11	6,758	6,980	222
19,930,000	ZAR	Citibank, N.A.	06/15/11	2,833	2,920	87

				$238,164	$240,989	$2,825

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

CONTRACTS TO SELL		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
2,333,000	AUD	Credit Suisse International	06/15/11	$2,439	$2,487	$(48)
2,300,000	AUD	Merrill Lynch International	06/15/11	2,397	2,451	(54)

1,900,000	BRL	Barclays Bank plc	06/15/11	1,110	1,201	(91)
7,200,000	BRL	Royal Bank of Canada	06/15/11	4,254	4,550	(296)

2,294,740,000	CLP	Barclays Bank plc	06/15/11	4,883	4,929	(46)
1,137,495,000	CLP	Citibank, N.A.	06/15/11	2,381	2,444	(63)
2,248,355,000	CLP	Credit Suisse International	06/15/11	4,737	4,829	(92)
1,154,060,000	CLP	Deutsche Bank AG	06/15/11	2,445	2,478	(33)

57,307,160	CNY	Credit Suisse International	06/15/11	8,754	8,850	(96)
29,667,160	CNY	Barclays Bank plc	12/21/11	4,589	4,630	(41)
27,990,000	CNY	Credit Suisse International	12/21/11	4,326	4,368	(42)

12,190,000,000	COP	Citibank, N.A.	06/15/11	6,731	6,757	(26)
5,100,000,000	COP	Morgan Stanley	06/15/11	2,835	2,827	8

82,580,000	CZK	Union Bank of Switzerland AG	06/15/11	5,018	4,837	181

3,330,000	EUR	BNP Paribas	06/15/11	4,825	4,791	34
13,315,000	EUR	Credit Suisse International	06/15/11	19,028	19,155	(127)
6,795,913	EUR	Deutsche Bank AG	06/15/11	9,463	9,776	(313)
1,721,919	EUR	Merrill Lynch International	06/15/11	2,379	2,477	(98)
1,620,000	EUR	Royal Bank of Scotland	06/15/11	2,233	2,331	(98)
4,012,937	EUR	Union Bank of Switzerland AG	06/15/11	5,644	5,773	(129)

1,358,310,000	HUF	Deutsche Bank AG	06/15/11	7,357	7,320	37

20,876,190,000	IDR	Barclays Bank plc	06/15/11	2,412	2,440	(28)

215,440,000	INR	Deutsche Bank AG	06/15/11	4,819	4,772	47

394,470,000	JPY	Barclays Bank plc	06/15/11	4,803	4,840	(37)

5,384,000,000	KRW	Barclays Bank plc	06/15/11	4,725	4,984	(259)
10,538,211,000	KRW	Credit Suisse International	06/15/11	9,583	9,755	(172)
5,257,518,000	KRW	Deutsche Bank AG	06/15/11	4,815	4,868	(53)

192,880,000	MXN	Barclays Bank plc	06/15/11	16,255	16,664	(409)
57,400,137	MXN	Credit Suisse International	06/15/11	4,810	4,959	(149)
112,100,000	MXN	Deutsche Bank AG	06/15/11	9,544	9,685	(141)
27,980,000	MXN	Royal Bank of Scotland	06/15/11	2,408	2,418	(10)

7,095,000	MYR	Credit Suisse International	06/15/11	2,335	2,354	(19)

9,350,000	PEN	Merrill Lynch International	06/15/11	3,361	3,376	(15)

13,630,000	RON	Deutsche Bank AG	06/15/11	4,761	4,741	20
390,000	RON	Union Bank of Switzerland AG	06/15/11	136	135	1

268,850,000	RUB	BNP Paribas	06/15/11	9,752	9,598	154

145,020,000	THB	Deutsche Bank AG	06/15/11	4,803	4,782	21
145,900,000	THB	Merrill Lynch International	06/15/11	4,834	4,811	23
143,400,304	THB	Union Bank of Switzerland AG	06/15/11	4,684	4,728	(44)

11,400,000	TRY	Citibank, N.A.	06/15/11	7,400	7,126	274

141,980,000	TWD	Credit Suisse International	06/15/11	4,923	4,955	(32)

18,160,000	ZAR	Barclays Bank plc	06/15/11	2,636	2,661	(25)
49,400,000	ZAR	Citibank, N.A.	06/15/11	7,053	7,239	(186)

				$228,680	$231,152	$(2,472)

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

Future Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
115	2 Year U.S. Treasury Note	09/30/11	$25,206	$25
37	5 Year U.S. Treasury Note	09/30/11	4,408	16
	Short Futures Outstanding
(127)	10 Year U.S. Treasury Note	09/21/11	(15,571)	(74)
(19)	30 Year U.S. Treasury Bond	09/21/11	(2,372)	(14)

				$(47)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CLN	—	Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of May 31, 2011. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.
CLP	—	Chile peso
CNY	—	China yuan
COP	—	Colombian Peso
CZK	—	Czech Republic Koruna
EUR	—	Euro
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
INR	—	Indian rupee
JPY	—	Japanese Yen
KRW	—	Korea (Rep.) won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PEN	—	Peru nuevo sol
RON	—	Romanian Leu
RUB	—	Russian Ruble
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2011.
THB	—	Thai Baht
TRY	—	New Turkish Lira
TWD	—	Taiwan Dollar
UYU	—	Uruguayan Peso
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2011.
ZAR	—	South African Rand

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Defaulted Security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $22,199,000 which amounts to 4.5% of total investments.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of May 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,669
Aggregate gross unrealized depreciation	(6,210)

Net unrealized appreciation/depreciation	$12,459

Federal income tax cost of investments	$479,638

JPMorgan Emerging Markets Debt Fund

Schedule of portfolio investments

AS OF MAY 31, 2011 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund's assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Argentina	$—	$4,308	$—	$4,308
Brazil	—	10,371	1,633	12,004
Chile	—	3,084	—	3,084
China	—	4,584	—	4,584
Cyprus	—	1,805	—	1,805
Dominican Republic	—	729	—	729
Indonesia	—	6,994	—	6,994
Kazakhstan	—	14,564	—	14,564
Mexico	—	10,975	—	10,975
Peru	—	2,375	—	2,375
Philippines	—	1,746	—	1,746
Russia	—	10,937	—	10,937
South Africa	—	3,335	—	3,335
Thailand	—	2,302	—	2,302
Ukraine	—	390	—	390
United Arab Emirates	—	2,337	—	2,337
Venezuela	—	14,246	—	14,246

Total Corporate Bonds	$—	$95,082	$1,633	$96,715

Foreign Government Securities	—	362,546	20,566	383,112
Supranational	—	2,851	—	2,851
U.S. Treasury Note	—	331	—	331
Short-Term Investments
Investment Companies	9,088	—	—	9,088

Total Investments in Securities	$9,088	$460,810	$22,199	$492,097

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	4,114	—	4,114
Futures Contracts	41	—	—	41
Swaps	—	137	—	137

Total Appreciation in Other Financial Instruments	$41	$4,251	$—	$4,292

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(3,761)	—	(3,761)
Futures Contracts	(88)	—	—	(88)
Swaps	—	(840)	—	(840)

Total Depreciation in Other Financial Instruments	$(88)	$(4,601)	$—	$(4,689)

There were no transfers between Levels 1 and 2 during the period ended May 31, 2011.

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
Republic of Kazakhstan, 11.125%,05/11/07	10.920% semi-annually	11/20/13	1.053	1,750	$(430)	$—
Russian Federation, 7.500%,03/31/30	0.475% semi-annually	04/20/12	0.451	530	—	—
Citibank, N.A.:
Republic of Argentina, 8.280%,12/31/33	5.000% quarterly	06/20/16	6.071	16,000	560	803
Republic of Colombia, 10.375%,01/28/33	2.150% semi-annually	09/20/14	0.773	790	(39)	—
Republic of Korea, 4.875%,09/22/14	1.000% quarterly	03/20/16	0.945	2,500	(11)	(1)
Deutsche Bank AG, New York:
Republic of Israel, 5.125%,03/01/14	1.000% quarterly	03/20/16	1.402	11,000	179	233
Republic of Korea, 4.875%,09/22/14	1.000% quarterly	12/20/15	0.909	9,500	(57)	(67)
Russian Federation, 7.500%,03/31/30	0.495% semi-annually	04/20/12	0.451	350	—	—
Morgan Stanley Capital Services:
Republic of Argentina, 8.280%,12/31/33	2.620% semi-annually	07/20/12	3.428	870	—	—
Russian Federation, 7.500%,03/31/30	0.530% semi-annually	08/20/11	0.366	660	(1)	—
Russian Federation, 7.500%,03/31/30	0.500% semi-annually	11/20/11	0.366	740	(1)	—
Union Bank of Switzerland AG:
Republic of Argentina, 8.280%,12/31/33	2.620% semi-annually	07/20/12	3.428	520	—	—

					$200	$968

Credit Default Swaps - Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
Republic of Kazakhstan, 11.125%,05/11/07*	0.680% semi-annually	08/20/12	0.598	1,510	$4	$—
Citibank, N.A.:
Republic of Argentina, 8.280%,12/31/33*	2.160% semi-annually	06/20/12	3.210	720	(1)	—
Republic of Kazakhstan, 11.125%,05/11/07*	0.600% semi-annually	03/20/12	0.445	870	2	—
Republic of Kazakhstan, 11.125%,05/11/07*	1.000% quarterly	06/20/16	1.491	11,000	(235)	(193)
Deutsche Bank AG, New York:
Republic of Argentina, 8.280%,12/31/33*	1.960% semi-annually	04/20/12	2.977	230	(2)	—
Republic of Argentina, 8.280%,12/31/33*	2.140% semi-annually	06/20/12	3.210	1,140	(2)	—
Republic of Argentina, 8.280%,12/31/33*	2.080% semi-annually	07/20/12	3.428	830	(6)	—
Republic of Argentina, 8.280%,12/31/33*	2.327% semi-annually	07/20/12	3.428	1,450	(6)	—
Republic of Kazakhstan, 11.125%,05/11/07*	0.610% semi-annually	03/20/12	0.445	620	2	—
Republic of Kazakhstan, 11.125%,05/11/07*	0.535% semi-annually	03/20/12	0.598	1,510	3	—
Republic of Kazakhstan, 11.125%,05/11/07*	0.710% semi-annually	08/20/12	0.598	1,090	4	—
Republic of Venezuela, 9.250%,09/15/27*	5.000% quarterly	06/20/16	10.806	16,000	(3,173)	(3,276)
Russian Federation, 7.500%,03/31/30*	0.525% semi-annually	12/20/11	0.366	1,360	4	—
Russian Federation, 7.500%,03/31/30*	0.510% semi-annually	12/20/11	0.366	1,580	5	—
Morgan Stanley Capital Services:
Republic of Argentina, 8.280%,12/31/33*	2.160% semi-annually	06/20/12	3.21	1,430	(2)	—

					$(3,403)	$(3,469)

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay an upfront premium to the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection would offset potential amounts paid at a credit event for protection sold.

1. Derivatives–The Fund uses instruments including futures, foreign currency contracts, options, swaps and other derivatives, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest; to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration; sector and yield curve exposures; and credit and spread volatility. The Fund may be subject to various risks from the use of derivatives including the

The Fund may be subject to various risks from the use of derivatives including risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivatives’counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated withthese instruments may exceed their value.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

1A. Futures Contracts– The Fund uses treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

1B. Forward Foreign Currency Exchange Contracts– The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contract are settled with the counterparty in cash without delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

1C. Swaps – The Fund engages in various swap transactions, including interest rate, credit default, index, price lock, spread lock and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. These amounts are held in segregated accounts with the fund’s or counterparty’s custodial bank, as applicable.

The Fund’s swap contracts at net value and collateral posted by counterparty as of May 30, 2011 is as follows (amounts in thousands):

Counterparty	Value of swap contracts	Collateral Amount
Barclay’s Bank plc	$(426)	$840
Deutsche Bank AG, New York	(3,049)	2,840

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represent some part of the credit market as a whole. Index credit default swap have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

	Balance as of 02/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases 1	Sales 2	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/2011
Investments in Securities
Corporate Bond -Brazil	1,518	—	115	—	—	—	—	—	1,633
Foreign Government Securities	8,476	—	882	(13)	—	(2,610)	13,831	—	20,566

Total	9,994	—	997	(13)	—	(2,610)	13,831	—	22,199

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2011, which were valued using significant unobservable inputs amounted to $950,000.

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Government Agency Securities — 88.3%
	Federal Farm Credit Bank — 12.5%
150,000	DN, 0.210%, 06/10/11 (m) (n)	149,992
50,000	DN, 0.210%, 06/13/11 (n)	49,997
232,200	VAR, 0.100%, 08/26/11	232,200
92,250	VAR, 0.169%, 01/06/12	92,227
115,000	VAR, 0.218%, 11/14/11	115,019
50,000	VAR, 0.220%, 10/12/12	49,993
50,000	VAR, 0.250%, 07/23/12	50,012
30,000	VAR, 0.270%, 01/14/13	29,975

		769,415

	Federal Home Loan Bank — 73.8%
35,000	0.170%, 09/09/11	34,998
24,000	0.190%, 08/04/11	23,999
75,000	0.190%, 08/11/11	74,995
25,000	0.200%, 07/25/11	24,999
75,000	0.230%, 10/21/11	75,017
31,000	0.260%, 11/18/11	30,995
35,000	0.320%, 12/09/11	34,992
50,000	0.530%, 06/28/11	50,011
25,000	1.625%, 07/27/11	25,050
119,289	DN, 0.018%, 06/01/11 (n)	119,289
13,475	DN, 0.020%, 06/27/11 (n)	13,475
55,000	DN, 0.025%, 07/08/11 (n)	54,999
151,700	DN, 0.028%, 07/12/11 (n)	151,695
20,000	DN, 0.030%, 07/22/11 (n)	19,999
197,000	DN, 0.033%, 07/11/11 (n)	196,993
586,000	DN, 0.037%, 08/03/11 (n)	585,942
50,000	DN, 0.040%, 07/18/11 (n)	49,997
130,000	DN, 0.042%, 07/20/11 (n)	129,993
200,000	DN, 0.050%, 07/25/11 (n)	199,985
78,000	DN, 0.053%, 07/27/11 (n)	77,994
130,000	DN, 0.058%, 06/03/11 (n)	130,000
232,921	DN, 0.059%, 07/29/11 (n)	232,899
107,387	DN, 0.064%, 06/24/11 (n)	107,382
325,047	DN, 0.066%, 06/22/11 (n)	325,034
275,000	DN, 0.080%, 07/15/11 (n)	274,973
542,000	DN, 0.113%, 06/17/11 (n)	541,973
260,700	DN, 0.124%, 06/15/11 (n)	260,687
47,703	DN, 0.130%, 06/10/11 (n)	47,701
172,326	DN, 0.135%, 06/08/11 (n)	172,321
50,000	DN, 0.140%, 10/14/11 (n)	49,974
25,000	DN, 0.210%, 07/06/11 (n)	24,995
70,000	VAR, 0.123%, 01/30/12	69,988
70,000	VAR, 0.138%, 07/15/11	69,996
60,000	VAR, 0.144%, 07/26/11	59,996
55,000	VAR, 0.147%, 08/10/11	54,996
17,000	VAR, 0.148%, 09/15/11	16,998
25,000	VAR, 0.158%, 01/26/12	24,995
50,000	VAR, 0.163%, 09/26/11	49,992
25,000	VAR, 0.173%, 02/01/12	24,994
50,000	VAR, 0.253%, 10/13/11	50,020

		4,565,331

	Tennessee Valley Authority — 2.0%
126,000	DN, 0.050%, 06/02/11 (n)	126,000
	Total U.S. Government Agency Securities

	(Cost $5,460,746 )	5,460,746

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — 14.1%
	U.S. Treasury Bills — 4.8% (n)
252,776	0.143%, 06/02/11	252,775
40,000	0.230%, 06/30/11	39,993

		292,768

	U.S. Treasury Notes — 9.3%
70,000	0.875%, 01/31/12	70,292
10,000	0.875%, 02/29/12	10,039
60,000	1.000%, 08/31/11	60,115
142,000	1.000%, 09/30/11	142,343
100,000	1.000%, 10/31/11	100,317
100,000	1.125%, 06/30/11	100,075
35,000	1.125%, 12/15/11	35,155
10,000	1.375%, 03/15/12	10,084
50,000	5.125%, 06/30/11	50,195

		578,615

	Total U.S. Treasury Obligations (Cost $871,383 )	871,383

	Total Investments — 102.4% (Cost $6,332,129) *	6,332,129
	Liabilities in Excess of Other Assets — (2.4)%	(150,002)

	NET ASSETS — 100.0%	$6,182,127

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

DN	—	Discount Notes
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2011.

(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$—	$6,332,129	$—	$6,332,129

There were no transfers between Levels 1 and 2 during the period ended May 31, 2011.

#	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — 0.9%
412	AH Mortgage Advance Trust, Series SART-1, Class A1, 2.630%, 05/10/42 (e) Ally Auto Receivables Trust,	414
98	Series 2010-3, Class A4, 1.550%, 08/17/15	98
195	Series 2010-4, Class A3, 0.910%, 11/17/14	195
750	Series 2010-4, Class A4, 1.350%, 12/15/15	746
60	Bank of America Auto Trust, Series 2010-2, Class A3, 1.310%, 07/15/14	60
600	Chrysler Financial Auto Securitization Trust, Series 2010- A, Class A3, 0.910%, 08/08/13	601
1,151	CNH Equipment Trust, Series 2011-A, Class A3, 1.200%, 05/16/16	1,152
342	CS First Boston Mortgage Securities Corp., Series 2004-CF2, Class 1A2, SUB, 5.150%, 01/25/43 (e)	345
310	Honda Auto Receivables Owner Trust, Series 2011-1, Class A4, 1.800%, 04/17/17 Hyundai Auto Receivables Trust,	314
185	Series 2010-B, Class A4, 1.630%, 03/15/17	185
810	Series 2011-B, Class A4, 1.650%, 02/15/17	810
490	John Deere Owner Trust, Series 2011-A, Class A3, 1.290%, 01/15/16	493
15	Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3, 1.420%, 08/15/14	15
943	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	958
250	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.464%, 06/25/35	233

	Total Asset-Backed Securities (Cost $6,590)	6,619

Collateralized Mortgage Obligations — 17.8%
	Agency CMO — 17.1%
505	Federal Home Loan Banks, Series TQ-2015, Class A, 5.065%, 10/20/15	549
	Federal Home Loan Mortgage Corp. REMICS,
101	Series 1578, Class K, 6.900%, 09/15/23	116
615	Series 2110, Class PG, 6.000%, 01/15/29	678
130	Series 2355, Class BP, 6.000%, 09/15/16	140
226	Series 2391, Class QR, 5.500%, 12/15/16	243
158	Series 2427, Class LW, 6.000%, 03/15/17	171
137	Series 2436, Class MC, 7.000%, 04/15/32	155
175	Series 2441, Class GF, 6.500%, 04/15/32	200
100	Series 2505, Class D, 5.500%, 09/15/32	112
88	Series 2525, Class AM, 4.500%, 04/15/32	94
200	Series 2544, Class KE, 5.500%, 12/15/32	223
100	Series 2558, Class BD, 5.000%, 01/15/18	110
500	Series 2564, Class NK, 5.000%, 02/15/18	547
500	Series 2575, Class PE, 5.500%, 02/15/33	551
800	Series 2586, Class WG, 4.000%, 03/15/33	826
102	Series 2594, Class JB, 4.500%, 04/15/18	108
400	Series 2594, Class VU, 5.500%, 03/15/21	435
156	Series 2595, Class HJ, 5.000%, 03/15/23	169
1,000	Series 2596, Class QD, 4.000%, 03/15/33	1,013
200	Series 2602, Class BD, 4.000%, 12/15/22	209
410	Series 2621, Class QH, 5.000%, 05/15/33	436
415	Series 2624, Class QH, 5.000%, 06/15/33	450
1,607	Series 2626, Class JC, 5.000%, 06/15/23	1,753
400	Series 2632, Class AB, 4.500%, 06/15/18	440
182	Series 2648, Class BK, 5.000%, 07/15/33	187
172	Series 2649, Class PJ, 3.500%, 06/15/33	180
175	Series 2649, Class QH, 4.500%, 07/15/18	190
227	Series 2649, Class WB, 3.500%, 07/15/23	227
214	Series 2685, Class CF, 4.000%, 11/15/16	218
100	Series 2685, Class MB, 4.000%, 03/15/17	104
350	Series 2687, Class JH, 5.000%, 10/15/23	383
400	Series 2692, Class QD, 5.000%, 12/15/22	437

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
224	Series 2694, Class QG, 4.500%, 01/15/29	230
272	Series 2696, Class DG, 5.500%, 10/15/33	302
100	Series 2698, Class PG, 5.000%, 06/15/32	108
143	Series 2707, Class KJ, 5.000%, 11/15/18	154
150	Series 2709, Class PE, 5.000%, 12/15/22	165
130	Series 2725, Class TA, 4.500%, 12/15/33	131
1,380	Series 2733, Class ME, 5.000%, 01/15/34	1,486
355	Series 2744, Class TU, 5.500%, 05/15/32	383
170	Series 2750, Class JB, 4.500%, 02/15/19	180
1,000	Series 2752, Class JB, 4.500%, 02/15/19	1,098
327	Series 2760, Class KT, 4.500%, 09/15/32	344
500	Series 2764, Class TE, 5.000%, 10/15/32	542
150	Series 2773, Class OC, 5.000%, 04/15/19	168
108	Series 2783, Class AB, 4.000%, 10/15/17	112
76	Series 2788, Class DA, 5.000%, 10/15/22	80
1,709	Series 2804, Class AM, 5.000%, 03/15/34	1,856
100	Series 2843, Class BC, 5.000%, 08/15/19	111
1,600	Series 2852, Class NY, 5.000%, 09/15/33	1,739
635	Series 2864, Class NB, 5.500%, 07/15/33	706
584	Series 2875, Class HB, 4.000%, 10/15/19	620
123	Series 2886, Class HE, 5.000%, 01/15/33	133
305	Series 2888, Class CG, 5.000%, 08/15/33	331
390	Series 2890, Class PD, 5.000%, 03/15/33	423
255	Series 2891, Class LD, 5.000%, 08/15/33	275
700	Series 2896, Class VB, 5.000%, 12/15/25	761
180	Series 2898, Class PE, 5.000%, 05/15/33	195
850	Series 2899, Class HB, 4.000%, 12/15/19	905
200	Series 2899, Class KB, 4.500%, 03/15/19	214
340	Series 2904, Class PD, 5.500%, 03/15/33	370
500	Series 2910, Class BE, 4.500%, 12/15/19	547
100	Series 2921, Class MD, 5.000%, 06/15/33	105
285	Series 2928, Class NE, 5.000%, 04/15/33	309
277	Series 2948, Class YD, 5.500%, 08/15/33	297
1,000	Series 2957, Class VW, 5.000%, 08/15/24	1,093
1,000	Series 2958, Class ME, 5.500%, 10/15/33	1,093
100	Series 2966, Class XD, 5.500%, 09/15/33	109
520	Series 2968, Class MD, 5.500%, 12/15/33	571
500	Series 2981, Class BC, 4.500%, 05/15/20	548
500	Series 2987, Class KG, 5.000%, 12/15/34	543
200	Series 2988, Class TY, 5.500%, 06/15/25	224
491	Series 2993, Class PM, 4.500%, 05/15/35	516
195	Series 3017, Class MK, 5.000%, 12/15/34	210
541	Series 3028, Class ME, 5.000%, 02/15/34	589
380	Series 3036, Class TE, 5.500%, 12/15/34	418
550	Series 3037, Class ND, 5.000%, 01/15/34	598
125	Series 3059, Class PC, 5.500%, 01/15/32	131
171	Series 3077, Class TO, PO, 04/15/35	153
500	Series 3078, Class PD, 5.500%, 07/15/34	550
151	Series 3080, Class VB, 5.000%, 06/15/25	164
126	Series 3082, Class PW, 5.500%, 12/15/35	140
201	Series 3087, Class JB, 5.500%, 03/15/24	211
121	Series 3098, Class KE, 5.500%, 09/15/34	132
3,800	Series 3102, Class CE, 5.500%, 01/15/26	4,247
100	Series 3115, Class MB, 5.500%, 12/15/20	105
300	Series 3121, Class JD, 5.500%, 03/15/26	335
215	Series 3123, Class HT, 5.000%, 03/15/26	234

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
200	Series 3128, Class BD, 5.000%, 03/15/30	210
480	Series 3128, Class BE, 5.000%, 05/15/33	521
420	Series 3130, Class QD, 5.500%, 07/15/34	458
360	Series 3135, Class JC, 6.000%, 08/15/33	391
500	Series 3145, Class AJ, 5.500%, 04/15/36	551
251	Series 3147, Class YE, 5.500%, 07/15/24	262
440	Series 3150, Class EQ, 5.000%, 05/15/26	476
100	Series 3151, Class PD, 6.000%, 11/15/34	110
63	Series 3164, Class QV, 6.500%, 03/15/17	67
435	Series 3165, Class ND, 5.500%, 10/15/34	469
170	Series 3166, Class GB, 6.000%, 06/15/21	174
1,076	Series 3184, Class PD, 5.500%, 07/15/34	1,167
372	Series 3204, Class NV, 5.000%, 08/15/17	406
447	Series 3216, Class JA, 5.500%, 11/15/24	463
365	Series 3261, Class MA, 5.500%, 01/15/17	387
359	Series 3270, Class AT, 5.500%, 01/15/37	392
105	Series 3272, Class PA, 6.000%, 02/15/37	117
2,000	Series 3289, Class ND, 5.500%, 06/15/35	2,199
421	Series 3312, Class LB, 5.500%, 11/15/25	447
750	Series 3334, Class CD, 6.000%, 07/15/34	811
500	Series 3337, Class MD, 5.500%, 06/15/27	559
100	Series 3348, Class HT, 6.000%, 07/15/37	112
240	Series 3349, Class HE, 5.500%, 07/15/36	265
100	Series 3372, Class BD, 4.500%, 10/15/22	109
381	Series 3414, Class A, 4.500%, 07/15/22	402
435	Series 3476, Class VB, 5.500%, 02/15/27	475
350	Series 3493, Class LA, 4.000%, 10/15/23	372
257	Series 3513, Class A, 4.500%, 02/15/39	275
545	Series 3521, Class B, 4.000%, 04/15/24	573
175	Series 3563, Class LB, 4.000%, 08/15/29	174
265	Series 3571, Class MY, 4.000%, 09/15/24	266
407	Series 3593, Class PC, 5.000%, 05/15/38	442
351	Series 3652, Class A, 4.500%, 11/15/24	375
455	Series 3653, Class B, 4.500%, 04/15/30	474
135	Series 3659, Class BD, 5.000%, 01/15/37	147
530	Series 3659, Class VG, 5.000%, 09/15/34	575
185	Series 3677, Class KB, 4.500%, 05/15/40	194
232	Series 3688, Class GT, VAR, 7.158%, 11/15/46	269
140	Series 3715, Class PC, 4.500%, 08/15/40	141
964	Series 3747, Class HI, IO, 4.500%, 07/15/37	158
208	Federal National Mortgage Association Interest STRIPS, Series 293, Class 1, PO, 12/01/24	181
	Federal National Mortgage Association REMICS,
900	Series 1997-57, Class PN, 5.000%, 09/18/27	952
647	Series 1999-51, Class PH, 6.000%, 10/25/29	708
75	Series 2002-24, Class AJ, 6.000%, 04/25/17	82
335	Series 2002-85, Class PE, 5.500%, 12/25/32	370
300	Series 2003-5, Class EQ, 5.500%, 02/25/23	338
496	Series 2003-21, Class OU, 5.500%, 03/25/33	545
100	Series 2003-22, Class UH, 4.000%, 12/25/32	105
100	Series 2003-23, Class CH, 5.000%, 04/25/33	108
184	Series 2003-28, Class KA, 4.250%, 03/25/22	189
68	Series 2003-32, Class BW, 5.500%, 03/25/32	73
925	Series 2003-41, Class BK, 5.000%, 05/25/18	1,030
400	Series 2003-48, Class TC, 5.000%, 06/25/23	440
609	Series 2003-55, Class HY, 5.000%, 06/25/23	674

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
270	Series 2003-63, Class YB, 5.000%, 07/25/33	293
312	Series 2003-64, Class VC, 5.000%, 03/25/16	329
1,340	Series 2003-69, Class N, 5.000%, 07/25/33	1,451
230	Series 2003-80, Class QG, 5.000%, 08/25/33	251
72	Series 2003-81, Class CB, 4.750%, 09/25/18	75
180	Series 2003-85, Class QD, 5.500%, 09/25/33	200
1,154	Series 2003-86, Class VH, 5.500%, 04/25/22	1,261
200	Series 2003-87, Class TJ, 4.500%, 09/25/18	217
281	Series 2003-90, Class LA, 4.250%, 02/25/22	288
67	Series 2003-109, Class BT, 4.500%, 08/25/22	70
307	Series 2003-113, Class KA, 4.500%, 11/25/18	324
121	Series 2003-131, Class CG, 5.500%, 05/25/33	130
873	Series 2003-134, Class MH, 5.000%, 06/25/33	929
645	Series 2004-30, Class CK, 4.500%, 05/25/19	672
973	Series 2004-53, Class NC, 5.500%, 07/25/24	1,041
955	Series 2004-70, Class EB, 5.000%, 10/25/24	1,046
206	Series 2004-81, Class HA, 4.250%, 10/25/24	217
138	Series 2004-89, Class MA, 4.250%, 09/25/24	141
212	Series 2004-91, Class VL, 5.000%, 05/25/23	230
1,447	Series 2005-5, Class CK, 5.000%, 01/25/35	1,511
259	Series 2005-28, Class BC, 5.000%, 03/25/31	273
1,400	Series 2005-33, Class QD, 5.000%, 01/25/34	1,518
295	Series 2005-44, Class PE, 5.000%, 07/25/33	320
100	Series 2005-48, Class TD, 5.500%, 06/25/35	109
865	Series 2005-51, Class ND, 5.500%, 11/25/33	942
1,000	Series 2005-53, Class MJ, 5.500%, 06/25/35	1,104
490	Series 2005-58, Class EP, 5.500%, 07/25/35	538
191	Series 2005-62, Class CP, 4.750%, 07/25/35	204
100	Series 2005-68, Class BE, 5.250%, 08/25/35	111
1,082	Series 2005-68, Class PG, 5.500%, 08/25/35	1,201
336	Series 2005-84, Class TK, 5.250%, 09/25/35	365
269	Series 2005-91, Class DA, 4.500%, 10/25/20	284
580	Series 2005-101, Class ND, 5.000%, 06/25/34	629
480	Series 2005-110, Class GJ, 5.500%, 11/25/30	507
150	Series 2005-110, Class GL, 5.500%, 12/25/35	166
173	Series 2005-110, Class MB, 5.500%, 09/25/35	190
152	Series 2005-116, Class PB, 6.000%, 04/25/34	166
294	Series 2005-121, Class V, 4.500%, 06/25/29	314
402	Series 2006-4, Class MB, 6.000%, 01/25/31	418
950	Series 2006-7, Class TD, 6.000%, 04/25/35	1,063
202	Series 2006-9, Class DB, 5.500%, 07/25/29	206
265	Series 2006-22, Class CE, 4.500%, 08/25/23	285
280	Series 2006-30, Class GA, 5.500%, 07/25/20	301
1,695	Series 2006-45, Class NW, 5.500%, 01/25/35	1,865
628	Series 2006-49, Class PA, 6.000%, 06/25/36	701
1,111	Series 2006-56, Class PF, VAR, 0.544%, 07/25/36	1,111
150	Series 2006-57, Class PD, 5.500%, 01/25/35	165
1,735	Series 2006-65, Class TE, 5.500%, 05/25/35	1,934
442	Series 2006-78, Class AV, 6.500%, 05/25/17	471
264	Series 2006-112, Class QA, 5.500%, 03/25/33	279
100	Series 2006-129, Class PB, 5.500%, 04/25/32	105
224	Series 2007-33, Class HE, 5.500%, 04/25/37	248
239	Series 2007-65, Class KI, IF, IO, 6.426%, 07/25/37	35
1,000	Series 2007-68, Class PB, 5.500%, 06/25/36	1,096
1,500	Series 2007-71, Class GB, 6.000%, 07/25/37	1,718
640	Series 2007-77, Class TC, 5.500%, 09/25/34	695

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
288	Series 2007-113, Class DB, 4.500%, 12/25/22	314
600	Series 2008-65, Class CD, 4.500%, 08/25/23	654
1,815	Series 2008-68, Class VB, 6.000%, 03/25/27	2,020
238	Series 2008-68, Class VJ, 5.500%, 07/25/19	259
825	Series 2008-68, Class VK, 5.500%, 03/25/27	909
1,995	Series 2008-68, Class VN, 5.500%, 03/25/27	2,189
140	Series 2008-74, Class B, 5.500%, 09/25/38	154
96	Series 2008-85, Class EA, 5.000%, 03/25/26	99
216	Series 2008-89, Class AH, 4.500%, 11/25/34	224
588	Series 2009-20, Class AM, 5.500%, 10/25/36	625
252	Series 2009-37, Class KI, IF, IO, 5.806%, 06/25/39	34
390	Series 2009-39, Class LB, 4.500%, 06/25/29	417
370	Series 2009-71, Class MB, 4.500%, 09/25/24	399
696	Series 2009-78, Class J, 5.000%, 09/25/19	754
280	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	52
337	Series 2009-86, Class OT, PO, 10/25/37	281
150	Series 2009-86, Class PC, 5.000%, 03/25/37	163
515	Series 2009-96, Class DB, 4.000%, 11/25/29	523
1,988	Series 2009-112, Class ST, IF, IO, 6.056%, 01/25/40	235
120	Series 2010-9, Class MD, 5.000%, 02/25/38	130
1,053	Series 2010-35, Class SB, IF, IO, 6.226%, 04/25/40	120
230	Series 2010-48, Class UB, 5.000%, 06/25/36	249
536	Series 2010-54, Class EA, 4.500%, 06/25/40	564
365	Series 2010-56, Class BD, 5.000%, 12/25/38	396
86	Series 2010-64, Class DM, 5.000%, 06/25/40	92
407	Series 2010-64, Class EH, 5.000%, 10/25/35	437
782	Series 2010-111, Class AE, 5.500%, 04/25/38	841
1,345	Series 2011-22, Class MA, 6.500%, 04/25/38	1,525
	Government National Mortgage Association,
139	Series 2002-44, Class JC, 6.000%, 07/20/32	162
420	Series 2002-79, Class KL, 5.500%, 11/20/32	467
164	Series 2002-88, Class PH, 5.500%, 12/16/31	177
100	Series 2003-10, Class KJ, 5.500%, 02/20/33	111
300	Series 2003-29, Class PD, 5.500%, 04/16/33	334
277	Series 2003-40, Class TD, 5.000%, 03/20/33	302
105	Series 2003-65, Class AP, 5.500%, 08/20/33	116
145	Series 2004-16, Class GC, 5.500%, 02/20/34	162
109	Series 2004-54, Class BG, 5.500%, 07/20/34	121
200	Series 2004-75, Class NG, 5.500%, 09/20/33	216
453	Series 2004-93, Class PD, 5.000%, 11/16/34	491
400	Series 2004-101, Class BE, 5.000%, 11/20/34	432
350	Series 2005-11, Class PL, 5.000%, 02/20/35	377
1,544	Series 2005-26, Class XY, 5.500%, 03/20/35	1,713
399	Series 2005-33, Class AY, 5.500%, 04/16/35	440
200	Series 2005-49, Class B, 5.500%, 06/20/35	220
106	Series 2005-56, Class BD, 5.000%, 07/20/35	114
1,356	Series 2006-38, Class SG, IF, IO, 6.454%, 09/20/33	135
219	Series 2007-26, Class SW, IF, IO, 6.004%, 05/20/37	29
526	Series 2007-37, Class LB, 5.500%, 06/16/37	553
320	Series 2007-79, Class BL, 5.750%, 08/20/37	355
250	Series 2008-9, Class PW, 5.250%, 02/20/38	267
132	Series 2008-23, Class YA, 5.250%, 03/20/38	137
137	Series 2008-30, Class AB, 4.200%, 02/20/37	143
354	Series 2008-31, Class PK, 4.000%, 06/20/36	370
177	Series 2008-34, Class PG, 5.250%, 04/20/38	194
400	Series 2008-35, Class NF, 5.000%, 04/20/38	431

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,000	Series 2008-58, Class PE, 5.500%, 07/16/38	1,124
26	Series 2008-62, Class SA, IF, IO, 5.954%, 07/20/38	3
988	Series 2008-76, Class US, IF, IO, 5.704%, 09/20/38	114
952	Series 2008-95, Class DS, IF, IO, 7.104%, 12/20/38	149
2,338	Series 2009-72, Class SM, IF, IO, 6.052%, 08/16/39	316
1,311	Series 2009-106, Class ST, IF, IO, 5.804%, 02/20/38	170
175	Series 2010-7, Class EA, 5.000%, 06/16/38	190
647	Series 2010-14, Class QP, 6.000%, 12/20/39	704
788	Series 2010-157, Class OP, PO, 12/20/40	620
305	NCUA Guaranteed Notes, Series 2010-C1, Class APT, 2.650%, 10/29/20	309

		121,418

	Non-Agency CMO — 0.7%
550	Banc of America Mortgage Securities, Inc., Series 2003-3, Class 1A7, 5.500%, 05/25/33	563
398	Citicorp Mortgage Securities, Inc., Series 2004-4, Class A4, 5.500%, 06/25/34	415
	Citigroup Mortgage Loan Trust, Inc.,
204	Series 2003-1, Class 3A4, 5.250%, 09/25/33	213
250	Series 2004-HYB4, Class WA, VAR, 2.945%, 12/25/34	243
239	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.500%, 06/25/19	247
412	Credit Suisse Mortgage Capital Certificates, Series 2010-1R, Class 5A1, VAR, 5.000%, 01/27/36 (e)	429
211	CS First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.250%, 11/25/33	219
460	JP Morgan Mortgage Trust, Series 2007-A1, Class 5A5, VAR, 2.967%, 07/25/35	457
123	MASTR Alternative Loans Trust, Series 2004-5, Class 5A1, 4.750%, 06/25/19	126
241	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.652%, 04/25/34	245
594	PHH Mortgage Capital LLC, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	615
101	Prime Mortgage Trust, Series 2004-2, Class A2, 4.750%, 11/25/19	104
111	Residential Accredit Loans, Inc., Series 2004-QS3, Class CB, 5.000%, 03/25/19	113
73	WaMu Mortgage Pass-Through Certificates, Series 2003-S6, Class 2A1, 5.000%, 07/25/18	75
1,115	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A1, 1.988%, 01/15/16 (e)	1,126

		5,190

	Total Collateralized Mortgage Obligations (Cost $125,013)	126,608

Commercial Mortgage-Backed Securities — 0.7%
	Banc of America Commercial Mortgage, Inc.,
200	Series 2005-3, Class AM, 4.727%, 07/10/43	206
50	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	55
200	Series 2006-5, Class A4, 5.414%, 09/10/47	217
400	Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	413
50	CW Capital Cobalt Ltd., Series 2006-C1, Class A4, 5.223%, 08/15/48	54
1,000	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	1,016
1,000	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	1,088
1,400	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB11, Class AJ, VAR, 5.457%, 08/12/37	1,443
43,317	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class XC, IO, VAR, 0.222%, 12/12/49 (e)	581

	Total Commercial Mortgage- Backed Securities (Cost $5,023)	5,073

Corporate Bonds — 23.6%
Consumer Discretionary — 1.7%
	Auto Components — 0.2%
	Johnson Controls, Inc.,
1,135	4.250%, 03/01/21	1,158

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Auto Components — Continued
40	5.000%, 03/30/20	43

		1,201

	Automobiles — 0.1%
450	Daimler Finance North America LLC, 6.500%, 11/15/13	504

	Household Durables — 0.0% (g)
83	Newell Rubbermaid, Inc., 4.700%, 08/15/20	85

	Media — 1.4%
	CBS Corp.,
30	7.875%, 07/30/30	36
200	8.875%, 05/15/19	258
450	Comcast Cable Communications LLC, 8.875%, 05/01/17	576
	Comcast Corp.,
400	5.700%, 07/01/19	447
335	5.900%, 03/15/16	382
335	6.500%, 01/15/17	391
550	Cox Communications, Inc., 5.450%, 12/15/14	615
287	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.000%, 03/01/21	298
	News America, Inc.,
30	7.250%, 05/18/18	37
600	7.430%, 10/01/26	720
400	7.600%, 10/11/15	478
200	7.700%, 10/30/25	248
	Time Warner Cable, Inc.,
500	4.125%, 02/15/21	482
50	8.250%, 04/01/19	63
3,425	8.750%, 02/14/19	4,375
500	Time Warner Entertainment Co., LP, 8.375%, 07/15/33	645

		10,051

	Total Consumer Discretionary	11,841

Consumer Staples — 0.9%
	Beverages — 0.1%
500	Anheuser-Busch InBev Worldwide, Inc., 7.200%, 01/15/14	572
400	Coca-Cola Co. (The), 4.875%, 03/15/19	447

		1,019

	Food & Staples Retailing — 0.3%
1,100	CVS Caremark Corp., 4.125%, 05/15/21	1,082
	Kroger Co. (The),
92	5.400%, 07/15/40	91
1,000	6.400%, 08/15/17	1,184

		2,357

	Food Products — 0.5%
	Bunge Ltd. Finance Corp.,
40	5.875%, 05/15/13	43
1,192	8.500%, 06/15/19	1,463
400	Cargill, Inc., 6.000%, 11/27/17 (e)	463
100	General Mills, Inc., 5.650%, 02/15/19	114
513	Kellogg Co., 3.250%, 05/21/18	517
	Kraft Foods, Inc.,
50	6.500%, 08/11/17	59
425	7.000%, 08/11/37	502

		3,161

	Total Consumer Staples	6,537

Energy — 1.2%
	Energy Equipment & Services — 0.2%
750	Halliburton Co., 8.750%, 02/15/21 Transocean, Inc., (Cayman Islands),	1,017
100	6.500%, 11/15/20	113
460	7.375%, 04/15/18	538

		1,668

	Oil, Gas & Consumable Fuels — 1.0%
50	Anadarko Petroleum Corp., 8.700%, 03/15/19	64
	Apache Corp.,
550	6.000%, 09/15/13	612
400	6.900%, 09/15/18	491
	Canadian Natural Resources Ltd., (Canada),
800	5.700%, 05/15/17	921
500	5.900%, 02/01/18	577
375	ConocoPhillips Holding Co., 6.950%, 04/15/29	462
1,250	Devon Energy Corp., 6.300%, 01/15/19	1,487
550	EnCana Corp., (Canada), 5.900%, 12/01/17	635
	Shell International Finance B.V., (Netherlands),
44	3.100%, 06/28/15	46
555	4.300%, 09/22/19	585
40	4.375%, 03/25/20	43
200	Suncor Energy, Inc., (Canada), 6.100%, 06/01/18	231
	Total Capital S.A., (France),
240	2.300%, 03/15/16	241
148	4.125%, 01/28/21	152

		6,547

	Total Energy	8,215

Financials — 11.6%
	Capital Markets — 3.2%
	Bank of New York Mellon Corp. (The),
80	2.950%, 06/18/15	83
1,340	4.150%, 02/01/21	1,362
155	4.600%, 01/15/20	165
200	BlackRock, Inc., 6.250%, 09/15/17	236
40	Charles Schwab Corp. (The), 4.950%, 06/01/14	44
	Credit Suisse USA, Inc.,

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Capital Markets — Continued
80	5.125%, 01/15/14	87
350	5.850%, 08/16/16	402
	Goldman Sachs Group, Inc. (The),
90	3.625%, 02/07/16	90
112	3.700%, 08/01/15	114
900	5.375%, 03/15/20	928
4,845	7.500%, 02/15/19	5,678
700	Jefferies Group, Inc., 8.500%, 07/15/19	849
200	Macquarie Group Ltd., (Australia), 7.300%, 08/01/14 (e)	227
	Merrill Lynch & Co., Inc.,
100	6.400%, 08/28/17	112
2,000	6.875%, 04/25/18	2,279
	Morgan Stanley,
323	3.450%, 11/02/15	324
50	5.300%, 03/01/13	53
1,000	5.450%, 01/09/17	1,078
331	5.500%, 07/24/20	341
2,500	5.625%, 09/23/19	2,647
370	5.750%, 01/25/21	387
400	6.000%, 04/28/15	444
1,700	7.300%, 05/13/19	1,958
	Nomura Holdings, Inc., (Japan),
275	4.125%, 01/19/16	280
300	5.000%, 03/04/15	318
1,900	UBS AG, (Switzerland), 5.750%, 04/25/18	2,114

		22,600

	Commercial Banks — 3.5%
400	Bank of Nova Scotia, (Canada), 4.375%, 01/13/21	412
	Barclays Bank plc, (United Kingdom),
475	2.375%, 01/13/14	484
250	5.125%, 01/08/20	259
2,650	6.750%, 05/22/19	3,054
	BB&T Corp.,
319	2.050%, 04/28/14	323
705	3.200%, 03/15/16	719
100	3.850%, 07/27/12	103
60	3.950%, 04/29/16	63
500	5.200%, 12/23/15	547
250	Credit Suisse, (Switzerland), 4.375%, 08/05/20	254
1,000	Credit Suisse AG, (Switzerland), 5.400%, 01/14/20	1,050
500	Deutsche Bank AG, (Germany), 3.250%, 01/11/16	513
300	Deutsche Bank Financial LLC, 5.375%, 03/02/15	327
	HSBC Bank plc, (United Kingdom),
523	3.100%, 05/24/16 (e)	525
1,100	4.750%, 01/19/21 (e)	1,126
1,000	HSBC Holdings plc, (United Kingdom), 5.100%, 04/05/21	1,041
900	KeyCorp, 6.500%, 05/14/13	983
700	Manufacturers & Traders Trust Co., VAR, 1.805%, 04/01/13	700
250	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	254
	National City Corp.,
400	4.900%, 01/15/15	439
100	6.875%, 05/15/19	117
591	Nordea Bank AB, (Sweden), 4.875%, 05/13/21 (e)	590
	PNC Funding Corp.,
100	3.000%, 05/19/14	103
50	5.125%, 02/08/20	54
50	5.250%, 11/15/15	55
50	5.625%, 02/01/17	55
725	6.700%, 06/10/19	864
	Rabobank Nederland N.V., (Netherlands),
114	2.125%, 10/13/15	113
350	4.500%, 01/11/21	366
	SunTrust Banks, Inc.,
800	3.600%, 04/15/16	819
280	5.250%, 11/05/12	295
	U.S. Bancorp,
60	2.000%, 06/14/13	61
732	4.125%, 05/24/21	735
	Wachovia Bank N.A.,
500	5.000%, 08/15/15	541
1,000	6.000%, 11/15/17	1,139
	Wachovia Corp.,
1,000	5.750%, 06/15/17	1,135
3,895	5.750%, 02/01/18	4,383

		24,601

	Consumer Finance — 0.2%
400	American Express Centurion Bank, 6.000%, 09/13/17	458
	American Express Co.,
200	6.150%, 08/28/17	230
200	7.000%, 03/19/18	240
250	Capital One Bank USA N.A., 8.800%, 07/15/19	321
	HSBC Finance Corp.,
60	5.000%, 06/30/15	66
400	6.375%, 11/27/12	431

		1,746

	Diversified Financial Services — 3.6%
	Bank of America Corp.,
360	3.625%, 03/17/16	363
865	5.625%, 07/01/20	908
585	5.650%, 05/01/18	625
600	7.375%, 05/15/14	685
2,600	7.625%, 06/01/19	3,091

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
650	BHP Billiton Finance USA Ltd., (Australia), 5.500%, 04/01/14	726
800	BP Capital Markets plc, (United Kingdom), 3.875%, 03/10/15	845
675	Caterpillar Financial Services Corp., 7.150%, 02/15/19	843
	Citigroup, Inc.,
314	4.587%, 12/15/15	334
829	5.375%, 08/09/20	873
5,400	8.500%, 05/22/19	6,782
131	CME Group, Inc., 5.750%, 02/15/14	146
315	ERAC USA Finance LLC,
	4.500%, 08/16/21 (e)	316
240	FUEL Trust, 4.207%, 04/15/16 (e)	246
	General Electric Capital Corp.,
337	2.250%, 11/09/15	332
125	4.375%, 09/16/20	125
4,700	4.625%, 01/07/21	4,770
331	5.300%, 02/11/21	348
1,600	5.500%, 01/08/20	1,733
80	5.625%, 09/15/17	89
850	5.625%, 05/01/18	940
70	5.875%, 01/14/38	73
650	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	908

		26,101

	Insurance — 1.0%
500	Aflac, Inc., 8.500%, 05/15/19	620
	AON Corp.,
621	3.125%, 05/27/16	624
94	3.500%, 09/30/15	97
372	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	391
	Berkshire Hathaway Finance Corp.,
267	2.450%, 12/15/15	270
2,160	5.400%, 05/15/18	2,424
	CNA Financial Corp.,
50	5.850%, 12/15/14	54
860	5.875%, 08/15/20	922
420	6.500%, 08/15/16	473
400	Metropolitan Life Global Funding I, 3.125%, 01/11/16 (e)	405
800	New York Life Global Funding, 5.375%, 09/15/13 (e)	876

		7,156

	Real Estate Investment Trusts (REITs) — 0.0% (g)
200	Simon Property Group LP, 6.125%, 05/30/18	229

	Thrifts & Mortgage Finance — 0.1%
400	Countrywide Financial Corp., 6.250%, 05/15/16	435

	Total Financials	82,868

Health Care — 0.2%
	Health Care Providers & Services — 0.2%
1,250	Medco Health Solutions, Inc., 7.125%, 03/15/18	1,502

Industrials — 2.0%
	Aerospace & Defense — 0.3%
1,200	Honeywell International, Inc., 4.250%, 03/01/21	1,244
850	Lockheed Martin Corp., 4.250%, 11/15/19	881
325	Northrop Grumman Corp., 5.050%, 08/01/19	353

		2,478

	Airlines — 0.1%
109	American Airlines, 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	106
379	Continental Airlines, 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	390
59	Delta Air Lines, 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	59
104	Delta Air Lines, 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	104

		659

	Commercial Services & Supplies — 0.1%
	Pitney Bowes, Inc.,
200	5.000%, 03/15/15	218
100	6.250%, 03/15/19	111
	Waste Management, Inc.,
242	4.600%, 03/01/21	248
150	4.750%, 06/30/20	157

		734

	Machinery — 0.1%
	Caterpillar, Inc.,
900	3.900%, 05/27/21	902
30	7.900%, 12/15/18	39

		941

	Road & Rail — 1.4%
	Burlington Northern Santa Fe LLC,
125	3.600%, 09/01/20	122
2,000	4.100%, 06/01/21	2,005
	CSX Corp.,
3,000	6.250%, 03/15/18	3,489
230	7.375%, 02/01/19	283
300	Norfolk Southern Corp., 7.800%, 05/15/27	395
	Ryder System, Inc.,
535	3.500%, 06/01/17	542
100	3.600%, 03/01/16	103
	Union Pacific Corp.,

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Road & Rail — Continued
300	5.450%, 01/31/13	322
500	5.700%, 08/15/18	574
150	5.750%, 11/15/17	174
1,400	7.000%, 02/01/16	1,668

		9,677

	Total Industrials	14,489

Information Technology — 1.4%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
180	4.450%, 01/15/20	189
250	5.500%, 02/22/16	286

		475

	Computers & Peripherals — 0.3%
1,400	Dell, Inc., 4.625%, 04/01/21	1,433
	Hewlett-Packard Co.,
1,100	4.750%, 06/02/14	1,207
30	6.125%, 03/01/14	34
40	International Business Machines Corp., 8.375%, 11/01/19	53

		2,727

	Electronic Equipment, Instruments & Components — 0.2%
	Arrow Electronics, Inc.,
350	3.375%, 11/01/15	355
155	6.000%, 04/01/20	167
200	6.875%, 07/01/13	219
500	7.500%, 01/15/27	553

		1,294

	Internet Software & Services — 0.2%
1,250	eBay, Inc., 3.250%, 10/15/20	1,182

	Office Electronics — 0.2%
1,250	Xerox Corp., 5.625%, 12/15/19	1,380

	Semiconductors & Semiconductor Equipment — 0.1%
837	Texas Instruments, Inc., 2.375%, 05/16/16	838

	Software — 0.3%
185	Intuit, Inc., 5.750%, 03/15/17	211
1,500	Microsoft Corp., 4.200%, 06/01/19	1,592
50	Oracle Corp., 6.500%, 04/15/38	59

		1,862

	Total Information Technology	9,758

Materials — 0.6%
	Chemicals — 0.4%
	Dow Chemical Co. (The),
89	4.250%, 11/15/20	88
325	5.900%, 02/15/15	369
32	8.550%, 05/15/19	42
	PPG Industries, Inc.,
550	3.600%, 11/15/20	538
50	5.750%, 03/15/13	54
1,325	6.650%, 03/15/18	1,581
25	7.400%, 08/15/19	30
	Praxair, Inc.,
100	4.625%, 03/30/15	111
240	5.200%, 03/15/17	273

		3,086

	Metals & Mining — 0.2%
172	Nucor Corp., 5.850%, 06/01/18	200
	Rio Tinto Finance USA Ltd., (Australia),
38	3.500%, 11/02/20	37
800	4.125%, 05/20/21	802
120	8.950%, 05/01/14	145

		1,184

	Total Materials	4,270

Telecommunication Services — 1.5%
	Diversified Telecommunication Services — 1.3%
	AT&T, Inc.,
1,000	5.500%, 02/01/18	1,115
850	5.600%, 05/15/18	956
900	Deutsche Telekom International Finance B.V., (Netherlands), 6.750%, 08/20/18	1,080
50	France Telecom S.A., (France), 8.500%, 03/01/31	69
400	Telecom Italia Capital S.A., (Luxembourg), 6.175%, 06/18/14	438
	Telefonica Emisiones S.A.U., (Spain),
114	5.462%, 02/16/21	118
400	6.221%, 07/03/17	447
	Verizon Communications, Inc.,
1,750	5.500%, 02/15/18	1,957
245	5.550%, 02/15/16	276
2,055	8.750%, 11/01/18	2,696

		9,152

	Wireless Telecommunication Services — 0.2%
1,000	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	1,017
500	Vodafone Group plc, (United Kingdom), 5.625%, 02/27/17	569

		1,586

	Total Telecommunication Services	10,738

Utilities — 2.5%
	Electric Utilities — 2.2%
800	Appalachian Power Co., 4.600%, 03/30/21	816
800	CenterPoint Energy Houston Electric LLC, 7.000%, 03/01/14	920
237	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	236
350	Dominion Resources, Inc., 5.200%, 08/15/19	386
	Duke Energy Carolinas LLC,
1,250	3.900%, 06/15/21	1,262
50	6.450%, 10/15/32	58
160	Duke Energy Indiana, Inc., 3.750%, 07/15/20	160

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Electric Utilities — Continued
400	Enel Finance International N.V.,
	(Luxembourg), 5.125%, 10/07/19 (e)	417
180	Exelon Generation Co. LLC, 4.000%, 10/01/20	173
3,700	Georgia Power Co., 4.250%, 12/01/19	3,901
263	Great Plains Energy, Inc., 4.850%, 06/01/21	268
25	Indiana Michigan Power Co., 7.000%, 03/15/19	30
40	NextEra Energy Capital Holdings, Inc., 7.875%, 12/15/15	48
100	Nisource Finance Corp., 6.800%, 01/15/19	117
50	Pacific Gas & Electric Co., 6.050%, 03/01/34	55
200	PacifiCorp, 5.650%, 07/15/18	230
490	Progress Energy, Inc., 4.400%, 01/15/21	504
74	Public Service Co. of Colorado, 3.200%, 11/15/20	71
220	Public Service Co. of Oklahoma, 4.400%, 02/01/21	224
25	Public Service Electric & Gas Co., 2.700%, 05/01/15	26
6	San Diego Gas & Electric Co., 5.350%, 05/15/40	6
	Southern California Edison Co.,
958	3.875%, 06/01/21	966
650	5.500%, 08/15/18	745
1,860	Southwestern Electric Power Co., 6.450%, 01/15/19	2,123
1,500	Southwestern Public Service Co., 8.750%, 12/01/18	1,941
	Spectra Energy Capital LLC,
50	6.200%, 04/15/18	57
70	8.000%, 10/01/19	87

		15,827

	Gas Utilities — 0.2%
30	Atmos Energy Corp., 4.950%, 10/15/14	33
843	CenterPoint Energy Resources Corp., 4.500%, 01/15/21 (e)	857
300	TransCanada PipeLines Ltd., (Canada), 7.125%, 01/15/19	373

		1,263

	Multi-Utilities — 0.1%
175	KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12	194
500	Sempra Energy, 2.000%, 03/15/14	505

		699

	Total Utilities	17,789

	Total Corporate Bonds (Cost $165,862)	168,007

	Mortgage Pass-Through Securities — 2.2%
226	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family, 5.500%, 02/01/24	245
30	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family, 6.000%, 12/01/36	33
	Federal National Mortgage Association, 15 Year, Single Family,
429	6.000%, 10/01/19 - 01/01/24	470
	Federal National Mortgage Association, 30 Year, Single Family,
593	5.000%, 03/01/36	634
3,517	6.000%, 12/01/32 - 04/01/35	3,906
670	6.500%, 10/01/37 - 10/01/38	757
389	7.000%, 04/01/37	446
	Federal National Mortgage Association, Other,
1,385	2.490%, 10/01/17	1,358
1,500	3.370%, 11/01/20	1,487
1,000	3.480%, 12/01/20	997
1,750	3.590%, 10/01/20	1,761
1,742	3.810%, 01/01/19	1,808
791	4.369%, 02/01/20	841
997	4.640%, 01/01/21	1,066

	Total Mortgage Pass-Through Securities (Cost $15,439)	15,809

	U.S. Government Agency Securities — 51.8%
	Federal Home Loan Mortgage Corp.,
90,000	1.375%, 02/25/14	91,222
60,000	1.750%, 09/10/15	60,545
5,000	2.125%, 03/23/12	5,075
30,000	2.875%, 02/09/15	31,705
20,000	3.750%, 03/27/19	21,310
20,000	4.500%, 01/15/14	21,892
20,000	5.125%, 11/17/17	23,168
	Federal National Mortgage Association,
11,000	1.000%, 04/04/12	11,069
30,000	1.500%, 06/26/13	30,603
25,000	2.625%, 11/20/14	26,268
36,500	4.875%, 12/15/16	41,691
4,700	5.375%, 11/15/11 (m)	4,812

	Total U.S. Government Agency Securities (Cost $363,242)	369,360

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 2.4%
Investment Company — 2.4%
16,826	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (Cost $16,826)	16,826

	Total Investments — 99.4% (Cost $697,995)	708,302
	Other Assets in Excess of Liabilities — 0.6%	4,518

	NET ASSETS — 100.0%	$712,820

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

CMO	—	Collateralized Mortgage Obligation
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2011. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2011.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2011.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Amount rounds to less than 0.1%.
(l)	The rate shown is the current yield as of May 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(r)	Rates shown are per annum and payments are as described.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,650
Aggregate gross unrealized depreciation	(343)
Net unrealized appreciation/depreciation	$10,307

Federal income tax cost of investments	$697,995

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$16,826	$691,476	$—	$708,302
Appreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$6,632	$—	$6,632
Depreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$(726)	$—	$(726)

There were no transfers between Levels 1 and 2 during the period ended May 31, 2011.

#	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investment of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

Inflation-Linked Swaps

(Amounts in thousands)

	RATE TYPE (r)					UPFRONT PREMIUMS (PAID)/RECEIVED [1]
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	1.740%, at termination	CPI-U at termination	06/24/2014	15,000	$383	$—
Barclays Bank plc	2.095%, at termination	CPI-U at termination	05/24/2016	7,000	138	—
BNP Paribas	1.970%, at termination	CPI-U at termination	01/31/2014	47,000	861	—
BNP Paribas	2.125%, at termination	CPI-U at termination	01/25/2015	60,000	1,073	—
Citibank, N.A.	1.470%, at termination	CPI-U at termination	08/26/2015	40,000	2,099	—
Citibank, N.A.	2.735%, at termination	CPI-U at termination	03/02/2021	15,000	11	—
Deutsche Bank AG, New York	1.990%, at termination	CPI-U at termination	06/08/2015	8,000	164	—
Deutsche Bank AG, New York	2.720%, at termination	CPI-U at termination	04/01/2021	21,000	28	—
Morgan Stanley Capital Services	2.610%, at termination	CPI-U at termination	04/28/2016	104,000	(726)	—
Royal Bank of Scotland	2.050%, at termination	CPI-U at termination	02/16/2014	50,000	713	—
Royal Bank of Scotland	2.150%, at termination	CPI-U at termination	02/16/2015	50,000	768	—
Royal Bank of Scotland	2.210%, at termination	CPI-U at termination	06/24/2017	15,000	312	—
Union Bank of Switzerland AG	2.438%, at termination	CPI-U at termination	03/02/2016	20,000	82	—

					$5,906	$—

[1]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Municipal Bonds — 96.3%
	Alabama — 0.6%
	Education — 0.2%
10,000	Alabama Public School & College Authority, Capital Improvement, Rev., 5.000%, 12/01/16	11,811

	General Obligation — 0.2%
1,790	City of Huntsville, Capital Improvement Works, Series A, GO, 5.000%, 09/01/22	2,033
	City of Huntsville, School, Capital Improvement Works,
1,000	Series B, GO, 5.000%, 09/01/22	1,136
1,000	Series B, GO, 5.000%, 09/01/26	1,095
4,675	City of Mobile, GO, AMBAC, 5.500%, 08/15/11 (p)	4,819

		9,083

	Prerefunded — 0.2%
6,960	Jefferson County, Water & Sewer System, Capital Improvement, Rev., FGIC, 5.125%, 08/01/12 (p)	7,332

	Total Alabama	28,226

	Alaska — 0.4%
	Certificate of Participation/Lease — 0.3%
12,275	Boro of Matanuska-Susitna, Goose Creek Correctional Center, Rev., COP, AGC, 5.500%, 09/01/23	13,920

	General Obligation — 0.0% (g)
1,495	City of North Slope Boro, Capital Appreciation, Series B, GO, NATL- RE, Zero Coupon, 06/30/11	1,494

	Utility — 0.1%
	Alaska Municipal Bond Bank Authority,
1,000	Series 1, Rev., 5.250%, 09/01/23	1,086
1,000	Series 1, Rev., 5.375%, 09/01/25	1,073
1,000	Series 1, Rev., 5.500%, 09/01/27	1,067

		3,226

	Total Alaska	18,640

	Arizona — 3.2%
	Certificate of Participation/Lease — 1.1%
	Arizona School Facilities Board,
29,180	COP, 5.000%, 09/01/12	30,627
15,000	COP, 5.750%, 09/01/18	17,219
5,000	Series A-2, COP, AGM-CR, FGIC, 5.000%, 09/01/17	5,376
1,680	Series A-3, COP, AGM-CR, FGIC, 5.000%, 09/01/17	1,806
1,000	Arizona State University, Board of Regents, COP, NATL-RE, 5.000%, 07/01/18	1,095

		56,123

	General Obligation — 0.3%
1,140	City of Scottsdale, GO, 5.000%, 07/01/21	1,360
5,595	City of Tempe, Series C, GO, 5.000%, 07/01/20	6,625
905	Maricopa County Unified School District No. 89-Dysart, GO, NATL- RE, FGIC, 5.250%, 07/01/20	1,044
4,455	Tempe Union High School District No. 213, GO, AGM, 5.000%, 07/01/13	4,861

		13,890

	Hospital — 0.6%
	Arizona Health Facilities Authority, Banner Health,
3,000	Series D, Rev., 5.000%, 01/01/13	3,162
3,000	Series D, Rev., 5.000%, 01/01/14	3,227
2,500	Series D, Rev., 5.000%, 01/01/23	2,571
5,000	Series D, Rev., 5.000%, 01/01/24	5,075
10,000	Series D, Rev., 5.500%, 01/01/19	11,086
5,000	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A, Rev., VAR, 1.180%, 02/02/15	4,468
580	Gila County IDA, Cobre Valley Community Hospital, Rev., ACA, 5.750%, 12/01/12	573
1,000	Scottsdale IDA, Healthcare, Series A, Rev., 5.000%, 09/01/15	1,083

		31,245

	Prerefunded — 0.5%
	Arizona School Facilities Board, State School Trust,
14,360	Series A, Rev., AMBAC, 5.750%, 07/01/14 (p)	16,621
5,540	Maricopa County IDA, Capital Appreciation, Series 1983A, Rev., Zero Coupon, 12/31/14 (p)	5,264
1,000	Tucson & Pima Counties IDA, Capital Appreciation, Series 1983A, Rev., Zero Coupon, 12/01/14 (p)	952

		22,837

	Special Tax — 0.4%
	Glendale Western Loop 101 Public Facilities Corp.,
5,000	Series A, Rev., 6.250%, 07/01/38	5,152
10,250	Series A, Rev., 7.000%, 07/01/28	10,852
5,000	Series A, Rev., 7.000%, 07/01/33	5,263

		21,267

	Transportation — 0.2%
	Arizona State Transportation Board, Highway,
5,000	Rev., 5.000%, 07/01/17	5,719
4,675	Series B, Rev., 5.000%, 07/01/16	5,401

		11,120

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Utility — 0.1%
	Salt River Project Agricultural Improvement & Power District,
1,000	Series A, Rev., 5.000%, 01/01/20	1,146
500	Series A, Rev., 5.000%, 01/01/21	576
1,000	Series A, Rev., 5.000%, 01/01/22	1,117

		2,839

	Water & Sewer — 0.0% (g)
1,000	Arizona Water Infrastructure Finance Authority, Water Quality, Series A, Rev., 5.000%, 10/01/24	1,102

	Total Arizona	160,423

	California — 12.1%
	Certificate of Participation/Lease — 0.7%
	California State Public Works Board, California State University,
2,040	Series B, Rev., COP, AGM, 5.000%, 04/01/21	2,098
2,245	Series B, Rev., COP, AGM, 5.000%, 04/01/23	2,274
1,850	California State Public Works Board, Department of Corrections & Rehabilitation, Series E, Rev., COP, XLCA, 5.000%, 06/01/18	1,924
	California State Public Works Board, Department of Forestry & Fire Protection,
2,785	Series C, Rev., COP, AGM, 5.000%, 04/01/22	2,840
2,105	Series C, Rev., COP, AGM, 5.000%, 04/01/24	2,113
2,310	Series C, Rev., COP, AGM, 5.000%, 04/01/26	2,258
1,000	California State Public Works Board, Department of General Services, Series A, Rev., COP, AMBAC, 5.250%, 12/01/19	1,037
	California State Public Works Board, Department of General Services, Butterfield State,
2,400	Series A, Rev., COP, 5.000%, 06/01/13	2,552
2,330	Series A, Rev., COP, 5.000%, 06/01/14	2,521
3,500	Series A, Rev., COP, 5.000%, 06/01/19	3,638
1,750	Series A, Rev., COP, 5.000%, 06/01/20	1,802
	California State Public Works Board, Department of Justice,
1,285	Series D, Rev., COP, AGM, 5.000%, 04/01/21	1,322
1,415	Series D, Rev., COP, AGM, 5.000%, 04/01/23	1,433
1,560	Series D, Rev., COP, AGM, 5.000%, 04/01/25	1,544
10,445	Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project, COP, AMBAC, Zero Coupon, 08/01/25	4,575
1,700	Fontana Public Finance Authority, Rev., COP, AMBAC, 5.250%, 09/01/19	1,739

		35,670

	Education — 0.7%
2,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/39	2,053
3,360	California State Public Works Board, University Research Project, Series E, Rev., 5.250%, 10/01/20	3,610
500	California State University, Systemwide, Series C, Rev., AGM, 5.000%, 11/01/14	553
2,390	Dublin Unified School District, Capital Appreciation, Election of 2004, Series C, GO, NATL-RE, Zero Coupon, 08/01/32	558
	University of California,
10,000	Series O, Rev., 5.750%, 05/15/28	11,233
5,000	Series O, Rev., 5.750%, 05/15/30	5,526
10,000	Series O, Rev., 5.750%, 05/15/34	10,821

		34,354

	General Obligation — 6.1%
	Carlsbad Unified School District,
1,000	GO, Zero Coupon, 05/01/15	888
2,000	GO, Zero Coupon, 05/01/18	1,503
2,070	Center Unified School District, Election of 1991, Series D, GO, NATL-RE, Zero Coupon, 08/01/24	896
5,000	Foothill-De Anza Community College District, Election 2006, Series C, GO, 5.000%, 08/01/40 (w)	5,112
19,755	Grossmont-Cuyamaca Community College District, Capital Appreciation, Election of 2002, Series C, GO, AGC, Zero Coupon, 08/01/26	8,035
	Long Beach Community College District, Election of 2002, Capital Appreciation,
3,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/20	2,166
4,365	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/21	2,711
5,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/22	3,055
5,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/23	2,805
	Los Angeles Unified School District,

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — Continued
7,750	Series B, GO, AGM, 4.750%, 07/01/19	8,431
6,880	Series B, GO, FGIC, 4.750%, 07/01/21	7,222
6,120	Series I, GO, 5.250%, 07/01/23	6,730
30,190	Los Angeles Unified School District, Election of 2002, Series A, GO, AGM, 5.000%, 07/01/21	32,140
2,925	Los Rios Community College District, Election of 2002, Series B, GO, NATL-RE, 5.000%, 08/01/19	3,093
2,085	Napa Valley Unified School District, Election of 2002, GO, NATL-RE, FGIC, 5.000%, 08/01/27	2,137
	Palomar Pomerado Health, Capital Appreciation,
3,140	Series A, GO, NATL-RE, Zero Coupon, 08/01/15	2,741
3,615	Series A, GO, NATL-RE, Zero Coupon, 08/01/18	2,582
1,595	San Diego Community College District, Election of 2006, Capital Appreciation, GO, AGM, Zero Coupon, 08/01/15	1,418
8,945	San Francisco City & County Unified School District, Election of 2003, Series B, GO, AGM, 5.000%, 06/15/23	9,401
295	Santa Monica Community College District, Election of 2007, Series B, GO, NATL-RE, FGIC, Zero Coupon, 08/01/14	280
	State of California,
6,875	GO, 5.000%, 11/01/15	7,811
5,000	GO, 5.000%, 08/01/16	5,748
8,545	GO, 5.000%, 02/01/21	9,116
1,650	GO, 5.000%, 08/01/22	1,735
5,000	GO, 5.125%, 04/01/23	5,173
3,000	GO, 5.250%, 02/01/18	3,151
1,150	GO, NATL-RE, 5.000%, 06/01/21	1,217
3,590	GO, NATL-RE, 5.250%, 02/01/26	3,644
5,000	GO, NATL-RE, FGIC-TCRS, 5.250%, 02/01/15	5,374
4,655	Series 2, GO, 5.000%, 09/01/20	4,992
	State of California, Economic Recovery,
7,535	Series A, GO, 5.000%, 07/01/15	8,296
25,860	Series A, GO, NATL-RE, 5.000%, 07/01/15	28,470
6,000	Series A, GO, NATL-RE, FGIC, 5.250%, 07/01/14	6,737
23,300	Series A, GO, NATL-RE, FGIC- TCRS, 5.000%, 07/01/17	23,370
10,000	Series B, GO, 5.000%, 07/01/11 (p)	10,039
	State of California, Various Purpose,
3,555	GO, 5.000%, 03/01/14	3,900
15,000	GO, 5.000%, 04/01/17	17,263
6,790	GO, 5.500%, 04/01/18	8,024
6,800	GO, 5.500%, 04/01/21	7,717
15,000	GO, 5.625%, 04/01/26	16,062
6,580	Temple City Unified School District, GO, NATL-RE, FGIC, 5.250%, 08/01/22	7,669
2,000	Torrance Unified School District, Election of 1998, Series B, GO, AGM, 5.000%, 08/01/11 (p)	2,016
2,700	West Contra Costa Unified School District, Election of 2005, Series A, GO, AGM, 5.000%, 08/01/25	2,790
	West Valley-Mission Community College District, Election of 2004,
2,840	Series A, GO, AGM, 5.000%, 08/01/23	3,015
5,695	Series A, GO, AGM, 5.000%, 08/01/25	5,935

		302,610

	Hospital — 0.3%
	California Health Facilities Financing Authority, Providence Health & Services,
2,000	Series C, Rev., 6.250%, 10/01/28	2,224
2,450	Series C, Rev., 6.500%, 10/01/33	2,732
6,000	California State Public Works Board, Department of Mental Health, Coalinga State Hospital, Series A, Rev., 5.500%, 06/01/22	6,126
	California Statewide Communities Development Authority, Insured Health Facilities, Los Angeles Jewish Home,
3,000	Rev., 5.000%, 11/15/18	3,070
1,000	Rev., 5.250%, 11/15/23	1,008

		15,160

	Other Revenue — 0.5%
1,965	California Health Facilities Financing Authority, Unrefunded Balance, Providence Health, Rev., 6.500%, 10/01/38	2,138
6,490	California State University, Series A, Rev., AGM, 4.750%, 11/01/23	6,701
10,000	Golden State Tobacco Securitization Corp., Enhanced, Asset-Backed, Series A, Rev., AMBAC, 5.000%, 06/01/21	9,961
	Simi Valley School Financing
	Authority, Unified School District,
1,250	Rev., AGM, 5.000%, 08/01/19	1,430
2,000	Rev., AGM, 5.000%, 08/01/20	2,261

		22,491

	Prerefunded — 2.0%
35	California Health Facilities Financing Authority, Providence Health, Rev., 6.500%, 10/01/18 (p)	45

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Prerefunded — Continued
500	California State Department of Water Resources, Central Valley Project, Water Systems, Series J-1, Rev., 7.000%, 12/01/12 (p)	548
8,000	California State Department of Water Resources, Power Supply, Series A, Rev., XLCA, 5.375%, 05/01/12 (p)	8,454
22,205	Golden State Tobacco Securitization Corp., Series A-1, Rev., 6.750%, 06/01/13 (p)	24,889
	Golden State Tobacco Securitization Corp., Asset-Backed,
7,350	Series A-2, Rev., 7.900%, 06/01/13 (p)	8,390
3,305	Series A-4, Rev., 7.800%, 06/01/13 (p)	3,767
	Golden State Tobacco Securitization Corp., Enhanced, Asset-Backed,
1,000	Series B, Rev., 5.000%, 06/01/12 (p)	1,047
5,000	Series B, Rev., AMBAC, 5.000%, 06/01/13 (p)	5,431
5,000	Huntington Park Redevelopment Agency, Capital Appreciation, Junior Lien Tax-Merged, TAN, Zero Coupon, 01/01/19 (p)	4,166
	Los Angeles Unified School District, Election of 1997,
13,455	Series E, GO, NATL-RE, 5.125%, 07/01/12 (p)	14,155
11,755	Series F, GO, FGIC, 5.000%, 07/01/13 (p)	12,863
2,020	Rio Hondo Community College District, Series A, GO, NATL-RE, 5.250%, 08/01/14 (p)	2,308
	San Marcos Public Facilities Authority, CR,
1,000	Rev., Zero Coupon, 01/01/19 (p)	834
2,850	Rev., Zero Coupon, 09/01/19 (p)	2,314
2,000	Solano County, COP, NATL-RE, 5.250%, 11/01/12 (p)	2,137
2,065	State of California, GO, 5.000%, 02/01/14 (p)	2,306
5,215	State of California, Economic Recovery, Series A, GO, 5.000%, 07/01/14 (p)	5,915

		99,569

	Transportation — 0.2%
5,000	Bay Area Governments Association, State Payment Acceleration Notes, Rev., NATL-RE, FGIC, 5.000%, 08/01/17	5,119
2,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F, Rev., 5.000%, 04/01/18	2,258
3,230	Los Angeles Department of Airports, Ontario International, Series A, Rev., AMT, NATL-RE, 4.750%, 05/15/13	3,433

		10,810

	Utility — 0.6%
10,000	California State Department of Water Resources, Power Supply, Series A, Rev., AMBAC, 5.500%, 05/01/12 (p)	10,579
4,180	City of Riverside, Riverside Electric, Rev., AGM, 5.250%, 10/01/11 (p)	4,292
	Long Beach Bond Finance Authority, Natural Gas,
2,500	Series A, Rev., 5.250%, 11/15/21	2,518
9,545	Series A, Rev., 5.250%, 11/15/22	9,511
5,000	Southern California Public Power Authority, San Juan Unit 3, Power Project, Series A, Rev., AGM, 5.500%, 01/01/13	5,356

		32,256

	Water & Sewer — 1.0%
1,840	California State Department of Water Resources, Central Valley Project, Water Systems, Unrefunded Balance, Series J-1, Rev., 7.000%, 12/01/12	2,021
785	City of Long Beach, Water System, Series A, Rev., NATL-RE, 5.750%, 05/01/15	876
5,000	City of Santa Rosa, Capital Appreciation, Series B, Rev., AGM- CR, AMBAC, Zero Coupon, 09/01/23	2,453
	City of Vallejo,
3,010	Rev., NATL-RE, 5.000%, 05/01/22	2,831
3,160	Rev., NATL-RE, 5.000%, 05/01/23	2,924
3,320	Rev., NATL-RE, 5.000%, 05/01/24	3,022
3,490	Rev., NATL-RE, 5.000%, 05/01/25	3,136
10,435	Contra Costa Water District, Series K, Rev., AGM, 5.500%, 10/01/14	10,604
7,560	Los Angeles Wastewater System, Subseries A, Rev., NATL-RE, 4.200%, 06/01/17	7,856
	San Diego Public Facilities Financing Authority,
3,500	Series A, Rev., 5.000%, 05/15/21	3,916
2,165	Series A, Rev., 5.000%, 05/15/22	2,401
6,200	Series A, Rev., 5.000%, 05/15/23	6,808
1,000	San Luis Obispo County Financing Authority, Nacimiento Water Project, Series A, Rev., NATL-RE, 5.000%, 09/01/19	1,087

		49,935

	Total California	602,855

	Colorado — 3.9%
	Certificate of Participation/Lease — 0.1%
5,000	Colorado Higher Education, Capital Construction, COP, 5.250%, 11/01/23	5,393

	Education — 0.1%
2,035	Arapahoe County School District No. 6-Littleton, GO, NATL-RE, FGIC, 5.250%, 12/01/12 (p)	2,183

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Education — Continued
	University of Colorado, Enterprise System,
500	Series A, Rev., 5.500%, 06/01/21	587
1,480	Series A, Rev., 5.500%, 06/01/26	1,641
750	Series A, Rev., 5.750%, 06/01/28	836
250	University of Northern Colorado, Auxiliary Facilities System, Series A, Rev., AGM, 5.000%, 06/01/11	250

		5,497

	General Obligation — 1.6%
23,470	Adams & Arapahoe Joint School District 28J Aurora, GO, 6.250%, 12/01/26	27,442
1,000	Arapahoe County School District No. 5-Cherry Creek, Series B, GO, 6.000%, 12/15/12	1,086
6,845	Denver City & County, Better Denver & Zoo, Series A, GO, 5.250%, 08/01/20	8,165
1,610	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, NATL-RE, FGIC, 5.750%, 12/15/14 (p)	1,884
4,750	Douglas County School District No. Re-1, Douglas & Elbert Counties, Capital Appreciation, Series B, GO, Zero Coupon, 12/15/14	4,438
1,295	Highlands Ranch Metropolitan District, Family and Children’s Fund Bonds, GO, 5.000%, 12/01/12	1,384
	Jefferson County School District R- 001,
18,325	GO, 5.000%, 12/15/20	21,774
9,500	GO, 5.000%, 12/15/22	11,242

		77,415

	Hospital — 0.1%
	Colorado Health Facilities Authority, Boulder Hospital,
1,000	Series B, Rev., NATL-RE, 6.000%, 10/01/12	1,060
710	Series C, Rev., NATL-RE, 6.000%, 10/01/11	721
615	Series C, Rev., NATL-RE, 6.000%, 10/01/12	652
825	Series C, Rev., NATL-RE, 6.000%, 10/01/13	904
585	Series C, Rev., NATL-RE, 6.000%, 10/01/14	657
1,350	Colorado Health Facilities Authority, Denver Options, Inc. Project, Rev., ACA, 5.000%, 02/01/17	1,228

		5,222

	Housing — 0.0% (g)
15	Colorado Housing & Finance Authority, Rev., 5.375%, 08/01/12	15
	Other Revenue — 0.1%
5,000	Denver City & County, Airport, Series B, Rev., 5.500%, 11/15/13 (p)	5,609

	Prerefunded — 1.5%
42,790	Adams County, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 06/01/16 (p)	38,912
17,350	Colorado Housing & Finance Authority, Capital Appreciation, Series A, Rev., Zero Coupon, 09/01/14 (p)	16,622
10,000	Dawson Ridge Metropolitan District No. 1, Series A, GO, Zero Coupon, 10/01/22 (p)	6,747
1,690	Douglas County School District No. Re-1, Douglas & Elbert Counties, Buildings, Series B, GO, AGM, 5.750%, 12/15/12 (p)	1,828
5,000	Regional Transportation District, Fastracks Project, Series A, Rev., AMBAC, 5.000%, 11/01/16 (p)	5,947
	University of Colorado, Enterprise System,
2,250	Series A, Rev., FGIC, 5.000%, 06/01/12 (p)	2,357
1,000	Series B, Rev., FGIC, 5.250%, 06/01/13 (p)	1,095

		73,508

	Transportation — 0.4%
7,675	Colorado Department of Transportation, Series B, Rev., NATL- RE, 5.500%, 06/15/15	8,977
	Denver City & County, Airport,
3,030	Series B, Rev., AMT, NATL-RE, FGIC, 5.000%, 11/15/13	3,272
5,000	Series B, Rev., AMT, NATL-RE, FGIC, 5.000%, 11/15/14	5,433
2,500	Series E, Rev., NATL-RE, FGIC, 5.250%, 11/15/13	2,640

		20,322

	Total Colorado	192,981

	Connecticut — 1.2%
	General Obligation — 0.6%
	State of Connecticut,
7,000	Series A, GO, 5.000%, 04/15/22	7,886
5,000	Series A, GO, 5.000%, 02/15/23	5,641
6,020	Series A, GO, NATL-RE, 5.000%, 03/01/14 (p)	6,733
6,000	Series B, GO, AMBAC, 5.250%, 06/01/20	7,248
3,000	Series C, GO, NATL-RE, FGIC, 5.000%, 04/01/14	3,345
1,000	Town of Newtown, GO, 5.000%, 07/01/21	1,179

		32,032

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Hospital — 0.1%
3,735	Connecticut State Health & Educational Facility Authority, Ascension Health, Series B, Rev., VAR, 3.500%, 02/01/12	3,806

	Housing — 0.1%
	Connecticut Housing Finance Authority, Next Steps 7,
835	Rev., AGM, 5.000%, 06/15/13	909
1,040	Rev., AGM, 5.000%, 06/15/15	1,188
1,200	Rev., AGM, 5.000%, 06/15/16	1,398
1,260	Rev., AGM, 5.000%, 06/15/17	1,474
1,320	Rev., AGM, 5.000%, 06/15/18	1,517

		6,486

	Other Revenue — 0.1%
2,055	Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Programs, Series A, Rev., 5.250%, 11/15/22	2,300
1,000	State of Connecticut, Revolving Fund, Series A, Rev., 5.000%, 01/01/23	1,166

		3,466

	Prerefunded — 0.2%
3,905	City of Waterbury, Series A, GO, AGM, 5.500%, 04/01/12 (p)	4,071
	State of Connecticut,
3,300	Series D, GO, 5.125%, 11/15/11 (p)	3,374
3,355	Series F, GO, NATL-RE, 5.250%, 10/15/13 (p)	3,728

		11,173

	Special Tax — 0.1%
2,250	State of Connecticut, Transportation Infrastructure, Special Tax, Series A, Rev., NATL-RE, FGIC, 5.500%, 10/01/12	2,398

	Transportation — 0.0% (g)
950	State of Connecticut, Transportation Infrastructure, Series B, Rev., NATL- RE-IBC, 6.125%, 09/01/12	984

	Total Connecticut	60,345

	Delaware — 0.3%
	Education — 0.1%
	University of Delaware,
1,500	Series B, Rev., 4.000%, 11/01/13	1,625
1,250	Series B, Rev., 4.000%, 11/01/14	1,382

		3,007

	General Obligation — 0.2%
	State of Delaware,
1,000	Series 2009C, GO, 5.000%, 10/01/25	1,191
4,000	Series B, GO, 5.000%, 07/01/22	4,827
3,710	Series B, GO, 5.000%, 07/01/23	4,463

		10,481

	Total Delaware	13,488

	District of Columbia — 0.5%
	Certificate of Participation/Lease — 0.1%
	District of Columbia,
2,000	COP, NATL-RE, FGIC, 5.000%, 01/01/13	2,104
2,000	COP, NATL-RE, FGIC, 5.250%, 01/01/15	2,197
2,500	COP, NATL-RE, FGIC, 5.250%, 01/01/16	2,785

		7,086

	General Obligation — 0.2%
10,305	District of Columbia, Series A, GO, NATL-RE, 5.500%, 06/01/12 (p)	10,839

	Other Revenue — 0.2%
2,700	District of Columbia Tobacco Settlement Financing Corp., Asset Backed Bonds, Rev., 6.250%, 05/15/24	2,649
5,000	District of Columbia, Tax Refunding, Series A, Rev., 5.000%, 12/01/22	5,718

		8,367

	Total District of Columbia	26,292

	Florida — 3.5%
	Certificate of Participation/Lease — 0.3%
5,000	Lee County School Board, Series A, COP, AGM, 5.000%, 08/01/15	5,353
5,730	Reedy Creek Improvement District, Series 2, Rev., COP, AMBAC, 5.000%, 10/01/15	6,338

		11,691

	Education — 0.2%
9,640	Florida State Board of Education, Lottery, Series A, Rev., AMBAC, 5.000%, 07/01/22	10,252

	General Obligation — 1.2%
	Florida State Board of Education,
9,650	Series A, GO, 5.000%, 06/01/11 (p)	9,747
4,500	Series A, GO, 5.000%, 06/01/23	5,101
10,000	Series A, GO, 5.375%, 06/01/11 (p)	10,100
	Florida State Board of Education, Capital Outlay,
1,250	Series A, GO, 5.000%, 06/01/25	1,388
1,260	Series D, GO, 5.500%, 06/01/18	1,527
4,515	Series E, GO, 5.000%, 06/01/19	5,322
4,740	Series E, GO, 5.000%, 06/01/20	5,594
5,800	Florida State Board of Education, Capital Outlay-2005, Series F, GO, 5.000%, 06/01/20	6,463

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — Continued
	Florida State Board of Education, Public Education, Capital Outlay,
5,000	Series B, GO, 4.750%, 06/01/21	5,386
1,495	Series B, GO, 5.250%, 06/01/12	1,569
	Miami-Dade County,
2,225	Series CC, GO, AMBAC, 7.125%, 10/01/14	2,634
2,095	Series DD, GO, AMBAC, 7.750%, 10/01/18	2,832
3,025	Palm Beach County, Recreation And Cultural Facility, GO, 5.000%, 07/01/21	3,596

		61,259

	Housing — 0.3%
	Florida Housing Finance Corp., Homeowner Mortgage,
5,430	Series A-1, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 07/01/28	5,888
3,635	Series I, Rev., GNMA/FNMA/FHLMC, 5.375%, 01/01/39	3,750
1,750	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	1,885
4,000	Palm Beach County Housing Finance Authority, Multi-Family Mortgage, Country Lake, Rev., VAR, LIQ: FNMA, 4.750%, 06/01/31	4,000

		15,523

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
8,095	Florida State Department of Environmental Protection, Series A, Rev., NATL-RE, 5.125%, 07/01/20	8,455

	Other Revenue — 0.2%
	City of Gulf Breeze, Miami Beach Local Government,
1,435	Series C, Rev., FGIC, 5.000%, 12/01/11	1,445
1,500	Series E, Rev., FGIC, 5.125%, 12/01/15	1,497
2,145	Florida State Board of Education, Lottery, Series A, Rev., AMBAC, 5.000%, 07/01/18	2,359
5,760	Tampa Sports Authority, Sales Tax Payments Stadium Project, Rev., AGM, 5.000%, 01/01/19	6,259

		11,560

	Prerefunded — 0.4%
5,000	Brevard County School Board, COP, AMBAC, 5.000%, 07/01/12 (p)	5,247
7,230	Highlands County Health Facilities Authority, Adventist Sunbelt, Series A, Rev., 6.000%, 11/15/11 (p)	7,489
2,750	Miami-Dade County, Health Facilities Authority, Miami Children’s Hospital, Series A, Rev., AMBAC, 5.625%, 08/15/11 (p)	2,808
5,000	Palm Beach County School Board, Series C, COP, AGM, 5.000%, 08/01/12 (p)	5,274

		20,818

	Special Tax — 0.2%
	City of Port St. Lucie,
1,220	Rev., AGC, 5.000%, 09/01/14	1,338
2,730	Rev., AGC, 5.000%, 09/01/17	3,053
2,770	Rev., AGC, 5.000%, 09/01/19	3,031
775	Miami-Dade County, Subseries B, Rev., NATL-RE, Zero Coupon, 10/01/32	182
	Tallahassee Blueprint 2000 Intergovernmental Agency,
1,500	Rev., NATL-RE, 5.250%, 10/01/18	1,689
2,060	Rev., NATL-RE, 5.250%, 10/01/19	2,308

		11,601

	Transportation — 0.2%
1,000	Florida State Turnpike Authority, Series C, Rev., 5.000%, 07/01/14	1,089
3,700	Miami-Dade County, Miami International Airport, Series D, Rev., AGM, 5.250%, 10/01/26	3,862
2,610	Volusia County, Gas Tax, Rev., AGM, 5.000%, 10/01/15	2,862

		7,813

	Water & Sewer — 0.3%
4,885	Jacksonville Electric Authority, Waste & Sewer System, Series A, Rev., NATL-RE, FGIC, 5.000%, 10/01/17	5,236
8,200	Miami-Dade County, Water & Sewer System, Series B, Rev., AGM, 5.250%, 10/01/16	9,554
985	Sunrise Excise Tax & Special Assessment, Utilities Systems, Series A, Rev., AMBAC, 5.500%, 10/01/15 (f) (i)	1,072

		15,862

	Total Florida	174,834

	Georgia — 2.8%
	Certificate of Participation/Lease — 0.1%
2,850	Gwinnett County Development Authority, Public Schools Project, COP, NATL-RE, 5.250%, 01/01/13	3,049

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — 1.5%
	Barrow County, School District,
2,090	GO, 5.000%, 02/01/24	2,378
2,500	GO, 5.000%, 02/01/25	2,805
2,000	GO, 5.000%, 02/01/26	2,221
1,070	Forsyth County School District, GO, 5.000%, 07/01/12	1,096
2,630	Fulton County School District, GO, 6.375%, 05/01/14	3,037
	Gwinnett County School District,
1,500	GO, 5.000%, 02/01/17 (p)	1,774
4,800	GO, 5.000%, 02/01/18 (p)	5,726
2,000	Peach County, Sales Tax, GO, 5.000%, 07/01/13	2,175
	State of Georgia,
8,480	Series B, GO, 5.000%, 07/01/15	9,812
10,000	Series B, GO, 5.000%, 01/01/20	11,853
6,585	Series C, GO, 5.500%, 07/01/14	7,535
6,000	Series C, GO, 5.500%, 07/01/15	6,809
9,300	Series D, GO, 5.000%, 08/01/13	9,793
7,515	Series G, GO, 5.000%, 10/01/16	8,913

		75,927

	Other Revenue — 0.2%
	Camden County Public Service Authority, St. Mary’s Project,
1,005	Rev., 5.000%, 12/01/21	1,168
1,960	Rev., 5.000%, 12/01/22	2,245
1,000	Rev., 5.000%, 12/01/23	1,127
5,500	Dekalb County, Water & Sewage,
	Series B, Rev., 5.250%, 10/01/26	5,903

		10,443

	Prerefunded — 0.0% (g)
1,350	State of Georgia, Series B, GO, 5.000%, 07/01/13 (p)	1,476

	Special Tax — 0.2%
	Georgia State Road & Tollway Authority, Federal Highway Grant Bonds,
2,465	Series A, Rev., AGM, 5.000%, 06/01/19	2,866
5,000	Series A, Rev., AGM, 5.000%, 06/01/20	5,702
2,500	Metropolitan Atlanta Rapid Transit Authority, Series N, Rev., NATL-RE- IBC-Bank of New York, 6.250%, 07/01/18	2,892

		11,460

	Utility — 0.1%
1,475	Main Street Natural Gas, Inc., Series A, Rev., 5.500%, 09/15/21	1,516

	Water & Sewer — 0.7%
	Cobb County,
6,155	Rev., 5.000%, 07/01/20	7,275
6,565	Rev., 5.000%, 07/01/21	7,662
	De Kalb County, Water & Sewer Authority,
4,800	Series B, Rev., 5.250%, 10/01/22	5,197
8,660	Series B, Rev., 5.250%, 10/01/23	9,339
5,000	Henry County & Henry County Water & Sewerage Authority, Rev., BHAC- CR, AGM-CR, NATL-RE, 5.250%, 02/01/28	5,775

		35,248

	Total Georgia	139,119

	Hawaii — 0.8%
	General Obligation — 0.5%
	State of Hawaii,
3,360	Series DD, GO, NATL-RE, 5.250%, 05/01/22	3,675
1,000	Series DK, GO, 5.000%, 05/01/21	1,142
11,810	Series DR, GO, 5.000%, 06/01/15	13,493
5,000	Series DY, GO, 5.000%, 02/01/19	5,903

		24,213

	Transportation — 0.3%
	State of Hawaii, Highway,
1,195	Rev., 5.000%, 01/01/14	1,318
5,915	Rev., 5.000%, 01/01/20	6,759
520	Rev., 5.250%, 01/01/18	613
5,120	Rev., 5.250%, 01/01/21	5,859
2,450	Rev., 6.000%, 01/01/29	2,754

		17,303

	Total Hawaii	41,516

	Idaho — 0.3%
	Hospital — 0.3%
12,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.000%, 12/01/23	13,592

	Illinois — 4.6%
	Education — 0.2%
6,345	Chicago Board of Education, Capital Appreciation, School Reform, Series B-1, GO, NATL-RE, FGIC, Zero Coupon, 12/01/17	4,812
2,585	Illinois Finance Authority, DePaul University, Series A, Rev., 5.375%, 10/01/15	2,911
	Southwestern Illinois Development Authority, Local Government Program, Triad School District No. 2,
1,000	Rev., NATL-RE, 5.250%, 10/01/19	1,068
1,500	Rev., NATL-RE, 5.250%, 10/01/20	1,592

		10,383

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — 1.8%
6,915	Chicago Board of Education, Series A, GO, NATL-RE, 5.250%, 06/01/13 (p)	7,562
	City of Chicago,
7,500	Series A, GO, AGM, 5.000%, 01/01/20	7,723
10,020	Series J, GO, AMBAC, 5.000%, 12/01/21	10,339
1,000	City of Chicago, Emergency Telephone System, GO, NATL-RE, FGIC, 5.250%, 01/01/15	1,092
4,075	Cook County, Series A, GO, AMBAC, 5.000%, 11/15/14	4,459
	Cook County High School District No. 205-Thornton Township,
1,000	GO, AGC, 5.500%, 12/01/18	1,176
1,000	GO, AGC, 5.500%, 12/01/19	1,152
5,000	Cook County School District No. 122- Oak Lawn, Capital Appreciation, GO, AGM-CR, NATL-RE, Zero Coupon, 12/01/21	2,970
6,650	Du Page County, Forest Preservation District, Series A, GO, 3.500%, 11/01/24	6,453
	Lake County Community High School District No. 124, Grant School Building,
1,355	GO, 5.000%, 12/01/15	1,535
1,080	GO, 5.000%, 12/01/16	1,242
2,985	McHenry County Community Unit School District No. 20, Woodstock School Building, Series A, GO, NATL-RE, FGIC, 8.000%, 01/15/15	3,625
685	Regional Transportation Authority, Series B, GO, AMBAC, 6.400%, 06/01/12	700
	State of Illinois,
4,180	GO, 5.000%, 01/01/20	4,385
4,130	GO, 5.000%, 01/01/21	4,286
8,885	Series A, GO, 5.000%, 03/01/19	9,094
5,530	Town of Cicero, Tax Increment, Series A, GO, XLCA, 5.250%, 01/01/17	5,702
2,195	Village of Bolingbrook, Capital Appreciation, Series C, GO, NATL- RE, Zero Coupon, 01/01/23	1,122
	Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College,
1,645	GO, 5.500%, 06/01/16	1,876
1,250	GO, 5.750%, 06/01/25	1,363
1,000	GO, 5.750%, 06/01/26	1,086
1,000	GO, 5.750%, 06/01/27	1,080
1,000	GO, 5.750%, 06/01/28	1,076
1,650	Winnebago County School District No. 122, Harlem-Loves Park, Capital Appreciation, GO, AGM, Zero Coupon, 01/01/13 (p)	1,634
2,770	Winnebago County School District No. 122, Harlem-Loves Park, Unrefunded Balance, Capital Appreciation, GO, AGM, Zero Coupon, 01/01/13	2,665
4,320	Winnebago County, Public Safety, Alternative Revenue Source, Series A, GO, NATL-RE, 5.000%, 12/30/23	4,481

		89,878

	Hospital — 0.2%
5,000	Illinois Finance Authority, Advocate Health Care, Series A-3, Rev., VAR, 3.875%, 05/01/12	5,150
3,495	Illinois Health Facilities Authority, Advocate Health Care Network, Series
	A, Rev., VAR, 4.375%, 07/01/14	3,750

		8,900

	Other Revenue — 0.6%
	Railsplitter Tobacco Settlement Authority,
5,500	Rev., 5.250%, 06/01/20	5,623
10,000	Rev., 5.250%, 06/01/21	10,031
15,000	Rev., 5.500%, 06/01/23	14,870

		30,524

	Prerefunded — 0.5%
2,130	Chicago Board of Education, Depriest Elementary School Project, Series H, GO, NATL-RE, 5.750%, 12/01/14 (p)	2,491
	Chicago Metropolitan Water Reclamation District-Greater Chicago, Capital Improvement,
10,000	GO, 5.500%, 12/01/12 (p)	10,438
1,000	GO, 7.250%, 12/01/12 (p)	1,102
10,000	Illinois Finance Authority, Northwestern Memorial Hospital, Series A, Rev., 5.250%, 08/15/14 (p)	11,375
1,025	Will County High School District No. 204-Joliet, Limited Tax, GO, AGM, 5.375%, 12/01/11 (p)	1,051

		26,457

	Short Term Note — 0.3%
14,870	State of Illinois, GO, 3.000%, 06/14/11	14,877

	Special Tax — 0.2%
7,730	Regional Transportation Authority, Series B, Rev., NATL-RE, FGIC, 5.375%, 06/01/16	8,065
1,310	State of Illinois, Series P, Rev., 6.500%, 06/15/13	1,371

		9,436

	Transportation — 0.8%
	Chicago O’Hare International Airport, Third Lien,
5,000	Series A, Rev., AGC-ICC, AMBAC, 5.000%, 01/01/22	5,223

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Transportation — Continued
11,955	Series A, Rev., AGC-ICC, FGIC, 5.250%, 01/01/23	12,544
2,145	Chicago Transit Authority, Federal Transit Administration, Section 5307, Series A, Rev., AMBAC, 5.250%, 06/01/13	2,267
13,110	Illinois State Toll Highway Authority, Senior Priority, Series A-1, Rev., AGM, 5.000%, 01/01/24	13,603
4,545	Regional Transportation Authority, Series A, Rev., AMBAC, 6.400%, 06/01/12	4,647

		38,284

	Total Illinois	228,739

	Indiana — 1.0%
	Certificate of Participation/Lease — 0.2%
	Brownsburg 1999 School Building Corp., First Mortgage,
3,000	Series B, Rev., COP, AGM, 5.000%, 07/15/20	3,178
1,630	Series B, Rev., COP, AGM, 5.000%, 07/15/22	1,703
	East Chicago Multi School Building Corp., First Mortgage,
1,100	Rev., COP, 5.000%, 07/15/12	1,154
1,155	Rev., COP, 5.000%, 07/15/13	1,251
990	Rev., COP, 5.000%, 07/15/14	1,097

		8,383

	Education — 0.1%
5,000	Southwest Allen Multi School Building Corp., First Mortgage, Series A, Rev., NATL-RE, 5.000%, 07/15/18	5,319

	Other Revenue — 0.5%
2,000	Indiana Bond Bank, Special Program, Series A, Rev., AGM, 5.000%, 08/01/22	2,154
18,805	Indiana Finance Authority, State Revolving Fund Program, Series C, Rev., 5.000%, 02/01/21	21,888
1,600	Indianapolis Local Public Improvement Bond Bank, Series B, Rev., 6.000%, 01/10/20	1,846

		25,888

	Prerefunded — 0.1%
3,750	Indiana Transportation Finance Authority, Series A, Rev., FGIC, 5.250%, 06/01/14 (p)	4,244
1,500	Indiana Transportation Finance Authority, Airport, Series A, Rev., AMBAC, 6.000%, 11/01/11 (p)	1,535

		5,779

	Transportation — 0.1%
2,280	Indiana Transportation Finance Authority, Highway, Unrefunded Balance, Series A, Rev., AMBAC, 5.750%, 06/01/12	2,341
3,000	Indianapolis Airport Authority, Special Facilities, FedEx Corp. Project, Rev., 5.100%, 01/15/17	3,307

		5,648

	Total Indiana	51,017

	Iowa — 0.3%
	General Obligation — 0.2%
6,850	City of Des Moines, Capital Loan Notes, Series H, GO, 5.000%, 06/01/21	7,860
500	State of Iowa, Vision Special Fund, GO, NATL-RE, 5.500%, 02/15/20	595

		8,455

	Housing — 0.0% (g)
1,415	Iowa Finance Authority, Single Family Mortgage, Mortgage Backed Securities, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/38	1,522

	Prerefunded — 0.1%
1,000	Iowa Higher Education Loan Authority, Wartburg College Project, Rev., ACA, 5.750%, 10/01/12 (p)	1,070
5,000	Tobacco Settlement Authority of Iowa, Tobacco Settlement, Asset-Backed, Series B, Rev., 5.500%, 06/01/11 (p)	5,001

		6,071

	Total Iowa	16,048

	Kansas — 2.4%
	General Obligation — 0.3%
3,180	City of Lenexa, Series C, GO, 5.000%, 09/01/18	3,812
5,000	Johnson County Unified School District 232, Series A, GO, AGM, 5.250%, 09/01/23	5,327
	Junction City, Public Improvements,
1,625	Series DP, GO, AMBAC, 5.000%, 09/01/21	1,726
1,710	Series DP, GO, AMBAC, 5.000%, 09/01/22	1,796
1,715	Series DP, GO, AMBAC, 5.000%, 09/01/23	1,756
1,685	Salina Kans Internal Improvement, Series A, GO, 5.000%, 10/01/12	1,787
825	Sedgwick County Unified School District No. 266-Maize, GO, NATL- RE, 5.000%, 09/01/13	903

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — Continued

		17,107

	Industrial Development Revenue/Pollution
	Control Revenue — 0.1%
5,000	Kansas Development Finance Authority, Kansas Department Commerce Impact Program, Rev., 5.000%, 06/01/14	5,587

	Other Revenue — 0.8%
	Kansas State Department of Transportation,
9,500	Series A, Rev., 5.000%, 09/01/17	11,326
2,500	Series A, Rev., 5.000%, 09/01/18	2,993
7,000	Series A, Rev., 5.000%, 09/01/19	8,386
7,000	Series A, Rev., 5.000%, 09/01/20	8,396
	Kansas Turnpike Authority,
2,000	Series A, Rev., 5.000%, 09/01/21	2,322
3,800	Series A, Rev., 5.000%, 09/01/22	4,348

		37,771

	Prerefunded — 1.2%
5,480	Kansas City, Single Family Mortgage, Municipal Multiplier, Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	5,221
3,225	Labette County, Single Family Mortgage, Capital Accumulator Bonds, Rev., Zero Coupon, 12/01/14 (p)	3,072
24,250	Reno County, Capital Accumulator, Rev., Zero Coupon, 12/01/15 (p)	22,384
25,000	Reno Sedgwick Finney Counties, Capital Accumulator, Rev., NATL-RE, Zero Coupon, 04/01/16 (p)	22,831
6,365	Wyandotte County School District No. 500, GO, AGM, 5.500%, 09/01/12 (p)	6,775

		60,283

	Total Kansas	120,748

	Kentucky — 1.6%
	Certificate of Participation/Lease — 0.3%
1,000	Jefferson County Capital Projects Corp., Lease, Series A, Rev., COP, AGM, 4.250%, 06/01/22	1,042
1,000	Kentucky State Property & Buildings Commission, Rev., COP, 5.375%, 11/01/23	1,103
1,000	Kentucky State Property & Buildings Commission, Project No. 71, Rev., COP, NATL-RE-IBC, 5.500%, 08/01/12	1,056
1,000	Kentucky State Property & Buildings Commission, Project No. 76, Rev., COP, AMBAC, 5.500%, 08/01/20	1,181
1,500	Kentucky State Property & Buildings Commission, Project No. 82, Rev., COP, AGM, 5.250%, 10/01/18	1,754
	Kentucky State Property & Buildings Commission, Project No. 84,
1,000	Rev., COP, NATL-RE, 5.000%, 08/01/21	1,136
1,175	Rev., COP, NATL-RE, 5.000%, 08/01/22	1,326
	Kentucky State Property & Buildings Commission, Project No. 87,
1,000	Rev., COP, NATL-RE, FGIC, 5.000%, 03/01/19	1,109
2,250	Rev., COP, NATL-RE, FGIC, 5.000%, 03/01/20	2,467
1,500	Kentucky State Property & Buildings Commission, Project No. 89, Rev., COP, AGM, 5.000%, 11/01/21	1,652
	Kentucky State Property & Buildings Commission, Road Fund, Project No. 73,
1,335	Rev., COP, 5.250%, 11/01/11 (p)	1,362
1,000	Rev., COP, 5.500%, 11/01/11 (p)	1,021

		16,209

	Education — 0.1%
2,160	Jefferson County, School District Finance Corp., School Building, Series A, Rev., AGM, 4.500%, 07/01/21	2,291
	Kentucky Asset Liability Commission, University of Kentucky Project,
1,500	Series A, Rev., AMBAC, 4.000%, 10/01/16	1,668
1,500	Series A, Rev., AMBAC, 5.000%, 10/01/18	1,717
1,060	Oldham County, School District Finance Corp., Rev., NATL-RE, 5.000%, 05/01/16	1,150

		6,826

	General Obligation — 0.0% (g)
1,000	Lexington-Fayette County, Urban County Government, Series D, GO, NATL-RE, 4.000%, 05/01/18	1,092

	Hospital — 0.0% (g)
1,000	Kentucky Asset Liability Commission, University of Kentucky Project, Series B, Rev., 5.000%, 10/01/20	1,111

	Housing — 0.0% (g)
505	Greater Kentucky Housing Assistance Corp., Mortgage, Multi-Family Housing, Section 8 Assisted, Series A, Rev., FHA, 5.900%, 02/01/14	507

	Other Revenue — 0.3%
	Kentucky Turnpike Authority, Economic Development, Revitalization Projects,
6,915	Series A, Rev., 5.000%, 07/01/18	8,100
5,145	Series A, Rev., 5.000%, 07/01/27	5,533

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — Continued

		13,633

	Prerefunded — 0.2%
1,000	Kentucky State Property & Buildings Commission, Project No. 77, Rev., COP, NATL-RE, 5.250%, 08/01/13 (p)	1,103
6,500	Kentucky State Property & Buildings Commission, Project No. 79, Rev., COP, NATL-RE, 5.125%, 10/01/13 (p)	7,193
500	Kentucky State Property & Buildings Commission, Project No. 85, Rev., COP, AGM, 5.000%, 08/01/15 (p)	582

		8,878

	Transportation — 0.1%
1,000	Kentucky Turnpike Authority, Series B, Rev., AMBAC, 5.000%, 07/01/16	1,165
1,000	Louisville & Jefferson County, Regional Airport Authority, Series A, Rev., AGM, 5.750%, 07/01/11 (p)	1,014
	Louisville Regional Airport Authority,
1,000	Rev., AMBAC, 5.000%, 07/01/20	1,025
1,000	Rev., AMBAC, 5.000%, 07/01/21	1,018

		4,222

	Utility — 0.1%
2,900	Kentucky Municipal Power Agency, Prairie State Project, Series A, Rev., NATL-RE, 5.250%, 09/01/22	3,133

	Water & Sewer — 0.5%
1,000	Lexington-Fayette County, Urban County Government, Sewer System, Series A, Rev., 5.000%, 07/01/11 (p)	1,014
	Louisville & Jefferson County, Metro Government Board of Water Works,
1,495	Rev., 5.000%, 11/15/16	1,774
12,720	Series A, Rev., 4.000%, 11/15/13	13,786
4,170	Series A, Rev., 5.000%, 11/15/19	5,000
	Louisville & Jefferson County, Metropolitan Sewer District,
1,500	Series A, Rev., AGC, 5.000%, 05/15/22	1,664
1,000	Series A, Rev., AMBAC, 5.000%, 05/15/18	1,113

		24,351

	Total Kentucky	79,962

	Louisiana — 2.3%
	Education — 0.0% (g)
1,000	Calcasieu Parish Public Trust Authority, Student Lease, McNeese Student Housing Project, Rev., NATL- RE, 5.375%, 05/01/16	1,012

	General Obligation — 0.2%
1,125	Calcasieu Parish School District No. 30, Public School Improvement, GO, AGM, 5.000%, 02/15/12 (p)	1,163
1,665	City of New Orleans, Capital Appreciation, GO, AMBAC, Zero Coupon, 09/01/17 (f) (i)	1,240
1,000	City of Shreveport, GO, AGM, 4.000%, 04/01/18	1,099
1,000	St. Tammany Parishwide School District No. 12, GO, AGC, 5.000%, 03/01/18	1,170
	State of Louisiana,
1,000	Series A, GO, NATL-RE, FGIC, 5.500%, 05/15/15	1,004
3,500	Series B, GO, NATL-RE, 5.625%, 08/01/13	3,882
1,500	Series C, GO, AGM, 5.000%, 05/01/17	1,727

		11,285

	Hospital — 0.1%
1,475	Louisiana Public Facilities Authority, Hospital, Franciscan Missionaries, Series A, Rev., AGM, 5.500%, 07/01/12	1,540
1,000	Louisiana Public Facilities Authority, Hospital, Women’s Foundation Project, Rev., NATL-RE, FGIC, 5.000%, 04/01/15 (p)	1,143

		2,683

	Housing — 0.1%
553	East Baton Rouge Mortgage Finance Authority, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	602
1,870	Louisiana Housing Finance Agency, Homeowenership Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.125%, 06/01/41	2,014

		2,616

	Other Revenue — 0.3%
	Louisiana Local Government Environmental Facilities & Community Development Authority, Capital Projects & Equipment Acquisition,
3,000	Rev., AMBAC, 5.250%, 12/01/18	3,046
3,500	Series A, Rev., AMBAC, 6.300%, 07/01/30	3,442
1,775	Louisiana Local Government
	Environmental Facilities & Community Development Authority, Lake Charles Public Improvement Project, Rev., AMBAC, 5.000%, 05/01/19	1,931

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — Continued
1,000	Louisiana Public Facilities Authority, Hurricane Recovery Program, Rev., AMBAC, 5.000%, 06/01/18	1,081
5,000	State of Louisiana, Gas & Fuel Tax Revenue, Second Lien, Series A, Rev., VAR, 0.930%, 06/01/13	5,005

		14,505

	Prerefunded — 0.9%
4,300	City of New Orleans, Home Mortgage Authority, Compound Interest, Series A, Rev., NATL-RE, Zero Coupon, 10/01/15 (p)	3,960
18,000	Louisiana Public Facilities Authority, CR, Series B, Rev., Zero Coupon, 12/01/19 (p)	13,864
18,000	Louisiana Public Facilities Authority, CR, Multi-Family Housing, Series A, Rev., Zero Coupon, 02/01/20 (p)	13,681
11,440	Parish of East Baton Rouge, Public Improvement, Series ST, Rev., NATL- RE, 5.000%, 02/01/13 (p)	12,419
1,265	State of Louisiana, Series A, GO, AMBAC, 5.000%, 10/15/14 (p)	1,446

		45,370

	Special Tax — 0.6%
4,500	Jefferson County, Sales Tax District, Rev., AMBAC, 5.000%, 12/01/19	4,836
1,000	Jefferson Sales Tax District, Rev., AMBAC, 5.000%, 12/01/22	1,050
2,000	Lafayette Parish School Board, Public Schools, Rev., AGM, 5.000%, 04/01/14	2,224
	Louisiana Local Government Environmental Facilities & Community Development Authority, Livingston Parish Road Project,
3,495	Rev., AMBAC, 5.000%, 03/01/18	3,710
3,565	Rev., AMBAC, 5.000%, 03/01/19	3,740
2,500	Parish of East Baton Rouge, Public Improvement, Series A, Rev., AMBAC, 5.000%, 02/01/22	2,626
	Parish of East Baton Rouge, Road and Street Improvements,
4,395	Rev., AGC, 5.000%, 08/01/20	5,006
2,125	Rev., AGC, 5.000%, 08/01/21	2,391
2,000	Rev., AGC, 5.000%, 08/01/22	2,222
3,490	Rev., AGC, 5.250%, 08/01/19	4,132

		31,937

	Transportation — 0.1%
885	Caddo-Bossier Parishes Board Commission, Limited Tax, Rev., AGC, 4.000%, 03/01/14	955
1,275	Louisiana Local Government Environmental Facilities & Community Development Authority, Shreveport Airport Systems, Series B, Rev., AMT, AGM, 5.625%, 01/01/20	1,403

		2,358

	Utility — 0.0% (g)
1,500	Louisiana Energy & Power Authority, Rev., AGM, 5.750%, 01/01/13	1,621

	Total Louisiana	113,387

	Maine — 0.1%
	Prerefunded — 0.1%
2,665	Maine Municipal Bond Bank, Series D, Rev., 5.125%, 11/01/11 (p)	2,719

	Maryland — 2.2%
	Education — 0.1%
4,785	University of Maryland, Auxiliary Facilities & Tuition System, Series A, Rev., 5.000%, 04/01/19	5,738

	General Obligation — 1.4%
5,500	Harford County, Public Improvement, GO, 5.000%, 07/01/14	6,199
	Montgomery County, Public Improvements, CONS,
8,175	Series A, GO, 5.000%, 05/01/14	9,181
15,570	Series A, GO, 5.000%, 11/01/16	18,531
10,000	State of Maryland, Capital Improvement, Series A, GO, 5.250%, 02/15/14	11,220
1,500	State of Maryland, State & Local Facilities Loan, Series B, GO, 5.000%, 08/01/13	1,647
12,945	State of Maryland, State & Local Facilities Loan, Second Series, GO, 5.000%, 08/01/15	15,010
5,000	State of Maryland, State Local Facilities, GO, 5.000%, 03/01/21	5,927

		67,715

	Prerefunded — 0.2%
8,000	State of Maryland, State & Local Facilities Loan, Second Series, GO, 5.000%, 08/01/13 (p)	8,781

	Private Placement — 0.1%
4,344	State of Maryland, Rev., 5.187%, 07/01/16 (f) (i)	4,441

	Transportation — 0.4%
	Maryland State Department of Transportation County Transportation,
2,780	Rev., 5.000%, 06/15/15	3,204
2,915	Rev., 5.000%, 06/15/16	3,433

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Transportation — Continued
3,060	Rev., 5.000%, 06/15/17	3,633
10,000	Maryland State Transportation Authority, Rev., 5.000%, 03/01/18	11,674

		21,944

	Total Maryland	108,619

	Massachusetts — 2.9%
	Certificate of Participation/Lease — 0.4%
5,000	Massachusetts Bay Transportation Authority, Series A, Rev., COP, 5.250%, 07/01/29	5,757
10,530	Massachusetts Bay Transportation Authority, Assessment, Series A, Rev., COP, 5.250%, 07/01/27	12,340

		18,097

	Education — 0.1%
1,500	Massachusetts Development Finance Agency, Holy Cross College, Series B, Rev., 5.000%, 09/01/26	1,604
4,070	Massachusetts Health & Educational Facilities Authority, Institute Of Technology, Series M, Rev., 5.250%, 07/01/25	4,930

		6,534

	General Obligation — 0.5%
1,365	City of Brockton, GO, AGM, 4.500%, 04/01/14	1,505
10,000	Commonwealth of Massachusetts, Series B, GO, 5.250%, 08/01/23	11,966
	Commonwealth of Massachusetts, Consolidated Lien,
1,000	Series A, GO, 5.000%, 08/01/22	1,124
1,000	Series D, GO, 5.000%, 08/01/17	1,157
5,000	Series E, GO, AMBAC, 5.000%, 11/01/25	5,777
1,500	Commonwealth of Massachusetts, Unrefunded Balance, Series C, GO, AGM, 5.500%, 11/01/15	1,771

		23,300

	Housing — 0.1%
	Boston Housing Authority,
615	Rev., AGM, 4.500%, 04/01/26	590
3,260	Rev., AGM, 5.000%, 04/01/24	3,350

		3,940

	Other Revenue — 0.1%
3,110	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/24	3,703

	Prerefunded — 1.3%
	Commonwealth of Massachusetts, Consolidated Lien,
3,200	Series C, GO, 5.250%, 08/01/13 (p)	3,525
4,200	Series C, GO, 5.250%, 09/01/15 (p)	4,932
7,000	Series D, GO, 5.000%, 10/01/13 (p)	7,720
7,560	Series D, GO, NATL-RE, 5.250%, 11/01/11 (p)	7,716
2,115	Series D, GO, NATL-RE, 5.500%, 11/01/11 (p)	2,161
5,000	Series E, GO, AMBAC, 5.000%, 11/01/16 (p)	5,961
5,000	Commonwealth of Massachusetts, Special Obligation, Rev., FGIC, 5.000%, 01/01/14 (p)	5,533
4,845	Massachusetts State Turnpike Authority, Series A, Rev., 5.000%, 01/01/13 (p)	5,060
2,000	Massachusetts Water Resources Authority, Series A, Rev., AGM, 5.500%, 08/01/13 (p)	2,217
	University of Massachusetts Building Authority Project,
8,250	Series 04-1, Rev., AMBAC, 5.375%, 11/01/14 (p)	9,488
11,645	Series 4-A, Rev., NATL-RE, 5.125%, 11/01/14 (p)	13,370

		67,683

	Special Tax — 0.1%
2,250	Massachusetts Bay Transportation Authority, Assessment, Series A, Rev., 5.250%, 07/01/25	2,656
2,795	Massachusetts Bay Transportation Authority, Capital Appreciation, Series A-2, Rev., Zero Coupon, 07/01/21	1,868

		4,524

	Transportation — 0.1%
3,805	Commonwealth of Massachusetts, Federal Highway, Capital Appreciation, Series A, Rev., Zero Coupon, 06/15/15 (p)	3,570
2,045	Massachusetts Bay Transportation Authority, General Transportation System, Series A, Rev., NATL-RE, 5.500%, 03/01/14	2,303

		5,873

	Water & Sewer — 0.2%
	Massachusetts Water Resources Authority,
5,030	Series A, Rev., NATL-RE, 5.250%, 08/01/16	5,979
2,850	Series C, Rev., NATL-RE, FGIC- TCRS, 5.250%, 12/01/15	3,161

		9,140

	Total Massachusetts	142,794

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Michigan — 1.7%
	Certificate of Participation/Lease — 0.1%
2,355	Michigan State Building Authority, Facilities Program, Series I, Rev., COP, 5.500%, 10/15/12	2,392

	Education — 0.1%
3,915	University of Michigan, Series A, Rev., 5.000%, 04/01/20	4,572

	General Obligation — 0.4%
	Kalamazoo Public Schools,
1,410	GO, AGC, Q-SBLF, 5.000%, 05/01/15	1,575
310	GO, AGC, Q-SBLF, 5.000%, 05/01/16	352
	Wyoming Public Schools,
1,770	GO, AGM, Q-SBLF, 5.000%, 05/01/17	1,959
1,895	GO, AGM, Q-SBLF, 5.000%, 05/01/18	2,076
1,670	GO, AGM, Q-SBLF, 5.000%, 05/01/19	1,819
1,895	GO, AGM, Q-SBLF, 5.000%, 05/01/20	2,032
1,900	GO, AGM, Q-SBLF, 5.000%, 05/01/21	2,014
	Ypsilanti School District,
1,930	GO, AGC, Q-SBLF, 4.000%, 05/01/15	2,077
2,045	GO, AGC, Q-SBLF, 5.000%, 05/01/16	2,312
1,000	GO, AGC, Q-SBLF, 5.000%, 05/01/18	1,131

		17,347

	Hospital — 0.1%
7,000	Kent Hospital Finance Authority, Spectrum Health, Series A, Rev., VAR, 5.000%, 01/15/12	7,187

	Housing — 0.0% (g)
241	Michigan State Housing Development Authority, Huntley Villas Apartments, Series A, Rev., GNMA COLL, 4.800%, 08/20/12	249

	Other Revenue — 0.1%
5,935	City of Grand Rapids, Sewer System, Series A, Rev., BHAC-CR, AGM-CR, FGIC, 5.500%, 01/01/22	7,018

	Prerefunded — 0.1%
3,175	Clarkston Community Schools, GO, Q-SBLF, 5.375%, 05/01/13 (p)	3,468
145	Michigan State Building Authority, Facilities Program, Series I, Rev., 5.500%, 10/15/11 (p)	148
1,685	Michigan State Hospital Finance Authority, Henry Ford Health Systems, Rev., AMBAC, 6.000%, 09/01/11 (p)	1,709

		5,325

	Special Tax — 0.2%
10,750	State of Michigan, Trunk Line, Series A, Rev., 5.250%, 11/01/13	11,798

	Utility — 0.0% (g)
1,445	Lansing Board of Water & Light, Series A, Rev., 5.000%, 07/01/19	1,614

	Water & Sewer — 0.6%
	City of Detroit, Sewer Systems, Senior Lien,
3,650	Series C, Rev., NATL-RE, FGIC, 5.000%, 07/01/18	3,885
1,900	Series C, Rev., NATL-RE, FGIC, 5.250%, 07/01/16	2,108
8,000	Detroit Sewer Disposal Revenue, Second Lien, Series B, Rev., AGC- ICC, FGIC, 5.500%, 07/01/29	8,462
	Michigan Municipal Bond Authority, Clean Water State Revolving Fund,
3,000	Rev., 5.375%, 10/01/19	3,162
10,400	Rev., 5.500%, 10/01/14	11,962

		29,579

	Total Michigan	87,081

	Minnesota — 1.4%
	General Obligation — 1.0%
	State of Minnesota,
5,790	GO, AGM, 5.000%, 08/01/13 (p)	6,340
6,585	Series C, GO, 5.000%, 08/01/14	7,454
10,000	Series C, GO, 5.000%, 08/01/15	11,595
	State of Minnesota, Various Purpose,
10,000	Series F, GO, 5.000%, 08/01/20	12,062
10,000	Series H, GO, 5.000%, 11/01/19	12,056

		49,507

	Prerefunded — 0.3%
	University of Minnesota,
6,000	Series A, Rev., 5.750%, 07/01/11 (p)	6,028
8,000	Series A, Rev., 5.750%, 07/01/15 (p)	9,349

		15,377

	Utility — 0.1%
1,000	Minnesota Municipal Power Agency, Series A, Rev., 5.250%, 10/01/19	1,068
3,415	State of Minnesota, Public Safety Radio Communication System, Rev., NATL-RE, 5.000%, 06/01/15	3,939

		5,007

	Total Minnesota	69,891

	Mississippi — 1.0%
	General Obligation — 0.1%
2,000	State of Mississippi, GO, 5.750%, 12/01/12	2,159

	Other Revenue — 0.1%
	Mississippi Development Bank Special
	Obligation,
1,250	Rev., 5.000%, 01/01/12 (p)	1,284
1,395	Rev., 5.000%, 01/01/13 (p)	1,493

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — Continued
1,465	Rev., 5.000%, 01/01/14	1,597

		4,374

	Prerefunded — 0.8%
2,635	Mississippi Home Corp., Single Family Mortgage, Series A-2, Rev., GNMA/FNMA/FHLMC FHA/VA GTD, 5.000%, 12/01/39 (p)	2,829
34,500	Mississippi Housing Finance Corp., Capital Appreciation, Rev., Zero Coupon, 09/15/16 (p)	31,259
7,945	Mississippi Housing Finance Corp., Short Term Appreciation, Rev., Zero Coupon, 06/01/15 (p)	7,458

		41,546

	Total Mississippi	48,079

	Missouri — 2.0%
	General Obligation — 0.1%
1,600	Cass County Reorganized School District No. R-2-Raymore, GO, 5.000%, 03/01/21	1,769
620	City of Kansas, Refunding & Improvement, Series A, GO, 5.000%, 02/01/23	717
	Clay County Public School District No. 53 Liberty, Direct Deposit Program, Unrefunded Balance,
515	GO, AGM, 5.250%, 03/01/22	558
400	GO, AGM, 5.250%, 03/01/23	433
1,000	St. Louis County Reorganized School District No. R-6, GO, AGM, 5.000%, 02/01/14	1,113

		4,590

	Housing — 0.1%
955	Missouri Housing Development Commission, Home Ownership Loan Program, Series E-1, Rev., FHLMC, 5.000%, 11/01/27	1,035
815	Missouri Housing Development Commission, Homeowner Loan Program, Series A, Rev., GNMA/FNMA/COLL, 5.000%, 09/01/39	865
	Missouri Housing Development Commission, Homeowner Loan Program, Multi-Family Housing,
105	Series III, Rev., FHA, 4.700%, 12/01/11	107
115	Series III, Rev., FHA, 4.800%, 12/01/12	117
	Missouri Housing Development Commission, Homeowner Loan Program, Single Family Mortgage,
2,525	Series B-1, Rev., AMT, GNMA/FNMA/COLL, 5.375%, 09/01/34	2,597
1,605	Series C-1, Rev., AMT, GNMA/FNMA, 4.800%, 09/01/34	1,627

		6,348

	Other Revenue — 0.9%
16,815	Missouri Highway & Transportation Commission, Senior Lien, Series C, Rev., 5.000%, 02/01/22	20,229
	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funds,
3,645	Series B, Rev., 5.000%, 07/01/22	4,283
3,740	Series B, Rev., 5.000%, 07/01/24	4,278
3,970	Series B, Rev., 5.000%, 07/01/27	4,417
4,055	Series B, Rev., 5.000%, 07/01/28	4,477
3,905	Series B, Rev., 5.000%, 07/01/29	4,282
2,050	Series B, Rev., 5.000%, 07/01/30	2,234

		44,200

	Prerefunded — 0.2%
	Clay County Public School District No. 53 Liberty, Direct Deposit Program,
2,685	GO, AGM, 5.250%, 03/01/22 (p)	3,021
2,100	GO, AGM, 5.250%, 03/01/23 (p)	2,363
4,000	Missouri State Health & Educational Facilities Authority, BJC Health System, Series A, Rev., 6.750%, 05/15/12 (p)	4,217

		9,601

	Transportation — 0.4%
	Missouri Highway & Transportation
	Commission, Federal Reimbursement,
3,730	Series A, Rev., 5.000%, 05/01/16	4,386
4,065	Series A, Rev., 5.000%, 05/01/20	4,789
2,935	Missouri State Highways & Transit Commission, Second Lien, Rev., 5.250%, 05/01/19	3,428
7,985	Missouri State Highways & Transit Commission, Senior Lien, Rev., 5.000%, 02/01/21	8,985

		21,588

	Water & Sewer — 0.3%
	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program,
5,000	Series A, Rev., 5.000%, 01/01/16	5,833
8,000	Series A, Rev., 5.000%, 01/01/20	9,584

		15,417

	Total Missouri	101,744

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Montana — 0.1%
	Transportation — 0.1%
	Montana Department of Transportation, Highway 93 Construction,
1,600	Rev., GAN, 5.000%, 06/01/21	1,801
1,500	Rev., GAN, 5.000%, 06/01/23	1,651

		3,452

	Total Montana	3,452

	Nebraska — 0.5%
	General Obligation — 0.4%
5,000	City of Omaha, Omaha Convention Centre/Arena, GO, 5.250%, 04/01/24	6,035
	Douglas County School District No. 17,
4,075	GO, 5.500%, 06/15/15	4,773
3,490	GO, 6.000%, 06/15/12	3,696
3,855	GO, 6.000%, 06/15/14	4,440

		18,944

	Utility — 0.1%
5,000	City of Lincoln, Electrical Systems, Rev., 5.000%, 09/01/12	5,293
2,500	Nebraska Public Power District, Series C, Rev., NATL-RE, FGIC, 5.000%, 01/01/17	2,814

		8,107

	Total Nebraska	27,051

	Nevada — 0.2%
	Prerefunded — 0.1%
2,750	Clark County School District, Series D, GO, NATL-RE, 5.000%, 12/15/13 (p)	3,048

	Water & Sewer — 0.1%
5,135	Truckee Meadows Water Authority, Rev., 5.000%, 07/01/13	5,558

	Total Nevada	8,606

	New Hampshire — 0.1%
	Education — 0.0% (g)
705	New Hampshire Health & Education Facilities Authority, University System, Unrefunded Balance, Rev., AMBAC, 5.500%, 07/01/14	715

	Transportation — 0.1%
2,950	New Hampshire State Turnpike System, Rev., AMBAC, 5.000%, 02/01/18	3,095

	Total New Hampshire	3,810

	New Jersey — 3.7%
	Certificate of Participation/Lease — 0.3%
9,400	New Jersey State Transit Corp., Federal Transit Administration Grants, Series A, COP, NATL-RE, FGIC, 5.000%, 09/15/16	10,091
	State of New Jersey, Equipment Lease Purchase,
2,500	Series A, COP, 5.000%, 06/15/20	2,618
3,300	Series A, COP, 5.000%, 06/15/21	3,417

		16,126

	Education — 0.6%
	New Jersey EDA, School Facilities Construction,
7,500	Rev., VAR, AGM, 5.000%, 09/01/14	8,110
4,000	Series O, Rev., 5.000%, 03/01/18	4,235
7,750	Series P, Rev., 5.250%, 09/01/21	8,098
4,000	New Jersey Higher Education Assistance Authority, Series A, Rev., 5.000%, 06/01/15	4,394
5,000	New Jersey State Educational Facilities Authority, Princeton University, Series D, Rev., 5.250%, 07/01/17	6,040

		30,877

	General Obligation — 0.2%
	City of Harrison,
1,195	Series A, GO, AGM, Zero Coupon, 06/01/15	1,107
2,700	Series A, GO, AGM, Zero Coupon, 06/01/16	2,408
2,430	City of Jersey City, Public Improvement, Series A, GO, NATL- RE, 5.250%, 09/01/17	2,616
	Freehold Regional High School District,
1,000	GO, NATL-RE, FGIC, 5.000%, 03/01/18	1,165
890	GO, NATL-RE, FGIC, 5.000%, 03/01/19	1,036
145	Lindenwold Boro School District, GO, NATL-RE, 5.000%, 06/01/14	162

		8,494

	Industrial Development Revenue/Pollution
	Control Revenue — 0.1%
4,000	New Jersey EDA, Cigarette Tax, Rev., AGC-ICC, 5.375%, 06/15/14	4,222

	Other Revenue — 1.1%
	Garden State Preservation Trust, 2005,
6,000	Series A, Rev., AGM, 5.800%, 11/01/17	7,084
10,000	Series A, Rev., AGM, 5.800%, 11/01/20	11,556
8,000	Series A, Rev., AGM, 5.800%, 11/01/21	9,245

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — Continued
8,000	Series A, Rev., AGM, 5.800%, 11/01/23	9,176
14,895	New Jersey EDA, Motor Vehicles, Series A, Rev., NATL-RE, 5.250%, 07/01/16	16,134
50	New Jersey Transportation Trust Fund Authority, Transportation Systems, Series A, Rev., 5.750%, 06/15/16 (p)	61
	New Jersey Transportation Trust Fund Authority, Transportation Systems, Unrefunded Balance,
1,730	Series A, Rev., 5.750%, 06/15/16	1,995
1,000	Series D, Rev., AMBAC, 5.000%, 06/15/18	1,070

		56,321

	Prerefunded — 0.8%
2,385	New Jersey Economic Development Authority, Kapkowski Road Landfill, Series A, Rev., 6.375%, 05/15/14 (p)	2,770
3,350	New Jersey EDA, Kapkowski Road Landfill, Series A, Rev., 6.375%, 05/15/14 (p)	3,891
	New Jersey State Turnpike Authority,
850	Rev., 5.700%, 05/01/13 (p)	902
6,025	Series C, Rev., AMBAC, TCRS-Bank of New York, 6.500%, 01/01/16 (p)	6,734
	New Jersey Transportation Trust Fund Authority, Transportation Systems,
4,570	Series A, Rev., 5.750%, 06/15/15 (p)	5,432
2,395	Series B, Rev., NATL-RE, 6.000%, 12/15/11 (p)	2,469
11,085	Series C, Rev., 5.500%, 06/15/13 (p)	12,207
5,330	Series D, Rev., AGM, 5.000%, 06/15/15 (p)	6,177

		40,582

	Special Tax — 0.2%
10,000	New Jersey Transportation Trust Fund Authority, Transportation Systems, Series B, Rev., NATL-RE, FGIC, 5.250%, 12/15/14	11,154

	Transportation — 0.3%
	New Jersey Transportation Trust Fund Authority, Transportation Systems,
5,000	Series B, Rev., AMBAC, 5.250%, 12/15/22	5,411
6,670	Series D, Rev., AGM, 5.000%, 06/15/19	7,120

		12,531

	Water & Sewer — 0.1%
	Sussex County Municipal Utilities Authority, Capital Appreciation,
1,290	Series B, Rev., AGM, Zero Coupon, 12/01/15	1,175
1,345	Series B, Rev., AGM, Zero Coupon, 12/01/16	1,180
1,510	Series B, Rev., AGM, Zero Coupon, 12/01/17	1,240
1,610	Series B, Rev., AGM, Zero Coupon, 12/01/18	1,252
1,845	Series B, Rev., AGM, Zero Coupon, 12/01/19	1,355

		6,202

	Total New Jersey	186,509

	New Mexico — 1.6%
	Education — 0.3%
10,525	State of New Mexico, Severance Tax Supplemental, Series B, Rev., 5.000%, 07/01/18	12,521

	General Obligation — 0.1%
2,155	Albuquerque Municipal School District No. 12, Series C, GO, 5.000%, 08/01/14	2,434

	Housing — 0.2%
	New Mexico Mortgage Finance
	Authority, Single Family Mortgage,
950	I-B-2 Class Shares, Rev., GNMA/FNMA/FHLMC, 5.650%, 09/01/39	1,042
2,615	I-C-2 Class Shares, Rev., GNMA/FNMA/FHLMC COLL, 5.700%, 09/01/40	2,856
3,255	Series D, Class I, Rev., GNMA/FNMA/FHLMC, 5.350%, 09/01/40	3,545
675	New Mexico Mortgage Finance Authority, Single Family Mortgage Program, Series D, Rev., AMT, GNMA/FNMA/FHLMC COLL, 6.125%, 09/01/33	708

		8,151

	Industrial Development Revenue/Pollution
	Control Revenue — 0.0% (g)
1,010	Bernalillo County, Series B, Rev., NATL-RE-IBC, 5.700%, 04/01/27	1,179

	Other Revenue — 0.4%
	New Mexico Finance Authority,
	Senior Lien, Public Project Revolving,
1,775	Series B, Rev., 5.000%, 06/01/20	2,035
1,645	Series B, Rev., 5.000%, 06/01/21	1,860
1,890	Series B, Rev., 5.000%, 06/01/26	2,030
2,050	Series B, Rev., 5.000%, 06/01/28	2,175
10,000	New Mexico Finance Authority, State Transportation Senior Lien, Rev., 5.000%, 06/15/20	11,954
1,500	New Mexico Finance Authority, Sub Lien, Series A-2, Rev., 5.000%, 12/15/21	1,745

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — Continued

		21,799

	Special Tax — 0.5%
	State of New Mexico, Severance Tax,
26,275	Series A, Rev., 4.000%, 07/01/12 (p)	27,334

		27,334

	Transportation — 0.1%
6,000	New Mexico Finance Authority, Senior Lien, Series A, Rev., NATL- RE, 5.250%, 06/15/14 (p)	6,822

	Total New Mexico	80,240

	New York — 11.6%
	Certificate of Participation/Lease — 0.4%
3,835	Erie County Industrial Development Agency, City of Buffalo Project, Rev., COP, AGM, 5.000%, 05/01/13	4,133
6,590	New York City Transitional Finance Authority, Future Tax Secured, Series B, Rev., COP, 5.000%, 08/01/28	6,782
3,925	New York State Dormitory Authority, State University Educational Facilities, Series A, Rev., COP, NATL-RE, FGIC-TCRS, 5.500%, 05/15/13	4,092
5,000	New York State Urban Development Corp., Service Contract, Series B, Rev., COP, 5.250%, 01/01/25	5,382
1,000	New York State Urban Development Corp., State Facilities, Rev., COP, 5.600%, 04/01/15	1,092

		21,481

	Education — 1.0%
2,000	New York City Transitional Finance Authority, Fiscal Year 2009, Series S- 4, Rev., 5.500%, 01/15/39	2,098
5,035	New York State Dormitory Authority, City University Systems, 4th Generation, Series A, Rev., FGIC- TCRS, 5.250%, 07/01/13	5,449
7,825	New York State Dormitory Authority, City University Systems, 5th Generation, Series B, Rev., 5.000%, 07/01/18	8,967
	New York State Dormitory Authority, Education,
5,000	Series A, Rev., 5.000%, 03/15/21	5,631
5,000	Series A, Rev., 5.000%, 03/15/24	5,534
10,000	Series D, Rev., 5.000%, 03/15/17	11,557
1,825	New York State Dormitory Authority, Siena College, Rev., NATL-RE, 5.000%, 07/01/22	1,913
2,370	New York State Dormitory Authority, St. John’s University, Series C, Rev., NATL-RE, 5.250%, 07/01/20	2,693
5,000	New York State Dormitory Authority, State University Educational Facilities, Series F, Rev., AGM, 5.000%, 03/15/14	5,570

		49,412

	General Obligation — 0.6%
100	Brockport Central School District, GO, NATL-RE, FGIC, 5.750%, 06/15/18	118
	Farmingdale Union Free School District,
420	GO, 4.000%, 07/15/14	460
225	GO, 5.000%, 07/15/16	264
80	New York City, Series E, GO, 5.750%, 08/01/12 (p)	85
2,000	Series E, GO, NATL-RE-IBC, 5.750%, 08/01/12	2,121
5,000	Series G, GO, 5.000%, 08/01/14	5,585
8,000	Series H, GO, NATL-RE-IBC, 5.000%, 08/01/17	8,833
4,000	Series J, Subseries J-1, GO, 5.000%, 06/01/21	4,247
3,000	New York City Transitional Finance Authority, Subseries S-1A, GO, 5.000%, 07/15/19	3,414
	New York City, Unrefunded Balance,
1,220	Series E, GO, 5.750%, 08/01/12	1,294
3,235	Series F, GO, 6.000%, 01/15/21	3,470

		29,891

	Hospital — 0.1%
2,995	New York State Dormitory Authority, Mental Health Services Facilities Improvement, Series D, Rev., AGM, 5.000%, 08/15/15	3,368
1,500	New York State Dormitory Authority, North Shore University Hospital, Rev., NATL-RE, 5.500%, 11/01/14	1,611

		4,979

	Housing — 0.3%
	Tobacco Settlement Financing Authority, Asset-Backed,
9,000	Series B-1C, Rev., 5.500%, 06/01/18	9,347
4,000	Series B-1C, Rev., 5.500%, 06/01/19	4,266

		13,613

	Other Revenue — 4.4%
12,405	Battery Park City Authority, Series A, Rev., 5.250%, 11/01/14	13,673
1,155	Metropolitan Transportation Authority, Subseries B-1, Rev., 5.000%, 11/15/23	1,291
12,630	Metropolitan Transportation Authority, Service Contract, Series A, Rev., 5.500%, 07/01/17	14,912
18,055	New York City Municipal Water Finance Authority, Second Generation Resolution, Series FF, Rev., 5.000%, 06/15/24	20,228

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — Continued
	New York City Transitional Finance Authority, Fiscal Year 2007,
10,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/17	11,308
7,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/18	7,779
1,000	New York City Transitional Finance Authority, Future Tax Secured, Subseries A-3, Rev., 5.000%, 08/01/19	1,177
120	New York City Transitional Finance Authority, Unrefunded Future Tax, Series E, Rev., NATL-RE, 5.250%, 02/01/19	128
4,050	New York Local Government Assistance Corp., Series C, Rev., 5.000%, 04/01/17	4,740
7,420	New York State Dormitory Authority, Construction Services Contract, Series A, Rev., 5.000%, 07/01/23	8,043
1,500	New York State Dormitory Authority, State University Educational Facilities, Series A, Rev., AGM-CR, 5.500%, 05/15/13	1,568
	New York State Environmental Facilities Corp., State Revolving Funds, New York City Municipal Water Project, Clean Water & Drinking,
5,040	Series D, Rev., 5.375%, 06/15/16	5,286
7,745	Series D, Rev., 5.375%, 06/15/17	8,123
8,325	Series D, Rev., 5.375%, 06/15/18	8,682
3,345	Subseries E, Rev., 5.375%, 06/15/13	3,518
6,600	Subseries E, Rev., 5.375%, 06/15/16	6,908
8,055	Subseries E, Rev., 5.375%, 06/15/19	8,382
7,425	New York State Thruway Authority, Series B, Rev., 5.000%, 04/01/23	8,121
14,050	New York State Thruway Authority, Highway & Bridge, Rev., 5.000%, 04/01/21	15,195
11,025	New York State Thruway Authority, State Personal Transportation, Series A, Rev., 5.000%, 03/15/26	12,088
7,820	New York State Urban Development Corp., Series D, Rev., 5.500%, 01/01/19	9,212
17,770	New York State Urban Development Corp., State Personal Income Tax, State Facility, Rev., NATL-RE, 5.500%, 03/15/21	21,706
5,000	Port Authority of New York & New Jersey, Consolidated 148, Rev., AGM, 5.000%, 08/15/29	5,227
	Triborough Bridge & Tunnel Authority, General Purpose,
10,000	Series A-2, Rev., 5.000%, 11/15/28	10,573
8,265	Series B, Rev., 5.250%, 11/15/18	8,748

		216,616

	Prerefunded — 0.9%
	Long Island Power Authority, Electric Systems,
4,225	Series A, Rev., AGM, 5.500%, 12/01/12 (p)	4,548
1,500	Series A, Rev., AGM, 5.500%, 12/01/13 (p)	1,676
	New York City,
4,055	Series B, GO, 5.500%, 12/01/11 (p)	4,161
1,765	Series F, GO, 6.000%, 01/15/13 (p)	1,926
6,710	New York City Transitional Finance Authority, Series B, Rev., 5.250%, 08/01/13 (p)	7,400
	New York City Transitional Finance Authority, Future Tax Secured,
5,525	Series C, Rev., AMBAC, 5.250%, 08/01/12 (p)	5,844
6,505	Series E, Rev., NATL-RE, 5.250%, 02/01/13 (p)	7,031
3,590	New York State Dormitory Authority, State University Educational Facilities, Rev., 5.375%, 07/01/12 (p)	3,789
3,000	New York State Thruway Authority, Transportation, Series A, Rev., AGM, 5.000%, 03/15/13 (p)	3,243
5,000	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., VAR, 6.950%, 07/15/17 (p)	6,530

		46,148

	Special Tax — 2.4%
1,500	New York City Transitional Finance Authority, Series A-1, Rev., 5.000%, 11/01/21	1,665
	New York City Transitional Finance Authority, Future Tax Secured,
13,700	Series A, Rev., VAR, 5.500%, 11/01/26	13,976
1,150	Series B, Rev., 5.000%, 11/01/19	1,355
5,000	Series B, Rev., 5.000%, 11/01/21	5,744
14,510	Series B, Rev., 5.000%, 11/01/22	16,478
	New York Local Government Assistance Corp., Senior Lien,
10,000	Rev., 5.500%, 04/01/19	12,142
1,000	Series A, Rev., 5.000%, 04/01/20	1,144
7,265	New York State Environmental Facilities Corp., Environment, Series A, Rev., 5.250%, 12/15/19	8,699
	New York State Thruway Authority,
2,050	Series A, Rev., 5.000%, 03/15/17	2,398
17,000	Series A, Rev., 5.250%, 03/15/19	20,268
	New York State Urban Development Corp.,
1,000	Series A-1, Rev., 5.000%, 12/15/17	1,179
1,500	Series A-1, Rev., 5.000%, 12/15/22	1,684

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Special Tax — Continued
2,250	New York State Urban Development Corp., State Personal Income Tax, Series A-1, Rev., 5.000%, 12/15/23	2,507
	Sales Tax Asset Receivables Corp.,
3,850	Series A, Rev., AGM-CR, MBIA, 5.000%, 10/15/20	4,249
15,000	Series A, Rev., AMBAC, 5.250%, 10/15/27	16,115
3,000	Series A, Rev., NATL-RE, 5.000%, 10/15/26	3,210
6,650	Series A, Rev., NATL-RE, 5.250%, 10/15/19	7,421

		120,234

	Transportation — 1.0%
	Metropolitan Transportation Authority,
11,205	Series A, Rev., AGC-ICC, 5.750%, 11/15/32	11,701
5,420	Series A, Rev., AMBAC, 5.500%, 11/15/14	6,117
1,500	Series A, Rev., NATL-RE, FGIC, 5.000%, 11/15/12	1,590
2,500	Port Authority of New York & New Jersey, CONS, 93rd Series, Rev., 6.125%, 06/01/94	2,825
5,700	Triborough Bridge & Tunnel Authority, Rev., 5.250%, 11/15/30	5,829
	Triborough Bridge & Tunnel Authority, General Purpose,
5,940	Series B, Rev., 5.250%, 11/15/15	6,923
14,000	Series B, Rev., 5.250%, 11/15/16	14,878

		49,863

	Utility — 0.4%
	Long Island Power Authority, Electric Systems,
10,000	Series A, Rev., 5.250%, 04/01/21	11,229
6,000	Series E, Rev., NATL-RE, FGIC, 5.000%, 12/01/17	6,778

		18,007

	Water & Sewer — 0.1%
2,500	New York City Municipal Water Finance Authority, Water & Sewer System, Series D, Rev., 5.000%, 06/15/16	2,610
450	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2008, Series C, Rev., 5.000%, 06/15/13	490
2,055	New York State Environmental Facilities Corp., Municipal Water Financing Authority, Subseries B, Rev., 5.000%, 06/15/14	2,310

		5,410

	Total New York	575,654

	North Carolina — 3.0%
	Certificate of Participation/Lease — 0.1%
2,355	Cabarrus County, Installment Financing Contract, Series C, COP, 4.000%, 06/01/12	2,440

	General Obligation — 1.9%
	Johnston County,
2,200	GO, NATL-RE, 5.000%, 02/01/16 (p)	2,580
	State of North Carolina,
20,745	Series A, GO, 5.000%, 03/01/17	24,662
15,000	Series B, GO, 5.000%, 06/01/19	18,043
5,900	State of North Carolina, Highway, GO, 5.000%, 05/01/15	6,578
	State of North Carolina, Public Improvement,
13,185	Series A, GO, 5.000%, 05/01/15	15,182
10,675	Series A, GO, 5.000%, 05/01/16	12,574
	Union County,
2,085	Series A, GO, 5.000%, 03/01/18	2,484
3,000	Series A, GO, 5.000%, 03/01/21	3,589
	Wake County, Obligation Hammond Road Detention Center, Annual Appropriation,
5,150	GO, 5.000%, 06/01/18	6,092
3,500	GO, 5.000%, 06/01/19	4,145

		95,929

	Hospital — 0.1%
2,180	North Carolina Medical Care Commission, Mission Health Combined Group, Rev., 5.000%, 10/01/19	2,416

	Housing — 0.0% (g)
330	North Carolina Housing Finance Agency, Home Ownership, Series 1-B, Rev., 5.125%, 07/01/13	331

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
5,965	North Carolina Infrastructure Finance Corp., Correctional Facilities Projects, Rev., 5.000%, 10/01/20	6,411

	Other Revenue — 0.4%
	Mecklenburg County Public Facilities Corp., Annual Appropriation,
2,250	Rev., 5.000%, 03/01/13	2,427
3,000	Rev., 5.000%, 03/01/23	3,360
	State of North Carolina, Annual Appropriation, Capital Improvement,
5,370	Series A, Rev., 5.000%, 05/01/23	6,059
5,000	Series A, Rev., 5.000%, 05/01/24	5,568

		17,414

	Utility — 0.4%
5,000	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.250%, 01/01/19	5,576

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Utility — Continued
15,000	North Carolina Municipal Power Agency No. 1, Catawba, Series A, Rev., 5.250%, 01/01/14	16,468

		22,044

	Total North Carolina	146,985

	Ohio — 2.2%
	Certificate of Participation/Lease — 0.1%
1,000	Franklin County Convention Facilities Authority, Tax & Lease Anticipation Bonds, Rev., COP, 5.000%, 12/01/21	1,100
3,295	State of Ohio, Denison University 2007 Project, Rev., COP, 5.000%, 11/01/19	3,706

		4,806

	Education — 0.0% (g)
1,525	Cuyahoga Community College District, Series A, Rev., AMBAC, 5.000%, 12/01/15	1,617

	General Obligation — 1.1%
7,235	City of Columbus, Series A, GO, 5.000%, 12/15/19	8,192
1,510	Dublin City School District, Capital Appreciation Bonds, GO, NATL-RE, FGIC, Zero Coupon, 12/01/15	1,379
	State of Ohio, Higher Education,
6,650	GO, 5.000%, 08/01/15	7,638
5,275	GO, 5.000%, 08/01/16	6,189
9,000	State of Ohio, Highway Capital Improvements, Series H, GO, 5.000%, 05/01/12 (p)	9,545
	State of Ohio, Infrastructure Improvement,
8,840	Series B, GO, 5.000%, 08/01/15	10,153
3,200	Series D, GO, 5.000%, 03/01/17	3,498
3,360	Series D, GO, 5.000%, 03/01/18	3,653
1,530	Series D, GO, 5.000%, 03/01/19	1,661
	Warrensville Height City School District, School Improvement,
925	GO, NATL-RE, FGIC, 7.000%, 12/01/12	1,008
1,075	GO, NATL-RE, FGIC, 7.000%, 12/01/13	1,224
1,150	GO, NATL-RE, FGIC, 7.000%, 12/01/14	1,352

		55,492

	Housing — 0.1%
220	Ohio Capital Corp. For Housing, Mortgage, Section 8 Assisted, Series M, Rev., FHA, 5.900%, 02/01/14	221
1,245	Ohio Housing Finance Agency, Hillwood II Project, Rev., AMT, GNMA COLL, 4.700%, 05/20/16	1,328
1,795	Ohio Housing Finance Agency, Residential Mortgage Backed Securities, Series A, Rev., AMT, GNMA, 5.000%, 09/01/31	1,871

		3,420

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
	RiverSouth Authority, RiverFront Area Redevelopment,
1,745	Series A, Rev., 5.250%, 12/01/16	1,921
500	Series A, Rev., 5.250%, 12/01/17	548
2,490	Series A, Rev., 5.250%, 12/01/18	2,718

		5,187

	Other Revenue — 0.4%
	Hamilton County, Sewer System
	Revenue Refunding & Improvement,
	Greater Cincinnati,
3,175	Series A, Rev., 5.000%, 12/01/20	3,749
4,210	Series A, Rev., 5.000%, 12/01/21	4,904
	Ohio State Building Authority, Adult Correctional Facilities,
2,510	Series B, Rev., 5.000%, 10/01/23	2,739
2,000	Series B, Rev., 5.000%, 10/01/24	2,154
2,000	Ohio State Turnpike Commission, Series A, Rev., 5.000%, 02/15/25	2,152
3,900	Ohio State Water Development Authority, Solid Waste Management Incorporate Project, Rev., VAR, 1.000%, 06/01/13	3,900

		19,598

	Prerefunded — 0.1%
5,510	Montgomery County, Catholic Health, Rev., 5.500%, 09/01/11 (p)	5,581

	Transportation — 0.3%
	City of Cleveland,
8,145	Series C, Rev., AGC, 5.000%, 01/01/17	8,764
2,800	Series C, Rev., AGC, 5.000%, 01/01/18	2,991
3,000	City of Cleveland, Parking Facilities, Rev., AGM, 5.250%, 09/15/21	3,255

		15,010

	Total Ohio	110,711

	Oklahoma — 0.4%
	Education — 0.4%
	Tulsa County Industrial Authority,
	Jenks Public School,
1,285	Rev., 5.500%, 09/01/14	1,465
5,790	Rev., 5.500%, 09/01/16	6,908
7,345	Rev., 5.500%, 09/01/17	8,807

		17,180

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Housing — 0.0% (g)
730	Oklahoma Housing Finance Agency, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.250%, 09/01/29	781

	Utility — 0.0% (g)
1,470	Grand River Damn Authority, Series A, Rev., BHAC, 5.000%, 06/01/16	1,720

	Total Oklahoma	19,681

	Oregon — 0.4%
	Certificate of Participation/Lease — 0.2%
	Oregon State Department of Administrative Services,
1,685	Series A, COP, 5.000%, 05/01/24	1,822
2,200	Series A, COP, 5.000%, 05/01/25	2,349
5,000	Series A, COP, GO, 5.000%, 05/01/15	5,677

		9,848

	Industrial Development Revenue/Pollution
	Control Revenue — 0.0% (g)
470	Oregon State Bond Bank, Economic & Community Development, Series B, Rev., NATL-RE, 5.300%, 01/01/16	472

	Prerefunded — 0.1%
3,000	Oregon State Department of Transportation, Highway User Tax, Series A, Rev., 5.500%, 11/15/12 (p)	3,223
1,845	Washington County, GO, 5.500%, 06/01/11 (p)	1,845

		5,068

	Water & Sewer — 0.1%
2,545	City of Portland, Sewer System, Second Lien, Series B, Rev., 5.000%, 06/15/26	2,737

	Total Oregon	18,125

	Pennsylvania — 1.6%
	Education — 0.2%
5,000	Pennsylvania Higher Educational Facilities Authority, Series A, Rev., 5.000%, 09/01/19	5,944
	State Public School Building Authority, Delaware County Community College Project,
1,400	Rev., AGM, 5.000%, 10/01/23	1,505
1,065	Rev., AGM, 5.000%, 10/01/25	1,123
1,000	Rev., AGM, 5.000%, 10/01/26	1,047

		9,619

	General Obligation — 0.9%
	Altoona Area School District,
565	GO, AGM, 4.000%, 12/01/19	593
900	GO, AGM, 4.125%, 12/01/21	933
	Commonwealth of Pennsylvania, Second Series,
10,000	GO, 5.000%, 07/01/15	11,514
2,430	GO, 5.000%, 01/01/16 (p)	2,843
	Octorara Area School District,
3,120	Series B, GO, AGM, 4.000%, 06/01/20	3,309
3,780	Series B, GO, AGM, 4.250%, 06/01/22	3,944
3,230	Series B, GO, AGM, 4.250%, 06/01/23	3,323
1,415	Series B, GO, AGM, 5.000%, 06/01/16	1,626
1,635	Series B, GO, AGM, 5.000%, 06/01/18	1,876
210	Parkland School District, GO, NATL- RE, FGIC, 5.375%, 09/01/15	244
	Red Lion Area School District,
3,145	GO, AGM, 5.000%, 05/01/21	3,519
2,360	GO, AGM, 5.000%, 05/01/22	2,610
1,000	GO, AGM, 5.000%, 05/01/24	1,080
	West Mifflin Area School District,
2,065	GO, AGM, 5.000%, 04/01/25	2,200
2,000	GO, AGM, 5.000%, 04/01/26	2,117
2,000	GO, AGM, 5.375%, 04/01/27	2,152
500	GO, AGM, 5.500%, 04/01/24	555

		44,438

	Hospital — 0.3%
	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center,
5,000	Series A, Rev., 5.000%, 09/01/16	5,696
2,150	Series A, Rev., 5.000%, 09/01/18	2,428
5,000	Series B, Rev., 5.000%, 06/15/18	5,308
5,000	Sayre Health Care Facilities Authority, Guthrie Health, Rev., VAR, 0.988%, 12/01/24	3,775

		17,207

	Transportation — 0.1%
4,730	Pennsylvania Turnpike Commission, Subseries A, Rev., AGC, 5.000%, 06/01/20	5,203

	Water & Sewer — 0.1%
5,000	Allegheny County Sanitation Authority, Sewer, Rev., NATL-RE, 5.375%, 12/01/17	5,115

	Total Pennsylvania	81,582

	Puerto Rico — 0.5%
	General Obligation — 0.0% (g)
1,480	Commonwealth of Puerto Rico, Capital Appreciation, GO, NATL-RE- IBC, Zero Coupon, 07/01/17	1,133

	Prerefunded — 0.4%
1,935	Puerto Rico Highway & Transportation Authority, Series G, Rev., 5.000%, 07/01/13 (p)	2,119

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Prerefunded — Continued
5,000	Puerto Rico Public Buildings Authority, Rev., CIFG-TCRS, 5.250%, 07/01/12 (p)	5,264
10,000	Puerto Rico Public Finance Corp., Series E, Rev., CIFG-TCRS, AGM- CR, 6.000%, 08/01/26 (p)	12,772

		20,155

	Special Tax — 0.0% (g)
2,000	Puerto Rico Highway & Transportation Authority, Series A, Rev., AMBAC, Zero Coupon, 07/01/17	1,531

	Transportation — 0.1%
2,500	Puerto Rico Highway & Transportation Authority, Series AA, Rev., NATL-RE, 5.500%, 07/01/18	2,691

	Total Puerto Rico	25,510

	South Carolina — 1.8%
	Education — 0.3%
	Charleston Educational Excellence Finance Corp., Charleston County School District Project,
5,500	Rev., 5.000%, 12/01/16	6,109
3,000	Rev., 5.000%, 12/01/17	3,285
2,500	Rev., 5.000%, 12/01/18	2,692
4,000	Scago Educational Facilities Corp. for Colleton School District, Pickens County Project, Rev., AGM, 5.000%, 12/01/21	4,281

		16,367

	General Obligation — 0.7%
2,395	Charleston County, Transition Sales Tax, GO, 5.000%, 11/01/21	2,661
1,570	Richland County School District No. 2, Series A, GO, SCSDE, 5.000%, 02/01/20	1,843
10,000	State of South Carolina, Series A, GO, 5.000%, 06/01/19	12,028
4,880	State of South Carolina, State Capital Improvement, Series A, GO, 4.000%, 10/01/14	5,392
	York County School District No. 1,
5,415	Series A, GO, SCSDE, 5.250%, 03/01/23	6,204
5,000	Series A, GO, SCSDE, 5.250%, 03/01/25	5,595

		33,723

	Hospital — 0.0% (g)
1,215	South Carolina Jobs & EDA, Hospital Facilities, Georgetown Memorial Hospital, Rev., AMBAC, 5.500%, 11/01/12	1,224

	Other Revenue — 0.4%
6,000	Richland County School District No. 2, Series A, GO, NATL-RE, FGIC, SCSDE, 5.000%, 04/01/17	6,914
1,240	South Carolina State Housing Finance & Development Authority, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/28	1,344
	State of South Carolina Public Service Authority,
4,795	Series A, Rev., AMBAC, 5.000%, 01/01/22	5,141
2,705	Series D, Rev., AGM, 5.000%, 01/01/16	2,874
2,490	Tobacco Settlement Revenue Management Authority, Rev., 5.000%, 06/01/18	2,493

		18,766

	Prerefunded — 0.1%
5,560	Greenville County School District, Building Equity Sooner Tomorrow, Rev., 5.500%, 12/01/12 (p)	6,045

	Utility — 0.2%
8,125	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, FGIC, 6.750%, 01/01/20	10,110

	Water & Sewer — 0.1%
4,610	City of Charleston, Waterworks & Sewer, Refinancing & Capital Improvement, Series A, Rev., 5.000%, 01/01/24	4,951

	Total South Carolina	91,186

	South Dakota — 0.0% (g)
	Prerefunded — 0.0% (g)
803	Heartland Consumers Power District, Rev., 6.375%, 01/01/16 (p)	903

	Tennessee — 0.7%
	General Obligation — 0.4%
	City of Memphis, General Improvement,
2,000	GO, NATL-RE-IBC, 5.250%, 11/01/13	2,215
4,125	Series A, GO, NATL-RE, 5.000%, 11/01/17	4,675
4,000	Series D, GO, 5.000%, 07/01/23	4,558
7,330	Montgomery County, GO, 5.000%, 04/01/22	8,664

		20,112

	Utility — 0.3%
1,910	City of Lawrenceburg, Electric, Rev., NATL-RE, 6.625%, 07/01/18	2,269

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Utility — Continued
	Tennessee Energy Acquisition Corp.,
12,000	Series A, Rev., 5.000%, 09/01/13	12,678
1,000	Series C, Rev., 5.000%, 02/01/17	1,037

		15,984

	Total Tennessee	36,096

	Texas — 8.3%
	Certificate of Participation/Lease — 0.1%
3,000	Texas Public Finance Authority, State Preservation Board Projects, Series B, Rev., COP, AMBAC, 5.000%, 02/01/16	3,319

	Education — 0.8%
	El Paso County Community College District,
4,265	Rev., NATL-RE, 5.000%, 04/01/19	4,767
3,380	Rev., NATL-RE, 5.000%, 04/01/20	3,731
3,885	Houston Independent School District, Public Financing Corp. Lease, Capital Appreciation, Cesar E. Chavez, Series A, Rev., AMBAC, Zero Coupon, 09/15/12	3,832
2,400	Midland College District, GO, NATL- RE, FGIC, 5.000%, 02/15/21	2,640
2,015	Texas A&M University, Series A, Rev., 5.250%, 07/01/28	2,329
3,390	University of North Texas, Financing System, Series A, Rev., NATL-RE, FGIC, 5.000%, 04/15/12 (p)	3,530
	University of Texas,
12,000	Series A, Rev., 5.250%, 08/15/19	14,299
2,000	Series A, Rev., 5.250%, 08/15/20	2,354

		37,482

	General Obligation — 3.4%
1,500	Aldine Independent School District, Series A, GO, PSF-GTD, 5.000%, 02/15/21	1,788
2,000	Allen Independent School District, GO, PSF-GTD, 5.000%, 02/15/23	2,178
7,570	City of Austin, Public Improvement, GO, 5.000%, 09/01/22	9,057
2,795	City of Beaumont, GO, 5.000%, 03/01/24	3,067
	City of Cedar Park,
1,055	GO, AGM, 4.125%, 02/15/20	1,122
1,055	GO, AGM, 4.250%, 02/15/21	1,117
755	GO, AGM, 4.375%, 02/15/22	793
1,175	GO, AGM, 4.500%, 02/15/24	1,216
1,055	GO, AGM, 4.700%, 02/15/26	1,086
1,430	GO, AGM, 4.700%, 02/15/27	1,464
	City of Denton,
1,230	Series A, GO, 5.000%, 02/15/15	1,400
1,250	Series A, GO, 5.000%, 02/15/16	1,454
1,535	Series A, GO, 5.000%, 02/15/18	1,811
3,245	Series A, GO, 5.000%, 02/15/19	3,834
1,975	City of El Paso, GO, NATL-RE, 5.000%, 08/15/25	2,106
4,715	City of Garland, Series A, GO, 5.000%, 02/15/24	5,183
	City of Southlake,
2,050	GO, AMBAC, 5.000%, 02/15/19	2,164
1,695	GO, AMBAC, 5.000%, 02/15/20	1,793
2,740	GO, AMBAC, 5.000%, 02/15/21	2,898
2,340	GO, AMBAC, 5.000%, 02/15/22	2,457
1,215	Clear Creek Independent School District, School Building, GO, 5.250%, 02/15/25	1,338
1,675	Collin County Community College District, Limited Tax, GO, 4.000%, 08/15/18	1,897
	County of Nueces,
4,655	GO, 5.000%, 02/15/21	5,417
5,000	GO, 5.000%, 02/15/22	5,733
1,000	Deer Park Independent School District, Limited Tax, GO, AGM, 5.000%, 02/15/16	1,165
2,000	Fort Bend County, GO, 5.000%, 03/01/23	2,213
	Fort Bend Independent School District,
1,000	GO, 4.000%, 02/15/13	1,059
3,500	GO, 5.000%, 02/15/19	4,136
1,500	Granbury Independent School District, GO, PSF-GTD, 5.000%, 08/01/23	1,637
2,625	Granbury Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 08/01/12	2,607
	Harris County,
5,000	Series A, GO, 5.000%, 10/01/22	5,834
1,700	Series B, GO, 4.000%, 10/01/14	1,877
5,000	Series B, GO, 5.500%, 10/01/17	6,113
1,250	Harris County, Toll Road, Sub Lien, Series A, GO, NATL-RE, 6.500%, 08/15/13	1,410
	Irving Independent School District,
2,000	GO, PSF-GTD, 5.250%, 02/15/13	2,164
2,000	GO, PSF-GTD, 5.250%, 02/15/14	2,241
1,900	La Joya Independent School District, GO, PSF-GTD, 5.000%, 02/15/18	2,164
	Lewisville Independent School
	District, School Building,
1,000	GO, 5.000%, 08/15/17	1,181
1,000	GO, 5.000%, 08/15/19	1,186
3,000	GO, 5.000%, 08/15/20	3,507
2,530	Longview Independent School District, School Building, GO, PSF-GTD, 5.000%, 02/15/20	2,940
3,870	Longview Independent School District, School Building, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/17	3,396

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — Continued
	North East Independent School District, Capital Appreciation, School Building,
7,500	Series A, GO, PSF-GTD, Zero Coupon, 08/01/12	7,449
5,000	Series A, GO, PSF-GTD, Zero Coupon, 08/01/13	4,909
7,850	Series A, GO, PSF-GTD, Zero Coupon, 08/01/15	7,284
	Pasadena Independent School District, School Building,
1,000	GO, PSF-GTD, 4.750%, 02/15/22	1,093
3,080	GO, PSF-GTD, 4.750%, 02/15/23	3,333
1,105	GO, PSF-GTD, 5.000%, 02/15/17	1,305
2,250	Plano Independent School District, GO, PSF-GTD, 5.000%, 02/15/21	2,643
2,505	Richardson Independent School District, GO, PSF-GTD, 5.000%, 02/15/22	2,708
1,000	State of Texas, College Student Loans, Series A, GO, 5.250%, 08/01/19	1,130
	State of Texas, Public Finance Authority,
3,900	GO, 5.000%, 10/01/12 (p)	4,142
8,925	Series A, GO, 5.000%, 10/01/15	10,386
4,000	Series A, GO, 5.000%, 10/01/17	4,771
3,475	Series A, GO, 5.000%, 10/01/18	4,161
2,000	Series A, GO, 5.000%, 10/01/20	2,363
1,000	Series A, GO, 5.500%, 10/01/12	1,017

		167,897

	Hospital — 0.4%
	Harris County Health Facilities
	Development Corp., Hermann
	Memorial Healthcare System,
5,000	Series B, Rev., 7.200%, 12/01/28	5,300
7,345	Series B, Rev., 7.200%, 12/01/29	7,769
	Tarrant County Cultural Education Facilities Finance Corp., Health Resources,
3,500	Series A, Rev., 5.000%, 02/15/17	3,938
2,690	Series A, Rev., 5.000%, 02/15/18	2,976

		19,983

	Other Revenue — 1.1%
1,765	City of El Paso, Water & Sewer, Series A, Rev., 5.000%, 03/01/21	2,025
	Coastal Water Authority, City Of Houston Projects,
3,160	Rev., 5.000%, 12/15/22	3,614
5,115	Rev., 5.000%, 12/15/25	5,611
4,490	Lower Colorado River Authority, Transmission Services, Series A, Rev., NATL-RE, 5.000%, 05/15/24	4,670
	North Texas Tollway Authority, Special Projects System,
1,000	Series A, Rev., 5.500%, 09/01/36	1,055
3,000	Series A, Rev., 5.500%, 09/01/41	3,161
3,000	Series A, Rev., 6.000%, 09/01/41	3,294
	Texas Public Finance Authority, Unemployment Compensation,
6,000	Series A, Rev., 5.000%, 07/01/15	6,877
14,500	Series A, Rev., 5.000%, 07/01/17	16,434
8,000	University of Texas, Series B, Rev., 5.000%, 08/15/31	8,279

		55,020

	Prerefunded — 0.9%
2,195	Bell County, Limited Tax, GO, 5.000%, 02/15/12 (p)	2,269
6,000	Central Texas Housing Finance Corp., Single Family Mortgage, Rev., VA/PRIV MTGS, Zero Coupon, 09/01/16 (p)	5,445
3,595	City of Dallas, Waterworks & Sewer System, Rev., AGM, 5.375%, 04/01/13 (p)	3,919
2,500	City of Houston, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	3,045
4,100	Coastal Bend Health Facilities Development Corp., Rev., VAR, AMBAC, 5.929%, 11/15/13 (p)	4,624
	Harris County Flood Control District,
10,000	GO, 5.250%, 10/01/13 (p)	11,041
7,545	Series A, GO, 5.250%, 10/01/14 (p)	8,618
1,100	Hays Consolidated Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 08/15/11 (p)	1,043
5,000	University of Texas, Series B, Rev., 5.000%, 07/01/14 (p)	5,658

		45,662

	Special Tax — 0.2%
10,000	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.000%, 12/01/20	11,244

	Transportation — 0.8%
	Dallas Area Rapid Transit, Senior Lien,
1,195	Rev., 5.000%, 12/01/19	1,398
5,000	Rev., 5.000%, 12/01/21	5,713
6,825	Series A, Rev., 5.000%, 12/01/17	8,102
8,950	Series A, Rev., 5.000%, 12/01/18	10,651
5,000	Series A, Rev., 5.000%, 12/01/21	5,728
	Dallas-Fort Worth International
	Airport Facilities Improvement Corp.,
3,500	Series A, Rev., 4.000%, 11/01/13	3,737
3,500	Series A, Rev., 5.000%, 11/01/13	3,820
1,000	Series A, Rev., 5.000%, 11/01/22	1,050

		40,199

	Utility — 0.1%
1,285	City of Austin, Capital Appreciation, Rev., NATL-RE, FGIC, Zero Coupon, 05/15/17	1,080

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Utility — Continued
4,500	City of Austin, Electric Utilities System, Rev., NATL-RE, 5.250%, 11/15/15	4,787

		5,867

	Water & Sewer — 0.5%
1,405	City of Dallas, Waterworks & Sewer System, Unrefunded Balance, Rev., AGM, 5.375%, 10/01/17	1,513
	City of Houston, Utilities Systems, First Lien,
1,000	Series A, Rev., AGM, 5.000%, 11/15/19	1,139
1,000	Series A, Rev., AGM, 5.000%, 11/15/20	1,136
3,000	Series A, Rev., NATL-RE, 5.250%, 05/15/14	3,377
6,140	Series A, Rev., NATL-RE, 5.250%, 05/15/26	6,516
2,290	North Texas Municipal Water District, Rev., 5.000%, 06/01/25	2,450
5,000	Tarrant Regional Water District, Rev., AGM, 5.375%, 03/01/15	5,389
3,750	Texas Water Development Board, State Revolving Fund, Senior Lien, Series A, Rev., 5.625%, 07/15/12	3,766

		25,286

	Total Texas	411,959

	Utah — 0.4%
	General Obligation — 0.0% (g)
1,000	Central Utah Water Conservancy District, Series B, GO, 5.250%, 04/01/22	1,200
1,315	Davis County School District, School Building Guarantee Program, GO, 5.000%, 06/01/13	1,435
10	Salt Lake City, Unrefunded Balance, GO, 5.500%, 06/15/11	10

		2,645

	Other Revenue — 0.1%
	Salt Lake County, Transportation Tax,
1,500	Series A, Rev., 5.000%, 08/15/16	1,767
1,000	Series A, Rev., 5.000%, 08/15/17	1,184
1,000	Series A, Rev., 5.000%, 08/15/18	1,189

		4,140

	Prerefunded — 0.1%
2,990	Intermountain Power Agency, Utah Power Supply, Series A, Rev., NATL- RE-IBC, 6.150%, 07/01/14 (p)	3,156

	Water & Sewer — 0.2%
9,400	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.000%, 07/01/28	10,090

	Total Utah	20,031

	Vermont — 0.0% (g)
	Prerefunded — 0.0% (g)
2,000	University of Vermont & State Agricultural College, Rev., AMBAC, 5.500%, 10/01/12 (p)	2,137

	Virginia — 1.6%
	Education — 0.2%
	Virginia College Building Authority, Public Higher Education Financing Program,
5	Series A, Rev., 5.000%, 09/01/14	6
1,000	Series A, Rev., 5.000%, 09/01/15	1,159
500	Series A, Rev., 5.000%, 09/01/16	590
4,985	Virginia College Building Authority, Washington & Lee University Project, Rev., NATL-RE, 5.250%, 01/01/26	5,732

		7,487

	General Obligation — 0.6%
	Chesterfield County EDA, Public Improvement,
3,575	Series A, GO, 5.000%, 01/01/17	4,245
3,575	Series A, GO, 5.000%, 01/01/18	4,277
1,000	City of Lynchburg, Public Improvement, GO, 5.000%, 12/01/22	1,166
6,625	City of Norfolk, Series G, GO, 5.000%, 10/01/20	7,944
10,000	Commonwealth of Virginia, Series D, GO, 5.000%, 06/01/20	11,868
2,425	Loudoun County, Public Improvements, Series B, GO, 5.000%, 12/01/15	2,833

		32,333

	Industrial Development Revenue/Pollution
	Control Revenue — 0.0% (g)
2,000	Chesterfield County EDA, Virginia Electric & Power, Series A, Rev., 5.000%, 05/01/23	2,157

	Other Revenue — 0.2%
3,500	Fairfax County Water Authority, Subseries B, Rev., 5.250%, 04/01/25	4,231
5,265	Virginia Public School Authority, Series B, Rev., 5.000%, 08/01/13	5,770

		10,001

	Prerefunded — 0.1%
4,300	Loudoun County, Public Improvements, Series A, GO, 5.000%, 11/01/12 (p)	4,582

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Transportation — 0.2%
	Virginia Commonwealth Transportation Board, Oak Grove Connector,
1,465	Series A, Rev., 5.000%, 05/15/17	1,689
1,495	Series A, Rev., 5.000%, 05/15/18	1,699
1,835	Series A, Rev., 5.000%, 05/15/19	2,058
1,520	Series A, Rev., 5.000%, 05/15/20	1,688
2,015	Series A, Rev., 5.000%, 05/15/21	2,218
	Virginia Commonwealth Transportation Board, Transportation District Program,
1,305	Series B, Rev., 5.000%, 05/15/18	1,483
1,260	Series B, Rev., 5.000%, 05/15/19	1,414

		12,249

	Water & Sewer — 0.3%
3,080	Fairfax County, Rev., 5.000%, 07/15/22	3,592
7,390	Virginia Resources Authority, Clean Water, Rev., 5.500%, 10/01/22	9,281

		12,873

	Total Virginia	81,682

	Washington — 1.4%
	General Obligation — 0.8%
1,315	City of Seattle, GO, 5.000%, 12/01/13	1,459
	State of Washington,
7,010	GO, 5.000%, 01/01/22	8,138
4,500	Series B & AT-7, GO, 6.400%, 06/01/17	5,390
	State of Washington, Various Purpose,
10,000	Series 2010C, GO, 5.000%, 08/01/34	10,414
5,015	Series C, GO, 5.000%, 02/01/30	5,316
7,260	Series R-2011B, GO, 5.000%, 07/01/23	8,243

		38,960

	Hospital — 0.1%
3,450	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.250%, 08/15/24	3,639

	Other Revenue — 0.4%
21,835	Chelan County Public Utility District No. 1, Capital Appreciation, Series A, Rev., NATL-RE, Zero Coupon, 06/01/22	13,529
5,000	City of Seattle, Municipal Light & Power Revenue Refunding & Improvement, Series B, Rev., 5.000%, 02/01/24	5,575

		19,104

	Prerefunded — 0.1%
490	Cowlitz County Public Utility District No. 1, Electric Distribution System, Rev., AMBAC, 5.000%, 09/01/11 (p)	496
3,000	Kitsap County School District No. 400-North Kitsap, GO, 5.000%, 06/01/11 (p)	3,000

		3,496

	Transportation — 0.0% (g)
1,300	Port Grays Harbor, Rev., 6.375%, 12/01/14	1,304

	Utility — 0.0% (g)
3,000	Energy Northwest Electric, Project No. 1, Series A, Rev., AGM, 5.500%, 07/01/12 (p)	3,043
	Water & Sewer — 0.0% (g)
1,300	King County, Sewer, Rev., AGM, 5.000%, 01/01/25	1,400

	Total Washington	70,946

	West Virginia — 1.2%
	Certificate of Participation/Lease — 0.1%
1,120	City of Charleston, Urban Renewal Authority, Diamond Project, Series A, Rev., COP, AGM, 5.750%, 12/15/18	1,135
1,000	West Virginia EDA, Capitol Parking Garage Project, Rev., COP, AMBAC, 5.625%, 06/01/16	1,004
1,990	West Virginia State Building Commission, Regional Jail, Series A, Rev., COP, AMBAC, 5.250%, 07/01/12	2,066

		4,205

	Education — 0.1%
1,050	West Virginia Higher Education Policy Commission, University Facilities, Series B, Rev., NATL-RE, FGIC, 5.000%, 04/01/21	1,122
1,000	West Virginia School Building Authority, Rev., 5.000%, 07/01/16	1,148
	West Virginia University, University Projects,
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/16	866
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/17	820
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/18	775
1,000	Series B, Rev., NATL-RE, FGIC, 5.000%, 10/01/20	1,090

		5,821

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — 0.1%
1,915	Marshall County Board of Education, Public School, GO, NATL-RE, 5.000%, 05/01/18	2,212
1,000	State of West Virginia, Capital Appreciation, Infrastructure, Series A, GO, NATL-RE, FGIC, Zero Coupon, 11/01/13	971
	State of West Virginia, Infrastructure,
2,000	GO, NATL-RE, FGIC, 5.000%, 11/01/14	2,272
725	Series B, GO, AMT, NATL-RE, FGIC, 5.750%, 11/01/12	752
1,000	State of West Virginia, State Roads, GO, NATL-RE, FGIC, 5.000%, 06/01/21	1,104

		7,311

	Hospital — 0.1%
1,000	West Virginia State Hospital Finance Authority, Camden Clark Memorial Hospital, Series A, Rev., AGM, 5.250%, 02/15/19	1,040
1,480	West Virginia State Hospital Finance Authority, United Hospital Center, Inc. Project, Series A, Rev., AMBAC, 5.000%, 06/01/15	1,601

		2,641

	Other Revenue — 0.1%
	West Virginia School Building Authority, Capital Improvement,
1,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/16	1,139
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/18	2,241
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/20	2,179

		5,559

	Prerefunded — 0.4%
3,260	Kanawha, Mercer & Nicholas Counties, Single Family Mortgage, Rev., Zero Coupon, 02/01/14 (p)	2,818
12,400	Kanawha-Putnam County, City of Huntington-Charleston, Single Family Housing, Compound Interest-1984, Series A, Rev., Zero Coupon, 12/01/16 (p)	11,166
1,065	Marion County, Single Family Mortgage, Rev., FGIC, PRIV MTGS, 7.375%, 08/01/11 (p)	1,077
1,200	Raleigh, Fayette & Nicholas Counties, SO, 6.250%, 08/01/11 (p)	1,210
895	West Virginia State Hospital Finance Authority, Charleston Area Medical Center, Series A, Rev., 6.500%, 09/01/16 (p)	1,070
1,200	West Virginia Water Development Authority, Series A, Rev., AMBAC, 5.500%, 10/01/13 (p)	1,350

		18,691

	Transportation — 0.1%
	West Virginia Commissioner of Highways, Surface Transportation Improvements,
500	Series A, Rev., AGM, 5.000%, 09/01/14	563
1,000	Series A, Rev., AGM, 5.000%, 09/01/15	1,147
1,000	West Virginia State Parkways Economic Development & Tourism Authority, Rev., NATL-RE, FGIC, 5.250%, 05/15/16	1,162

		2,872

	Utility — 0.0% (g)
700	West Virginia EDA, Pollution Control, Appalachian Power Co., Amos, Series C, Rev., VAR, 4.850%, 09/04/13	741

	Water & Sewer — 0.2%
1,000	City of Clarksburg, Capital Appreciation, Water Improvement, Rev., AGM-CR, RADIAN-IBCC, Zero Coupon, 09/01/11	999
925	City of Fairmont, Waterworks, Rev., NATL-RE, 5.500%, 07/01/12	928
	West Virginia Water Development Authority, Loan Program II,
1,125	Series A-II, Rev., NATL-RE, FGIC, 5.000%, 11/01/19	1,212
2,275	Series B, Rev., AMBAC, 5.000%, 11/01/12	2,409
1,000	Series B, Rev., AMBAC, 5.000%, 11/01/13	1,091
1,430	City of Parkersburg, WaterWorks & Sewer System, Series A, Rev., NATL- RE, FGIC, 5.000%, 08/01/19 (f) (i)	1,493
1,420	West Virginia Water Development Authority, Loan Program IV, Series A, Rev., AGM, 5.000%, 11/01/19	1,544

		9,676

	Total West Virginia	57,517

	Wisconsin — 1.9%
	General Obligation — 1.6%
1,500	South Milwaukee School District, GO, NATL-RE, 5.000%, 04/01/16	1,731
	State of Wisconsin,
24,500	Series 1, GO, NATL-RE, 5.000%, 05/01/17	27,574
7,905	Series 1, GO, NATL-RE, 5.250%, 05/01/14	8,902

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — Continued
5,000	Series 1, GO, NATL-RE, 5.250%, 05/01/15	5,777
5,000	Series 2, GO, NATL-RE, 5.000%, 05/01/14	5,595
16,050	Series A, GO, 5.000%, 05/01/23	18,376
13,190	Series A, GO, 5.250%, 05/01/25	15,054

		83,009

	Other Revenue — 0.1%
	Wisconsin Health & Educational Facilities Authority, Carthage College Project,
6,250	Rev., 5.950%, 05/01/19 (f) (i)	6,702

	Private Placement — 0.1%
	Wisconsin Health & Educational Facilities Authority, Carthage College Project,
3,750	Rev., 5.700%, 05/01/14 (f) (i)	3,875

	Water & Sewer — 0.1%
3,200	State of Wisconsin, Clean Water, Series 1, Rev., 5.100%, 06/01/12 (p)	3,355

	Total Wisconsin	96,941

	Total Municipal Bonds (Cost $4,553,931)	4,800,453

SHARES
Short-Term Investment — 2.4%
	Investment Company — 2.4%
120,335	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $120,335)	120,335

	Total Investments — 98.7%
	(Cost $4,674,266)	4,920,788
	Other Assets in Excess of Liabilities — 1.3%	64,415

	NET ASSETS — 100.0%	$4,985,203

Percentages indicated are based on net assets.

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ACA	—	Insured by American Capital Access
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. *
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CIFG	—	Insured by CDC IXIS Financial Guaranty
COLL	—	Collateral
CONS	—	Consolidated Bonds
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GAN	—	Grant Anticipation Notes
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
IBCC	—	Insured Bond Custodial Certificate
ICC	—	Insured Custody Certificates
IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
MBIA	—	Insured by Municipal Bond Insurance Corp.
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
PRIV	—	Private
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RADIAN	—	Insured by Radian Asset Assurance
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
SO	—	Special Obligation
TAN	—	Tax Anticipation Note
TCRS	—	Transferable Custodial Receipts
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2011.
XLCA	—	Insured by XL Capital Assurance

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $18,823,000 which amounts to 0.4% of total investments.
(g)	Amount rounds to less than 0.1%.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of May 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, when-issued securities, and delayed delivery securities.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	When-issued security.
*	Filed for bankruptcy on November 8, 2010

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$255,573
Aggregate gross unrealized depreciation	(9,051)

Net unrealized appreciation/depreciation	$246,522

Federal income tax cost of investments	$4,674,266

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by state as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Education	$—	$11,811	$—	$11,811
General Obligation	—	9,083	—	9,083
Prerefunded	—	7,332	—	7,332

Total Alabama	—	28,226	—	28,226

Alaska
Certificate of Participation/Lease	—	13,920	—	13,920
General Obligation	—	1,494	—	1,494
Utility	—	3,226	—	3,226

Total Alaska	—	18,640	—	18,640

Arizona
Certificate of Participation/Lease	—	56,123	—	56,123
General Obligation	—	13,890	—	13,890
Hospital	—	31,245	—	31,245
Prerefunded	—	22,837	—	22,837
Special Tax	—	21,267	—	21,267
Transportation	—	11,120	—	11,120
Utility	—	2,839	—	2,839
Water & Sewer	—	1,102	—	1,102

Total Arizona	—	160,423	—	160,423

California
Certificate of Participation/Lease	—	35,670	—	35,670
Education	—	34,354	—	34,354
General Obligation	—	302,610	—	302,610
Hospital	—	15,160	—	15,160
Other Revenue	—	22,491	—	22,491
Prerefunded	—	99,569	—	99,569
Transportation	—	10,810	—	10,810
Utility	—	32,256	—	32,256
Water & Sewer	—	49,935	—	49,935

Total California	—	602,855	—	602,855

Colorado
Certificate of Participation/Lease	—	5,393	—	5,393
Education	—	5,497	—	5,497
General Obligation	—	77,415	—	77,415
Hospital	—	5,222	—	5,222
Housing	—	15	—	15
Other Revenue	—	5,609	—	5,609

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Prerefunded	—	73,508	—	73,508
Transportation	—	20,322	—	20,322

Total Colorado	—	192,981	—	192,981

Connecticut
General Obligation	—	32,032	—	32,032
Hospital	—	3,806	—	3,806
Housing	—	6,486	—	6,486
Other Revenue	—	3,466	—	3,466
Prerefunded	—	11,173	—	11,173
Special Tax	—	2,398	—	2,398
Transportation	—	984	—	984

Total Connecticut	—	60,345	—	60,345

Delaware
Education	—	3,007	—	3,007
General Obligation	—	10,481	—	10,481

Total Delaware	—	13,488	—	13,488

District of Columbia
Certificate of Participation/Lease	—	7,086	—	7,086
General Obligation	—	10,839	—	10,839
Other Revenue	—	8,367	—	8,367

Total District of Columbia	—	26,292	—	26,292

Florida
Certificate of Participation/Lease	—	11,691	—	11,691
Education	—	10,252	—	10,252
General Obligation	—	61,259	—	61,259
Housing	—	15,523	—	15,523
Industrial Development
Revenue/Pollution Control
Revenue	—	8,455	—	8,455
Other Revenue	—	11,560	—	11,560
Prerefunded	—	20,818	—	20,818
Special Tax	—	11,601	—	11,601
Transportation	—	7,813	—	7,813
Water & Sewer	—	14,790	1,072	15,862

Total Florida	—	173,762	1,072	174,834

Georgia
Certificate of Participation/Lease	—	3,049	—	3,049
General Obligation	—	75,927	—	75,927
Other Revenue	—	10,443	—	10,443
Prerefunded	—	1,476	—	1,476
Special Tax	—	11,460	—	11,460
Utility	—	1,516	—	1,516
Water & Sewer	—	35,248	—	35,248

Total Georgia	—	139,119	—	139,119

Hawaii
General Obligation	—	24,213	—	24,213
Transportation	—	17,303	—	17,303

Total Hawaii	—	41,516	—	41,516

Idaho
Hospital	—	13,592	—	13,592
Illinois
Education	—	10,383	—	10,383
General Obligation	—	89,878	—	89,878
Hospital	—	8,900	—	8,900
Other Revenue	—	30,524	—	30,524

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Prerefunded	—	26,457	—	26,457
Short Term Note	—	14,877	—	14,877
Special Tax	—	9,436	—	9,436
Transportation	—	38,284	—	38,284

Total Illinois	—	228,739	—	228,739

Indiana
Certificate of Participation/Lease	—	8,383	—	8,383
Education	—	5,319	—	5,319
Other Revenue	—	25,888	—	25,888
Prerefunded	—	5,779	—	5,779
Transportation	—	5,648	—	5,648

Total Indiana	—	51,017	—	51,017

Iowa
General Obligation	—	8,455	—	8,455
Housing	—	1,522	—	1,522
Prerefunded	—	6,071	—	6,071

Total Iowa	—	16,048	—	16,048

Kansas
General Obligation	—	17,107	—	17,107
Industrial Development
Revenue/Pollution Control
Revenue	—	5,587	—	5,587
Other Revenue	—	37,771	—	37,771
Prerefunded	—	60,283	—	60,283

Total Kansas	—	120,748	—	120,748

Kentucky
Certificate of Participation/Lease	—	16,209	—	16,209
Education	—	6,826	—	6,826
General Obligation	—	1,092	—	1,092
Hospital	—	1,111	—	1,111
Housing	—	507	—	507
Other Revenue	—	13,633	—	13,633
Prerefunded	—	8,878	—	8,878
Transportation	—	4,222	—	4,222
Utility	—	3,133	—	3,133
Water & Sewer	—	24,351	—	24,351

Total Kentucky	—	79,962	—	79,962

Louisiana
Education	—	1,012	—	1,012
General Obligation	—	10,045	1,240	11,285
Hospital	—	2,683	—	2,683
Housing	—	2,616	—	2,616
Other Revenue	—	14,505	—	14,505
Prerefunded	—	45,370	—	45,370
Special Tax	—	31,937	—	31,937
Transportation	—	2,358	—	2,358
Utility	—	1,621	—	1,621

Total Louisiana	—	112,147	1,240	113,387

Maine
Prerefunded	—	2,719	—	2,719
Maryland
Education	—	5,738	—	5,738
General Obligation	—	67,715	—	67,715
Prerefunded	—	8,781	—	8,781
Private Placement	—	—	4,441	4,441

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Transportation	—	21,944	—	21,944

Total Maryland	—	104,178	4,441	108,619

Massachusetts
Certificate of Participation/Lease	—	18,097	—	18,097
Education	—	6,534	—	6,534
General Obligation	—	23,300	—	23,300
Housing	—	3,940	—	3,940
Other Revenue	—	3,703	—	3,703
Prerefunded	—	67,683	—	67,683
Special Tax	—	4,524	—	4,524
Transportation	—	5,873	—	5,873
Water & Sewer	—	9,140	—	9,140

Total Massachusetts	—	142,794	—	142,794

Michigan
Certificate of Participation/Lease	—	2,392	—	2,392
Education	—	4,572	—	4,572
General Obligation	—	17,347	—	17,347
Hospital	—	7,187	—	7,187
Housing	—	249	—	249
Other Revenue	—	7,018	—	7,018
Prerefunded	—	5,325	—	5,325
Special Tax	—	11,798	—	11,798
Utility	—	1,614	—	1,614
Water & Sewer	—	29,579	—	29,579

Total Michigan	—	87,081	—	87,081

Minnesota
General Obligation	—	49,507	—	49,507
Prerefunded	—	15,377	—	15,377
Utility	—	5,007	—	5,007

Total Minnesota	—	69,891	—	69,891

Mississippi
General Obligation	—	2,159	—	2,159
Other Revenue	—	4,374	—	4,374
Prerefunded	—	41,546	—	41,546

Total Mississippi	—	48,079	—	48,079

Missouri
General Obligation	—	4,590	—	4,590
Housing	—	6,348	—	6,348
Other Revenue	—	44,200	—	44,200
Prerefunded	—	9,601	—	9,601
Transportation	—	21,588	—	21,588
Water & Sewer	—	15,417	—	15,417

Total Missouri	—	101,744	—	101,744

Montana
Transportation	—	3,452	—	3,452
Nebraska
General Obligation	—	18,944	—	18,944
Utility	—	8,107	—	8,107

Total Nebraska	—	27,051	—	27,051

Nevada
Prerefunded	—	3,048	—	3,048
Water & Sewer	—	5,558	—	5,558

Total Nevada	—	8,606	—	8,606

New Hampshire
Education	—	715	—	715

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Transportation	—	3,095	—	3,095
Total New Hampshire	—	3,810	—	3,810
New Jersey
Certificate of Participation/Lease	—	16,126	—	16,126
Education	—	30,877	—	30,877
General Obligation	—	8,494	—	8,494
Industrial Development
Revenue/Pollution Control
Revenue	—	4,222	—	4,222
Other Revenue	—	56,321	—	56,321
Prerefunded	—	40,582	—	40,582
Special Tax	—	11,154	—	11,154
Transportation	—	12,531	—	12,531
Water & Sewer	—	6,202	—	6,202

Total New Jersey	—	186,509	—	186,509

New Mexico
Education	—	12,521	—	12,521
General Obligation	—	2,434	—	2,434
Housing	—	8,151	—	8,151
Industrial Development
Revenue/Pollution Control
Revenue	—	1,179	—	1,179
Other Revenue	—	21,799	—	21,799
Special Tax	—	27,334	—	27,334
Transportation	—	6,822	—	6,822

Total New Mexico	—	80,240	—	80,240

New York
Certificate of Participation/Lease	—	21,481	—	21,481
Education	—	49,412	—	49,412
General Obligation	—	29,891	—	29,891
Hospital	—	4,979	—	4,979
Housing	—	13,613	—	13,613
Other Revenue	—	216,616	—	216,616
Prerefunded	—	46,148	—	46,148
Special Tax	—	120,234	—	120,234
Transportation	—	49,863	—	49,863
Utility	—	18,007	—	18,007
Water & Sewer	—	5,410	—	5,410

Total New York	—	575,654	—	575,654

North Carolina
Certificate of Participation/Lease	—	2,440	—	2,440
General Obligation	—	95,929	—	95,929
Hospital	—	2,416	—	2,416
Housing	—	331	—	331
Industrial Development
Revenue/Pollution Control
Revenue	—	6,411	—	6,411
Other Revenue	—	17,414	—	17,414
Utility	—	22,044	—	22,044

Total North Carolina	—	146,985	—	146,985

Ohio
Certificate of Participation/Lease	—	4,806	—	4,806
Education	—	1,617	—	1,617
General Obligation	—	55,492	—	55,492
Housing	—	3,420	—	3,420

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Industrial Development
Revenue/Pollution Control
Revenue	—	5,187	—	5,187
Other Revenue	—	19,598	—	19,598
Prerefunded	—	5,581	—	5,581
Transportation	—	15,010	—	15,010

Total Ohio	—	110,711	—	110,711

Oklahoma
Education	—	17,180	—	17,180
Housing	—	781	—	781
Utility	—	1,720	—	1,720

Total Oklahoma	—	19,681	—	19,681

Oregon
Certificate of Participation/Lease	—	9,848	—	9,848
Industrial Development
Revenue/Pollution Control
Revenue	—	472	—	472
Prerefunded	—	5,068	—	5,068
Water & Sewer	—	2,737	—	2,737

Total Oregon	—	18,125	—	18,125

Pennsylvania
Education	—	9,619	—	9,619
General Obligation	—	44,438	—	44,438
Hospital	—	17,207	—	17,207
Transportation	—	5,203	—	5,203
Water & Sewer	—	5,115	—	5,115

Total Pennsylvania	—	81,582	—	81,582

Puerto Rico
General Obligation	—	1,133	—	1,133
Prerefunded	—	20,155	—	20,155
Special Tax	—	1,531	—	1,531
Transportation	—	2,691	—	2,691

Total Puerto Rico	—	25,510	—	25,510

South Carolina
Education	—	16,367	—	16,367
General Obligation	—	33,723	—	33,723
Hospital	—	1,224	—	1,224
Other Revenue	—	18,766	—	18,766
Prerefunded	—	6,045	—	6,045
Utility	—	10,110	—	10,110
Water & Sewer	—	4,951	—	4,951

Total South Carolina	—	91,186	—	91,186

South Dakota
Prerefunded	—	903	—	903
Tennessee
General Obligation	—	20,112	—	20,112
Utility	—	15,984	—	15,984

Total Tennessee	—	36,096	—	36,096

Texas
Certificate of Participation/Lease	—	3,319	—	3,319
Education	—	37,482	—	37,482
General Obligation	—	167,897	—	167,897
Hospital	—	19,983	—	19,983
Other Revenue	—	55,020	—	55,020
Prerefunded	—	45,662	—	45,662
Special Tax	—	11,244	—	11,244
Transportation	—	40,199	—	40,199

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Utility	—	5,867	—	5,867
Water & Sewer	—	25,286	—	25,286

Total Texas	—	411,959	—	411,959

Utah
General Obligation	—	2,645	—	2,645
Other Revenue	—	4,140	—	4,140
Prerefunded	—	3,156	—	3,156
Water & Sewer	—	10,090	—	10,090

Total Utah	—	20,031	—	20,031

Vermont
Prerefunded	—	2,137	—	2,137
Virginia
Education	—	7,487	—	7,487
General Obligation	—	32,333	—	32,333
Industrial Development
Revenue/Pollution Control
Revenue	—	2,157	—	2,157
Other Revenue	—	10,001	—	10,001
Prerefunded	—	4,582	—	4,582
Transportation	—	12,249	—	12,249
Water & Sewer	—	12,873	—	12,873

Total Virginia	—	81,682	—	81,682

Washington
General Obligation	—	38,960	—	38,960
Hospital	—	3,639	—	3,639
Other Revenue	—	19,104	—	19,104
Prerefunded	—	3,496	—	3,496
Transportation	—	1,304	—	1,304
Utility	—	3,043	—	3,043
Water & Sewer	—	1,400	—	1,400

Total Washington	—	70,946	—	70,946

West Virginia
Certificate of Participation/Lease	—	4,205	—	4,205
Education	—	5,821	—	5,821
General Obligation	—	7,311	—	7,311
Hospital	—	2,641	—	2,641
Other Revenue	—	5,559	—	5,559
Prerefunded	—	18,691	—	18,691
Transportation	—	2,872	—	2,872
Utility	—	741	—	741
Water & Sewer	—	8,183	1,493	9,676

Total West Virginia	—	56,024	1,493	57,517

Wisconsin
General Obligation	—	83,009	—	83,009
Other Revenue	—	—	6,702	6,702
Private Placement	—	—	3,875	3,875
Water & Sewer	—	3,355	—	3,355

Total Wisconsin	—	86,364	10,577	96,941

Total	—	4,781,630	18,823	4,800,453

Short-Term Investments
Investment Companies	120,335	—	—	120,335

Total Investments in Securities	$120,335	$4,781,630	$18,823	$4,920,788

There were no transfers between Levels 1 and 2 during the period ended May 31, 2011.

	Balance as of 02/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/2011
Investments in Securities
Florida — Water & Sewer	$1,064	$—	$11	$(3)	$—	$—	$—	$—	$1,072
Louisiana — General Obligation	$1,284	$5	$43	$17		$(109)			$1,240
Maryland—Private Placement	$4,462	$—	$(15)	$(6)					$4,441
West Virginia — Water & Sewer	$1,476	$—	$20	$(3)					$1,493
Wisconsin — Other Revenue	$6,561	$—	$141			—			$6,702
Wisconsin — Private Placement	$5,136	$—	$(11)			$(1,250)			$3,875
									$—

Total	$19,983	$5	$189	$5	$—	$(1,359)	$—	$—	$18,823

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2011, which were valued using significant unobservable inputs amounted to $189.

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — 8.1%
300	Ally Auto Receivables Trust, Series 2010-4, Class A2, 0.710%, 02/15/13	300
	AmeriCredit Automobile Receivables Trust,
1,250	Series 2011-1, Class A2, 0.840%, 06/09/14	1,251
530	Series 2011-2, Class A2, 0.900%, 09/08/14	530
1,750	BA Credit Card Trust, Series 2006-A15, Class A15, VAR, 0.198%, 04/15/14	1,749
	Capital One Multi-Asset Execution Trust,
714	Series 2004-A8, Class A8, VAR, 0.328%, 08/15/14	714
1,360	Series 2005-A1, Class A1, VAR, 0.268%, 01/15/15	1,359
2,000	Series 2007-A4, Class A4, VAR, 0.228%, 03/16/15	1,998
1,300	CarMax Auto Owner Trust, Series 2011-1, Class A2, 0.720%, 11/15/13	1,301
	Citibank Credit Card Issuance Trust,
301	Series 2001-A7, Class A7, VAR, 0.396%, 08/15/13	301
1,000	Series 2007-A7, Class A7, VAR, 0.546%, 08/20/14	1,003
1,400	CNH Equipment Trust, Series 2011-A, Class A2, 0.620%, 06/16/14	1,400
350	Ford Credit Auto Owner Trust, Series 2011-A, Class A2, 0.620%, 07/15/13	350
100	Harley-Davidson Motorcycle Trust, Series 2010-1, Class A2, 0.830%, 11/15/13	100
	Honda Auto Receivables Owner Trust,
1,305	Series 2010-3, Class A2, 0.530%, 01/21/13	1,305
2,000	Series 2011-1, Class A2, 0.650%, 06/17/13	2,003
1,500	Series 2011-2, Class A2, 0.570%, 07/18/13	1,500
2,900	Hyundai Auto Receivables Trust, Series 2011-B, Class A2, 0.590%, 03/15/14	2,900
	MBNA Credit Card Master Note Trust,
1,000	Series 2002-A3, Class A3, VAR, 0.438%, 09/15/14	1,001
250	Series 2004-A8, Class A8, VAR, 0.348%, 01/15/14	250
3,350	Series 2005-A2, Class A2, VAR, 0.278%, 10/15/14	3,348
2,000	Mercedes-Benz Auto Lease Trust, Series 2011-1A, Class A2, 0.790%, 04/15/13 (e)	2,004
200	Volkswagen Auto Lease Trust, Series 2010-A, Class A2, 0.770%, 01/22/13	200
2,800	Volkswagen Auto Loan Enhanced Trust, Series 2011-1, Class A2, 0.670%, 12/20/13	2,803
1,000	World Omni Auto Receivables Trust, Series 2011-A, Class A2, 0.640%, 11/15/13	1,001

	Total Asset-Backed Securities (Cost $30,649)	30,671

Corporate Bonds — 44.2%
	Consumer Discretionary — 2.2%
	Automobiles — 2.0%
	Daimler Finance North America LLC,
1,000	5.750%, 09/08/11	1,014
1,200	7.300%, 01/15/12	1,249
2,100	PACCAR, Inc., VAR, 1.483%, 09/14/12	2,132
3,200	Volkswagen International Finance N.V., (Netherlands), VAR, 0.757%, 10/01/12 (e)	3,209

		7,604

	Hotels, Restaurants & Leisure — 0.1%
250	McDonald’s Corp., 5.750%, 03/01/12	260

	Media — 0.1%
601	Walt Disney Co. (The), 6.375%, 03/01/12	628

	Total Consumer Discretionary	8,492

Consumer Staples — 1.4%
	Beverages — 0.5%
500	Anheuser-Busch Cos. Inc., 4.700%, 04/15/12	517
1,365	PepsiCo, Inc., 5.150%, 05/15/12	1,427

		1,944

	Food Products — 0.9%
1,640	Archer-Daniels-Midland Co., VAR, 0.422%, 08/13/12	1,642
	Cargill, Inc.,
1,300	5.200%, 01/22/13 (e)	1,388
195	5.600%, 09/15/12 (e)	206
200	6.375%, 06/01/12 (e)	210

		3,446

	Total Consumer Staples	5,390

Energy — 2.4%
	Oil, Gas & Consumable Fuels — 2.4%
1,200	Apache Corp., 6.250%, 04/15/12	1,259
1,800	BP Capital Markets plc, (United Kingdom), 3.125%, 03/10/12	1,833
3,200	Devon Financing Corp. ULC, (Canada), 6.875%, 09/30/11	3,267

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
2,825	Shell International Finance B.V., (Netherlands), VAR, 0.659%, 06/22/12	2,836

	Total Energy	9,195

Financials — 27.7%
	Capital Markets — 3.2%
	Bank of New York Mellon Corp. (The),
500	5.000%, 03/23/12	519
500	VAR, 0.409%, 03/23/12	500
3,250	BlackRock, Inc., VAR, 0.557%, 05/24/13	3,256
3,433	Credit Suisse, (Switzerland), 3.450%, 07/02/12	3,538
1,400	Credit Suisse USA, Inc., 6.500%, 01/15/12	1,453
1,350	Merrill Lynch & Co., Inc., VAR, 0.474%, 07/25/11	1,350
1,500	UBS AG, (Switzerland), VAR, 1.558%, 09/29/11	1,506

		12,122

	Commercial Banks — 11.8%
500	Australia & New Zealand Banking Group Ltd., (Australia), VAR, 0.873%, 08/04/11 (e)	501
935	Bank of Montreal, (Canada), VAR, 0.743%, 04/29/14	937
1,500	Barclays Bank plc, (United Kingdom), 2.700%, 03/05/12 (e)	1,527
	BB&T Corp.,
3,686	3.850%, 07/27/12	3,814
1,500	VAR, 0.973%, 04/28/14	1,502
500	BNP Paribas, (France), VAR, 0.774%, 07/21/11	500
	HSBC Bank plc, (United Kingdom),
687	1.625%, 08/12/13 (e)	691
5,100	VAR, 0.676%, 01/18/13 (e)	5,104
1,400	VAR, 0.687%, 05/15/13 (e)	1,399
2,000	VAR, 0.723%, 08/03/12 (e)	2,005
2,900	ING Bank N.V., (Netherlands), VAR, 0.913%, 01/13/12 (e)	2,906
1,250	National City Bank, VAR, 0.411%, 03/01/13	1,247
1,000	Nordea Bank AB, (Sweden), 2.500%, 11/13/12 (e)	1,020
500	PNC Funding Corp., VAR, 0.413%, 01/31/12	500
	Rabobank Nederland N.V., (Netherlands),
3,600	2.650%, 08/17/12 (e)	3,691
1,000	VAR, 0.423%, 02/04/13 (e)	1,000
500	VAR, 0.472%, 08/05/11 (e)	500
1,000	VAR, 0.474%, 01/26/12 (e)	1,001
2,000	VAR, 0.617%, 04/14/14	2,000
	Royal Bank of Canada, (Canada),
750	VAR, 0.460%, 12/12/12	751
3,000	VAR, 0.460%, 03/08/13	3,001
430	U.S. Bancorp, 2.125%, 02/15/13	440
5,225	Wachovia Corp., VAR, 2.043%, 05/01/13	5,373
	Wells Fargo & Co.,
100	4.000%, 06/02/11	100
1,500	4.375%, 01/31/13	1,583
1,450	5.250%, 10/23/12	1,537
75	5.300%, 08/26/11	76

		44,706

	Consumer Finance — 4.0%
4,494	American Express Credit Corp., VAR, 0.313%, 02/24/12	4,488
	American Honda Finance Corp.,
600	2.375%, 03/18/13 (e)	612
1,360	5.100%, 03/27/12 (e)	1,405
150	VAR, 0.479%, 03/27/12 (e)	150
1,500	VAR, 0.560%, 12/09/11 (e)	1,500
520	Boeing Capital Corp., 6.500%, 02/15/12	542
	John Deere Capital Corp.,
2,000	5.250%, 10/01/12	2,118
1,000	7.000%, 03/15/12	1,052
2,200	PACCAR Financial Corp., VAR, 0.659%, 04/05/13	2,213
	Toyota Motor Credit Corp.,
850	5.250%, 12/22/11	873
250	VAR, 3.790%, 01/09/12	255

		15,208

	Diversified Financial Services — 3.2%
500	Caterpillar Financial Services Corp., 4.850%, 12/07/12	531
2,300	Citigroup, Inc., 5.100%, 09/29/11	2,333
	General Electric Capital Corp.,
1,000	3.500%, 08/13/12	1,031
458	4.250%, 06/15/12	475
1,200	5.250%, 10/19/12	1,272
500	5.450%, 01/15/13	535
500	VAR, 0.418%, 05/08/13	498
500	VAR, 1.128%, 01/15/13	505
800	VAR, 1.159%, 05/22/13	809
1,974	LICO Icahn Ltd., VAR, 0.910%, 09/10/11 (e) (f) (i)	1,974
2,200	NYSE Euronext, 4.800%, 06/28/13	2,354

		12,317

	FDIC Guaranteed Securities (~) — 0.2%
800	Citigroup Funding, Inc., 1.875%, 10/22/12	817

	Insurance — 5.2%
395	Berkshire Hathaway Finance Corp., 4.750%, 05/15/12	411
4,610	Berkshire Hathaway, Inc., VAR, 0.696%, 02/11/13	4,635
170	Chubb Corp. (The), 6.000%, 11/15/11	174
500	Jackson National Life Global Funding, 6.125%, 05/30/12 (e)	526

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Insurance — Continued
	MassMutual Global Funding II,
200	3.625%, 07/16/12 (e)	206
1,800	VAR, 0.808%, 09/27/13 (e)	1,809
	MetLife Institutional Funding II,
1,100	VAR, 0.685%, 07/12/12 (e)	1,103
1,850	VAR, 1.201%, 04/04/14 (e)	1,855
	Metropolitan Life Global Funding I,
985	2.500%, 01/11/13 (e)	1,005
1,200	2.875%, 09/17/12 (e)	1,230
1,000	VAR, 0.560%, 03/15/12 (e)	1,000
	New York Life Global Funding,
545	4.650%, 05/09/13 (e)	585
150	5.250%, 10/16/12 (e)	159
1,000	VAR, 0.308%, 08/22/12 (e)	1,001
1,000	Pricoa Global Funding I, 4.625%, 06/25/12 (e)	1,033
	Principal Life Global Funding I,
650	5.250%, 01/15/13 (e)	693
1,275	6.250%, 02/15/12 (e)	1,325
	Principal Life Income Funding Trusts,
50	5.150%, 06/17/11	50
1,000	VAR, 0.448%, 11/08/13	991

		19,791

	Real Estate Investment Trusts (REITs) — 0.1%
250	Arden Realty LP, 5.200%, 09/01/11	253

	Total Financials	105,214

Health Care — 1.6%
	Pharmaceuticals — 1.6%
1,900	Sanofi, (France), VAR, 0.507%, 03/28/13	1,903
3,941	Teva Pharmaceutical Finance III LLC, 1.500%, 06/15/12	3,979

	Total Health Care	5,882

Industrials — 1.3%
	Machinery — 1.3%
4,890	Caterpillar, Inc., VAR, 0.425%, 05/21/13	4,893

Information Technology — 1.8%
	Computers & Peripherals — 0.8%
3,000	Hewlett-Packard Co, VAR, 0.534%, 05/24/13	3,002

	Semiconductors & Semiconductor Equipment — 1.0%
3,700	Texas Instruments, Inc., VAR, 0.439%, 05/15/13	3,706

	Total Information Technology	6,708

Telecommunication Services — 2.9%
	Diversified Telecommunication Services — 1.9%
1,255	Telefonica Emisiones S.A.U., (Spain), 5.984%, 06/20/11	1,258
137	TELUS Corp., (Canada), 8.000%, 06/01/11	137
2,500	Verizon Global Funding Corp., 7.375%, 09/01/12	2,703
500	Verizon Maryland, Inc., 6.125%, 03/01/12	520
2,500	Verizon New Jersey, Inc., 5.875%, 01/17/12	2,581

		7,199

	Wireless Telecommunication Services — 1.0%
1,000	AT&T Mobility LLC, 6.500%, 12/15/11	1,032
2,411	New Cingular Wireless Services, Inc., 8.125%, 05/01/12 (m)	2,573

		3,605

	Total Telecommunication Services	10,804

Utilities — 2.9%
	Electric Utilities — 2.8%
1,300	Carolina Power & Light Co., 6.500%, 07/15/12	1,384
3,141	Commonwealth Edison Co., 6.150%, 03/15/12	3,277
2,997	Consumers Energy Co., 5.000%, 02/15/12	3,086
2,086	FPL Group Capital, Inc., 5.625%, 09/01/11	2,111
625	Southern Co., 5.300%, 01/15/12	643

		10,501

	Gas Utilities — 0.1%
500	Consolidated Natural Gas Co., 6.250%, 11/01/11	511

	Total Utilities	11,012

	Total Corporate Bonds (Cost $167,413)	167,590

Foreign Government Security — 0.1%
325	Province of Ontario, (Canada), 2.625%, 01/20/12 (Cost $329)	330

Municipal Bonds — 0.4%
	Ohio — 0.1%
500	State of Ohio, Highway Capital Improvements, Series H, GO, 5.000%, 05/01/12 (p)	530

	Pennsylvania — 0.1%
500	Commonwealth of Pennsylvania, Second Series, GO, AGM, 5.500%, 05/01/17 (p)	524

	Texas — 0.2%
95	Dallas Independent School District, GO, PSF-GTD, 5.500%, 02/15/14 (p)	98
500	Plano Independent School District, GO, PSF-GTD, 5.000%, 02/15/18 (p)	517

		615

	Total Municipal Bonds (Cost $1,666)	1,669

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	U.S. Government Agency Securities — 1.9%
	Federal Farm Credit Bank,
500	VAR, 0.350%, 09/16/13	501
10	2.250%, 02/17/12	10
	Federal Home Loan Mortgage Corp.,
1,000	VAR, 0.290%, 01/10/13	1,001
3,500	1.000%, 08/28/12	3,529
250	5.500%, 08/20/12	266
2,000	Federal National Mortgage Association, VAR, 0.266%, 03/04/14	2,001

	Total U.S. Government Agency Securities (Cost $7,303)	7,308

Short-Term Investments— 45.4%
	Certificates of Deposit— 18.4%
	Bank of Nova Scotia, (Canada)
400	0.000%, 10/15/12	401
3,200	0.505%, 10/01/12	3,199
600	0.518%, 08/09/12	600
250	0.560%, 03/12/12	250
3,500	0.575%, 10/18/12	3,504
	Bank of Tokyo-Mitsubishi UFJ Ltd.
500	0.560%, 10/03/11	500
1,000	0.620%, 02/03/12	1,001
3,000	0.630%, 03/09/12	3,001
	BNP Paribas, (France)
400	0.425%, 10/14/11	400
500	0.550%, 08/05/11	500
1,500	0.580%, 02/21/12	1,500
1,500	0.590%, 11/22/11	1,502
4,500	0.630%, 12/01/11	4,506
	Canadian Imperial Bank of Commerce
1,000	0.472%, 11/05/12	1,000
250	0.475%, 07/17/12	250
3,600	0.505%, 10/01/12	3,600
1,900	0.510%, 02/14/12	1,903
3,000	Commerzbank AG, 0.270%, 07/21/11	3,000
2,000	Credit Industriel et Commercial, 0.440%, 10/20/11	2,001
	Deutsche Bank AG, (Germany)
500	0.400%, 07/05/11	500
2,000	0.450%, 04/04/12	2,001
4,000	0.600%, 03/29/12	4,008
	National Bank of Canada, (Canada)
3,000	0.400%, 05/03/12	3,000
3,000	0.480%, 03/21/12	3,002
800	0.510%, 02/03/12	801
4,000	Nordea Bank Finland plc, (Finland), 0.462%, 11/13/12	3,998
1,500	Norinchukin Bank Ltd, (Japan), 0.450%, 08/10/11	1,501
	Norinchukin Bank Ltd.
1,700	0.400%, 09/07/11	1,700
250	0.480%, 06/06/11	250
250	Rabobank Nederland N.V., (Netherlands), 0.275%, 10/21/11	250
2,000	Shizuoka Bank, 0.410%, 09/07/11	2,001
1,200	Societe Generale, (France), 0.560%, 11/01/11	1,201
250	Sumitomo Mitsui Banking Corp., (Japan), VAR, 0.424%, 07/25/11	250
	UBS AG
300	0.500%, 10/25/11	300
3,500	0.510%, 05/11/12	3,500
250	0.545%, 07/01/11	250
1,000	0.550%, 04/25/12	1,001
	Westpac Banking Corp.
4,000	0.400%, 05/03/12	4,000
3,500	0.430%, 03/23/12	3,502
250	0.570%, 12/01/11	250

	Total Certificates of Deposit (Cost $69,850)	69,884

	Commercial Paper— 8.3%
1,250	BP Capital Markets plc, (United Kingdom), 0.741%, 01/04/12 (e)	1,248
	BPCE S.A., (France)
1,500	0.526%, 08/10/11 (e)	1,500
3,500	0.541%, 09/15/11 (e)	3,497
3,000	Caisse d’Amortissement de la Dette Sociale06/01/12 (e)	2,987
6,000	Kells Funding LLC, 0.391%, 09/09/11	5,996
6,500	Macquarie Bank Ltd., (Australia), 0.421%, 11/08/11 (e) (n)	6,489
5,000	Reckitt Benckiser Treasury Services plc, (United Kingdom), 0.735%, 03/07/12 (e)	4,981
1,500	Sanofi, (France), 0.340%, 09/14/11 (e)	1,499
	Vodafone Group plc, (United Kingdom)
700	0.654%, 01/19/12 (e)	698
2,500	0.756%, 03/05/12 (e)	2,488
250	0.858%, 01/13/12 (e)	249

	Total Commercial Paper (Cost $31,607)	31,632

	Repurchase Agreements— 11.9%
8,000	Barclays Capital, Inc., VAR, 0.590%, dated 05/05/11, due 04/12/11, repurchase price $8,045, collateralized by Corporate Bonds and Notes with a value of $8,400 (f) (i)	8,000
5,000	Barclays Capital, Inc., VAR, 0.590%, dated 05/18/11, due 05/18/12, repurchase price $5,030, collateralized by Corporate Bonds and Notes with a value of $5,250 (f) (i)	5,000

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Repurchase Agreements — Continued
1,000	Citigroup, Inc., VAR, 0.900%, dated 01/18/11, due 06/08/12, repurchase price $1,013, collateralized by Corporate Bonds and Notes with a value of $1,050 (f) (i)	1,000
7,000	Deutsche Bank AG, VAR, 0.490%, dated 04/26/11, due 04/25/12, repurchase price $7,035, collateralized by Corporate Bonds and Notes with a value of $7,376 (f) (i)	7,000
2,000	Merrill Lynch & Co., Inc., VAR, 0.340%, dated 02/04/11, due 11/04/11, repurchase price $2,005, collateralized by Corporate Bonds and Notes with a value of $2,100 (f) (i)	2,000
12,000	Morgan Stanley & Co., Inc., VAR, 1.000%, dated 05/19/11, due 05/12/12, repurchase price $12,120, collateralized by Corporate Bonds and Notes with a value of $12,600 (f) (i)	12,000
10,000	Royal Bank of Scotland, 0.410%, dated 05/31/11, due 06/01/11, repurchase price $10,000, collateralized by Corporate Bonds and Notes with a value of $10,303	10,000

	Total Repurchase Agreements (Cost $45,000)	45,000

SHARES
Investment Company — 6.8%
25,921	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $25,921)	25,921

	Total Short-Term Investments (Cost $172,378)	172,437

	Total Investments —100.1% (Cost $379,738)	380,005

	Liabilities in Excess of Other Assets — (0.1)%	(352)

	NET ASSETS — 100.0%	$379,653

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AGM	—	Insured by Assured Guaranty Municipal Corp.
GO	—	General Obligation
GTD	—	Guaranteed
PSF	—	Permanent School Fund
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2011.

(~)	Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $36,974,000 which amounts to 9.7% of total investments.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of May 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(p)	Security is prerefunded or escrowed to maturity.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$293
Aggregate gross unrealized depreciation	(26)

Net unrealized appreciation/depreciation	$267

Federal income tax cost of investments	$379,738

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$30,671	$—	$30,671
Corporate Bonds
Consumer Discretionary	—	8,492	—	8,492
Consumer Staples	—	5,390	—	5,390
Energy	—	9,195	—	9,195
Financials	—	103,240	1,974	105,214
Health Care	—	5,882	—	5,882
Industrials	—	4,893	—	4,893
Information Technology	—	6,708	—	6,708
Telecommunication Services	—	10,804	—	10,804
Utilities	—	11,012	—	11,012

Total Corporate Bonds	—	165,616	1,974	167,590

Foreign Government Securities	—	330	—	330
Municipal Bonds	—	1,669	—	1,669
U.S. Government Agency
Securities	—	7,308	—	7,308
Short-Term Investments
Certificates of Deposit	—	69,884	—	69,884
Commercial Paper	—	31,632	—	31,632
Investment Company	25,921	—	—	25,921
Repurchase Agreements	—	45,000	—	45,000

Total Investments in Securities	$25,921	$352,110	$1,974	$380,005

There were no transfers between Levels 1 and 2 during the period ended May 31, 2011.

	Balance as of 02/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases [1]	Sales [2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/2011
Investments in Securities
Corporate Bonds - Financials	$—	$—	$—	$—	$3,000	$(1,026)	$—	$—	$1,974

Total	$—	$—	$—	$—	$3,000	$(1,026)	$—	$—	$1,974

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2011, which were valued using significant unobservable inputs amounted to $0.

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 3.5%
1,704	Argent Securities, Inc., Series 2004-W7, Class M2, VAR, 0.794%, 05/25/34 (m)	1,335
1,957	Asset Backed Securities Corp. Home Equity, Series 2004-HE7, Class M2, VAR, 1.244%, 10/25/34 (m)	1,595
381	Bear Stearns Asset Backed Securities Trust, Series 2006- SD2, Class A1, VAR, 0.574%, 06/25/36 (m)	315
1,256	New Century Home Equity Loan Trust, Series 2005-A, Class A6, SUB, 4.954%, 08/25/35 (m)	1,194
	Option One Mortgage Loan Trust,
650	Series 2004-3, Class M2, VAR, 0.764%, 11/25/34 (m)	567
286	Series 2004-3, Class M3, VAR, 0.844%, 11/25/34 (m)	233
	Renaissance Home Equity Loan Trust,
1,159	Series 2003-3, Class M1, VAR, 0.924%, 12/25/33 (m)	805
1,286	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36 (m)	1,192
773	Structured Asset Investment Loan Trust, Series 2004-7, Class M1, VAR, 1.244%, 08/25/34 (m)	634
719	Structured Asset Securities Corp., Series 2005-WF2, Class M2, VAR, 0.614%, 05/25/35 (m)	557

	Total Asset-Backed Securities (Cost $8,336)	8,427

Collateralized Mortgage Obligations — 3.3%
	Non-Agency CMO — 3.3%
96	Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 2A2, 5.500%, 11/25/35 (m)	91
	Countrywide Alternative Loan Trust,
722	Series 2004-24CB, Class 1A1, 6.000%, 11/25/34 (m)	701
940	Series 2004-28CB, Class 2A4, 5.750%, 01/25/35 (m)	903
152	Series 2006-J3, Class 4A1, 5.750%, 05/25/26 (m)	130
496	Series 2007-25, Class 2A1, 6.000%, 11/25/22 (m)	477
1,448	First Horizon Alternative Mortgage Securities, Series 2005-FA1, Class 1A4, 5.500%, 03/25/35 (m)	1,380
527	First Horizon Asset Securities, Inc., Series 2005- 8, Class 2A1, 5.250%, 02/25/21 (m)	527
	Morgan Stanley Mortgage Loan Trust,
1,615	Series 2004-4, Class 2A, VAR, 6.365%, 09/25/34 (m)	1,610
513	Series 2004-9, Class 1A, VAR, 5.961%, 11/25/34 (m)	495
170	Residential Accredit Loans, Inc., Series 2006-QS4, Class A2, 6.000%, 04/25/36 (m)	122
912	Residential Asset Securitization Trust, Series 2005-A8CB, Class A11, 6.000%, 07/25/35 (m)	814
917	Structured Asset Securities Corp., Series 2003-35, Class B1, VAR, 5.539%, 12/25/33 (m)	751
132	Washington Mutual Alternative Mortgage Pass- Through Certificates, Series 2006-3, Class 5A2, 5.500%, 03/25/21 (m)	120

	Total Collateralized Mortgage Obligations (Cost $8,112)	8,121

Corporate Bonds — 50.5%
Consumer Discretionary — 8.0%
	Auto Components — 0.3%
EUR 150	Conti-Gummi Finance B.V., (Netherlands), 6.500%, 01/15/16 (m)	224
500	Goodyear Tire & Rubber Co. (The), 8.250%, 08/15/20 (m)	549

		773

	Broadcasting & Cable TV — 0.7%
650	CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 04/30/18 (m)	689
	DISH DBS Corp.,
150	7.125%, 02/01/16 (m)	160
850	7.875%, 09/01/19 (m)	925

		1,774

	Diversified Consumer Services — 0.5%
	Service Corp. International,

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Diversified Consumer Services — Continued
150	6.750%, 04/01/15 (m)	161
1,000	7.000%, 05/15/19 (m)	1,059

		1,220

	Gaming — 0.9%
1,000	Harrah’s Operating Co., Inc., 11.250%, 06/01/17 (m)	1,125
	MGM Resorts International,
75	7.500%, 06/01/16 (m)	74
750	9.000%, 03/15/20 (m)	834
75	11.125%, 11/15/17 (m)	87

		2,120

	Hotels, Restaurants & Leisure — 1.4%
1,150	Host Hotels & Resorts LP, 6.750%, 06/01/16 (m)	1,188
1,000	Marina District Finance Co., Inc., 9.875%, 08/15/18 (e) (m)	1,045
1,000	Vail Resorts, Inc., 6.500%, 05/01/19 (e) (m)	1,021

		3,254

	Household Durables — 0.5%
1,000	Libbey Glass, Inc., 10.000%, 02/15/15 (m)	1,090
150	Sealy Mattress Co., 8.250%, 06/15/14 (m)	150

		1,240

	Leisure Equipment & Products — 0.1%
150	Easton-Bell Sports, Inc., 9.750%, 12/01/16 (m)	168

	Media — 2.8%
1,000	AMC Entertainment, Inc., 8.750%, 06/01/19 (m)	1,074
1,150	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (e) (m)	1,222
750	Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17 (m)	819
750	Intelsat Jackson Holdings S.A., (Luxembourg), 11.250%, 06/15/16 (m)	795
1,210	NBC Universal Media LLC, 4.375%, 04/01/21 (e) (m)	1,203
1,000	Quebecor Media, Inc., (Canada), 7.750%, 03/15/16 (m)	1,038
650	Visant Corp., 10.000%, 10/01/17 (m)	687

		6,838

	Multiline Retail — 0.1%
200	Macy’s Retail Holdings, Inc., 6.375%, 03/15/37 (m)	213

	Specialty Retail — 0.4%
1,000	Michael’s Stores, Inc., 7.750%, 11/01/18 (e) (m)	1,022

	Textiles, Apparel & Luxury Goods — 0.3%
750	Hanesbrands, Inc., 8.000%, 12/15/16 (m)	814

	Total Consumer Discretionary	19,436

Consumer Staples — 3.7%
	Beverages — 0.5%
1,150	Constellation Brands, Inc., 7.250%, 09/01/16 (m)	1,258

	Food & Staples Retailing — 0.8%
650	Rite Aid Corp., 8.000%, 08/15/20 (m)	700
1,150	SUPERVALU, Inc., 8.000%, 05/01/16 (m)	1,197

		1,897

	Food Products — 1.0%
1,000	Blue Merger Sub, Inc., 7.625%, 02/15/19 (e) (m)	1,021
1,230	Kraft Foods, Inc., 5.375%, 02/10/20 (m)	1,346

		2,367

	Household Products — 1.1%
1,305	Central Garden and Pet Co., 8.250%, 03/01/18 (m)	1,374
	Jarden Corp.,
150	7.500%, 05/01/17 (m)	160
1,000	7.500%, 01/15/20 (m)	1,065
150	Spectrum Brands Holdings, Inc., 9.500%, 06/15/18 (e) (m)	168

		2,767

	Tobacco — 0.3%
645	Altria Group, Inc., 4.750%, 05/05/21 (m)	651

	Total Consumer Staples	8,940

Energy — 3.7%
	Energy Equipment & Services — 0.5%
1,125	Ensco plc, (United Kingdom), 4.700%, 03/15/21 (m)	1,151

	Oil, Gas & Consumable Fuels — 3.2%
	Anadarko Petroleum Corp.,
1,220	6.375%, 09/15/17 (m)	1,402
100	Arch Coal, Inc., 8.750%, 08/01/16 (m)	111
675	Buckeye Partners LP, 4.875%, 02/01/21 (m)	696
1,036	Denbury Resources, Inc., 9.750%, 03/01/16 (m)	1,166

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
515	Energy Transfer Partners LP, 6.050%, 06/01/41 (m)	521
830	Enterprise Products Operating LLC, 3.200%, 02/01/16 (m)	847
335	Kinder Morgan Energy Partners LP, 6.375%, 03/01/41 (m)	356
1,245	Petrohawk Energy Corp., 7.875%, 06/01/15 (m)	1,313
	Suncor Energy, Inc.,
	(Canada),
560	6.500%, 06/15/38 (m)	635
650	Valero Energy Corp., 6.625%, 06/15/37 (m)	695

		7,742

	Total Energy	8,893

Financials — 11.5%
	Capital Markets — 0.8%
170	Credit Suisse, (Switzerland), VAR, 0.951%, 05/15/17 (m) (x)	138
345	Goldman Sachs Group, Inc. (The), 6.250%, 02/01/41 (m)	349
950	Morgan Stanley, 5.750%, 01/25/21 (m)	993
EUR 300	UBS AG, (Switzerland), VAR, 4.280%, 04/15/15 (m) (x)	391

		1,871

	Commercial Banks — 3.9%
EUR 660	ABN Amro Bank N.V., (Netherlands), VAR, 4.310%, 03/10/16 (m) (x)	785
EUR 600	Banco Bilbao Vizcaya Argentaria S.A., (Spain), VAR, 4.375%, 10/20/19 (m)	800
EUR 400	Barclays Bank plc, (United Kingdom), 6.000%, 01/14/21 (m)	559
EUR 700	BNP Paribas, (France), VAR, 4.730%, 04/12/16 (m) (x)	909
GBP 375	ING Bank N.V., (Netherlands), VAR, 6.875%, 05/29/23 (m)	657
450	Intesa Sanpaolo S.p.A., (Italy), 6.500%, 02/24/21 (e) (m)	487
EUR 1,275	Lloyds TSB Bank plc, (United Kingdom), 6.500%, 03/24/20 (m)	1,757
EUR 300	National Capital Instruments Euro LLC 2, VAR, 2.153%, 09/29/16 (m) (x)	354
650	Natixis, (France), VAR, 0.528%, 01/15/19 (m)	589
EUR 365	Royal Bank of Scotland plc (The), (United Kingdom), VAR, 4.625%, 09/22/21 (m)	463
GBP 350	Societe Generale, (France), VAR, 8.875%, 06/16/18 (m) (x)	591
EUR 800	Standard Chartered Bank, (United Kingdom), VAR, 1.497%, 03/28/18 (m)	1,105
395	Wells Fargo & Co., 3.676%, 06/15/16 (m)	410

		9,466

	Consumer Finance — 1.5%
750	Ally Financial, Inc., 6.750%, 12/01/14 (m)	799
	Ford Motor Credit Co. LLC,
500	6.625%, 08/15/17 (m)	545
150	8.000%, 12/15/16 (m)	173
	International Lease Finance Corp.,
500	8.625%, 09/15/15 (m)	555
500	8.750%, 03/15/17 (m)	566
945	RCI Banque S.A., (France),
	4.600%, 04/12/16 (e) (m)	975

		3,613

	Diversified Financial Services — 2.1%
330	AngloGold Ashanti Holdings plc, (United Kingdom), 5.375%, 04/15/20 (m)	340
	CIT Group, Inc.,
500	7.000%, 05/01/16 (m)	502
500	7.000%, 05/01/17 (m)	502
	Citigroup, Inc.,
480	4.750%, 05/19/15 (m)	515
800	5.375%, 08/09/20 (m)	841
EUR 350	Fiat Industrial Finance Europe S.A., (Luxembourg), 6.250%, 03/09/18 (m)	506
EUR 700	Hutchison Whampoa Finance 09 Ltd., (Cayman Islands), 4.750%, 11/14/16 (m)	1,047
GBP 475	Xstrata Canada Financial Corp., (Canada), 7.375%, 05/27/20 (m)	902

		5,155

	Insurance — 1.6%
GBP 170	Aegon N.V., (Netherlands), 6.625%, 12/16/39 (m)	286
EUR 270	Allianz Finance II B.V., (Netherlands), VAR, 4.375%, 02/17/17 (m) (x)	344

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		Insurance — Continued
EUR	420	Allianz France S.A., (France), VAR, 4.625%, 06/10/15 (m) (x)	544
	1,200	American International Group, Inc., 6.400%, 12/15/20 (m)	1,307
	305	Hartford Financial Services Group, Inc., 6.625%, 03/30/40 (m)	326
	560	Nationwide Financial Services, 5.375%, 03/25/21 (e) (m)	581
GBP	400	Swiss Reinsurance, (Netherlands), VAR, 6.302%, 05/25/19 (m) (x)	586

			3,974

		Real Estate Investment Trusts (REITs) — 1.3%
	920	Camden Property Trust, 4.625%, 06/15/21 (m)	915
	600	HCP, Inc., 5.375%, 02/01/21 (m)	630
	550	Mack-Cali Realty LP, 7.750%, 08/15/19 (m)	677
	1,000	Ventas Realty LP/Ventas Capital Corp., 4.750%, 06/01/21 (m)	997

			3,219

		Real Estate Management & Development — 0.3%
	720	Duke Realty LP, 6.750%, 03/15/20 (m)	825

		Total Financials	28,123

	Health Care — 3.5%
		Health Care Equipment & Supplies — 1.1%
	1,000	Accellent, Inc., 8.375%, 02/01/17 (m)	1,065
	500	Biomet, Inc., PIK, 11.125%, 10/15/17 (m)	555
	1,000	DJO Finance LLC/DJO Finance Corp., 7.750%, 04/15/18 (e) (m)	1,028

			2,648

		Health Care Providers & Services — 1.7%
	1,000	CHS/Community Health Systems, Inc., 8.875%, 07/15/15 (m)	1,032
	750	HCA Holdings, Inc., 7.750%, 05/15/21 (e) (m)	785
	150	HCA, Inc., PIK, 10.375%, 11/15/16 (m)	160
	750	Health Management Associates, Inc., 6.125%, 04/15/16 (m)	784
	1,000	Tenet Healthcare Corp., 8.000%, 08/01/20 (m)	1,034
	150	United Surgical Partners International, Inc., PIK, 10.000%, 05/01/17 (m)	159
	330	UnitedHealth Group, Inc., 5.700%, 10/15/40 (m)	338

			4,292

		Pharmaceuticals — 0.7%
		Mylan, Inc.,
	500	7.625%, 07/15/17 (e) (m)	551
	150	7.875%, 07/15/20 (e) (m)	166
		Valeant Pharmaceuticals International,
	600	6.500%, 07/15/16 (e) (m)	597
	150	6.875%, 12/01/18 (e) (m)	147
	250	7.250%, 07/15/22 (e) (m)	245

			1,706

		Total Health Care	8,646

	Industrials — 4.8%
		Airlines — 0.5%
	162	Continental Airlines 2009-2 Class A Pass-Through Trust, 7.250%, 11/10/19 (m)	175
	725	Continental Airlines 2010-1 Class A Pass-Through Trust, 4.750%, 01/12/21 (m)	707
	351	Delta Air Lines, Inc., Series 2009-1A, 7.750%, 12/17/19 (m)	383

			1,265

		Commercial Services & Supplies — 0.9%
	97	ACCO Brands Corp., 10.625%, 03/15/15 (m)	109
		Geo Group, Inc. (The),
	750	6.625%, 02/15/21 (e) (m)	752
	295	7.750%, 10/15/17 (m)	316
	1,000	Iron Mountain, Inc., 8.375%, 08/15/21 (m)	1,070

			2,247

		Machinery — 0.9%
	1,000	Case New Holland, Inc., 7.875%, 12/01/17 (e) (m)	1,112
	995	Caterpillar, Inc., 5.200%, 05/27/41 (m)	1,006

			2,118

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Road & Rail — 1.7%
1,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.250%, 01/15/19 (m)	1,036
GBP 650	Eversholt Funding plc, (United Kingdom), 6.359%, 12/02/25 (m)	1,099
1,000	Hertz Corp. (The), 6.750%, 04/15/19 (e) (m)	1,010
1,000	RSC Equipment Rental, Inc./RSC Holdings III LLC, 8.250%, 02/01/21 (m)	1,033

		4,178

	Trading Companies & Distributors — 0.3%
EUR 460	Rexel S.A., (France), 8.250%, 12/15/16 (m)	713

	Transportation Infrastructure — 0.5%
GBP 425	BAA SH plc, (United Kingdom), 7.125%, 03/01/17 (m)	695
EUR 400	HIT Finance B.V., (Netherlands), 5.750%, 03/09/18 (m)	597

		1,292

	Total Industrials	11,813

Information Technology — 3.0%
	Communications Equipment — 0.6%
500	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29 (m)	459
	Avaya, Inc.,
850	7.000%, 04/01/19 (e) (m)	831
75	9.750%, 11/01/15 (m)	78
75	PIK, 10.875%, 11/01/15 (m)	78

		1,446

	Electronic Equipment, Instruments & Components — 0.4%
900	NXP B.V./NXP Funding LLC, (Netherlands), 9.750%, 08/01/18 (e) (m)	1,040

	IT Services — 1.3%
1,250	Fidelity National Information Services, Inc., 7.875%, 07/15/20 (m)	1,378
	First Data Corp.,
150	8.875%, 08/15/20 (e) (m)	163
500	PIK, 8.750%, 01/15/22 (e) (m)	499
950	SunGard Data Systems, Inc., 10.250%, 08/15/15 (m)	988

		3,028

	Semiconductors & Semiconductor Equipment — 0.7%
705	Amkor Technology, Inc., 7.375%, 05/01/18 (m)	735
900	Freescale Semiconductor, Inc., 9.250%, 04/15/18 (e) (m)	1,003

		1,738

	Total Information Technology	7,252

Materials — 3.1%
	Chemicals — 0.3%
750	Huntsman International LLC, 5.500%, 06/30/16 (m)	745

	Construction Materials — 0.6%
GBP 370	Crh Finance UK plc, (United Kingdom), 8.250%, 04/24/15 (m)	700
EUR 305	HeidelbergCement Finance B.V., (Netherlands), 8.000%, 01/31/17 (m)	488
EUR 200	Lafarge S.A., (France), 6.250%, 04/13/18 (m)	293

		1,481

	Containers & Packaging — 1.0%
700	Ardagh Packaging Finance plc, (Ireland), 9.125%, 10/15/20 (e) (m)	770
750	Graham Packaging Co. LP/GPC Capital Corp. I, 8.250%, 10/01/18 (m)	817
750	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 9.000%, 04/15/19 (e) (m)	796

		2,383

	Metals & Mining — 1.1%
1,130	ArcelorMittal, (Luxembourg), 5.500%, 03/01/21 (m)	1,138
815	Barrick North America Finance LLC, 5.700%, 05/30/41 (e)	814
700	Vale Overseas Ltd., (Cayman Islands), 4.625%, 09/15/20 (m)	696

		2,648

	Paper & Forest Products — 0.1%
GBP 205	UPM-Kymmene OYJ, (Finland), 6.625%, 01/23/17 (m)	352

	Total Materials	7,609

Telecommunication Services — 4.2%
	Diversified Telecommunication Services — 3.1%
810	AT&T, Inc., 4.450%, 05/15/21 (m)	825
1,000	Cincinnati Bell, Inc., 8.375%, 10/15/20 (m)	1,012

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — Continued
		Diversified Telecommunication Services — Continued
	1,000	Clearwire Communications LLC/Clearwire Finance, Inc., 12.000%, 12/01/15 (e) (m)	1,091
	150	GCI, Inc., 8.625%, 11/15/19 (m)	167
	1,000	PAETEC Holding Corp., 9.875%, 12/01/18 (e) (m)	1,073
		Qwest Communications International, Inc.,
	600	7.500%, 02/15/14 (m)	608
	150	8.000%, 10/01/15 (m)	164
	240	Telecom Italia Capital S.A., (Luxembourg), 7.721%, 06/04/38 (m)	257
	875	Telefonica Emisiones S.A.U., (Spain), 5.462%, 02/16/21 (m)	909
		Windstream Corp.,
	750	7.750%, 10/01/21 (m)	812
	250	8.125%, 09/01/18 (m)	273
EUR	250	Ziggo Finance B.V., (Netherlands), 6.125%, 11/15/17 (m)	362

			7,553

		Wireless Telecommunication Services — 1.1%
	900	America Movil S.A.B. de C.V., (Mexico), 5.000%, 03/30/20 (m)	952
	500	MetroPCS Wireless, Inc., 7.875%, 09/01/18 (m)	538
	1,000	Sprint Capital Corp., 8.750%, 03/15/32 (m)	1,104
	150	Wind Acquisition Finance S.A., (Luxembourg), 11.750%, 07/15/17 (e) (m)	174

			2,768

		Total Telecommunication Services	10,321

	Utilities — 5.0%
		Electric Utilities — 2.9%
	1,000	AES Corp. (The), 8.000%, 10/15/17 (m)	1,081
	1,000	Duke Energy Corp., 5.050%, 09/15/19 (m)	1,084
	745	Entergy Arkansas, Inc., 3.750%, 02/15/21 (m)	713
	550	FirstEnergy Corp., 7.375%, 11/15/31 (m)	640
	850	Nevada Power Co., 5.375%, 09/15/40 (m)	859
	485	Oglethorpe Power Corp., 5.375%, 11/01/40 (m)	479
	1,250	Oncor Electric Delivery Co. LLC, 5.000%, 09/30/17	1,356
	730	PPL WEM Holdings plc, (United Kingdom), 5.375%, 05/01/21 (e) (m)	766

			6,978

		Gas Utilities — 1.7%
	650	DCP Midstream LLC, 5.350%, 03/15/20 (e) (m)	694
	500	Enterprise Products Operating LLC, 5.200%, 09/01/20 (m)	534
	1,500	Plains All American Pipeline LP/PAA Finance Corp., 5.750%, 01/15/20 (m)	1,654
	1,280	Rockies Express Pipeline LLC, 3.900%, 04/15/15 (e) (m)	1,299

			4,181

		Independent Power Producers & Energy Traders — 0.4%
	1,000	NRG Energy, Inc., 7.625%, 01/15/18 (e) (m)	1,010

		Total Utilities	12,169

		Total Corporate Bonds (Cost $122,159)	123,202

	Foreign Government Securities — 5.8%
		Indonesia Treasury Bond,
		(Indonesia),
IDR	10,600,000	9.000%, 09/15/13 (m)	1,315
IDR	8,000,000	9.500%, 06/15/15 (m)	1,031
IDR	6,000,000	11.250%, 05/15/14 (m)	795
PLN	2,410	Poland Government Bond, (Poland), 4.750%, 04/25/12 (m)	879
HUF	170,000	Republic of Hungary, (Hungary), 6.000%, 10/12/11 (m)	918
ZAR	25,900	Republic of South Africa, (South Africa), 13.500%, 09/15/15 (m)	4,619
MXN	43,000	United Mexican States, (Mexico), 10.000%, 12/05/24 (m)	4,667

		Total Foreign Government Securities (Cost $13,770)	14,224

	Mortgage Pass-Through Securities — 16.7%
		Federal Home Loan Mortgage Corp., Gold Pool, 30 Year, Single Family,
	8,100	TBA, 4.000%, 06/15/41	8,148
	12,485	TBA, 6.000%, 06/15/41	13,724

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Mortgage Pass-Through Securities — Continued
	Federal National Mortgage Association, 30 Year, Single Family,
12,800	TBA, 5.000%, 06/25/41	13,624
5,292	4.000%, 11/01/40 (m)	5,336

	Total Mortgage Pass-Through Securities (Cost $40,469)	40,832

	Municipal Bonds — 0.3%
	Illinois — 0.2%
420	State of Illinois, GO, 5.877%, 03/01/19 (m)	441

New Jersey — 0.1%
145	New Jersey EDA, School Facilities, Series GG, Rev., 5.000%, 09/01/21 (m)	156

	Total Municipal Bonds (Cost $567)	597

SHARES
	Short-Term Investment — 33.7%
	Investment Company — 33.7%
82,206	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m)	82,206

PRINCIPAL AMOUNT
U.S. Treasury Obligation — 0.1%
205	U.S. Treasury Bill, 0.067%, 06/09/11 (m) (n)	205
	Total Short-Term Investments (Cost $82,411)	82,411
	Total Investments — 113.9% (Cost $275,824)	277,814
	Liabilities in Excess of Other Assets — (13.9)%	(33,913)

	NET ASSETS — 100.0% $	243,901

Percentages indicated are based on net assets.

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
103	Euro Bund	06/08/11	18,580	60
2	Euro Bund	09/08/11	360	(1)
	Short Futures Outstanding
(53)	Euro Bobl	06/08/11	(8,917)	(98)
(123)	Euro Schatz	09/08/11	(19,024)	(40)
(120)	10 Year U.S. Treasury Note	09/21/11	(14,713)	(101)
(67)	30 Year U.S. Treasury Bond	09/21/11	(8,365)	(58)
(23)	Long Gilt	09/28/11	(4,543)	(12)
(169)	5 Year U.S. Treasury Note	09/30/11	(20,135)	(82)
(16)	Eurodollar	12/30/11	(6,656)	(9)
(16)	Eurodollar	03/30/12	(6,651)	(3)

				(344)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY COUNTERPARTY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 05/31/11		NET UNREALIZED APPRECIATION (DEPRECIATION)
1,550,880 38,109,009	EUR for CZK	Morgan Stanley	07/07/11	2,231	#	2,230	#	(1)
282,611 246,270	EUR for GBP	Morgan Stanley	07/07/11	406	#	407	#	1
1,562,687 424,925,903	EUR for HUF	Morgan Stanley	07/07/11	2,283	#	2,247	#	(36)
315,859 36,260,266	EUR for JPY	Morgan Stanley	07/07/11	445	#	454	#	9
15,588,250 641,249	CZK for EUR	Union Bank of Switzerland AG	07/07/11	922	#	913	#	(9)
33,968,744 127,142	HUF for EUR	BNP Paribas	07/07/11	182	#	182	#	– (h)
96,028,514 313,319	HUF for GBP	Union Bank of Switzerland AG	07/07/11	515	#	516	#	1
36,367,859	CNY	Citibank, N.A.	07/07/11	5,634		5,622		(12)
2,096,931	CNY	HSBC Bank, N.A.	07/07/11	325		324		(1)
3,592,000	CNY	Merrill Lynch International	07/07/11	556		555		(1)
10,227,810	CNY	Union Bank of Switzerland AG	07/07/11	1,577		1,581		4
1,611,677	CNY	Citibank, N.A.	12/21/11	250		251		1
5,693,982	CZK	Citibank, N.A.	07/07/11	331		334		3
3,965,982	CZK	Merrill Lynch International	07/07/11	241		232		(9)
17,183,198	CZK	Royal Bank of Canada	07/07/11	1,051		1,006		(45)
1,300,000	EUR	HSBC Bank, N.A.	07/07/11	1,851		1,869		18
120,000	GBP	BNP Paribas	07/07/11	196		197		1
260,000	GBP	Westpac Banking Corp.	07/07/11	429		428		(1)
68,796,216	HUF	Citibank, N.A.	07/07/11	360		370		10
48,056,262	HUF	Merrill Lynch International	07/07/11	263		258		(5)
3,439,620,000	IDR	Citibank, N.A.	07/07/11	400		400		– (h)
2,770,000,000	IDR	Merrill Lynch International	07/07/11	320		323		3
6,165,059,005	IDR	Union Bank of Switzerland AG	07/07/11	718		718		– (h)

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

557,000,000	KRW	Citibank, N.A.	07/07/11	509	515	6
703,640,969	KRW	Merrill Lynch International	07/07/11	645	650	5
759,609,000	KRW	Royal Bank of Canada	07/07/11	697	702	5
1,952,177,731	KRW	Union Bank of Switzerland AG	07/07/11	1,809	1,805	(4)
6,260,000	MXN	Citibank, N.A.	07/07/11	530	539	9
3,745,144	MXN	Merrill Lynch International	07/07/11	322	323	1
10,463,642	MXN	Royal Bank of Canada	07/07/11	894	902	8
1,550,000	MYR	Citibank, N.A.	07/07/11	511	513	2
995,210	MYR	Merrill Lynch International	07/07/11	333	330	(3)
2,163,083	MYR	Royal Bank of Canada	07/07/11	719	717	(2)
5,408,439	MYR	Union Bank of Switzerland AG	07/07/11	1,815	1,792	(23)
15,228,125	RUB	Citibank, N.A.	07/07/11	542	542	– (h)
8,634,000	RUB	Merrill Lynch International	07/07/11	307	307	– (h)
27,310,000	RUB	Royal Bank of Scotland	07/07/11	993	973	(20)
11,114,500	RUB	Union Bank of Switzerland AG	07/07/11	396	396	– (h)
				32,508	32,423	(85)

CONTRACTS TO SELL	COUNTERPARTY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
8,055,547	CNY	Royal Bank of Scotland	07/07/11	$1,249	$1,246	$3
4,322,403	CZK	Royal Bank of Canada	07/07/11	256	254	2
1,194,128	EUR	Citibank, N.A.	07/07/11	1,705	1,717	(12)
700,000	EUR	HSBC Bank, N.A.	07/07/11	1,039	1,007	32
1,100,759	EUR	Merrill Lynch International	07/07/11	1,615	1,583	32
720,000	EUR	Morgan Stanley	07/07/11	1,016	1,035	(19)
7,221,536	EUR	Royal Bank of Canada	07/07/11	10,661	10,384	277
4,937,383	EUR	Royal Bank of Scotland	07/07/11	6,904	7,100	(196)
4,000,000	EUR	State Street Corp.	07/07/11	5,681	5,751	(70)
734,765	EUR	Union Bank of Switzerland AG	07/07/11	1,044	1,056	(12)
1,061,371	GBP	Citibank, N.A.	07/07/11	1,732	1,745	(13)
408,952	GBP	Merrill Lynch International	07/07/11	673	673	– (h)
4,690,885	GBP	Royal Bank of Canada	07/07/11	7,726	7,713	13
900,000	GBP	State Street Corp.	07/07/11	1,460	1,479	(19)
858,726	GBP	Union Bank of Switzerland AG	07/07/11	1,400	1,413	(13)
6,910,810,000	IDR	Morgan Stanley	07/07/11	804	805	(1)
2,268,119,328	IDR	Union Bank of Switzerland AG	07/07/11	264	264	– (h)
75,895,600	JPY	Citibank, N.A.	07/07/11	940	931	9
51,883,413	JPY	Merrill Lynch International	07/07/11	638	637	1
226,761,159	JPY	Royal Bank of Canada	07/07/11	2,807	2,782	25
189,221,132	JPY	Royal Bank of Scotland	07/07/11	2,317	2,322	(5)
12,623,657	MXN	Barclays Bank plc	07/07/11	1,070	1,088	(18)
5,400,218	MXN	Citibank, N.A.	07/07/11	464	465	(1)
12,613,651	MXN	Royal Bank of Scotland	07/07/11	1,069	1,088	(19)
3,821,295	MXN	Union Bank of Switzerland AG	07/07/11	326	329	(3)
2,514,656	PLN	Union Bank of Switzerland AG	07/07/11	939	914	25
62,286,625	RUB	BNP Paribas	07/07/11	2,176	2,218	(42)
12,296,635	ZAR	Royal Bank of Canada	07/07/11	1,836	1,795	41
19,866,691	ZAR	Union Bank of Switzerland AG	07/07/11	2,853	2,901	(48)
				62,664	62,695	(31)

#

For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 05/31/11 of the currency being sold, and the value at 05/31/11 is the U.S. Dollar market value of the currency being purchased.

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

CMO	—	Collateralized Mortgage Obligation
CNY	—	China yuan
CZK	—	Czech Republic Koruna
EDA	—	Economic Development Authority
EUR	—	Euro
GBP	—	British Pound
GO	—	General Obligation
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
JPY	—	Japanese Yen
KRW	—	Korea (Rep.) won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PIK	—	Payment-in-Kind
PLN	—	Polish Zloty
Rev.	—	Revenue
RUB	—	Russian Ruble
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2011.
TBA	—	To Be Announced
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2011.
ZAR	—	South African Rand

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	Amount rounds to less than one thousand (shares or dollars)
(l)	The rate shown is the current yield as of May 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(x)	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2011.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,472
Aggregate gross unrealized depreciation	(482)

Net unrealized appreciation/depreciation	$1,990

Federal income tax cost of investments	$275,824

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$82,206	$195,608	$—	$277,814
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$547	$—	$547
Futures Contracts	60	—	—	60
Swaps	—	—	—	—

Total Appreciation in Other Financial Instruments	$60	$547	$—	$607

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$(663)	$—	$(663)
Futures Contracts	(404)	—	—	(404)
Swaps	—	(58)	—	(58)

Total Depreciation in Other Financial Instruments	$(404)	$(721)	$—	$(1,125)

There were no transfers between Levels 1 and 2 during the period ended May 31, 2011.

#	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investment of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

Credit Default Swaps - Buy Protection [1]

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/11 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [4]
Deutsche Bank AG, New York:
CDX.NA.HY.16.1	5.000% quarterly	06/20/16	4.513	11,500	(352)	314
CDX.NA.HY.16.1	5.000% quarterly	06/20/16	4.513	11,500	(352)	332

					(704)	646

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay an upfront premium to the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) notional amounts, are also under the swap contract. Increasing values, in absolute terms and relative to indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
	Commercial Paper — 4.3% (n)
	New York — 4.3%
	Metropolitan Transportation Authority,
15,000	Series A, 0.300%, 06/08/11	15,000
20,000	Series C, 0.290%, 06/02/11	20,000
23,000	Series C, 0.300%, 09/07/11	23,000
6,500	New York State Dormitory Authority, 0.250%, 08/01/11	6,500

	Total Commercial Paper (Cost $64,500)	64,500

	Daily Demand Notes — 5.0%
	New York — 5.0%
	New York City,
595	Series I, Subseries I-5, GO, VRDO, LOC: California Public Employee Retirement Fund, 0.140%, 06/01/11	595
1,100	Series I, Subseries I-8, GO, VRDO, LOC: State Street Bank & Trust Co., 0.130%, 06/01/11	1,100
800	Subseries A-4, GO, VRDO, LOC: Bayerische Landesbank, 0.140%, 06/01/11	800
1,000	Subseries A-4, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.170%, 06/01/11	1,000
3,785	Subseries A-5, GO, VRDO, LOC: KBC Bank N.V., 0.100%, 06/01/11	3,785
3,100	Subseries E-4, GO, VRDO, LOC: BNP Paribas, 0.110%, 06/01/11	3,100
1,950	Subseries H-4, GO, VRDO, LOC: Bank of New York, 0.100%, 06/01/11	1,950
2,300	Subseries L-4, GO, VRDO, LOC: U.S. Bank N.A., 0.090%, 06/01/11	2,300
1,000	Subseries L-6, GO, VRDO, 0.090%, 06/01/11	1,000
	New York City Municipal Water Finance Authority, 2nd Generation,
10,800	Series DD-1, Rev., VRDO, 0.080%, 06/01/11	10,800
1,700	Series DD-3B, Rev., VRDO, 0.110%, 06/01/11	1,700
26,950	New York City Municipal Water Finance Authority, 2nd Generation Resolution, Series CC-1, Rev., VRDO, 0.120%, 06/01/11	26,950
2,800	New York City Municipal Water Finance Authority, 2nd Generation Resolution, Fiscal 2008, Series BB-1, Rev., VRDO, 0.100%, 06/01/11	2,800
2,150	New York City Municipal Water Finance Authority, General Resolution, Subseries FF-1, Rev., VRDO, 0.140%, 06/01/11	2,150
	New York City Transitional Finance Authority, Future Tax Secured,
900	Series B, Rev., VRDO, 0.140%, 06/01/11	900
2,700	Series C, Rev., VRDO, LOC: Morgan Stanley Bank, 0.110%, 06/01/11	2,700
410	Subseries C-4, Rev., VRDO, 0.150%, 06/01/11	410
3,900	New York City Trust for Cultural Resources, American Museum of Natural History, Series A1, Rev., VRDO, 0.130%, 06/01/11	3,900
4,380	New York City, Fiscal 2008, Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.170%, 06/01/11	4,380
685	New York State Dormitory Authority, Oxford University Press, Inc., Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.150%, 06/01/11	685
1,200	Trust for Cultural Resources, Lincoln Center, Series A-1, Rev., VRDO, LOC: Bank of America N.A., 0.130%, 06/01/11	1,200

	Total Daily Demand Notes (Cost $74,205)	74,205

	Municipal Bonds — 11.7%
	New York — 11.7%
10,200	Addison Central School District, GO, BAN, 1.500%, 01/19/12 (m)	10,245
5,300	Arkport Central School District, GO, BAN, 1.500%, 06/17/11 (m)	5,302
8,000	Binghamton City School District, GO, TAN, 1.500%, 06/30/11	8,005
15,000	BlackRock MuniYield New Jersey Quality Fund, Inc., 0.380%, 06/07/11	15,000
9,345	Cheektowaga-Maryvale Union Free School District, GO, BAN, 2.000%, 12/22/11	9,414
14,000	East Islip Union Free School District, GO, TAN, 1.500%, 06/30/11	14,007
2,640	Gouverneur Central School District, School Construction, GO, BAN, 1.750%, 06/24/11	2,641
	Greene Central School District,
5,000	GO, BAN, 1.500%, 06/30/11	5,001
10,000	GO, BAN, 1.750%, 06/30/11	10,003
13,500	Ilion Central School District, GO, BAN, 1.500%, 06/30/11	13,504
11,281	Owego Apalachin Central School District, Series A, GO, BAN, 1.500%, 06/20/11	11,285
10,000	Schenectady City School District, GO, RAN, 2.000%, 01/27/12	10,049
14,995	Sullivan County, Series C, GO, BAN, 1.500%, 10/21/11	15,043

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
New York — Continued
7,485	Town of Clarence, GO, BAN, 1.500%, 07/28/11	7,494
15,000	Town of Oyster Bay, GO, BAN, 1.500%, 11/18/11	15,074
5,500	Town of Webster, GO, BAN, 1.500%, 10/05/11	5,516
10,000	Union Endicott Central School District, GO, BAN, 1.500%, 06/30/11	10,005
7,000	Waverly Central School District, Series A, GO, BAN, 2.000%, 07/15/11	7,008

	Total Municipal Bonds (Cost $174,596)	174,596

	Weekly Demand Notes — 75.8%
	New York — 75.8%
6,855	Albany Industrial Development Agency, Albany College of Pharmacy, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.180%, 06/07/11 (m)	6,855
650	Austin Trust, Various States, Series 2008-1064, GO, VRDO, LIQ: Bank of America N.A., 0.240%, 06/07/11	650
1,300	Series 2008-1067, Rev., VRDO, LIQ: Bank of America N.A., 0.310%, 06/07/11	1,300
8,955	Series 2008-3004X, Class R, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.270%, 06/07/11	8,955
4,750	Series 2008-3006X, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.220%, 06/07/11	4,750
2,475	Series 2008-3506, Rev., VRDO, AGM-CR, LIQ: Bank of America N.A., 0.240%, 06/07/11	2,475
15,310	Dutchess County Industrial Development Agency, Marist College Civic Facilities, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.170%, 06/07/11	15,310
9,650	Eclipse Funding Trust, Solar Eclipse, Series 2006-0117, Class N, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	9,650
225	Eclipse Funding Trust, Solar Eclipse, Long Island, Series 2006-0119, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	225
2,420	Eclipse Funding Trust, Solar Eclipse, Metropolitan, Series 2006-0028, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11 Eclipse Funding Trust, Solar Eclipse, New York,	2,420
8,115	Series 2006-0029, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	8,115
15,035	Series 2006-0045, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	15,035
1,640	Franklin County Industrial Development Agency, Trudeau Institute Inc. Project, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.330%, 06/07/11 Metropolitan Transportation Authority,	1,640
11,385	Series ROCS-RR-II-R-12299, Rev., VRDO, BHAC-CR, MBIA, 0.180%, 06/07/11 (e)	11,385
1,595	Subseries B-3, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.160%, 06/07/11	1,595
22,700	Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.170%, 06/07/11	22,700
6,200	Nassau Health Care Corp., Rev., VRDO, LOC: TD Bank N.A., 0.130%, 06/07/11	6,200
11,250	New York City, Series 3015, GO, VRDO, LIQ: Morgan Stanley Bank, 0.180%, 06/07/11 (e)	11,250
2,000	Series E, Subseries E-4, GO, VRDO, LOC: Bank of America N.A., 0.180%, 06/07/11	2,000
3,800	Series F-5, GO, VRDO, LOC: Bayerische Landesbank, 0.180%, 06/07/11	3,800
8,700	Subseries A-2, GO, VRDO, LOC: Bank of America N.A., 0.200%, 06/07/11	8,700
100	Subseries A-3, GO, VRDO, LOC: BNP Paribas, 0.150%, 06/07/11	100
6,800	Subseries A-4, GO, VRDO, LOC: Bank of Nova Scotia, 0.160%, 06/07/11	6,800
6,900	Subseries A-6, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.160%, 06/07/11	6,900
6,150	Subseries A-6, GO, VRDO, LOC: Helaba, 0.180%, 06/07/11	6,150
3,550	Subseries C-2, GO, VRDO, LOC: Bayerische Landesbank, 0.180%, 06/07/11	3,550
11,020	Subseries H-2, GO, VRDO, LOC: Bank of New York, 0.140%, 06/07/11	11,020
17,015	Subseries H-3, GO, VRDO, LOC: Bank of New York, 0.140%, 06/07/11	17,015

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
New York — Continued
1,225	New York City Capital Resources Corp., Loan Enhanced Assistance, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 06/07/11 New York City Health & Hospital Corp., Health System,	1,225
11,400	Series B, Rev., VRDO, LOC: TD Bank N.A., 0.140%, 06/07/11	11,400
1,950	Series C, Rev., VRDO, LOC: TD Bank N.A., 0.140%, 06/07/11	1,950
9,950	New York City Housing Development Corp., Series 2899, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.200%, 06/07/11 New York City Housing Development Corp., Multi-Family Housing,	9,950
6,900	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 06/07/11	6,900
12,750	Series ROCS-RR-II-R-13100, Rev., VRDO, LIQ: Citibank N.A., 0.190%, 06/07/11 (e)	12,750
3,400	New York City Housing Development Corp., Multi-Family Housing, 100 Jane Street Development, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.200%, 06/07/11	3,400
13,000	New York City Housing Development Corp., Multi-Family Housing, 20 Exchange Place, Series A, Rev., VRDO, LOC: Landesbank Hessen- Thuringen, 0.270%, 06/07/11	13,000
17,700	New York City Housing Development Corp., Multi-Family Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 06/07/11	17,700
2,970	New York City Housing Development Corp., Multi-Family Housing, Brittany Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 06/07/11	2,970
5,000	New York City Housing Development Corp., Multi-Family Housing, Bruckner, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 06/07/11	5,000
7,000	New York City Housing Development Corp., Multi-Family Housing, Elliott Chelsea Development, Series A, Rev., VRDO, LOC: Citibank N.A., 0.170%, 06/07/11	7,000
6,100	New York City Housing Development Corp., Multi-Family Housing, Lexington Courts, Series A, Rev., VRDO, LIQ: FHLMC, 0.150%, 06/07/11	6,100
200	New York City Housing Development Corp., Multi-Family Housing, Lyric Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 06/07/11	200
4,900	New York City Housing Development Corp., Multi-Family Housing, Marseilles Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.150%, 06/07/11	4,900
4,760	New York City Housing Development Corp., Multi-Family Housing, Ogden Ave. Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 06/07/11	4,760
2,200	New York City Housing Development Corp., Multi-Family Housing, Royal Properties, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 06/07/11	2,200
1,635	New York City Housing Development Corp., Multi-Family Housing, The Plaza, Series A, Rev., VRDO, LOC: Citibank N.A., 0.190%, 06/07/11	1,635
3,300	New York City Housing Development Corp., Multi-Family Housing, West 43rd Street Development, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.200%, 06/07/11	3,300
4,470	New York City Housing Development Corp., Multi-Family Housing, West 89th Street Development, Series A, Rev., VRDO, LOC: FNMA, 0.170%, 06/07/11	4,470
8,900	New York City Industrial Development Agency, Grace Church School Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.200%, 06/07/11	8,900
24,600	New York City Industrial Development Agency, Liberty Facilities Hanson Office, Rev., VRDO, LOC: ING Bank N.V., 0.170%, 06/07/11	24,600
4,100	New York City Industrial Development Agency, New York Congregational Nursing, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.200%, 06/07/11	4,100

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
New York — Continued
2,525	New York Liberty Development Project, Series ROCS-RR-II-R-11868, Rev., VRDO, LIQ: Citibank N.A., 0.200%, 06/07/11 (e)	2,525
10,000	New York City Municipal Water Finance Authority, 2nd Generation, Fiscal 2008, Series BB-4, Rev., VRDO, 0.130%, 06/07/11	10,000
8,470	New York City Transitional Finance Authority, Subseries 2-D, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 0.140%, 06/07/11	8,470
1,100	New York City Transitional Finance Authority, EAGLE, Series 2007-0004, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.190%, 06/07/11	1,100
600	New York City Transitional Finance Authority, Future Tax Secured, Series A- 2, Rev., VRDO, 0.150%, 06/07/11	600
	New York City Transitional Finance Authority, New York City Recovery,
8,135	Series 1, Subseries 1E, Rev., VRDO, LIQ: Bayerische Landesbank, 0.170%, 06/07/11	8,135
10,350	Series 3, Subseries 3-G, Rev., VRDO, 0.140%, 06/07/11	10,350
4,505	New York City Trust for Cultural Resources, American Museum Natural, Series B1, Rev., VRDO, 0.130%, 06/07/11	4,505
	New York City, Fiscal 2008,
7,950	Subseries D-3, GO, VRDO, 0.150%, 06/07/11	7,950
12,850	Subseries J-9, GO, VRDO, 0.140%, 06/07/11	12,850
14,150	Subseries J-11, GO, VRDO, 0.210%, 06/07/11	14,150
	New York Liberty Development Corp.,
5,000	Series 1207, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.190%, 06/07/11	5,000
7,914	Series 1251, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.190%, 06/07/11	7,914
10,000	Series 3226, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.190%, 06/07/11 (e)	10,000
18,770	Series 3232, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.190%, 06/07/11 (e)	18,770
5,800	Series ROCS RR-II-R-11883, Rev., VRDO, LIQ: Citibank N.A., 0.200%, 06/07/11 (e)	5,800
4,000	Series ROCS RR-II-R-11937, Rev., VRDO, LIQ: Citibank N.A., 0.200%, 06/07/11 (e)	4,000
	New York Local Government Assistance Corp.,
950	Series C, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.180%, 06/07/11	950
120	Series SG-100, Rev., VRDO, NATL- RE-IBC, 0.200%, 06/07/11	120
3,350	New York Mortgage Agency, Series ROCS-RR-II-R-11708, Rev., VRDO, LIQ: Citibank N.A., 0.230%, 06/07/11 (e)	3,350
8,750	New York Mortgage Agency, Homeowner Mortgage, Series 115, Rev., VRDO, 0.220%, 06/07/11	8,750
	New York State Dormitory Authority,
2,900	Series ROCS RR-II-R-11479, Rev., VRDO, LIQ: Citibank N.A., 0.190%, 06/07/11	2,900
9,240	Series ROCS-RR-II-R-11559, Rev., VRDO, BHAC-CR, AGC, LIQ: Citibank N.A., 0.190%, 06/07/11	9,240
6,175	Series ROCS-RR-II-R-11816, Rev., VRDO, LIQ: Citibank N.A., 0.200%, 06/07/11 (e)	6,175
8,000	Series ROCS-RR-II-R-11843, Rev., VRDO, BHAC-CR, LIQ: Citibank N.A., 0.180%, 06/07/11 (e)	8,000
	New York State Dormitory Authority, City University,
10,000	Series C, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 06/07/11	10,000
21,900	Series D, Rev., VRDO, LOC: TD Bank N.A., 0.110%, 06/07/11	21,900
4,800	New York State Dormitory Authority, Columbia University, Rev., VRDO, 0.100%, 06/07/11	4,800
18,500	New York State Dormitory Authority, Cornell University, Series B, Rev., VRDO, 0.140%, 06/07/11	18,500
9,900	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.200%, 06/07/11	9,900
15,680	New York State Dormitory Authority, EAGLE, Series 2006-0138, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.180%, 06/07/11	15,680
	New York State Dormitory Authority, Mental Health Services,
11,590	Subseries D-2E, Rev., VRDO, LOC: Royal Bank of Canada, 0.160%, 06/07/11	11,590
11,690	Subseries D-2H, Rev., VRDO, LOC: Royal Bank of Canada, 0.160%, 06/07/11	11,690
5,805	New York State Dormitory Authority, Municipal Securities Trust Receipts, Series SGA-132, Rev., VRDO, LIQ: Societe Generale, 0.200%, 06/07/11	5,805

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
New York — Continued
13,500	New York State Dormitory Authority, New York Law School, Rev., VRDO, LOC: TD Bank N.A., 0.140%, 06/07/11	13,500
17,530	New York State Dormitory Authority, New York Library, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.140%, 06/07/11	17,530
11,300	New York State Dormitory Authority, North Shore-Long Island Jewish Health System, Series D, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 06/07/11	11,300
2,500	New York State Dormitory Authority, Northern Westchester Association, Rev., VRDO, LOC: TD Bank N.A., 0.110%, 06/07/11	2,500
	New York State Dormitory Authority, Rockefeller University,
7,000	Series A, Rev., VRDO, 0.140%, 06/07/11	7,000
5,400	Series A, Rev., VRDO, 0.170%, 06/07/11	5,400
3,345	New York State Dormitory Authority, Samaritan Medical Center, Series B, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.160%, 06/07/11	3,345
12,000	New York State Dormitory Authority, St. Johns University, Series B-1, Rev., VRDO, LOC: Bank of America N.A., 0.160%, 06/07/11	12,000
18,090	New York State Dormitory Authority, Teresian House, Rev., VRDO, LOC: Manufacturers and Traders, 0.230%, 06/07/11	18,090
3,810	New York State Environmental Facilities Corp., MERLOTS, Series B- 20, Rev., VRDO, 0.190%, 06/07/11	3,810
	New York State Housing Finance Agency,
2,000	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 06/07/11	2,000
16,100	Series M-1, Rev., VRDO, LOC: Bank of America N.A., 0.160%, 06/07/11	16,100
700	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 06/07/11	700
1,150	New York State Housing Finance Agency, 101 West End, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 06/07/11	1,150
5,000	New York State Housing Finance Agency, 125 West 31st Street Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 06/07/11	5,000
4,500	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 06/07/11	4,500
2,000	New York State Housing Finance Agency, 240 East 39th Street Housing, Series A, Rev., VRDO, 0.190%, 06/07/11	2,000
1,400	New York State Housing Finance Agency, 250 West 93rd Street, Series 2005-A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.170%, 06/07/11	1,400
	New York State Housing Finance Agency, 345 East 94th Street Housing,
9,400	Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.170%, 06/07/11	9,400
13,100	Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.170%, 06/07/11	13,100
5,400	New York State Housing Finance Agency, 350 West 43rd Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.270%, 06/07/11	5,400
	New York State Housing Finance Agency, 360 West 43rd Street,
11,050	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 06/07/11	11,050
400	New York State Housing Finance Agency, 455 West 37th Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.270%, 06/07/11	400
2,700	New York State Housing Finance Agency, 70 Battery Place Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 06/07/11	2,700
26,100	New York State Housing Finance Agency, 8 East 102nd Street Housing, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.160%, 06/07/11	26,100
12,000	New York State Housing Finance Agency, Avalon Bowery Place ll, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 06/07/11	12,000
3,450	New York State Housing Finance Agency, Chelsea Arms Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 06/07/11	3,450
4,085	New York State Housing Finance Agency, Clarkston Housing, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.150%, 06/07/11	4,085
10,000	New York State Housing Finance Agency, Historic Front Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.160%, 06/07/11	10,000

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
New York — Continued
5,800	New York State Housing Finance Agency, Kew Gardens Hills Housing, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 06/07/11	5,800
3,900	New York State Housing Finance Agency, Multi-Family Housing, Secured Mortgage Program, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.190%, 06/07/11	3,900
6,790	New York State Housing Finance Agency, Normandie Court I Project, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.190%, 06/07/11	6,790
4,885	New York State Housing Finance Agency, Parkledge Apartments Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.220%, 06/07/11	4,885
3,820	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 0.220%, 06/07/11	3,820
	New York State Housing Finance Agency, Theater Row,
13,500	Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.170%, 06/07/11	13,500
3,400	New York State Housing Finance Agency, Tribeca, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.170%, 06/07/11	3,400
22,210	New York State Housing Finance Agency, Tribeca Green Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.180%, 06/07/11	22,210
17,750	New York State Housing Finance Agency, Union Square South Housing, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 06/07/11	17,750
5,000	New York State Housing Finance Agency, Victory Housing, Series 2001-A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.170%, 06/07/11	5,000
6,700	New York State Housing Finance Agency, Warren Knolls Apartments Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.220%, 06/07/11	6,700
6,700	New York State Housing Finance Agency, West Haverstraw Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.220%, 06/07/11 New York State Housing Finance Agency, Worth Street,	6,700
5,700	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 06/07/11	5,700
6,780	New York State Thruway Authority, Series 1427, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.280%, 06/07/11 (e)	6,780
5,455	New York State Urban Development Corp., State Facilities, Series A3B, Rev., VRDO, 0.500%, 06/07/11 Nuveen Insured,	5,455
20,000	VAR, 0.350%, 06/07/11	20,000
20,000	VAR, 0.380%, 06/07/11	20,000
17,700	Nuveen Quality Income Municipal Fund, Inc., 0.380%, 06/07/11	17,700
2,500	Oneida County Industrial Development Agency, Rev., VRDO, LOC: NBT Bank N.A., 0.180%, 06/07/11	2,500
1,040	Oneida County Industrial Development Agency, Industrial Development, Oriskany, Rev., VRDO, LOC: NBT Bank N.A., 0.180%, 06/07/11	1,040
3,275	Onondaga County Industrial Development Agency, Albany Molecular Research Project, Rev., VRDO, LOC: Fleet National Bank, 0.440%, 06/07/11	3,275
9,665	Port Authority of New York & New Jersey, Series ROCS-RR-II-R-11770, Rev., VRDO, LIQ: Citibank N.A., 0.240%, 06/07/11 (e)	9,665
10,630	Puttable Floating Option Tax-Exempt Receipts, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.450%, 06/07/11 (e)	10,630
5,000	Seneca County Industrial Development Agency, Seneca Meadows, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 06/07/11 Triborough Bridge & Tunnel Authority,	5,000
9,995	Series ROCS-II-R-194, Rev., VRDO, LIQ: Citibank N.A., 0.190%, 06/07/11	9,995
7,060	Subseries B-3, Rev., VRDO, 0.190%, 06/07/11	7,060
2,665	Subseries B-4, Rev., VRDO, 0.200%, 06/07/11	2,665
12,045	Subseries CD, Rev., VRDO, AGM, 0.190%, 06/07/11	12,045
9,590	Trust for Cultural Resources, Alvin Ailey Dance Foundation, Rev., VRDO, LOC: Citibank N.A., 0.150%, 06/07/11	9,590
12,600	Trust for Cultural Resources, Solomon R Guggenheim, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 06/07/11	12,600
2,700	Trust for Cultural Resources, WNYC Radio, Inc., Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.130%, 06/07/11	2,700

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
New York — Continued
3,885	Westchester County Industrial Development Agency, Community Housing Innovations, Inc., Rev., VRDO, LOC: Bank of New York, 0.170%, 06/07/11	3,885
5,400	Westchester County Industrial Development Agency, Northern Westchester Hospital, Rev., VRDO, LOC: Commerce Bank N.A., 0.130%, 06/07/11	5,400

	Total Weekly Demand Notes (Cost $1,135,574)	1,135,574

	Total Investments — 96.8% (Cost $1,448,875) *	1,448,875
	Other Assets in Excess of Liabilities — 3.2%	48,385

	NET ASSETS — 100.0%	$1,497,260

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CR	—	Custodial Receipts
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
IBC	—	Insured Bond Certificates
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Insurance Corp.
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
NATL	—	Insured by National Public Finance Guarantee Corp.
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
ROCS	—	Reset Option Certificates
TAN	—	Tax Anticipation Note
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2011.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2011.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$—	$1,448,875	$—	$1,448,875

There were no transfers between Levels 1 and 2 during the period ended May 31, 2011.

#	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Municipal Bonds — 98.4%
	California — 0.6%
	General Obligation — 0.3%
2,500	Santa Monica Community College District, Election of 2007, Series C, GO, NATL-RE, FGIC, Zero Coupon, 08/01/13	2,437

	Water & Sewer — 0.3%
1,500	Metropolitan Water District of Southern California, Series B, Rev., 5.000%, 07/01/21	1,705

	Total California	4,142

	District of Columbia — 0.2%
	Certificate of Participation/Lease — 0.2%
1,500	District of Columbia, COP, NATL-RE, FGIC, 5.000%, 01/01/18	1,609

	Florida — 0.1%
	Water & Sewer — 0.1%
970	Sunrise Excise Tax & Special Assessment, Utilities Systems, Series A, Rev., AMBAC, 5.500%, 10/01/15 (f) (i)	1,056

	Hawaii — 0.1%
	Water & Sewer — 0.1%
800	Honolulu City & County Board of Water Supply, Series B, Rev., AMT, NATL-RE, 5.250%, 07/01/18	869

	Louisiana — 0.2%
	General Obligation — 0.2%
1,500	City of Shreveport, Series B, GO, NATL-RE, 5.250%, 03/01/17	1,731

	Massachusetts — 0.8%
	Prerefunded — 0.8%
5,000	Massachusetts Bay Transportation Authority, Assessment, Series A, Rev., 5.000%, 07/01/14 (p)	5,661

	Michigan — 0.3%
	Housing — 0.3%
2,115	Michigan State Housing Development Authority, Series A, Rev., AMT, 4.250%, 12/01/11	2,143

	New Jersey — 0.8%
	Other Revenue — 0.8%
	Hudson County Improvement Authority, Capital Appreciation,
1,105	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/17	828
1,435	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/18	1,004
3,500	New Jersey EDA, Motor Vehicle, Series A, Rev., NATL-RE, 5.250%, 07/01/15	3,815

	Total New Jersey	5,647

	New York — 92.7%
	Certificate of Participation/Lease — 8.6%
2,490	Erie County Industrial Development Agency, City of Buffalo Project, Rev., COP, AGM, 5.000%, 05/01/13	2,683
1,000	New York City Transit Authority, Metropolitan Transportation Authority, Triborough Bridge & Tunnel, Series A, COP, AMBAC, 5.625%, 01/01/12	1,004
1,230	New York State Dormitory Authority, Series A, Rev., COP, NATL-RE, FGIC, 5.000%, 07/01/16	1,314
	New York State Dormitory Authority, City University System, CONS,
2,850	Series A, Rev., COP, AGM-CR, 5.750%, 07/01/13	2,978
10,345	Series A, Rev., COP, AMBAC-TCRS, 5.750%, 07/01/13	10,750
2,160	Series A, Rev., COP, NATL-RE, MBIA-IBC, Bank of New York, 6.000%, 07/01/20	2,526
2,355	Series B, Rev., COP, 6.000%, 07/01/14	2,511
1,295	New York State Dormitory Authority, Master Boces Program, Series A, Rev., COP, AGM, 5.000%, 08/15/11	1,308
1,000	New York State Dormitory Authority, Mental Health Services, Facilities Improvement, Rev., COP, 5.375%, 02/15/21	1,125
	New York State Dormitory Authority, Mental Health Services, Unrefunded Balance,
2,000	Series A, Rev., COP, 5.000%, 08/15/15	2,252
2,335	Series B, Rev., COP, 6.000%, 08/15/16	2,632
795	New York State Dormitory Authority, School Districts Financing Program, Series F, Rev., COP, NATL-RE, 6.500%, 10/01/20	925
1,520	New York State Dormitory Authority, Service Contract, Child Care Facilities, Series A, Rev., COP, 5.375%, 04/01/12 (p)	1,585

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Certificate of Participation/Lease — Continued
605	New York State Dormitory Authority, Special Act School Districts Program, Rev., COP, NATL-RE, 5.300%, 07/01/11	607
	New York State Dormitory Authority, State University Educational Facilities,
3,725	Series A, Rev., COP, NATL-RE, FGIC-TCRS, 5.500%, 05/15/13	3,884
5,000	Series A, Rev., COP, NATL-RE-IBC, 5.250%, 05/15/15	5,542
1,050	Series A, Rev., COP, NATL-RE-IBC, Bank of New York, 5.250%, 05/15/21	1,188
1,500	New York State Urban Development Corp., Series D, Rev., COP, 5.375%, 01/01/21	1,708
3,045	New York State Urban Development Corp., Correctional Capital Facilities, Series A, Rev., COP, AGM, 5.250%, 01/01/14	3,243
1,425	New York State Urban Development Corp., Correctional Facilities, Series A, Rev., COP, AMBAC-TCRS, 5.500%, 01/01/14	1,498
	New York State Urban Development Corp., Service Contract,
2,000	Series B, Rev., COP, 5.250%, 01/01/23	2,201
3,000	Series B, Rev., COP, 5.250%, 01/01/25	3,229
7,000	Series C, Rev., COP, 5.000%, 01/01/25	7,428
1,000	New York State Urban Development Corp., State Facilities, Rev., COP, 5.600%, 04/01/15	1,092

		65,213

	Education — 5.9%
1,020	Allegany County Industrial Development Agency, Alfred University, Civic Facilities, Rev., NATL-RE, 5.250%, 08/01/11	1,024
	New York City Transitional Finance Authority, Fiscal Year 2009,
2,800	Series S-3, Rev., 5.250%, 01/15/25	3,024
4,875	Series S-5, Rev., 5.000%, 01/15/20	5,474
	Amherst Industrial Development
	Agency, Faculty-Student Housing
	Corp.,
1,175	Series A, Rev., AMBAC, 5.500%, 08/01/15 (f) (i)	1,203
1,000	Series B, Rev., AMBAC, 5.500%, 08/01/15 (f) (i)	1,024
235	New York Mortgage Agency, Higher Education, Rev., 4.000%, 11/01/14	249
115	New York State Dormitory Authority, Canisius College, Rev., NATL-RE, 4.950%, 07/01/14	116
2,500	New York State Dormitory Authority, City University System, 5th Generation, Rev., NATL-RE-IBC, 5.000%, 07/01/20	2,699
1,000	New York State Dormitory Authority, Fordham University, Rev., AMBAC, 5.000%, 07/01/15	1,101
95	New York State Dormitory Authority, Long Island University, Unrefunded Balance, Rev., RADIAN, 5.000%, 09/01/12	96
	New York State Dormitory Authority, New York University,
500	Series 1, Rev., AMBAC, 5.500%, 07/01/14	565
1,455	Series 1, Rev., AMBAC, 5.500%, 07/01/18	1,726
1,730	Series 1, Rev., AMBAC, 5.500%, 07/01/21	2,077
1,000	Series 1, Rev., AMBAC, 5.500%, 07/01/22	1,204
2,900	Series 1, Rev., AMBAC, 5.500%, 07/01/23	3,491
1,570	Series 1, Rev., AMBAC, 5.500%, 07/01/24	1,884
2,280	Series 1, Rev., AMBAC, 5.500%, 07/01/25	2,723
8,360	Series A, Rev., AMBAC, 5.750%, 07/01/13	9,213
1,000	Series A, Rev., NATL-RE, 5.750%, 07/01/15	1,168
3,500	Series A, Rev., NATL-RE, 5.750%, 07/01/16	4,172
1,000	New York State Dormitory Authority, School Districts Financing Program, Series A, Rev., AGC, 5.000%, 10/01/24	1,083
1,830	New York State Dormitory Authority, State University Dormitory Facilities, Rev., 5.000%, 07/01/18	2,062

		47,378

	General Obligation — 19.5%
2,380	Arlington Central School District, Series A, GO, 5.000%, 05/15/21	2,715
	Brockport Central School District,
1,660	GO, NATL-RE, FGIC, 5.500%, 06/15/13	1,807
1,100	GO, NATL-RE, FGIC, 5.500%, 06/15/14	1,233
1,660	GO, NATL-RE, FGIC, 5.500%, 06/15/15	1,899
685	GO, NATL-RE, FGIC, 5.750%, 06/15/17	810
	Burnt Hills-Ballston Lake Central School District,
95	GO, NATL-RE, FGIC, 5.400%, 07/15/16	95
50	GO, NATL-RE, FGIC, 5.500%, 07/15/17	50

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — Continued
60	GO, NATL-RE, FGIC, 5.500%, 07/15/18	61
1,000	Canandaigua City School District, Series A, GO, AGM, 5.375%, 04/01/15	1,046
	Clarkstown Central School District,
605	GO, AGM, 5.000%, 04/15/13	656
255	GO, AGM, 5.250%, 04/15/15	285
	Cleveland Hill Union Free School District, Unrefunded Balance,
275	GO, NATL-RE, FGIC, 5.500%, 10/15/13	276
295	GO, NATL-RE, FGIC, 5.500%, 10/15/14	296
1,650	Erie County, Public Improvement, Series A, GO, NATL-RE, FGIC, 5.000%, 09/01/12 (p)	1,746
285	Fayetteville-Manlius Central School District, GO, NATL-RE, FGIC, 5.000%, 06/15/12	299
	Genesee Country, Public Improvement,
1,350	GO, 4.000%, 04/15/14	1,463
1,000	GO, 4.000%, 04/15/15	1,101
	Goshen Central School District,
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/16	1,220
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/17	1,226
1,000	GO, NATL-RE, FGIC, 5.000%, 06/15/19	1,168
1,240	Half Hollow Hills Central School District, GO, XLCA, 5.000%, 06/15/18	1,468
1,000	Ilion Central School District, Series B, GO, NATL-RE, FGIC, 5.000%, 06/15/14	1,053
	Monroe County, Public Improvement,
1,050	GO, 6.000%, 03/01/13	1,115
1,030	GO, NATL-RE, FGIC, 5.000%, 03/01/15	1,050
100	GO, NATL-RE, FGIC, 5.000%, 03/01/16	102
335	GO, NATL-RE-IBC, 6.000%, 03/01/15	371
1,000	GO, NATL-RE-IBC, 6.000%, 03/01/18	1,126
280	Monroe Woodbury Central School District, GO, AGM, 5.000%, 04/15/14	308
	Nassau County,
2,160	Series A, GO, AGC, 5.000%, 05/01/17	2,409
4,920	Series A, GO, AGC, 5.000%, 05/01/22	5,244
1,000	Series C, GO, AGM, 5.000%, 07/01/22	1,059
2,000	Series E, GO, AGC, 4.000%, 06/01/15	2,143
2,000	Series F, GO, 5.000%, 10/01/20	2,158
4,280	Nassau County, General Improvement, Series C, GO, AGC, 5.000%, 10/01/24	4,484
1,100	New Rochelle City School District, GO, AGC, 5.000%, 12/01/15	1,269
	New York City,
3,000	Series A-1, GO, 5.250%, 08/15/23	3,344
2,250	Series B, GO, 4.000%, 08/01/14	2,444
4,000	Series B, GO, NATL-RE, FGIC- TCRS, 5.750%, 08/01/13	4,222
2,000	Series C, GO, 5.000%, 08/01/17	2,318
2,000	Series C, GO, 5.000%, 08/01/19	2,323
3,000	Series C, GO, 5.000%, 01/01/20	3,318
5,000	Series D, GO, 5.000%, 02/01/17	5,768
5,000	Series E, GO, AGM, 5.000%, 11/01/17	5,562
2,640	Series E, GO, NATL-RE-IBC, 5.750%, 08/01/12	2,800
2,500	Series G, GO, 5.000%, 12/01/19	2,755
3,000	Series G, GO, 5.000%, 08/01/20	3,241
3,000	Series H, GO, 5.000%, 08/01/16	3,318
2,000	Series H-1, GO, 5.125%, 03/01/24	2,196
1,000	Series J, Sub Series J-1, GO, AGM, 5.000%, 06/01/20	1,091
2,500	Series P, GO, NATL-RE, 5.000%, 08/01/16	2,822
3,000	Sub Series B-1, GO, 5.250%, 09/01/24	3,297
2,000	Sub Series B-1, GO, 5.250%, 09/01/25	2,179
3,535	Sub Series F-1, GO, XLCA, 5.000%, 09/01/19	3,949
1,000	Sub Series J-1, GO, 5.000%, 05/15/24	1,091
3,000	Sub Series L-1, GO, 5.000%, 04/01/22	3,301
4,000	New York City, Fiscal Year 2008, Series A-1, GO, 5.000%, 08/01/18	4,573
440	Niagara County, Public Improvement, GO, NATL-RE, 5.750%, 07/15/14	504
545	Ogdensburg Enlarged City School District, GO, NATL-RE, 4.500%, 06/15/11	546
	Onondaga County,
3,050	Series A, GO, 5.000%, 03/01/24	3,408
1,230	Series A, GO, 5.250%, 05/15/13	1,247
1,280	Series A, GO, 5.250%, 05/15/14	1,298
1,335	Series A, GO, 5.250%, 05/15/15	1,354
785	Series A, GO, 5.250%, 05/15/16	796
	Onondaga County, Unrefunded Balance,
580	Series A, GO, 5.000%, 05/01/12	605
1,960	Series A, GO, 5.000%, 05/01/12 (p)	2,045
870	Orange County, Various Purpose, GO, 3.000%, 07/01/14	928
1,500	Oyster Bay, Public Improvement, Series A, GO, 5.000%, 02/15/16	1,747
775	Red Creek Central School District, GO, AGM, 5.500%, 06/15/14	815
	State of New York,
5,000	Series A, GO, 5.000%, 02/15/27	5,401
6,260	Series C, GO, 5.000%, 04/15/16	7,080
4,000	Series C, GO, 5.000%, 04/15/17	4,497
	Suffolk County, Public Improvement,
1,150	Series B, GO, 4.500%, 11/01/14	1,282
1,550	Series C, GO, NATL-RE, 5.250%, 07/15/13	1,629

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — Continued
1,215	Series C, GO, NATL-RE, 5.250%, 07/15/14	1,276
1,085	Webster Central School District, Series B, GO, AGM, 4.250%, 10/01/14	1,204

		148,385

	Hospital — 2.1%
3,000	New York State Dormitory Authority, FHA Insured Mortgage Montefiore Hospital, Rev., 5.000%, 08/01/20	3,198
400	New York State Dormitory Authority, FHA Insured Mortgage Nursing Home, Series A, Rev., NATL-RE, 5.500%, 08/01/20	403
2,305	New York State Dormitory Authority, Long Island Jewish Medical Center, Series A, Rev., 5.000%, 11/01/17	2,513
	New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center,
1,000	Series C, Rev., NATL-RE, 5.500%, 07/01/23	1,165
370	Series C, Rev., NATL-RE, 5.750%, 07/01/19	440
4,875	Sub Series A2, Rev., 5.000%, 07/01/26	5,096
3,000	New York State Dormitory Authority, Municipal Health Facility, Series 2, Sub Series 2, Rev., 5.000%, 01/15/21	3,278

		16,093

	Housing — 0.7%
2,000	New York City Housing Development Corp., Capital Funding Program, Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/19	2,144
	New York Mortgage Agency, Homeowner Mortgage,
910	Series 143, Rev., AMT, 4.750%, 10/01/22	907
2,485	Series 156, Rev., 5.000%, 04/01/25	2,558

		5,609

	Industrial Development Revenue/Pollution Control Revenue — 3.2%
4,290	New York City Industrial Development Agency, Stock Exchange Project, Series A, Rev., 5.000%, 05/01/23	4,645
	New York City Transitional Finance Authority, Future Tax,
2,000	Sub Series I-2, Rev., 4.000%, 11/01/17	2,230
1,000	Sub Series I-2, Rev., 5.000%, 11/01/17	1,178
1,400	Sub Series I-2, Rev., 5.000%, 11/01/26	1,531
	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund, Unrefunded Balance,
355	Series B, Rev., 5.200%, 05/15/14	374
460	Series NYC-02, Rev., 5.750%, 06/15/11	461
700	Series NYC-02, Rev., 5.750%, 06/15/12	739
5,315	New York State Environmental Facilities Corp., State Water Revolving Fund, Series E, Rev., NATL-RE, 6.000%, 06/15/12	5,606
	New York State Urban Development Corp., State Personal Income Tax,
1,000	Series C, Rev., 4.000%, 12/15/14	1,103
1,000	Series C, Rev., 4.000%, 12/15/15	1,115
2,400	Series C, Rev., 4.000%, 12/15/16	2,700
1,100	Series C, Rev., 5.000%, 12/15/15	1,275
1,350	Series C, Rev., 5.000%, 12/15/16	1,590

		24,547

	Other Revenue — 8.9%
1,500	Albany County Airport Authority, Series A, Rev., AGM, 3.000%, 12/15/14	1,557

	New York City Industrial Development Agency, Civic Facility Revenue, USTA National Tennis Center, Inc. Project,
1,640	Series A, Rev., AGM, 5.000%, 11/15/17	1,755
750	Series A, Rev., AGM, 5.000%, 11/15/19	800
	New York City Transitional Finance Authority, Future Tax Secured,
2,000	Series D, Rev., 5.000%, 11/01/15	2,313
2,000	Series D, Rev., 5.000%, 11/01/16	2,350
1,695	New York City, Armenian Museum of Natural History, Series A, Rev., 5.000%, 04/01/18	1,985
4,855	New York City, Unrefunded Balance, Series J, GO, NATL-RE, 5.250%, 05/15/18	5,356
5,000	New York State Dormitory Authority, Court Facilities Lease, New York City Issue, Rev., AMBAC, 5.500%, 05/15/26	5,639
3,000	New York State Dormitory Authority, Education, Series B, Rev., AMBAC, 5.500%, 03/15/25	3,593
	New York State Dormitory Authority, Mount Sinai Hospital,
2,000	Series A, Rev., 5.000%, 07/01/17	2,210
2,000	Series A, Rev., 5.000%, 07/01/26	2,032
	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund,
1,315	Series C, Rev., 4.000%, 04/15/17	1,477
2,550	Series C, Rev., 5.000%, 10/15/27	2,799

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — Continued
4,500	New York State Local Government Assistance Corp., Series A-5/6, Rev., 5.000%, 04/01/18	5,277
1,125	New York State Thruway Authority, Local Highway & Bridge Trust Fund, Rev., 5.000%, 04/01/14	1,239
	New York State Urban Development Corp., Personal Income Tax, State Facilities,
3,000	Series A-2, Rev., NATL-RE, 5.500%, 03/15/23	3,655
5,000	Series A-2, Rev., NATL-RE, 5.500%, 03/15/25	5,989
3,165	New York State Urban Development Corp., Service Contract, Series B, Rev., 5.000%, 01/01/19	3,594
	Suffolk County Water Authority,
1,365	Series A, Rev., 5.000%, 06/01/14	1,508
1,395	Series A, Rev., 5.000%, 06/01/15	1,569
1,155	Syracuse Industrial Development Agency, Syracuse City School District, Series A, Rev., AGM, 5.000%, 05/01/21	1,283
5,000	Tobacco Settlement Financing Authority, Asset Backed, Series A-1, Rev., AMBAC, 5.250%, 06/01/20	5,287
1,375	TSASC, Inc., Series 1, Rev., 4.750%, 06/01/22	1,293
	United Nations Development Corp.,
2,000	Series A, Rev., 5.000%, 07/01/22	2,207
1,000	Series A, Rev., 5.000%, 07/01/23	1,099

		67,866

	Prerefunded — 4.1%
500	Attica Central School District, GO, AGM, 5.000%, 06/15/11 (p)	501
	Long Island Power Authority, Electric Systems,
5,250	Series A, Rev., AGM, 5.500%, 12/01/12 (p)	5,651
1,875	Series A, Rev., AGM, 5.500%, 12/01/13 (p)	2,095
10,860	Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, Rev., FGIC, 4.750%, 10/01/15 (p)	12,593
145	New York City, Series J, GO, NATL- RE, 5.250%, 05/15/14 (p)	164
345	New York State Dormitory Authority, Columbia University, Series A, Rev., 5.250%, 07/01/11 (p)	350
5	New York State Dormitory Authority, Mental Health Services, Series B, Rev., 6.000%, 08/15/16 (p)	6
1,000	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund, Series A, Rev., 5.750%, 06/15/12 (p)	1,057
	New York State Urban Development Corp., Personal Income Tax, State Facilities,
5,500	Series A, Rev., 5.375%, 03/15/12 (p)	5,715
	Onondaga County,
510	Series A, GO, 5.000%, 05/01/12 (p)	532
275	Shenendehowa Central School District, Clifton Park, GO, AGM, 5.500%, 07/15/11 (p)	277
	Triborough Bridge & Tunnel Authority, General Purpose,
100	Series A, Rev., 4.750%, 01/01/16 (p)	116
1,850	Series X, Rev., 6.625%, 01/01/12 (p)	1,919

		30,976

	Special Tax — 13.5%
	Nassau County Interim Finance Authority, Sales Tax Secured,
1,000	Series A, Rev., 5.000%, 11/15/20	1,159
1,000	Series A, Rev., 5.000%, 11/15/21	1,144
3,000	New York City Transitional Finance Authority, Fiscal Year 2007, Series S- 1, Rev., AGM-CR, FGIC, 5.000%, 07/15/23	3,205
	New York City Transitional Finance Authority, Fiscal Year 2009,
1,500	Series S-3, Rev., 5.000%, 01/15/24	1,610
1,500	Series S-4, Rev., 5.125%, 01/15/24	1,622
	New York City Transitional Finance Authority, Future Tax Secured,
1,545	Series A, Rev., 5.000%, 05/01/26	1,675
1,170	Series A, Rev., 5.250%, 11/01/19	1,382
4,700	Series A, Rev., VAR, 5.500%, 11/01/26	4,795
1,000	Series B, Rev., 5.000%, 11/01/18	1,145
3,000	Series B, Rev., 5.000%, 11/01/20	3,360
3,250	Series D, Rev., 5.000%, 11/01/25	3,584
5,000	Sub Series C-1, Rev., 5.000%, 11/01/19	5,695
50	New York City Transitional Finance Authority, Future Tax Secured, Unrefunded Balance, Series B, Rev., 5.500%, 02/01/13	51
2,000	New York City Transitional Finance Authority, Recovery, Sub Series 3B-1, Rev., 5.000%, 11/01/16	2,350
	New York Local Government Assistance Corp.,

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Special Tax — Continued
5,000	Series C, Rev., 5.000%, 04/01/14	5,577
1,925	Series E, Rev., AGM-CR, 6.000%, 04/01/14	2,096
	New York Local Government Assistance Corp., Senior Lien,
3,000	Series A, Rev., 5.000%, 04/01/18	3,448
2,500	Series A, Rev., 5.000%, 04/01/20	2,861
	New York State Dormitory Authority,
4,000	Series A, Rev., 5.250%, 02/15/23	4,543
3,455	Series B, Rev., 5.250%, 02/15/21	4,007
	New York State Dormitory Authority, Education,
2,000	Series B, Rev., 5.000%, 03/15/20	2,317
3,100	Series C, Rev., 5.000%, 03/15/24	3,393
5,000	New York State Dormitory Authority, Personal Income Tax, Series A, Rev., 5.000%, 03/15/22	5,645
	New York State Environmental Facilities Corp.,
1,725	Series A, Rev., 5.000%, 12/15/17	1,990
1,000	Series A, Rev., 5.000%, 12/15/22	1,123
1,000	Series A, Rev., 5.250%, 12/15/17	1,195
2,000	Series A, Rev., 5.250%, 12/15/18	2,392
	New York State Housing Finance Agency, Economic Development & Housing,
560	Series A, Rev., 3.000%, 03/15/14	590
1,295	Series A, Rev., 5.000%, 03/15/25	1,419
2,890	Series A, Rev., 5.000%, 03/15/26	3,130
2,705	Series A, Rev., 5.000%, 03/15/27	2,914
	New York State Thruway Authority,
1,325	Series A, Rev., 5.000%, 03/15/19	1,515
2,455	Series A, Rev., 5.000%, 03/15/22	2,717
3,700	Series A, Rev., 5.250%, 03/15/19	4,411
	New York State Urban Development Corp., Personal Income Tax, State Facilities,
5,045	Series A-1, Rev., 5.000%, 12/15/21	5,641
5,000	Series A-1, Rev., 5.000%, 12/15/24	5,454
1,500	Series A-2, Rev., NATL-RE, 5.500%, 03/15/19	1,815

		102,970

	Transportation — 18.8%
	Metropolitan Transportation Authority, Dedicated Tax Fund,
2,000	Series 2008C, Rev., 6.250%, 11/15/23	2,317
1,000	Series A, Rev., 5.100%, 11/15/23	1,095
1,000	Series A, Rev., 5.125%, 11/15/24	1,087
1,000	Series A, Rev., NATL-RE, FGIC, 5.250%, 11/15/17	1,173
1,000	Series B, Rev., 5.250%, 11/15/22	1,129
2,000	Series B, Rev., 5.250%, 11/15/24	2,212
	Metropolitan Transportation Authority, Service Contract,
16,920	Series A, Rev., 5.750%, 07/01/16	20,021
4,750	Series A, Rev., AGM-CR, 5.750%, 01/01/18	5,644
1,000	Metropolitan Transportation Authority, Transportation Facilities, Series F, Rev., 5.000%, 11/15/15	1,128
	New York State Thruway Authority,
1,800	Series A, Rev., 5.000%, 04/01/16	2,087
5,000	Series A, Rev., 5.000%, 03/15/17	5,848
1,550	Series A, Rev., 5.000%, 03/15/20	1,796
6,000	Series A, Rev., 5.000%, 04/01/26	6,540
3,000	Series A-1, Rev., 5.000%, 04/01/26	3,244
8,695	Series B, Rev., 5.000%, 04/01/22	9,709
	New York State Thruway Authority, Local Highway & Bridge Trust Fund,
2,000	Rev., 5.000%, 04/01/17	2,281

2,000	Rev., 5.000%, 04/01/19	2,275
	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund,
2,500	Series A, Rev., 5.000%, 04/01/20	2,794
1,500	Series A, Rev., 5.000%, 04/01/22	1,664
2,500	Series A, Rev., AMBAC, 5.000%, 04/01/21	2,725
1,000	Series A, Rev., NATL-RE, 5.000%, 04/01/20	1,080
2,500	Series B, Rev., 5.000%, 04/01/22	2,756
5,000	Series B, Rev., 5.000%, 04/01/24	5,421
5,000	Series B, Rev., AGM, 5.000%, 04/01/15	5,694
2,875	Series B, Rev., NATL-RE, FGIC, 5.000%, 04/01/16	3,291
5,000	Series B, Rev., NATL-RE, FGIC, 5.000%, 04/01/17	5,632
2,000	Series H, Rev., NATL-RE, 5.000%, 01/01/20	2,200
3,000	Series H, Rev., NATL-RE, 5.000%, 01/01/21	3,262
1,375	Niagara Falls Bridge Commission, Tolls, Series B, Rev., NATL-RE, FGIC, 5.250%, 10/01/15	1,448
	Port Authority of New York & New Jersey, CONS,
3,000	147th Series, Rev., NATL-RE, FGIC, 5.000%, 10/15/21	3,138
1,500	149th Series, Rev., 5.000%, 11/15/18	1,734
4,000	151st Series, Rev., 5.250%, 09/15/23	4,158
5,000	152nd Series, Rev., 5.000%, 11/01/22	5,175
	Triborough Bridge & Tunnel Authority, General Purpose,
6,305	Series A, Rev., 5.000%, 11/15/21	7,024
1,500	Series A-2, Rev., 5.000%, 11/15/23	1,643
2,650	Series C, Rev., 5.000%, 11/15/21	2,994
3,800	Series C, Rev., 5.000%, 11/15/23	4,162
5,000	Series D, Rev., 5.000%, 11/15/23	5,458

		143,039

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Utility — 2.3%
	Long Island Power Authority, Electric Systems,
2,500	Series A, Rev., NATL-RE, FGIC, 5.000%, 12/01/19	2,743
2,000	Series B, Rev., 5.625%, 04/01/24	2,216
1,000	Series D, Rev., NATL-RE, 5.000%, 09/01/17	1,127
3,300	Series E, Rev., BHAC-CR, FGIC, 5.000%, 12/01/21	3,554
1,000	Series E, Rev., NATL-RE, FGIC, 5.000%, 12/01/18	1,110
5,000	Long Island Power Authority, Electric Systems, Capital Appreciation, Series A, Rev., AGM, Zero Coupon, 06/01/21	3,509
2,500	New York Power Authority (The), Series C, Rev., NATL-RE, 5.000%, 11/15/20	2,812

		17,071

	Water & Sewer — 4.8%
	Nassau County Sewer & Storm Water Finance Authority,
870	Series B, Rev., NATL-RE, 5.000%, 10/01/19	925
700	Series B, Rev., NATL-RE, 5.000%, 10/01/20	740
1,000	New York City Municipal Water Finance Authority, 2nd Generation, Fiscal Year 2010, Series BB, Rev., 5.000%, 06/15/14	1,125
	New York City Municipal Water Finance Authority, Water & Sewer System,
3,000	Series AA, Rev., 5.000%, 06/15/22	3,349
1,500	Series B, Rev., 5.000%, 06/15/18	1,658
7,355	Series B, Rev., 5.000%, 06/15/19	8,111
5,330	New York City Municipal Water Finance Authority, Water & Sewer System, 2nd Generation Resolution, Series BB, Rev., 5.000%, 06/15/19	5,941
	New York State Environmental Facilities Corp.,
1,450	Series A, Rev., 5.000%, 06/15/14	1,630
1,000	Series A, Rev., 5.000%, 06/15/15	1,150
1,015	New York State Environmental Facilities Corp., Municipal Water Revolving Fund, Series E, Rev., 5.000%, 06/15/14	1,144
2,000	New York State Environmental Facilities Corp., State Clean Water & Drinking, New York City Municipal Project, Revolving Funds, Series E, Rev., 5.375%, 06/15/15	2,093
4,175	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Pooled Financing, Series B, Rev., 5.500%, 10/15/25	5,092
3,125	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Second Resolution, Series I, Rev., 5.000%, 06/15/14	3,399

		36,357

	Total New York	705,504

	Ohio — 0.1%
	Housing — 0.1%
965	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series A, Rev., AMT, GNMA COLL, 4.300%, 09/01/16	992

	Puerto Rico — 0.9%
	General Obligation — 0.2%
	Commonwealth of Puerto Rico, Public Improvement,
1,120	GO, AGM-CR, 5.500%, 07/01/12	1,172
210	Series A, GO, 5.500%, 07/01/18	225

		1,397

	Other Revenue — 0.2%
1,470	Puerto Rico Public Buildings Authority, Government Facilities, Commonwealth Guaranteed, Unrefunded Balance, Series C, Rev., 5.500%, 07/01/12	1,524

	Transportation — 0.4%
	Puerto Rico Highway & Transportation Authority,
2,000	Series AA, Rev., NATL-RE, 5.500%, 07/01/18	2,153
1,105	Series Z, Rev., AGM, 6.250%, 07/01/16	1,268

		3,421

	Utility — 0.1%
475	Puerto Rico Electric Power Authority, Series KK, Rev., AGM, 5.250%, 07/01/13	513

	Total Puerto Rico	6,855

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Texas — 0.6%
	General Obligation — 0.6%
1,750	Grand Prairie Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/17	1,528
3,000	Lewisville Independent School District, Capital Appreciation, School Building, GO, PSF-GTD, Zero Coupon, 08/15/15	2,782

	Total Texas	4,310

	Virgin Islands — 0.5%
	Other Revenue — 0.5%
4,000	Virgin Islands Public Finance Authority, Gross Receipts, Tax Loan Notes, Series A, Rev., 6.375%, 10/01/19	4,029

	Wisconsin — 0.5%
	General Obligation — 0.4%
2,500	State of Wisconsin, Series 1, GO, NATL-RE, 5.000%, 05/01/16	2,842

	Hospital — 0.1%
1,250	State of Wisconsin, Health & Education, Rev., 4.780%, 05/01/29 (f) (i)	1,263

	Total Wisconsin	4,105

	Total Municipal Bonds
	(Cost $705,331)	748,653

SHARES
Short-Term Investment — 0.4%
	Investment Company — 0.4%
3,514	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $3,514)	3,514

	Total Investments — 98.8%
	(Cost $708,845)	752,167
	Other Assets in Excess of Liabilities — 1.2%	8,931

	NET ASSETS — 100.0%	$761,098

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.*
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
CONS	—	Consolidated Bonds
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
MBIA	—	Insured by Municipal Bond Insurance Corp.
NATL	—	Insured by National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue
PSF	—	Permanent School Fund
RADIAN	—	Insured by Radian Asset Assurance
RE	—	Reinsured
Rev.	—	Revenue
TCRS	—	Transferable Custodial Receipts
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2011.
XLCA	—	Insured by XL Capital Assurance

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $4,546,000 which amounts to 0.6% of total investments.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of May 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
*	Filed for bankruptcy on November 8, 2010.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$43,560
Aggregate gross unrealized depreciation	(238)

Net unrealized appreciation/depreciation	$43,322

Federal income tax cost of investments	$708,845

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by state as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
California
General Obligation	$—	$2,437	$—	$2,437
Water & Sewer	—	1,705	—	1,705

Total California	—	4,142	—	4,142

District of Columbia
Certificate of Participation/Lease	—	1,609	—	1,609
Florida
Water & Sewer	—	—	1,056	1,056
Hawaii
Water & Sewer	—	869	—	869
Louisiana
General Obligation	—	1,731	—	1,731
Massachusetts
Prerefunded	—	5,661	—	5,661
Michigan
Housing	—	2,143	—	2,143
New Jersey
Other Revenue	—	5,647	—	5,647
New York
Certificate of Participation/Lease	—	65,213	—	65,213
Education	—	45,151	2,227	47,378
General Obligation	—	148,385	—	148,385
Hospital	—	16,093	—	16,093
Housing	—	5,609	—	5,609
Industrial Development Revenue/Pollution Control Revenue	—	24,547	—	24,547
Other Revenue	—	67,866	—	67,866
Prerefunded	—	30,976	—	30,976

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

Special Tax	—	102,970	—	102,970
Transportation	—	143,039	—	143,039
Utility	—	17,071	—	17,071
Water & Sewer	—	36,357	—	36,357

Total New York	—	703,277	2,227	705,504

Ohio
Housing	—	992	—	992
Puerto Rico
General Obligation	—	1,397	—	1,397
Other Revenue	—	1,524	—	1,524
Transportation	—	3,421	—	3,421
Utility	—	513	—	513

Total Puerto Rico	—	6,855	—	6,855

Texas
General Obligation	$—	$4,310	$—	$4,310
Virgin Islands
Other Revenue	—	4,029	—	4,029
Wisconsin
General Obligation	—	2,842	—	2,842
Hospital	—	—	1,263	1,263

Total Wisconsin	—	2,842	1,263	4,105

Total	—	744,107	4,546	748,653

Short-Term Investment
Investment Company	3,514	—	—	3,514

Total Investments in Securities	$3,514	$744,107	$4,546	$752,167

There were no transfers between Levels 1 and 2 during the period ended May 31, 2011.

	Balance as of 02/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases 1	Sales 2	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/2011
Investments in Securities
Florida - Water & Sewer	$1,048	$—	$11	$(3)	$—	$—	$—	$—	$1,056
New York - Education	2,238	—	(8)	(3)	—	—	—	—	2,227
Wisconsin - Hospital	1,254	—	9	—	—	—	—	—	1,263

Total	$4,540	$—	$12	$(6)	$—	$—	$—	$—	$4,546

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2011, which were valued using significant unobservable inputs (Level 3) amounted to approximately $12,000.

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Certificates of Deposit — 49.3%
200,000	ABN Amro Bank N.V., 0.235%, 06/27/11	200,001
	Australia & New Zealand Banking Group Ltd.,
470,000	0.250%, 11/10/11	470,000
603,000	Bank of Montreal,
	0.150%, 06/02/11	603,000
238,000	0.150%, 06/06/11	238,000
	Bank of Nova Scotia,
1,022,000	0.190%, 08/26/11	1,022,000
483,000	0.190%, 08/31/11	483,000
460,000	0.210%, 07/15/11	460,000
200,000	0.210%, 07/21/11	200,000
153,000	0.270%, 06/01/11	153,000
1,175,000	0.270%, 06/02/11	1,175,000
269,000	0.320%, 07/08/11	269,000
551,400	0.350%, 07/06/11	551,400
581,000	0.350%, 07/11/11	581,000
488,150	0.430%, 09/06/11	488,150
173,000	0.430%, 09/07/11	173,000
150,000	0.430%, 09/09/11	150,000
300,000	0.430%, 09/12/11	300,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
300,000	0.400%, 08/03/11	300,000
269,000	0.400%, 08/08/11	269,000
242,000	0.420%, 08/18/11	242,005
414,000	Banque Federative du Credit Mutuel, 0.280%, 06/02/11	414,000
	Barclays Bank plc,
820,000	0.270%, 11/07/11	820,000
658,000	0.300%, 10/26/11	658,000
260,000	0.300%, 10/28/11	260,000
	BNP Paribas,
206,000	0.440%, 11/01/11	206,000
304,000	0.440%, 11/04/11	304,000
475,000	0.450%, 11/02/11	475,005
1,059,000	0.460%, 10/11/11	1,059,000
350,000	0.490%, 10/05/11	350,000
850,000	0.530%, 09/29/11	850,014
437,000	0.560%, 08/09/11	437,000
165,000	BPCE, 0.320%, 07/08/11	165,002
	Caisse des Depots et Consignation,
405,000	0.410%, 08/01/11	405,003
788,000	0.410%, 08/03/11	788,014
320,000	0.420%, 08/09/11	320,000
87,000	0.570%, 09/13/11	87,000
400,000	0.580%, 09/02/11	400,010
100,000	Clydesdale Bank plc, 0.280%, 08/26/11	100,000
	Commerzbank AG,
451,000	0.160%, 06/02/11	451,000
116,000	0.160%, 06/06/11	116,000
548,000	Commonwealth Bank of Australia Ltd., 0.240%, 07/06/11	548,000
	Credit Agricole S.A.,
844,000	0.250%, 08/11/11	844,000
775,000	0.250%, 08/26/11	775,000
520,000	0.280%, 07/15/11	520,000
522,000	0.310%, 07/08/11	522,000
150,000	0.320%, 06/20/11	150,000
480,000	0.340%, 06/27/11	480,000
	Credit Industriel Et Commercial,
455,000	0.245%, 08/01/11	455,004
56,000	0.260%, 07/15/11	56,001
279,000	0.300%, 08/26/11	279,003
425,000	0.320%, 06/01/11	425,000
	Credit Suisse First Boston,
253,000	0.280%, 10/27/11	253,000
622,000	0.350%, 07/05/11	622,000
418,000	Danske Bank A/S, 0.170%, 06/06/11	418,000
	Deutsche Bank AG,
450,000	0.270%, 11/16/11	450,000
1,100,000	0.270%, 12/01/11	1,100,000
365,000	0.350%, 10/04/11	365,000
500,000	0.390%, 10/04/11	500,000
	DnB NOR Bank ASA,
435,000	0.190%, 08/01/11	435,000
150,000	0.195%, 07/29/11	150,000
358,000	0.220%, 07/11/11	358,002
500,000	0.250%, 06/07/11	500,000
1,000,000	0.255%, 06/07/11	1,000,001
1,000,000	Erste Bank Der Oesterreichischen Sparkas, 0.160%, 06/02/11	1,000,000
	HSBC Bank plc,
404,000	0.330%, 09/29/11	404,000
543,000	0.340%, 06/01/11	543,000
487,000	0.350%, 08/26/11	487,000
300,000	0.465%, 09/16/11	300,000
215,000	0.510%, 08/23/11	215,000
750,000	0.530%, 08/22/11	750,000
600,000	0.570%, 08/19/11	600,007
73,000	0.580%, 08/16/11	73,000
580,000	0.590%, 08/16/11	580,006
	ING Bank N.V.,
663,000	0.260%, 08/22/11	663,000
259,000	0.260%, 08/23/11	259,000
529,000	0.260%, 09/02/11	529,000
640,000	0.270%, 08/11/11	640,000
535,000	0.330%, 07/01/11	535,000
323,000	Intesa Sanpaolo S.p.A., 0.250%, 06/30/11	323,000
	Lloyds TSB Bank plc,
600,000	0.240%, 08/15/11	600,000
300,000	0.250%, 08/05/11	300,000
538,000	0.277%, 07/26/11	538,000
	Mitsubishi UFJ Trust & Banking Corp.,
100,000	0.380%, 09/12/11	99,891
200,000	0.220%, 07/07/11	200,000
252,000	0.240%, 07/01/11	252,000
96,000	0.384%, 09/08/11	96,000
137,000	0.390%, 08/30/11	137,000
300,000	0.398%, 08/15/11	300,000
	Mizuho Corporate Bank Ltd.,
423,000	0.200%, 07/01/11	423,000
127,000	0.270%, 06/07/11	127,000

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Certificates of Deposit — Continued
	National Australia Bank Ltd.,
201,000	0.250%, 11/01/11	201,000
500,000	0.285%, 11/14/11	500,011
524,000	0.300%, 11/28/11	524,000
270,000	0.305%, 11/28/11	270,007
647,000	0.340%, 09/07/11	647,000
436,000	0.340%, 09/29/11	436,007
480,000	0.350%, 06/09/11	480,000
198,000	0.360%, 08/19/11	198,013
159,000	0.390%, 06/09/11	159,000
284,000	National Bank of Canada, 0.230%, 07/06/11	284,000
	Natixis,
209,000	0.320%, 08/01/11	209,000
300,000	0.330%, 08/10/11	300,000
802,000	VAR, 0.350%, 07/31/11	802,000
241,900	0.350%, 07/08/11	241,900
215,000	0.360%, 07/07/11	215,000
380,000	Nederlandse Waterschapsbank N.V., 0.300%, 10/28/11	379,529
	Nordea Bank Finland plc,
142,000	0.210%, 07/08/11	142,000
276,000	0.210%, 07/11/11	276,000
490,000	0.270%, 11/09/11	490,000
475,000	0.320%, 09/02/11	475,000
408,000	0.320%, 09/07/11	408,000
448,000	0.325%, 09/06/11	448,006
47,000	0.370%, 07/12/11	47,000
200,000	0.370%, 07/13/11	200,000
	Norinchukin Bank-New York,
278,000	0.230%, 07/01/11	278,000
400,000	0.230%, 07/05/11	400,000
32,000	0.280%, 06/16/11	32,001
	Rabobank Nederland N.V.,
536,000	0.274%, 08/30/11	536,000
567,800	0.275%, 10/21/11	567,800
570,000	0.280%, 11/03/11	570,000
200,000	0.281%, 02/27/12	200,000
96,000	0.290%, 11/23/11	95,865
325,000	0.350%, 10/06/11	324,599
104,000	0.400%, 08/25/11	103,902
268,000	0.400%, 08/10/11	267,792
544,000	0.460%, 09/06/11	544,015
325,000	0.475%, 08/19/11	325,000
565,000	0.495%, 09/13/11	565,008
594,220	0.500%, 08/17/11	594,220
	Royal Bank of Canada,
273,000	0.300%, 09/07/11	273,000
410,000	0.300%, 09/12/11	410,000
	Royal Bank of Scotland plc,
522,000	0.200%, 07/29/11	522,000
525,000	0.200%, 08/01/11	525,000
92,000	Shizuoka Bank, 0.250%, 07/01/11	92,000
	Societe Generale,
393,000	0.240%, 08/22/11	393,000
975,000	0.250%, 08/12/11	975,000
700,000	0.260%, 08/11/11	700,007
452,000	0.365%, 08/02/11	452,000
156,000	0.380%, 06/01/11	156,000
	Sumitomo Mitsui Banking Corp.,
449,000	0.180%, 07/05/11	449,000
444,000	0.240%, 06/02/11	444,000
100,000	0.240%, 06/03/11	100,000
238,000	0.345%, 08/24/11	237,997
125,000	0.345%, 08/31/11	125,000
80,000	0.350%, 08/25/11	80,000
44,000	0.360%, 08/11/11	44,000
487,600	0.360%, 08/12/11	487,600
242,000	VAR, 0.424%, 07/25/11	242,000
	Svenska Handelsbanken, Inc.,
397,500	0.270%, 06/15/11	397,500
47,000	0.270%, 07/18/11	47,000
200,000	0.300%, 09/21/11	200,000
100,000	0.325%, 10/05/11	100,000
200,000	0.350%, 07/13/11	200,000
395,000	0.350%, 08/25/11	395,000
200,000	0.355%, 09/01/11	200,003
414,500	0.360%, 06/08/11	414,500
75,000	0.360%, 06/16/11	75,000
170,000	Toronto Dominion Bank, 0.350%, 07/12/11	170,000
	UBS AG,
780,000	0.190%, 08/29/11	780,000
496,000	0.250%, 06/29/11	495,998
775,000	0.255%, 06/30/11	774,997
245,575	UniCredito Italiano S.p.A., 0.150%, 06/02/11	245,575
	Westpac Banking Corp.,
115,000	0.220%, 08/31/11	115,000
260,000	0.290%, 11/01/11	260,000

	Total Certificates of Deposit (Cost $64,486,371)	64,486,371

Commercial Paper — 16.4%(n)
	Amsterdam Funding Corp.,
50,000	0.220%, 07/20/11 (e)	49,985
30,000	0.220%, 07/21/11 (e)	29,991
	Antalis U.S. Funding Corp.,
74,650	0.200%, 06/06/11 (e) (m)	74,648
58,000	0.200%, 06/24/11 (e) (m)	57,993
130,000	ASB Finance Ltd., 0.210%, 08/01/11 (e)	129,954
	Atlantis One Funding Corp.,
852,000	0.280%, 11/10/11 (e)	850,927
247,000	0.280%, 11/14/11 (e)	246,681
143,000	0.341%, 10/04/11 (e) (m)	142,831
388,000	0.371%, 08/23/11 (e) (m)	387,669
	Australia & New Zealand Banking Group Ltd.,
100,000	0.310%, 10/04/11 (e)	99,892
263,000	0.351%, 06/08/11 (e)	262,982
105,000	Banque et Caisse d’Epargne de L’Etat, 0.336%, 09/06/11	104,905
	Barclays Bank plc,
200,000	0.300%, 09/01/11 (e)	199,847
159,000	0.330%, 07/07/11 (e)	158,947

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Commercial Paper — Continued
79,000	Barclays U.S. Funding Corp., 0.180%, 06/10/11	78,996
	BNP Paribas,
600,000	0.436%, 11/07/11	598,847
125,496	0.562%, 08/09/11	125,362
25,000	CAFCO LLC, 0.240%, 09/01/11 (e)	24,985
	Caisse d’Amortissement de la Dette Socia,
255,000	0.275%, 11/23/11 (e)	254,659
255,000	0.285%, 11/28/11 (e)	254,637
45,000	0.290%, 11/15/11 (e)	44,939
336,000	0.290%, 11/25/11 (e)	335,521
100,000	0.340%, 06/07/11 (e)	99,994
211,000	0.341%, 09/19/11 (e)	210,781
800,000	0.366%, 07/07/11 (e)	799,708
136,000	0.391%, 07/20/11 (e)	135,928
179,000	Cancara Asset Securitisation LLC, 0.150%, 06/28/11 (e)	178,980
145,000	Commerzbank U.S. Finance, Inc., 0.160%, 06/02/11	144,999
	Commonwealth Bank of Australia Ltd.,
130,000	0.230%, 07/06/11 (e)	129,971
550,000	0.260%, 06/07/11 (e)	549,976
435,000	0.270%, 11/04/11 (e)	434,491
190,000	0.351%, 06/15/11 (e)	189,974
141,000	0.354%, 07/07/11 (e)	140,950
240,000	CRC Funding LLC, 0.240%, 09/01/11	239,853
602,000	Credit Suisse First Boston, 0.290%, 10/26/11	601,287
500,000	DnB NOR Bank ASA, 0.190%, 07/29/11 (e)	499,847
200,000	Ebbets Funding LLC, 0.320%, 06/03/11 (e)	199,996
245,000	European Investment Bank, 0.200%, 07/08/11	244,950
200,000	General Electric Capital Services, Inc., 0.250%, 06/06/11	199,993
	Govco Inc.,
115,000	0.280%, 06/07/11 (e)	114,995
100,000	0.280%, 06/16/11 (e)	99,988
	Intesa Funding LLC,
348,575	0.110%, 06/01/11	348,575
366,000	0.215%, 06/02/11	365,998
	Kells Funding LLC,
200,000	0.339%, 08/23/11 (e)	200,000
100,000	0.340%, 06/09/11 (e)	99,993
150,000	0.340%, 08/17/11 (e)	150,000
200,000	0.360%, 06/22/11 (e)	199,958
200,000	0.360%, 06/23/11 (e)	199,956
130,000	0.381%, 09/19/11 (e)	129,849
150,000	0.391%, 07/06/11 (e)	149,943
170,000	0.411%, 08/02/11 (e)	169,880
100,000	Kreditanstalt Fur Wiederaufbau, 0.331%, 07/08/11 (e)	99,966
	Liberty Street Funding Corp.,
50,000	0.210%, 07/25/11 (e)	49,984
50,000	0.270%, 06/14/11 (e)	49,995
48,000	LMA Americas LLC, 0.240%, 08/30/11 (e)	47,971
90,000	Macquarie Bank Ltd.,
	0.250%, 06/02/11 (e)	90,000
57,000	0.360%, 08/08/11 (e)	56,961
200,000	0.360%, 08/09/11 (e)	199,862
	MetLife Short Term Funding LLC,
85,500	0.230%, 07/29/11 (e)	85,468
100,000	0.260%, 07/12/11 (e)	99,971
100,000	Mizuho Funding LLC, 0.275%, 06/03/11 (e)	99,999
242,000	National Australia Funding Delaware, Inc., 0.341%, 07/01/11 (e)	241,931
200,000	Natixis, 0.270%, 08/26/11	199,871
	Nordea North America, Inc.,
156,000	0.280%, 11/02/11	155,813
242,000	0.321%, 09/06/11	241,791
139,997	0.371%, 07/12/11	139,938
150,000	0.376%, 07/07/11	149,944
259,000	Northern Pines Funding LLC, 0.381%, 11/03/11 (e)	258,576
	NRW Bank Corp.,
127,000	0.000%, 12/01/11 (e)	126,832
836,000	0.190%, 06/28/11 (e)	835,881
100,000	0.230%, 07/06/11 (e)	99,978
228,000	0.230%, 08/19/11 (e)	227,885
409,000	0.263%, 11/28/11 (e)	408,462
40,000	0.351%, 07/11/11 (e)	39,984
153,000	1.857%, 11/29/11 (e)	152,796
	Private Export Funding Corp.,
33,000	0.270%, 10/03/11 (e)	32,969
50,000	0.270%, 10/05/11 (e)	49,953
105,000	Regency Markets No. 1 LLC, 0.130%, 06/01/11 (e)	105,000
	Royal Park Investment Funding Corp.,
113,000	0.260%, 06/17/11	112,987
117,000	0.270%, 06/09/11	116,993
90,000	0.270%, 06/23/11	89,985
17,390	Salisbury Receivables Co. LLC, 0.180%, 06/22/11 (e)	17,388
90,000	Scaldis Capital LLC, 0.180%, 06/10/11 (e)	89,996
	Societe Generale North America, Inc.,
102,000	0.250%, 07/25/11	101,962
200,000	0.250%, 08/15/11	199,896
	Straight-A Funding LLC,
32,386	0.190%, 07/27/11	32,376
125,543	0.200%, 07/06/11	125,519
124,513	0.250%, 06/01/11	124,513
185,000	Suncorp Metway Ltd., 0.240%, 07/05/11 (e)	184,958
47,000	Svenska Handelsbanken, Inc., 0.280%, 07/15/11 (e)	46,984
	UOB Funding LLC,
75,000	0.320%, 07/11/11	74,973
100,000	0.320%, 07/14/11	99,962
	Westpac Banking Corp.,
146,000	0.220%, 08/22/11 (e)	145,927
297,000	0.290%, 11/04/11 (e)	296,627
1,004,000	0.290%, 11/07/11 (e)	1,002,714

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Commercial Paper — Continued
500,000	0.300%, 10/14/11 (e)	499,437
428,000	0.310%, 10/07/11 (e)	427,528
303,000	0.331%, 10/03/11 (e)	302,656
200,000	0.331%, 10/04/11 (e)	199,771
145,000	0.331%, 10/05/11 (e)	144,832
552,750	0.341%, 07/05/11 (e)	552,573
287,000	0.351%, 06/10/11 (e)	286,975
61,000	Windmill Funding I Corp, 0.220%, 07/25/11 (e)	60,980

	Total Commercial Paper (Cost $21,432,304 )	21,432,304

Corporate Notes — 1.3%
	Financials — 0.9%
	Commercial Banks — 0.8%
546,250	Australia & New Zealand Banking Group Ltd., VAR, 0.360%, 06/15/11 (e) (m)	546,250
	Bank of America N.A.
150,000	0.190%, 07/29/11	150,000
260,000	0.260%, 07/08/11	260,000
88,000	Kreditanstalt Fur Wiederaufbau, 3.750%, 06/27/11	88,207

		1,044,457

	Diversified Financial Services — 0.1%
213,232	LICO Icahn Ltd., VAR, 0.910%, 09/10/11 (e) (i)	213,232

	Supranational — 0.4%
479,070	World Bank, VAR, 0.249%, 07/13/11	479,070

	Total Corporate Notes (Cost $1,736,759 )	1,736,759

Foreign Government Security — 0.1%
121,520	Kingdom of Denmark, 2.750%, 11/15/11 (Cost $122,770)	122,770

Repurchase Agreements — 12.0%
998,000	Barclays Capital, Inc., 0.120%, dated 05/31/11, due 06/02/11, repurchase price $998,007, collateralized by U.S. Government Agency Securities with a value of $1,017,960.	998,000
112,018	Barclays Capital, Inc., 0.150%, dated 05/31/11, due 06/01/11, repurchase price $112,018, collateralized by U.S. Government Agency Securities with a value of $115,379.	112,018
700,000	Barclays Capital, Inc., 0.150%, dated 05/31/11, due 06/01/11, repurchase price $700,003, collateralized by U.S. Government Agency Securities with a value of $721,000.	700,000
659,000	Barclays Capital, Inc., 0.590%, dated 05/31/11, due 07/30/11, repurchase price $659,648, collateralized by Corporate Bonds and Notes with a value of $691,950. (i)	659,000
723,000	Barclays Capital, Inc., 0.590%, dated 05/31/11, due 07/30/11, repurchase price $723,711, collateralized by Corporate Bonds and Notes with a value of $759,150. (i)	723,000
425,000	Citigroup, Inc., 0.700%, dated 05/31/11, due 07/05/11, repurchase price $425,289, collateralized by Corporate Bonds and Notes and U.S. Government Agency Securities with a value of $437,685. (i)	425,000
425,000	Citigroup, Inc., 0.900%, dated 05/31/11, due 07/05/11, repurchase price $425,372, collateralized by Corporate Bonds and Notes and U.S. Government Agency Securities with a value of $437,724. (i)	425,000
767,791	Deutsche Bank Securities, Inc., 0.140%, dated 05/31/11, due 06/01/11, repurchase price $767,794, collateralized by U.S. Government Agency Securities with a value of $783,147.	767,791
2,600,000	Deutsche Bank Securities, Inc., 0.140%, dated 05/31/11, due 06/01/11, repurchase price $2,600,010, collateralized by U.S. Government Agency Securities with a value of $2,652,000.	2,600,000
460,000	Deutsche Bank Securities, Inc., 0.490%, dated 05/31/11, due 08/04/11, repurchase price $460,407, collateralized by Corporate Bonds and Notes, U.S. Treasury Security, and U.S. Government Agency Securities with a value of $460,224. (i)	460,000
483,000	Deutsche Bank Securities, Inc., 0.490%, dated 05/31/11, due 08/04/11, repurchase price $483,427, collateralized by Corporate Bonds and Notes with a value of $497,665. (i)	483,000
300,000	Goldman Sachs & Co., 0.120%, dated 05/31/11, due 06/01/11, repurchase price $300,001, collateralized by Corporate Bonds and Notes and U.S. Government Agency Securities with a value of $306,001.	300,000
800,000	Goldman Sachs & Co., 0.130%, dated 05/31/11, due 06/07/11, repurchase price $800,020, collateralized by U.S. Government Agency Securities with a value of $816,000.	800,000
400,000	HSBC Securities USA, Inc, 0.230%, dated 05/31/11, due 06/01/11, repurchase price $400,003, collateralized by Corporate Bonds and Notes with a value of $412,004.	400,000

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — Continued
20,000	Merrill Lynch & Co., Inc., 0.140%, dated 05/31/11, due 06/01/11, repurchase price $20,000, collateralized by U.S. Government Agency Securities with a value of $20,400.	20,000
294,000	Merrill Lynch & Co., Inc., 0.340%, dated 05/31/11, due 07/05/11, repurchase price $294,097, collateralized by Corporate Bonds and Notes and U.S. Government Agency Securities with a value of $308,419. (i)	294,000
1,400,000	Merrill Lynch & Co., Inc., 0.790%, dated 05/31/11, due 07/05/11, repurchase price $1,401,075, collateralized by Corporate Bonds and Notes with a value of $1,453,637. (i)	1,400,000
1,429,000	RBS Securities, Inc., 0.410%, dated 05/31/11, due 06/01/11, repurchase price $1,429,016, collateralized by Corporate Bonds and Notes with a value of $1,485,932.	1,429,000
2,698,000	UBS Warburg LLC, 0.150%, dated 05/31/11, due 06/01/11, repurchase price $2,698,011, collateralized by U.S. Government Agency Securities with a value of $2,751,960.	2,698,000

	Total Repurchase Agreements (Cost $15,693,809 )	15,693,809

Time Deposits — 14.5%
1,700,000	BPCE, 0.120%, 06/01/11	1,700,000
	Citibank N.A.,
499,575	0.130%, 06/02/11	499,575
500,000	0.140%, 06/02/11	500,000
2,700,000	Commerzbank AG, 0.120%, 06/01/11	2,700,000
2,721,575	Credit Agricole S.A., 0.130%, 06/01/11	2,721,575
1,183,809	Deutsche Bank AG, 0.110%, 06/01/11	1,183,809
1,300,000	Erste Bank Der Oesterreichischen Sparkas, 0.110%, 06/01/11	1,300,000
895,359	KBC Bank N.V., 0.100%, 06/01/11	895,359
275,000	Landesbank Hessen-Thueringen Girozentral, 0.150%, 06/07/11	275,000
500,000	Lloyds TSB Bank plc, 0.120%, 06/01/11	500,000
500,000	Nordea Bank Finland plc, 0.100%, 06/01/11	500,000
2,700,000	Societe Generale, 0.110%, 06/01/11	2,700,000
2,500,000	Svenska Handelsbanken, Inc., 0.110%, 06/01/11	2,500,000
1,000,000	UniCredit Bank AG, 0.150%, 06/02/11	1,000,000

	Total Time Deposits (Cost $18,975,318 )	18,975,318

U.S. Government Agency Securities — 6.7%
	Federal Home Loan Bank,
100,000	DN, 0.070%, 08/02/11 (n)	99,988
632,000	VAR, 0.123%, 01/30/12	631,890
409,000	VAR, 0.228%, 11/07/11	408,929
	Federal Home Loan Mortgage Corp.,
550,000	VAR, 0.141%, 12/29/11	549,840
200,000	VAR, 0.158%, 12/14/11	199,957
600,000	VAR, 0.158%, 12/16/11	599,869
870,000	VAR, 0.160%, 02/04/13	869,255
466,550	VAR, 0.181%, 04/03/12	466,393
509,900	VAR, 0.193%, 10/26/11	509,817
687,000	VAR, 0.290%, 01/10/13	686,665
	Federal National Mortgage Association,
19,182	DN, 0.105%, 10/12/11 (n)	19,174
416,000	VAR, 0.215%, 08/23/12	415,845
900,000	VAR, 0.221%, 12/28/12	899,713
423,000	VAR, 0.226%, 12/20/12	422,867
1,082,250	VAR, 0.300%, 11/23/12	1,081,922
835,000	VAR, 0.330%, 09/13/12	834,783
	Total U.S. Government Agency Securities (Cost $8,696,907 )	8,696,907
U.S. Treasury Obligations — 0.9%
	U.S. Treasury Bill — 0.1% (n)
60,000	0.166%, 09/29/11	59,967
	U.S. Treasury Notes — 0.8%
273,000	0.875%, 01/31/12	273,939
553,000	0.875%, 02/29/12	555,162
260,000	1.000%, 10/31/11	260,866

		1,089,967

	Total U.S. Treasury Obligations (Cost $1,149,934 )	1,149,934

	Total Investments — 101.2% (Cost $132,294,172)*	132,294,172
	Liabilities in Excess of Other Assets — (1.2)%	(1,627,638)

	NET ASSETS — 100.0%	$130,666,534

Percentages indicated are based on net assets.

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

DN	— Discount Notes
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2011.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of swaps, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$—	$132,294,172	$—	$132,294,172

There were no transfers into and out of Levels 1 and 2 during the three months ended May 31, 2010.

#	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investment (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Security — 0.1%
123	Residential Asset Securities Corp., Series 2005-KS10, Class 1A2, VAR, 0.444%, 11/25/35 (m) (Cost $122)	117

Collateralized Mortgage Obligations — 0.2%
	Non-Agency CMO — 0.2%
116	Adjustable Rate Mortgage Trust, Series 2005-12, Class 5A1, VAR, 0.444%, 03/25/36 (m)	63
251	Harborview Mortgage Loan Trust, Series 2005-11, Class 2A1A, VAR, 0.507%, 08/19/45 (m)	183

	Total Collateralized Mortgage Obligations
	(Cost $368)	246

U.S. Treasury Obligations — 96.5%
	U.S. Treasury Inflation Indexed Bonds,
2,360	1.750%, 01/15/28	2,624
2,100	2.000%, 01/15/26	2,575
2,335	2.125%, 02/15/40	2,596
1,480	2.125%, 02/15/41	1,623
3,760	2.375%, 01/15/25 (m)	5,097
2,325	2.375%, 01/15/27	2,928
2,215	2.500%, 01/15/29	2,673
810	3.375%, 04/15/32 (m)	1,345
2,285	3.625%, 04/15/28 (m)	4,150
2,635	3.875%, 04/15/29 (m)	4,896
	U.S. Treasury Inflation Indexed Notes,
4,980	0.125%, 04/15/16	5,165
1,005	0.500%, 04/15/15	1,085
4,315	1.125%, 01/15/21	4,558
501	1.250%, 04/15/14	565
4,680	1.250%, 07/15/20	5,048
1,510	1.375%, 07/15/18	1,693
2,878	1.375%, 01/15/20	3,176
3,100	1.625%, 01/15/15	3,953
1,555	1.625%, 01/15/18	1,819
4,770	1.875%, 07/15/13	6,230
2,965	1.875%, 07/15/15	3,774
3,425	1.875%, 07/15/19	3,998
3,485	2.000%, 01/15/14	4,580
4,193	2.000%, 07/15/14	5,458
1,960	2.000%, 01/15/16	2,461
2,570	2.125%, 01/15/19	3,029
2,485	2.375%, 01/15/17	3,140
1,935	2.500%, 07/15/16	2,457
2,210	2.625%, 07/15/17	2,772
3,195	3.000%, 07/15/12	4,187

	Total U.S. Treasury Obligations (Cost $92,143)	99,655

SHARES
Short-Term Investment — 3.0%
	Investment Company — 3.0%
3,104	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $3,104)	3,104

	Total Investments —99.8% (Cost $95,737)	103,122
	Other Assets in Excess of Liabilities — 0.2%	210

	NET ASSETS — 100.0%	$103,332

Percentages indicated are based on net assets.

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
6	Ultra U.S. Treasury Bond	09/21/11	$774	$5
13	5 Year U.S. Treasury Note	09/30/11	1,549	6
	Short Futures Outstanding
(11)	30 Year U.S. Treasury Bond	09/21/11	(1,373)	(8)
(45)	2 Year U.S. Treasury Note	09/30/11	(9,864)	(14)

				$(11)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

CMO	—	Collateralized Mortgage Obligation
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2011.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of May 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,524
Aggregate gross unrealized depreciation	(139)

Net unrealized appreciation/depreciation	$7,385

Federal income tax cost of investments	$95,737

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$3,104	$100,018	$—	$103,122

Appreciation in Other Financial Instruments
Futures Contracts	$11	$—	$—	$11
Price Locks	—	16	—	16

Total Appreciation in Other Financial Instruments	$11	$16	$—	$27

Depreciation in Other Financial Instruments
Futures Contracts	$(22)	$—	$—	$(22)

There were no transfers between Levels 1 and 2 during the period ended May 31, 2011.

#	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held as daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

Price Lock Swaps

SWAP COUNTERPARTY	REFERENCE OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [1]
BNP Paribas (††)	U.S. Treasury Inflation Indexed Bonds, 2.000%, 07/15/14	$108.81	6/29/2011	1,700	$16	$—

					$16	$—

(††)	If the market price exceeds the price lock at termination, the Fund receives the difference between the market price and the price lock. If the market price is below the price lock at termination, the Fund pays the difference between the price lock and the market price.
[1]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — 1.0%
	ACE Securities Corp.,
13,554	Series 2005-HE4, Class M1, VAR, 0.694%, 07/25/35	13,207
4,880	Series 2005-HE7, Class A1B2, VAR, 0.494%, 11/25/35	3,709
1,293	AH Mortgage Advance Trust, Series SART-1, Class A1, 2.630%, 05/10/42 (e)	1,297
	Asset Backed Funding Certificates,
1,729	Series 2005-HE2, Class M1, VAR, 0.674%, 06/25/35	1,697
3,522	Series 2005-OPT1, Class A2C, VAR, 0.554%, 07/25/35	3,215
	Asset Backed Securities Corp. Home Equity,
5,627	Series 2003-HE7, Class M2, VAR, 2.823%, 12/15/33	4,844
2,441	Series 2005-HE4, Class M1, VAR, 0.614%, 05/25/35	2,424
	Bear Stearns Asset Backed Securities Trust,
4,357	Series 2004-SD1, Class M2, VAR, 6.744%, 12/25/42	3,527
4,500	Series 2005-HE1, Class M2, VAR, 1.050%, 01/25/35	3,507
	Centex Home Equity,
14,135	Series 2005-A, Class M2, VAR, 0.694%, 01/25/35	11,844
2,027	Series 2005-C, Class AF6, SUB, 4.638%, 06/25/35	1,998
3,000	Citicorp Residential Mortgage Securities, Inc., Series 2006-1, Class A4, SUB, 5.939%, 07/25/36	2,930
	Citigroup Mortgage Loan Trust, Inc.,
1,525	Series 2005-WF2, Class AF4, SUB, 4.964%, 08/25/35	1,415
5,000	Series 2006-HE1, Class M1, VAR, 0.524%, 01/25/36	3,820
4,134	Series 2007-AMC1, Class A2A, VAR, 0.244%, 12/25/36	3,731
4,673	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF4, SUB, 5.028%, 08/25/35	4,683
3,200	Home Equity Asset Trust, Series 2005-2, Class M2, VAR, 0.674%, 07/25/35	2,998
8,780	Indymac Home Equity Loan Asset-Backed Trust, Series 2004-B, Class M2, VAR, 0.944%, 11/25/34	7,287
3,920	Long Beach Mortgage Loan Trust, Series 2004-3, Class M1, VAR, 0.764%, 07/25/34	3,090
	Morgan Stanley ABS Capital I,
8,365	Series 2004-OP1, Class M1, VAR, 0.774%, 11/25/34	6,813
1,970	Series 2005-WMC5, Class M4, VAR, 0.834%, 06/25/35	1,509
486	New Century Home Equity Loan Trust, Series 2003-5, Class AI7, VAR, 5.138%, 11/25/33	487
7,000	Option One Mortgage Loan Trust, Series 2004-3, Class M2, VAR, 0.764%, 11/25/34	6,107
	Park Place Securities, Inc.,
8,000	Series 2004-WHQ2, Class M2, VAR, 0.824%, 02/25/35	6,756
4,355	Series 2005-WHQ3, Class M1, VAR, 0.614%, 06/25/35	3,943
10,000	Series 2005-WHQ3, Class M2, VAR, 0.644%, 06/25/35	7,419
761	Renaissance Home Equity Loan Trust, Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	706
2,162	Residential Asset Securities Corp., Series 2005-KS6, Class M2, VAR, 0.644%, 07/25/35	1,756
2,490	Saxon Asset Securities Trust, Series 2002-3, Class AF6, SUB, 5.407%, 05/25/31	2,451
276	SG Mortgage Securities Trust, Series 2006-OPT2, Class A3A, VAR, 0.244%, 10/25/36	272
18,354	Structured Asset Securities Corp., Series 2005-WF4, Class A4, VAR, 0.554%, 11/25/35	16,365
8,300	Wells Fargo Home Equity Trust, Series 2004-2, Class AI6, VAR, 5.000%, 05/25/34	8,494

	Total Asset-Backed Securities (Cost $139,638)	144,301

Collateralized Mortgage Obligations — 4.7%
	Agency CMO — 1.5%
	Federal Home Loan Mortgage Corp. REMICS,
60,951	Series 3045, Class DI, IF, IO, 6.532%, 10/15/35	10,232
25,996	Series 3155, Class PS, IF, IO, 6.952%, 05/15/36	4,617
679	Series 3171, Class ST, IF, IO, 6.287%, 06/15/36	111
9,348	Series 3181, Class PS, IF, IO, 6.272%, 07/15/36	1,617
676	Series 3218, Class AS, IF, IO, 6.382%, 09/15/36	114
2,989	Series 3236, Class IS, IF, IO, 6.452%, 11/15/36	505
16,443	Series 3311, Class IA, IF, IO, 6.212%, 05/15/37	2,653

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
16,443	Series 3311, Class IB, IF, IO, 6.212%, 05/15/37	2,653
16,443	Series 3311, Class IC, IF, IO, 6.212%, 05/15/37	2,653
16,443	Series 3311, Class ID, IF, IO, 6.212%, 05/15/37	2,653
23,922	Series 3311, Class IE, IF, IO, 6.212%, 05/15/37	3,799
3,606	Series 3370, Class SH, IF, IO, 6.252%, 10/15/37	600
38,664	Series 3612, Class JI, IO, 4.500%, 05/15/24	4,726
40,406	Series 3751, Class MI, IO, 4.000%, 02/15/34	5,006
5,999	Series 3762, Class CS, IF, IO, 6.502%, 04/15/35	983
36,432	Series 3767, Class DS, IF, IO, 6.502%, 02/15/39	6,712
46,781	Series 3803, Class DS, IF, IO, 6.402%, 11/15/35	8,167
	Federal National Mortgage Association REMICS,
16,362	Series 2003-22, Class IO, IO, 6.000%, 04/25/33	3,447
10,656	Series 2003-80, Class DI, IO, 5.500%, 10/25/31	1,164
2,844	Series 2004-17, Class DS, IF, IO, 6.956%, 11/25/32	297
529	Series 2004-41, Class SA, IF, IO, 6.956%, 02/25/32	56
12,077	Series 2004-60, Class SW, IF, IO, 6.856%, 04/25/34	2,182
4,059	Series 2004-61, Class NS, IF, IO, 7.506%, 08/25/34	860
10,131	Series 2004-72, Class S, IF, IO, 6.306%, 09/25/34	1,734
9,453	Series 2004-92, Class SQ, IF, IO, 6.456%, 05/25/34	1,553
5,493	Series 2005-13, Class AS, IF, IO, 5.906%, 03/25/35	754
11,381	Series 2005-23, Class SG, IF, IO, 6.506%, 04/25/35	1,979
43,717	Series 2005-74, Class SE, IF, IO, 5.906%, 09/25/35	6,400
20,666	Series 2005-79, Class NS, IF, IO, 5.896%, 09/25/35	2,583
12,031	Series 2006-3, Class SB, IF, IO, 6.506%, 07/25/35	1,860
10,939	Series 2006-20, Class IG, IF, IO, 6.456%, 04/25/36	1,667
38,582	Series 2006-43, Class SD, IF, IO, 6.406%, 06/25/36	5,579
59,311	Series 2006-58, Class SI, IF, IO, 6.346%, 07/25/36	9,620
3,614	Series 2006-69, Class KI, IF, IO, 7.106%, 08/25/36	708
5,331	Series 2006-72, Class XI, IF, IO, 6.306%, 08/25/36	675
6,660	Series 2006-106, Class CS, IF, IO, 6.396%, 11/25/36	1,185
6,660	Series 2006-108, Class S, IF, IO, 7.006%, 11/25/36	1,703
18,583	Series 2006-113, Class PQ, IF, IO, 6.456%, 07/25/36	2,661
11,619	Series 2007-30, Class UI, IF, IO, 5.906%, 04/25/37	1,813
48,779	Series 2007-36, Class SB, IF, IO, 6.406%, 04/25/37	8,609
27,774	Series 2007-55, Class S, IF, IO, 6.566%, 06/25/37	4,431
8,450	Series 2007-109, Class GI, IF, IO, 5.876%, 12/25/37	1,285
16,425	Series 2008-17, Class KS, IF, IO, 6.156%, 11/25/37	2,110
31,060	Series 2008-36, Class AI, IF, IO, 6.766%, 05/25/38	3,994
6,747	Series 2008-41, Class S, IF, IO, 6.606%, 11/25/36	1,222
14,632	Series 2008-61, Class S, IF, IO, 5.906%, 07/25/38	2,210
38,329	Series 2008-71, Class SB, IF, IO, 6.291%, 10/25/29	3,501
18,964	Series 2008-87, Class AS, IF, IO, 7.456%, 07/25/33	3,261
84,490	Series 2009-87, Class SG, IF, IO, 6.056%, 11/25/39	11,347
22,644	Series 2009-87, Class SX, IF, IO, 6.056%, 11/25/39	3,005
32,595	Series 2009-95, Class HI, IO, 6.000%, 12/25/38	5,008
69,614	Series 2009-110, Class SD, IF, IO, 6.056%, 01/25/40	10,416
66,078	Series 2010-107, Class PS, IF, IO, 6.436%, 06/25/40	11,123
30,789	Series 2010-107, Class SP, IF, IO, 6.456%, 06/25/40	5,523
54,513	Series 2010-131, Class SA, IF, IO, 6.406%, 11/25/40	9,881
87,226	Series 2010-139, Class SA, IF, IO, 5.836%, 12/25/40	13,588
	Federal National Mortgage Association STRIPS,
5,898	Series 366, Class 18, IO, 4.000%, 10/01/35	575
6,691	Series 377, Class 2, IO, 5.000%, 10/01/36	1,435
11,170	Series 379, Class 2, IO, 5.500%, 05/01/37	2,224
26,737	Series 390, Class C7, IO, 4.000%, 07/25/23	2,318
41,618	Series 390, Class C8, IO, 4.500%, 07/25/23	4,198

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
	Government National Mortgage Association,
4,343	Series 2001-57, Class SF, IF, IO, 8.002%, 05/17/29	983
3,573	Series 2003-42, Class SE, IF, IO, 6.402%, 01/16/30	608
1,807	Series 2003-46, Class SB, IF, IO, 7.082%, 06/16/33	338
6,762	Series 2003-82, Class SH, IF, IO, 6.402%, 09/16/33	1,096
12,950	Series 2004-11, Class SB, IF, IO, 7.004%, 02/20/34	2,288
17,141	Series 2009-78, Class SD, IF, IO, 6.004%, 09/20/32	2,408

		227,266

	Non-Agency CMO — 3.2%
3,829	American Home Mortgage Assets, Series 2006-2, Class 2A1, VAR, 0.384%, 09/25/46	2,091
	Banc of America Alternative Loan Trust,
12,393	Series 2004-1, Class 1A1, 6.000%, 02/25/34	13,022
5,831	Series 2004-12, Class 2CB1, 6.000%, 01/25/35	6,047
4,904	Series 2005-2, Class 2CB1, 6.000%, 03/25/35	4,292
7,159	Series 2006-4, Class 2A1, 6.000%, 05/25/21	7,001
	Banc of America Funding Corp.,
4,540	Series 2006-1, Class 2A1, 5.500%, 01/25/36	4,432
6,950	Series 2006-3, Class 4A19, 5.750%, 03/25/36	7,014
	Banc of America Mortgage Securities, Inc.,
3,911	Series 2005-10, Class 1A13, 5.500%, 11/25/35	3,833
9,290	Series 2005-11, Class 2A1, 5.250%, 12/25/20	9,406
17,680	Series 2007-3, Class 1A1, 6.000%, 09/25/37	15,787
	Citicorp Mortgage Securities, Inc.,
9,000	Series 2006-5, Class 1A3, 6.000%, 10/25/36	8,328
1,451	Series 2007-2, Class 1A5, 5.750%, 02/25/37	1,448
6,500	Citigroup Mortgage Loan Trust, Inc., Series 2006-4, Class 1A1, 5.500%, 12/25/20	5,998
	CitiMortgage Alternative Loan Trust,
12,566	Series 2006-A1, Class 1A5, 5.500%, 04/25/36	10,841
8,740	Series 2006-A1, Class 1A6, 6.000%, 04/25/36	7,677
1,975	Series 2006-A1, Class 2A1, 5.250%, 03/25/21	1,959
13,802	Series 2007-A6, Class 1A5, 6.000%, 06/25/37	10,473
	Countrywide Alternative Loan Trust,
8,346	Series 2003-J1, Class 1A8, 5.250%, 10/25/33	8,405
2,682	Series 2004-5CB, Class 2A1, 5.000%, 05/25/19	2,739
3,941	Series 2004-30CB, Class 1A9, 5.500%, 02/25/35	3,806
3,414	Series 2005-28CB, Class 1A5, 5.500%, 08/25/35	3,397
9,314	Series 2005-28CB, Class 1A6, 5.500%, 08/25/35	7,457
4,316	Series 2005-50CB, Class 4A1, 5.000%, 11/25/20	3,822
22,345	Series 2005-70CB, Class A5, 5.500%, 12/25/35	19,830
6,586	Series 2005-J11, Class 5A1, 5.500%, 11/25/20	5,962
3,508	Series 2005-J3, Class 3A1, 6.500%, 09/25/34	3,417
10,894	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	10,623
4,248	Series 2006-19CB, Class A15, 6.000%, 08/25/36	3,586
3,942	Series 2006-24CB, Class A1, 6.000%, 06/25/36	3,317
8,533	Series 2006-24CB, Class A23, 6.000%, 06/25/36	6,155
11,827	Series 2006-25CB, Class A9, 6.000%, 10/25/36	8,495
1,846	Series 2006-28CB, Class A17, 6.000%, 10/25/36	1,378
6,199	Series 2006-31CB, Class A3, 6.000%, 11/25/36	5,068
1,716	Series 2006-41CB, Class 2A17, 6.000%, 01/25/37	1,388
1,204	Series 2006-J3, Class 2A1, 4.750%, 12/25/20	1,138
2,253	Series 2007-5CB, Class 1A31, 5.500%, 04/25/37	1,581
	Countrywide Home Loan Mortgage Pass-Through Trust,
7,398	Series 2005-10, Class A1, 5.500%, 05/25/35	7,393
7,569	Series 2005-20, Class A7, 5.250%, 12/25/27	6,737
2,934	Series 2005-21, Class A2, 5.500%, 10/25/35	2,759
8,882	Series 2006-15, Class A1, 6.250%, 10/25/36	7,671

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
3,774	Series 2006-20, Class 1A36, 5.750%, 02/25/37	3,373
14,829	Series 2007-16, Class A1, 6.500%, 10/25/37	13,333
21,040	Series 2007-17, Class 1A1, 6.000%, 10/25/37	19,450
	CS First Boston Mortgage Securities Corp.,
5,243	Series 2003-AR24, Class 2A4, VAR, 2.724%, 10/25/33	4,563
2,565	Series 2004-5, Class 4A1, 6.000%, 09/25/34	2,707
3,564	Series 2005-5, Class 1A1, 5.000%, 07/25/20	3,615
1,795	Series 2005-7, Class 3A1, 5.000%, 08/25/20	1,773
5,065	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-1, Class 2A1, VAR, 5.750%, 02/25/20	5,137
6,232	First Horizon Alternative Mortgage Securities, Series 2006-FA7, Class A1, 5.750%, 12/25/36	4,582
9,671	First Horizon Asset Securities, Inc., Series 2007-5, Class A4, 6.250%, 11/25/37	8,719
5,558	Greenpoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, VAR, 0.504%, 10/25/45	3,175
2,013	GSR Mortgage Loan Trust, Series 2006-9F, Class 7A1, 4.500%, 07/25/21	1,962
5,000	Homestar Mortgage Acceptance Corp., Series 2004-6, Class M1, VAR, 0.824%, 01/25/35	3,940
8,176	JP Morgan Mortgage Trust, Series 2005-S2, Class 4A3, 5.500%, 09/25/20	8,178
	Lehman Mortgage Trust,
12,625	Series 2005-1, Class 7A1, 5.500%, 11/25/20	12,569
5,668	Series 2006-4, Class 3A1, 5.000%, 08/25/21	5,463
7,647	MASTR Alternative Loans Trust, Series 2005-5, Class 3A1, 5.750%, 08/25/35	6,788
	Prime Mortgage Trust,
5,859	Series 2005-4, Class 2A8, 5.500%, 10/25/35	5,768
3,315	Series 2006-1, Class 2A5, 6.000%, 06/25/36	3,130
	Residential Accredit Loans, Inc.,
7,731	Series 2003-QS20, Class CB, 5.000%, 11/25/18	7,987
1,888	Series 2006-QS18, Class 3A3, 5.750%, 12/25/21	1,726
2,218	Series 2007-QS4, Class 5A2, 5.500%, 04/25/22	1,891
1,806	Residential Asset Securitization Trust, Series 2004-A6, Class A1, 5.000%, 08/25/19	1,801
	Residential Funding Mortgage Securities I,
8,253	Series 2005-SA2, Class 2A2, VAR, 3.017%, 06/25/35	6,526
11,680	Series 2006-S10, Class 1A1, 6.000%, 10/25/36	9,945
	Structured Asset Securities Corp.,
2,698	Series 2005-6, Class 5A1, 5.000%, 05/25/35	2,651
3,199	Series 2005-17, Class 4A5, 5.500%, 10/25/35	2,993
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
1,442	Series 2005-8, Class 1A8, 5.500%, 10/25/35	1,339
2,496	Series 2006-1, Class 3A2, 5.750%, 02/25/36	2,130
30,782	Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 3A6, 6.500%, 07/25/37	23,081
	Wells Fargo Mortgage-Backed Securities Trust,
12,911	Series 2006-1, Class A3, 5.000%, 03/25/21	12,971
1,111	Series 2006-11, Class A13, 6.000%, 09/25/36	1,112
3,589	Series 2006-11, Class A8, 6.000%, 09/25/36	3,403
7,000	Series 2006-16, Class A16, 5.000%, 11/25/36	6,821
5,421	Series 2006-17, Class A1, 5.500%, 11/25/21	5,456
5,764	Series 2007-3, Class 3A1, 5.500%, 04/25/22	5,989
6,852	Series 2007-5, Class 2A3, 5.500%, 05/25/22	6,836
3,568	Series 2007-7, Class A1, 6.000%, 06/25/37	3,393
1,851	Series 2007-11, Class A85, 6.000%, 08/25/37	1,785
1,104	Series 2007-11, Class A96, 6.000%, 08/25/37	1,055

		474,889

	Total Collateralized Mortgage Obligations (Cost $660,087)	702,155

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE ($)
	Commercial Mortgage-Backed Securities — 0.3%
	2,800	Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A4, 4.668%, 07/10/43	3,005
	37,665	Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, VAR, 1.948%, 11/15/15 (e)	35,452
	1,025	Morgan Stanley Capital I, Series 2004-HQ3, Class A3, 4.490%, 01/13/41	1,046

		Total Commercial Mortgage- Backed Securities (Cost $36,648)	39,503

	Convertible Bond — 0.0% (g)
	Materials — 0.0% (g)
		Construction Materials — 0.0% (g)
	1,860	U.S. Concrete, Inc., 9.500%, 08/31/15 (e) (Cost $1,860)	2,276

	Corporate Bonds — 22.5%
	Consumer Discretionary — 5.3%
		Auto Components — 0.2%
	7,950	Affinia Group Holdings, Inc., 9.000%, 11/30/14	8,149
	2,990	Allison Transmission, Inc., 7.125%, 05/15/19 (e)	2,968
	1,200	American Axle & Manufacturing Holdings, Inc., 9.250%, 01/15/17 (e)	1,329
	4,315	American Axle & Manufacturing, Inc., 7.875%, 03/01/17	4,423
		Dana Holding Corp.,
	1,885	6.500%, 02/15/19	1,876
	735	6.750%, 02/15/21	735
		Goodyear Tire & Rubber Co. (The),
	5,080	8.250%, 08/15/20	5,575
	780	8.750%, 08/15/20	874
	192	10.500%, 05/15/16	217
		Lear Corp.,
	845	7.875%, 03/15/18	926
	960	8.125%, 03/15/20	1,055
	1,000	Pittsburgh Glass Works LLC, 8.500%, 04/15/16 (e)	1,037
		TRW Automotive, Inc.,
	760	7.000%, 03/15/14 (e)	836
	2,175	7.250%, 03/15/17 (e)	2,425
	1,255	Visteon Corp., 6.750%, 04/15/19 (e)	1,217

			33,642

		Automobiles — 0.3%
		Chrysler Group LLC/CG Co.- Issuer, Inc.,
	7,491	8.000%, 06/15/19 (e)	7,472
	7,016	8.250%, 06/15/21 (e)	6,999
	12,600	Ford Holdings LLC, 9.300%, 03/01/30	15,898
		Ford Motor Co.,
	1,000	7.400%, 11/01/46	1,031
	325	7.500%, 08/01/26	345
	750	8.900%, 01/15/32	899
	1,900	9.980%, 02/15/47	2,422
		Motors Liquidation Co.,
	175Units	0.000%, 06/01/49 (d)	1
	1,533Units	5.250%, 03/06/32 (d)	11
	1,545Units	6.250%, 07/15/33 (d)	11
	170Units	7.250%, 04/15/41 (d)	1
	505Units	7.250%, 07/15/41 (d)	3
	687Units	7.250%, 02/15/52 (d)	5
	581Units	7.375%, 05/15/48 (d)	4
	51Units	7.375%, 10/01/51 (d)	—	(h)
	3,325Units	Oshkosh Corp., 8.250%, 03/01/17	3,624

			38,726

		Broadcasting & Cable TV — 0.3%
		CCO Holdings LLC/CCO Holdings Capital Corp.,
	1,590	7.000%, 01/15/19	1,624
	1,260	7.000%, 01/15/19 (e)	1,283
	2,915	7.250%, 10/30/17	3,031
	6,060	7.875%, 04/30/18	6,424
		DISH DBS Corp.,
	5,360	6.750%, 06/01/21 (e)	5,414
	12,565	7.125%, 02/01/16	13,413
	7,830	7.875%, 09/01/19	8,525
	3,000	Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	3,255
	6,500	Sirius XM Radio, Inc., 8.750%, 04/01/15 (e)	7,264

			50,233

		Distributors — 0.1%
	2,670	American Tire Distributors, Inc., 9.750%, 06/01/17	2,883
	2,077	KAR Auction Services, Inc., 8.750%, 05/01/14	2,142
	7,225	McJunkin Red Man Corp., 9.500%, 12/15/16 (e)	7,442
		VWR Funding, Inc.,
	1,000	10.750%, 06/30/17 (e)	1,016
EUR	1,838	10.750%, 06/30/17 (e)	2,667

			16,150

		Diversified Consumer Services — 0.1%
		Service Corp. International,
	4,587	6.750%, 04/01/15	4,925
	1,735	7.000%, 06/15/17	1,889
	2,195	7.000%, 05/15/19	2,324
		Stewart Enterprises, Inc.,
	2,000	3.125%, 07/15/14	2,055

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Diversified Consumer Services — Continued
1,460	6.500%, 04/15/19 (e)	1,475

		12,668

	Gaming — 0.2%
12,160	Harrah’s Operating Co., Inc., 11.250%, 06/01/17	13,680
15,954	Isle of Capri Casinos, Inc., 7.000%, 03/01/14	15,834

		29,514

	Hotels, Restaurants & Leisure — 1.6%
2,895	Ameristar Casinos, Inc., 7.500%, 04/15/21 (e)	3,004
	Chukchansi Economic Development Authority,
18,185	8.000%, 11/15/13 (e)	15,003
1,250	VAR, 3.917%, 11/15/12 (e)	1,028
	CityCenter Holdings LLC/CityCenter Finance Corp.,
3,755	7.625%, 01/15/16 (e)	3,849
16,350	PIK, 11.500%, 01/15/17 (e)	18,271
1,680	Dave & Buster’s, Inc., 11.000%, 06/01/18	1,831
3,060	DineEquity, Inc., 9.500%, 10/30/18 (e)	3,351
2,329	Dunkin Finance Corp., 9.625%, 12/01/18 (e)	2,349
5,767	FireKeepers Development Authority, 13.875%, 05/01/15 (e)	6,762
CAD 5,500	Gateway Casinos & Entertainment Ltd., (Canada), 8.875%, 11/15/17	6,003
2,965	GWR Operating Partnership LLP, 10.875%, 04/01/17	3,232
800	Harrah’s Operating Co., Inc., 10.000%, 12/15/18	740
	Host Hotels & Resorts LP,
3,030	6.375%, 03/15/15	3,098
2,805	6.750%, 06/01/16	2,896
240	9.000%, 05/15/17	272
7,060	Landry’s Restaurants, Inc., 11.625%, 12/01/15	7,660
	Marina District Finance Co., Inc.,
1,190	9.500%, 10/15/15 (e)	1,245
5,495	9.875%, 08/15/18 (e)	5,742
2,000	Mashantucket Western Pequot Tribe, 5.912%, 09/01/21 (d) (e)	936
2,000	MCE Finance Ltd., (Cayman Islands), 10.250%, 05/15/18	2,310
	MGM Resorts International,
805	5.875%, 02/27/14	797
17,670	6.625%, 07/15/15	17,295
1,500	6.750%, 04/01/13	1,532
12,840	7.500%, 06/01/16	12,583
2,125	7.625%, 01/15/17	2,077
7,065	9.000%, 03/15/20	7,860
10,250	10.000%, 11/01/16 (e)	11,121
2,815	11.125%, 11/15/17	3,265
1,300	11.375%, 03/01/18	1,495
	Peninsula Gaming LLC,
13,863	10.750%, 08/15/17 (e)	15,318
750	10.750%, 08/15/17 (e)	829
3,500	Real Mex Restaurants, Inc., 14.000%, 01/01/13	3,465
	Royal Caribbean Cruises Ltd., (Liberia),
371	6.875%, 12/01/13	399
2,980	7.000%, 06/15/13	3,189
3,268	7.250%, 06/15/16	3,529
3,327	11.875%, 07/15/15	4,126
110	Sheraton Holding Corp., 7.375%, 11/15/15	125
15,050	Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15 (e)	10,911
7,700	Sizzling Platter LLC, 12.250%, 04/15/16 (e)	7,681
	Starwood Hotels & Resorts Worldwide, Inc.,
1,925	6.750%, 05/15/18	2,113
1,765	7.875%, 10/15/14	2,030
625	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 8.625%, 04/15/16 (e)	645
	Travelport LLC,
1,690	9.875%, 09/01/14	1,567
470	11.875%, 09/01/16	409
1,265	Travelport LLC/Travelport, Inc., 9.000%, 03/01/16	1,110
12,000	Universal City Development Partners Ltd./UCDP Finance, Inc., 10.875%, 11/15/16	13,830
3,545	Vail Resorts, Inc., 6.500%, 05/01/19 (e)	3,620
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
1,130	7.750%, 08/15/20	1,239
565	7.875%, 11/01/17	620
1,560	7.875%, 05/01/20	1,720
3,000	Yonkers Racing Corp., 11.375%, 07/15/16 (e)	3,304

		229,386

	Household Durables — 0.3%
2,000	American Standard Americas, 10.750%, 01/15/16 (e)	2,095
	Beazer Homes USA, Inc.,
1,500	6.875%, 07/15/15	1,414
2,250	8.125%, 06/15/16	2,149
6,950	Lennar Corp., 12.250%, 06/01/17	8,522
2,700	Libbey Glass, Inc., 10.000%, 02/15/15	2,943

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Household Durables — Continued
	Sealy Mattress Co.,
6,320	8.250%, 06/15/14	6,320
2,704	10.875%, 04/15/16 (e)	3,035
10,335	Simmons Bedding Co., 11.250%, 07/15/15 (e)	11,007

		37,485

	Leisure Equipment & Products — 0.0% (g)
5,275	Easton-Bell Sports, Inc., 9.750%, 12/01/16	5,921
980	Steinway Musical Instruments, Inc., 7.000%, 03/01/14 (e)	995

		6,916

	Media — 1.4%
	AMC Entertainment, Inc.,
500	8.750%, 06/01/19	537
4,040	9.750%, 12/01/20 (e)	4,287
300	CCH II LLC/CCH II Capital Corp., 13.500%, 11/30/16	357
4,810	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (e)	5,111
850	Charter Communications Operating LLC/Charter Communications Operating Capital, 8.000%, 04/30/12 (e)	888
570	Cinemark USA, Inc., 7.375%, 06/15/21 (e)	570
2,575	Clear Channel Communications, Inc., 9.000%, 03/01/21 (e)	2,582
9,795	Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17	10,701
	EH Holding Corp.,
2,310	6.500%, 06/15/19 (e)	2,336
1,155	7.625%, 06/15/21 (e)	1,181
	Intelsat Jackson Holdings S.A., (Luxembourg),
2,510	7.250%, 04/01/19 (e)	2,529
5,135	7.250%, 10/15/20 (e)	5,148
10,035	9.500%, 06/15/16	10,537
5,525	11.250%, 06/15/16	5,856
	Intelsat Luxembourg S.A., (Luxembourg),
2,325	11.250%, 02/04/17	2,511
6,935	PIK, 12.500%, 02/04/17 (e)	7,516
51,020	PIK, 12.500%, 02/04/17	55,292
3,275	Nexstar Broadcasting,
	Inc./Mission Broadcasting, Inc., 8.875%, 04/15/17	3,553
	Quebecor Media, Inc., (Canada),
10,560	7.750%, 03/15/16	10,956
	Sinclair Television Group, Inc.,
435	8.375%, 10/15/18	464
1,400	9.250%, 11/01/17 (e)	1,565
	Telesat Canada/Telesat LLC, (Canada),
6,536	11.000%, 11/01/15	7,206
7,500	12.500%, 11/01/17	8,963
2,000	Univision Communications, Inc., 8.500%, 05/15/21 (e)	2,060
	Videotron Ltee, (Canada),
2,105	6.375%, 12/15/15	2,168
503	6.875%, 01/15/14	510
	Virgin Media Finance plc, (United Kingdom),
1,715	8.375%, 10/15/19	1,929
1,175	9.500%, 08/15/16	1,343
6,245	Visant Corp., 10.000%, 10/01/17	6,604
	WMG Acquisition Corp.,
2,450	7.375%, 04/15/14	2,480
3,050	9.500%, 06/15/16	3,237
2,426	WMG Holdings Corp., SUB, 9.500%, 12/15/14	2,520
16,230	XM Satellite Radio, Inc., 13.000%, 08/01/13 (e)	19,314

		192,811

	Multiline Retail — 0.1%
2,955	Bon-Ton Department Stores, Inc. (The), 10.250%, 03/15/14	3,007
1,725	HSN, Inc., 11.250%, 08/01/16	1,949
	JC Penney Corp., Inc.,
500	5.750%, 02/15/18	513
2,195	7.950%, 04/01/17	2,491
2,680	Macy's Retail Holdings, Inc., 8.375%, 07/15/15	3,216

		11,176

	Specialty Retail — 0.7%
2,785	Claire's Escrow Corp., 8.875%, 03/15/19 (e)	2,674
3,460	Giraffe Acquisition Corp., 9.125%, 12/01/18 (e)	3,226
	Hillman Group, Inc.,
2,750	10.875%, 06/01/18	3,025
535	10.875%, 06/01/18 (e)	588
3,505	J. Crew Group, Inc., 8.125%, 03/01/19 (e)	3,365
1,300	Limited Brands, Inc., 6.625%, 04/01/21	1,355
2,895	Michael Foods, Inc., 9.750%, 07/15/18 (e)	3,185
	Michael's Stores, Inc.,
3,775	7.750%, 11/01/18 (e)	3,860
8,000	11.375%, 11/01/16	8,650
36,685	SUB, 0.000%, 11/01/16	38,152
3,340	NBC Acquisition Corp., SUB, 11.000%, 03/15/13	501
	Nebraska Book Co., Inc.,
16,752	8.625%, 03/15/12	14,072

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Specialty Retail — Continued
1,018	10.000%, 12/01/11	1,029
3,320	PEP Boys - Manny, Moe & Jack, 7.500%, 12/15/14	3,403
3,675	Petco Animal Supplies, Inc., 9.250%, 12/01/18 (e)	3,941
3,465	Sally Holdings LLC/Sally Capital, Inc., 9.250%, 11/15/14	3,634
7,700	Toys R Us, Inc., 7.875%, 04/15/13	8,278

		102,938

	Textiles, Apparel & Luxury Goods — 0.1%
	Hanesbrands, Inc.,
1,000	6.375%, 12/15/20	983
1,955	8.000%, 12/15/16	2,121
3,110	VAR, 3.831%, 12/15/14	3,098
5,344	Quiksilver, Inc., 6.875%, 04/15/15	5,224

		11,426

	Total Consumer Discretionary	773,071

Consumer Staples — 1.2%
	Beverages — 0.1%
	Constellation Brands, Inc.,
4,605	7.250%, 09/01/16	5,037
1,335	7.250%, 05/15/17	1,460

		6,497

	Food & Staples Retailing — 0.4%
	Rite Aid Corp.,
12,920	7.500%, 03/01/17	12,984
3,130	8.000%, 08/15/20	3,369
36,270	9.500%, 06/15/17	33,278
745	10.250%, 10/15/19	831
6,400	SUPERVALU, Inc., 8.000%, 05/01/16	6,664

		57,126

	Food Products — 0.3%
2,005	B&G Foods, Inc., 7.625%, 01/15/18	2,155
5,315	Bumble Bee Acquisition Corp., 9.000%, 12/15/17 (e)	5,461
	Chiquita Brands International, Inc.,
4,000	7.500%, 11/01/14	4,080
8,750	8.875%, 12/01/15	9,013
4,465	Del Monte Foods Co., 7.625%, 02/15/19 (e)	4,557
	Dole Food Co., Inc.,
2,545	8.000%, 10/01/16 (e)	2,701
870	13.875%, 03/15/14	1,054
1,567	JBS USA LLC/JBS USA Finance, Inc., 11.625%, 05/01/14	1,833
10,000	Pilgrim’s Pride Corp., 7.875%, 12/15/18 (e)	9,200
	Smithfield Foods, Inc.,
2,640	7.750%, 05/15/13	2,861
6,000	7.750%, 07/01/17	6,360
57	10.000%, 07/15/14	67

		49,342

	Household Products — 0.4%
3,770	Central Garden and Pet Co., 8.250%, 03/01/18	3,970
3,910	Diversey, Inc., 8.250%, 11/15/19	4,223
	Jarden Corp.,
1,330	7.500%, 05/01/17	1,416
500	7.500%, 01/15/20	533
6,405	8.000%, 05/01/16	7,013
1,836	Scotts Miracle-Gro Co. (The), 7.250%, 01/15/18	1,960
	Spectrum Brands Holdings, Inc.,
3,010	9.500%, 06/15/18 (e)	3,364
28,481	PIK, 12.000%, 08/28/19	31,899
4,405	Yankee Candle Co., Inc., 9.750%, 02/15/17	4,680
685	YCC Holdings LLC/Yankee Finance, Inc., 10.250%, 02/15/16 (e)	706

		59,764

	Personal Products — 0.0% (g)
4,605	Revlon Consumer Products Corp., 9.750%, 11/15/15	5,008

	Total Consumer Staples	177,737

Energy — 1.1%
	Energy Equipment & Services — 0.2%
4,100	Bluewater Holding B.V., (Netherlands), VAR, 3.275%, 07/17/14 (e)	3,403
1,625	Forbes Energy Services LLC/Forbes Energy Capital, Inc., 11.000%, 02/15/15	1,828
4,750	Gibson Energy ULC/GEP Midstream Finance Corp., (Canada), 10.000%, 01/15/18	5,819
5,075	Global Geophysical Services, Inc., 10.500%, 05/01/17	5,449
6,464	Helix Energy Solutions Group, Inc., 9.500%, 01/15/16 (e)	6,852
955	Key Energy Services, Inc., 6.750%, 03/01/21	967
1,725	Parker Drilling Co., 9.125%, 04/01/18	1,880
8,000	Sevan Marine ASA, (Norway), VAR, 3.417%, 05/14/13 (e)	6,200
2,305	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	2,432
1,175	Unit Corp., 6.625%, 05/15/21	1,193

		36,023

	Oil, Gas & Consumable Fuels — 0.9%
24,500	Anadarko Petroleum Corp., 6.375%, 09/15/17	28,159

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
6,605	Arch Coal, Inc., 8.750%, 08/01/16	7,348
3,995	BreitBurn Energy Partners LP/BreitBurn Finance Corp., 8.625%, 10/15/20	4,280
	Brigham Exploration Co.,
695	6.875%, 06/01/19 (e)	699
3,215	8.750%, 10/01/18	3,528
1,225	Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.375%, 05/01/19 (e)	1,287
	Chesapeake Energy Corp.,
1,776	6.625%, 08/15/20	1,867
50	7.250%, 12/15/18	56
4,370	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	5,047
3,295	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.250%, 12/15/17	3,592
	Consol Energy, Inc.,
1,080	8.000%, 04/01/17	1,182
790	8.250%, 04/01/20	877
1,110	Denbury Resources, Inc., 9.750%, 03/01/16	1,249
	El Paso Corp.,
1,420	6.875%, 06/15/14	1,613
440	7.000%, 06/15/17	510
325	7.250%, 06/01/18	383
1,765	Encore Acquisition Co., 9.500%, 05/01/16	1,981
3,340	EV Energy Partners LP/EV Energy Finance Corp., 8.000%, 04/15/19 (e)	3,474
1,035	EXCO Resources, Inc., 7.500%, 09/15/18	1,040
	Forest Oil Corp.,
2,960	7.250%, 06/15/19	3,041
277	8.500%, 02/15/14	307
1,995	GMX Resources, Inc., 11.375%, 02/15/19 (e)	1,955
	Inergy LP/Inergy Finance Corp.,
3,040	6.875%, 08/01/21 (e)	3,131
2,620	7.000%, 10/01/18 (e)	2,699
1,736	8.750%, 03/01/15	1,857
	Linn Energy LLC/Linn Energy Finance Corp.,
1,175	6.500%, 05/15/19 (e)	1,175
2,160	7.750%, 02/01/21 (e)	2,279
2,180	8.625%, 04/15/20	2,387
3,600	NFR Energy LLC/NFR Energy Finance Corp., 9.750%, 02/15/17 (e)	3,537
	Petrohawk Energy Corp.,
1,260	6.250%, 06/01/19 (e)	1,244
4,100	7.875%, 06/01/15	4,325
2,265	10.500%, 08/01/14	2,571
	Plains Exploration & Production Co.,
2,045	7.000%, 03/15/17	2,101
1,570	7.750%, 06/15/15	1,633
	SandRidge Energy, Inc.,
1,930	7.500%, 03/15/21 (e)	1,997
1,295	8.000%, 06/01/18 (e)	1,360
795	SM Energy Co., 6.625%, 02/15/19 (e)	814
NOK 63,000	Teekay Offshore Partners LP, VAR, 7.560%, 11/29/13 (f)(i)	11,844
	Western Refining, Inc.,
6,500	11.250%, 06/15/17 (e)	7,345
3,500	VAR, 10.750%, 06/15/14 (e)	3,754
460	Whiting Petroleum Corp., 6.500%, 10/01/18	478

		130,006

	Total Energy	166,029

Financials — 4.1%
	Capital Markets — 0.3%
1,732	Credit Suisse, (Switzerland), VAR, 0.951%, 05/15/17 (x)	1,409
10,700	Goldman Sachs Group, Inc. (The), 3.700%, 08/01/15	10,864
35,600	Morgan Stanley, 4.000%, 07/24/15	36,863

		49,136

	Commercial Banks — 0.5%
	Barclays Bank plc, (United Kingdom),
9,715	VAR, 5.926%, 12/15/16 (e) (x)	9,278
17,850	VAR, 7.434%, 12/15/17 (e) (x)	18,497
2,700	Comerica Bank, VAR, 0.407%, 08/24/11 (m)	2,701
16,500	Discover Bank, 8.700%, 11/18/19	20,586
15,850	Lloyds TSB Bank plc, (United Kingdom), 5.800%, 01/13/20 (e)	16,183
3,172	Wachovia Capital Trust III,
	VAR, 5.570%, 07/05/11 (x)	2,936

		70,181

	Consumer Finance — 0.8%
9,860	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	10,008
	Ally Financial, Inc.,
5,555	6.250%, 12/01/17 (e)	5,723
15,250	6.750%, 12/01/14	16,241
	Ford Motor Credit Co. LLC,
5,335	5.000%, 05/15/18	5,290
4,860	6.625%, 08/15/17	5,297
4,150	7.000%, 04/15/15	4,533
14,895	8.000%, 12/15/16	17,239
2,435	8.700%, 10/01/14	2,779

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Consumer Finance — Continued
	International Lease Finance Corp.,
830	5.750%, 05/15/16	837
1,250	6.250%, 05/15/19	1,255
2,255	7.125%, 09/01/18 (e)	2,469
1,685	8.250%, 12/15/20	1,891
7,340	8.625%, 09/15/15	8,138
3,830	8.750%, 03/15/17	4,338
28,192	Springleaf Finance Corp., 6.900%, 12/15/17	26,782

		112,820

	Diversified Financial Services — 1.1%
	Bank of America Corp.,
7,000	5.625%, 07/01/20	7,351
4,620	VAR, 8.000%, 01/30/18 (x)	4,965
2,800	Block Financial LLC, 5.125%, 10/30/14	2,901
	CIT Group, Inc.,
3,820	6.625%, 04/01/18 (e)	4,017
18,320	7.000%, 05/01/14	18,617
999	7.000%, 05/01/15	1,007
31,275	7.000%, 05/01/16	31,392
9,286	7.000%, 05/01/17	9,321
5,900	CKE Holdings, Inc., PIK, 10.500%, 03/14/16 (e)	5,694
	CNG Holdings, Inc.,
13,365	12.250%, 02/15/15 (e)	14,802
2,000	13.750%, 08/15/15 (e)	2,215
2,080	Community Choice Financial, Inc., 10.750%, 05/01/19 (e)	2,137
1,000	Deluxe Corp., 7.375%, 06/01/15	1,035
4,100	General Electric Capital Corp., VAR, 0.331%, 08/15/11 (m)	4,102
18,345	ILFC E-Capital Trust I, VAR, 5.970%, 12/21/65 (e)	15,413
16,845	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	14,824
3,600	Landry’s Holdings, Inc., 11.500%, 06/01/14 (e)	3,600
2,200	Speedy Cash, Inc., 10.750%, 05/15/18 (e)	2,280
9,500	SquareTwo Financial Corp., 11.625%, 04/01/17	9,797
5,420	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	5,406

		160,876

	Insurance — 1.2%
GBP 11,750	American International Group, Inc., 8.625%, 05/22/38	20,295
6,650	Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e) (x)	6,384
5,700	Genworth Financial, Inc., 7.700%, 06/15/20	6,044
2,350	Genworth Life Institutional Funding Trust, 5.875%, 05/03/13 (e)	2,500
2,600	Hartford Life Institutional Funding, VAR, 0.581%, 08/15/13 (e)	2,571
23,520	HUB International Holdings, Inc., 10.250%, 06/15/15 (e)	24,402
	Liberty Mutual Group, Inc.,
9,540	7.800%, 03/15/37 (e)	9,922
24,685	VAR, 10.750%, 06/15/58 (e)	33,448
2,400	MetLife Capital Trust X, 9.250%, 04/08/38 (e)	3,048
	Metropolitan Life Global Funding I,
3,650	5.125%, 11/09/11 (e)	3,725
2,400	5.125%, 04/10/13 (e)	2,561
1,400	5.200%, 09/18/13 (e)	1,526
	Nationwide Mutual Insurance Co.,
1,783	8.250%, 12/01/31 (e)	2,013
13,100	9.375%, 08/15/39 (e)	16,884
	Pricoa Global Funding I,
3,600	4.625%, 06/25/12 (e)	3,718
4,000	VAR, 0.439%, 06/26/12 (e)	3,978
	Towergate Finance plc, (United Kingdom),
GBP 1,000	8.500%, 02/15/18 (e)	1,657
GBP 8,250	10.500%, 02/15/19 (e)	13,775
	USI Holdings Corp.,
12,164	9.750%, 05/15/15 (e)	12,468
12,225	VAR, 4.136%, 11/15/14 (e)	11,706

		182,625

	Real Estate Investment Trusts (REITs) — 0.2%
14,025	CNL Income Properties, Inc., 7.250%, 04/15/19 (e)	13,394
8,294	Rouse Co. LP (The), 7.200%, 09/15/12	8,688

		22,082

	Real Estate Management & Development — 0.0% (g)
1,900	Kennedy-Wilson, Inc., 8.750%, 04/01/19 (e)	1,924

	Total Financials	599,644

Health Care — 1.5%
	Health Care Equipment & Supplies — 0.2%
	Accellent, Inc.,
2,100	8.375%, 02/01/17	2,236
3,535	10.000%, 11/01/17 (e)	3,500
14,615	Biomet, Inc., PIK, 11.125%, 10/15/17	16,223

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
		Health Care Equipment & Supplies — Continued
	3,170	7.750%, 04/15/18 (e)	3,257
	1,540	10.875%, 11/15/14	1,663

			26,879

		Health Care Providers & Services — 0.9%
	2,630	Bausch & Lomb, Inc., 9.875%, 11/01/15	2,814
	11,060	CHS/Community Health Systems, Inc., 8.875%, 07/15/15	11,419
		DaVita, Inc.,
	2,005	6.375%, 11/01/18	2,052
	465	6.625%, 11/01/20	477
	9,855	HCA Holdings, Inc., 7.750%, 05/15/21 (e)	10,311
		HCA, Inc.,
	2,282	5.750%, 03/15/14	2,350
	2,816	6.375%, 01/15/15	2,900
	10,605	9.250%, 11/15/16	11,321
	19,480	PIK, 10.375%, 11/15/16	20,844
	5,635	Health Management Associates, Inc., 6.125%, 04/15/16	5,889
		HealthSouth Corp.,
	1,965	7.250%, 10/01/18	2,088
	1,965	7.750%, 09/15/22	2,097
	9,900	Multiplan, Inc., 9.875%, 09/01/18 (e)	10,692
	5,275	OnCure Holdings, Inc., 11.750%, 05/15/17	5,499
	5,780	Radiation Therapy Services, Inc., 9.875%, 04/15/17	5,860
	20,132	Select Medical Corp., 7.625%, 02/01/15	20,384
	2,527	Surgical Care Affiliates, Inc., PIK, 9.625%, 07/15/15 (e)	2,603
		Tenet Healthcare Corp.,
	4,540	8.000%, 08/01/20	4,693
	895	8.875%, 07/01/19	996
	4,205	9.250%, 02/01/15	4,626
	670	10.000%, 05/01/18	767
	6,575	U.S. Oncology Holdings, Inc., 9.125%, 08/15/17 (d)	132
		United Surgical Partners International, Inc.,
	2,345	8.875%, 05/01/17	2,483
	3,410	PIK, 10.000%, 05/01/17	3,619

			136,916

		Pharmaceuticals — 0.4%
		Catalent Pharma Solutions, Inc.,
EUR	8,500	9.750%, 04/15/17	12,263
	14,878	PIK, 9.500%, 04/15/15	15,082
		Elan Finance plc/Elan Finance Corp., (Ireland),
	11,800	8.750%, 10/15/16	12,626
	5,500	8.750%, 10/15/16 (e)	5,871
		Mylan, Inc.,
	715	7.625%, 07/15/17 (e)	788
	4,375	7.875%, 07/15/20 (e)	4,845
		Valeant Pharmaceuticals International,
	3,550	6.500%, 07/15/16 (e)	3,532
	1,320	6.750%, 10/01/17 (e)	1,307
	5,940	6.875%, 12/01/18 (e)	5,851
	3,005	7.250%, 07/15/22 (e)	2,945

			65,110

		Total Health Care	228,905

Industrials — 3.5%
		Aerospace & Defense — 0.2%
	5,360	Alliant Techsystems, Inc., 6.750%, 04/01/16	5,507
	9,000	Colt Defense LLC/Colt Finance Corp., 8.750%, 11/15/17	7,875
	125	Esterline Technologies Corp., 7.000%, 08/01/20	133
	2,060	L-3 Communications Corp., 6.375%, 10/15/15	2,127
	3,880	Sequa Corp., 11.750%, 12/01/15 (e)	4,152
	3,885	Spirit Aerosystems, Inc., 7.500%, 10/01/17	4,176
	880	Triumph Group, Inc., 8.625%, 07/15/18	974

			24,944

		Airlines — 0.6%
		American Airlines Pass Through Trust 2001-01,
	3,653	6.977%, 05/23/21	3,178
	1,426	7.377%, 05/23/19	1,334
	980	American Airlines Pass Through Trust 2009-1A, 10.375%, 07/02/19	1,144
		American Airlines, Inc.,
	2,100	10.500%, 10/15/12	2,237
	806	13.000%, 08/01/16	941
	15,547	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	15,469
	14,101	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	14,665
	8,392	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	8,812
	4,975	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	5,024
	3,495	Delta Air Lines 2007-1 Class C Pass-Through Trust, 8.954%, 08/10/14	3,603
	7,322	Delta Air Lines 2009-1 Class A Pass-Through Trust, 7.750%, 12/17/19	7,980

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Airlines — Continued
17,565	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	17,917
391	Northwest Airlines 2007-1 Class B Pass-Through Trust, 8.028%, 11/01/17	403
2,000	UAL 2009-1 Pass-Through Trust, 10.400%, 11/01/16	2,277
1,191	UAL 2009-2B Pass-Through Trust, 12.000%, 01/15/16 (e)	1,280

		86,264

	Building Products — 0.2%
3,495	Associated Materials LLC, 9.125%, 11/01/17 (e)	3,613
	Building Materials Corp. of America,
2,410	6.750%, 05/01/21 (e)	2,428
3,075	6.875%, 08/15/18 (e)	3,137
2,385	Griffon Corp., 7.125%, 04/01/18 (e)	2,433
3,280	Interline Brands, Inc., 7.000%, 11/15/18	3,358
8,790	Masco Corp., 7.125%, 03/15/20	9,183
3,155	Ply Gem Industries, Inc., 8.250%, 02/15/18 (e)	3,115

		27,267

	Commercial Services & Supplies — 0.5%
	ACCO Brands Corp.,
2,560	7.625%, 08/15/15	2,595
4,445	10.625%, 03/15/15	4,990
2,625	Aircastle Ltd., (Bermuda), 9.750%, 08/01/18	2,960
2,642	AWAS Aviation Capital Ltd., (Ireland), 7.000%, 10/15/16 (e)	2,741
	Cenveo Corp.,
5,650	8.875%, 02/01/18	5,735
3,108	10.500%, 08/15/16 (e)	3,131
	Corrections Corp. of America,
520	6.250%, 03/15/13	524
2,197	6.750%, 01/31/14	2,222
1,415	7.750%, 06/01/17	1,549
4,320	Geo Group, Inc. (The), 7.750%, 10/15/17	4,633
	Iron Mountain, Inc.,
1,203	6.625%, 01/01/16	1,203
2,540	8.375%, 08/15/21	2,718
5,175	8.750%, 07/15/18	5,414
31,400	RR Donnelley & Sons Co., 7.625%, 06/15/20	31,858
6,025	ServiceMaster Co. (The), PIK, 10.750%, 07/15/15 (e)	6,371

		78,644

	Construction & Engineering — 0.2%
17,443	K Hovnanian Enterprises, Inc., 10.625%, 10/15/16	17,530
7,000	New Enterprise Stone & Lime Co., 11.000%, 09/01/18 (e)	6,764
	United Rentals North America, Inc.,
1,915	8.375%, 09/15/20	1,991
3,800	9.250%, 12/15/19	4,256
2,365	10.875%, 06/15/16	2,711

		33,252

	Electrical Equipment — 0.1%
90	Belden, Inc., 9.250%, 06/15/19	101
4,672	Viasystems, Inc., 12.000%, 01/15/15 (e)	5,279

		5,380

	Environmental Control — 0.0% (g)
	Clean Harbors, Inc.,
1,336	7.625%, 08/15/16	1,426
2,290	7.625%, 08/15/16 (e)	2,445

		3,871

	Industrial Conglomerates — 0.4%
2,460	Amsted Industries, Inc., 8.125%, 03/15/18 (e)	2,608
13,921	FGI Holding Co., Inc., PIK, 13.000%, 10/01/15	14,199
	Harland Clarke Holdings Corp.,
5,740	9.500%, 05/15/15	5,453
22,774	VAR, 6.000%, 05/15/15	19,699
16,467	JB Poindexter & Co., Inc., 8.750%, 03/15/14	16,673
7,580	RBS Global, Inc./Rexnord LLC, 8.500%, 05/01/18	8,224

		66,856

	Industrial Machinery — 0.0% (g)
2,705	General Cable Corp., 7.125%, 04/01/17	2,790
1,575	Mueller Water Products, Inc., 8.750%, 09/01/20	1,764

		4,554

	Machinery — 0.2%
3,785	Case New Holland, Inc., 7.875%, 12/01/17 (e)	4,211
5,200	Liberty Tire Recycling, 11.000%, 10/01/16 (e)	5,733
	Manitowoc Co., Inc. (The),
2,770	8.500%, 11/01/20	3,012
2,055	9.500%, 02/15/18	2,276
3,815	Pinafore LLC/Pinafore, Inc., 9.000%, 10/01/18 (e)	4,187
3,980	Terex Corp., 8.000%, 11/15/17	4,119

		23,538

	Marine — 0.6%
10,000	ACL I Corp., PIK, 10.625%, 02/15/16 (e)	10,000

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
		Marine — Continued
NOK	123,000	Boa Deep C A.S., (Norway), VAR, 8.220%, 04/27/16	22,614
		CMA CGM S.A., (France),
EUR	19,406	5.500%, 05/16/12 (e)	28,556
EUR	4,500	8.875%, 04/15/19 (e)	5,998
	25,251	General Maritime Corp., 12.000%, 11/15/17	22,221
	2,575	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19 (e)	2,633
	1,742	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.625%, 11/01/17 (e)	1,781
	1,000	Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc., 9.250%, 04/15/19 (e)	1,020

			94,823

		Road & Rail — 0.5%
	3,155	Ashtead Capital, Inc., 9.000%, 08/15/16 (e)	3,313
		Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
	3,835	7.750%, 05/15/16	3,945
	1,725	8.250%, 01/15/19	1,788
	2,225	9.625%, 03/15/18	2,442
EUR	2,950	Avis Finance Co., plc, (United Kingdom), VAR, 4.000%, 07/31/13	4,203
		Hertz Corp. (The),
	520	6.750%, 04/15/19 (e)	525
	5,845	7.500%, 10/15/18 (e)	6,137
	336	8.875%, 01/01/14	345
	3,538	RailAmerica, Inc., 9.250%, 07/01/17	3,918
		RSC Equipment Rental, Inc./RSC Holdings III LLC,
	1,340	8.250%, 02/01/21	1,383
	28,547	9.500%, 12/01/14	29,903
	7,250	10.250%, 11/15/19	8,211
	2,390	Uncle Acquisition 2010 Corp., 8.625%, 02/15/19 (e)	2,509

			68,622

		Total Industrials	518,015

Information Technology — 1.5%
		Communications Equipment — 0.4%
	6,400	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	5,872
		Avaya, Inc.,
	3,540	7.000%, 04/01/19 (e)	3,460
	38,820	9.750%, 11/01/15	40,324
	2,528	PIK, 10.875%, 11/01/15	2,630
	2,810	CommScope, Inc., 8.250%, 01/15/19 (e)	2,943

			55,229

		Electronic Equipment, Instruments & Components — 0.1%
	590	Jabil Circuit, Inc., 7.750%, 07/15/16	668
	5,250	Intcomex, Inc., 13.250%, 12/15/14	5,460
		NXP B.V./NXP Funding LLC, (Netherlands),
	2,160	9.500%, 10/15/15	2,311
	7,875	9.750%, 08/01/18 (e)	9,096
	2,405	VAR, 3.028%, 10/15/13	2,393
	394	Sanmina-SCI Corp., 8.125%, 03/01/16	409

			20,337

		Internet Software & Services — 0.0% (g)
	3,470	GXS Worldwide, Inc., 9.750%, 06/15/15	3,531

		IT Services — 0.5%
		Fidelity National Information Services, Inc.,
	1,795	7.625%, 07/15/17	1,975
	395	7.875%, 07/15/20	435
		First Data Corp.,
	1,255	7.375%, 06/15/19 (e)	1,277
	6,168	8.250%, 01/15/21 (e)	6,153
	2,170	8.875%, 08/15/20 (e)	2,354
	489	9.875%, 09/24/15	505
	17,187	12.625%, 01/15/21 (e)	18,691
	4,400	PIK, 8.750%, 01/15/22 (e)	4,394
	3,210	iGate Corp., 9.000%, 05/01/16 (e)	3,298
	4,420	Interactive Data Corp., 10.250%, 08/01/18 (e)	4,928
	11,520	Sitel LLC/Sitel Finance Corp., 11.500%, 04/01/18	10,858
	8,000	Stratus Technologies Bermuda Ltd./Stratus Technologies, Inc., (Bermuda), 12.000%, 03/29/15	7,540
	400	Stream Global Services, Inc., 11.250%, 10/01/14	434
		SunGard Data Systems, Inc.,
	1,900	7.375%, 11/15/18	1,938
	14,515	10.250%, 08/15/15	15,096

			79,876

		Semiconductors & Semiconductor Equipment — 0.3%
		Amkor Technology, Inc.,
	2,080	7.375%, 05/01/18	2,168
	2,115	9.250%, 06/01/16	2,218
		Freescale Semiconductor, Inc.,
	10,565	9.250%, 04/15/18 (e)	11,780
	14,665	10.125%, 03/15/18 (e)	16,700
	4,800	MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co., (Luxembourg), 10.500%, 04/15/18	5,418
	3,085	MEMC Electronic Materials, Inc., 7.750%, 04/01/19 (e)	3,162
	4,060	Sensata Technologies B.V., (Netherlands), 6.500%, 05/15/19 (e)	4,106

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Semiconductors & Semiconductor Equipment — Continued

		45,552

	Software — 0.1%
2,435	Aspect Software, Inc., 10.625%, 05/15/17	2,630
2,110	Eagle Parent, Inc., 8.625%, 05/01/19 (e)	2,134
2,085	JDA Software Group, Inc., 8.000%, 12/15/14	2,298
1,795	Mantech International Corp., 7.250%, 04/15/18	1,894
3,610	SSI Investments II/SSI Co- Issuer LLC, 11.125%, 06/01/18	4,025

		12,981

	Total Information Technology	217,506

Materials — 1.8%
	Chemicals — 0.4%
2,495	Ashland, Inc., 9.125%, 06/01/17	2,844
640	Chemtura Corp., 7.875%, 09/01/18 (e)	694
1,930	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/20	2,075
	Huntsman International LLC,
4,205	5.500%, 06/30/16	4,179
627	7.375%, 01/01/15	641
1,815	8.625%, 03/15/20	2,028
845	8.625%, 03/15/21	946
7,575	Ineos Finance plc, (United Kingdom), 9.000%, 05/15/15 (e)	8,209
3,290	Ineos Group Holdings plc, (United Kingdom), 8.500%, 02/15/16 (e)	3,385
	Lyondell Chemical Co.,
2,000	8.000%, 11/01/17 (e)	2,250
16,360	11.000%, 05/01/18	18,425
605	Nalco Co., 6.625%, 01/15/19 (e)	629
2,420	Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.375%, 03/01/18 (e)	2,517
1,360	Nova Chemicals Corp., (Canada), 8.625%, 11/01/19	1,540
4,640	Polymer Group, Inc., 7.750%, 02/01/19 (e)	4,779
1,995	PolyOne Corp., 7.375%, 09/15/20	2,137
2,885	Polypore International, Inc., 7.500%, 11/15/17 (e)	3,065
5,475	Reichhold Industries, Inc., 9.000%, 08/15/14 (e)	5,092
1,315	Solutia, Inc., 8.750%, 11/01/17	1,451
3,175	Vertellus Specialties, Inc., 9.375%, 10/01/15 (e)	3,318

		70,204

	Construction Materials — 0.0% (g)
2,750	Cemex S.A.B. de C.V., (Mexico), VAR, 5.301%, 09/30/15 (e)	2,719

	Containers & Packaging — 0.5%
	Ardagh Packaging Finance plc, (Ireland),
960	7.375%, 10/15/17 (e)	1,025
5,025	9.125%, 10/15/20 (e)	5,527
	Berry Plastics Corp.,
11,004	9.500%, 05/15/18	11,197
7,220	9.750%, 01/15/21	7,229
4,200	BWAY Holding Co., 10.000%, 06/15/18	4,683
9,410	Constar International, Inc., VAR, 0.000%, 02/15/12 (d)	4,140
550	Crown Americas LLC/Crown Americas Capital Corp., 7.625%, 05/15/17	604
	Graham Packaging Co. LP/GPC Capital Corp. I,
3,945	8.250%, 01/01/17	4,290
675	8.250%, 10/01/18	736
4,470	9.875%, 10/15/14	4,638
1,285	Graphic Packaging International, Inc., 7.875%, 10/01/18	1,401
665	Owens-Brockway Glass Container, Inc., 7.375%, 05/15/16	735
3,030	Packaging Dynamics Corp., 8.750%, 02/01/16 (e)	3,170
1,750	Plastipak Holdings, Inc., 8.500%, 12/15/15 (e)	1,824
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
1,035	6.875%, 02/15/21 (e)	1,067
2,245	8.250%, 02/15/21 (e)	2,284
6,870	8.500%, 05/15/18 (e)	7,145
3,570	9.000%, 04/15/19 (e)	3,789
2,970	Solo Cup Co., 10.500%, 11/01/13	3,096

		68,580

	Metals & Mining — 0.2%
715	Aleris International, Inc., 7.625%, 02/15/18 (e)	745
3,060	Atkore International, Inc., 9.875%, 01/01/18 (e)	3,320
3,000	FMG Resources August 2006 Pty Ltd., (Australia), 6.375%, 02/01/16 (e)	3,034
3,440	James River Escrow, Inc., 7.875%, 04/01/19 (e)	3,509
11,422	Noranda Aluminum Acquisition Corp., PIK, 4.417%, 05/15/15	10,965
	Novelis, Inc., (Canada),
2,830	8.375%, 12/15/17	3,085
3,505	8.750%, 12/15/20	3,873

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Metals & Mining — Continued
1,390	Peabody Energy Corp., 7.375%, 11/01/16	1,570
1,255	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	1,346

		31,447

	Paper & Forest Products — 0.7%
17,562	AbitibiBowater, Inc., 10.250%, 10/15/18 (e)	19,340
	Abitibi-Consolidated Co. of Canada, (Canada),
1,780	6.000%, 06/20/13 (d)	16
14,000	8.375%, 04/01/15 (d)	122
	Abitibi-Consolidated, Inc., (Canada),
300	7.500%, 04/01/28 (d)	3
15,268	8.500%, 08/01/29 (d)	134
1,237	8.550%, 08/01/10 (d)	11
4,169	8.850%, 08/01/30 (d)	36
10,000	Appleton Papers, Inc., 10.500%, 06/15/15 (e)	10,600
	Clearwater Paper Corp.,
255	7.125%, 11/01/18 (e)	265
2,695	10.625%, 06/15/16	3,052
	Georgia-Pacific LLC,
2,275	7.125%, 01/15/17 (e)	2,417
1,210	8.250%, 05/01/16 (e)	1,374
5,219	Jefferson Smurfit Corp., 8.250%, 10/01/12 (d) (f) (i)	131
810	Longview Fibre Paper & Packaging, Inc., 8.000%, 06/01/16 (e)	822
	NewPage Corp.,
6,000	10.000%, 05/01/12	2,527
48,721	11.375%, 12/31/14	47,016
2,000	VAR, 6.523%, 05/01/12	838
	P.H. Glatfelter Co.,
2,665	7.125%, 05/01/16	2,748
2,250	PE Paper Escrow GmbH, (Austria), 12.000%, 08/01/14 (e)	2,593
	Smurfit-Stone Container Enterprises, Inc.,
9,462	8.000%, 03/15/17 (d) (f) (i)	236
15,788	8.375%, 07/01/12 (d) (f) (i)	395

		94,676

	Total Materials	267,626

Telecommunication Services — 1.7%
	Diversified Telecommunication Services — 1.4%
5,530	Cincinnati Bell, Inc., 8.375%, 10/15/20	5,599
	Clearwire Communications LLC/Clearwire Finance, Inc.,
16,540	12.000%, 12/01/15 (e)	18,049
37,798	12.000%, 12/01/15 (e)	41,342
1,450	12.000%, 12/01/17 (e)	1,582
1,850	Cogent Communications Group, Inc., 8.375%, 02/15/18 (e)	1,933
	Frontier Communications Corp.,
2,025	6.625%, 03/15/15	2,114
1,780	8.500%, 04/15/20	1,951
3,905	GCI, Inc., 8.625%, 11/15/19	4,349
2,395	ITC Deltacom, Inc., 10.500%, 04/01/16	2,587
6,500	Level 3 Communications, Inc., 11.875%, 02/01/19 (e)	7,199
1,725	Level 3 Escrow, Inc., 8.125%, 07/01/19 (e)	1,742
	Level 3 Financing, Inc.,
10,680	9.250%, 11/01/14	11,000
10,095	9.375%, 04/01/19 (e)	10,625
25,230	10.000%, 02/01/18	27,312
	PAETEC Holding Corp.,
2,885	8.875%, 06/30/17	3,130
1,430	9.500%, 07/15/15	1,502
3,905	9.875%, 12/01/18 (e)	4,188
	Quebecor World Capital Corp., (Canada),
2,565	6.125%, 11/15/13 (d)	167
2,650	6.500%, 08/01/27 (d)	172
1,050	9.750%, 01/15/15 (d)	68
	Qwest Communications International, Inc.,
1,885	7.125%, 04/01/18	2,043
9,865	7.500%, 02/15/14	10,000
	Wind Acquisition Finance S.A., (Luxembourg),
13,220	7.250%, 02/15/18 (e)	14,046
15,151	11.750%, 07/15/17 (e)	17,613
1,979	PIK, 12.250%, 07/15/17 (e)	2,449
	Windstream Corp.,
1,315	7.500%, 04/01/23	1,355
5,590	7.750%, 10/01/21	6,051
855	8.125%, 09/01/18	933
3,680	Zayo Group LLC/Zayo Capital,
	Inc., 10.250%, 03/15/17	4,085

		205,186

	Wireless Telecommunication Services — 0.3%
1,605	Buccaneer Merger Sub, Inc., 9.125%, 01/15/19 (e)	1,719
	Cricket Communications, Inc.,
1,950	7.750%, 10/15/20	1,931
475	7.750%, 10/15/20 (e)	468
3,395	Crown Castle International Corp., 9.000%, 01/15/15	3,768
2,090	Digicel Group Ltd., (Bermuda), 10.500%, 04/15/18 (e)	2,362
2,395	Digicel Ltd., (Bermuda), 8.250%, 09/01/17 (e)	2,515
2,896	iPCS, Inc., PIK, 3.523%, 05/01/14	2,794

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Wireless Telecommunication Services — Continued
4,440	MetroPCS Wireless, Inc., 7.875%, 09/01/18	4,779
2,750	Nextel Communications, Inc., 7.375%, 08/01/15	2,767
770	NII Capital Corp., 10.000%, 08/15/16	884
	SBA Telecommunications, Inc.,
1,000	8.000%, 08/15/16	1,086
170	8.250%, 08/15/19	187
	Sprint Capital Corp.,
1,425	6.900%, 05/01/19	1,489
17,365	8.750%, 03/15/32	19,167
220	Trilogy International Partners LLC/Trilogy International Finance, Inc., 10.250%, 08/15/16 (e)	230

		46,146

	Total Telecommunication
	Services	251,332

Utilities — 0.9%
	Electric Utilities — 0.2%
	AES Corp. (The),
1,755	8.000%, 10/15/17	1,898
5,950	9.750%, 04/15/16	6,887
9,600	AES Eastern Energy LP, 9.670%, 01/02/29	6,864
755	Aguila 3 S.A., (Luxembourg), 7.875%, 01/31/18 (e)	772
1,475	Energy Future Holdings Corp., 10.000%, 01/15/20	1,597
1,026	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/20	1,116
	Homer City Funding LLC,
6,765	8.137%, 10/01/19	6,325
4,125	8.734%, 10/01/26	3,733

		29,192

	Gas Utilities — 0.2%
4,710	Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 02/15/18	5,110
20,250	Dynegy Roseton/Danskammer Pass-Through Trust, 7.670%, 11/08/16	18,681
2,885	Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp., 8.375%, 06/01/19 (e)	2,885
3,550	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 8.750%, 04/15/18	3,927

		30,603

	Independent Power Producers & Energy Traders — 0.5%
	Calpine Corp.,
1,285	7.250%, 10/15/17 (e)	1,336
2,440	7.500%, 02/15/21 (e)	2,538
3,090	7.875%, 07/31/20 (e)	3,275
	Dynegy Holdings, Inc.,
1,413	7.625%, 10/15/26	975
23,337	7.750%, 06/01/19	17,036
	Edison Mission Energy,
5,000	7.000%, 05/15/17	4,138
12,500	7.200%, 05/15/19	10,125
9,250	7.750%, 06/15/16	8,394
10,299	Midwest Generation LLC, 8.560%, 01/02/16	10,763
475	North American Energy Alliance LLC/North American Energy Alliance Finance Corp., 10.875%, 06/01/16 (e)	534
	NRG Energy, Inc.,
4,375	7.625%, 01/15/18 (e)	4,419
2,150	8.250%, 09/01/20	2,204

		65,737

	Total Utilities	125,532

	Total Corporate Bonds (Cost $3,108,988)	3,325,397

Exchange-Traded Note — 0.0% (g)
85	Barclays Bank plc, iPath ETN, Linked to the inverse performance of S&P 500 VIX Short-Term Futures Index Excess Return, due 07/17/20, (United Kingdom) (a) (Cost $7,273)	1,817

Investment Companies — 0.3%
244	Advent Claymore Global Convertible Securities & Income Fund	2,314
137	Dreyfus High Yield Strategies Fund	692
452	ING Prime Rate Trust	2,773
323	Invesco Van Kampen Senior Income Trust	1,641
619	Nuveen Multi-Strategy Income and Growth Fund 2	5,829
1,800	Nuveen Municipal Value Fund	16,668
72	SPDR Barclays Capital High Yield Bond ETF	2,951
386	WisdomTree Dreyfus Chinese Yuan Fund (a)	9,835

	Total Investment Companies (Cost $34,225)	42,703

Mortgage Pass-Through Securities — 3.0%
	Federal National Mortgage Association, 30 Year, Single Family, TBA,
134,998	3.500%, 06/25/41 - 07/25/41	130,370

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
297,858	4.500%, 06/25/41 - 07/25/41	309,156

	Total Mortgage Pass-Through Securities (Cost $434,993)	439,526

Private Placements — 0.1%
Commercial Loans — 0.1%
	Raleigh Hotel,
10,000	10% + LIBOR, 12/01/15	10,000
10,000	8.000%, 12/01/15	10,864

		20,864

	Total Private Placements (Cost $20,000)	20,864

Structured Note — 0.0% (g)
3,312	Royal Bank of Scotland plc (The), (United Kingdom), VAR, 0.561%, 10/14/16 (a) (Cost $2,986)	2,946

SHARES
Common Stocks — 0.3%
Consumer Discretionary — 0.2%
	Automobiles — 0.2%
819	General Motors Co. (a)	26,050

Industrials — 0.0% (g)
	Commercial Services & Supplies — 0.0% (g)
7	Quad/Graphics, Inc.	297

Information Technology — 0.0% (g)
	IT Services — 0.0% (g)
165	Stratus Technologies, Inc., ADR (a) (f) (i)	—

Materials — 0.1%
	Chemicals — 0.0% (g)
144	LyondellBasell Industries N.V., (Netherlands), Class A	6,310

	Construction Materials — 0.0% (g)
403	U.S. Concrete, Inc. (a)	3,869

	Containers & Packaging — 0.0% (g)
— (h)	Rock-Tenn Co., Class A	—	(h)

	Paper & Forest Products — 0.1%
279	AbitibiBowater, Inc., (Canada) (a)	6,922

	Total Materials	17,101

	Total Common Stocks (Cost $41,022)	43,448

Preferred Stocks — 0.3%
Consumer Discretionary — 0.0% (g)
	Automobiles — 0.0% (g)
100	General Motors Co., 4.750%, 12/01/13	5,010

Financials — 0.3%
	Commercial Banks — 0.1%
100	CoBank ACB, 7.000%, 07/05/11 (e) (m) (x)	4,928
160	CoBank ACB, Series D, 11.000%, 10/01/14 (x)	9,140

		14,068

	Consumer Finance — 0.2%
25	Ally Financial, Inc., 7.000%, 12/31/11 (e) (m) (x)	24,250

	Diversified Financial Services — 0.0% (g)
156	GMAC Capital Trust I, VAR, 8.125%, 02/15/40 (a)	4,088

	Total Financials	42,406

Industrials — 0.0% (g)
	Construction & Engineering — 0.0% (g)
309	M/I Homes, Inc., Series A, 9.750%, 03/15/12 (a) (x)	5,496

Information Technology — 0.0% (g)
	IT Services — 0.0% (g)
38	Stratus Technologies, Inc., ADR (a) (f) (i)	—

	Total Preferred Stocks (Cost $48,951)	52,912

PRINCIPAL AMOUNT
Loan Participations & Assignments — 3.7%
Consumer Discretionary — 1.5%
	Automobiles — 0.1%
10,300	Chrysler, Term Loan B, VAR, 05/30/17 ^	10,241

	Distributors — 0.0% (g)
	Alliance Laundry Systems LLC, Term Loan B,
6,427	VAR, 6.250%, 09/30/16	6,483
193	VAR, 6.250%, 09/30/16	195

		6,678

	Gaming — 0.1%
–(h)	Isle of Capri Casinos, Inc., Initial Term Loan, VAR, 5.000%, 11/25/13	—	(h)
	Isle of Capri Casinos, Inc., Term Loan B,
4,750	VAR, 4.750%, 03/24/17	4,764
238	VAR, 4.750%, 03/24/17	238

		5,002

	Hotels, Restaurants & Leisure — 0.5%
9,875	Boyd Gaming Corp., 1st Lien Term Loan, VAR, 3.691%, 12/17/15	9,610
5,895	Caesar’s Entertainment Operating Co., Inc., Term B-2 Loan, VAR, 3.194%, 01/28/15	5,466
609	Caesar’s Entertainment Operating Co., Inc., Term B-3 Loan, VAR, 3.274%, 01/28/15	565
	Caesar’s Operating Co., Inc.,
	Term B-3 Loan,
4	VAR, 3.243%, 01/28/15	3
2	VAR, 3.307%, 01/28/15	2

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE ($)
	Hotels, Restaurants & Leisure — Continued
20,325	CCM Merger, Inc., Term Loan, VAR, 7.000%, 03/01/17	20,617
1,000	Citycenter Holdings, LLC, Term Loan, VAR, 7.500%, 01/21/15	1,007
563	Fontainebleau Las Vegas, Delayed Draw Term Loan B, VAR, 0.000%, 06/06/14 (d)	150
1,127	Fontainebleau Las Vegas, Initial Term Loan, VAR, 0.000%, 06/06/14 (d)	300
13,132	Harrah’s Entertainment Operating Co., Inc., Term B-2 Loan, VAR, 3.274%, 01/28/15	12,175
6,000	MGM Resorts International, Class C Loan, VAR, 7.000%, 02/21/14	5,969
17,500	MGM Resorts International, Extended Term Loan E, VAR, 7.000%, 02/21/14	17,411
	Outback (OSI Restaurant), Prefunded RC Commitment,
163	VAR, 0.093%, 06/14/13	158
46	VAR, 0.130%, 06/14/13	44
2,149	Outback (OSI Restaurant), Term Loan B, VAR, 2.500%, 06/14/14	2,087

		75,564

	Household Durables — 0.0% (g)
5,000	Targus, 1st Lien Term Loan, VAR, 05/12/16 ^	4,900

	Media — 0.4%
2,238	Cengage Learning Acquisitions, Term Loan, VAR, 2.440%, 07/03/14	2,084
18,645	Clear Channel Communications, Inc., Term Loan B, VAR, 3.841%, 01/29/16	16,335
5,106	High Plains Broadcasting Operating Co. LLC, Term Loan, VAR, 9.000%, 09/14/16	5,108
750	Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 5.250%, 04/11/17	754
650	Hubbard Radio LLC, 2nd Lien Term Loan C, VAR, 8.750%, 04/11/18	661
18,633	Newport Television LLC, Term Loan, VAR, 9.000%, 09/14/16	18,639
17,542	Univision Communications, Inc., Initial Lien Term Loan, VAR, 2.191%, 09/29/14	16,956
6,156	Vertis, Inc., 1st Lien Term Loan, VAR, 11.750%, 12/20/15	5,784

		66,321

	Specialty Retail — 0.4%
	Claire's Stores, Term Loan B,
9,273	VAR, 3.023%, 05/29/14	8,530
44,246	VAR, 3.057%, 05/29/14	40,698
2	VAR, 5.000%, 05/29/14	2
	J. Crew, 1st Lien Term Loan,
9	VAR, 4.750%, 03/07/18	8
2,618	VAR, 4.750%, 03/07/18	2,565
873	VAR, 4.750%, 03/07/18	855

		52,658

	Total Consumer Discretionary	221,364

Consumer Staples — 0.1%
	Household Products — 0.1%
	Spectrum Brands, New Term Loan,
7,653	VAR, 5.000%, 06/01/16	7,706
1,487	VAR, 5.000%, 06/01/16	1,498
7,653	VAR, 5.000%, 06/01/16	7,706

	Total Consumer Staples	16,910

Energy — 0.1%
	Energy Equipment & Services — 0.0% (g)
1,750	Equipower Resource Holdings, 1st Lien Term Loan, VAR, 5.750%, 01/26/18	1,757

	Oil, Gas & Consumable Fuels — 0.1%
2,316	Big West Oil, Term Loan B, VAR, 7.000%, 03/31/16	2,335
3,600	MEG Energy Corp., Term Loan B, VAR, 4.000%, 03/18/18	3,603
1,550	Western Refining, Inc., Term Loan B, VAR, 7.500%, 03/15/17	1,577

		7,515

	Total Energy	9,272

Financials — 0.8%
	Capital Markets — 0.1%
3,440	Nuveen Investments, Inc., 2nd Lien Term Loan, VAR, 12.500%, 07/31/15	3,675
9,645	Pinafore LLC, Term Loan B1, VAR, 4.250%, 09/29/16	9,663

		13,338

	Diversified Financial Services — 0.5%
4,300	Baker Corp., VAR, 06/01/18 ^	4,311
87,409	Capmark Financial Group, U.S. Term Loan, VAR, 0.000%, 03/23/11 (d)	51,724
3,200	Capmark Financial Group, Unsecured Bridge Loan, VAR, 0.000%, 03/23/11 (d)	1,832
	CIT Group, Inc., Tranche 3 Term Loan,
881	VAR, 6.250%, 08/11/15	889
806	VAR, 6.250%, 08/11/15	813
679	VAR, 6.250%, 08/11/15	684
2,063	VAR, 6.250%, 08/11/15	2,080
2,074	VAR, 6.250%, 08/11/15	2,091

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE ($)
	Diversified Financial Services — Continued
270	VAR, 6.250%, 08/11/15	272
492	VAR, 6.250%, 08/11/15	496
492	VAR, 6.250%, 08/11/15	496
540	VAR, 6.250%, 08/11/15	544

		66,232

	Insurance — 0.0% (g)
6,320	Pilot Travel Centers, 1st Lien Term Loan, VAR, 4.250%, 03/30/18	6,347
404	USI Holdings Corp., Series C New Term Loan, VAR, 7.000%, 05/04/14	404

		6,751

	Real Estate Investment Trusts (REITs) — 0.2%
	I-Star, Term Loan A-1,
14,535	VAR, 5.000%, 06/28/13	14,464
13,856	VAR, 5.000%, 06/28/13	13,788
2,000	Tishman Speyer Office, Term Loan, VAR, 0.000%, 05/04/12 ^	2,000

		30,252

	Real Estate Management & Development — 0.0% (g)
2,218	Realogy Corp., Extended Term Loan, VAR, 4.518%, 10/10/16	2,059
3,635	Realogy Corp., Tranche A Second Lien Term Loan, VAR, 13.500%, 10/15/17	3,876

		5,935

	Total Financials	122,508

Health Care — 0.1%
	Health Care Providers & Services — 0.0% (g)
540	Inventiv Health, Term B1 Loan, VAR, 4.750%, 08/04/16	540

	Pharmaceuticals — 0.1%
	Axcan Intermediate Holdings, Inc., Term Loan,
4,772	VAR, 5.500%, 02/11/17	4,749
515	VAR, 5.500%, 02/11/17	512
497	Catalent Pharma Solutions, Inc., Dollar Term Loans, VAR, 2.441%, 04/10/14	483

		5,744

	Total Health Care	6,284

Industrials — 0.3%
	Building Products — 0.1%
1,374	Jacuzzi Brands, Inc., 1st Lien Synthetic Credit Facility, VAR, 0.207%, 02/07/14	1,169
	Jacuzzi Brands, Inc., 1st Lien Term Loan B,
28	VAR, 2.492%, 02/07/14	24
13,665	VAR, 2.523%, 02/07/14	11,626
	Nortek, Inc., 1st Lien Term Loan,
2,386	VAR, 5.250%, 04/26/17	2,386
7	VAR, 5.250%, 04/26/17	7
7	VAR, 5.250%, 04/26/17	7

		15,219

	Commercial Services & Supplies — 0.1%
	Waste Industries USA, Inc., 1st Lien Term Loan B,
11,859	VAR, 4.750%, 03/15/17	11,888
141	VAR, 4.750%, 03/15/17	142

		12,030

	Electrical Equipment — 0.0% (g)
265	Electrical Components International, Inc., Synthetic Revolving Loan Commitment, VAR, 1.400%, 02/04/16	264
4,225	Electrical Components International, Inc., Term Loan, VAR, 6.750%, 02/04/17	4,216

		4,480

	Machinery — 0.0% (g)
3,800	Milacron Holdings, Inc., Term Loan, VAR, 7.500%, 04/20/17	3,772
	Trading Companies & Distributors — 0.1%
6,500	SCH Group, Term Loan, VAR, 04/29/18 ^	6,203

	Total Industrials	41,704

Information Technology — 0.3%
	Communications Equipment — 0.1%
3,354	Avaya, Inc., Term Loan B1, VAR, 3.005%, 10/26/14	3,239
6,738	Avaya, Inc., Term Loan B3 Extending Tranche, VAR, 4.755%, 10/27/17	6,563

		9,802

	Electronic Equipment, Instruments & Components — 0.0% (g)
5,066	CDW Corp., Extended Tranche E, VAR, 4.500%, 07/15/17	5,049
438	CDW Corp., Non Extended B-1 Term Loan, VAR, 3.948%, 10/10/14	436

		5,485

	Internet Software & Services — 0.1%
7,730	Softlayer Technologies, Term Loan B, VAR, 7.250%, 11/09/16	7,766
3,065	Vertafore, Inc., 2nd Lien Term Loan, VAR, 9.750%, 10/27/17	3,111

		10,877

	IT Services — 0.1%
4,922	First Data Corp., Extended 2018 Dollar Term Loan, VAR, 4.195%, 03/24/18	4,595
1,941	First Data Corp., Initial Tranche B-1, VAR, 2.945%, 09/24/14	1,815

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
	IT Services — Continued
460	First Data Corp., Initial Tranche B-2 Term Loan, VAR, 2.945%, 09/24/14	430
3,103	First Data Corp., Initial Tranche B-3, VAR, 2.945%, 09/24/14	2,899

		9,739

	Semiconductors & Semiconductor Equipment — 0.0% (g)
2,000	Freescale Semiconductor, Inc., Extended Maturity Term Loan, VAR, 4.461%, 12/01/16	1,991
5,000	Sensata Technologies B.V., Term Loan, VAR, 4.000%, 05/12/18	5,005

		6,996

	Total Information Technology	42,899

Materials — 0.2%
	Chemicals — 0.1%
2,500	AZ Chem U.S., Inc., Term Loan, VAR, 11/21/16 ^	2,511
1,466	BOC Edwards, Extended Term Loan, VAR, 5.500%, 05/31/16	1,462
1,955	Cristal Inorganic Chemicals (Millennium), 1st Lien Term Loan, VAR, 2.557%, 05/15/14	1,946
2,500	Cristal Inorganic Chemicals (Millennium), 2nd Lien Term Loan, VAR, 6.057%, 11/14/14	2,491
1,284	INEOS Holdings, Term B-2 Loan, VAR, 7.501%, 12/14/13	1,320
1,469	INEOS Holdings, Term C-2 Loan, VAR, 7.501%, 12/14/14	1,517
	Styron, 1st Lien Term Loan,
9	VAR, 6.000%, 08/02/17	9
3,632	VAR, 6.000%, 08/02/17	3,648

		14,904

	Containers & Packaging — 0.1%
4,283	Constar International, Inc., Senior Secured Dip Note, VAR, 9.000%, 10/01/11 (f) (i)	4,283
	Graham Packaging Co. LP, C Term Loan,
388	VAR, 6.750%, 04/05/14	389
250	VAR, 6.750%, 04/05/14	251
230	VAR, 6.750%, 04/05/14	231
27	VAR, 6.750%, 04/05/14	28
	Reynolds Group Holdings, U.S. Term Loan,
1,290	VAR, 4.250%, 02/09/18	1,290
2,495	VAR, 4.250%, 02/09/18	2,493
2,215	VAR, 4.250%, 02/09/18	2,214

		11,179

	Paper & Forest Products — 0.0% (g)
1,920	Ainsworth Lumber Ltd., Term Loan B, VAR, 5.250%, 06/26/14	1,915

	Paper & Forest Products — Continued
	Total Materials	27,998

Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
	Level 3 Communications, Inc., Tranche A Term Loan,
1,214	VAR, 2.533%, 03/13/14	1,185
3,036	VAR, 2.533%, 03/13/14	2,963

	Total Telecommunication Services	4,148

Utilities — 0.3%
	Independent Power Producers & Energy Traders — 0.3%
	Texas Competitive Electric Holdings Co. LLC, Extended- Term Loan,
16,233	VAR, 4.706%, 10/10/17	12,844
17,225	VAR, 4.768%, 10/10/17	13,630
26,201	Texas Competitive Electric Holdings Co. LLC, Non- Extended Term Loan, VAR, 3.706%, 10/10/14	22,270

	Total Utilities	48,744

	Total Loan Participations & Assignments (Cost 509,335)	541,831

NUMBER OF WARRANTS
Warrant - 0.1%
Consumer Discretionary — 0.1%
	Automobiles — 0.1%
	General Motors Co.,
459	expiring 7/10/16 (Strike Price $10.00) (a)	10,424
459	expiring 7/10/19 (Strike Price $18.33) (a)	7,659

	Total Warrants (Cost $ 17,233)	18,083

NUMBER OF CONTRACTS
Option Purchased — 0.0% (g)
	Call Option Purchased — 0.0% (g)
343	90 Day Euro Future, Expiring 06/13/11 @ $99.625, American Style	98

	Total Call Option Purchased (Cost $57)	98

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE($)
	Put Options Purchased on
	Interest Rate Swap — 0.0% (g)
97,969,000	Expiring 06/27/11. If exercised the Fund pays semi-annually 3.751% and receives quarterly floating 3 month LIBOR terminating 06/29/21, European Style. Counterparty: Barclays Bank plc (r)	9
97,560,000	Expiring 07/12/11. If excercised the Fund pays semi- annually 3.590% and receives quarterly floating 3 month LIBOR terminating 07/14/21, European Style. Counterparty: Credit Suisse International (r)	138

	Total Put Option Purchased on Interest Rate Swap (Cost $1,136)	147

	Total Options Purchased (Cost $1,193)	245

SHARES
Short-Term Investments — 66.2%
U.S. Treasury Obligations — 0.2% (n)
	U.S. Treasury Bills
580	0.085%, 11/10/11	579
15,115	0.100%, 06/09/11 (k)	15,115

		15,694
Investment Company — 66.0%
9,766,433	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $9,766,433)	9,766,433

	Total Short-Term Investments (Cost $9,782,127)	9,782,127

	Total Investments —102.5%	15,160,134
	(Cost $14,846,559)
	Liabilities in Excess of Other Assets — (2.5)%	(369,541)

	NET ASSETS — 100.0% $	14,790,593

Percentages indicated are based on net assets.

TBA Short Commitment

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
$(139,916)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 4.000%, 06/25/41	$(140,900)
(130,080)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 4.000%, 07/01/41	(130,548)
(260,183)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 5.500%, 06/25/41	(282,054)
	(Proceeds received of $549,250)	$(553,502)

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
342	30 Day Federal Funds	06/30/11	$142,369	$85
615	30 Day Federal Funds	07/29/11	256,001	201
288	90 Day Eurodollar	09/19/11	71,762	(1)
209	10 Year U.S. Treasury Note	09/21/11	25,625	37
400	30 Day Federal Funds	10/31/11	166,447	124
400	30 Day Federal Funds	11/30/11	166,422	166
649	3 Month Euro	12/19/11	229,163	42
665	90 Day Eurodollar	12/15/14	161,121	1,095
	Short Futures Outstanding
(323)	90 Day Eurodollar	06/13/11	(80,538)	(112)
(651)	3 Month Euro	09/19/11	(230,244)	(233)
(323)	90 Day Eurodollar	09/19/11	(80,483)	(21)
(2,148)	10 Year U.S. Treasury Note	09/21/11	(263,365)	(450)
(99)	30 Year U.S. Treasury Bond	09/21/11	(12,359)	(20)
(1,040)	2 Year U.S. Treasury Note	09/30/11	(227,955)	(33)
(1,814)	5 Year U.S. Treasury Note	09/30/11	(216,121)	(366)
(981)	90 Day Bank Accepted Bills	12/08/11	(1,034,555)	(229)
(649)	3 Month Canadian Bank's Acceptance	12/19/11	(164,921)	(267)
(1,942)	90 Day Eurodollar	12/19/11	(483,558)	(298)
(647)	90 Day Eurodollar	03/19/12	(160,957)	(310)
(1,980)	30 Day Federal Funds	03/30/12	(823,086)	(888)
(647)	90 Day Eurodollar	06/18/12	(160,715)	(414)
(647)	90 Day Eurodollar	09/17/12	(160,367)	(428)
(649)	3 Month Euro	12/17/12	(228,124)	(91)
(1,312)	90 Day Eurodollar	12/17/12	(324,359)	(1,085)
(323)	90 Day Eurodollar	03/18/13	(79,660)	(482)

				$(3,978)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY COUNTERPARTY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/11	(DEPRECIATION) NET UNREALIZED APPRECIATION
6,250,000	EUR	BNP Paribas	07/29/11	$8,944	$8,982	$38
6,250,000	EUR	Credit Suisse International	07/29/11	8,827	8,982	155
				$17,771	$17,964	$193

CONTRACTS TO SELL	COUNTERPARTY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
6,070,000	CAD	Citibank, N.A.	07/15/11	$6,352	$6,258	$94
30,964,000	EUR	Credit Suisse International	06/17/11	43,935	44,545	(610)
1,913,000	EUR	Morgan Stanley	06/17/11	2,701	2,752	(51)
4,500,000	EUR	Citibank, N.A.	07/15/11	6,452	6,470	(18)
25,000,000	EUR	Deutsche Bank AG	07/29/11	36,572	35,928	644
3,985,000	GBP	Morgan Stanley	06/17/11	6,454	6,554	(100)
18,608,000	GBP	Citibank, N.A.	07/15/11	30,646	30,594	52
187,000,000	NOK	Citibank, N.A.	07/15/11	34,343	34,631	(288)
				$167,455	$167,732	$(277)

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
CAD	—	Canadian Dollar
CMO	—	Collateralized Mortgage Obligation
ETF	—	Exchange Traded Fund
EUR	—	Euro
GBP	—	British Pound
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2011. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	—	London Interbank Offered Rate
NOK	—	Norwegian Krone
PIK	—	Payment-in-Kind
REMICS	—	Real Estate Mortgage Investment Conduits
SPDR	—	Standard & Poor’s Depository Receipts
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2011.
TBA	—	To Be Announced
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2011.

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Defaulted Security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $16,889,000 which amounts to 0.1% of total investments.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of May 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(r)	Rates shown are per annum and payments are as described.
(x)	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2011.
^	Unsettled security, coupon rate is undetermined at May 31, 2011

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$359,396
Aggregate gross unrealized depreciation	(45,821)

Net unrealized appreciation/depreciation	$313,575

Federal income tax cost of investments	$14,846,559

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$26,050	$—	$—	$26,050
Industrials	297	—	—	297
Information Technology	—	—	—	—
Materials	17,101	—	—	17,101
Total Common Stocks	43,448	—	—	43,448
Preferred Stocks
Consumer Discretionary	—	5,010	—	5,010
Financials	—	42,406	—	42,406
Industrials	—	5,496	—	5,496
Information Technology	—	—	—	—
Total Preferred Stocks	—	52,912	—	52,912
Debt Securities
Asset-Backed Securities	—	144,301	—	144,301
Collateralized Mortgage
Obligations	—	702,155	—	702,155
Commercial Mortgage-Backed
Securities	—	39,503	—	39,503
Convertible Bonds
Materials	—	2,276	—	2,276
Corporate Bonds
Consumer Discretionary	—	762,213	—	762,213
Consumer Staples	—	177,737	—	177,737
Energy	—	154,185	11,844	166,029
Financials	—	602,161	—	602,161
Health Care	—	228,905	—	228,905
Industrials	—	521,825	—	521,825
Information Technology	—	228,364	—	228,364
Materials	—	260,537	762	261,299
Telecommunication Services	—	251,332	—	251,332
Utilities	—	125,532	—	125,532

Total Corporate Bonds	—	3,312,791	12,606	3,325,397

Mortgage Pass-Through Securities	—	439,526	—	439,526
Private Placements
Consumer Discretionary	—	20,864	—	20,864
Structured Notes
Financials	—	2,946	—	2,946
Investment Companies	42,703	—	—	42,703
Loan Participations & Assignments
Consumer Discretionary	—	221,364	—	221,364
Consumer Staples	—	16,910	—	16,910
Energy	—	9,272	—	9,272
Financials	—	122,508	—	122,508
Health Care	—	6,284	—	6,284
Industrials	—	41,704	—	41,704

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

Information Technology	—	42,899	—	42,899
Materials	—	23,715	4,283	27,998
Telecommunication Services	—	4,148	—	4,148
Utilities	—	48,744	—	48,744

Total Loan Participations & Assignments	—	537,548	4,283	541,831

Options Purchased
Call Option Purchased	98	—	—	98
Payer Options Purchased on
Interest Rate Swaps	138	9	—	147
Warrants
Consumer Discretionary	—	18,083	—	18,083
Short-Term Investments
Investment Companies	9,766,433	—	—	9,766,433
U.S. Treasury Obligations	—	15,694	—	15,694

Total Investments in Securities	$9,854,637	$5,288,608	$16,889	$15,160,134

Liabilities
Debt Securities
Mortgage Pass-Through Securities	—	(553,502)	—	(553,502)
Options Written
Call Option Written	(66)	—	—	(66)

Total Liabilities	$(66)	$(553,502)	$—	$(553,568)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	983	—	983
Futures Contracts	1,750	—	—	1,750
Swaps	–	120,862	—	120,862

Total Appreciation in Other Financial Instruments	$1,750	$121,845	$—	$123,595

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(1,067)	—	(1,067)
Futures Contracts	(5,728)	—	—	(5,728)
Swaps	—	(96,488)	—	(96,488)

Total Depreciation in Other Financial Instruments	$(5,728)	$(97,555)	$—	$(103,283)

There were no transfers between Levels 1 and 2 during the period ended May 31, 2011.

	Balance as of February 28, 2011		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases 1	Sales 2	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2011
Investments in Securities
Common Stocks - Information Technology	$—	(b)	$—	$—	$—	$—	$—	$—	$—	$—	(b)
Corporate Bonds - Energy	11,362		—	482	—	—	—	—	—	11,844
Corporate Bonds - Financials	11,797		—	—	—	—	—	—	(11,797)	—
Corporate Bonds - Materials	2,056		—	(1,294)	—	—	—	—	—	762
Corporate Bonds - Telecommunication Services	313		—	—	—	—	—	—	(313)	—
Loan Participations & Assignments - Materials	6,366		—	—	—	412	—	—	(2,495)	4,283
Preferred Stocks - Financials	13,724		—	—	—	—	—	—	(13,724)	—
Preferred Stocks - Information Technology	—	(b)	—	—	—	—	—	—	—	—	(b)
Private Placements - Commercial Loans	20,308		—	—	—	—	—	—	(20,308)	—

Total	$65,926		$—	$(812)	$—	$412	$—	$—	$(48,637)	$16,889

(b)	Security has a zero value.

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2011, which were valued using significant unobservable inputs amounted to $(812,000).

OPTION WRITTEN

Call Option Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
90 Day Euro Future, American Style	$99.63	12/19/11	(343)	$(66)

(Premium received of $46.)

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
Gannett Co., Inc., 6.375% 04/01/12	5.000% quarterly	06/20/16	3.090%	6,400	(619)	632
Gannett Co., Inc., 6.375% 04/01/12	5.000% quarterly	06/20/16	3.090	15,950	(1,542)	1,580
Kroger Co. (The), 6.150% 01/15/20	1.000% quarterly	06/20/16	0.755	16,900	(235)	51
Whirlpool Corp., 7.750% 07/15/16	1.000% quarterly	06/20/16	1.494	16,850	363	(411)
Barclays Bank plc:
Bundesrepublik Deutschland, 6.000% 06/20/16	0.250% quarterly	06/20/16	0.394	29,350	192	(192)
Bundesrepublik Deutschland, 6.000% 06/20/16	0.250% quarterly	06/20/16	0.394	33,450	219	(368)
Bundesrepublik Deutschland, 6.000% 06/20/16	0.250% quarterly	06/20/16	0.394	33,450	219	(416)
Darden Restaurants, Inc., 6.000% 08/15/35	1.000% quarterly	06/20/16	1.112	33,450	114	(422)
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/12	9.348	3,200	106	(60)
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/12	9.348	3,200	106	(74)
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	06/20/13	12.910	6,350	841	(439)
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	06/20/13	12.910	6,400	848	(380)
KB Home, 6.250% 06/15/15	5.000% quarterly	06/20/16	5.058	16,400	(124)	413
Lincoln National Corp., 6.200% 12/15/11	1.000% quarterly	06/20/16	1.433	16,700	310	(476)
Whirlpool Corp., 7.750% 07/15/16	1.000% quarterly	06/20/16	1.494	16,550	356	(419)
BNP Paribas:
Computer Sciences Corp., 6.500% 03/15/18	1.000% quarterly	06/20/16	1.573	16,750	423	(360)
Gannett Co, Inc., 6.375% 04/01/12	5.000% quarterly	06/20/16	3.090	6,350	(614)	629
Gannett Co, Inc., 6.375% 04/01/12	5.000% quarterly	06/20/16	3.090	6,400	(619)	607
Kroger Co. (The), 6.150% 01/15/20	1.000% quarterly	06/20/16	0.755	16,100	(224)	159
Kroger Co. (The), 6.150% 01/15/20	1.000% quarterly	06/20/16	0.755	16,500	(229)	58
Citibank, N.A.:
Alcoa, Inc., 5.720% 02/23/19	1.000% quarterly	06/20/16	1.499	16,700	364	(566)
Bundesrepublik Deutschland, 6.000% 06/20/16	0.250% quarterly	06/20/16	0.394	33,450	219	(407)
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/16	12.809	6,450	1,520	(1,400)
Kingdom of Belgium, 5.750% 09/28/10	1.000% quarterly	06/20/15	1.385	3,500	45	98
Kingdom of the Netherlands, 3.250% 07/15/15	1.000% quarterly	03/20/16	0.282	13,850	(495)	257
United Mexican States, 7.500% 04/08/33	1.000% quarterly	06/20/16	1.385	30,050	(23)	(124)
VF Corp., 5.950% 11/01/17	1.000% quarterly	06/20/16	0.739	17,150	(252)	124
Credit Suisse International:
Kingdom of Belgium, 5.750% 09/28/10	1.000% quarterly	03/20/15	1.349	10,350	112	607
Deutsche Bank AG, New York:
Cablevision Systems Corp., 8.000% 04/15/12	5.000% quarterly	03/20/16	3.218	10,000	(869)	896
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/12	9.348	6,400	213	(88)
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/12	9.348	6,400	213	(86)
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/12	9.348	6,450	215	(88)
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/16	12.809	6,400	1,509	(1,398)
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/16	12.809	9,600	2,263	(2,129)
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/16	12.809	9,650	2,275	(2,438)
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/16	12.809	12,800	3,017	(2,747)
FSA Global Funding Ltd., 6.110% 06/29/15	5.000% quarterly	06/20/15	3.923	5,900	(292)	(619)
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	06/20/13	12.910	6,400	848	(609)
Lincoln National Corp., 6.200% 12/15/11	1.000% quarterly	06/20/16	1.433	33,450	620	(955)
Morgan Stanley, 6.600% 04/01/12	1.000% quarterly	06/20/16	1.449	16,700	323	(266)
Republic of Italy, 6.875% 09/27/23	1.000% quarterly	03/20/16	1.602	10,200	255	(376)
United Mexican States, 7.500% 04/08/33	1.000% quarterly	06/20/16	1.026	36,800	(28)	(170)
VF Corp., 5.950% 11/01/17	1.000% quarterly	06/20/16	0.739	13,750	(202)	176
HSBC Bank, N.A.:
Computer Sciences Corp., 6.500% 03/15/18	1.000% quarterly	06/20/16	1.573	16,750	423	(368)
Morgan Stanley Capital Services:
AutoZone, Inc., 5.500% 11/15/15	1.000% quarterly	06/20/16	0.709	16,700	(270)	87
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/16	12.809	3,250	766	(706)
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/16	12.809	3,250	766	(705)

Gannett Co., Inc., 6.375% 04/01/12	5.000% quarterly	06/20/16	3.090	6,450	(623)	639
Limited Brands, Inc., 6.900% 07/15/17	1.000% quarterly	06/20/16	1.641	16,700	473	(633)
Limited Brands, Inc., 6.900% 07/15/17	1.000% quarterly	06/20/16	1.641	16,700	473	(645)
Royal Bank of Scotland:
Lincoln National Corp., 6.200% 12/15/11	1.000% quarterly	06/20/16	1.433	16,700	310	(474)
Lincoln National Corp., 6.200% 12/15/11	1.000% quarterly	06/20/16	1.433	33,450	620	(939)
VF Corp., 5.950% 11/01/17	1.000% quarterly	06/20/16	0.739	17,150	(252)	120
Union Bank of Switzerland AG:
Alcoa, Inc., 5.720% 02/23/19	1.000% quarterly	06/20/16	1.499	16,700	364	(539)
AutoZone, Inc., 5.500% 11/15/15	1.000% quarterly	06/20/16	0.709	16,700	(270)	82
Bundesrepublik Deutschland, 6.000% 06/20/16	0.250% quarterly	06/20/16	0.394	33,450	219	(368)
Bundesrepublik Deutschland, 6.000% 06/20/16	0.250% quarterly	06/20/16	0.394	33,450	219	(416)
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/16	12.809	6,450	1,520	(1,384)
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/16	12.809	12,850	3,029	(2,800)
FSA Global Funding Ltd., 6.110% 06/29/15	5.000% quarterly	06/20/13	2.124	3,400	(230)	(242)
Gannett Co., Inc., 6.375% 04/01/12	5.000% quarterly	06/20/16	3.090	12,800	(1,237)	1,246
Gannett Co., Inc., 6.375% 04/01/12	5.000% quarterly	06/20/16	3.090	41,850	(4,045)	4,105
Home Depot, Inc., 5.875% 12/16/36	1.000% quarterly	06/20/16	0.552	33,450	(798)	632
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	06/20/13	12.910	6,450	854	(407)
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	06/20/13	12.910	12,900	1,709	(1,021)
Kroger Co. (The), 6.150% 01/15/20	1.000% quarterly	06/20/16	0.755	16,700	(232)	77
Lennar Corp., 6.500% 04/15/16	5.000% quarterly	06/20/16	3.657	33,450	(2,320)	2,323
Lincoln National Corp., 6.200% 12/15/11	1.000% quarterly	06/20/16	1.433	33,450	622	(841)
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	06/20/16	13.944	6,700	1,754	(2,703)
United Mexican States, 7.500% 04/08/33	1.000% quarterly	06/20/16	1.253	32,850	(25)	(9)
Whirlpool Corp., 7.750% 07/15/16	1.000% quarterly	06/20/16	1.494	12,900	278	(293)

					15,838	(18,378)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
CMBX.NA.AA.3.1	0.270% monthly	12/13/49	10.077%	14,100	5,792	(7,999)
Citibank, N.A.:
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	30.544	9,800	1,443	(2,586)
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	30.544	10,500	1,546	(2,400)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	0.998	17,700	645	(1,105)
CMBX.AA.BBB.1.1	1.340% monthly	10/12/52	26.493	7,040	4,997	(5,202)
CMBX.NA.A.2.1	0.150% monthly	03/15/49	6.517	7,070	1,945	(3,694)
CMBX.NA.AJ.5.1	0.980% monthly	02/15/51	5.382	10,500	2,411	(4,770)
CMBX.NA.BBB.4.1	5.000% monthly	02/17/51	41.500	6,900	5,298	(5,854)
CMBX.NA.BBB.4.1	5.000% monthly	02/17/51	41.500	10,550	8,101	(8,434)
Credit Suisse International:
CDX.NA.IG.9.04	0.800% quarterly	12/20/17	1.244	16,100	382	(389)
CDX.NA.IG.9.04	0.800% quarterly	12/20/17	1.244	65,700	1,560	(1,854)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	0.998	1,500	55	(308)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	0.998	2,500	91	(561)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	0.998	3,500	128	(796)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	0.998	5,000	182	(1,200)
CMBX.NA.AJ.1.1	0.840% monthly	10/12/52	3.453	5,000	531	(1,475)
CMBX.NA.BBB.5.1	5.000% monthly	02/15/51	40.954	6,900	5,521	(5,865)
Deutsche Bank AG, New York:
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	30.544	10,700	1,575	(2,231)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	0.998	5,700	208	(1,097)
CMBX.NA.A.2.1	0.150% monthly	03/15/49	6.517	7,060	1,943	(2,876)

CMBX.NA.BBB.2.1	0.870% monthly	03/15/49	34.445	17,520	14,381	(14,630)
Morgan Stanley Capital Services:
CDX.EM.15.1	5.000% quarterly	06/20/16	2.121	117,000	(16,744)	15,727
CDX.EM.15.1	5.000% quarterly	06/20/16	2.121	133,750	(19,141)	18,294
CDX.NA.IG.9.04	0.800% quarterly	12/20/17	1.244	32,300	767	(764)
CMBX.NA.A.2.1	0.150% monthly	03/15/49	6.517	7,070	1,945	(3,658)
CMBX.NA.A.2.1	0.150% monthly	03/15/49	6.517	7,070	1,945	(3,534)
CMBX.NA.A.2.1	0.150% monthly	03/15/49	6.517	14,100	3,880	(5,568)
CMBX.NA.AA.3.1	0.270% monthly	12/13/49	10.077	7,050	2,896	(4,088)
CMBX.NA.AJ.1.1	0.840% monthly	10/12/52	3.453	14,100	1,497	(1,789)
CMBX.NA.AJ.1.1	1.090% monthly	03/15/49	4.444	17,150	2,596	(2,139)
Royal Bank of Scotland:
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	30.544	1,500	221	(277)
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	30.544	8,800	1,295	(3,000)
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	30.544	12,100	1,781	(3,595)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	0.998	17,700	645	(1,105)
CMBX.NA.AJ.1.1	0.840% monthly	10/12/52	3.453	6,500	693	(1,541)
Union Bank of Switzerland AG:
CDX.NA.IG.9.04	0.800% quarterly	12/20/17	1.244	32,850	780	(870)

					43,791	(73,233)

Credit Default Swaps - Sell Protection [2] Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECIEVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
Amkor Technology, Inc., 9.250% 06/01/16	5.000% quarterly	06/20/16	4.103%	6,700	333	(158)
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	03/20/13	2.942	7,000	324	(38)
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	03/20/13	2.942	7,000	324	(54)
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	03/20/16	4.068	7,000	342	213
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	06/20/16	4.128	5,550	265	(275)
Boyd Gaming Corp., 6.750% 04/15/14	5.000% quarterly	06/20/14	5.279	6,500	14	30
Clorox Co., 3.550% 11/01/15	1.000% quarterly	06/20/16	1.001	16,850	33	20
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/13	6.886	4,700	(119)	125
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/13	6.886	5,000	(126)	134
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/13	6.886	6,750	(171)	302
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/14	8.065	3,250	(225)	200
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/14	8.065	6,600	(456)	433
Gannett Co., Inc., 6.375% 04/01/12	5.000% quarterly	06/20/14	1.849	6,400	660	(669)
Gannett Co., Inc., 6.375% 04/01/12	5.000% quarterly	06/20/14	1.849	15,950	1,646	(1,696)
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	06/20/14	14.418	4,900	(1,067)	931
Level 3 Communications, Inc., 3.500% 06/15/12	5.000% quarterly	03/20/14	3.751	3,350	145	46
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	03/20/14	5.558	8,000	(33)	32
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	06/20/14	7.180	3,350	(167)	26
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	06/20/14	7.180	12,950	(646)	101
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	06/20/14	7.180	13,250	(661)	99
MetLife, Inc., 5.000% 06/15/15	1.000% quarterly	06/20/16	1.439	33,450	(632)	962
MetLife, Inc., 5.000% 06/15/15	1.000% quarterly	06/20/16	1.439	33,450	(632)	939
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	06/20/13	4.812	5,400	74	(4)
Safeway, Inc., 7.250% 02/01/31	1.000% quarterly	06/20/16	0.961	16,900	66	210
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	06/20/11	6.664	1,850	17	70
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	06/20/12	7.414	1,950	(29)	70
Barclays Bank plc:
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	06/20/16	4.128	5,850	280	(290)
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	06/20/16	4.128	6,750	323	(334)
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	06/20/16	4.128	9,300	445	(628)
Caesars Entertainment Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	5.727	13,350	(34)	109

Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	06/20/13	4.707	6,950	110	892
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	06/20/13	4.707	10,450	165	1,210
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	03/20/14	5.926	6,900	(97)	363
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	09/20/14	6.661	6,700	(264)	416
Clorox Co., 3.550% 11/01/15	1.000% quarterly	06/20/16	1.001	33,250	66	56
ConAgra Foods, Inc., 7.000% 10/01/28	1.000% quarterly	06/20/16	1.033	33,450	14	302
Dixons Retail plc, 8.750% 08/03/15*	5.000% quarterly	06/20/12	4.408	EUR 3,250	75	125
Dixons Retail plc, 8.750% 08/03/15*	5.000% quarterly	06/20/12	4.408	EUR 6,000	139	231
Dixons Retail plc, 8.750% 08/03/15*	5.000% quarterly	06/20/13	7.530	EUR 12,900	(687)	990
Dixons Retail plc, 8.750% 08/03/15*	5.000% quarterly	06/20/13	7.530	EUR 25,900	(1,379)	2,017
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	09/20/13	7.286	6,500	(242)	215
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/14	8.065	3,250	(225)	211
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/13	11.003	3,200	(306)	284
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/13	11.003	3,200	(306)	298
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/13	11.003	3,200	(306)	360
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	03/20/14	11.799	3,400	(478)	198
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	03/20/14	11.799	5,000	(703)	438
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	03/20/14	11.799	6,700	(943)	533
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	03/20/14	11.799	6,800	(957)	425
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/14	11.975	3,350	(516)	264
First Data Corp., 9.875% 09/24/15	5.000% quarterly	12/20/12	2.582	1,400	66	25
First Data Corp., 9.875% 09/24/15	5.000% quarterly	12/20/12	2.582	3,500	166	118
First Data Corp., 9.875% 09/24/15	5.000% quarterly	12/20/12	2.582	6,850	324	(20)
First Data Corp., 9.875% 09/24/15	5.000% quarterly	12/20/12	2.582	6,850	324	(29)
First Data Corp., 9.875% 09/24/15	5.000% quarterly	12/20/13	4.131	13,950	436	814
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	06/20/13	12.910	10,050	(1,331)	362
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	06/20/13	12.910	13,350	(1,768)	261
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	03/20/14	14.146	750	(149)	77
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	03/20/14	14.146	10,000	(1,983)	440
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	06/20/14	14.418	6,350	(1,383)	971
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	06/20/14	14.418	6,400	(1,394)	918
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	06/20/14	14.418	6,400	(1,394)	916
Level 3 Communications, Inc., 9.000% 10/15/13	5.000% quarterly	03/20/14	3.751	3,450	150	204
Levi Strauss & Co., 8.875% 04/01/16	5.000% quarterly	06/20/16	5.016	6,860	64	(60)
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	12/20/12	11.379	750	(59)	255
MetLife, Inc., 5.000% 06/15/15	1.000% quarterly	06/20/11	0.293	18,750	45	(29)
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/12	4.085	1,400	34	92
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	09/20/12	4.555	3,500	55	62
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	12/20/13	6.943	3,450	(124)	182
Standard Pacific Corp., 10.750% 09/15/16	5.000% quarterly	06/20/16	4.061	16,400	843	(624)
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	09/20/14	5.314	5,450	4	233
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 10.250% 11/01/15	5.000% quarterly	12/20/11	6.664	6,700	6	647
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 10.250% 11/01/15	5.000% quarterly	06/20/12	7.414	3,150	(46)	200
BNP Paribas:
Gannett Co., Inc., 6.375% 04/01/12	5.000% quarterly	06/20/14	1.849	6,350	655	(675)
Gannett Co., Inc., 6.375% 04/01/12	5.000% quarterly	06/20/14	1.849	6,400	660	(662)
Georgia-Pacific LLC, 7.750% 11/15/29	1.000% quarterly	06/20/16	1.278	6,690	(76)	137
Level 3 Communications, Inc., 9.000% 10/15/13	5.000% quarterly	03/20/14	3.751	6,900	299	293
Level 3 Communications, Inc., 9.000% 10/15/13	5.000% quarterly	03/20/14	3.751	6,900	299	420
Levi Strauss & Co., 8.875% 04/01/16	5.000% quarterly	06/20/16	5.016	2,750	26	(54)
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	09/20/13	5.036	6,900	64	219
Safeway, Inc., 7.250% 02/01/31	1.000% quarterly	06/20/16	0.961	16,100	63	58
Safeway, Inc., 7.250% 02/01/31	1.000% quarterly	06/20/16	0.961	16,500	64	181
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	12/20/15	6.263	3,450	(131)	229
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	12/20/15	6.263	3,450	(131)	237
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	12/20/15	6.263	3,450	(131)	237
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	03/20/16	6.399	3,300	(149)	314
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	03/20/16	6.399	5,350	(242)	494
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	03/20/16	6.399	6,850	(309)	547
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	03/20/16	6.399	6,850	(309)	569
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	06/20/12	7.414	3,250	(48)	117
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	06/20/12	7.414	3,250	(48)	84

Citibank, N.A.:
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	12/20/12	2.779	6,850	301	33
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	03/20/13	2.942	6,750	312	(45)
Caesars Entertainment Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	12/20/12	5.727	6,850	26	188
Caesars Entertainment Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	5.727	13,350	(34)	54
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	03/20/14	5.926	1,800	(25)	43
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	03/20/14	5.926	6,700	(94)	160
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	03/20/14	5.926	6,900	(97)	361
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	03/20/14	5.926	10,200	(143)	232
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	03/20/14	5.926	13,350	(187)	336
Dixons Retail plc, 8.750% 08/03/15*	5.000% quarterly	06/20/12	4.408	EUR 3,250	75	125
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	12/20/13	11.591	6,700	(849)	215
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	12/20/13	11.591	6,950	(881)	323
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/14	11.975	6,450	(993)	868
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	03/20/15	12.240	1,900	(353)	196
First Data Corp., 9.875% 09/24/15	5.000% quarterly	12/20/12	2.582	3,500	166	118
Freeport-McMoRan Copper & Gold, Inc., 8.375% 04/01/17	1.000% quarterly	06/20/16	1.171	16,700	(103)	239
Kingdom of Spain, 5.500% 07/30/17	1.000% quarterly	06/20/11	1.033	7,070	14	5
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	03/20/13	4.451	6,900	135	143
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	03/20/13	4.451	6,900	135	141
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	06/20/14	7.180	3,200	(160)	127
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	03/20/15	8.095	3,450	(312)	163
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	03/20/15	8.095	3,450	(312)	162
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	03/20/15	8.095	6,900	(625)	242
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	03/20/15	8.095	10,250	(928)	383
MetLife, Inc., 5.000% 06/15/15	1.000% quarterly	06/20/16	1.439	3,350	(63)	105
MetLife, Inc., 5.000% 06/15/15	1.000% quarterly	06/20/16	1.439	33,450	(632)	1,033
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/12	4.085	6,850	164	356
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/12	4.085	6,850	164	417
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/12	4.085	6,900	165	401
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	06/20/13	4.812	2,650	36	(6)
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/13	5.552	6,850	(22)	841
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	06/20/14	6.039	6,400	(121)	301
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	09/20/14	6.507	6,400	(222)	365
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	12/20/13	6.943	6,850	(245)	362
SUPERVALU, Inc., 7.500% 05/15/12	5.000% quarterly	12/20/15	6.263	6,950	(264)	328
Credit Suisse International:
Caesars Entertainment Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	12/20/12	5.410	3,450	13	99
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	03/20/13	12.347	3,500	(381)	216
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	03/20/13	12.347	7,000	(762)	431
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	09/20/12	10.590	7,200	(414)	3,620
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	12/20/12	11.379	3,450	(273)	1,173
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	09/20/13	12.605	10,640	(1,433)	6,031
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	03/20/14	7.279	3,250	(156)	119
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	03/20/16	6.399	2,000	(90)	206
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	03/20/16	6.399	6,700	(303)	567
Deutsche Bank AG, New York:
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	03/20/13	2.942	6,900	319	(51)
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	06/20/16	4.128	6,750	323	(343)
Boyd Gaming Corp., 6.750% 04/15/14	5.000% quarterly	06/20/14	5.279	5,900	13	79
Boyd Gaming Corp., 6.750% 04/15/14	5.000% quarterly	06/20/14	5.279	32,050	71	108
Boyd Gaming Corp., 6.750% 04/15/14	5.000% quarterly	06/20/14	5.279	32,300	72	67
Caesars Entertainment Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	5.727	6,700	(17)	44
Caesars Entertainment Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	5.727	6,700	(17)	91
Caesars Entertainment Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	5.727	6,700	(17)	88
Caesars Entertainment Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	5.727	6,750	(17)	86
Caesars Entertainment Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	5.727	6,750	(17)	149
Caesars Entertainment Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	5.727	13,400	(34)	242
Caesars Entertainment Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	5.727	16,700	(42)	128
Caesars Entertainment Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	5.727	16,700	(42)	230
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	09/20/14	6.661	6,550	(258)	281
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/13	6.886	3,300	(83)	156
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/13	6.886	3,300	(83)	163
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/14	8.065	6,450	(446)	429

Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/13	11.003	6,400	(611)	536
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/13	11.003	6,400	(611)	534
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/13	11.003	6,450	(616)	539
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	03/20/14	11.799	1,500	(211)	135
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	03/20/14	11.799	3,300	(464)	318
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	03/20/14	11.799	3,300	(464)	317
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	03/20/14	11.799	5,000	(703)	444
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	03/20/14	11.799	5,000	(703)	514
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	03/20/14	11.799	6,800	(957)	473
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	03/20/14	11.799	6,850	(964)	409
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	03/20/14	11.799	6,850	(964)	478
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	03/20/14	11.799	13,700	(1,928)	546
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/14	11.975	6,400	(986)	870
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/14	11.975	9,650	(1,486)	1,642
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/14	11.975	11,015	(1,696)	1,534
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/14	11.975	12,800	(1,971)	1,707
Energy Future Holdings Corp., 5.550% 11/15/14	5.000% quarterly	12/20/11	6.463	26,250	52	321
Georgia-Pacific LLC, 7.750% 11/15/29	1.000% quarterly	06/20/16	1.278	10,035	(113)	183
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	06/20/13	12.910	3,150	(417)	415
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	06/20/13	12.910	3,150	(417)	444
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	06/20/13	12.910	3,200	(424)	468
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	06/20/13	12.910	3,250	(430)	397
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	06/20/13	12.910	3,300	(437)	306
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	06/20/13	12.910	6,700	(887)	263
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	06/20/13	12.910	9,650	(1,278)	1,330
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	03/20/14	14.146	10,000	(1,983)	442
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	03/20/14	14.146	14,650	(2,906)	846
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	03/20/14	14.146	26,750	(5,305)	1,378
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	06/20/14	14.418	3,250	(708)	610
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	06/20/14	14.418	3,300	(719)	675
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	06/20/14	14.418	6,400	(1,394)	1,169
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	03/20/13	4.451	6,900	135	141
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	03/20/13	4.451	17,300	338	358
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	03/20/14	5.558	6,850	(29)	248
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	06/20/11	6.791	6,900	62	1,732
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	09/20/12	10.590	7,130	(409)	3,435
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	12/20/12	11.379	3,450	(273)	1,173
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	12/20/12	11.379	6,850	(543)	2,301
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	03/20/13	11.938	1,900	(189)	757
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	03/20/13	11.937	10,300	(1,023)	4,433
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	06/20/13	12.364	3,430	(406)	1,273
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	06/20/13	12.364	3,600	(426)	1,618
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	06/20/13	12.364	3,600	(426)	1,690
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	12/20/12	4.624	3,500	55	66
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	12/20/12	4.624	6,950	109	138
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	12/20/13	6.474	6,900	(172)	366
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	12/20/13	6.474	6,950	(174)	423
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	03/20/15	8.095	6,900	(625)	327
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	03/20/15	8.095	6,950	(629)	361
Mediacom LLC/Mediacom Capital Corp., 9.125% 08/15/19	5.000% quarterly	03/20/16	6.326	10,000	(424)	339
MetLife, Inc., 5.000% 06/15/15	1.000% quarterly	06/20/16	1.439	13,350	(252)	429
MetLife, Inc., 5.000% 06/15/15	1.000% quarterly	06/20/16	1.439	16,700	(316)	537
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/12	4.085	6,950	167	462
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	06/20/13	5.993	3,250	(30)	35
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	06/20/13	5.993	3,300	(31)	35
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	12/20/13	6.943	6,950	(249)	563
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	12/20/13	6.943	10,350	(371)	469
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	12/20/13	6.943	13,550	(485)	740
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	12/20/13	6.943	13,700	(491)	723
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	12/20/13	6.943	17,300	(620)	906
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	03/20/14	7.279	44,550	(2,140)	2,722
SUPERVALU, Inc., 7.500% 05/15/12	5.000% quarterly	12/20/15	6.263	6,950	(264)	328
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	12/20/11	6.664	15,250	13	330

Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	03/20/12	7.154	5,000	(35)	183
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	06/20/12	7.414	3,200	(47)	64
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	06/20/12	7.414	3,250	(48)	190
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	06/20/12	7.414	5,750	(85)	312
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	06/20/12	7.414	12,800	(188)	213
HSBC Bank, N.A.:
Hellenic Republic, 5.900% 10/22/22	5.000% quarterly	06/20/11	17.559	17,690	55	738
Morgan Stanley Capital Services:
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	03/20/16	4.068	3,450	168	102
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	03/20/16	4.068	6,750	329	206
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	03/20/16	4.068	6,900	337	228
Boyd Gaming Corp., 6.750% 04/15/14	5.000% quarterly	06/20/14	5.279	13,350	30	197
Caesars Entertainment Operating Co., Inc., 5.375% 12/15/13	5.000% quarterly	03/20/13	5.727	6,550	(17)	121
Caesars Entertainment Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	5.727	3,350	(8)	44
Caesars Entertainment Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	5.727	3,350	(8)	60
Caesars Entertainment Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	5.727	6,700	(17)	60
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	03/20/14	5.926	6,900	(97)	396
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	06/20/14	6.196	13,350	(312)	564
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	09/20/14	6.661	6,550	(258)	250
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	09/20/14	6.661	6,550	(258)	273
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	09/20/14	6.661	10,900	(430)	416
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/13	6.886	2,550	(65)	71
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/13	6.886	6,700	(169)	331
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/13	6.886	12,000	(304)	292
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	12/20/13	11.591	10,300	(1,306)	433
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	03/20/14	11.799	2,050	(288)	120
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	03/20/14	11.799	3,250	(457)	320
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	03/20/14	11.799	3,450	(485)	218
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	03/20/14	11.799	4,750	(668)	245
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	03/20/14	11.799	6,850	(964)	409
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/14	11.975	3,250	(500)	429
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/14	11.975	3,250	(500)	437
Gannett Co., Inc., 6.375% 04/01/12	5.000% quarterly	06/20/14	1.849	6,450	666	(686)
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	03/20/13	12.347	3,350	(365)	206
Macy’s Retail Holdings, Inc., 7.450% 07/15/17	1.000% quarterly	06/20/16	0.956	16,700	69	333
Macy’s Retail Holdings, Inc., 7.450% 07/15/17	1.000% quarterly	06/20/16	0.956	16,700	69	330
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	12/20/12	4.624	3,450	54	16
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	12/20/12	4.624	3,450	54	2
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	12/20/13	6.474	10,400	(260)	529
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	06/20/14	7.180	3,200	(160)	119
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	06/20/14	7.180	13,150	(656)	44
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/12	4.085	6,850	164	340
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/12	4.085	6,950	167	428
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/13	5.552	6,850	(22)	889
Safeway, Inc., 7.250% 02/01/31	1.000% quarterly	06/20/16	0.961	16,700	65	193
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	03/20/16	6.399	3,200	(144)	284
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	03/20/16	6.399	6,900	(312)	570
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	06/20/11	6.664	3,350	30	201
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	06/20/11	6.664	6,700	61	394
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	09/20/11	6.664	10,000	49	882
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	03/20/12	7.154	13,350	(93)	1,936
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	06/20/12	7.414	6,550	(96)	115
Royal Bank of Scotland:
Caesars Entertainment Operating Co., Inc., 5.375% 12/15/13	5.000% quarterly	03/20/13	5.727	10,100	(26)	156
Caesars Entertainment Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	5.727	3,300	(8)	81
Caesars Entertainment Operating Co., Inc., 5.625% 06/01/15	5.000% quarterly	03/20/13	5.727	6,700	(17)	43
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	06/20/13	4.707	9,700	153	(105)
Cooper Tire & Rubber Co., 7.625% 03/15/27	5.000% quarterly	06/20/16	3.085	3,340	327	(301)
Cooper Tire & Rubber Co., 7.625% 03/15/27	5.000% quarterly	06/20/16	3.085	6,660	652	(600)
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	03/20/14	11.799	3,150	(443)	265
Union Bank of Switzerland AG:
Block Financial LLC, 5.125% 10/30/14	5.000% quarterly	03/20/13	2.942	3,450	160	(18)
Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	09/20/14	6.662	6,900	(272)	659

Clear Channel Communications, Inc., 6.875% 06/15/18	5.000% quarterly	09/20/14	6.661	16,400	(647)	647
Clorox Co., 3.550% 11/01/15	1.000% quarterly	06/20/16	1.001	19,350	38	(46)
Cooper Tire & Rubber Co., 7.625% 03/15/27	5.000% quarterly	06/20/16	3.085	6,700	656	(603)
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/13	6.886	3,250	(82)	76
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/13	6.886	4,850	(123)	129
Dynegy Holdings, Inc., 8.375% 05/01/16	5.000% quarterly	06/20/13	6.886	12,750	(323)	383
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/13	11.003	3,250	(310)	366
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	12/20/13	11.591	6,950	(881)	341
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	03/20/14	11.799	6,850	(964)	409
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	03/20/14	11.799	13,700	(1,928)	750
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/14	11.975	6,450	(993)	820
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	06/20/14	11.975	14,775	(2,275)	2,019
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	03/20/15	12.240	3,600	(669)	507
Eastman Kodak Co., 7.250% 11/15/13	5.000% quarterly	03/20/15	12.240	10,400	(1,932)	1,206
First Data Corp., 9.875% 09/24/15	5.000% quarterly	12/20/12	2.582	6,850	324	82
First Data Corp., 9.875% 09/24/15	5.000% quarterly	12/20/12	2.582	26,450	1,252	283
Freeport-McMoRan Copper & Gold, Inc., 8.375% 04/01/17	1.000% quarterly	06/20/16	1.171	16,700	(103)	199
Gannett Co, Inc., 6.375% 04/01/12	5.000% quarterly	06/20/14	1.849	12,800	1,321	(1,353)
Gannett Co, Inc., 6.375% 04/01/12	5.000% quarterly	06/20/14	1.849	41,850	4,319	(4,424)
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	03/20/14	14.146	2,050	(407)	238
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	03/20/14	14.146	6,550	(1,299)	638
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	03/20/14	14.146	6,550	(1,299)	682
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	03/20/14	14.146	6,650	(1,319)	320
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	03/20/14	14.146	6,700	(1,329)	261
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	03/20/14	14.146	6,700	(1,329)	320
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	03/20/14	14.146	6,700	(1,329)	650
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	03/20/14	14.146	20,050	(3,977)	785
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	06/20/14	14.418	6,450	(1,405)	939
K Hovnanian Enterprises, Inc., 8.625% 01/15/17	5.000% quarterly	06/20/14	14.418	12,900	(2,809)	2,102
Level 3 Communications, Inc., 9.000% 10/15/13	5.000% quarterly	06/20/13	2.655	6,950	398	1,721
Level 3 Communications, Inc., 15.000% 01/15/13	5.000% quarterly	03/20/14	3.751	3,350	145	46
Level 3 Communications, Inc., 15.000% 01/15/13	5.000% quarterly	03/20/14	3.751	5,000	217	69
Level 3 Communications, Inc., 9.000% 10/15/13	5.000% quarterly	03/20/14	3.751	6,900	299	351
Level 3 Communications, Inc., 9.000% 10/15/13	5.000% quarterly	03/20/14	3.751	6,900	299	383
Level 3 Communications, Inc., 9.000% 10/15/13	5.000% quarterly	03/20/15	4.866	6,900	101	813
Level 3 Communications, Inc., 9.000% 10/15/13	5.000% quarterly	03/20/15	4.866	13,850	202	1,697
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	03/20/13	4.451	17,300	338	353
Liz Claiborne, Inc., 5.000% 07/08/13	5.000% quarterly	03/20/14	5.558	34,050	(146)	880
MBIA Global Funding LLC, 0.484% 10/06/10	5.000% quarterly	12/20/12	12.605	6,850	(543)	2,149
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	12/20/12	4.624	2,050	32	41
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	06/20/14	7.180	6,450	(322)	232
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	06/20/14	7.180	9,850	(492)	256
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	06/20/14	7.180	13,050	(651)	98
McClatchy Co. (The), 5.750% 09/01/17	5.000% quarterly	06/20/14	7.180	18,350	(916)	97
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/11	1.430	6,950	208	280
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/12	4.085	6,850	164	390
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	12/20/13	5.552	6,850	(22)	873
Realogy Corp., 10.500% 04/15/14	5.000% quarterly	06/20/14	6.039	3,250	(61)	128
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	06/20/13	5.993	3,350	(31)	24
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	12/20/13	6.943	3,450	(124)	147
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	12/20/13	6.943	6,850	(245)	374
Rite Aid Corp., 7.700% 02/15/27	5.000% quarterly	03/20/14	7.279	3,300	(159)	159
Standard Pacific Corp., 7.000% 08/15/15	5.000% quarterly	06/20/16	4.061	33,450	1,719	(1,904)
SUPERVALU, Inc., 7.500% 05/15/12	5.000% quarterly	12/20/15	6.263	6,950	(264)	328
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	12/20/15	6.263	6,850	(267)	421
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	12/20/15	6.263	6,950	(264)	260
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	12/20/15	6.263	6,950	(264)	353
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	12/20/15	6.263	17,150	(651)	915
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	03/20/16	6.399	6,700	(303)	682
SUPERVALU, Inc., 8.000% 05/01/16	5.000% quarterly	03/20/16	6.399	10,350	(467)	805
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	03/20/12	7.154	6,700	(47)	630
Texas Competitive Electric Holdings Co. LLC, 10.250% 11/01/15	5.000% quarterly	06/20/12	7.414	3,250	(48)	117

					(94,686)	131,040

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
CMBX.NA.A.3.1	0.620% monthly	12/13/49	17.255%	14,100	(8,287)	9,829
Citibank, N.A.:
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	36.191	9,200	(5,151)	12,395
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	36.191	20,000	(11,199)	13,348
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	36.191	20,000	(11,199)	12,991
CMBX.NA.AJ.4.1	0.960% monthly	02/17/51	6.184	17,400	(4,468)	5,628
CMBX.NA.A.2.1	0.250% monthly	03/15/49	10.332	14,500	(5,787)	6,814
Credit Suisse International:
CMBX.NA.AAA.4	0.350% monthly	02/17/51	14.861	5,000	(313)	1,175
Deutsche Bank AG, New York:
CMBX.NA.A.2.1	0.250% monthly	03/15/49	10.332	13,950	(5,568)	7,044
Morgan Stanley Capital Services:
CMBX.NA.A.3.1	0.620% monthly	12/13/49	17.255	7,050	(4,144)	4,932
CMBX.NA.AAA.4	0.350% monthly	02/17/51	14.861	14,100	(882)	1,265
CMBX.NA.A.2.1	0.250% monthly	03/15/49	10.332	13,950	(5,568)	7,044
Royal Bank of Scotland:
CMBX.NA.AAA.4	0.350% monthly	02/17/51	1.486	6,500	(407)	1,251
CMBX.NA.AJ.4.1	0.960% monthly	02/17/51	6.184	10,500	(2,696)	5,336
Union Bank of Switzerland AG:
CDX.NA.IG.16.01	1.000% quarterly	06/20/16	0.896	66,850	467	(138)

					(65,202)	88,914

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay an upfront premium to the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection would offset potential amounts paid at a credit event for protection sold.

1. Derivatives—The Fund uses instruments including futures, foreign currency contracts, options, swaps and other derivatives, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest; to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration; sector and yield curve exposures; and credit and spread volatility. The Fund may be subject to various risks from the use of derivatives including the

The Fund may be subject to various risks from the use of derivatives including risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivatives’counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); anddocumentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated withthese instruments may exceed their value.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

1A. Futures Contracts—The Fund uses treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

1B. Forward Foreign Currency Exchange Contracts—The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contract are settled with the counterparty in cash without delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

1C. Swaps —The Fund engages in various swap transactions, including interest rate, credit default, index, price lock, spread lock and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities.

These amounts are held in segregated accounts with the fund’s or counterparty’s custodial bank, as applicable.

The Fund’s swap contracts at net value and collateral posted by counterparty as of May 30, 2011 is as follows (amounts in thousands):

Counterparty
Barclay’s Bank plc
Deutsche Bank AG, New York

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represent some part of the credit market as a whole. Index credit default swap have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

	RATE TYPE (r)					UPFRONT
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE	PREMIUMS (PAID)/RECEIVED [1]
Deutsche Bank AG, New York	3 month LIBOR quarterly	3.326% semi-annually	06/16/21	111,413	1,590	—
Deutsche Bank AG, New York	3 month LIBOR quarterly	4.425% semi-annually	05/08/41	86,958	7,410	—
Deutsche Bank AG, New York	3 month LIBOR quarterly	4.278% semi-annually	06/20/41	19,233	1,039	—
Deutsche Bank AG, New York	2.576% semi-annually	3 month LIBOR quarterly	05/08/16	316,699	(10,746)	—
Deutsche Bank. AG, New York	2.153% semi-annually	3 month LIBOR quarterly	06/16/16	203,380	(2,008)	—
Deutsche Bank AG, New York	2.393% semi-annually	3 month LIBOR quarterly	06/20/16	69,623	(1,466)	—

					(4,181)	—

[1]	Upfront premiums generally relate to payments made or received at the inititation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — 0.7%
Consumer Discretionary — 0.3%
	Hotels, Restaurants & Leisure — 0.3%
100	Seminole Hard Rock Entertainment, Inc., VAR, 2.809%, 03/15/14 (e)	97

Materials — 0.4%
	Chemicals — 0.2%
52	Lyondell Chemical Co., 11.000%, 05/01/18	58

	Containers & Packaging — 0.2%
100	Constar International, Inc., VAR, 0.000%, 02/15/12 (d)	44

	Total Materials	102

	Total Corporate Bonds (Cost $249)	199

Municipal Bonds — 78.0% (t)
Alaska — 0.5%
	Other Revenue — 0.5%
170	Northern Tobacco Securitization Corp., Series A, Rev., 4.625%, 06/01/23	153

Arizona — 4.9%
	Education — 1.3%
300	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	311
65	Pima County IDA, American Charter Schools Foundation, Series A, Rev., 5.125%, 07/01/15	65

		376

	Other Revenue — 1.5%
200	City of Mesa, Utility Systems, Rev., AGM, 5.250%, 07/01/29	221
200	Maricopa County IDA, Waste Management Inc. Project, Rev., 1.000%, 06/02/14	200

		421

	Water & Sewer — 2.1%
500	City of Scottsdale, Water & Sewer, Rev., 5.250%, 07/01/21	615

	Total Arizona	1,412

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Arkansas — 1.2%
	Housing — 0.6%
165	Arkansas Development Finance Authority, Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA, 5.500%, 01/01/37	174

	Special Tax — 0.6%
160	City of Fayetteville, Sales & Use Tax, Rev., AGM, 4.250%, 11/01/25	168

	Total Arkansas	342

California — 3.2%
	General Obligation — 0.4%
200	California School Facilities Financing Authority, GO, AGM, Zero Coupon, 08/01/30	57
100	Escondido Union High School District, Capital Appreciation, Series A, GO, AGC, Zero Coupon, 08/01/23	51

		108

	Hospital — 0.4%
100	Sierra View Local Health Care District, Rev., 4.875%, 07/01/18	104

	Housing — 0.2%
50	California Rural Home Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Security Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.400%, 12/01/36	50

	Other Revenue — 0.6%
175	Rincon Valley Union Elementary School District, Election 2004, GO, NATL-RE, 5.500%, 06/01/29	184

	Prerefunded — 1.6%
420	Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien, Series A, Rev., Zero Coupon, 01/01/24 (p)	266
160	Pomona Unified School District, Series C, GO, 6.000%, 08/01/29 (p)	206

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

		472

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
California — Continued
	Total California	918

Colorado — 1.0%
	General Obligation — 0.3%
75	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, 5.250%, 12/15/20	90

	Housing — 0.4%
105	El Paso County, Single Family Mortgage, Southern Front Range, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	108

	Transportation — 0.3%
80	E-470 Public Highway Authority, Series B-2, Rev., VAR, NATL-RE, 5.000%, 09/02/11	81

	Total Colorado	279

Connecticut — 0.7%
	Other Revenue — 0.7%
200	Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program, Series A, Rev., 5.250%, 11/15/24	219

Delaware — 0.3%
	Housing — 0.3%
85	Delaware State Housing Authority, Single Family Mortgage, Series D-1, Rev., AMT, 4.625%, 01/01/23	86

District of Columbia — 1.4%
	Other Revenue — 1.4%
95	District of Columbia, Series A, Rev., 5.250%, 12/01/27	105
100	District of Columbia, Ballpark, Series B-1, Rev., NATL-RE-IBC, FGIC, 5.000%, 02/01/17	107
200	District of Columbia, Gallaudet University, Rev., 4.000%, 04/01/17	209

	Total District of Columbia	421

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Florida — 6.6%
	Housing — 0.7%
200	Florida Housing Finance Corp., Homeowner Mortgage, Series A-1, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 07/01/28	217

	Other Revenue — 5.9%
200	Charlotte County, Utility Systems, Rev., AGM, 5.250%, 10/01/24	222
200	Florida Housing Finance Corp., Series 1, Rev., 5.000%, 07/01/41	211
200	Florida Ports Financing Commission, State Transportation Trust Fund, Series B, Rev., AMT, 5.000%, 06/01/16	220
100	Florida Water Pollution Control Financing Corp., Water Pollution Control, Series A, Rev., 5.000%, 07/15/22	115
100	Miami-Dade County Expressway Authority, Series B, Rev., NATL-RE, FGIC, 5.250%, 07/01/15	110
250	Pasco County, Solid Waste Disposal & Resource, Rev., AMT, 5.000%, 10/01/20 (w)	261
100	Tampa Bay Water Utility System, Revenue Refunding & Improvement, Series A, Rev., NATL-RE, FGIC, 6.000%, 10/01/29	120
400	Tohopekaliga Water Authority, Series A, Rev., 5.750%, 10/01/31	440

		1,699

	Total Florida	1,916

Georgia — 2.4%
	Other Revenue — 2.0%
240	Downtown Smyrna Development Authority, Rev., 5.250%, 02/01/28	270
300	Georgia State Environmental Loan Acquisition Corp., Cobb County Marietta Water Authority Loan, Rev., 5.125%, 02/15/31	310

		580

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Georgia — Continued
	Utility — 0.4%
100	Main Street Natural Gas, Inc., Series A, Rev., 5.000%, 09/15/14	106

	Total Georgia	686

Guam — 0.6%
	Other Revenue — 0.6%
200	Guam Government Waterworks Authority, Water & Waste Water System, Rev., 5.000%, 07/01/19	189

Hawaii — 0.4%
	General Obligation — 0.4%
100	City & County of Honolulu, Series D, GO, 5.250%, 09/01/27	111

Illinois — 3.6%
	Education — 0.4%
100	Illinois Finance Authority, University of Chicago, Series B, Rev., 5.500%, 07/01/28	108

	General Obligation — 1.2%
125	Des Plaines Valley Public Library District, GO, 5.500%, 01/01/30	138
50	Greater Chicago Metropolitan Water Reclamation District, Series C, GO, 5.250%, 12/01/27	58
150	Lake County Community Consolidated School District No.50 Woodland, Series C, GO, 5.250%, 01/01/24	159

		355

	Other Revenue — 1.1%
100	Illinois State Toll Highway Authority, Senior Priority, Series A-1, Rev., AGM, 5.000%, 01/01/18	109
	Railsplitter Tobacco Settlement Authority,
80	Rev., 5.125%, 06/01/19	82
120	Rev., 5.250%, 06/01/21	120

		311

	Transportation — 0.9%
250	Regional Transportation Authority, Series A, Rev., NATL-RE, 6.000%, 07/01/24	279

	Total Illinois	1,053

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Indiana — 2.2%
	General Obligation — 0.4%
100	Indiana Housing & Community Development Authority, Home First Program, Series A, GO, GNMA/FNMA COLL, 4.500%, 06/01/28	107

	Other Revenue — 1.8%
175	City of Whiting, BP Production North America, Inc., Rev., 2.800%, 06/02/14	176
100	Indiana Finance Authority, Ascension Health, Series A-8, Rev., VAR, 5.000%, 07/28/16	113
75	Indiana Finance Authority, Educational Facilities, Industry Historical, Rev., 4.000%, 07/01/15	79
150	Indiana Health Facility Financing Authority, Ascension Health, Series A-1, Rev., VAR, 5.000%, 06/01/17	168

		536

	Total Indiana	643

Iowa — 0.3%
	Housing — 0.3%
95	Iowa Finance Authority, Mortgage-Backed Securities Program, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	102

Kansas — 1.0%
	Hospital — 0.8%
210	City of Salina, Hospital Improvement, Salina Regional Health, Rev., 5.000%, 10/01/16	231

	Housing — 0.2%
70	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program, Series A-4, Rev., GNMA/FNMA/FHLMC, 5.850%, 06/01/39	75

	Total Kansas	306

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

Kentucky — 0.3%
	Housing — 0.3%
95	Kentucky Housing Corp., Series A, Rev., 5.000%, 01/01/27	103

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Louisiana — 0.7%
	Housing — 0.1%
25	East Baton Rouge Mortgage Finance Authority, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	27

	Other Revenue — 0.3%
75	State of Louisiana, Gas And Fuels Tax, Second Lien, Series B, Rev., 5.000%, 05/01/28	81

	Transportation — 0.3%
100	New Orleans Aviation Board, Gulf Opportunity Zone, Consolidated Rental Car, Series A, Rev., 5.500%, 01/01/19	108

	Total Louisiana	216

Maryland — 0.3%
	Transportation — 0.3%
100	Maryland Economic Development Corp., Series A, Rev., 5.125%, 06/01/20	97

Massachusetts — 3.8%
	Education — 1.7%
325	Massachusetts Health & Educational Facilities Authority, Class L, Rev., 5.250%, 07/01/33	379
100	Massachusetts Health & Educational Facilities Authority, Springfield College, Rev., 5.000%, 10/15/17	109

		488

	Industrial Development Revenue/Pollution Control Revenue — 0.5%
150	Massachusetts Development Finance Agency, Evergreen Center, Inc., Rev., 5.500%, 01/01/20	149

	Transportation — 1.2%
300	Massachusetts Bay Transportation Authority, Series B, Rev., NATL-RE, 5.500%, 07/01/28	359

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Massachusetts — Continued
	Water & Sewer — 0.4%
100	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/32	112

	Total Massachusetts	1,108

Michigan — 1.4%
	General Obligation — 0.2%
50	City of Detroit, Series B-1, GO, AMBAC, 5.250%, 04/01/16	46

	Other Revenue — 1.2%
200	Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone, Rev., 5.000%, 12/01/20	205
150	Wayne County Airport Authority, Detroit Metropolitan Airport, Series D, Rev., 5.000%, 12/01/18	157

		362

	Total Michigan	408

Minnesota — 2.9%
	General Obligation — 0.4%
45	Minneapolis St. Paul Housing Finance Board, Mortgage-Backed, City Living, Series A-2, G0, GNMA/FNMA/FHLMC, 5.520%, 03/01/41	47
75	Minnesota Housing Finance Agency, Mortgage-Backed, Rev., GNMA/FNMA/FHLMC COLL, 4.250%, 07/01/28	79

		126

	Hospital — 0.7%
200	Meeker County, Gross Revenue, Hospital Facilities, Memorial Hospital Project, Rev., 5.250%, 11/01/17	197

	Other Revenue — 1.8%
200	Minnesota Agricultural & Economic Development Board, Health Care Facilities, Essential Health, Series A, Rev., 4.750%, 02/15/15 (f) (i)	206
300	Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation, Rev., 5.250%, 08/01/26	319

		525

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Minnesota — Continued
	Total Minnesota	848

Mississippi — 0.9%
	Other Revenue — 0.9%
100	Mississippi Development Bank, Harrison County Coliseum, Class A, Rev., 5.250%, 01/01/34	103
150	Mississippi Development Bank, Special Obligation, Harrison County Coliseum, Rev., 5.250%, 01/01/30	162

	Total Mississippi	265

Missouri — 3.6%
	General Obligation — 1.0%
250	Independence School District, Direct Deposit Program, Series A, GO, 5.250%, 03/01/31	274

	Housing — 0.2%
65	Missouri Housing Development Commission, Home Ownership Loan Program, Single Family Mortgage, Series B, Rev., AMT, GNMA/FNMA, 5.800%, 09/01/35	67

	Other Revenue — 0.9%
40	Kansas City, Manicor Project, Tax Allocation, Series A, 5.000%, 03/01/12	40
200	Missouri Housing Development Commission, Single Family Mortgage, Series E-3, Rev., GNMA/FNMA/FHLMC COLL, 4.625%, 05/01/28	218

		258

	Transportation — 1.5%
400	Bi-State Development Agency, Metropolitan District, St. Clair County Metrolink Project, Rev., AGM, 5.250%, 07/01/25	436

	Total Missouri	1,035

Montana — 1.7%
	Housing — 0.6%
180	Montana Board of Housing, Single Family Mortgage, Series B, Rev., 5.500%, 12/01/37	184

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Montana — Continued
	Other Revenue — 1.1%
100	Billings Montana Airport, Revenue Refunding, Series A, Rev., AMT, 5.000%, 07/01/20	101
200	Montana Facility Finance Authority, Hospital Benefits, Health Systems, Rev., AGC, 5.125%, 01/01/22	214

		315

	Total Montana	499

New Hampshire — 2.4%
	Other Revenue — 2.4%
	City of Manchester, School Facilities,
150	Rev., NATL-RE, 5.500%, 06/01/26	181
100	Rev., NATL-RE, 5.500%, 06/01/27	121
160	New Hampshire Housing Finance Authority, Non Amount Non ACE, Single Family Mortgage, Series B, Rev., 5.000%, 07/01/27	169
200	New Hampshire Housing Finance Authority, Single Family Mortgage, Acquisition, Series A, Rev., 5.250%, 07/01/28	215

	Total New Hampshire	686

New Jersey — 1.8%
	Other Revenue — 0.7%
200	Tobacco Settlement Financing Corp., Series 1A, Rev., 5.000%, 06/01/19	194

	Special Tax — 1.1%
300	New Jersey EDA, Motor Vehicle Surplus, Series A, Rev., NATL-RE, 5.250%, 07/01/24	319

	Total New Jersey	513

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

New Mexico — 1.7%
	Housing — 0.1%
25	New Mexico Mortgage Finance Authority, Single Family Mortgage, I-B-2 Class Shares, Rev., GNMA/FNMA/FHLMC, 5.650%, 09/01/39	28

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
New Mexico — Continued
	Other Revenue — 1.6%
200	Bernalillo County, Gross Receipts, Rev., AMBAC, 5.250%, 10/01/26	235
200	New Mexico Mortgage Finance Authority, Single Family Mortgage, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 09/01/30	221

		456

	Total New Mexico	484

New York — 3.5%
	Education — 0.8%
200	New York State Dormitory Authority, School District Building Financing Project, Series B, Rev., NATL-RE, 5.000%, 10/01/15	224

	Hospital — 0.7%
200	Ulster County IDA, Series A, Rev., 5.100%, 09/15/13	195

	Other Revenue — 2.0%
240	New York City Municipal Water Finance Authority, Second General Resolution, Rev., 5.375%, 06/15/43	254
275	New York State Dormitory Authority, Education, Series B, Rev., AMBAC, 5.500%, 03/15/24	333

		587

	Total New York	1,006

North Carolina — 1.6%
	Education — 0.5%
125	Board of Governors of the University of North Carolina, Appalachian State Charlotte, Series B1, Rev., 5.250%, 10/01/23	143

	Housing — 0.8%
230	North Carolina Housing Finance Agency, Series 30-A, Rev., AMT, 5.500%, 01/01/39	236

	Utility — 0.3%
75	North Carolina Eastern Municipal Power Agency, Series C, Rev., 5.375%, 01/01/17	79

	Total North Carolina	458

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Ohio — 4.1%
	General Obligation — 0.6%
100	Cincinnati City School District, Classroom Construction & Improvement, GO, NATL-RE, FGIC, 5.250%, 12/01/25	113
45	Greene County, Series A, GO, AMBAC, 5.250%, 12/01/28	52

		165

	Hospital — 0.1%
45	Belmont County Health Systems, East Ohio Regional Hospital, Rev., 5.700%, 01/01/13 (f) (i)	35

	Housing — 0.6%
175	Ohio Housing Finance Agency, Series F, Rev., GNMA/FNMA/FHLMC, 5.500%, 09/01/39	179

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
75	Ohio State, Air Quality Development Authority, Pollution Control, First Energy, Series C, Rev., 5.625%, 06/01/18	81

	Other Revenue — 2.5%
125	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-1, Rev., 5.000%, 06/01/17	126
100	Franklin County Health Care Improvement, Presbyterian Services, Series A, Rev., 5.000%, 07/01/20	102
300	Ohio Housing Finance Agency, Single Family Mortgage, Series 1, Rev., 5.000%, 11/01/28	326

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

150	State of Ohio, Higher Education Facility, College of Wooster Project, Rev., 5.000%, 09/01/15	168

		722

	Total Ohio	1,182

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Oklahoma — 0.8%
	Other Revenue — 0.8%
220	Oklahoma City Water Utilities Trust, Water & Sewer, Rev., 5.375%, 07/01/40	239

Oregon — 1.7%
	Education — 0.3%
75	Forest Grove, Campus Improvement, Pacific University Project, Rev., 5.000%, 05/01/18	78

	General Obligation — 1.1%
150	Clackamas County School District No. 7J, Lake Oswego, GO, AGM, 5.250%, 06/01/25	177
20	Linn County Community School District No. 9 Lebanon, GO, NATL-RE, FGIC, 5.500%, 06/15/30	24
105	State of Oregon, University Systems Projects, Series G, GO, 5.250%, 08/01/31	115

		316

	Other Revenue — 0.3%
85	Oregon State Housing & Community Services Department, Single Family Mortgage Program, Series B, Rev., AMT, 5.000%, 07/01/30	90

	Total Oregon	484

Pennsylvania — 3.0%
	Education — 0.3%
70	Pennsylvania Higher Educational Facilities Authority, LaSalle University, Series A, Rev., 5.000%, 05/01/12	72

	Other Revenue — 2.2%
50	Allegheny County Airport Authority, Series 2B, Rev., FGIC, 5.000%, 01/01/18	52
150	Allegheny County Higher Education Building Authority, Duquesne University, Series A, Rev., 5.000%, 03/01/20	165
400	Pennsylvania Housing Finance Agency, Series 112, Rev., 5.000%, 04/01/28	434

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Pennsylvania — Continued
		651

	Resource Recovery — 0.5%
140	Harrisburg Authority, Resource Recovery Improvements, Series D-2, Rev., VAR, AGM, 5.000%, 12/01/13	141

	Total Pennsylvania	864

Tennessee — 1.0%
	Other Revenue — 1.0%
250	Memphis-Shelby County Airport Authority, Series A-1, Rev., AMT, 5.750%, 07/01/20	281

Texas — 7.2%
	Education — 0.3%
100	Texas State Public Finance Authority Charter School Finance Corp., Cosmos Foundation, Inc., Series A, Rev., 6.000%, 02/15/30	97

	General Obligation — 2.4%
80	Fort Bend County, GO, 5.250%, 03/01/28	86
200	North East Independent School District, GO, PSF-GTD, 5.250%, 02/01/27	236
340	State of Texas, Water Financial Assistance, Series D, GO, AMT, 5.000%, 08/01/17	385

		707

	Hospital — 0.7%
190	Lufkin Health Facilities Development Corp., Memorial Health System, East Texas, Rev., 5.000%, 02/15/13	194

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

	Housing — 0.4%
115	Texas State Affordable Housing Corp., Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	124

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
100	Harris County Industrial Development Corp., Deer Park Refining Project, Rev., 4.700%, 05/01/18	106

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Texas — Continued
	Other Revenue — 2.3%
200	La Vernia Higher Education Finance Corp., Lifeschool of Dallas, Series A, Rev., 6.250%, 08/15/21	205
250	Texas Department of Housing & Community Affairs, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/29	274
200	Texas Transportation Commission, First Tier Put, Rev., VAR, 5.000%, 02/15/13	202

		681

	Prerefunded — 0.1%
30	City of Houston, Class A, Rev., AGM, Zero Coupon, 12/01/27 (p)	15

	Utility — 0.6%
60	Harris County Cultural Education Facilities Finance Corp., Teco Project, Series A, Rev., 5.000%, 11/15/15	69
100	SA Energy Acquisition Public Facility Corp., Gas Supply, Rev., 5.250%, 08/01/15	107

		176

	Total Texas	2,100

Utah — 0.2%
	Other Revenue — 0.2%
40	Utah Transit Authority, Series C, Rev., AGM, 5.250%, 06/15/25	47

Virginia — 0.2%
	Other Revenue — 0.2%
50	Sussex County IDA, Atlantic Waste, Rev., VAR, 5.125%, 05/01/14	53

Washington — 2.9%
	General Obligation — 0.5%
220	State of Washington Motor Vehicle Fuel Tax, Series F, GO, AMBAC, Zero Coupon, 12/01/22	140

	Other Revenue — 2.4%
150	Chelan County Public Utility District No.1, Series A, Rev., AMT, 5.500%, 07/01/26	162

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Washington — Continued
300	City of Seattle, Light & Power Imrovement, Series A, Rev., 5.250%, 02/01/33	322
200	Washington State Housing Finance Commission, Non Amount Non Ace, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 04/01/29	211

		695

	Total Washington	835

	Total Municipal Bonds (Cost $22,090)	22,647

Loan Participations & Assignments — 16.1%
Consumer Discretionary — 5.6%
	Auto Components — 0.4%
125	Remy International, Inc., Term Loan B, VAR, 6.250%, 02/16/16	125

	Automobiles — 0.7%
150	Chrysler, Term Loan B, VAR, 6.000%, 05/30/17	149
	Ford Motor Co., Tranche B1 Term Loan,
4	VAR, 2.950%, 12/15/13	4
28	VAR, 2.950%, 12/15/13	28
22	VAR, 2.950%, 12/15/13	22

		203

	Hotels, Restaurants & Leisure — 1.8%
100	CCM Merger, Inc., Term Loan, VAR, 7.000%, 03/01/17	101
100	Citycenter Holdings, LLC, Term Loan, VAR, 7.500%, 01/21/15	101
	Golden Nugget, Inc., Additional Term Advance,

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

18	VAR, 3.200%, 06/30/14	16
6	VAR, 3.200%, 06/30/14	5
6	VAR, 3.200%, 06/30/14	5
6	VAR, 3.200%, 06/30/14	6
	Golden Nugget, Inc., Term Advance,
33	VAR, 3.200%, 06/30/14	29
30	VAR, 3.200%, 06/30/14	27
	Harrah’s Entertainment Operating Co., Inc., Term B-2 Loan,
31	VAR, 3.194%, 01/28/15	29
69	VAR, 3.274%, 01/28/15	64
	Isle of Capri Casinos, Inc., Term Loan B,
143	VAR, 4.750%, 03/24/17	143
7	VAR, 4.750%, 03/24/17	7

		533

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Media — 2.3%
147	Cengage Learning Acquisitions, Term Loan, VAR, 2.440%, 07/03/14	137
15	High Plains Broadcasting Operating Co. LLC, Term Loan, VAR, 9.000%, 09/14/16	15
100	Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 5.250%, 04/11/17	101
	Media General, Inc., Term Loan,
13	VAR, 4.692%, 03/29/13	12
44	VAR, 4.754%, 03/29/13	42
56	Newport Television LLC, Term Loan, VAR, 9.000%, 09/14/16	56
	R.H. Donnelley, Inc., Exit Term Loan,
35	VAR, 9.000%, 10/24/14	26
34	VAR, 9.000%, 10/24/14	25
9	VAR, 9.000%, 10/24/14	7
100	Radio One, 1st Lien Term Loan B, VAR, 7.500%, 03/25/16	102
131	Univision Communications, Inc., Initial Term Loan, VAR, 2.191%, 09/29/14	127

		650

	Specialty Retail — 0.4%
	Claire’s Stores, Term Loan B,
21	VAR, 3.023%, 05/29/14	19
102	VAR, 3.057%, 05/29/14	94
–(h)	VAR, 5.000%, 05/29/14	—	(h)

		113

	Total Consumer Discretionary	1,624

Consumer Staples — 1.2%
	Household Products — 0.9%
	Spectrum Brands, New Term Loan,
44	VAR, 5.000%, 06/01/16	44
9	VAR, 5.000%, 06/01/16	9
44	VAR, 5.000%, 06/01/16	45
150	UCI International, Inc., Term Loan, VAR, 5.500%, 07/26/17	150

		248

	Personal Products — 0.3%
100	NBTY, Inc., Term B-1 Loans, VAR, 4.250%, 10/01/17	99

	Total Consumer Staples	347

Financials — 1.4%
	Capital Markets — 0.1%
25	Pinafore LLC, Term Loan B1, VAR, 4.250%, 09/29/16	25

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Diversified Financial Services — 0.8%
	CIT Group, Inc., Tranche 3 Term Loan,
1	VAR, 6.250%, 08/11/15	1
3	VAR, 6.250%, 08/11/15	3
3	VAR, 6.250%, 08/11/15	3
2	VAR, 6.250%, 08/11/15	3
2	VAR, 6.250%, 08/11/15	3
10	VAR, 6.250%, 08/11/15	10
10	VAR, 6.250%, 08/11/15	10
4	VAR, 6.250%, 08/11/15	4
4	VAR, 6.250%, 08/11/15	4
45	Nexeo Solutions, Term Loan, VAR, 5.000%, 09/08/17	45
	Reynolds Group Holdings, U.S. Term Loan,
32	VAR, 4.250%, 02/09/18	32
62	VAR, 4.250%, 02/09/18	62
55	VAR, 4.250%, 02/09/18	56

		236

	Real Estate Investment Trusts (REITs) — 0.5%
	I-Star, Term Loan A-1,
48	VAR, 5.000%, 06/28/13	48
46	VAR, 5.000%, 06/28/13	45
40	Tishman Speyer Office, Term Loan, 05/04/12 ^	40

		133

	Total Financials	394

Health Care — 1.2%
	Health Care Providers & Services — 0.7%
	Community Health Systems, Inc., Non Extended B-1 Term Loan,
–(h)	VAR, 2.441%, 07/25/14	—	(h)
55	VAR, 2.504%, 07/25/14	53

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

		Community Health Systems, Inc., Non Extended Delay Draw,
–	(h)	VAR, 2.441%, 07/25/14	—	(h)
3		VAR, 2.504%, 07/25/14	3
33		Inventive Health, Term B-1 Loan, VAR, 4.750%, 08/04/16	33
99		Vanguard Health Systems, Term Loan B, VAR, 5.000%, 01/29/16	99

			188

		Pharmaceuticals — 0.5%
		Axcan Intermediate Holdings, Inc., Term Loan,
135		VAR, 5.500%, 02/11/17	134
15		VAR, 5.500%, 02/11/17	15

			149

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)
		Pharmaceuticals— Continued
		Total Health Care	337

Industrials — 2.0%
		Airlines — 0.2%
50		Delta Air Lines, Inc., Term Loan, VAR, 4.250%, 03/05/16	49

		Building Products — 0.1%
4		Jacuzzi Brands, Inc., 1st Lien Synthetic Credit Facility, VAR, 0.207%, 02/07/14	3
		Jacuzzi Brands, Inc., 1st Lien Term Loan B,
–	(h)	VAR, 2.492%, 02/07/14	—	(h)
45		VAR, 2.523%, 02/07/14	39

			42

		Commercial Services & Supplies — 0.3%
		Clarke American Corp., Term Loan B,
18		VAR, 2.691%, 06/30/14	16
13		VAR, 2.691%, 06/30/14	12
11		VAR, 2.807%, 06/30/14	10
28		VAR, 2.807%, 06/30/14	26
18		VAR, 2.807%, 06/30/14	17

			81

		Electrical Equipment — 0.4%
4		Electrical Components International, Inc., Synthetic Revolving Loan Commitment, VAR, 1.400%, 02/04/16	4
70		Electrical Components International, Inc., Term Loan, VAR, 6.750%, 02/04/17	70
		Generac Power Systems, Term Loan,
6		VAR, 2.691%, 11/10/13	6
35		VAR, 2.805%, 11/10/13	35

			115

		Machinery — 0.9%
125		Milacron Holdings, Term Loan, VAR, 7.500%, 04/20/17	124
150		Xerium Technologies, Inc, Initial U.S. Term Loan, VAR, 5.500%, 05/24/17	151

			275

		Trading Companies & Distributors — 0.1%
30		Univar, Inc., Term Loan B, VAR, 5.000%, 06/30/17	30

		Total Industrials	592

Information Technology — 2.1%
		Communications Equipment — 0.8%
49		Avaya, Inc., Term Loan B1, VAR, 3.005%, 10/26/14	48

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)
		Communications Equipment— Continued
99		Avaya, Inc., Term Loan B3 Extending Tranche, VAR, 4.755%, 10/27/17	96
100		CPI International, Inc., Term Loan, VAR, 5.000%, 02/27/17	100

			244

		Electronic Equipment, Instruments & Components — 0.4%
115		CDW Corp., Non Extended B-1 Term Loan, VAR, 3.948%, 10/10/14	115

		Internet Software & Services — 0.5%
150		Softlayer Technologies, Term Loan, VAR, 7.250%, 11/09/16	150

		IT Services — 0.1%
22		First Data Corp., Initial Tranche B-3, VAR, 2.945%, 09/24/14	20

		Semiconductors & Semiconductor Equipment — 0.3%
78		Freescale Semiconductor, Inc., Extended Maturity Term Loan, VAR, 4.461%, 12/01/16	77

		Total Information Technology	606

Materials — 1.8%
		Chemicals — 0.8%
35		BOC Edwards, Extended Term Loan, VAR, 5.500%, 05/31/16	35
100		BOC Edwards, New Term Loan, VAR, 5.500%, 05/31/16	100
		Styron, 1st Lien Term Loan,
–	(h)	VAR, 6.000%, 08/02/17	—	(h)

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

100	VAR, 6.000%, 08/02/17	100

		235

	Containers & Packaging — 0.5%
148	Intelligrated Inc., Term Loan, VAR, 7.500%, 02/18/17	147

	Paper & Forest Products — 0.5%
125	Ainsworth Lumber Ltd., Term Loan B, VAR, 5.250%, 06/26/14	125

	Total Materials	507

Telecommunication Services — 0.3%
	Wireless Telecommunication Services — 0.3%
100	Syniverse Holdings, Inc., Term Loan B, VAR, 5.250%, 12/22/17	101

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Utilities — 0.5%
	Independent Power Producers & Energy Traders — 0.5%
44	NRG Energy, Inc. (Opco), Credit-Linked Deposit Letter of Credit, VAR, 2.057%, 02/01/13	44
	NRG Energy, Inc. (Opco), Term Loan B,
34	VAR, 2.057%, 02/01/13	34
3	VAR, 2.057%, 02/01/13	3
	Texas Competitive Electric Holdings Co. LLC, Extended-Term Loan,
23	VAR, 4.706%, 10/10/17	18
24	VAR, 4.768%, 10/10/17	19
47	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 3.706%, 10/10/14	40

	Total Utilities	158

	Total Loan Participations & Assignments (Cost $4,581)	4,666

SHARES
Short-Term Investment — 7.2%
	Investment Company — 7.2%
2,079	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $2,079)	2,079

	Total Investments —102.0% (Cost $28,999)	29,591
	Liabilities in Excess of Other Assets — (2.0)%	(562)

	NET ASSETS — 100.0%	$29,029

Percentages indicated are based on net assets.

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.*
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
IDA	—	Industrial Development Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2011.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Defaulted Security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $241,000 which amounts to 0.8% of total investments.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of May 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	When-issued security.
^	Unsettled security, coupon rate is undetermined at May 31, 2011
*	Filed for bankruptcy on November 8, 2010.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$810
Aggregate gross unrealized depreciation	(218)

Net unrealized appreciation/depreciation	$592

Federal income tax cost of investments	$28,999

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Consumer Discretionary	$—	$97	$—	$97
Materials	—	102	—	102

Total Corporate Bonds	—	199	—	199

Municipal Bonds
Alaska
Other Revenue	—	153	—	153
Arizona
Education	—	376	—	376
Other Revenue	—	421	—	421
Water & Sewer	—	615	—	615

Total Arizona	—	1,412	—	1,412

Arkansas
Housing	—	174	—	174
Special Tax	—	168	—	168

Total Arkansas	—	342	—	342

California
General Obligation	—	108	—	108
Hospital	—	104	—	104
Housing	—	50	—	50
Other Revenue	—	184	—	184
Prerefunded	—	472	—	472

Total California	—	918	—	918

Colorado
General Obligation	—	90	—	90
Housing	—	108	—	108
Transportation	—	81	—	81

Total Colorado	—	279	—	279

Connecticut
Other Revenue	—	219	—	219
Delaware
Housing	—	86	—	86
District of Columbia
Other Revenue	—	421	—	421
Florida
Housing	—	217	—	217
Other Revenue	—	1,699	—	1,699

Total Florida	—	1,916	—	1,916

Georgia
Other Revenue	—	580	—	580
Utility	—	106	—	106

Total Georgia	—	686	—	686

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Guam
Other Revenue	—	189	—	189
Hawaii
General Obligation	—	111	—	111
Illinois
Education	—	108	—	108
General Obligation	—	355	—	355
Other Revenue	—	311	—	311
Transportation	—	279	—	279

Total Illinois	—	1,053	—	1,053

Indiana
General Obligation	—	107	—	107
Other Revenue	—	536	—	536

Total Indiana	—	643	—	643

Iowa
Housing	—	102	—	102
Kansas
Hospital	—	231	—	231
Housing	—	75	—	75

Total Kansas	—	306	—	306

Kentucky
Housing	—	103	—	103
Louisiana
Housing	—	27	—	27
Other Revenue	—	81	—	81
Transportation	—	108	—	108

Total Louisiana	—	216	—	216

Maryland
Transportation	—	97	—	97
Massachusetts
Education	—	488	—	488
Industrial Development
Revenue/Pollution Control
Revenue	—	149	—	149
Transportation	—	359	—	359
Water & Sewer	—	112	—	112

Total Massachusetts	—	1,108	—	1,108

Michigan
General Obligation	—	46	—	46
Other Revenue	—	362	—	362

Total Michigan	—	408	—	408

Minnesota
General Obligation	—	126	—	126
Hospital	—	197	—	197
Other Revenue	—	319	206	525

Total Minnesota	—	642	206	848

Mississippi
Other Revenue	—	265	—	265
Missouri
General Obligation	—	274	—	274
Housing	—	67	—	67
Other Revenue	—	258	—	258
Transportation	—	436	—	436

Total Missouri	—	1,035	—	1,035

Montana
Housing	—	184	—	184
Other Revenue	—	315	—	315

Total Montana	—	499	—	499

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
New Hampshire
Other Revenue	—	686	—	686
New Jersey
Other Revenue	—	194	—	194
Special Tax	—	319	—	319

Total New Jersey	—	513	—	513

New Mexico
Housing	—	28	—	28
Other Revenue	—	456	—	456

Total New Mexico	—	484	—	484

New York
Education	—	224	—	224
Hospital	—	195	—	195
Other Revenue	—	587	—	587

Total New York	—	1,006	—	1,006

North Carolina
Education	—	143	—	143
Housing	—	236	—	236
Utility	—	79	—	79

Total North Carolina	—	458	—	458

Ohio
General Obligation	—	165	—	165
Hospital	—	—	35	35
Housing	—	179	—	179
Industrial Development
Revenue/Pollution Control
Revenue	—	81	—	81
Other Revenue	—	722	—	722

Total Ohio	—	1,147	35	1,182

Oklahoma
Other Revenue	—	239	—	239
Oregon
Education	—	78	—	78
General Obligation	—	316	—	316
Other Revenue	—	90	—	90

Total Oregon	—	484	—	484

Pennsylvania
Education	—	72	—	72
Other Revenue	—	651	—	651
Resource Recovery	—	141	—	141

Total Pennsylvania	—	864	—	864

Tennessee
Other Revenue	—	281	—	281
Texas
Education	—	97	—	97
General Obligation	—	707	—	707
Hospital	—	194	—	194
Housing	—	124	—	124
Industrial Development
Revenue/Pollution Control
Revenue	—	106	—	106
Other Revenue	—	681	—	681
Prerefunded	—	15	—	15
Utility	—	176	—	176

Total Texas	—	2,100	—	2,100

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Utah
Other Revenue	—	47		—	47
Virginia
Other Revenue	—	53		—	53
Washington
General Obligation	—	140		—	140
Other Revenue	—	695		—	695

Total Washington	—	835		—	835

Total Municipal Bonds	—	22,406		241	22,647

Loan Participations & Assignments
Consumer Discretionary	—	1,624		—	1,624
Consumer Staples	—	347		—	347
Financials	—	394		—	394
Health Care	—	337		—	337
Industrials	—	592		—	592
Information Technology	—	606		—	606
Materials	—	507		—	507
Telecommunication Services	—	101		—	101
Utilities	—	158		—	158

Total Loan Participations & Assignments	—	4,666		—	4,666

Short-Term Investment
Investment Company	2,079	—		—	2,079

Total Investments in Securities	$2,079	$27,271		$241	$29,591

Appreciation in Other Financial Instruments
Unfunded Commitment	—	—	(a)	—	—	(a)

(a)	Amount rounds to less than $1,000.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2011.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 2/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/11
Investments in Securities
Municipal Bonds
Minnesota — Other Revenue	$—	$—	$3	$—	(a)	$203	$—	$—	$—	$206
Ohio — Hospital	33	—	2	—	(a)	—	—	—	—	35

Total	$33	$—	$5	$—	(a)	$203	$—	$—	$—	$241

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

(a)	Amount rounds to less than $1,000.

Transfers into, or out of, Level 3 are valued using values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2011, which were valued using significant unobservable inputs (Level 3) amounted to approximately $5,000.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Daily Demand Notes — 38.1%
Alabama — 1.3%
700	Mobile County IDA, PCR, Exxon-Mobil Project, Rev., VRDO, 0.090%, 06/01/11	700

Alaska — 2.9%
1,500	City of Valdez, Marine Term, Exxon Pipeline Co. Project, Rev., VRDO, 0.100%, 06/01/11	1,500

California — 3.6%
300	California Infrastructure & Economic Development Bank, The J. Paul Getty Trust, Series B, Rev., VRDO, 0.090%, 06/01/11 (m)	300
600	Irvine Ranch Water District, Improvement District No.84, Series A, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.090%, 06/01/11	600
100	Metropolitan Water District of Southern California, Series C-2, Rev., VRDO, 0.100%, 06/01/11	100
900	State of California, Kindergarten, Series A-5, GO, VRDO, LOC: Citibank N.A., 0.120%, 06/01/11 (m)	900

Delaware — 1.7%
900	University of Delaware, Series B, Rev., VRDO, 0.120%, 06/01/11	900

District of Columbia — 3.1%
1,650	District of Columbia, The American University, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 06/01/11 (m)	1,650

Kentucky — 1.4%
750	City of Berea Education Facilities, Berea College Project, Series B, Rev., VRDO, 0.110%, 06/01/11 (m)	750

Massachusetts — 4.1%
1,950	Massachusetts Health & Educational Facilities Authority, Capital Asset Program, Series E, Rev., VRDO, LOC: Fleet National Bank, 0.120%, 06/01/11	1,950
200	Massachusetts Water Resources Authority, Multimodal, Subseries D, Rev., VRDO, LOC: Landesbank Baden- Wuerttemberg, 0.110%, 06/01/11	200

Michigan — 1.0%
500	University of Michigan, Hospital, Series A, Rev., VRDO, 0.100%, 06/01/11	500

Mississippi — 3.0%
1,600	Mississippi Business Finance Corp., Chevron USA, Inc. Project, Series F, Rev., VRDO, 0.100%, 06/01/11	1,600

Missouri — 4.4%
1,900	Curators of the University of Missouri, System Facilities Revenue, Series B, Rev., VRDO, 0.100%, 06/01/11 (m)	1,900
400	Missouri State Health & Educational Facilities Authority, Washington University, Series B, Rev., VRDO, 0.100%, 06/01/11	400

New York — 2.6%
450	New York City Municipal Water Finance Authority, 2nd Generation Resolution, Fiscal 2008, Series BB-1, Rev., VRDO, 0.100%, 06/01/11	450
330	New York City Municipal Water Finance Authority, Water & Sewer Systems, 2nd Generation Resolution, Fiscal 2008, Series BB-3, Rev., VRDO, 0.120%, 06/01/11	330
200	New York City Transitional Finance Authority, New York City Recovery, Series 3, Subseries 3-B, Rev., VRDO, 0.090%, 06/01/11	200
400	New York City Trust for Cultural Resources, American Museum of Natural History, Series A1, Rev., VRDO, 0.130%, 06/01/11	400

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Ohio — 0.9%
250	Allen County, Catholic Healthcare, Series C, Rev., VRDO, LOC: Bank of Nova Scotia, 0.100%, 06/01/11 (m)	250
200	Ohio State Water Development Authority, Pollution Control, FirstEnergy Generation Corp. Project, Series A, Rev., VRDO, LOC: UBS AG, 0.100%, 06/01/11	200

Rhode Island — 1.2%
650	Rhode Island Industrial Facilities Corp., ExxonMobil Project, Rev., VRDO, 0.090%, 06/01/11	650

Texas — 3.9%
170	Harris County Health Facilities Development Corp., Baylor College Medical, Series A1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.140%, 06/01/11	170
1,600	Houston Higher Education Finance Corp., Rice University Project, Series A, Rev., VRDO, 0.100%, 06/01/11	1,600
265	Lubbock Health Facilities Development Corp., St. Joseph Health Systems, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 0.110%, 06/01/11	265

Utah — 1.3%
700	Utah Transit Authority, Sales Tax Revenue, Subseries B, Rev., VRDO, LOC: BNP Paribas, 0.100%, 06/01/11	700

Virginia — 1.7%
900	Virginia Small Business Financing Authority, Virginia State University Real Estate, Rev., VRDO, LOC: Bank of America N.A., 0.160%, 06/01/11	900

	Total Daily Demand Notes (Cost $20,065)	20,065

Municipal Bonds — 42.5% (t)
Alaska — 0.9%
	General Obligation — 0.6%
250	Borough of North Slope, Series A, GO, 5.500%, 06/30/18	302

	Other Revenue — 0.3%
140	Alaska Housing Finance Corp., State Capital Project, Series A, Rev., 5.000%, 12/01/16 (m)	161

	Total Alaska	463

Arizona — 3.3%
	General Obligation — 0.7%
300	City of Scottsdale, GO, 5.000%, 07/01/21	358

	Other Revenue — 2.6%
225	Arizona Transportation Board, Excise Maricopa County Regional Area Road Fund, Rev., 5.000%, 07/01/24 (m)	250
105	City of Glendale, Street & Highway User, Rev., NATL-RE, 4.000%, 07/01/15	116
200	Maricopa County IDA, Waste Management Inc. Project, Rev., 1.000%, 06/02/14	200
500	Phoenix Civic Improvement Corp., Senior Lien, Series C, Rev., 5.000%, 07/01/23 (w)	568
200	Pima County, Sewer System, Series A, Rev., 5.000%, 07/01/14	220

		1,354

	Total Arizona	1,712

California — 2.5%
	General Obligation — 2.5%
500	Foothill-De Anza Community College District, Series C, GO, 5.000%, 08/01/40 (w)	511
250	Rincon Valley Union Elementary School District, Election 2004, GO, NATL- RE, 5.500%, 06/01/29	263
500	Tustin Unified School District, School Number 2008-1-2008 Election, Series B, GO, 6.000%, 08/01/36 (w)	544

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Total California	1,318

Colorado — 0.2%
	Other Revenue — 0.2%
100	Colorado Health Facilities Authority, Catholic Health, Series A, Rev., 5.000%, 07/01/16 (m)	114

Connecticut — 0.9%
	Other Revenue — 0.9%
150	Connecticut State Development Authority, Connecticut Light & Power, Rev., 1.250%, 05/01/31	150
300	State of Connecticut, Revolving Fund, Series A, Rev., 5.000%, 01/01/23 (m)	350

	Total Connecticut	500

District of Columbia — 0.9%
	Other Revenue — 0.9%
120	District Columbia, Ballpark, Series B-1, Rev., NATL- RE, FGIC, 5.000%, 02/01/18 (m)	127
	Metropolitan Washington Airports Authority,
150	Series A, Rev., AMT, AGM-CR, AMBAC, 5.000%, 10/01/18	164
150	Series C, Rev., 5.000%, 10/01/19	172

	Total District of Columbia	463

Florida — 4.1%
	General Obligation — 0.5%
120	City of Port St. Lucie, Master Lease/Municipal Complex, COP, GO, AGC, 6.000%, 09/01/17	137
100	State of Florida, Board Education Lottery, Series 2006C, GO, 5.000%, 06/01/17 (m)	117

		254

	Other Revenue — 3.6%
200	Florida Housing Finance Corp., Series 1, Rev., 5.000%, 07/01/41 (m)	211
300	Florida Ports Financing Commission, State Transportation Trust Fund, Series B, Rev., AMT, 5.000%, 06/01/16 (m)	330
300	Hillsborough County Port District, Tampa Port Authority Project, Series A, Rev., NATL-RE, 5.750%, 06/01/19	312
500	Pasco County, Solid Waste Disposal & Resource, Rev., AMT, 5.000%, 10/01/20 (w)	521
250	South Miami Health Facilities Authority, Baptist Health South Florida Group, Rev., 5.000%, 08/15/13	270
270	State of Florida, Board Education Lottery, Series E, Rev., 4.000%, 07/01/12	281

		1,925

	Total Florida	2,179

Georgia — 0.2%
	Other Revenue — 0.2%
100	Georgia Housing & Finance Authority, Non Amount, Non Ace-Single Family, Rev., 5.000%, 06/01/29	109

Illinois — 1.0%
	General Obligation — 0.6%
285	McHenry County Community Unit School District No.200 Woodstock, School Building, Series A, GO, NATL-RE, FGIC, 5.250%, 01/15/22	307

	Other Revenue — 0.4%
200	Railsplitter Tobacco Settlement Authority, Rev., 5.250%, 06/01/21	201

	Total Illinois	508

Indiana — 0.8%
	Other Revenue — 0.8%
150	City of Whiting, BP Production North America, Inc., Rev., 2.800%, 06/02/14	150
250	Indianapolis Local Public Improvement Bond Bank, Series D, Rev., 5.000%, 06/01/18	284

	Total Indiana	434

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Kentucky — 0.6%
	Other Revenue — 0.6%
300	Kentucky Housing Corp., Series A, Rev., 5.000%, 01/01/28	327

Michigan — 1.0%
	Other Revenue — 1.0%
250	Michigan State Hospital Finance Authority, Ascension Health Credit Group, Rev., 2.000%, 08/01/14	255
250	Michigan Strategic Fund, Waste Management Inc. Project, Rev., 3.200%, 08/01/13	255

	Total Michigan	510

Minnesota — 0.6%
	Other Revenue — 0.6%
300	Minnesota Housing Finance Agency, Non Amount, Non Ace Mortgage-Backed, Rev., GNMA/FNMA COLL, 4.500%, 01/01/31	323

Missouri — 1.2%
	General Obligation — 0.8%
350	City of Kansas, Improvement, Series A, GO, 5.000%, 02/01/23	405

	Other Revenue — 0.4%
200	Missouri Housing Development Commission, Single Family Mortgage, Series E-3, Rev., GNMA/FNMA/FHLMC COLL, 4.625%, 05/01/28	218

	Total Missouri	623

Montana — 1.0%
	Housing — 0.7%
355	Montana Board of Housing, Single Family Mortgage, Series B, Rev., 5.500%, 12/01/37	364

	Other Revenue — 0.3%
150	Montana Facility Finance Authority, Hospital Benefis Healthcare System, Rev., AGC, 5.000%, 01/01/13	158

	Total Montana	522

	Other Revenue — 0.7%
325	Nebraska Public Power District, Series A, Rev., 5.000%, 01/01/16	373

New Hampshire — 0.6%
	Other Revenue — 0.6%
300	New Hampshire Housing Finance Authority, Single Family Mortgage, Acquisition, Series A, Rev., 5.250%, 07/01/28	323

New Jersey — 0.4%
	Education — 0.4%
200	New Jersey EDA, School Facilities Construction, Rev., VAR, AGM, 5.000%, 09/01/14	216

New Mexico — 0.6%
	Other Revenue — 0.6%
100	New Mexico Finance Authority, State Transportation, Senior Lien, Rev., 5.000%, 06/15/24	113
200	New Mexico Mortgage Finance Authority, Single Family Mortgage, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 09/01/30	221

	Total New Mexico	334

New York — 5.3%
	General Obligation — 0.2%
100	Westchester County, Series B, GO, 4.125%, 11/15/14	112

	Other Revenue — 4.1%
300	Erie County Industrial Development Agency (The), School District Buffalo Project, Series A, Rev., 5.000%, 05/01/17 (w)	344
	Metropolitan Transportation Authority,
125	Series A, Rev., AGM, 5.250%, 11/15/24	130
500	Subseries B-1, Rev., 5.000%, 11/15/23	559
100	New York City Transitional Finance Authority, Series S- 2, Rev., AGM, 5.000%, 01/15/18	112

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
New York — Continued
500	New York State Thruway Authority, Highway & Bridge, 5.000%, 04/01/21	541
150	Port Authority of New York & New Jersey, CONS, 124th Series, Rev., AGM-CR, 5.000%, 08/01/23	150
300	Tobacco Settlement Financing Corp., Asset- Backed, Series A-1, Rev., 5.500%, 06/01/19	320

		2,156

	Short Term Note — 1.0%
500	Suffolk County, GO, TAN, 2.000%, 09/13/11	502

	Total New York	2,770

North Carolina — 0.3%
	Housing — 0.3%
170	North Carolina Housing Finance Agency, Series 30- A, Rev., AMT, 5.500%, 01/01/39	174

Ohio — 2.4%
	Other Revenue — 2.4%
200	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21 (m)	216
200	Hancock County, Hospital Revenue Facilities, Blanchard Valley Regional Health, Rev., 4.000%, 12/01/16	208
	Ohio Housing Finance Agency, Single Family Mortgage,
300	Series 1, Rev., 5.000%, 11/01/28	326
250	Series 1, Rev., GNMA/FNMA COLL, 4.800%, 11/01/28 (w)	271
220	The Ohio State University, Series A, Rev., 4.000%, 12/01/11	224

	Total Ohio	1,245

Oklahoma — 0.6%
	Other Revenue — 0.6%
300	Oklahoma Housing Finance Agency, Single Homeownership Loan Program, Series A, Rev., GNMA COLL, 4.750%, 03/01/28	329

Oregon — 1.0%
	Education — 1.0%
500	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, GO, NATL-RE, 4.000%, 06/15/11	500

Pennsylvania — 1.4%
	Other Revenue — 1.4%
260	Allegheny County Higher Education Building Authority, Duquesne University, Series A, Rev., 5.000%, 03/01/22 (m)	283
400	Pennsylvania Housing Finance Agency, Non Amount, Non Ace, Series 112, Rev., 5.000%, 04/01/28	434

	Total Pennsylvania	717

Puerto Rico — 0.4%
	Other Revenue — 0.2%
125	Puerto Rico Highway & Transportation Authority, Series CC, Rev., 5.000%, 07/01/16	133

	Special Tax — 0.2%
75	Puerto Rico Highway & Transportation Authority, Series W, Rev., NATL-RE- IBC, 5.500%, 07/01/15	81

	Total Puerto Rico	214

Tennessee — 1.6%
	General Obligation — 0.5%
250	Tennessee Housing Development Agency, Home Ownership Program, Series 1C, Rev., 3.750%, 01/01/25	250

	Other Revenue — 1.1%
300	Memphis-Shelby County Airport Authority, Series A- 1, Rev., AMT, 5.750%, 07/01/20	337
250	Tennessee Housing Development Agency, Housing Finance Program, Series A, Rev., 4.500%, 01/01/28	267

	Total Tennessee	854

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
Texas — 2.6%
	General Obligation — 1.5%
170	City of Beaumont, GO, 5.000%, 03/01/19 (m)	197
200	Harris County, Toll Road, Subordinated Lien, GO, NATL-RE, FGIC, 6.000%, 08/01/11	202
365	Northside Independent School District, Series A, GO, VAR, PSF-GTD, 1.350%, 06/01/14	365

		764

	Other Revenue — 0.7%
350	Matagorda County Navigation District No.1, Central Company Project, Rev., VAR, 1.000%, 06/01/12	350

	Prerefunded — 0.4%
200	Dallas Texas, Improvement, GO, 5.000%, 02/15/17 (p) (m)	237

	Total Texas	1,351

Virginia — 0.4%
	Other Revenue — 0.4%
200	Louisa IDA, Electric & Power Company Project, Series A, Rev., 2.500%, 04/01/14	204

Washington — 4.8%
	Agency and Floating CMOs — 3.8%
2,000	Washington State Housing Finance Commission, Rockwood Retirement Program, 0.170%, 01/01/30	2,000

	General Obligation — 0.3%
120	State of Washington, Series C, GO, 5.500%, 07/01/23	145

	Other Revenue — 0.7%
350	Chelan County Public Utility District No.1, Series A, Rev., AMT, 5.500%, 07/01/26 (m)	378

	Total Washington	2,523

Wisconsin — 0.2%
	General Obligation — 0.2%
100	State of Wisconsin, Series A, GO, 5.000%, 05/01/17	118

	Total Municipal Bonds
	(Cost $22,037)	22,350

Weekly Demand Notes — 20.2%
	District of Columbia — 0.7%
400	Metropolitan Washington Airports Authority, Subseries A-1, Rev., VRDO, 0.200%, 06/07/11	400

Massachusetts — 1.9%
1,000	University of Massachusetts Building Authority, Senior Community Guaranteed, Series 4, Rev., VRDO, 0.160%, 06/07/11	1,000

Michigan — 1.6%
850	Michigan State Housing Development Authority, Multi-Family Housing, Courtyards of Taylor, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 06/07/11	850

Missouri — 2.3%
1,200	St. Charles County Public Water District No.2, Series A, COP, VRDO, LOC: Bank of America N.A., 0.190%, 06/07/11	1,200

New York — 2.1%
1,100	New York State Dormitory Authority, Series ROCS RR II R-11479, Rev., VRDO, LIQ: Citibank N.A., 0.190%, 06/07/11	1,100

North Carolina — 2.3%
1,200	North Carolina Medical Care Commission, Duke University Health System, Series A, Rev., VRDO, 0.160%, 06/07/11	1,200

Ohio — 3.6%
1,000	Franklin County, U.S. Health Corp., Improvement, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.150%, 06/07/11 (m)	1,000
900	The Ohio State University, Series B, Rev., VRDO, 0.120%, 06/07/11	900

Tennessee — 1.9%
1,000	BB&T Municipal Trust, Series 29, Rev., VRDO, LIQ: Branch Banking & Trust, 0.190%, 06/07/11 (m)	1,000

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Texas — 2.3%
1,200	Tarrant County Housing Finance Corp., Multifamily Housing, Gateway Appartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/11	1,200

Virginia — 1.5%
800	Loudoun County IDA, Howard Hughes Medical, Series F, Rev., VRDO, 0.140%, 06/07/11	800

	Total Weekly Demand Notes (Cost $10,650)	10,650

SHARES
Short-Term Investment — 0.1%
	Investment Company — 0.1%
42	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $42)	42

	Total Investments — 100.9% (Cost $52,794)	53,107
	Liabilities in Excess of Other Assets — (0.9)%	(467)

	NET ASSETS — 100.0% $	$52,640

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.*
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
CONS	—	Consolidated Bonds
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
NATL	—	Insured by National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
ROCS	—	Reset Option Certificates
TAN	—	Tax Anticipation Note
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2011.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2011.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of May 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(p)	Security is prerefunded or escrowed to maturity.
(r)	Rates shown are per annum and payments are as described.
(t)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	When-issued security.
*	Filed for bankruptcy on November 8, 2010.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$316
Aggregate gross unrealized depreciation	(3)

Net unrealized appreciation/depreciation	$313

Federal income tax cost of investments	$52,794

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$42	$53,065	$—	$53,107
Appreciation in Other Financial Instruments
Swaps	$—	$75	$—	$75
Depreciation in Other Financial Instruments
Swaps	$—	$(97)	$—	$(97)

There were no transfers between Levels 1 and 2 during the period ended May 31, 2011.

# All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investment of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
Gannett Co., Inc., 6.375%, 04/01/12	5.000% quarterly	6/20/2016	3.090%	$150	$(14)	$(15)
Gannett Co., Inc., 6.375%, 04/01/12	5.000% quarterly	6/20/2016	3.090	50	(5)	(5)
Barclays Bank plc:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	6/20/2016	1.499	200	4	4
Bundesrepublik Deutschland, 6.000%, 06/20/16	0.250% quarterly	6/20/2016	0.394	380	2	2
Darden Restaurants, Inc., 6.000%, 08/15/35	1.000% quarterly	6/20/2016	1.112	200	1	1
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	6/20/2013	12.910	50	7	3
Kroger Co. (The), 6.150%, 01/15/20	1.000% quarterly	6/20/2016	0.755	350	(5)	(3)
BNP Paribas:
Computer Sciences Corp., 6.500%, 03/15/18	1.000% quarterly	6/20/2016	1.573	200	5	4
Gannett Co., Inc., 6.375%, 04/01/12	5.000% quarterly	6/20/2016	3.090	50	(5)	(5)
Deutsche Bank AG, New York:
AutoZone, Inc., 5.500%, 11/15/15	1.000% quarterly	6/20/2016	0.709	200	(3)	(3)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	6/20/2016	12.809	50	12	11
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	6/20/2016	12.809	50	12	11
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	6/20/2016	12.809	60	14	13
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	6/20/2012	9.348	50	2	1
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	6/20/2012	9.348	50	2	1
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	6/20/2013	12.910	50	7	5
V.F. Corp., 5.950%, 11/01/17	1.000% quarterly	6/20/2016	0.739	200	(3)	(3)
Morgan Stanley Capital Services:
Limited Brands, Inc., 6.900%, 07/15/17	1.000% quarterly	6/20/2016	1.641	200	6	6
Union Bank of Switzerland AG:
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	6/20/2016	12.8094	50	12	11

					$51	$39

Credit Default Swaps - Sell Protection [2] Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000% quarterly	6/20/2013	6.886	180	$(5)	$(5)
Gannett Co., Inc., 6.375%, 04/01/12	5.000% quarterly	6/20/2014	1.849	50	5	5
Gannett Co., Inc., 6.375%, 04/01/12	5.000% quarterly	6/20/2014	1.849	150	15	16
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	6/20/2014	14.418	50	(11)	(10)
Knight Ridder, Inc., 5.750%, 09/01/17	5.000% quarterly	6/20/2014	7.180	220	(10)	(2)
Knight Ridder, Inc., 5.750%, 09/01/17	5.000% quarterly	6/20/2014	7.180	60	(3)	—
Level 3 Communications, Inc., 3.500%, 06/15/12	5.000% quarterly	3/20/2014	3.751	100	4	(1)
Liz Claiborne, Inc., 5.000%, 07/08/13	5.000% quarterly	3/20/2014	5.558	200	(1)	—
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	6/20/2013	4.812	170	2	—
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 10.250%, 11/01/15	5.000% quarterly	6/20/2011	6.664	250	2	(9)
Barclays Bank plc:
Amkor Technology, Inc., 9.250%, 06/01/16	5.000% quarterly	6/20/2016	4.103	40	2	2
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	6/20/2016	4.128	290	14	20
ConAgra Foods, Inc., 7.000%, 10/01/28	1.000% quarterly	6/20/2016	1.033	200	—	(1)
Dixons Retail plc, 8.750%, 08/03/15	5.000% quarterly	6/20/2012	4.408	280 EUR	6	(11)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	6/20/2013	11.003	100	(10)	(11)
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 04/01/17	1.000% quarterly	6/20/2016	1.171	200	(1)	(1)
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	6/20/2014	14.418	50	(11)	(7)
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	6/20/2014	14.418	50	(11)	(8)
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	3/20/2014	14.146	400	(79)	(41)
Safeway, Inc., 7.250%, 02/01/31	1.000% quarterly	6/20/2016	0.961	350	2	(2)

Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 10.250%, 11/01/15	5.000% quarterly	6/20/2012	7.414	50	(1)	(3)
BNP Paribas:
Gannett Co., Inc., 6.375%, 04/01/12	5.000% quarterly	6/20/2014	1.849	50	5	5
Levi Strauss & Co., 8.875%, 04/01/16	5.000% quarterly	6/20/2016	5.016	40	—	1
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	3/20/2014	7.279	400	(19)	(20)
Deutsche Bank AG, New York:
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	6/20/2014	5.279	310	1	(1)
Cooper Tire & Rubber Co., 7.625%, 03/15/27	5.000% quarterly	6/20/2016	3.085	100	10	11
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	6/20/2014	11.975	60	(9)	(8)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	6/20/2014	11.975	55	(8)	(8)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	6/20/2014	11.975	50	(8)	(7)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	6/20/2013	11.003	50	(5)	(4)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	6/20/2013	11.003	50	(5)	(4)
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	6/20/2014	14.418	50	(11)	(9)
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	6/20/2013	12.910	50	(7)	(6)
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	6/20/2013	12.910	50	(7)	(7)
K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	6/20/2013	12.910	50	(7)	(7)
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	6/20/2013	5.993	50	—	(1)
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	3/20/2016	6.399	200	(9)	(8)
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 10.250%, 11/01/15	5.000% quarterly	6/20/2012	7.414	100	(1)	(2)
Morgan Stanley Capital Services:
Caesars Entertainment Operating Co., Inc., 5.375%, 12/15/13	5.000% quarterly	3/20/2013	5.727	290	(1)	(5)
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	9/20/2014	6.661	400	(16)	(15)
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000% quarterly	6/20/2013	6.886	60	(2)	(1)
Dynegy Holdings, Inc., 8.375%, 05/01/16	5.000% quarterly	6/20/2013	6.886	40	(1)	(1)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	3/20/2014	11.799	100	(14)	(10)
Macy’s Retail Holdings, Inc., 7.450%, 07/15/17	1.000% quarterly	6/20/2016	0.956	200	1	(3)
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	3/20/2016	6.399	150	(7)	(13)
Royal Bank of Scotland:
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	3/20/2014	11.799	250	(35)	(21)
Union Bank of Switzerland AG:
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	6/20/2014	11.975	60	(9)	(8)

					$(255)	$(221)

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay an upfront premium to the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection would offset potential amounts paid at a credit event for protection sold.

Interest Rate Swaps

	RATE TYPE (r)					UPFRONT
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE	PREMIUMS (PAID)/RECEIVED [1]
Bank of America	2.240% semi-annually	3 month LIBOR quarterly	3/23/2016	$590	$(13)	$—
Bank of America	3 month LIBOR quarterly	4.200% semi-annually	3/23/2041	160	8	—

					$(5)	$—

[1]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Municipal Bonds — 91.1%
Alabama — 1.4%
13,000	Columbia Industrial Development Board, Alabama Power Co., Project, Rev., VRDO, 0.140%, 06/01/11	13,000
24,600	Series C, Rev., VRDO, 0.140%, 06/01/11	24,600
9,695	Eclipse Funding Trust, Solar Eclipse, Series 2007-0108, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	9,695
30,470	Eclipse Funding Trust, Solar Eclipse, Mobile, Series 2006-0109, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 06/07/11	30,470
131,698	Lower Alabama Gas District, Series A, Rev., VRDO, LIQ: Societe Generale, 0.200%, 06/07/11	131,698
22,965	Mobile Industrial Development Board, Dock & Wharf, Holnam, Inc. Project, Series A, Rev., VRDO, LOC: Bayerische Landesbank, 0.200%, 06/07/11	22,965
7,000	Puttable Floating Option Tax-Exempt Receipts, Series PT-4680, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.280%, 06/07/11 (e)	7,000
20,940	Southeast Alabama Gas District, Supply Project, Series A, Rev., VRDO, 0.170%, 06/01/11	20,940
30,000	University of Alabama, Birmingham Project, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 06/07/11	30,000

		290,368

Alaska — 0.8%
10,935	Alaska Housing Finance Corp., Series 1407, Rev., VRDO, GNMA/FNMA, 0.320%, 06/07/11	10,935
65,000	Series A, Rev., VRDO, 0.170%, 06/07/11	65,000
55,000	Series D, Rev., VRDO, 0.160%, 06/07/11	55,000
10,400	City of Valdez, Marine Terminal, Exxon Pipeline Co. Project, Rev., VRDO, 0.100%, 06/01/11	10,400
23,415	Eclipse Funding Trust, Solar Eclipse, Alaska, Series 2007-0028, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 06/07/11	23,415

		164,750

Arizona — 0.6%
7,700	Apache County IDA, Tucson Electric Power Co., Springerville Project, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.160%, 06/07/11	7,700
7,160	Maricopa County IDA, Multi-Family Housing, Las Gardenias Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 06/07/11	7,160
15,760	Phoenix Civic Improvement Corp., Series ROCS-RR-II-R-11732, Rev., VRDO, NATL-RE, FGIC, LIQ: Citibank N.A., 0.190%, 06/07/11 (e)	15,760
2,000	Phoenix IDA, Multi-Family Housing, Del Mar Terrace, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.200%, 06/07/11	2,000
21,800	Pima County IDA, Tucson Electric, Rev., VRDO, LOC: Bank of New York, 0.200%, 06/07/11	21,800
21,700	Pima County IDA, Tucson Electric Irvington, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.200%, 06/07/11	21,700
25,585	Pinal County Electric District No. 3, Series U-2, Rev., VRDO, 0.300%, 06/07/11	25,585
26,565	Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 06/07/11	26,565
4,365	Yavapai County, Highway Construction, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.220%, 06/07/11	4,365

		132,635

California — 3.4%
715	Abag Finance Authority for Nonprofit Corps., Charleston Project, Rev., VRDO, LOC: Lasalle Bank N.A., 0.180%, 06/01/11	715
2,385	Abag Finance Authority for Nonprofit Corps., Colma Bart Apartments, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.210%, 06/07/11	2,385
3,900	Abag Finance Authority for Nonprofit Corps., On Lok Senior Health Services, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.130%, 06/07/11	3,900
14,000	Abag Finance Authority for Nonprofit Corps., Oshman Family Jewish Community, Rev., VRDO, LOC: Lasalle Bank N.A., 0.140%, 06/01/11 (m)	14,000
11,400	Abag Finance Authority for Nonprofit Corps., San Francisco Friends School, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 06/07/11	11,400
5,000	Austin Trust Various States, Series 2008-3305, Rev., VRDO, LIQ: Bank of America N.A., 0.240%, 06/07/11	5,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
California — Continued
10,390	California Educational Facilities Authority, Life Chiropractic College, Rev., VRDO, LOC: Bank of The West, 0.130%, 06/07/11	10,390
7,400	California Health Facilities Financing Authority, Adventist Health System, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.080%, 06/01/11	7,400
1,610	California Infrastructure & Economic Development Bank, IDR, Pleasant Mattress, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.270%, 06/07/11	1,610
305	California Infrastructure & Economic Development Bank, Rand Corp., Series B, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 06/01/11	305
9,750	California Municipal Finance Authority, Chevron USA, Recovery Zone, Rev., VRDO, 0.100%, 06/01/11	9,750
9,000	California Pollution Control Financing Authority, Exxon Mobil Project, Rev., VRDO, 0.100%, 06/01/11	9,000
400	California Pollution Control Financing Authority, Exxon Project, Rev., VRDO, 0.090%, 06/01/11 California Statewide Communities Development Authority,	400
10,600	Series 176, COP, VRDO, AGM, LIQ: Morgan Stanley Bank, 0.200%, 06/07/11	10,600
20,495	Series 3048, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.250%, 06/07/11 (e)	20,495
9,100	Series A, Rev., VRDO, AGC, 0.130%, 06/07/11	9,100
6,400	California Statewide Communities Development Authority, Chevron USA, Inc., Project, Rev., VRDO, 0.100%, 06/01/11	6,400
3,420	California Statewide Communities Development Authority, Multi-Family Housing, Breezewood Apartments, Series F-1, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/11	3,420
15,000	California Statewide Communities Development Authority, Multi-Family Housing, Oakmont Concord Project, Series Q, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/11	15,000
10,375	California Statewide Communities Development Authority, North Peninsula Jewish Center, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 06/01/11	10,375
3,950	City of Garden Grove, Multi-Family Housing, Malabar Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/11	3,950
600	City of Irvine, Improvement Bond Act of 1915, District No. 87-8, Special Assessment, VRDO, LOC: KBC Bank N.V., 0.150%, 06/01/11	600
13,115	City of Irvine, Improvement Bond Act of 1915, District No. 89-10, Special Assessment, VRDO, LOC: State Street Bank & Trust Co., 0.130%, 06/01/11	13,115
4,800	City of Los Angeles, Multi-Family Housing, Fountain Park Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/11	4,800
17,000	City of Ontario, Multi-Family Housing, Park Centre Apartments, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.140%, 06/07/11	17,000
4,625	City of Tracy, Multi-Family Housing, Sycamore, Series A, Rev., VRDO, LOC: FHLMC, 0.160%, 06/07/11 Deutsche Bank Spears/Lifers Trust Various States,	4,625
11,945	Series DB-332, GO, VRDO, LIQ: Deutsche Bank AG, 0.190%, 06/07/11	11,945
10,275	Series DB-416, GO, VRDO, NATL- RE, LIQ: Deutsche Bank AG, 0.170%, 06/07/11	10,275
18,860	Series DB-419, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.170%, 06/07/11	18,860
31,425	Series DB-424, GO, VRDO, NATL- RE, LIQ: Deutsche Bank AG, 0.170%, 06/07/11 (e)	31,425
9,805	Series DB-429, GO, VRDO, NATL- RE, LIQ: Deutsche Bank AG, 0.170%, 06/07/11	9,805
11,095	Series DB-432, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.170%, 06/07/11	11,095
7,785	Deutsche Bank Spears/Lifers Trust Various States, Tax Allocation, Series DB-318, VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.170%, 06/07/11	7,785
29,900	Eclipse Funding Trust, Solar Eclipse, Castai, Series 2007-0034, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	29,900
11,660	Eclipse Funding Trust, Solar Eclipse, Corona, Tax Allocation, Series 2006- 0099, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	11,660

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
California — Continued
13,365	Eclipse Funding Trust, Solar Eclipse, Sacramento, Series 2006-0079, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	13,365
13,745	Eclipse Funding Trust, Solar Eclipse, South San Francisco, Tax Allocation, Series 2006-0067, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	13,745
16,500	Los Angeles Community College District, Series ROCS-RR-II-R- 11773, GO, VRDO, LIQ: Citibank N.A., 0.180%, 06/07/11 (e)	16,500
7,160	Los Angeles County Housing Authority, Multi-Family Housing, Sand Canyon, Series F, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.160%, 06/07/11	7,160
5,000	Los Angeles County, Multi-Family Housing, Valencia Housing Project, Series C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.160%, 06/07/11	5,000
20,900	Metropolitan Water District of Southern California, Series C-2, Rev., VRDO, 0.100%, 06/01/11	20,900
7,100	Orange County Sanitation District, Series B, COP, VRDO, 0.100%, 06/01/11	7,100
	Orange County, WLCO LF Partners,
2,200	Series G1, Rev., VRDO, FNMA, LIQ: FNMA, 0.140%, 06/07/11	2,200
4,150	Series G3, Rev., VRDO, FNMA, LIQ: FNMA, 0.140%, 06/07/11	4,150
	Puttable Floating Option Tax-Exempt Receipts,
9,810	Series MT-557, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.340%, 06/07/11	9,810
8,140	Series PT-4161, Rev., VRDO, 0.340%, 06/07/11	8,140
10,555	Series PT-4433, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.170%, 06/07/11	10,555
7,110	Series PT-4554, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.270%, 06/07/11	7,110
6,940	Series PT-4555, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.270%, 06/07/11 (e)	6,940
5,775	Series PT-4561, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.270%, 06/07/11	5,775
4,125	Series PT-4571, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.270%, 06/07/11	4,125
3,445	Series PT-4585, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.270%, 06/07/11	3,445
6,260	Series PT-4589, VRDO, FHLMC, LIQ: FHLMC, 0.270%, 06/07/11	6,260
7,995	Series PT-4597, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.270%, 06/07/11	7,995
6,250	Series PT-4647, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 0.240%, 06/07/11 (e)	6,250
12,665	Series PT-4648, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 0.240%, 06/07/11 (e)	12,665
5,000	Sacramento County Housing Authority, Multi-Family Housing, Ashford Heights Apartments, Series H, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 06/07/11	5,000
800	Sacramento County Sanitation Districts Financing Authority, Sub Lien, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.110%, 06/01/11	800
12,595	San Diego City Housing Authority, Multifamily Housing, Hillside Garden Appartments, Series B, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 06/07/11	12,595
16,310	San Francisco City & County Public Utilities Commission, Series 2190, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.210%, 06/07/11	16,310
11,215	San Francisco City & County Public Utilities Commission, MERLOTS, Series B20, Rev., VRDO, NATL-RE, 0.370%, 06/07/11	11,215
1,800	San Jose Multi-Family Housing, Villa Monterey Apartments, Series F, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/11	1,800
62,870	Southern California Public Power Authority, Subordinated Southern Transmission, Series A, Rev., VRDO, AGM, 0.230%, 06/07/11	62,870
8,945	Stanilaus County Capital Improvements Financing Authority, Gallo Center For The Arts Project, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 06/07/11	8,945
1,400	State of California, Economic Recovery, Series C-3, GO, VRDO, LOC: Bank of America N.A., 0.110%, 06/01/11	1,400
8,700	University of California, Series 2902, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Bank, 0.200%, 06/07/11	8,700

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
California — Continued
	Wells Fargo Stage Trust,
19,750	Series 1C, GO, VRDO, LIQ: Wells Fargo Bank N.A., 0.180%, 06/07/11 (e)	19,750
9,780	Series 20C, COP, VRDO, LIQ: Wells Fargo Bank N.A., 0.180%, 06/07/11 (e)	9,780
25,400	Series 38C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.180%, 06/07/11 (e)	25,400
9,970	Series 56C, GO, VRDO, LIQ: Wells Fargo Bank N.A., 0.180%, 06/07/11 (e)	9,970

		712,210

Colorado — 1.5%
15,010	Arapahoe County, Multi-Family Housing, Rental Housing, Hunters Run, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.170%, 06/07/11	15,010
1,000	City of Colorado Springs, Utilities, Sub Lien, Series A, Rev., VRDO, 0.190%, 06/07/11	1,000
18,900	Colorado Educational & Cultural Facilities Authority, Oaks Christian School Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.170%, 06/01/11	18,900
400	Colorado Health Facilities Authority, Hospital, NCMC, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.140%, 06/01/11	400
17,330	Colorado Housing & Finance Authority, Series AA-3, Class I, Rev., VRDO, LOC: FNMA, 0.200%, 06/07/11	17,330
1,885	Colorado Housing & Finance Authority, Multi-Family Housing Project, Series A-4, Class I, Rev., VRDO, 0.200%, 06/07/11	1,885
1,600	Colorado Housing & Finance Authority, Multi-Family Housing, Diamond Project, Class I, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/11	1,600
15,000	Colorado Housing & Finance Authority, Single Family Mortgage, Series C-2, Class I, Rev., VRDO, LIQ: FHLB, 0.200%, 06/07/11 Denver City & County, Airport,	15,000
28,540	Series 2365, Rev., VRDO, FGIC, LIQ: Morgan Stanley Municipal Funding, 0.250%, 06/07/11	28,540
38,800	Subseries C1, Rev., VRDO, AMT, LOC: KBC Bank N.V., 0.240%, 06/07/11	38,800
73,700	Subseries G1, Rev., VRDO, AGC, 0.120%, 06/01/11	73,700
71,700	Subseries G2, Rev., VRDO, AGC, 0.120%, 06/01/11	71,700
11,275	Moffat County, PCR, Tri-State Generation Association Project, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 06/07/11	11,275
18,385	Puttable Floating Option Tax-Exempt Receipts, Series MT-645, Rev., VRDO, LIQ: Bank of America N.A., 0.300%, 06/07/11 (e)	18,385
15	University of Colorado, Enterprise System, Series PT-3840, Rev., VRDO, NATL-RE, LIQ: Dexia Credit Local, 0.780%, 06/07/11	15

		313,540

Connecticut — 0.7%
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
14,545	Series A-3, Rev., VRDO, AMT, AMBAC, 0.190%, 06/07/11	14,545
47,100	Series B-3, Rev., VRDO, AMT, AMBAC, 0.190%, 06/07/11	47,100
15,345	Series B-3, Rev., VRDO, AMT, AMBAC, 0.210%, 06/07/11	15,345
32,500	Series D-3, Rev., VRDO, AMBAC, 0.210%, 06/07/11	32,500
900	Connecticut State Health & Educational Facility Authority, Community Renewal Team, Series A, Rev., VRDO, LOC: Fleet National Bank, 0.200%, 06/07/11	900
13,200	State of Connecticut, Series B, GO, VRDO, 0.190%, 06/07/11	13,200
17,060	Wells Fargo Stage Trust, Series 61C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.180%, 06/07/11 (e)	17,060

		140,650

Delaware — 0.2%
15,000	New Castle County, FlightSafety International, Inc. Project, Rev., VRDO, 0.180%, 06/07/11	15,000
28,155	New Castle County, Multifamily Housing, Fairfield English Village Project, Series FA, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/11	28,155
5,725	University of Delaware, Series B, Rev., VRDO, 0.120%, 06/01/11	5,725

		48,880

District of Columbia — 2.5%
43,860	Anacostia Waterfront Corp., MERLOTS, Series F02, Rev., VRDO, 0.190%, 06/07/11	43,860

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
District of Columbia — Continued
203,000	District of Columbia, GO, TRAN, 2.000%, 09/30/11	204,095
2,945	District of Columbia Housing Finance Agency, Multi-Family Housing, Trenton Park Apartments Project, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 06/07/11	2,945
11,450	District of Columbia Water & Sewer Authority, Series 2979, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.180%, 06/07/11 (e)	11,450
2,210	District of Columbia, American Psychology Association, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 06/07/11	2,210
43,150	District of Columbia, American University, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 06/01/11	43,150
13,675	District of Columbia, Edmund Burke School, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 06/07/11	13,675
7,500	District of Columbia, Enterprise Zone, House on F Street Project, Rev., VRDO, LOC: Bank of New York, 0.220%, 06/07/11	7,500
31,055	District of Columbia, MERLOTS, Series B-34, GO, VRDO, AGM, 0.190%, 06/07/11	31,055
18,900	District of Columbia, Multimodal, American University, Rev., VRDO, 0.150%, 06/07/11	18,900
3,810	District of Columbia, National Children’s Center, Inc., Rev., VRDO, LOC: Bank of America N.A., 0.280%, 06/07/11	3,810
23,770	District of Columbia, National Geographic Society, Rev., VRDO, 0.200%, 06/07/11	23,770
12,913	District of Columbia, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.330%, 06/07/11	12,913
15,620	District of Columbia, Trinity College Issue, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 06/07/11	15,620
27,725	Eclipse Funding Trust, Solar Eclipse, Series 2007-0056, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	27,725
15,210	Eclipse Funding Trust, Solar Eclipse, District of Columbia, Series 2006- 0110, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	15,210
31,000	Eclipse Funding Trust, Solar Eclipse, Washington D.C., Series 2007-0221, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	31,000
21,985	Metropolitan Washington Airports Authority, Series 3140, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.210%, 06/07/11 (e)	21,985

		530,873

Florida — 5.7%
11,150	Alachua County IDA, Florida Rock Industrial, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.370%, 06/07/11	11,150
4,535	Broward County Educational Facilities Authority, Nova Southeastern University, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 06/01/11	4,535
32,820	Broward County School Board, COP, VRDO, AGM, 0.220%, 06/07/11	32,820
8,850	City of Fort Myers, Series 2077, Rev., VRDO, NATL-RE, LIQ: Wells Fargo & Co., 0.180%, 06/07/11 (e)	8,850
39,835	County of Charlotte, Series A, Rev., VRDO, AGM, 0.280%, 06/07/11	39,835
	Deutsche Bank Spears/Lifers Trust Various States,
6,040	Series DB-271, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.180%, 06/07/11	6,040
105,745	Series DB-459, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.190%, 06/07/11	105,745
	Eclipse Funding Trust, Solar Eclipse,
8,275	Series 2006-0043, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11 (e)	8,275
20,720	Series 2007-0051, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.180%, 06/07/11	20,720
53,910	Series 2007-0055, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.180%, 06/07/11	53,910
23,950	Eclipse Funding Trust, Solar Eclipse, Golden, Series 2006-0125, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11 (e)	23,950
	Eclipse Funding Trust, Solar Eclipse, Miami,
11,155	Series 2006-0049, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	11,155

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Florida — Continued
18,400	Series 2006-0059, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.180%, 06/07/11	18,400
13,270	Series 2007-0045, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 06/01/11	13,270
10,570	Eclipse Funding Trust, Solar Eclipse, Palm Bay, Series 2006-0136, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	10,570
18,760	Eclipse Funding Trust, Solar Eclipse, Peace, Series 2006-0144, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	18,760
8,600	Eclipse Funding Trust, Solar Eclipse, Port S, Series 2006-0135, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	8,600
35,200	Eclipse Funding Trust, Solar Eclipse, South, Series 2007-0035, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	35,200
6,350	Florida Housing Finance Corp., Multi-Family Housing, Banyon Bay Partners, Series FF, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 06/07/11	6,350
9,590	Florida Housing Finance Corp., Multi-Family Housing, Heron Park Project, Series U, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.200%, 06/07/11	9,590
8,225	Florida Housing Finance Corp., Multi-Family Housing, Monterey Lake, Series C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.170%, 06/07/11	8,225
16,595	Hillsborough Community College Foundation, Inc. (The), Rev., VRDO, LOC: Bank of America N.A., 0.180%, 06/07/11	16,595
7,030	Hillsborough County School Board, Master Lease Program, Series A, COP, VRDO, NATL-RE, LOC: Wells Fargo Bank N.A., 0.140%, 06/01/11	7,030
	Jacksonville Health Facilities Authority, Baptist Medical,
14,000	Rev., VRDO, LOC: Bank of America N.A., 0.140%, 06/01/11	14,000
2,810	Series C, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 06/01/11	2,810
14,675	Series D, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.140%, 06/01/11	14,675
31,790	JEA, Electric Systems, Subseries D, Rev., VRDO, 0.160%, 06/07/11	31,790
1,340	Miami Health Facilities Authority, Mercy Hospital Project, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 06/07/11	1,340
51,300	Miami-Dade County School Board, Series 2982, COP, VRDO, AGC, LIQ: Morgan Stanley Bank, 0.280%, 06/07/11 (e)	51,300
22,540	Miami-Dade County, Transit System, EAGLE, Series 2006-0101, Class A, Rev., VRDO, AGC-ICC, XLCA, LIQ: Citibank N.A., 0.190%, 06/07/11	22,540
6,700	Nassau County, PCR, Private Activity, Rayonier, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 06/07/11	6,700
7,645	Orange County Housing Finance Authority, Multi-Family Housing, Falcon Trace Apartments Project, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 06/07/11	7,645
9,201	Orange County Housing Finance Authority, Multi-Family Housing, Regal Pointe Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, LOC: Nationsbank N.A., 0.200%, 06/07/11	9,201
3,420	Orange County Housing Finance Authority, Multi-Family Housing, Water View Club Apartments, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 0.220%, 06/07/11	3,420
28,410	Orange County IDA, Diocese Orlando Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 06/07/11	28,410
22,285	Orange County, Tourist Development, Series 2352, Rev., VRDO, FGIC, LIQ: Wells Fargo & Co., 0.180%, 06/07/11	22,285
49,225	Orlando & Orange County Expressway Authority, Subseries B-1, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 06/07/11	49,225
6,880	Osceola County Housing Finance Authority, Multi-Family Housing, Arrow Ridge Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 06/07/11	6,880
125,000	Palm Beach County Solid Waste Authority, Solid Improvement, Rev., VAR, 1.000%, 01/12/12	125,444
75,215	Pinellas County Health Facility Authority, Baycare Health System, Series B-1, Rev., VRDO, AGM, 0.230%, 06/07/11	75,215

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Florida — Continued
34,725	Puttable Floating Option Tax-Exempt Receipts, Series MT-683, Rev., VRDO, LIQ: Bank of America N.A., 0.330%, 06/07/11 (e)	34,725
5,880	Sarasota County Public Hospital District, Sarasota Memorial Hospital, Series A, Rev., VRDO, LOC: Northern Trust Co., 0.120%, 06/01/11	5,880
78,500	Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 06/07/11	78,500
20,375	South Miami Health Facilities Authority, Series 2833, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.180%, 06/07/11	20,375
1,115	Series 3119, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.180%, 06/07/11 (e)	1,115
8,265	State of Florida, MERLOTS, Series C07, GO, VRDO, 0.190%, 06/07/11	8,265
33,950	USF Financing Corp., Master Lease Program, Series B-1, COP, VRDO, AMBAC, LOC: Wells Fargo Bank N.A., 0.180%, 06/07/11	33,950
23,640	Volusia County Health Facilities Authority, Series MT-151, Rev., VRDO, AMBAC, LIQ: Bank of America N.A., 0.320%, 06/07/11	23,640
35,115	Series MT-317, Rev., VRDO, AMBAC, LIQ: Merrill Lynch International Bank Ltd., 0.300%, 06/07/11	35,115

		1,194,020

	Georgia — 1.0%
4,745	Atlanta Urban Residential Finance Authority, Multi-Family Housing, The Park at Lakewood, Rev., VRDO, LOC: FHLMC, 0.200%, 06/07/11	4,745
7,650	De Kalb County Development Authority, Inland Fresh Seafood Corp., Rev., VRDO, LOC: Bank of America N.A., 0.370%, 06/07/11	7,650
8,460	De Kalb County Housing Authority, Multi-Family Housing, Chapel Run Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 06/07/11	8,460
11,245	De Kalb County Housing Authority, Multi-Family Housing, Robins Landing Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 06/07/11	11,245
10,735	De Kalb County Housing Authority, Multi-Family Housing, Timber Trace Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.170%, 06/07/11	10,735
15,185	Eclipse Funding Trust, Solar Eclipse, Series 2007-0117, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	15,185
18,695	Eclipse Funding Trust, Solar Eclipse, Atlanta, Series 2006-0024, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	18,695
21,355	Eclipse Funding Trust, Solar Eclipse, Cobb County, Series 2006-0105, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	21,355
9,740	Eclipse Funding Trust, Solar Eclipse, De Kalb County, Series 2006-0074, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	9,740
6,765	Fulton County Development Authority, St. George Village CCRC Project, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 06/07/11	6,765
16,685	Fulton County Hospital Authority, Northside Hospital Inc., Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 06/07/11	16,685
4,370	Griffin-Spaulding County Development Authority IDA, Norcom, Inc. Project, Rev., VRDO, LOC: Lasalle Bank N.A., 0.400%, 06/07/11	4,370
5,940	Henry County Water & Sewer Authority, EAGLE, Series 2005-0008, Class A, Rev., VRDO, BHAC, AGM-CR, NATL-RE, LIQ: Citibank N.A., 0.190%, 06/07/11	5,940
600	Marietta Housing Authority, Multi- Family Housing, Concepts 21 Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 06/07/11	600
43,445	Monroe County Development Authority, Oglethorpe Power Corp., Rev., VRDO, LOC: Bank of America N.A., 0.180%, 06/07/11	43,445
29,110	Wells Fargo Stage Trust, Series 57C, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.190%, 06/07/11 (e)	29,110

		214,725

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Hawaii — 0.3%
	Eclipse Funding Trust, Solar Eclipse, Honolulu,
13,820	Series 2006-0096, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	13,820
9,300	Series 2006-0123, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	9,300
19,485	Hawaii State Department of Budget & Finance, Series 2135, Rev., VRDO, FGIC, LIQ: Wells Fargo & Co., 0.180%, 06/07/11	19,485
29,660	Puttable Floating Option Tax-Exempt Receipts, Series MT-685, Rev., VRDO, AMBAC, LIQ: Bank of America N.A., 0.330%, 06/07/11 (e)	29,660

		72,265

	Idaho — 0.6%
27,515	Eclipse Funding Trust, Solar Eclipse, Boise, Series 2007-0002, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.180%, 06/07/11	27,515
	Idaho Housing & Finance Association, Single Family Mortgage,
12,815	Series D-1, Class I, Rev., VRDO, LOC: FNMA, 0.190%, 06/07/11	12,815
30,000	Series F-1, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 0.200%, 06/07/11	30,000
9,340	Idaho State Building Authority, Prison Facilities Project, Series A, Rev., VRDO, 0.190%, 06/07/11	9,340
52,000	State of Idaho, Rev., TAN, 2.000%, 06/30/11	52,065

		131,735

	Illinois — 3.4%
	Chicago Board of Education,
110	Series PT-2931, GO, VRDO, AMBAC, LIQ: Dexia Credit Local, 0.780%, 06/07/11	110
25	Series PT-3620, GO, VRDO, AMBAC, LIQ: Dexia Credit Local, 0.780%, 06/07/11	25
2,500	Chicago O’Hare International Airport, Compagnie Nationale Air France, Rev., VRDO, LOC: Societe Generale, 0.190%, 06/07/11	2,500
6,000	Chicago O’Hare International Airport, General Airport, Second Lien, ACES, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.200%, 06/07/11	6,000
10,380	City of Chicago, Neighborhoods Alive 21, Series B-4, GO, VRDO, LOC: Bank of New York, 0.110%, 06/01/11	10,380
	City of Chicago, Water, Senior Lien,
19,720	Subseries 04-1, Rev., VRDO, LOC: California Public Employee Retirement Fund, 0.200%, 06/07/11	19,720
9,860	Subseries 04-2, Rev., VRDO, LOC: California Public Employee Retirement Fund, 0.200%, 06/07/11	9,860
4,300	City of Galesburg, Knox College Project, Rev., VRDO, LOC: Lasalle National Bank, 0.200%, 06/07/11	4,300
	Deutsche Bank Spears/Lifers Trust Various States,
23,130	Series DB-288, Rev., VRDO, NATL- RE, LIQ: Deutsche Bank AG, 0.180%, 06/07/11	23,130
25,585	Series DB-300, Rev., VRDO, NATL- RE, LIQ: Deutsche Bank AG, 0.180%, 06/07/11	25,585
10,345	Series DB-307, Rev., VRDO, NATL- RE, LIQ: Deutsche Bank AG, 0.180%, 06/07/11	10,345
23,835	Series DB-309, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.180%, 06/07/11	23,835
18,965	Series DB-315, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.180%, 06/07/11	18,965
16,845	Series DB-322, Rev., VRDO, NATL- RE, LIQ: Deutsche Bank AG, 0.180%, 06/07/11	16,845
10,925	Series DB-368, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.180%, 06/07/11	10,925
5,235	Series DB-400, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.180%, 06/07/11	5,235
16,130	Series DB-475, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.170%, 06/07/11	16,130
	Eclipse Funding Trust, Solar Eclipse, Chicago,
9,060	Series 2006-0003, GO, VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.180%, 06/07/11	9,060
10,270	Series 2006-0131, GO, VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	10,270
	Eclipse Funding Trust, Solar Eclipse, Illinois,
27,365	Series 2006-0098, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	27,365
41,255	Series 2006-0104, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 06/01/11 (e)	41,255

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Illinois — Continued
28,740	Eclipse Funding Trust, Solar Eclipse, Springfield, Series 2006-0007, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	28,740
11,990	Illinois Educational Facilities Authority, ACI/Cultural Pooled Financing, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 06/07/11	11,990
3,400	Illinois Educational Facilities Authority, St. Xavier University Project, Series A, Rev., VRDO, LOC: Lasalle Bank N.A., 0.200%, 06/07/11	3,400
30,175	Illinois Finance Authority, Series 3089, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.180%, 06/07/11 (e)	30,175
3,286	Illinois Finance Authority, IDR, Metropolitan Family Services, Rev., VRDO, LOC: Bank of America N.A., 0.330%, 06/07/11	3,286
10,000	Illinois Finance Authority, IDR, Residential Rental, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.230%, 06/07/11	10,000
15,000	Illinois Finance Authority, Loyola University Health System, Series B, Rev., VRDO, LOC: Harris N.A., 0.150%, 06/07/11	15,000
8,500	Illinois Finance Authority, North Central College, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 06/07/11	8,500
14,905	Illinois Finance Authority, Northwestern Memorial Hospital, Series A-3, Rev., VRDO, 0.150%, 06/07/11	14,905
	Illinois Finance Authority, OSF Healthcare System,
70,000	Series F, Rev., VRDO, AGM, 0.230%, 06/07/11	70,000
7,275	Series G, Rev., VRDO, LOC: Wachovia Bank N.A., 0.120%, 06/01/11	7,275
11,250	Illinois Finance Authority, University of Chicago Medical Centre, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.120%, 06/01/11	11,250
	Illinois Housing Development
	Authority, Homeowner Mortgage,
10,175	Series A-3, Rev., VRDO, AMT, 0.180%, 06/07/11	10,175
7,500	Series C-3, Rev., VRDO, AMT, 0.200%, 06/07/11	7,500
5,450	Illinois Housing Development Authority, Multi-Family Housing, Southern Hills/Orlando, Series B, Rev., VRDO, AGM, 0.210%, 06/07/11	5,450
	Illinois State Toll Highway Authority,
79,700	Series B, Rev., VRDO, AGM, 0.280%, 06/07/11	79,700
19,700	Jackson-Union Counties Regional Port District, Enron Transaction Services, Rev., VRDO, LOC: Wachovia Bank N.A., 0.200%, 06/07/11	19,700
900	Joliet Regional Port District, Marine Terminal, Exxon Project, Rev., VRDO, 0.100%, 06/01/11	900
1,640	Lake County IDR, A.L. Hansen Manufacturing Co. Project, Class A, Rev., VRDO, LOC: Harris Trust & Savings Bank, 0.380%, 06/07/11	1,640
13,635	Puttable Floating Option Tax-Exempt Receipts, Series PT-4681, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.250%, 06/07/11 (e)	13,635
120	Regional Transportation Authority, Series DCL-020, Rev., VRDO, AGM, LIQ: Dexia Credit Local, LOC: Dexia Credit Local, 0.600%, 06/07/11	120
53,498	University of Illinois, Utility Infrastructure Projects, COP, VRDO, 0.180%, 06/07/11	53,498
10,700	Village of Justice, Multi-Family Housing, Candlewood Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.210%, 06/07/11	10,700
4,000	Will County Environmental, Exxon Mobil Project, Rev., VRDO, 0.100%, 06/01/11	4,000

		713,379

	Indiana — 1.1%
5,000	De Kalb County, Economic Development, New Process Steel Project, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 06/07/11	5,000
26,460	Deutsche Bank Spears/Lifers Trust Various States, Series DB-355, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.180%, 06/07/11	26,460
9,495	Eclipse Funding Trust, Solar Eclipse, Series 2007-0098, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	9,495

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Indiana — Continued
13,580	Eclipse Funding Trust, Solar Eclipse, Carmel, Series 2006-0120, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	13,580
25,720	Eclipse Funding Trust, Solar Eclipse, Decatur, Series 2006-0162, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	25,720
	Eclipse Funding Trust, Solar Eclipse, Indiana,
17,295	Series 2006-0092, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	17,295
14,485	Series 2006-0100, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	14,485
21,275	Series 2006-0138, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.180%, 06/07/11	21,275
24,125	Indiana Finance Authority, Ascension, Series E-8, Rev., VRDO, 0.150%, 06/07/11	24,125
14,400	Indiana Finance Authority, Duke Energy Industry Project, Series A-4, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 06/01/11	14,400
18,000	Indiana Finance Authority, Parkview Health System, Series D, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.150%, 06/07/11	18,000
2,385	Indiana Health Facility Financing Authority, Community Hospitals Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 06/07/11	2,385
5,880	Indiana Housing & Community Development Authority, Series 1423- R, Rev., VRDO, GNMA/FNMA, 0.320%, 06/07/11	5,880
6,900	Indiana State Finance Authority, Ispat Inland, Inc., Rev., VRDO, LOC: Royal Bank of Scotland, 0.160%, 06/07/11	6,900
90	Indiana Transportation Finance Authority, Series PT-3610, Rev., VRDO, FGIC, LIQ: Dexia Credit Local, 0.780%, 06/07/11	90
10,025	Puttable Floating Option Tax-Exempt Receipts, Series PT-3986, Rev., VRDO, FGIC, LIQ: Wells Fargo & Co., 0.180%, 06/07/11	10,025
19,405	Wells Fargo Stage Trust, Series 2009- 77C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.190%, 06/07/11 (e)	19,405

		234,520

	Iowa — 0.6%
23,800	City of Iowa City, Rev., VRDO, 0.130%, 06/01/11	23,800
18,415	Eclipse Funding Trust, Solar Eclipse, Series 2007-0109, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	18,415
33,500	Iowa Finance Authority, Iowa Health Systems, Series E, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 06/01/11	33,500
30,200	Iowa Finance Authority, Private College Facility, Drake University Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.140%, 06/01/11	30,200
	Iowa Finance Authority, Single Family Mortgage,
4,400	Series F, Rev., VRDO, GNMA/FNMA, FHA/VA, 0.210%, 06/07/11	4,400
5,545	Series I, Rev., VRDO, GNMA/FNMA/COLL, 0.210%, 06/07/11	5,545

		115,860

	Kansas — 0.6%
9,780	City of Overland Park, Series SG-155, GO, VRDO, 0.170%, 06/07/11	9,780
	Kansas Development Finance Authority, Sisters of Charity,
17,710	Series C, Rev., VRDO, 0.120%, 06/01/11	17,710
58,100	Series D, Rev., VRDO, 0.120%, 06/01/11	58,100
40,470	Wyandotte County-Kansas City Unified Government, Temporary Notes, GO, 0.400%, 03/01/12	40,470

		126,060

	Kentucky — 2.8%
8,880	City of Jeffersontown, Lease Program, Kentucky League of Cities Funding Trust, Rev., VRDO, LOC: U.S. Bank N.A., 0.200%, 06/07/11	8,880
	Kentucky Housing Corp.,
19,350	Series F, Rev., VRDO, AMT, 0.210%, 06/07/11	19,350
21,925	Series H, Rev., VRDO, AMT, 0.210%, 06/07/11	21,925
21,000	Series M, Rev., VRDO, AMT, 0.210%, 06/07/11	21,000
	Kentucky Public Energy Authority,
222,849	Series A-1, Rev., VRDO, 0.200%, 06/07/11	222,849
208,135	Series A-2, Rev., VRDO, 0.200%, 06/07/11	208,135

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Kentucky — Continued
7,990	Kentucky State Property & Buildings Commission, Series ROCS-RR-II-R- 11767, Rev., VRDO, AGC, LIQ: Citibank N.A., 0.190%, 06/07/11 (e)	7,990
40,000	Lexington-Fayette Urban County Government, Series E, GO, BAN, 2.000%, 08/01/11	40,104
40,800	Louisville Regional Airport Authority, Ohio LLC Project, Series A, Rev., VRDO, 0.120%, 06/01/11	40,800

		591,033

	Louisiana — 1.5%
13,100	East Baton Rouge Parish Industrial Development Board, Inc., Rev., VRDO, LOC: Bank of America N.A., 0.280%, 06/07/11	13,100
16,000	East Baton Rouge Parish Industrial Development Board, Inc., Exxonmobil Project, Series B, Rev., VRDO, 0.090%, 06/01/11	16,000
162,150	East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Series A, Rev., VRDO, 0.090%, 06/01/11	162,150
	Eclipse Funding Trust, Solar Eclipse,
21,110	Series 2007-0042, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	21,110
19,585	Series 2007-0059, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.130%, 06/01/11 (e)	19,585
17,990	Series 2007-0112, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.180%, 06/07/11	17,990
1,800	Parish of East Baton Rouge, Solid Waste Disposal Authority, Exxon Project, Rev., VRDO, 0.100%, 06/01/11	1,800
19,810	Parish of St. James, Pollution Control, Texaco Project, Series A, Rev., VRDO, 0.110%, 06/01/11	19,810
19,760	Parish of St. John Baptist, Series 2116, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.180%, 06/07/11	19,760
5,700	State of Louisiana, Series A, GO, VRDO, LOC: BNP Paribas, 0.170%, 06/07/11	5,700
10,000	State of Louisiana, Gas & Fuels Tax, Series ROCS-RR-II-R-11769, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.190%, 06/07/11 (e)	10,000
7,240	State of Louisiana, Gas And Fuels Tax, Series ROCS-RR-II-R-11899, Rev., VRDO, LIQ: Citibank N.A., 0.180%, 06/07/11 (e)	7,240

		314,245

	Maine — 0.4%
13,005	Finance Authority of Maine, Jackson Lab Issue, Rev., VRDO, LOC: Bank of America N.A., 0.210%, 06/07/11	13,005
68,300	Maine Health & Higher Educational Facilities Authority, Series H, Rev., VRDO, AGM, 0.180%, 06/07/11	68,300

		81,305

	Maryland — 1.9%
2,635	Austin Trust Various States, Series 2007-1023, Rev., VRDO, LIQ: Bank of America N.A., 0.320%, 06/07/11	2,635
20,525	Baltimore IDA, Baltimore Capital Acquisition, Rev., VRDO, LOC: Bayerische Landesbank, 0.200%, 06/07/11	20,525
19,025	Maryland Community Development Administration, Series J, Rev., VRDO, 0.200%, 06/07/11	19,025
14,200	Maryland Community Development Administration, Residential, Series C, Rev., VRDO, 0.180%, 06/07/11	14,200
3,135	Maryland State Community Development Administration, Department of Housing & Community Development, Multi- Family Housing, Avalon Lea Apartment Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 06/07/11	3,135
9,215	Maryland State Community Development Administration, Department of Housing & Community Development, Multi- Family Housing, Fort Washington Development, Series A, Rev., VRDO, LOC: Citibank N.A., 0.240%, 06/07/11	9,215
6,400	Maryland State Community Development Administration, Department of Housing & Community Development, Multi- Family Housing, Parklane Apartments, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/11	6,400
18,000	Maryland State Community Development Administration, Department of Housing & Community Development, Multi- Family Housing, Residential, Series I, Rev., VRDO, AMT, 0.180%, 06/07/11	18,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Maryland — Continued
11,700	Maryland State Community Development Administration, Department of Housing & Community Development, Multi- Family Housing, Walker Mews Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.200%, 06/07/11	11,700
15,200	Maryland State Community Development Administration, Multi- Family, Series E, Rev., VRDO, LOC: Suntrust Bank, 0.190%, 06/07/11 Maryland State Community Development Administration, Residential,	15,200
44,305	Series F, Rev., VRDO, 0.200%, 06/07/11	44,305
29,050	Series M, Rev., VRDO, 0.200%, 06/07/11	29,050
9,865	Maryland State Economic Development Corp., U.S. Pharmacopeial, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 06/01/11	9,865
27,263	Maryland State Health & Higher Educational Facilities Authority, Pooled Loan Program, Series D, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 06/07/11	27,263
24,700	Maryland State Health & Higher Educational Facilities Authority, University of Maryland Medical Systems, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.090%, 06/01/11	24,700
15,160	Maryland State Health & Higher Educational Facilities Authority, Upper Chesapeake Hospital, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 06/01/11	15,160
27,650	Montgomery County Housing Opportunities Commission Housing Revenue, Oakfield Apartments, Issue I, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.180%, 06/07/11	27,650
53,365	Montgomery County Housing Opportunities Commission Housing Revenue, The Grand-Issue I, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/11	53,365
	Washington Suburban Sanitation District,
13,860	Series A, BAN, GO, VRDO, 0.230%, 06/07/11	13,860
8,100	Series A, BAN, GO, VRDO, 0.250%, 06/07/11	8,100
5,100	Washington Suburban Sanitation District, Multimodal, Series A, BAN, GO, VRDO, 0.250%, 06/07/11	5,100
21,000	Wells Fargo Stage Trust, Series 16C, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.190%, 06/07/11 (e)	21,000

		399,453

	Massachusetts — 2.4%
6,030	Canton Housing Authority, Multi- Family Housing, Canton Arboretum Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/11	6,030
16,480	City of Boston, Water & Sewer Commission, Series SG-75, Rev., VRDO, LIQ: Societe Generale, 0.210%, 06/07/11 (e)	16,480
	Commonwealth of Massachusetts,
40,000	Series B, GO, VRDO, 0.160%, 06/07/11	40,000
25,350	Series B, GO, VRDO, 0.200%, 06/07/11	25,350
18,900	Commonwealth of Massachusetts, Central Artery, Series B, GO, VRDO, 0.110%, 06/01/11	18,900
	Eclipse Funding Trust, Solar Eclipse, Massachusetts,
14,000	Series 2007-0001, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.180%, 06/07/11	14,000
13,790	Series 2007-0010, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	13,790
30,860	Series 2007-0032, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	30,860
	Macon Trust Various States,
77,210	Series 2007-343, Rev., VRDO, LIQ: Bank of America N.A., LOC: Bank of America N.A., 0.350%, 06/07/11	77,210
60,932	Series 2007-344, Rev., VRDO, LIQ: Bank of America N.A., LOC: Bank of America N.A., 0.350%, 06/07/11	60,932
6,000	Massachusetts Development Finance Agency, Series PT-923, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.280%, 06/07/11	6,000
30,025	Massachusetts Development Finance Agency, Boston University, Series U-6E, Rev., VRDO, LOC: Bank of Nova Scotia, 0.110%, 06/07/11	30,025
9,200	Massachusetts Development Finance Agency, Eaglebrook School, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 06/07/11	9,200

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Massachusetts — Continued
3,600	Massachusetts Development Finance Agency, First Mortgage Brookhaven, Series B, Rev., VRDO, LOC: Fleet National Bank, 0.290%, 06/07/11	3,600
32,300	Massachusetts Development Finance Agency, Holy Cross College, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 06/01/11	32,300
4,500	Massachusetts Development Finance Agency, Simmons College, Series G, Rev., VRDO, LOC: TD Banknorth N.A., 0.190%, 06/07/11	4,500
14,790	Massachusetts Educational Financing Authority, Education Loan, Series ROCS-RR-II-R-11649, Rev., VRDO, AGC, LIQ: Citibank N.A., 0.240%, 06/07/11 (e)	14,790
14,792	Massachusetts Health & Educational Facilities Authority, Amherst College, Series H, Rev., VAR, 0.430%, 06/07/11	14,792
13,900	Massachusetts Health & Educational Facilities Authority, Capital Asset Program, Series E, Rev., VRDO, LOC: Fleet National Bank, 0.120%, 06/01/11	13,900
12,100	Series M-4A, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 06/07/11	12,100
9,520	Massachusetts Housing Finance Agency, Series 2970, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.210%, 06/07/11 (e)	9,520
12,500	Massachusetts Water Resources Authority, Series A-2, Rev., VRDO, 0.140%, 06/07/11	12,500
25,650	Massachusetts Water Resources Authority, Multimodal, Subseries D, Rev., VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.110%, 06/01/11	25,650
13,440	Puttable Floating Option Tax-Exempt Receipts, Series MT-558, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.280%, 06/07/11	13,440

		505,869

Michigan — 1.6%
12,500	Lakeview School District, Calhoun, School Building & Site, Series B, GO, VRDO, Q-SBLF, LIQ: Landesbank Hessen-Thuringen, 0.220%, 06/07/11	12,500
70,000	Michigan State Hospital Finance Authority, Ascension Health Senior Credit, Rev., 0.450%, 03/01/12 Michigan State Housing Development Authority, Rental Housing,	70,000
64,725	Series C, Rev., VRDO, AMT, 0.190%, 06/07/11	64,725
62,330	Series D, Rev., VRDO, AMT, 0.210%, 06/07/11	62,330
7,300	Michigan State Housing Development Authority, Single Family Mortgage, Series C, Rev., VRDO, 0.160%, 06/07/11	7,300
1,600	Michigan State University, Rev., VRDO, 0.170%, 06/07/11	1,600
15,980	Milan Area Schools, GO, VRDO, Q- SBLF, LOC: Landesbank Hessen- Thuringen, 0.220%, 06/07/11	15,980
7,885	Puttable Floating Option Tax-Exempt Receipts, Series MT-631, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.350%, 06/07/11 (e)	7,885
48,745	RBC Municipal Products, Inc. Trust, Floater Certificates, Series L-26, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.210%, 06/07/11	48,745
26,295	Series L-29, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.210%, 06/07/11	26,295
17,945	University of Michigan, Hospital, Series A, Rev., VRDO, 0.100%, 06/01/11	17,945
10,570	Series A-2, Rev., VRDO, 0.100%, 06/01/11	10,570

		345,875

Minnesota — 1.8%
12,915	Center City Health Care Facilities, Hazelden Foundation Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.130%, 06/01/11	12,915
24,900	City of Robbinsdale, North Memorial, Series A-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.130%, 06/01/11	24,900
13,070	Series A-4, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.120%, 06/01/11	13,070
67,850	Hennepin County Sales Tax Revenue, Ballpark Project, Third Lien, Series C, Rev., VRDO, 0.180%, 06/07/11	67,850
13,900	Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.180%, 06/07/11	13,900
21,800	Minneapolis & St. Paul Housing & Redevelopment Authority, Children’s Health Care Facilities, Series A, Rev., VRDO, AGM, 0.150%, 06/01/11	21,800

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Minnesota — Continued
11,000	Minneapolis & St. Paul Housing & Redevelopment Authority, Children’s Hospital & Clinics, Series A, Rev., VRDO, AGM, 0.150%, 06/01/11 Minnesota Housing Finance Agency, Residential Housing,	11,000
5,000	Series B, Rev., VRDO, AMT, 0.200%, 06/07/11	5,000
4,965	Series C, Rev., VRDO, AMT, 0.200%, 06/07/11	4,965
20,000	Series C, Rev., VRDO, AMT, 0.210%, 06/07/11	20,000
4,685	Series J, Rev., VRDO, AMT, 0.200%, 06/07/11	4,685
135,125	Minnesota School District Capital Equipment Borrowing Program, Series B, COP, 2.000%, 09/01/11	135,685
24,990	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-19, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.270%, 06/07/11 (e)	24,990
14,895	Wells Fargo State Trust, Series 52C, Rev., VRDO, AMBAC, LIQ: Wells Fargo Bank N.A., 0.190%, 06/07/11 (e)	14,895

		375,655

Mississippi — 1.7%
20,705	Jackson County, Pollution Control, Chevron USA, Inc. Project, Rev., VRDO, 0.110%, 06/01/11	20,705
49,325	Jackson County, Port Facility, Chevron USA, Inc. Project, Rev., VRDO, 0.110%, 06/01/11	49,325
11,250	Mississippi Business Finance Corp., Chevron USA Inc., Series F, Rev., VRDO, 0.130%, 06/07/11 Mississippi Business Finance Corp., Chevron USA, Inc.,	11,250
51,000	Series K, Rev., VRDO, 0.110%, 06/01/11	51,000
7,900	Series L, Rev., VRDO, 0.100%, 06/01/11 Mississippi Business Finance Corp., Chevron USA, Inc. Project,	7,900
81,500	Series A, Rev., VRDO, 0.110%, 06/01/11	81,500
50,100	Series B, Rev., VRDO, 0.110%, 06/07/11	50,100
26,985	Series C, Rev., VRDO, 0.110%, 06/10/11	26,985
25,000	Mississippi Development Bank Special Obligation, Harrison County Coliseum, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 06/07/11	25,000
25,000	Perry County Pollution Control, Leaf River Forest Product Project, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 06/07/11	25,000

		348,765

Missouri — 0.9%
17,500	City of North Kansas, City Hospital, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 06/01/11	17,500
11,875	Eclipse Funding Trust, Solar Eclipse, Series 2007-0062, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.180%, 06/07/11	11,875
1,775	Kansas City IDA, IDR, Livers Bronze Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.520%, 06/07/11	1,775
10,000	Missouri Development Finance Board, Kauffman Center for Performing Arts, Series A, Rev., VRDO, 0.140%, 06/01/11	10,000
10,000	Missouri State Health & Educational Facilities Authority, Series ROCS- RR-II-R-11532, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.330%, 06/07/11	10,000
29,850	Missouri State Health & Educational Facilities Authority, Bethesda Health Group, Rev., VRDO, LOC: U.S. Bank N.A., 0.130%, 06/07/11	29,850
14,790	Missouri State Health & Educational Facilities Authority, Rockhurst University, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 06/07/11	14,790
20,000	Missouri State Health & Educational Facilities Authority, SSM Health Care Services, Series C-4, Rev., VRDO, AGM, 0.170%, 06/07/11	20,000
7,710	Missouri State Health & Educational Facilities Authority, St. Francis Medical Center, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 06/01/11 Missouri State Health & Educational Facilities Authority, St. Louis University,	7,710
9,390	Rev., VRDO, 0.120%, 06/07/11	9,390
48,030	Series B, Rev., VRDO, 0.120%, 06/01/11	48,030
5,100	Missouri State Health & Educational Facilities Authority, Washington University, Series B, Rev., VRDO, 0.100%, 06/01/11	5,100

		186,020

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Nebraska — 0.1%
18,955	Eclipse Funding Trust, Solar Eclipse, Omaha, Series 2006-0141, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11 (e)	18,955

Nevada — 1.3%
32,600	Austin Trust Various States, Series 2008-1153, GO, VRDO, LIQ: Bank of America N.A., 0.250%, 06/07/11	32,600
8,330	City of Las Vegas, Series 3265, GO, VRDO, LIQ: Morgan Stanley Bank, 0.190%, 06/07/11 (e)	8,330
42,750	City of Reno, Series 2634, Rev., VRDO, BHAC-CR, LIQ: Morgan Stanley Bank, 0.180%, 06/07/11	42,750
14,800	City of Reno, Capital Improvements, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 06/07/11	14,800
29,880	Clark County School District, Series 174, GO, VRDO, AMBAC, 0.210%, 06/07/11	29,880
12,780	Eclipse Funding Trust, Solar Eclipse, Henderson, Series 2006-0094, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	12,780
19,970	Eclipse Funding Trust, Solar Eclipse, Truckee Meadows, Series 2007-0015, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11 Nevada Housing Division, Multi-Unit Housing,	19,970
10,900	Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 0.310%, 06/07/11	10,900
8,750	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 06/07/11	8,750
3,160	Series M, Rev., VRDO, LOC: U.S. Bank N.A., 0.230%, 06/07/11	3,160
9,500	Nevada Housing Division, Multi-Unit Housing, Flamingo Road, Series A, Rev., VRDO, LOC: Exchange Bank, 0.230%, 06/07/11 (e)	9,500
7,800	Nevada Housing Division, Multi-Unit Housing, Fort Apache, Series A, Rev., VRDO, LOC: Exchange Bank, 0.230%, 06/07/11	7,800
3,430	Nevada Housing Division, Multi-Unit Housing, Horizon, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/11	3,430
17,850	Nevada Housing Division, Multi-Unit Housing, Reno Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/11	17,850
12,710	Nevada Housing Division, Multi-Unit Housing, Silverado, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/11	12,710
11,000	Nevada Housing Division, Vintage at Laughlin Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/11	11,000
21,000	Nevada Housing Division, Vista Creek Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/11	21,000

		267,210

New Hampshire — 0.4%
11,580	New Hampshire Business Finance Authority, Mark H. Wentworth Home, Rev., VRDO, LOC: TD Banknorth N.A., 0.130%, 06/07/11	11,580
30,400	New Hampshire Health & Education Facilities Authority, Saint Anselm College, Rev., VRDO, LOC: RBS Citizens N.A., 0.180%, 06/07/11	30,400
17,600	New Hampshire Health & Education Facilities Authority, Southern University, Rev., VRDO, LOC: TD Banknorth N.A., 0.130%, 06/07/11	17,600
16,700	New Hampshire Housing Finance Authority, Series 1404, Rev., VRDO, 0.320%, 06/07/11	16,700
12,610	New Hampshire Housing Finance Authority, Multi-Family Housing, Series 2034, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.200%, 06/07/11	12,610

		88,890

New Jersey — 2.8%
49,000	BlackRock MuniYield New Jersey Quality Fund, Inc., 0.380%, 06/07/11	49,000
17,700	Deutsche Bank Spears/Lifers Trust Various States, Series DB-339, Rev., VRDO, AGM, AMBAC, LIQ: Deutsche Bank AG, 0.170%, 06/07/11	17,700
13,330	New Jersey EDA, Presbyterian Homes Association, Series A, Rev., VRDO, LOC: Commerce Bank N.A., 0.110%, 06/07/11	13,330
37,910	New Jersey Health Care Facilities Financing Authority, Series 3018, Rev., VRDO, AGC, LIQ: Morgan Stanley Bank, 0.180%, 06/07/11 (e)	37,910
16,095	New Jersey Health Care Facilities Financing Authority, MERLOTS, Series F01, Rev., VRDO, 0.190%, 06/07/11	16,095

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
New Jersey — Continued
14,065	New Jersey Health Care Facilities Financing Authority, Somerset Medical Center, Rev., VRDO, LOC: TD Bank N.A., 0.110%, 06/07/11	14,065
1,300	New Jersey Health Care Facilities Financing Authority, St. Peter’s University Hospital, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 06/07/11	1,300
32,150	New Jersey Health Care Facilities Financing Authority, Virtua Health, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.110%, 06/07/11	32,150
6,070	New Jersey State Turnpike Authority, Series PT-3602, Rev., VRDO, NATL- RE-IBC, LIQ: Dexia Credit Local, 0.920%, 06/07/11	6,070
25,000	Nuveen New Jersey Investment Quality Municipal Fund, Inc., VRDO, LIQ: Citibank N.A., 0.380%, 06/07/11 Puttable Floating Option Tax-Exempt Receipts,	25,000
31,700	Series MT-639, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.240%, 06/07/11 (e)	31,700
56,700	Series MT-689, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.240%, 06/07/11 (e)	56,700
12,000	Series PT-4643, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.290%, 06/07/11 (e)	12,000
180,700	State of New Jersey, Rev., TRAN, 2.000%, 06/23/11	180,882
84,195	Wells Fargo Stage Trust, Series 28C, Rev., VRDO, NATL-RE, AMBAC- TCRS-BNY, LIQ: Wells Fargo Bank N.A., 0.190%, 06/07/11 (e)	84,195

		578,097

New Mexico — 0.3%
18,335	Eclipse Funding Trust, Solar Eclipse, New Mexico, Series 2006-0114, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.180%, 06/07/11	18,335
42,520	Puttable Floating Option Tax-Exempt Receipts, Series MT-637, Rev., VRDO, 0.320%, 06/07/11	42,520

		60,855

New York — 11.0%
15,980	Austin Trust Various States, Series 2008-1092, Rev., VRDO, LIQ: Bank of America N.A., 0.310%, 06/07/11	15,980
47,411	County of Albany, Various Purpose, GO, BAN, 1.250%, 12/08/11	47,610
24,015	Eclipse Funding Trust, Solar Eclipse, Long Island, Series 2006-0119, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	24,015
10,460	Eclipse Funding Trust, Solar Eclipse, Metropolitan, Series 2006-0028, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11 Eclipse Funding Trust, Solar Eclipse, New York,	10,460
11,385	Series 2006-0029, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	11,385
11,305	Series 2006-0112, Rev., VRDO, AGM-CR, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11 (e)	11,305
20,815	Series 2006-0159, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	20,815
12,450	Long Island Power Authority, Electric Systems, Series 2, Subseries 2B, Rev., VRDO, LOC: Bayerische Landesbank, 0.150%, 06/01/11 Metropolitan Transportation Authority,	12,450
87,200	Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.170%, 06/07/11	87,200
1,800	Subseries D-2, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.140%, 06/01/11 Metropolitan Transportation Authority, EAGLE,	1,800
19,800	Series 2005-3019, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 0.190%, 06/07/11	19,800
19,050	Series 2006-0103, Class A, Rev., VRDO, BHAC, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.190%, 06/07/11 New York City,	19,050
21,000	Series B4, GO, VRDO, 0.180%, 06/07/11	21,000
15,245	Series E, Subseries E-2, GO, VRDO, LOC: Bank of America N.A., 0.140%, 06/01/11	15,245
11,500	Series F-4, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.170%, 06/07/11	11,500
26,500	Series H, Subseries H-2, GO, VRDO, NATL-RE, 0.110%, 06/01/11	26,500
3,700	Series I, Subseries I-5, GO, VRDO, LOC: California Public Employee Retirement Fund, 0.140%, 06/01/11	3,700

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
New York — Continued
8,900	Series I, Subseries I-8, GO, VRDO, LOC: State Street Bank & Trust Co., 0.130%, 06/01/11	8,900
20,450	Subseries A-3, GO, VRDO, LOC: BNP Paribas, 0.150%, 06/07/11	20,450
100	Subseries A-4, GO, VRDO, LOC: Bayerische Landesbank, 0.140%, 06/01/11	100
11,000	Subseries A-4, GO, VRDO, LOC: Bank of Nova Scotia, 0.160%, 06/07/11	11,000
200	Subseries A-4, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.170%, 06/01/11	200
1,500	Subseries A-5, GO, VRDO, LOC: KBC Bank N.V., 0.100%, 06/01/11	1,500
14,510	Subseries A-6, GO, VRDO, LOC: Helaba, 0.180%, 06/07/11	14,510
15,750	Subseries C-2, GO, VRDO, LOC: Bayerische Landesbank, 0.180%, 06/07/11	15,750
13,090	Subseries C-5, GO, VRDO, LOC: Bank of New York, 0.140%, 06/07/11	13,090
5,200	Subseries E-4, GO, VRDO, LOC: BNP Paribas, 0.110%, 06/01/11	5,200
100	Subseries H-1, GO, VRDO, LOC: Bank of New York, 0.100%, 06/01/11	100
17,500	Subseries H-2, GO, VRDO, LOC: Bank of New York, 0.140%, 06/07/11	17,500
785	Subseries H-4, GO, VRDO, LOC: Bank of New York, 0.100%, 06/01/11	785
860	Subseries H-7, GO, VRDO, LOC: KBC Bank N.V., 0.130%, 06/01/11	860
21,465	Subseries J-4, GO, VRDO, 0.140%, 06/01/11	21,465
19,780	Subseries L-6, GO, VRDO, 0.090%, 06/01/11	19,780
9,200	New York City Capital Resources Corp., Loan Enhanced Assistance, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 06/07/11	9,200
	New York City Housing Development Corp., Multi-Family Housing,
10,155	Series ROCS-RR-II-R-11667, Rev., VRDO, GNMA COLL, FHA, LIQ: Citibank N.A., 0.190%, 06/07/11	10,155
23,000	Series ROCS-RR-II-R-13100, Rev., VRDO, LIQ: Citibank N.A., 0.190%, 06/07/11 (e)	23,000
35,000	New York City Housing Development Corp., Multi-Family Housing, 20 Exchange Place, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.270%, 06/07/11	35,000
13,500	New York City Housing Development Corp., Multi-Family Housing, 245 East 124th Street, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.150%, 06/07/11	13,500
7,255	New York City Housing Development Corp., Multi-Family Housing, 500 East 165th Street Apartments, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 06/07/11	7,255
15,900	New York City Housing Development Corp., Multi-Family Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 06/07/11	15,900
10,300	New York City Housing Development Corp., Multi-Family Housing, 90 West Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 06/07/11	10,300
13,500	New York City Housing Development Corp., Multi-Family Housing, Bruckner, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 06/07/11	13,500
3,070	New York City Housing Development Corp., Multi-Family Housing, Columbus Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 06/07/11	3,070
13,600	New York City Housing Development Corp., Multi-Family Housing, Highbridge Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 06/07/11	13,600
24,230	New York City Housing Development Corp., Multi-Family Housing, Las Casas Development, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.210%, 06/07/11	24,230
4,300	New York City Housing Development Corp., Multi-Family Housing, Monterey, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 06/07/11	4,300
15,000	New York City Housing Development Corp., Multi-Family Housing, One Columbus Place Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 06/07/11	15,000
7,800	New York City Housing Development Corp., Multi-Family Housing, Royal Properties, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 06/07/11	7,800

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
New York — Continued
8,875	New York City Housing Development Corp., Multi-Family Housing, The Plaza, Series A, Rev., VRDO, LOC: Citibank N.A., 0.190%, 06/07/11	8,875
12,930	New York City Housing Development Corp., Multi-Family Housing, West 89th Street Development, Series A, Rev., VRDO, LOC: FNMA, 0.170%, 06/07/11	12,930
21,200	New York City Industrial Development Agency, Liberty Facilities Hanson Office, Rev., VRDO, LOC: ING Bank N.V., 0.170%, 06/07/11	21,200
4,710	New York City Industrial Development Agency, Planned Parenthood Project, Rev., VRDO, LOC: Bank of America N.A., 0.330%, 06/07/11	4,710
8,000	New York City Municipal Water Finance Authority, Series F, Subseries F-2, Rev., VRDO, 0.150%, 06/01/11	8,000
40,200	New York City Municipal Water Finance Authority, 2nd Generation, Series DD-1, Class A, Rev., VRDO, 0.080%, 06/01/11	40,200
13,250	Series DD-2, Rev., VRDO, 0.090%, 06/01/11	13,250
24,800	Series DD-3B, Rev., VRDO, 0.110%, 06/01/11	24,800
30,650	New York City Municipal Water Finance Authority, 2nd Generation Resolution, Series 2008-BB-1, Rev., VRDO, 0.100%, 06/01/11	30,650
20,500	Series BB-1, Rev., VRDO, 0.140%, 06/01/11	20,500
18,685	Series BB-2, Rev., VRDO, 0.140%, 06/01/11	18,685
19,000	Series CC-1, Rev., VRDO, 0.120%, 06/01/11	19,000
15,400	New York City Municipal Water Finance Authority, Water & Sewer Systems, Subseries B-4, Rev., VRDO, 0.130%, 06/07/11	15,400
21,610	New York City Transitional Finance Authority, Series ROCS-RR-II-R-12054, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.220%, 06/07/11	21,610
15,000	Series ROCS-RR-II-R-12319, Rev., VRDO, LIQ: Citibank N.A., 0.170%, 06/07/11 (e)	15,000
7,280	Subseries 2-D, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 0.140%, 06/07/11	7,280
3,360	New York City Transitional Finance Authority, EAGLE, Series 2007-0004, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.190%, 06/07/11	3,360
36,060	Series 2007-0014, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.190%, 06/07/11	36,060
100	New York City Transitional Finance Authority, Future Tax Secured, Series B, Rev., VRDO, 0.140%, 06/01/11	100
5,300	Series C, Rev., VRDO, LOC: Morgan Stanley Bank, 0.110%, 06/01/11	5,300
7,000	Subseries C-5, Rev., VRDO, 0.130%, 06/01/11	7,000
3,660	New York City Transitional Finance Authority, New York City Recovery, Series 1, Subseries 1A, Rev., VRDO, LIQ: Landesbank Hessen-Thuringen, 0.170%, 06/07/11	3,660
14,000	Series 1, Subseries 1E, Rev., VRDO, LIQ: Bayerische Landesbank, 0.170%, 06/07/11	14,000
12,430	Series 3, Subseries 3-B, Rev., VRDO, 0.090%, 06/01/11	12,430
22,435	Series 3, Subseries 3-E, Rev., VRDO, 0.140%, 06/01/11	22,435
21,535	Series 3, Subseries 3-H, Rev., VRDO, 0.090%, 06/01/11	21,535
1,250	New York City Trust for Cultural Resources, American Museum of Natural History, Series A1, Rev., VRDO, 0.130%, 06/01/11	1,250
22,200	Series A2, Rev., VRDO, 0.130%, 06/01/11	22,200
4,150	New York City, Fiscal 2008, Subseries J-9, GO, VRDO, 0.140%, 06/07/11	4,150
3,750	Subseries J-11, GO, VRDO, 0.210%, 06/07/11	3,750
49,500	New York Convention Center Operating Corp., EAGLE, Series 2006-0072, Class A, Rev., VRDO, BHAC, AGC-ICC, AMBAC, LIQ: Citibank N.A., 0.190%, 06/07/11 New York Liberty Development Corp.,	49,500
12,400	Series 3232, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.190%, 06/07/11 (e)	12,400
9,200	Series ROCS-RR-II-R-11883, Rev., VRDO, LIQ: Citibank N.A., 0.200%, 06/07/11 (e)	9,200

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	New York — Continued
200,000	New York Liberty Development Corp., World Trade Center, Series A-2, Rev., 0.350%, 02/01/12	200,000
62,000	New York Liberty Development Corp., World Trade Center Project, Series A-1, Rev., VAR, 0.420%, 01/19/12	62,003
16,160	New York Liberty Development Project, Series ROCS-RR-II-R-11868, Rev., VRDO, LIQ: Citibank N.A., 0.200%, 06/07/11 (e)	16,160
	New York Local Government Assistance Corp.,
11,421	Series C, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.180%, 06/07/11	11,421
10,300	Series SG-100, Rev., VRDO, NATL- RE-IBC, 0.200%, 06/07/11	10,300
4,400	New York Mortgage Agency, Series ROCS-RR-II-R-11708, Rev., VRDO, LIQ: Citibank N.A., 0.230%, 06/07/11 (e)	4,400
20,800	New York State Dormitory Authority, City University, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.110%, 06/07/11	20,800
12,200	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.200%, 06/07/11	12,200
	New York State Dormitory Authority, Mental Health Services,
11,055	Subseries D-2E, Rev., VRDO, LOC: Royal Bank of Canada, 0.160%, 06/07/11	11,055
7,215	Subseries D-2H, Rev., VRDO, LOC: Royal Bank of Canada, 0.160%, 06/07/11	7,215
10,490	New York State Dormitory Authority, Royal, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.150%, 06/07/11	10,490
17,460	New York State Environmental Facilities Corp., MERLOTS, Series B-20, Rev., VRDO, 0.190%, 06/07/11	17,460
1,800	New York State Housing Finance Agency, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 06/07/11	1,800
2,755	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 06/07/11	2,755
8,000	New York State Housing Finance Agency, 101 West End, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 06/07/11	8,000
	New York State Housing Finance Agency, 150 East 44th Street,
37,200	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 06/07/11	37,200
4,100	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 06/07/11	4,100
65,800	New York State Housing Finance Agency, 188 Ludlow Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.210%, 06/07/11	65,800
4,200	New York State Housing Finance Agency, 240 East 39th Street Housing, Series A, Rev., VRDO, 0.190%, 06/07/11	4,200
30,600	New York State Housing Finance Agency, 250 West 93rd Street, Series 2005-A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.170%, 06/07/11	30,600
30,000	New York State Housing Finance Agency, 29 Flatbush Avenue Housing, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 06/07/11	30,000
7,200	New York State Housing Finance Agency, 345 East 94th Street Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.170%, 06/07/11	7,200
3,200	New York State Housing Finance Agency, 360 West 43rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 06/07/11	3,200
9,600	New York State Housing Finance Agency, 455 West 37th Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.270%, 06/07/11	9,600
10,800	New York State Housing Finance Agency, 8 East 102nd Street Housing, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.160%, 06/07/11	10,800
48,900	New York State Housing Finance Agency, 88 Leonard Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.170%, 06/07/11	48,900
10,300	New York State Housing Finance Agency, Bennington Hills Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 06/07/11	10,300
9,550	New York State Housing Finance Agency, Chelsea Arms Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 06/07/11	9,550

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	New York — Continued
7,400	New York State Housing Finance Agency, East 84th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 06/07/11	7,400
45,900	New York State Housing Finance Agency, Helena Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 06/07/11	45,900
24,300	New York State Housing Finance Agency, Historic Front Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.160%, 06/07/11	24,300
7,050	New York State Housing Finance Agency, North End, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 06/07/11	7,050
22,315	New York State Housing Finance Agency, Parkledge Apartments Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.220%, 06/07/11	22,315
6,680	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 0.220%, 06/07/11	6,680
11,300	New York State Housing Finance Agency, Theater Row, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.170%, 06/07/11	11,300
55,400	New York State Housing Finance Agency, Tribeca Green Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.180%, 06/07/11	55,400
4,850	New York State Housing Finance Agency, Union Square South Housing, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 06/07/11	4,850
10,000	New York State Housing Finance Agency, Victory Housing, Series 2002-A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.170%, 06/07/11	10,000
7,700	New York State Housing Finance Agency, West 33rd Street Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 06/07/11	7,700
2,500	New York State Housing Finance Agency, West 38th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.160%, 06/07/11	2,500
100	New York State Housing Finance Agency, Weyant Green Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 06/07/11	100
	New York State Housing Finance Agency, Worth Street,
5,500	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.170%, 06/07/11	5,500
31,000	Nuveen New York Select Quality Municipal Fund, Inc., VRDO, LIQ: Citibank N.A., 0.380%, 06/07/11	31,000
33,905	Sales Tax Asset Receivable Corp., Series ROCS-RR-II-R-10395, Rev., VRDO, AGM-CR, MBIA, 0.180%, 06/07/11 (e)	33,905
25,000	Town of Oyster Bay, GO, BAN, 2.000%, 03/09/12	25,299
	Triborough Bridge & Tunnel Authority,
7,685	Subseries B-3, Rev., VRDO, 0.190%, 06/07/11	7,685
60,855	Subseries CD, Rev., VRDO, AGM, 0.190%, 06/07/11	60,855
	Trust for Cultural Resources, Lincoln Center,
11,100	Series A-1, Rev., VRDO, LOC: Bank of America N.A., 0.130%, 06/01/11	11,100
17,950	Series A-2, Rev., VRDO, LOC: Bank of America N.A., 0.130%, 06/01/11	17,950
17,890	Wells Fargo Stage Trust, Series 2009- 12C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.190%, 06/07/11 (e)	17,890

		2,311,423

	North Carolina — 3.3%
20,605	Buncombe County Metropolitan Sewerage District, Series B, Rev., VRDO, 0.170%, 06/07/11	20,605
23,420	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare, Series H, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.120%, 06/01/11	23,420
6,820	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.170%, 06/07/11	6,820
1,500	City of Durham, Water & Sewer Utility Systems, Rev., VRDO, 0.190%, 06/07/11	1,500
	City of Greensboro, Combined Enterprise System,
22,690	Series B, Rev., VRDO, 0.170%, 06/07/11	22,690
28,920	Mecklenburg County, Series D, GO, VRDO, 0.280%, 12/27/11 (i)	28,920
	New Hanover County, Hospital, New Hanover Regional Medical,
6,265	Series A-2, Rev., VRDO, AGM, 0.250%, 06/07/11	6,265
23,690	Series B-2, Rev., VRDO, AGM, 0.250%, 06/07/11	23,690

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	North Carolina — Continued
48,000	North Carolina Capital Facilities Finance Agency, EAGLE, Series 2007-0016, Rev., VRDO, LIQ: Citibank N.A., 0.180%, 06/07/11	48,000
3,820	North Carolina Capital Facilities Finance Agency, Goodwill Community Foundation Project, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 06/07/11	3,820
18,045	North Carolina Capital Facilities Finance Agency, NCCU Real Estate, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 06/07/11	18,045
11,350	North Carolina Capital Facilities Finance Agency, Wolfpack Towers Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 06/07/11	11,350
15,755	North Carolina Capital Facilities Finance Agency, YMCA of Greater Charlotte Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 06/07/11	15,755
6,100	North Carolina Educational Facilities Finance Agency, Elon College, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 06/07/11	6,100
4,160	North Carolina Housing Finance Agency, Appalachian Student Housing, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.280%, 06/07/11	4,160
16,920	North Carolina Medical Care Commission, Duke University Hospital Project, Series A, GO, VRDO, 0.160%, 06/07/11	16,920
28,900	North Carolina Medical Care Commission, FirstHealth Carolinas Project, Rev., VRDO, 0.180%, 06/07/11	28,900
44,610	North Carolina Medical Care Commission, Hugh Chatham Memorial Hospital Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 06/07/11	44,610
14,570	North Carolina Medical Care Commission, Iredell Memorial Hospital, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.140%, 06/01/11	14,570
	North Carolina Medical Care Commission, Moses Cone Health System,
40,940	Rev., VRDO, 0.120%, 06/01/11	40,940
25,000	Series A, Rev., VRDO, 0.160%, 06/07/11	25,000
34,350	Series A, Rev., VRDO, 0.180%, 06/07/11	34,350
32,300	Series B, Rev., VRDO, 0.180%, 06/07/11	32,300
23,445	North Carolina Medical Care Commission, Randolph Hospital, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 06/01/11	23,445
4,800	North Carolina Medical Care Commission, Wake Forest University, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 06/07/11	4,800
29,300	North Carolina State Education Assistance Authority, Student Loan, Series A-1, Rev., VRDO, LOC: Royal Bank of Canada, 0.220%, 06/07/11	29,300
16,625	Person County Industrial Facilities & Pollution Control Financing Authority, Certainteed Gypsum, Inc., Rev., VRDO, LOC: Credit Industriel et Commercial, 0.170%, 06/07/11	16,625
5,560	State of North Carolina, Public Improvement, Series D, GO, VRDO, 0.160%, 06/07/11	5,560
19,800	University of North Carolina at Chapel Hill, EAGLE, Series 2006- 0024, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.180%, 06/07/11	19,800
	University of North Carolina at Chapel Hill, University Hospital,
31,850	Series A, Rev., VRDO, 0.140%, 06/01/11	31,850
11,400	Series A, Rev., VRDO, 0.160%, 06/07/11	11,400
37,670	Series B, Rev., VRDO, 0.140%, 06/01/11	37,670
	Wake County, School,
18,100	Series A, GO, VRDO, 0.150%, 06/07/11	18,100
11,500	Series B, GO, VRDO, 0.150%, 06/07/11	11,500

		688,780

	North Dakota — 0.2%
11,085	City of Grand Forks, The United Hospital Obligation Group, Series A, Rev., VRDO, LOC: Lasalle National Bank, 0.150%, 06/01/11	11,085
	North Dakota State Housing Finance Agency, Home Mortgage,
1,300	Series A, Rev., VRDO, 0.200%, 06/07/11	1,300
9,205	Series B, Rev., VRDO, 0.200%, 06/07/11	9,205
12,000	Series C, Rev., VRDO, 0.200%, 06/07/11	12,000

		33,590

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Ohio — 1.6%
2,185	Allen County, Catholic Healthcare, Series C, Rev., VRDO, LOC: Bank of Nova Scotia, 0.100%, 06/01/11	2,185
6,391	Austin Trust Various States, Series 2008-3308, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: Bank of America N.A., 0.320%, 06/07/11	6,391
8,575	County of Cuyahoga, Cleveland Clinic, Subseries B1, Rev., VRDO, 0.120%, 06/01/11	8,575
1,375	County of Cuyahoga, Health Care Facilities, Franciscan Communities, Series E, Rev., VRDO, LOC: Lasalle Bank N.A., 0.200%, 06/07/11	1,375
3,070	County of Hamilton, Series 2706, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Bank, 0.250%, 06/07/11	3,070
5,000	County of Montgomery, Miami Valley Hospital, Series C, Rev., VRDO, 0.120%, 06/01/11	5,000
11,445	Eclipse Funding Trust, Solar Eclipse, Chilli, Series 2007-0013, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	11,445
5,860	Eclipse Funding Trust, Solar Eclipse, Hamilton, Series 2006-0158, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	5,860
2,100	Franklin County, Holy Cross Health System, Rev., VRDO, 0.140%, 06/07/11	2,100
4,750	Ohio Housing Finance Agency, Residential Mortgage, Series 1422-R, Rev., VRDO, GNMA/FNMA, LIQ: Merrill Lynch Capital Services, 0.320%, 06/07/11	4,750
20,175	Ohio Housing Finance Agency, Residential Mortgage, Mortgage- Backed Securities Program, Series M, Rev., VRDO, AMT, GNMA/FNMA, 0.170%, 06/07/11	20,175
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
19,100	Series B, Rev., VRDO, AMT, GNMA/FNMA, 0.210%, 06/07/11	19,100
28,070	Series F, Rev., VRDO, AMT, GNMA/FNMA, 0.170%, 06/07/11	28,070
32,200	Series F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.170%, 06/07/11	32,200
	Ohio State Higher Educational Facility Commission, Case Western Reserve University,
15,275	Series A, Rev., VRDO, 0.150%, 06/01/11	15,275
5,100	Series B-1, Rev., VRDO, LOC: U.S. Bank N.A., 0.120%, 06/01/11	5,100
1,000	Ohio State University (The), Series B, Rev., VRDO, 0.120%, 06/07/11	1,000
	Puttable Floating Option Tax-Exempt Receipts,
44,350	Rev., VRDO, LIQ: Bank of America N.A., 0.300%, 06/07/11 (e)	44,350
37,100	Series MT-567, Rev., VRDO, NATL- RE, LIQ: Merrill Lynch International Bank Ltd., 0.350%, 06/07/11	37,100
32,585	Series MT-667, Rev., VRDO, LIQ: Bank of America N.A., 0.440%, 06/07/11 (e)	32,585
51,730	Series MT-670, Rev., VRDO, AMBAC, LIQ: Bank of America N.A., 0.440%, 06/07/11 (e)	51,730

		337,436

	Oklahoma — 0.3%
20,000	Oklahoma Development Finance Authority, Series A2, Rev., VRDO, AGC, 0.180%, 06/07/11	20,000
15,305	Oklahoma State Capital Improvement Authority, Higher Education, Series D1, Rev., VRDO, 0.150%, 06/01/11	15,305
14,665	Oklahoma University Hospital, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 06/07/11	14,665
10,490	Tulsa County Home Finance Authority, Multi-Family Housing, Waterford Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 06/07/11	10,490

		60,460

	Oregon — 0.9%
7,800	City of Portland, Housing Authority, Multi-Family Housing, Civic Apartments Redevelopment, Rev., VRDO, AMT, FHLMC, 0.250%, 06/07/11	7,800
15,450	Clackamas County Hospital Facility Authority, Legacy Health Systems, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.150%, 06/07/11	15,450
6,925	Oregon State Housing & Community Services Department, Covenant Retirement, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.200%, 06/07/11	6,925
	Oregon State Housing & Community Services Department, Single Family Mortgage Program,
13,685	Series F, Rev., VRDO, AMT, 0.170%, 06/07/11	13,685
30,000	Series H, Rev., VRDO, AMT, 0.220%, 06/07/11	30,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Oregon — Continued
57,800	Port of Portland, Portland Bulk Terminal, Rev., VRDO, LOC: Canadian Imperial Bank, 0.170%, 06/07/11	57,800
22,100	Port of Portland, Portland International Airport, Series 18, Subseries 18B, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.180%, 06/07/11	22,100
25,440	Puttable Floating Option Tax-Exempt Receipts, Series MT-664, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.150%, 06/07/11 (e)	25,440

		179,200

	Other Territories — 6.2%
7,500	Austin Trust Various States, Series 2008-1091, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.250%, 06/07/11	7,500
	BlackRock,
94,600	0.380%, 06/07/11	94,600
	Deutsche Bank Spears/Lifers Trust Various States,
17,405	Series DB-292, Rev., VRDO, LIQ: Deutsche Bank AG, 0.180%, 06/07/11	17,405
9,615	Series DB-295, Rev., VRDO, NATL- RE, LIQ: Deutsche Bank AG, 0.180%, 06/07/11	9,615
11,345	Series DB-325, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.180%, 06/07/11	11,345
14,110	Series DB-327, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.180%, 06/07/11	14,110
71,805	Series DB-331, Rev., VRDO, NATL- RE, LIQ: Deutsche Bank AG, 0.180%, 06/07/11	71,805
11,960	Series DB-343, Rev., VRDO, NATL- RE, LIQ: Deutsche Bank AG, 0.170%, 06/07/11	11,960
27,970	Eagle Tax-Exempt Trust, Rev., VRDO, FHLMC COLL, LIQ: FHLB, 0.250%, 06/07/11	27,970
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
93,887	Series M017, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.220%, 06/07/11	93,887
18,929	Series M019, Class A, Rev., VRDO, FHLMC, 0.230%, 06/07/11	18,929
24,975	Series M020, Class A, Rev., VRDO, FHLMC, 0.230%, 06/07/11	24,975
19,705	Series M023, Class A, Rev., VRDO, FHLMC, 0.230%, 06/07/11	19,705
19,065	Series M024, Class A, Rev., VRDO, LIQ: FHLMC, 0.230%, 06/07/11	19,065
130,000	Nuveen Insured Municipal Bond, 0.380%, 06/07/11	130,000
39,000	Nuveen Investment Quality Municipal Fund, Inc., 0.410%, 06/07/11	39,000
74,500	Nuveen Municipal Market Opportunity Fund, Inc., VRDO, LIQ: Deutsche Bank AG, 0.380%, 06/07/11 (e)	74,500
38,000	Nuveen Premier Municipal Income Fund, Inc., 0.410%, 06/07/11	38,000
40,000	Nuveen Premium Income Municipal Fund 2, 0.410%, 06/07/11	40,000
35,000	Nuveen Select Quality Municipal Fund, 0.410%, 06/07/11	35,000
	Puttable Floating Option Tax-Exempt Receipts,
51,850	Series MT-389, Rev., VRDO, NATL- RE, LIQ: Merrill Lynch International Bank Ltd., 0.320%, 06/07/11	51,850
38,620	Series PPT-34, Class A, FHLMC, LIQ: FHLMC, 0.280%, 06/07/11	38,620
93,025	Series PPT-1001, Class C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.210%, 06/07/11	93,025
170,350	Series PPT-1006, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.280%, 06/07/11	170,350
111,265	Series PPT-1008, Class A, GO, VRDO, FHLMC, LIQ: FHLMC, 0.210%, 06/07/11	111,265
26,470	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., LIQ: FHLMC, 0.330%, 06/07/11	26,470
8,350	SunAmerica Trust, Various States, Series 2, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.250%, 06/07/11	8,350

		1,299,301

	Pennsylvania — 2.7%
51,975	Allegheny County Higher Education Building Authority, Carnegie Mellon University, Rev., VRDO, 0.110%, 06/01/11	51,975
	Bucks County IDA, Grand View Hospital,
16,190	Series A, Rev., VRDO, LOC: TD Bank N.A., 0.110%, 06/07/11	16,190
8,395	Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.150%, 06/07/11	8,395
64,000	City of Philadelphia, Series A, GO, TRAN, 2.000%, 06/30/11	64,066
31,000	Dallastown Area School District, Series A, GO, 1.500%, 04/16/12	31,247

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Pennsylvania — Continued
64,665	Delaware River Port Authority, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.110%, 06/07/11	64,665
11,700	Doylestown Hospital Authority, Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.150%, 06/07/11	11,700
14,900	Geisinger Authority, Health System, Rev., VRDO, 0.140%, 06/01/11	14,900
8,515	Lancaster County Hospital Authority, Health Systems, Lancaster General Hospital, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 06/01/11	8,515
18,405	Luzerne County IDA, Multifamily Housing, Series 35G, Rev., VRDO, LIQ: Goldman Sachs Special Situations, LOC: Goldman Sachs & Co., 0.190%, 06/07/11	18,405
	Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project,
4,810	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/11	4,810
2,205	Series A-T2, Rev., VRDO, LIQ: FNMA, 0.180%, 06/07/11	2,205
16,780	Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/11	16,780
17,500	Nuveen Pennsylvania Investment Quality Municipal Fund, VRDO, LIQ: Citibank N.A., 0.380%, 06/07/11	17,500
21,530	Pennsylvania Economic Development Financing Authority, MERLOTS, Series F01, Rev., VRDO, 0.190%, 06/07/11	21,530
740	Pennsylvania Energy Development Authority, B&W Ebensburg Project, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.210%, 06/07/11	740
22,500	Pennsylvania Higher Educational Facilties Authority, Drexel University, Second Series, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.150%, 06/07/11	22,500
1,835	Pennsylvania Housing Finance Agency, MERLOTS, Series C-32, Rev., VRDO, 0.190%, 06/07/11	1,835
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
25,000	Series 82-C, Rev., VRDO, AMT, 0.190%, 06/07/11	25,000
21,800	Series 83-C, Rev., VRDO, AMT, LOC: FNMA, 0.170%, 06/07/11	21,800
15,000	Series 85-B, Class B, Rev., VRDO, 0.170%, 06/07/11	15,000
22,765	Pennsylvania State Public School Building Authority, Series 1552, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.180%, 06/07/11	22,765
20,000	Philadelphia Authority for Industrial Development, Series B-2, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 06/07/11	20,000
10,400	Philadelphia Authority for Industrial Development, Regional Performing Arts Center Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.170%, 06/07/11	10,400
	RBC Municipal Products, Inc. Trust, Floater Certificates,
19,800	Series E-15, Rev., VRDO, LIQ: Royal Bank of Canada, 0.190%, 06/07/11 (e)	19,800
30,000	Series E-16, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.180%, 06/07/11 (e)	30,000
14,000	State Public School Building Authority, Series 1479, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.180%, 06/07/11	14,000
14,120	Wells Fargo Stage Trust, Series 2008- 1C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.190%, 06/07/11 (e)	14,120

		570,843

	Puerto Rico — 0.1%
19,528	Austin Trust Various States, Series 2008-355, Rev., VRDO, LOC: Bank of America N.A., 0.340%, 06/07/11	19,528

	Rhode Island — 0.5%
14,960	Narragansett Bay Commission Wastewater Systems, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.160%, 06/07/11	14,960
9,320	Puttable Floating Option Tax-Exempt Receipts, Series PT-4670, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.320%, 06/07/11 (e)	9,320
2,080	Rhode Island Health & Educational Building Corp., International Institute of Rhode Island, Rev., VRDO, LOC: Fleet National Bank, 0.400%, 06/07/11	2,080
	Rhode Island Health & Educational Building Corp., Rhode Island School of Design,
11,100	Series A, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 06/07/11	11,100

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Rhode Island — Continued
6,650	Series B, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 06/07/11	6,650
14,145	Rhode Island Health & Educational Building Corp., St. George’s School, Rev., VRDO, LIQ: Bank of America N.A., 0.300%, 06/07/11	14,145
7,000	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, Sutterfield, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.290%, 06/07/11	7,000
22,840	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, University Heights, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.290%, 06/07/11	22,840
2,700	Rhode Island Industrial Facilities Corp., ExxonMobil Project, Rev., VRDO, 0.090%, 06/01/11	2,700
13,000	Rhode Island Student Loan Authority, Loan amount Program, Series B-4, Rev., VRDO, AMT, LOC: State Street Bank & Trust Co., 0.170%, 06/07/11	13,000

		103,795

South Carolina — 0.5%
3,000	Cherokee County, Oshkosh Truck Project, Rev., VRDO, LOC: Bank of America N.A., 0.420%, 06/07/11	3,000
12,130	City of North Charleston, Public Facilities Convention, COP, VRDO, LOC: Bank of America N.A., 0.190%, 06/07/11	12,130
16,370	Clarendon Hospital District, Health Care Facilities, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.230%, 06/07/11	16,370
30,780	Eclipse Funding Trust, Solar Eclipse, SCAGO, Series 2007-0003, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	30,780
10,510	South Carolina Educational Facilities Authority, Furman University, Series B, Rev., VRDO, 0.140%, 06/01/11	10,510
900	South Carolina Educational Facilities Authority, Morris College Project, Rev., VRDO, LOC: Bank of America N.A., 0.370%, 06/07/11	900
18,000	South Carolina Jobs & EDA, CPF Properties II LLC Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 06/07/11	18,000
1,585	South Carolina Jobs & EDA, South Carolina Catholic Diocese Project, Rev., VRDO, LOC: Bank of America N.A., 0.330%, 06/07/11	1,585
3,765	South Carolina Jobs & EDA, Thompson Steel Co., Inc., Project, Rev., VRDO, LOC: Bank of America N.A., 0.520%, 06/07/11	3,765
10,000	South Carolina State Public Service Authority, EAGLE, Series 2006- 0007, Class A, Rev., VRDO, NATL- RE, LIQ: Citibank N.A., 0.190%, 06/07/11	10,000

		107,040

South Dakota — 0.6%
16,960	South Dakota Health & Educational Facilities Authority, Series 3109, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.180%, 06/07/11 (e)	16,960
27,805	South Dakota Health & Educational Facilities Authority, Regional Health, Rev., VRDO, LOC: U.S. Bank N.A., 0.130%, 06/01/11	27,805
	South Dakota Housing Development Authority, Home Ownership Mortgage,
14,525	Series A, Rev., VRDO, 0.150%, 06/07/11	14,525
12,000	Series C, Rev., VRDO, AMT, 0.210%, 06/07/11	12,000
19,200	Series C-1, Rev., VRDO, 0.200%, 06/07/11	19,200
10,300	Series D, Rev., VRDO, 0.200%, 06/07/11	10,300
5,000	Series F, Rev., VRDO, 0.230%, 06/07/11	5,000
22,750	Series G, Rev., VRDO, 0.200%, 06/07/11	22,750

		128,540

Tennessee — 1.1%
	Blount County Public Building Authority, Local Government Public Improvement,
20,165	Series E-3-B, Rev., VRDO, LOC: KBC Bank N.V., 0.170%, 06/01/11	20,165
14,125	Series E-3-C, Rev., VRDO, LOC: KBC Bank N.V., 0.170%, 06/01/11	14,125
2,800	Series E-3-D, Rev., VRDO, LOC: KBC Bank N.V., 0.170%, 06/01/11	2,800
8,555	Series E-3-E, Rev., VRDO, LOC: KBC Bank N.V., 0.170%, 06/01/11	8,555
10,100	Series E-4-A, Rev., VRDO, LOC: KBC Bank N.V., 0.170%, 06/01/11	10,100

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Tennessee — Continued
17,600	Clarksville Public Building Authority, Morristown Loans, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 06/01/11	17,600
	Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Board,
12,020	Rev., VRDO, LOC: Bank of America N.A., 0.150%, 06/01/11	12,020
2,630	Rev., VRDO, LOC: Bank of America N.A., 0.240%, 06/07/11	2,630
14,675	Memphis Health Educational & Housing Facility Board, Multi-Family Housing, Watergrove Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.180%, 06/07/11	14,675
6,405	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Vanderbilt University, Series A, Rev., VRDO, 0.140%, 06/07/11	6,405
23,710	Metropolitan Government Nashville & Davidson County, Industrial Development Board, YMCA Project, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 06/07/11	23,710
	Montgomery County Public Building Authority, Tennessee County Loan Pool,
31,285	Rev., VRDO, LOC: Bank of America N.A., 0.150%, 06/01/11	31,285
5,760	Rev., VRDO, LOC: Bank of America N.A., 0.240%, 06/07/11 Sevier County Public Building Authority, Local Government Public Improvement,	5,760
16,150	Series A-1, Rev., VRDO, LOC: KBC Bank N.V., 0.170%, 06/01/11	16,150
9,725	Series A-2, Rev., VRDO, LOC: KBC Bank N.V., 0.170%, 06/01/11	9,725
10,095	Series A-3, Rev., VRDO, LOC: KBC Bank N.V., 0.170%, 06/01/11	10,095
7,140	Series E-1, Rev., VRDO, LOC: KBC Bank N.V., 0.240%, 06/07/11	7,140
4,735	Series M-1, Rev., VRDO, 0.280%, 06/07/11	4,735
4,625	Shelby County Health, Educational & Housing Facilities Board, Rhodes College, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 06/07/11	4,625

		222,300

Texas — 9.8%
	Austin Trust Various States,
5,000	Series 2008-1147, GO, VRDO, LIQ: Bank of America N.A., 0.250%, 06/07/11	5,000
5,605	Series 2008-3023X, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.250%, 06/07/11	5,605
9,335	Series 2008-3315, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.250%, 06/07/11 (e)	9,335
9,100	Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 06/07/11	9,100
1,200	Calhoun County Port Authority, Formosa Plastics Corp. Project, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 06/07/11	1,200
40,000	City of Houston, First Lien, Series B1, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 06/07/11	40,000
64,665	City of Houston, MERLOTS, Series B17, Rev., VRDO, NATL-RE, 0.190%, 06/07/11 (e)	64,665
	City of San Antonio, Electric & Gas,
24,200	Series SG-104, Rev., VRDO, LIQ: Societe Generale, 0.180%, 06/07/11 (p)	24,200
4,195	Series SG-105, LOC: Societe Generale, 0.180%, 06/07/11 (p)	4,195
11,000	City of San Antonio, Electric & Gas Systems, Junior Lien, Rev., VRDO, 0.190%, 06/07/11	11,000
6,435	City of San Antonio, Water Revenue, Series SG-159, Rev., VRDO, AGM, 0.170%, 06/07/11	6,435
48,500	County of Harris, Toll Road, Senior Lien, Series A-2, Rev., VAR, 2.000%, 08/15/11	48,664
51,160	Crawford Education Facilities Corp., Houston Baptist University, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 06/07/11	51,160
19,040	Crawford Educational Facilities Corp., Southwestern University Project, Series B, Rev., VRDO, 0.160%, 06/07/11	19,040
6,800	Dallas Performing Arts Cultural Facilities Corp., Dallas Center Foundation Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 06/01/11	6,800
5,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., FlightSafety International, Inc. Project, Rev., VRDO, 0.180%, 06/07/11	5,000
	Deutsche Bank Spears/Lifers Trust Various States,

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Texas — Continued
24,965	Series DB-456, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.190%, 06/07/11	24,965
28,310	Series DB-515, Rev., VRDO, LIQ: Deutsche Bank AG, 0.170%, 06/07/11	28,310
13,490	Series DB-638, Rev., VRDO, LIQ: Deutsche Bank AG, 0.190%, 06/07/11	13,490
10,770	Eclipse Funding Trust, Solar Eclipse, El Paso, Series 2006-0032, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	10,770
15,805	Eclipse Funding Trust, Solar Eclipse, Houston, Series 2007-0033, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	15,805
5,600	Eclipse Funding Trust, Solar Eclipse, North East Independent School District, Series 2006-0058, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	5,600
19,185	Eclipse Funding Trust, Solar Eclipse, Texas, Series 2006-0088, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	19,185
10,085	Eclipse Funding Trust, Solar Eclipse, Waco, Series 2007-0040, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	10,085
24,889	Garland Health Facilities Development Corp., Chambrel Club Hill, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/11	24,889
24,150	Gulf Coast Waste Disposal Authority, Exxon Project, Rev., VRDO, 0.100%, 06/01/11	24,150
35,000	Harris County Cultural Education Facilities Finance Corp., Hermann Memorial Hospital, Series C, Rev., VRDO, LOC: Wachovia Bank N.A., 0.180%, 06/07/11	35,000
50,600	Harris County Flood Control District, Series ROCS-RR-II-R-10396, GO, VRDO, 0.170%, 06/07/11 (e)	50,600
20,000	Harris County Industrial Development Corp., Hfotco LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 06/07/11	20,000
30,000	Harris County, EAGLE, Series 2007- 0078, Class A, Rev., VRDO, BHAC- CR, NATL-RE, LIQ: Citibank N.A., 0.190%, 06/07/11	30,000
7,435	Judson Independent School District, Series ROCS-RR-II-R-11521, GO, VRDO, AGC, LIQ: Citibank N.A., 0.190%, 06/07/11	7,435
19,185	Lamar Consolidated Independent School District, Schoolhouse, GO, VRDO, PSF-GTD, 0.190%, 06/07/11	19,185
15,600	Lower Neches Valley Authority Industrial Development Corp., Exxonmobil Project, Series B, Rev., VRDO, 0.100%, 06/01/11	15,600
24,465	Mansfield Independent School District, MERLOTS, Series B11, GO, VRDO, PSF-GTD, 0.190%, 06/07/11	24,465
	North Texas Health Facility Development Corp., Baylor Health Care System Project,
71,875	0.230%, 06/07/11	71,875
55,735	Series C, Rev., VRDO, AGM, 0.220%, 06/07/11	55,735
9,800	North Texas Higher Education Authority, Series A, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.200%, 06/07/11	9,800
36,280	North Texas Tollway Authority, Series 2903, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.180%, 06/07/11	36,280
16,125	Pasadena Independent School District, Series A, GO, VRDO, PSF- GTD, 0.200%, 06/07/11	16,125
600	Port of Port Arthur Navigation District, Fina Oil & Chemical Co. Project, Rev., VRDO, 0.200%, 06/01/11	600
21,800	Port of Port Arthur Navigation District, Texaco, Inc. Project, Rev., VRDO, 0.110%, 06/01/11	21,800
	Puttable Floating Option Tax-Exempt Receipts,
15,335	Series MT-635, Rev., VRDO, NATL- RE, LIQ: Bank of America N.A., 0.300%, 06/07/11 (e)	15,335
25,090	Series MT-641, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.300%, 06/07/11 (e)	25,090
20,000	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-14, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.180%, 06/07/11 (e)	20,000
9,300	Southeast Texas Housing Finance Corp.,Wyndham Park Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 06/07/11	9,300
948,170	State of Texas, Rev., TRAN, 2.000%, 08/31/11	952,032
23,000	State of Texas, College Student Loan, GO, VRDO, 0.210%, 06/07/11	23,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Texas — Continued
37,600	State of Texas, EAGLE, Series 2006- 0126, Class A, GO, VRDO, LIQ: Citibank N.A., 0.180%, 06/07/11	37,600
	State of Texas, Veterans Housing Assistance Fund,
6,500	Series A-1, GO, VRDO, LIQ: Texas State Treasurer, 0.180%, 06/07/11	6,500
6,665	Series II-A, GO, VRDO, 0.190%, 06/07/11	6,665
16,745	Series II-B, GO, VRDO, 0.210%, 06/07/11	16,745
9,875	Tarrant County Cultural Education Facilities Finance Corp., Series 1760, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.190%, 06/07/11	9,875
8,700	Tarrant County Housing Finance Corp., Multi-Family Housing, Remington Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 06/07/11	8,700
14,040	Texas Department of Housing & Community Affairs, Multi-Family Housing, Lancaster Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 06/07/11	14,040
9,550	Texas Department of Housing & Community Affairs, Multi-Family Housing, Reading Pond Apartments, Senior, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.210%, 06/07/11	9,550
985	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments, Series A-1, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.220%, 06/07/11	985

		2,058,565

Utah — 0.9%
3,978	Austin Trust Various States, Series 2008-3300, Rev., VRDO, LIQ: Bank of America N.A., 0.320%, 06/07/11	3,978
24,805	Central Utah Water Conservancy District, Series A, Rev., VRDO, 0.210%, 06/07/11	24,805
25,000	Emery County, Pacific Corp., Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 06/07/11	25,000
10,080	Park City, U.S. Ski & Snowboard Association, Series U, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 06/07/11	10,080
10,355	Salt Lake City, Valley Mental Health Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 06/07/11	10,355
	Utah Housing Corp., Single Family Mortgage,
13,700	Series A, Class I, Rev., VRDO, 0.180%, 06/07/11	13,700
5,220	Series A, Class I, Rev., VRDO, 0.190%, 06/07/11	5,220
16,000	Series B, Class I, Rev., VRDO, 0.180%, 06/07/11	16,000
6,805	Series E-1, Class I, Rev., VRDO, 0.180%, 06/07/11	6,805
11,800	Series I, Rev., VRDO, 0.230%, 06/07/11	11,800
	Utah Housing Finance Agency, Single Family Mortgage,
3,300	Series C-1, Class I, Rev., VRDO, 0.180%, 06/07/11	3,300
7,420	Series D-1, Rev., VRDO, AMT, 0.190%, 06/07/11	7,420
7,560	Series E-1, Rev., VRDO, AMT, 0.190%, 06/07/11	7,560
6,590	Series F-2, Class I, Rev., VRDO, 0.230%, 06/07/11	6,590
	Utah Transit Authority, Sales Tax Revenue,
13,500	Series 3006, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.180%, 06/07/11 (e)	13,500
13,700	Subseries B, Rev., VRDO, LOC: BNP Paribas, 0.100%, 06/01/11	13,700
12,500	Washington County-St. George Interlocal Agency, Rev., VRDO, LOC: Bank of America N.A., 0.240%, 06/07/11	12,500
6,000	Weber County, IHC Health Care Services, Series A, Rev., VRDO, 0.130%, 06/01/11	6,000

		198,313
Vermont — 0.2%
15,475	University of Vermont & State Agricultural College, EAGLE, Series 2006-0086, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 0.190%, 06/07/11	15,475
28,945	Vermont Educational & Health Buildings Financing Agency, Norwich University Project, Rev., VRDO, LOC: TD Bank N.A., 0.150%, 06/07/11	28,945

		44,420

Virginia — 1.0%
6,800	Albermarle County EDA, Health Services Foundation, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 06/01/11	6,800
9,400	Campbell County IDA, Georgia Pacific Corp. Project, ACES, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 06/07/11	9,400

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Virginia — Continued
5,635	City of Alexandria IDA, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 06/07/11	5,635
32,225	Clarke County IDA, Winchester Medical Center Inc., Rev., VRDO, AGM, 0.270%, 06/07/11	32,225
4,400	Fairfax County EDA, Public Broadcasting Services Project, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 06/07/11	4,400
24,255	Fairfax County EDA, The Lorton Arts Foundation Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 06/07/11	24,255
12,000	Harrisonburg Redevelopment & Housing Authority, Multi-family Housing, Series MT-323, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.210%, 06/07/11	12,000
18,445	James City County EDA, United Methodist Homes, Series C, Rev., VRDO, LOC: Lasalle Bank N.A., 0.200%, 06/07/11	18,445
9,500	James City County IDA, Housing Chambrel Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.180%, 06/07/11	9,500
16,030	Lexington IDA, MERLOTS, Series E01, Rev., VRDO, 0.190%, 06/07/11	16,030
3,930	Virginia College Building Authority, 21st Century College, Series C, Rev., VRDO, 0.140%, 06/01/11	3,930
800	Virginia College Building Authority, Shenandoah University Project, Rev., VRDO, LOC: Branch Banking & Trust, 0.110%, 06/01/11	800
27,245	Virginia College Building Authority, University of Richmond Project, Rev., VRDO, 0.140%, 06/01/11	27,245
20,525	Virginia Commonwealth University, Series B, Rev., VRDO, AMBAC, LOC: Wachovia Bank N.A., 0.140%, 06/01/11	20,525
13,680	Virginia Small Business Financing Authority, Virginia State University Real Estate, Rev., VRDO, LOC: Bank of America N.A., 0.160%, 06/01/11	13,680

		204,870

Washington — 2.0%
4,000	City of Seattle, Municipal Securities Trust Receipts, Series SGA-142, GO, VRDO, LIQ: Societe Generale, 0.200%, 06/07/11	4,000
8,915	Eagle Tax-Exempt Trust, Series 2009- 0049, Class A, Rev., VRDO, AGM- CR, NATL-RE, LIQ: Citibank N.A., 0.180%, 06/07/11 (e)	8,915
35,880	Eclipse Funding Trust, Solar Eclipse, Port Seattle, Series 2006-0063, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.180%, 06/07/11 (e)	35,880
10,695	Eclipse Funding Trust, Solar Eclipse, Washington, Series 2006-0009, GO, VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	10,695
695	Seattle Housing Authority, Low Income Housing Assistance, Bayview Manor Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.200%, 06/07/11	695
9,000	Snohomish County Public Hospital District No. 2, Stevens Healthcare, GO, VRDO, LOC: Bank of America N.A., 0.330%, 06/07/11	9,000
26,100	State of Washington, Series VR-96A, GO, VRDO, 0.170%, 06/07/11	26,100
	State of Washington, MERLOTS,
21,485	Series B-22, GO, VRDO, AGM, 0.190%, 06/07/11	21,485
28,930	Series B-22, GO, VRDO, FGIC, MBIA, 0.190%, 06/07/11	28,930
33,050	Series B-23, GO, VRDO, NATL-RE, 0.190%, 06/07/11	33,050
4,800	Washington Economic Development Finance Authority, Novelty Hill Properties LLC, Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.300%, 06/07/11	4,800
	Washington Health Care Facilities Authority, Multicare Health System,
35,605	Series C, Rev., VRDO, AGM, 0.230%, 06/07/11	35,605
53,230	Series D, Rev., VRDO, AGM, 0.140%, 06/01/11	53,230
6,770	Washington Health Care Facilities Authority, Southwest Washington Medical Center, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 06/07/11	6,770
28,000	Washington Health Care Facilities Authority, Swedish Health Services, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.150%, 06/07/11	28,000
11,000	Washington State Housing Finance Commission, Series PA-1430-R, Rev., VRDO, GNMA/FNMA/FHLMC, 0.320%, 06/07/11	11,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Washington — Continued
4,500	Washington State Housing Finance Commission, Bush School Project, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 06/07/11	4,500
2,545	Washington State Housing Finance Commission, Multi-Family Housing, Granite Falls Assisted Living Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.200%, 06/07/11	2,545
280	Washington State Housing Finance Commission, Multi-Family Housing, JATC Educational Development Trust Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.130%, 06/01/11	280
13,600	Washington State Housing Finance Commission, Multi-Family Housing, Mallard Lakes Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 06/07/11	13,600
10,600	Washington State Housing Finance Commission, Seattle County Day School, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 06/07/11	10,600
13,430	Washington State Housing Finance Commission, Single Family Housing, Single Family Program, Series 1A, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.190%, 06/07/11	13,430
4,690	Washington State Housing Finance Commission, Spokane Community College Foundation, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 06/07/11	4,690
15,410	Washington State Housing Finance Commission, St. Thomas School Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 06/07/11	15,410
14,005	Washington State Housing Finance Commission, YMCA Snohomish County Project, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 06/01/11	14,005
20,450	Wells Fargo Stage Trust, Series 35-C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.190%, 06/07/11 (e)	20,450

		417,665

West Virginia — 0.2%
15,390	Eclipse Funding Trust, Solar Eclipse, Various States, Series 2006-0050, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.180%, 06/07/11	15,390
19,265	Eclipse Funding Trust, Solar Eclipse, West Virginia, Series 2006-0132, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	19,265

		34,655

Wisconsin — 3.2%
32,500	City of Milwaukee, Rev., RAN, 2.000%, 06/27/11	32,538
64,000	Madison Metropolitan School District, Rev., TRAN, 1.500%, 09/02/11	64,179
91,200	Puttable Floating Option Tax-Exempt Receipts, Series MT-628, Rev., VRDO, NATL-RE, LIQ: Merrill Lynch International Bank Ltd., 0.350%, 06/07/11 (e)	91,200
28,300	Racine Unified School District, Rev., TRAN, 2.000%, 07/18/11	28,355
171,500	State of Wisconsin, Rev., TAN, 2.000%, 06/15/11	171,599
19,940	Wells Fargo Stage Trust, Series 2009- 10C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.190%, 06/07/11 (e)	19,940
	Wisconsin Health & Educational Facilities Authority,
19,260	Series 3114, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.180%, 06/07/11 (e)	19,260
24,715	Series PT-761, Rev., VRDO, NATL- RE, 0.300%, 06/07/11	24,715
	Wisconsin Health & Educational Facilities Authority, Foedtert & Community Health,
14,900	Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.160%, 06/07/11	14,900
12,200	Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.110%, 06/01/11	12,200
76,650	Wisconsin Health & Educational Facilities Authority, Hospital Sister’s Services, Inc., Series B-1, Rev., VRDO, AGM, 0.230%, 06/07/11	76,650
29,240	Wisconsin Health & Educational Facilities Authority, Meriter Hospital, Inc., Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.130%, 06/01/11	29,240
	Wisconsin Housing & EDA,
37,190	Series A, Rev., VRDO, 0.200%, 06/07/11	37,190
58,850	Series D, Rev., VRDO, LOC: FNMA, 0.200%, 06/07/11	58,850

		680,816

Wyoming — 0.5%
22,900	City of Kemmerer, PCR, Exxon Project, Rev., VRDO, 0.100%, 06/01/11	22,900

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Wyoming — Continued
	Lincoln County, PCR, Exxon Project,
22,870	Series A, Rev., VRDO, 0.100%, 06/01/11	22,870
22,000	Series B, Rev., VRDO, 0.100%, 06/01/11	22,000
9,425	Series C, Rev., VRDO, 0.100%, 06/01/11	9,425
12,600	Platte County, PCR, Series A, Rev., VRDO, LOC: National Rural Utility Financing, 0.260%, 06/01/11	12,600
4,955	Wyoming Community Development Authority, Series PA-1452-R, Rev., VRDO, 0.320%, 06/07/11	4,955
10,000	Wyoming Community Development Authority, Single-Family Mortgage, Series A, Rev., VRDO, 0.160%, 06/07/11	10,000

		104,750

	Total Municipal Bonds
	(Cost $19,104,987)	19,104,987

Municipal Commercial Paper — 3.9% (n)
California — 0.1%
22,500	California Statewide Communities Development Authority, 0.370%, 06/09/11	22,500

District of Columbia — 0.1%
27,000	District of Columbia, 0.300%, 06/02/11	27,000

Florida — 0.5%
25,000	Alachua County Health Facilities Authority, 0.270%, 06/20/11	25,000
43,829	City of Cape Coral, 0.260%, 06/02/11	43,829
29,592	Florida Local Government Finance Commission, 0.310%, 06/01/11	29,592

		98,421

Maryland — 0.7%
21,400	Baltimore County, 0.300%, 06/02/11	21,400
	Maryland Health & Higher Educational Facilities Authority,
114,705	0.300%, 06/02/11	114,705

		136,105

Massachusetts — 0.2%
45,600	Massachusetts Water Resources Authority, 0.300%, 08/01/11	45,600

Michigan — 0.2%
30,000	Michigan State Housing Development Authority, 0.280%, 06/01/11	30,000

Minnesota — 0.3%
18,250	Regents of the University of Minnesota, 0.320%, 10/04/11	18,250
50,000	Rochester, Minnesota Health Care Facilities, 0.260%, 07/14/11	50,000

		68,250

Nevada — 0.4%
84,000	Las Vegas Valley Water District, 0.300%, 06/02/11	84,000

New York — 0.1%
25,000	Metropolitan Transportation Authority, 0.300%, 09/07/11	25,000

Tennessee — 0.4%
30,000	Metropolitan Government Nashville & Davidson County, 0.300%, 10/25/11	30,000
49,205	0.340%, 06/01/11	49,205

		79,205

Texas — 0.2%
35,000	City of Garland, 0.260%, 06/02/11	35,000

Washington — 0.2%
16,785	Port of Seattle, 0.300%, 06/09/11	16,785
28,000	University of Washington, 0.280%, 06/01/11	28,000

		44,785

Wisconsin — 0.5%
46,537	State of Wisconsin, 0.260%, 06/02/11	46,537
36,316	0.290%, 06/02/11	36,316
29,275	0.300%, 07/12/11	29,275

		112,128

	Total Municipal Commercial Paper
	(Cost $807,994)	807,994

	Total Investments — 95.0%
	(Cost $19,912,981) *	19,912,981
	Other Assets in Excess of Liabilities — 5.0%	1,048,297

	NET ASSETS — 100.0%	$20,961,278

Percentages indicated are based on net assets.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.†
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
BNY	—	Bank of New York
CCRC	—	Congregate Care Retirement Center
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
ICC	—	Insured Custody Certificates
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Insurance Corp.
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
NATL	—	Insured by National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
ROCS	—	Reset Option Certificates
TAN	—	Tax Anticipation Note
TCRS	—	Transferable Custodial Receipts
TRAN	—	Tax & Revenue Anticipation Note
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2011.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2011.
XLCA	—	Insured by XL Capital Assurance

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i)	The security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and my be difficult to sell.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next demand date or final maturity date.
†	Filed for bankruptcy on November 8, 2010.
*	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

Tax Free Money Market Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$–	$19,912,981	$–	$19,912,981

There were no significant transfers between Levels 1 and 2 during the period ended May 31, 2011.

#	All portfolio holdings designated as Level 2 are disclosed individually in the Schedules of Portfolio Investments (“SOIs”). Please refer to the SOIs for specifics of the major categories of portfolio holdings.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 5.9%
500	Bear Stearns Asset Backed Securities Trust, Series 2005-HE1, Class M2, VAR, 1.050%, 01/25/35 (m)	390
	Citigroup Mortgage Loan Trust, Inc.,
3,271	Series 2005-WF2, Class AF4, SUB, 4.964%, 08/25/35 (m)	3,037
331	Series 2007-AMC1, Class A2A, VAR, 0.244%, 12/25/36 (m)	298
	Countrywide Asset-Backed Certificates,
1,037	Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34 (m)	669
10	Series 2004-1, Class 3A, VAR, 0.474%, 04/25/34 (m)	8
730	Series 2004-1, Class M1, VAR, 0.694%, 03/25/34 (m)	577
568	Series 2004-1, Class M2, VAR, 0.744%, 03/25/34 (m)	482
786	Series 2005-4, Class AF3, VAR, 4.456%, 10/25/35 (m)	779
	Countrywide Home Equity Loan Trust,
94	Series 2004-I, Class A, VAR, 0.488%, 02/15/34 (m)	69
112	Series 2004-K, Class 2A, VAR, 0.498%, 02/15/34 (m)	69
	Long Beach Mortgage Loan Trust,
1,120	Series 2004-1, Class M1, VAR, 0.944%, 02/25/34	928
750	Series 2004-1, Class M2, VAR, 1.019%, 02/25/34	669
740	New Century Home Equity Loan Trust, Series 2005-1, Class M1, VAR, 0.644%, 03/25/35	560
170	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.034%, 02/25/33	132
800	Park Place Securities, Inc., Series 2005-WHQ3, Class M2, VAR, 0.644%, 06/25/35	594
1,460	PSE&G Transition Funding LLC, Series 2001-1, Class A6, 6.610%, 06/15/15	1,553
	Residential Asset Mortgage Products, Inc.,
1,610	Series 2005-EFC6, Class M1, VAR, 0.604%, 11/25/35	1,233
902	Series 2006-EFC1, Class A2, VAR, 0.394%, 02/25/36	840
393	Series 2006-RS1, Class AI2, VAR, 0.424%, 01/25/36	287
	Residential Asset Securities Corp.,
1,679	Series 2006-KS1, Class A4, VAR, 0.494%, 02/25/36	1,209
2,469	Series 2006-KS2, Class A3, VAR, 0.384%, 03/25/36	2,367

	Total Asset-Backed Securities (Cost $17,002)	16,750

Collateralized Mortgage Obligations — 7.0%
	Agency CMO — 2.1%
	Federal Home Loan Mortgage Corp. REMICS,
1,292	Series 2701, Class ST, IF, IO, 6.802%, 08/15/21 (m)	52
1,063	Series 2779, Class SM, IF, IO, 6.952%, 10/15/18 (m)	78
482	Series 2931, Class GA, 5.000%, 11/15/28 (m)	490
161	Series 2980, Class QB, 6.500%, 05/15/35 (m)	182
3,091	Series 3370, Class SH, IF, IO, 6.252%, 10/15/37 (m)	515
364	Series 3767, Class DS, IF, IO, 6.502%, 02/15/39 (m)	67
462	Series 3803, Class DS, IF, IO, 6.402%, 11/15/35 (m)	81
	Federal National Mortgage Association REMICS,
2,894	Series 2004-17, Class DS, IF, IO, 6.956%, 11/25/32 (m)	303
479	Series 2004-87, Class JI, IO, 5.000%, 11/25/30 (m)	16
925	Series 2006-3, Class SB, IF, IO, 6.506%, 07/25/35 (m)	143
6,760	Series 2007-109, Class GI, IF, IO, 5.876%, 12/25/37 (m)	1,028
1,340	Series 2008-17, Class KS, IF, IO, 6.156%, 11/25/37 (m)	172
12,662	Series 2008-61, Class S, IF, IO, 5.906%, 07/25/38 (m)	1,912
1,657	Series 2008-71, Class SB, IF, IO, 6.291%, 10/25/29 (m)	151
1,758	Series 2009-95, Class HI, IO, 6.000%, 12/25/38 (m)	270
	Federal National Mortgage Association STRIPS,
294	Series 366, Class 18, IO, 4.000%, 10/01/35 (m)	29
1,476	Series 390, Class C7, IO, 4.000%, 07/25/23 (m)	128
2,194	Series 390, Class C8, IO, 4.500%, 07/25/23 (m)	221
58	Federal National Mortgage Association Whole Loan, Series 2003-W3, Class 2A5, 5.356%, 06/25/42 (m)	64

		5,902

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — 4.9%
570	Banc of America Mortgage Securities, Inc., Series 2005-10, Class 1A13, 5.500%, 11/25/35 (m)	559
3,332	Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.500%, 09/25/34 (m)	3,246
575	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-10, Class A1, 5.500%, 05/25/35 (m)	575
	CS First Boston Mortgage Securities Corp.,
173	Series 2003-29, Class 7A1, 6.500%, 12/25/33 (m)	179
439	Series 2004-5, Class 4A1, 6.000%, 09/25/34 (m)	464
515	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005- 1, Class 2A1, VAR, 5.750%, 02/25/20 (m)	522
1,243	First Horizon Asset Securities, Inc., Series 2005-6, Class 1A1, 5.500%, 11/25/35 (m)	1,242
290	JP Morgan Alternative Loan Trust, Series 2006-A4, Class A1, VAR, 5.950%, 09/25/36	291
1,308	JP Morgan Mortgage Trust, Series 2005-S2, Class 4A3, 5.500%, 09/25/20	1,308
435	Lehman Mortgage Trust, Series 2006-4, Class 3A1, 5.000%, 08/25/21	419
336	Prime Mortgage Trust, Series 2006-1, Class 2A5, 6.000%, 06/25/36	317
	RESI Finance LP, (Cayman Islands),
2,030	Series 2003-C, Class B3, VAR, 1.604%, 09/10/35 (e)	1,692
452	Series 2003-D, Class B3, VAR, 1.504%, 12/10/35 (e)	370
	Residential Accredit Loans, Inc.,
933	Series 2003-QS20, Class A1, 5.000%, 11/25/18	959
2,236	Series 2006-QS11, Class 1A1, 6.500%, 08/25/36	1,472
189	Series 2006-QS18, Class 3A3, 5.750%, 12/25/21	173
355	Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A8, 6.000%, 09/25/36	337

		14,125

	Total Collateralized Mortgage Obligations (Cost $17,317)	20,027

Commercial Mortgage-Backed Securities — 5.2%
	Bear Stearns Commercial Mortgage Securities,
2,570	Series 2005-PWR9, Class A4A, 4.871%, 09/11/42 (m)	2,773
2,290	Series 2005-T18, Class A4, VAR, 4.933%, 02/13/42 (m)	2,476
1,390	Series 2005-T20, Class A4A, VAR, 5.148%, 10/12/42 (m)	1,520
2,980	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VAR, 4.799%, 08/10/42 (m)	3,211
1,200	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	1,308
791	Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006-LLFA, Class A2, VAR, 0.318%, 09/15/21 (e)	775
1,440	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.667%, 05/12/39	1,606
970	Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A2, 4.920%, 03/12/35	1,017
200	Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A4, VAR, 5.083%, 03/15/42	216

	Total Commercial Mortgage-Backed Securities (Cost $13,100)	14,902

Corporate Bonds — 39.3%
	Consumer Discretionary — 4.1%
	Auto Components — 0.1%
135	TRW Automotive, Inc., 7.000%, 03/15/14 (e)	149

	Hotels, Restaurants & Leisure — 0.8%
710	Caesars Entertainment Operating Co., Inc., 11.250%, 06/01/17	799
405	Darden Restaurants, Inc., 6.800%, 10/15/37 (m)	460
225	Host Hotels & Resorts LP, 6.375%, 03/15/15	230
830	MGM Resorts International, 6.750%, 04/01/13	848
65	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 05/01/20	72

		2,409

	Household Durables — 0.5%
1,040	Sealy Mattress Co., 8.250%, 06/15/14	1,040
315	Simmons Bedding Co., 11.250%, 07/15/15 (e)	335

		1,375

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Leisure Equipment & Products — 0.2%
265	Easton-Bell Sports, Inc., 9.750%, 12/01/16 (m)	297
243	Steinway Musical Instruments, Inc., 7.000%, 03/01/14 (e)	247

		544

	Media — 2.4%
150	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (e) (m)	159
15	Charter Communications Operating LLC/Charter Communications Operating Capital, 8.000%, 04/30/12 (e) (m)	16
295	Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17 (m)	322
975	Comcast Corp., 6.500%, 01/15/17 (m)	1,139
	DISH DBS Corp.,
100	6.750%, 06/01/21 (e) (m)	101
810	7.125%, 02/01/16 (m)	865
	Intelsat Jackson Holdings S.A., (Luxembourg),
365	9.500%, 06/15/16	383
280	11.250%, 06/15/16	297
1,065	NBC Universal Media LLC, 4.375%, 04/01/21 (e)	1,059
	News America, Inc.,
525	6.400%, 12/15/35	556
220	6.900%, 08/15/39	248
585	Quebecor Media, Inc., (Canada), 7.750%, 03/15/16	607
770	Time Warner Cable, Inc., 7.500%, 04/01/14	890
75	Virgin Media Finance plc, (United Kingdom), 8.375%, 10/15/19	84

		6,726

	Specialty Retail — 0.1%
225	Sally Holdings LLC/Sally Capital, Inc., 9.250%, 11/15/14	236

	Textiles, Apparel & Luxury Goods — 0.0% (g)
105	Hanesbrands, Inc., 8.000%, 12/15/16	114

	Total Consumer Discretionary	11,553

Consumer Staples — 3.9%
	Beverages — 0.9%
	Anheuser-Busch InBev
	Worldwide, Inc.,
700	6.875%, 11/15/19 (m)	856
1,300	7.200%, 01/15/14	1,488
220	Constellation Brands, Inc., 7.250%, 09/01/16 (m)	241

		2,585

	Food & Staples Retailing — 1.2%
1,547	CVS Pass-Through Trust, 6.036%, 12/10/28 (m)	1,660
755	Delhaize Group S.A., (Belgium), 5.700%, 10/01/40 (m)	733
	Rite Aid Corp.,
55	7.500%, 03/01/17	55
10	10.250%, 10/15/19	11
190	SUPERVALU, Inc., 8.000%, 05/01/16	198
740	Wal-Mart Stores, Inc., 5.250%, 09/01/35	748

		3,405

	Food Products — 0.8%
65	B&G Foods, Inc., 7.625%, 01/15/18 (m)	70
495	Grupo Bimbo S.A.B. de C.V., (Mexico), 4.875%, 06/30/20 (e)	503
	Kraft Foods, Inc.,
950	5.375%, 02/10/20	1,040
485	6.125%, 02/01/18	558

		2,171

	Household Products — 0.3%
250	Diversey, Inc., 8.250%, 11/15/19 (m)	270
275	Jarden Corp., 7.500%, 05/01/17	293
45	Scotts Miracle-Gro Co. (The), 7.250%, 01/15/18	48
348	Spectrum Brands Holdings, Inc., PIK, 12.000%, 08/28/19	390

		1,001

	Tobacco — 0.7%
805	Altria Group, Inc., 9.700%, 11/10/18 (m)	1,075
725	Philip Morris International, Inc., 5.650%, 05/16/18	827

		1,902

	Total Consumer Staples	11,064

Energy — 1.6%
	Oil, Gas & Consumable Fuels — 1.6%
100	Arch Coal, Inc., 8.750%, 08/01/16 (m)	111
1,090	Cenovus Energy, Inc., (Canada), 4.500%, 09/15/14 (m)	1,186
170	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.250%, 12/15/17 (m)	185
475	ConocoPhillips, 6.500%, 02/01/39 (m)	568
70	Denbury Resources, Inc., 9.750%, 03/01/16 (m)	79
150	Encore Acquisition Co., 9.500%, 05/01/16 (m)	168
10	Forest Oil Corp., 8.500%, 02/15/14 (m)	11

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
1,315	ONEOK Partners LP, 5.900%, 04/01/12 (m)	1,371
235	Petrohawk Energy Corp., 7.875%, 06/01/15	248
635	Shell International Finance B.V., (Netherlands), 3.100%, 06/28/15	666

	Total Energy	4,593

Financials — 14.8%
	Capital Markets — 2.6%
1,660	Credit Suisse, (Switzerland), VAR, 0.951%, 05/15/17 (m) (x)	1,351
	Goldman Sachs Group, Inc. (The),
80	3.700%, 08/01/15 (m)	81
890	5.950%, 01/18/18 (m)	964
530	6.150%, 04/01/18 (m)	581
3,795	Lehman Brothers Holdings Capital Trust VII, 0.000%, 05/31/12 (d) (f) (i) (x)	—	(h)
	Lehman Brothers Holdings, Inc.,
1,350	0.000%, 08/21/09 (d)	346
850	0.000%, 05/25/10 (d)	218
1,240	Merrill Lynch & Co., Inc., VAR, 0.473%, 11/01/11 (m)	1,241
	Morgan Stanley,
885	3.450%, 11/02/15	887
395	5.500%, 01/26/20	406
560	6.625%, 04/01/18	630
630	UBS AG, (Switzerland), 5.875%, 12/20/17	713

		7,418

	Commercial Banks — 1.6%
1,410	Credit Suisse, (Switzerland), 5.000%, 05/15/13 (m)	1,513
690	Discover Bank, 8.700%, 11/18/19 (m)	861
1,940	Standard Chartered plc, (United Kingdom), 5.500%, 11/18/14 (e)	2,138

		4,512

	Consumer Finance — 1.1%
	Ally Financial, Inc.,
100	6.250%, 12/01/17 (e) (m)	103
255	6.750%, 12/01/14 (m)	271
700	Capital One Bank USA N.A., 8.800%, 07/15/19 (m)	900
	Ford Motor Credit Co. LLC,
200	5.000%, 05/15/18 (m)	198
110	7.000%, 04/15/15 (m)	120
70	8.700%, 10/01/14 (m)	80
1,469	HSBC Finance Corp., 6.676%, 01/15/21 (e)	1,574

		3,246

	Diversified Financial Services — 1.8%
	Bank of America Corp.,
430	4.500%, 04/01/15 (m)	455
740	5.650%, 05/01/18 (m)	790
690	6.500%, 08/01/16 (m)	781
167	CIT Group, Inc., 7.000%, 05/01/14 (m)	170
	Citigroup, Inc.,
435	5.375%, 08/09/20 (m)	458
400	5.500%, 10/15/14 (m)	437
665	6.000%, 08/15/17 (m)	743
50	8.500%, 05/22/19 (m)	63
1,145	General Electric Capital Corp., 5.875%, 01/14/38 (m)	1,191

		5,088

	FDIC Guaranteed Securities — 3.6% (~)
3,335	Bank of America Corp., 3.125%, 06/15/12 (m)	3,432
3,335	Citigroup, Inc., 2.875%, 12/09/11 (m)	3,382
3,300	Goldman Sachs Group, Inc. (The), 3.250%, 06/15/12 (m)	3,400

		10,214

	Insurance — 3.6%
2,000	Genworth Life Institutional Funding Trust, 5.875%, 05/03/13 (e) (m)	2,127
875	MetLife, Inc., 6.750%, 06/01/16	1,034
1,500	Metropolitan Life Global Funding I, 5.125%, 06/10/14 (e)	1,642
	Pricoa Global Funding I,
3,805	5.400%, 10/18/12 (e)	4,020
1,000	VAR, 0.439%, 06/26/12 (e) (m)	994
305	Prudential Financial, Inc., 6.200%, 11/15/40	326

		10,143

	Real Estate Investment Trusts (REITs) — 0.2%
625	Health Care REIT, Inc., 4.700%, 09/15/17	649

	Thrifts & Mortgage Finance — 0.3%
870	Nationwide Building Society, (United Kingdom), 4.650%, 02/25/15 (e)	911

	Total Financials	42,181

Health Care — 1.1%
	Health Care Equipment & Supplies — 0.3%
800	Biomet, Inc., PIK, 11.125%, 10/15/17 (m)	888
50	DJO Finance LLC/DJO Finance
	Corp., 10.875%, 11/15/14 (m)	54

		942

	Health Care Providers & Services — 0.7%
80	Bausch & Lomb, Inc., 9.875%, 11/01/15 (m)	86
235	CHS/Community Health Systems, Inc., 8.875%, 07/15/15 (m)	243

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Health Care Providers & Services — Continued
679	HCA, Inc., PIK, 10.375%, 11/15/16	726
290	Health Management Associates, Inc., 6.125%, 04/15/16	303
125	Tenet Healthcare Corp., 9.250%, 02/01/15	137
245	United Surgical Partners International, Inc., PIK, 10.000%, 05/01/17	260
295	US Oncology Holdings, Inc., 9.125%, 08/15/17 (d)	6
370	WellPoint, Inc., 5.800%, 08/15/40	384

		2,145

	Pharmaceuticals — 0.1%
	Mylan, Inc.,
40	7.625%, 07/15/17 (e)	44
120	7.875%, 07/15/20 (e)	133

		177

	Total Health Care	3,264

Industrials — 2.3%
	Aerospace & Defense — 0.2%
185	Alliant Techsystems, Inc., 6.750%, 04/01/16 (m)	190
165	Sequa Corp., 11.750%, 12/01/15 (e)	177
200	Spirit Aerosystems, Inc., 7.500%, 10/01/17	215

		582

	Commercial Services & Supplies — 0.4%
	ACCO Brands Corp.,
100	7.625%, 08/15/15 (m)	101
120	10.625%, 03/15/15 (m)	135
215	Geo Group, Inc. (The), 7.750%, 10/15/17 (m)	231
460	Iron Mountain, Inc., 6.625%, 01/01/16	460
110	ServiceMaster Co. (The), PIK, 10.750%, 07/15/15 (e)	116

		1,043

	Industrial Conglomerates — 1.0%
960	General Electric Co., 5.250%, 12/06/17 (m)	1,079
1,035	Hutchison Whampoa International 09/16 Ltd., (Cayman Islands), 4.625%, 09/11/15 (e)	1,109
630	Tyco International Finance S.A., (Luxembourg), 8.500%, 01/15/19	801

		2,989

	Industrial Machinery — 0.1%
250	General Cable Corp., 7.125%, 04/01/17 (m)	258

	Machinery — 0.0% (g)
130	Terex Corp., 8.000%, 11/15/17	135

	Road & Rail — 0.6%
100	Ashtead Capital, Inc., 9.000%, 08/15/16 (e) (m)	105
880	Burlington Northern Santa Fe LLC, 5.750%, 05/01/40 (m)	923
10	Hertz Corp. (The), 8.875%, 01/01/14	10
196	RailAmerica, Inc., 9.250%, 07/01/17	217
183	RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.500%, 12/01/14	192
125	United Rentals North America, Inc., 9.250%, 12/15/19	140

		1,587

	Total Industrials	6,594

Information Technology — 1.6%
	Communications Equipment — 0.4%
	Avaya, Inc.,
250	9.750%, 11/01/15 (m)	260
142	PIK, 10.875%, 11/01/15 (m)	148
650	Cisco Systems, Inc., 5.500%, 01/15/40 (m)	666

		1,074

	Electronic Equipment, Instruments & Components — 0.1%
	NXP B.V./NXP Funding LLC, (Netherlands),
160	9.750%, 08/01/18 (e)	184
157	10.000%, 07/15/13 (e)	176

		360

	Internet Software & Services — 0.1%
105	GXS Worldwide, Inc., 9.750%, 06/15/15 (m)	107

	IT Services — 0.6%
	First Data Corp.,
283	8.250%, 01/15/21 (e) (m)	282
567	12.625%, 01/15/21 (e) (m)	616
283	PIK, 8.750%, 01/15/22 (e) (m)	283
425	SunGard Data Systems, Inc., 10.250%, 08/15/15	442

		1,623

	Semiconductors & Semiconductor Equipment — 0.1%
265	Amkor Technology, Inc., 9.250%, 06/01/16	278
100	Freescale Semiconductor, Inc., 10.125%, 03/15/18 (e) (m)	114

		392

	Software — 0.3%
75	JDA Software Group, Inc., 8.000%, 12/15/14	83
710	Oracle Corp., 6.125%, 07/08/39	804

		887

	Total Information Technology	4,443

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
Materials — 1.3%
	Chemicals — 0.2%
	Huntsman International LLC,
240	5.500%, 06/30/16	238
34	7.375%, 01/01/15	35
365	Reichhold Industries, Inc., 9.000%, 08/15/14 (e)	340

		613

	Containers & Packaging — 0.1%
	Graham Packaging Co. LP/GPC Capital Corp. I,
40	8.250%, 01/01/17 (m)	44
140	9.875%, 10/15/14 (m)	145

		189

	Metals & Mining — 0.7%
930	AngloGold Ashanti Holdings plc, (United Kingdom), 5.375%, 04/15/20 (m)	957
1,005	Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/07/20 (e) (m)	978

		1,935

	Paper & Forest Products — 0.3%
195	Georgia-Pacific LLC, 7.125%, 01/15/17 (e) (m)	207
385	International Paper Co., 7.300%, 11/15/39	447
45	NewPage Corp., 11.375%, 12/31/14	43
270	P.H. Glatfelter Co., 7.125%, 05/01/16 (m)	279

		976

	Total Materials	3,713

Telecommunication Services — 4.8%
	Diversified Telecommunication Services — 3.9%
3,230	AT&T, Inc., 6.700%, 11/15/13 (m)	3,636
765	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18 (m)	858
175	Clearwire Communications LLC/Clearwire Finance, Inc., 12.000%, 12/01/15 (e) (m)	191
115	GCI, Inc., 8.625%, 11/15/19 (m)	128
	PAETEC Holding Corp.,
80	8.875%, 06/30/17	87
40	9.500%, 07/15/15	42
	Qwest Communications International, Inc.,
120	7.125%, 04/01/18	130
350	7.500%, 02/15/14	355
3,940	Telefonica Emisiones S.A.U., (Spain), 5.984%, 06/20/11 (m)	3,950
	Verizon Communications, Inc.,
710	6.350%, 04/01/19	831
670	8.750%, 11/01/18	879

		11,087

	Wireless Telecommunication Services — 0.9%
1,675	America Movil S.A.B. de C.V., (Mexico), 5.000%, 03/30/20 (m)	1,773
120	Digicel Group Ltd., (Bermuda), 10.500%, 04/15/18 (e) (m)	135
85	iPCS, Inc., PIK, 3.523%, 05/01/14	82
	Sprint Capital Corp.,
40	6.900%, 05/01/19	42
465	8.750%, 03/15/32	513

		2,545

	Total Telecommunication Services	13,632

Utilities — 3.8%
	Electric Utilities — 1.8%
630	Dominion Resources, Inc., 5.200%, 08/15/19 (m)	694
220	Energy Future Holdings Corp., 10.000%, 01/15/20 (m)	238
535	Entergy Arkansas, Inc., 3.750%, 02/15/21 (m)	512
1,010	Nevada Power Co., 7.125%, 03/15/19	1,227
630	Nisource Finance Corp., 6.800%, 01/15/19	737
420	Oncor Electric Delivery Co. LLC, 5.250%, 09/30/40 (e)	413
440	Pacific Gas & Electric Co., 5.400%, 01/15/40	441
165	Progress Energy, Inc., 6.000%, 12/01/39	180
560	Teco Finance, Inc., 5.150%, 03/15/20	601

		5,043

	Gas Utilities — 1.6%
850	DCP Midstream LLC, 9.750%, 03/15/19 (e) (m)	1,127
385	Enterprise Products Operating LP, 7.550%, 04/15/38 (m)	472
1,595	Plains All American Pipeline LP/PAA Finance Corp., 3.950%, 09/15/15	1,681
695	TransCanada PipeLines Ltd., (Canada), 6.100%, 06/01/40	765
390	Williams Partners LP, 6.300%, 04/15/40	425

		4,470

	Independent Power Producers & Energy Traders — 0.0% (g)
80	AES Corp. (The), 8.000%, 10/15/17 (m)	86
55	NRG Energy, Inc., 7.625%, 01/15/18 (e)	56

		142

	Multi-Utilities — 0.4%
385	MidAmerican Energy Holdings Co., 6.500%, 09/15/37	445

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Multi-Utilities — Continued
730	Xcel Energy, Inc., 4.700%, 05/15/20	772

		1,217

	Total Utilities	10,872

	Total Corporate Bonds (Cost $106,318)	111,909

Mortgage Pass-Through Securities — 35.0%
	Federal Home Loan Mortgage Corp., Gold Pool, 30 Year, Single Family,
11,550	TBA, 4.500%, 06/15/41	11,983
3,715	TBA, 6.000%, 06/15/41	4,084
97	6.000%, 01/01/35 (m)	107
19	7.000%, 12/01/25 - 02/01/26 (m)	22
64	7.500%, 10/01/26 - 02/01/27 (m)	74
43	8.000%, 04/01/26 - 07/01/26 (m)	52
	Federal National Mortgage Association, 15 Year, Single Family,
5,260	TBA, 4.000%, 06/25/26	5,481
4,035	TBA, 5.000%, 06/25/26	4,326
	Federal National Mortgage Association, 30 Year, Single Family,
2,574	TBA, 3.500%, 06/25/41 - 07/25/41	2,488
5,204	TBA, 4.000%, 06/25/41	5,241
4,543	TBA, 4.500%, 06/25/41 - 07/25/41	4,717
18,270	TBA, 5.000%, 06/25/41	19,446
12,975	TBA, 5.500%, 06/25/41	14,066
6,480	TBA, 6.000%, 06/25/41	7,127
2,485	TBA, 6.500%, 06/25/41	2,806
473	6.500%, 04/01/29 - 03/01/35 (m)	535
151	7.000%, 02/01/35 - 03/01/35 (m)	173
9	7.500%, 03/01/35 (m)	11
	Government National Mortgage Association, 30 Year, Single Family,
8,500	TBA, 4.500%, 06/15/41	8,986
4,300	TBA, 5.000%, 06/15/41	4,656
2,400	TBA, 6.000%, 06/15/41	2,674
409	7.000%, 09/15/31 (m)	477

	Total Mortgage Pass-Through Securities (Cost $98,573)	99,532

Supranational — 1.1%
2,760	European Investment Bank, 4.875%, 02/16/16 (m) (Cost $2,796)	3,136

U.S. Government Agency Securities — 8.3%
1,800	Federal Home Loan Mortgage Corp., 5.125%, 10/18/16 (m)	2,075
	Federal National Mortgage Association,
18,790	1.250%, 08/20/13 (m)	19,047
2,140	4.875%, 12/15/16 (m)	2,444

	Total U.S. Government Agency Securities (Cost $22,782)	23,566

U.S. Treasury Obligations — 1.8%
	U.S. Treasury Bonds,
1,530	3.500%, 02/15/39 (m)	1,352
2,225	3.875%, 08/15/40 (m)	2,094
1,100	4.625%, 02/15/40 (m)	1,178
500	5.000%, 05/15/37 (m)	569

	Total U.S. Treasury Obligations (Cost $5,050)	5,193

SHARES
Common Stock — 0.0% (g)
Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
13	Dex One Corp. (a) (Cost $764)	30

NUMBER OF CONTRACTS
Option Purchased — 0.0% (g)
	Call Option Purchased — 0.0% (g)
7	90 Day Eurodollar, Expiring 06/13/11 @ $99.63, American Style	2

NOTIONAL AMOUNT ($)
	Payer Options Purchased on Interest Rate Swaps:
1,046	Expiring 06/27/11. If exercised the Fund pays semi-annually 3.751% and receives quarterly floating 3 month LIBOR terminating 06/29/21, European Style. Counterparty: Barclays Bank plc (r)	—	(h)
999	Expiring 07/12/11. If exercised the Fund pays semi-annually 3.590% and receives quarterly floating 3 month LIBOR terminating 07/14/21,European Style. Counterparty: Credit Suisse International (r)	1

	Total Payer Options Purchased on Interest Rate Swaps	1

	Total Options Purchased (Cost $13)	3

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investments — 26.0%
U.S. Treasury Obligation — 0.3%
815	U.S. Treasury Bill, 0.152%, 06/09/11 (k) (n)	815

SHARES
Investment Company — 25.7%
73,321	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% † (b) (l) (m)	73,321

	Total Short-Term Investments (Cost $74,136)	74,136

	Total Investments —129.6% (Cost $357,851)	369,184
	Liabilities in Excess of Other Assets — (29.6)%	(84,124)

	NET ASSETS — 100.0%	$285,060

Percentages indicated are based on net assets.

TBA Short Commitment

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
(1,331)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 4.000%, 07/01/41	$(1,336)
	(Proceeds received of $1,323.)

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
6	Eurodollar	06/30/11	$2,498	$1
11	Eurodollar	07/29/11	4,579	4
1	90 Day Eurodollar	09/19/11	249	— (h)
65	10 Year U.S. Treasury Note	09/21/11	7,970	11
105	30 Year U.S. Treasury Bond	09/21/11	13,109	27
84	2 Year U.S. Treasury Note	09/30/11	18,412	7
5	Eurodollar	10/31/11	2,080	2
5	Eurodollar	11/30/11	2,080	2
6	3 Month Euro	12/19/11	2,119	— (h)
8	90 Day Eurodollar	12/15/14	1,938	13
	Short Futures Outstanding
(7)	90 Day Eurodollar	06/13/11	(1,745)	(3)
(7)	3 Month Euro	09/19/11	(2,476)	(3)
(7)	90 Day Eurodollar	09/19/11	(1,744)	(1)
(6)	10 Year U.S. Treasury Note	09/21/11	(736)	— (h)
(31)	2 Year U.S. Treasury Note	09/30/11	(6,795)	(2)
(71)	5 Year U.S. Treasury Note	09/30/11	(8,459)	(8)
(10)	90 Day Bank Accepted Bills	12/08/11	(10,546)	(2)
(23)	90 Day Eurodollar	12/19/11	(5,727)	(6)
(7)	90 Day Bank Accepted Bills	12/19/11	(1,779)	(3)
(10)	90 Day Eurodollar	03/19/12	(2,488)	(7)
(22)	Eurodollar	03/30/12	(9,145)	(10)
(10)	90 Day Eurodollar	06/18/12	(2,484)	(9)
(10)	90 Day Eurodollar	09/17/12	(2,479)	(8)
(6)	3 Month Euro	12/17/12	(2,109)	(1)
(18)	90 Day Eurodollar	12/17/12	(4,450)	(18)
(7)	90 Day Eurodollar	03/18/13	(1,726)	(10)

				$(24)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
50,000	EUR	BNP Paribas	07/29/11	$71	$72	$1
50,000	EUR	Credit Suisse International	07/29/11	71	72	1

				$142	$144	$2

CONTRACTS TO SELL		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
200,000	EUR	Deutsche Bank AG	07/29/11	$292	$287	$5

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CMO	—	Collateralized Mortgage Obligation
EUR	—	Euro
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2011. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-in-Kind
REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2011.
TBA	—	To Be Announced
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2011.

(~)	Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
†	Approximately $5,820,000 of the Fund is restricted as collateral to various brokers.
(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Defaulted Security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of less than $1,000 which amounts to less than 0.1% of total investments.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of May 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(r)	Rates shown are per annum and payments are as described.
(x)	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2011.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,598
Aggregate gross unrealized depreciation	(5,265)

Net unrealized appreciation/depreciation	$11,333

Federal income tax cost of investments	$357,851

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$30	$—	$—		$30
Total Common Stocks	30	—	—		30
Debt Securities
Asset-Backed Securities	—	16,750	—		16,750
Collateralized Mortgage Obligations	—	20,027	—		20,027
Commercial Mortgage-Backed Securities	—	14,902	—		14,902
Corporate Bonds
Consumer Discretionary	—	11,553	—		11,553
Consumer Staples	—	11,064	—		11,064
Energy	—	4,593	—		4,593
Financials	—	42,181	—	(a)	42,181
Health Care	—	3,264	—		3,264
Industrials	—	6,594	—		6,594
Information Technology	—	4,443	—		4,443
Materials	—	3,713	—		3,713
Telecommunication Services	—	13,632	—		13,632
Utilities	—	10,872	—		10,872

Total Corporate Bonds	$—	$111,909	$—	(a)	$111,909

Mortgage Pass-Through Securities	—	99,532	—		99,532
Supranational	—	3,136	—		3,136
U.S. Government Agency Securities	—	23,566	—		23,566
U.S. Treasury Obligations	—	5,193	—		5,193
Options Purchased
Call Option Purchased	2	—	—		2
Payer Options Purchased on Interest Rate Swaps	1	— (a)	—		1
Short-Term Investments
Investment Companies	73,321	—	—		73,321
U.S. Treasury Obligations	—	815	—		815

Total Investments in Securities	$73,354	$295,830	$—	(a)	$369,184

Liabilities Mortgage Pass-Through Security
Debt Securities
Mortgage Pass-Through Securities	—	(1,336)	—		(1,336)
Options Written
Call Option Written	(1)	—	—		(1)

Total Liabilities	$(1)	$(1,336)	$—		$(1,337)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	7	—		7
Futures Contracts	67	—	—		67
Swaps	—	2,198	—		2,198

	Balance as of 02/28/11		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases	Issuances	Sales	Settlements	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/2011
Investments in Securities
Corporate Bond Ind: Financials	(a	)	—	—	—	—	—	—	—	—	—	(a	)

Total	$—		$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

(a)	Amount rounds to less than $1,000.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

Total Appreciation in Other Financial Instruments	$67	$2,205	$—	$2,272

Depreciation in Other Financial Instruments
Futures Contracts	(91)	—	—	(91)
Swaps	—	(8,136)	—	(8,136)

Total Depreciation in Other Financial Instruments	$(91)	$(8,136)	$—	$(8,227)

(a)	Amount rounds to less than $1,000.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2011.

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
Gannett Co., Inc., 6.375%, 04/01/12	5.000% quarterly	06/20/16	3.090	50	$(5)	$(5)
Gannett Co., Inc., 6.375%, 04/01/12	5.000% quarterly	06/20/16	3.090	150	(14)	(15)
Kroger Co. (The), 6.150%, 01/15/20	1.000% quarterly	06/20/16	0.755	150	(2)	—
Whirlpool Corp., 7.750%, 07/15/16	1.000% quarterly	06/20/16	1.494	150	3	4
Barclays Bank plc:
Bundesrepublik Deutschland, 6.000%, 06/20/16	0.250% quarterly	06/20/16	0.394	200	1	1
Bundesrepublik Deutschland, 6.000%, 06/20/16	0.250% quarterly	06/20/16	0.394	300	2	3
Bundesrepublik Deutschland, 6.000%, 06/20/16	0.250% quarterly	06/20/16	0.394	300	2	4
Darden Restaurants Inc., 6.000%, 08/15/35	1.000% quarterly	06/20/16	1.112	300	1	4
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/12	9.348	50	2	1
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/12	9.348	50	2	1
K Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	12.910	50	7	3
K Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	12.910	50	7	3
KB Home, 6.250%, 06/15/15	5.000% quarterly	06/20/16	5.058	150	(1)	(4)
Lincoln National Corp., 6.200%, 12/15/11	1.000% quarterly	06/20/16	1.433	150	3	4
Whirlpool Corp., 7.750%, 07/15/16	1.000% quarterly	06/20/16	1.494	150	3	4
BNP Paribas:
Computer Sciences Corp., 6.500%, 03/15/18	1.000% quarterly	06/20/16	1.573	125	3	3
Gannett Co., Inc., 6.375%, 04/01/12	5.000% quarterly	06/20/16	3.090	50	(5)	(5)
Gannett Co., Inc., 6.375%, 04/01/12	5.000% quarterly	06/20/16	3.090	50	(5)	(5)
Kroger Co. (The), 6.150%, 01/15/20	1.000% quarterly	06/20/16	0.755	150	(2)	(1)
Kroger Co. (The), 6.150%, 01/15/20	1.000% quarterly	06/20/16	0.755	150	(2)	(1)
Citibank, N.A.:
Alcoa Inc., 5.720%, 02/23/19	1.000% quarterly	06/20/16	1.499	150	3	5
Bundesrepublik Deutschland, 6.000%, 06/20/16	0.250% quarterly	06/20/16	0.394	300	2	4
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/16	12.809	50	12	11
Kingdom of Netherlands, 3.250%, 07/15/15	1.000% quarterly	03/20/16	0.282	220	(8)	(4)
United Mexican States, 7.500%, 04/08/33	1.000% quarterly	06/20/16	1.026	300	—	1
VF Corp., 5.950%, 11/01/17	1.000% quarterly	06/20/16	0.739	210	(3)	(2)
Credit Suisse International:
Kingdom of Belgium, 5.750%, 09/28/10	1.000% quarterly	03/20/15	1.349	310	3	(10)
Deutsche Bank AG, New York:
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/16	12.809	50	12	11
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/16	12.809	100	24	21
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/16	12.809	100	24	25
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/16	12.809	100	24	22
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/12	9.348	50	2	1
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/12	9.348	50	2	1
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/12	9.348	50	2	1
FSA Global Funding Ltd, 6.110%, 06/29/15	5.000% quarterly	06/20/15	3.923	128	(6)	12
K Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	12.910	50	7	5
Lincoln National Corp., 6.200%, 12/15/11	1.000% quarterly	06/20/16	1.433	300	6	9
Morgan Stanley, 6.600%, 04/01/12	1.000% quarterly	06/20/16	1.449	150	3	2
Republic of Italy, 6.875%, 09/27/23	1.000% quarterly	03/20/16	1.602	90	2	3
United Mexican States, 7.500%, 04/08/33	1.000% quarterly	06/20/16	1.026	300	—	1
VF Corp., 5.950%, 11/01/17	1.000% quarterly	06/20/16	0.739	150	(2)	(2)
HSBC Bank, N.A.:
Computer Sciences Corp., 6.500%, 03/15/18	1.000% quarterly	06/20/16	1.573	125	3	3
Morgan Stanley Capital Services:
AutoZone Inc., 5.500%, 11/15/15	1.000% quarterly	06/20/16	0.709	150	(2)	(1)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/16	12.809	50	12	11
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/16	12.809	50	12	11
Gannett Co., Inc., 6.375%, 04/01/12	5.000% quarterly	06/20/16	3.090	50	(5)	(5)
Limited Brands, Inc., 6.900%, 07/15/17	1.000% quarterly	06/20/16	1.641	150	4	6
Limited Brands, Inc., 6.900%, 07/15/17	1.000% quarterly	06/20/16	1.641	150	4	6
Royal Bank of Scotland:
Lincoln National Corp., 6.200%, 12/15/11	1.000% quarterly	06/20/16	1.433	150	3	4
Lincoln National Corp., 6.200%, 12/15/11	1.000% quarterly	06/20/16	1.433	300	6	8
VF Corp., 5.950%, 11/01/17	1.000% quarterly	06/20/16	0.739	210	(3)	(1)
Union Bank of Switzerland AG:
Alcoa Inc., 5.720%, 02/23/19	1.000% quarterly	06/20/16	1.499	150	3	5
AutoZone Inc., 5.500%, 11/15/15	1.000% quarterly	06/20/16	0.709	150	(2)	(1)
Bundesrepublik Deutschland, 6.000%, 06/20/16	0.250% quarterly	06/20/16	0.394	300	2	3
Bundesrepublik Deutschland, 6.000%, 06/20/16	0.250% quarterly	06/20/16	0.394	300	2	4
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/16	12.809	60	14	13
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/16	12.809	100	24	22
FSA Global Funding Ltd., 6.110% 06/29/15	5.000% quarterly	06/20/13	2.124	100	(7)	(5)
Gannett Co., Inc., 6.375%, 04/01/12	5.000% quarterly	06/20/16	3.090	120	(12)	(12)
Gannett Co., Inc., 6.375%, 04/01/12	5.000% quarterly	06/20/16	3.090	350	(34)	(34)
Home Depot Inc., 5.875%, 12/16/36	1.000% quarterly	06/20/16	0.552	300	(7)	(6)
K Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	12.910	50	7	3
K Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	12.910	100	13	8
Kroger Co. (The), 6.150%, 01/15/20	1.000% quarterly	06/20/16	0.755	150	(2)	(1)
Lennar Corp., 6.500%, 04/15/16	5.000% quarterly	06/20/16	3.657	300	(21)	(21)
Lincoln National Corp., 6.200%, 12/15/11	1.000% quarterly	06/20/16	1.433	300	6	8
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/16	13.944	50	13	20
United Mexican States, 7.500%, 04/08/33	1.000% quarterly	06/20/16	1.026	300	—	—
Whirlpool Corp., 7.750%, 07/15/16	1.000% quarterly	06/20/16	1.494	100	2	2

					$144	$166

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Barclays Bank plc:
CMBX.NA.AA.3.1	0.270% monthly	12/13/49	10.077	260	$107	$148
Citibank, N.A.:
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	30.544	3,400	501	897
CMBX.NA.A.2.1	0.150% monthly	03/15/49	6.517	150	41	78
CMBX.NA.AJ.5.1	0.980% monthly	02/15/51	5.382	450	103	204
CMBX.NA.BBB.1.1	1.340% monthly	10/12/52	26.493	140	99	103
CMBX.NA.BBB.4.1	5.000% monthly	02/17/51	41.500	180	138	153
CMBX.NA.BBB.4.1	5.000% monthly	02/17/51	41.500	210	161	168
Credit Suisse International:
CDX.NA.IG.9.4	0.800% quarterly	12/20/17	1.244	150	4	4
CDX.NA.IG.9.4	0.800% quarterly	12/20/17	1.244	600	14	17
CMBX.NA.AAA.1	0.100% monthly	10/12/52	0.998	1,500	55	308
CMBX.NA.AAA.1	0.100% monthly	10/12/52	0.998	2,500	91	561
CMBX.NA.AAA.1	0.100% monthly	10/12/52	0.998	3,500	128	796
CMBX.NA.AAA.1	0.100% monthly	10/12/52	0.998	5,000	182	1,200
CMBX.NA.AJ.1.1	0.840% monthly	10/12/52	3.453	900	96	265
CMBX.NA.BBB.5.1	5.000% monthly	02/15/51	40.954	180	144	153
Deutsche Bank AG, New York:
CMBX.NA.A.2.1	0.150% monthly	03/15/49	6.517	130	36	53
CMBX.NA.AAA.1	0.100% monthly	10/12/52	0.998	5,000	182	962
CMBX.NA.BBB.2.1	0.870% monthly	03/15/49	34.445	340	279	283
Morgan Stanley Capital Services:
CDX.EM.15.1	5.000% quarterly	06/20/16	2.121	1050	-150	-141
CDX.EM.15.1	5.000% quarterly	06/20/16	2.121	1200	-172	-164
CDX.NA.IG.9.4	0.800% quarterly	12/20/17	1.244	250	6	6
CMBX.NA.A.2.1	0.150% monthly	03/15/49	6.517	150	41	78
CMBX.NA.A.2.1	0.150% monthly	03/15/49	6.517	150	41	75
CMBX.NA.A.2.1	0.150% monthly	03/15/49	6.517	260	72	103
CMBX.NA.AA.3.1	0.270% monthly	12/13/49	10.077	140	58	81
CMBX.NA.AJ.1.1	0.840% monthly	10/12/52	3.453	260	28	33
CMNAJS02V1	1.090% monthly	03/15/49	4.444	310	47	39
Royal Bank of Scotland:
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	30.544	5,500	810	1,875
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	30.544	300	44	2,098
Union Bank of Switzerland AG:
CDX.NA.IG.9.4	0.800% quarterly	12/20/17	1.244	300	7	8

					$3,193	$10,444

Credit Default Swaps - Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
Amkor Technology Inc., 9.250%, 06/01/16	5.000% quarterly	06/20/16	4.103	50	$2	$1
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	03/20/16	4.068	100	5	(3)
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	03/20/13	2.942	100	5	1
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	03/20/13	2.942	100	5	1
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	5.279	50	—	—
Clorox Co., 3.550%, 11/01/15	1.000% quarterly	06/20/16	1.001	150	—	—
Dynegy Holdings Inc., 8.375%, 05/01/16	5.000% quarterly	06/20/14	8.065	50	(3)	(3)
Dynegy Holdings Inc., 8.375%, 05/01/16	5.000% quarterly	06/20/14	8.065	100	(7)	(7)
Dynegy Holdings Inc., 8.375%, 05/01/16	5.000% quarterly	06/20/13	6.886	50	(1)	(2)
Dynegy Holdings Inc., 8.375%, 05/01/16	5.000% quarterly	06/20/13	6.886	100	(3)	(3)
Gannett Co., Inc., 6.375%, 04/01/12	5.000% quarterly	06/20/14	1.849	50	5	5
Gannett Co., Inc., 6.375%, 04/01/12	5.000% quarterly	06/20/14	1.849	150	15	16
K Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/14	14.418	50	(11)	(10)
MetLife Inc., 5.000%, 06/15/15	1.000% quarterly	06/20/16	1.439	300	(6)	(9)
MetLife Inc., 5.000%, 06/15/15	1.000% quarterly	06/20/16	1.439	300	(6)	(8)
Safeway Inc., 7.250%, 02/01/31	1.000% quarterly	06/20/16	0.961	150	1	(2)
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	7.414	50	(1)	(2)
Barclays Bank plc:
Caesars Entertainment Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	5.727	120	—	(1)
Clear Channel Communications Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	6.661	50	(2)	(3)
Clear Channel Communications Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	5.926	130	(2)	(7)
Clear Channel Communications Inc., 6.875%, 06/15/18	5.000% quarterly	06/20/13	4.707	130	2	(17)
Clear Channel Communications Inc., 6.875%, 06/15/18	5.000% quarterly	06/20/13	4.707	180	3	(21)
Clorox Co., 3.550%, 11/01/15	1.000% quarterly	06/20/16	1.001	300	1	(1)
ConAgra Foods Inc., 7.000%, 10/01/28	1.000% quarterly	06/20/16	1.033	300	—	(3)
Dixons Retail PLC, 8.750%, 08/03/15	5.000% quarterly	06/20/13	7.530	EUR 100	(5)	(8)
Dixons Retail PLC, 8.750%, 08/03/15	5.000% quarterly	06/20/13	7.530	EUR 200	(11)	(16)
Dixons Retail PLC, 8.750%, 08/03/15	5.000% quarterly	06/20/12	4.408	EUR 40	1	(2)
Dixons Retail PLC, 8.750%, 08/03/15	5.000% quarterly	06/20/12	4.408	EUR 50	1	(2)
Dynegy Holdings Inc., 8.375%, 05/01/16	5.000% quarterly	06/20/14	8.065	50	(3)	(3)
Dynegy Holdings Inc., 8.375%, 05/01/16	5.000% quarterly	09/20/13	7.286	60	(2)	(2)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/14	11.975	40	(6)	(3)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	11.799	40	(6)	(2)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	11.799	50	(7)	(4)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	11.799	80	(11)	(5)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/13	11.003	50	(5)	(4)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/13	11.003	50	(5)	(5)
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/13	4.131	260	8	(15)
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	2.582	30	1	(1)
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	2.582	50	2	(2)
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	2.582	130	6	—
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	2.582	130	6	1
K Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/14	14.418	50	(11)	(7)
K Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/14	14.418	50	(11)	(7)
K Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/14	14.418	50	(11)	(8)
K Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	03/20/14	14.146	100	(20)	(4)
K Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	12.910	100	(13)	(4)
K Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	12.910	120	(16)	(2)
Level 3 Communications Inc., 9.000%, 10/15/13	5.000% quarterly	03/20/14	3.751	50	2	(3)
Levi Strauss & Co., 8.875%, 04/01/16	5.000% quarterly	06/20/16	5.016	84	1	1
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	4.085	30	1	(2)
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/13	6.943	50	(2)	(3)
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	09/20/12	4.555	50	1	(1)
Standard Pacific Corp., 10.750%, 09/15/16	5.000% quarterly	06/20/16	4.061	150	8	6
SUPERVALU Inc., 8.000%, 05/01/16	5.000% quarterly	09/20/14	5.314	60	—	(3)
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	7.414	40	(1)	(3)
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	12/20/11	6.664	50	—	(5)
BNP Paribas:
Gannett Co., Inc., 6.375%, 04/01/12	5.000% quarterly	06/20/14	1.849	50	5	5
Gannett Co., Inc., 6.375%, 04/01/12	5.000% quarterly	06/20/14	1.849	50	5	5
Georgia-Pacific LLC, 7.750%, 11/15/29	1.000% quarterly	06/20/16	1.278	60	(1)	(1)
Level 3 Communications Inc., 9.000%, 10/15/13	5.000% quarterly	03/20/14	3.751	100	4	(6)
Level 3 Communications Inc., 9.000%, 10/15/13	5.000% quarterly	03/20/14	3.751	130	6	(6)
Levi Strauss & Co., 8.875%, 04/01/16	5.000% quarterly	06/20/16	5.016	30	—	1
Liz Claiborne Inc., 5.000%, 07/08/13	5.000% quarterly	09/20/13	5.036	100	1	(3)
Safeway Inc., 7.250%, 02/01/31	1.000% quarterly	06/20/16	0.961	150	1	(2)
Safeway Inc., 7.250%, 02/01/31	1.000% quarterly	06/20/16	0.961	150	1	(1)
SUPERVALU Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	6.399	40	(2)	(4)
SUPERVALU Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	6.399	60	(3)	(6)
SUPERVALU Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	6.399	90	(4)	(7)
SUPERVALU Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	6.399	90	(4)	(7)
SUPERVALU Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	6.263	50	(2)	(3)
SUPERVALU Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	6.263	50	(2)	(3)
SUPERVALU Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	6.263	50	(2)	(3)
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	7.414	40	(1)	(1)
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	7.414	40	(1)	(1)
Citibank, N.A.:
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	03/20/13	2.942	120	6	1
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	12/20/12	2.779	130	6	(1)
Caesars Entertainment Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	5.727	130	—	(1)
Caesars Entertainment Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	12/20/12	5.410	130	—	(4)
Clear Channel Communications Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	5.926	50	(1)	(1)
Clear Channel Communications Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	5.926	100	(1)	(2)
Clear Channel Communications Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	5.926	120	(2)	(3)
Clear Channel Communications Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	5.926	130	(2)	(7)
Dixons Retail PLC, 8.750%, 08/03/15	5.000% quarterly	06/20/12	4.408	EUR 40	1	(2)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/14	11.975	50	(8)	(7)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/13	11.591	130	(16)	(6)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/13	11.591	130	(16)	(4)
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	2.582	50	2	(2)
Freeport-McMoRan Copper & Gold Inc., 8.375%, 04/01/17	1.000% quarterly	06/20/16	1.171	150	(1)	(2)
Knight Ridder Inc., 5.750%, 09/01/17	5.000% quarterly	03/20/15	8.095	50	(5)	(2)
Knight Ridder Inc., 5.750%, 09/01/17	5.000% quarterly	03/20/15	8.095	50	(5)	(2)
Knight Ridder Inc., 5.750%, 09/01/17	5.000% quarterly	03/20/15	8.095	100	(9)	(4)
Knight Ridder Inc., 5.750%, 09/01/17	5.000% quarterly	03/20/15	8.095	160	(14)	(6)
Knight Ridder Inc., 5.750%, 09/01/17	5.000% quarterly	06/20/14	7.180	50	(2)	(2)
Liz Claiborne Inc., 5.000%, 07/08/13	5.000% quarterly	03/20/13	4.451	100	2	(2)
Liz Claiborne Inc., 5.000%, 07/08/13	5.000% quarterly	03/20/13	4.451	100	2	(2)
MetLife Inc., 5.000%, 06/15/15	1.000% quarterly	06/20/16	1.439	300	(6)	(9)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/13	5.552	130	—	(16)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	4.085	130	3	(7)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	4.085	130	3	(8)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	4.085	150	4	(9)
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/13	6.943	130	(5)	(7)
Spain Government Bond, 5.500%, 07/30/17	1.000% quarterly	06/20/11	1.033	130	—	—
SUPERVALU Inc., 7.500%, 05/15/12	5.000% quarterly	12/20/15	6.263	130	(5)	(6)
Credit Suisse International:
Caesars Entertainment Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	12/20/12	5.410	100	—	(3)
K Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	03/20/13	12.347	50	(5)	(3)
K Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	03/20/13	12.347	100	(11)	(6)
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	12/20/12	11.379	100	(8)	(34)
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	03/20/14	7.279	50	(2)	(2)
SUPERVALU Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	6.399	20	(1)	(2)
SUPERVALU Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	6.399	50	(2)	(4)
Deutsche Bank AG, New York:
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	03/20/13	2.942	130	6	1
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	5.279	50	—	(1)
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	5.279	250	1	(1)
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	5.279	250	1	(1)
Caesars Entertainment Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	5.727	50	—	—
Caesars Entertainment Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	5.727	50	—	(1)
Caesars Entertainment Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	5.727	50	—	(1)
Caesars Entertainment Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	5.727	50	—	(1)
Caesars Entertainment Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	5.727	50	—	(1)
Caesars Entertainment Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	5.727	120	—	(2)
Caesars Entertainment Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	5.727	140	—	(1)
Caesars Entertainment Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	5.727	140	—	(2)
Clear Channel Communications Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	6.661	80	(3)	(3)
Dynegy Holdings Inc., 8.375%, 05/01/16	5.000% quarterly	06/20/14	8.065	50	(3)	(3)

Dynegy Holdings Inc., 8.375%, 05/01/16	5.000% quarterly	06/20/13	6.886	40	(1)	(2)
Dynegy Holdings Inc., 8.375%, 05/01/16	5.000% quarterly	06/20/13	6.886	40	(1)	(2)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/14	11.975	50	(8)	(7)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/14	11.975	100	(15)	(13)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/14	11.975	100	(15)	(17)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/14	11.975	115	(18)	(16)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	11.799	20	(3)	(2)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	11.799	20	(3)	(2)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	11.799	100	(14)	(6)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	11.799	100	(14)	(7)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	11.799	110	(15)	(8)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	11.799	200	(28)	(8)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/13	11.003	50	(5)	(4)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/13	11.003	50	(5)	(4)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/13	11.003	50	(5)	(4)
Energy Future Holdings Corp., 5.550%, 11/15/14	5.000% quarterly	12/20/11	6.463	250	—	(3)
Georgia-Pacific LLC, 7.750%, 11/15/29	1.000% quarterly	06/20/16	1.278	90	(1)	(2)
K Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/14	14.418	50	(11)	(9)
K Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/14	14.418	50	(11)	(10)
K Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	03/20/14	14.146	100	(20)	(4)
K Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	03/20/14	14.146	150	(30)	(9)
K Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	03/20/14	14.146	250	(50)	(13)
K Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	12.910	50	(7)	(2)
K Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	12.910	50	(7)	(6)
K Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	12.910	50	(7)	(7)
K Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	12.910	50	(7)	(7)
K Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	12.910	50	(7)	(7)
K Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/13	12.910	100	(13)	(14)
Knight Ridder Inc., 5.750%, 09/01/17	5.000% quarterly	03/20/15	8.095	100	(9)	(5)
Knight Ridder Inc., 5.750%, 09/01/17	5.000% quarterly	03/20/15	8.095	130	(12)	(6)
Knight Ridder Inc., 5.750%, 09/01/17	5.000% quarterly	12/20/13	6.474	130	(3)	(8)
Knight Ridder Inc., 5.750%, 09/01/17	5.000% quarterly	12/20/13	6.474	130	(3)	(7)
Knight Ridder Inc., 5.750%, 09/01/17	5.000% quarterly	12/20/12	4.624	50	1	(1)
Knight Ridder Inc., 5.750%, 09/01/17	5.000% quarterly	12/20/12	4.624	130	2	(3)
Liz Claiborne Inc., 5.000%, 07/08/13	5.000% quarterly	03/20/14	5.558	90	—	(3)
Liz Claiborne Inc., 5.000%, 07/08/13	5.000% quarterly	03/20/13	4.451	100	2	(2)
Liz Claiborne Inc., 5.000%, 07/08/13	5.000% quarterly	03/20/13	4.451	250	5	(5)
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/13	11.937	120	(12)	(57)
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	12/20/12	11.379	50	(4)	(17)
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	12/20/12	11.379	130	(10)	(44)
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/11	6.791	130	1	(33)
MetLife Inc., 5.000%, 06/15/15	1.000% quarterly	06/20/16	1.439	10	—	—
MetLife Inc., 5.000%, 06/15/15	1.000% quarterly	06/20/16	1.439	140	(3)	(4)
MetLife Inc., 5.000%, 06/15/15	1.000% quarterly	06/20/16	1.439	150	(3)	(5)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	4.085	130	3	(9)
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	03/20/14	7.279	600	(29)	(37)
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/13	6.943	130	(5)	(11)
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/13	6.943	180	(6)	(8)
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/13	6.943	230	(8)	(13)
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/13	6.943	250	(9)	(13)
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/13	6.943	270	(10)	(14)
SUPERVALU Inc., 7.500%, 05/15/12	5.000% quarterly	12/20/15	6.263	130	(5)	(6)
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	7.414	40	(1)	(2)
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	7.414	50	(1)	(3)
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	7.414	50	(1)	(1)
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	7.414	100	(1)	(2)
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	03/20/12	7.154	100	(1)	(4)
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	12/20/11	6.664	100	—	(2)
HSBC Bank, N.A.:
Hellenic Republic Government Bond, 5.900%, 10/22/22	5.000% quarterly	06/20/11	17.559	320	1	(13)
Morgan Stanley Capital Services:
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	03/20/16	4.068	50	2	(1)
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	03/20/16	4.068	100	5	(3)
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	03/20/16	4.068	130	6	(4)
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	5.279	130	—	(2)
Caesars Entertainment Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	5.727	20	—	—
Caesars Entertainment Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	5.727	30	—	—
Caesars Entertainment Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	5.727	50	—	—
Clear Channel Communications Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	6.661	80	(3)	(3)
Clear Channel Communications Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	6.661	80	(3)	(3)
Clear Channel Communications Inc., 6.875%, 06/15/18	5.000% quarterly	06/20/14	6.196	130	(3)	(5)
Clear Channel Communications Inc., 6.875%, 06/15/18	5.000% quarterly	03/20/14	5.926	130	(2)	(7)
Dynegy Holdings Inc., 8.375%, 05/01/16	5.000% quarterly	06/20/13	6.886	10	—	—
Dynegy Holdings Inc., 8.375%, 05/01/16	5.000% quarterly	06/20/13	6.886	50	(1)	(2)
Dynegy Holdings Inc., 8.375%, 05/01/16	5.000% quarterly	06/20/13	6.886	170	(4)	(4)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/14	11.975	50	(8)	(7)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/14	11.975	50	(8)	(7)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	11.799	20	(3)	(1)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	11.799	30	(4)	(3)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	11.799	50	(7)	(3)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	11.799	50	(7)	(3)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	11.799	100	(14)	(6)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/13	11.591	180	(23)	(8)
Gannett Co., Inc., 6.375%, 04/01/12	5.000% quarterly	06/20/14	1.849	50	5	5
K Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	03/20/13	12.347	50	(5)	(3)
Knight Ridder Inc., 5.750%, 09/01/17	5.000% quarterly	06/20/14	7.180	50	(2)	(2)
Knight Ridder Inc., 5.750%, 09/01/17	5.000% quarterly	06/20/14	7.180	110	(5)	—
Knight Ridder Inc., 5.750%, 09/01/17	5.000% quarterly	12/20/13	6.474	200	(5)	(10)
Knight Ridder Inc., 5.750%, 09/01/17	5.000% quarterly	12/20/12	4.624	50	1	—
Knight Ridder Inc., 5.750%, 09/01/17	5.000% quarterly	12/20/12	4.624	50	1	—
Macy’s Retail Holdings Inc., 7.450%, 07/15/17	1.000% quarterly	06/20/16	0.956	150	1	(3)
Macy’s Retail Holdings Inc., 7.450%, 07/15/17	1.000% quarterly	06/20/16	0.956	150	1	(3)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/13	5.552	130	—	(17)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	4.085	130	3	(8)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	4.085	130	3	(6)
Safeway Inc., 7.250%, 02/01/31	1.000% quarterly	06/20/16	0.961	150	1	(2)
SUPERVALU Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	6.399	30	(1)	(3)
SUPERVALU Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	6.399	130	(6)	(11)
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	7.414	100	(1)	(2)
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	03/20/12	7.154	130	(1)	(19)
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	09/20/11	6.664	90	—	(8)
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/11	6.664	40	—	(2)
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/11	6.664	60	1	(4)
Royal Bank of Scotland:
Caesars Entertainment Operating Co., Inc., 5.375%, 12/15/13	5.000% quarterly	03/20/13	5.727	70	—	(1)
Caesars Entertainment Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	5.727	40	—	(1)
Caesars Entertainment Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	03/20/13	5.727	50	—	—
Cooper Tire & Rubber Co., 7.625%, 03/15/27	5.000% quarterly	06/20/16	3.085	30	3	3
Cooper Tire & Rubber Co., 7.625%, 03/15/27	5.000% quarterly	06/20/16	3.085	70	7	6
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	11.799	50	(7)	(4)
Union Bank of Switzerland AG:
Block Financial LLC, 5.125%, 10/30/14	5.000% quarterly	03/20/13	2.942	50	2	—
Clear Channel Communications Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	6.662	100	(4)	(10)
Clear Channel Communications Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	6.661	150	(6)	(6)
Clorox Co., 3.550%, 11/01/15	1.000% quarterly	06/20/16	1.001	150	—	—
Cooper Tire & Rubber Co., 7.625%, 03/15/27	5.000% quarterly	06/20/16	3.085	50	5	4
Dynegy Holdings Inc., 8.375%, 05/01/16	5.000% quarterly	06/20/13	6.886	40	(1)	(1)
Dynegy Holdings Inc., 8.375%, 05/01/16	5.000% quarterly	06/20/13	6.886	110	(3)	(3)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/15	12.240	80	(15)	(11)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/15	12.240	250	(46)	(29)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/14	11.975	60	(9)	(8)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	06/20/14	11.975	115	(18)	(16)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	11.799	100	(14)	(6)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/14	11.799	200	(28)	(11)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/13	11.591	130	(16)	(6)
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	2.582	130	6	(2)
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	2.582	500	24	(5)
Freeport-McMoRan Copper & Gold Inc., 8.375%, 04/01/17	1.000% quarterly	06/20/16	1.171	150	(1)	(2)
Gannett Co., Inc., 6.375%, 04/01/12	5.000% quarterly	06/20/14	1.849	120	12	13
Gannett Co., Inc., 6.375%, 04/01/12	5.000% quarterly	06/20/14	1.849	350	36	37
K Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/14	14.418	50	(11)	(7)
K Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/14	14.418	100	(22)	(16)
K Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	03/20/14	14.146	50	(10)	(2)
K Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	03/20/14	14.146	50	(10)	(2)
K Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	03/20/14	14.146	50	(10)	(5)
K Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	03/20/14	14.146	50	(10)	(5)

K Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	03/20/14	14.146	80	(16)	(4)
K Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	03/20/14	14.146	80	(16)	(8)
K Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	03/20/14	14.146	80	(16)	(9)
K Hovnanian Enterprises Inc., 8.625%, 01/15/17	5.000% quarterly	03/20/14	14.146	200	(40)	(8)
Knight Ridder Inc., 5.750%, 09/01/17	5.000% quarterly	06/20/14	7.180	50	(2)	(2)
Knight Ridder Inc., 5.750%, 09/01/17	5.000% quarterly	06/20/14	7.180	100	(5)	(3)
Knight Ridder Inc., 5.750%, 09/01/17	5.000% quarterly	12/20/12	4.624	50	1	(1)
Level 3 Communications Inc., 15.000%, 01/15/13	5.000% quarterly	03/20/14	3.751	20	1	—
Level 3 Communications Inc., 9.000%, 10/15/13	5.000% quarterly	03/20/15	4.866	130	2	(15)
Level 3 Communications Inc., 9.000%, 10/15/13	5.000% quarterly	03/20/15	4.866	200	3	(25)
Level 3 Communications Inc., 9.000%, 10/15/13	5.000% quarterly	03/20/14	3.751	100	4	(5)
Level 3 Communications Inc., 9.000%, 10/15/13	5.000% quarterly	03/20/14	3.751	100	4	(6)
Level 3 Communications Inc., 9.000%, 10/15/13	5.000% quarterly	06/20/13	2.655	130	7	(32)
Liz Claiborne Inc., 5.000%, 07/08/13	5.000% quarterly	03/20/14	5.558	300	(1)	(8)
Liz Claiborne Inc., 5.000%, 07/08/13	5.000% quarterly	03/20/13	4.451	240	5	(5)
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	09/20/13	12.605	210	(28)	(119)
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	12/20/12	11.379	130	(10)	(41)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/13	5.552	130	—	(17)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	4.085	130	3	(7)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/11	1.430	130	4	(5)
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	03/20/14	7.279	30	(1)	(1)
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/13	6.943	50	(2)	(2)
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/13	6.943	130	(5)	(7)
Standard Pacific Corp., 7.000%, 08/15/15	5.000% quarterly	06/20/16	4.061	300	15	17
SUPERVALU Inc., 7.500%, 05/15/12	5.000% quarterly	12/20/15	6.263	130	(5)	(6)
SUPERVALU Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	6.399	50	(2)	(5)
SUPERVALU Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	6.399	180	(8)	(14)
SUPERVALU Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	6.263	130	(5)	(5)
SUPERVALU Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	6.263	130	(5)	(7)
SUPERVALU Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	6.263	130	(5)	(8)
SUPERVALU Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	6.263	310	(12)	(17)
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	06/20/12	7.414	40	(1)	(1)
Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	5.000% quarterly	03/20/12	7.154	50	—	(5)

					$(1,011)	$(1,613)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
CMBX.NA.A.3.1	0.620% monthly	12/13/49	17.255	260	$(153)	$(181)
Citibank, N.A.:
CMBX.NA.A.2.1	0.250% monthly	03/15/49	10.332	280	(112)	(132)
CMBX.NA.AJ.4.1	0.960% monthly	02/17/51	6.184	350	(90)	(113)
Credit Suisse International:
CMBX.NA.AAA.4	0.350% monthly	02/17/51	1.486	900	(56)	(211)
Deutsche Bank AG, New York:
CMBX.NA.A.2.1	0.250% monthly	03/15/49	10.332	260	(104)	(131)
Morgan Stanley Capital Services:
CMBX.NA.A.2.1	0.250% monthly	03/15/49	10.332	260	(104)	(131)
CMBX.NA.A.3.1	0.620% monthly	12/13/49	17.255	140	(82)	(98)
CMBX.NA.AAA.4	0.350% monthly	02/17/51	1.486	260	(16)	(23)
Royal Bank of Scotland:
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	36.191	10,200	(5,711)	(6,126)
CMBX.NA.AJ.4.1	0.960% monthly	02/17/51	6.184	450	(116)	(229)
Union Bank of Switzerland AG:
CDX.NA.IG.16.1	1.000% quarterly	06/20/16	0.896	600	4	1

					$(6,540)	$(7,374)

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay an upfront premium to the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection would offset potential amounts paid at a credit event for protection sold.

1. Derivatives–The Fund uses instruments including futures, foreign currency contracts, options, swaps and other derivatives, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest; to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration; sector and yield curve exposures; and credit and spread volatility. The Fund may be subject to various risks from the use of derivatives including the

The Fund may be subject to various risks from the use of derivatives including risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivatives’counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated withthese instruments may exceed their value.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

1A. Futures Contracts– The Fund uses treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

1B. Forward Foreign Currency Exchange Contracts– The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contract are settled with the counterparty in cash without delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

1C. Swaps – The Fund engages in various swap transactions, including interest rate, credit default, index, price lock, spread lock and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

Interest Rate Swaps

	RATE TYPE (r)		TERMINATION DATE	NOTIONAL AMOUNT	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [1]
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND
Deutsche Bank AG, New York	2.576% semi-annually	3 month LIBOR quarterly	5/8/2016	8,640	$(293)	$—
Deutsche Bank AG, New York	3 month LIBOR quarterly	4.425% semi-annually	5/8/2041	2,372	202	—
Deutsche Bank AG, New York	2.392% semi-annually	3 month LIBOR quarterly	6/20/2016	802	(17)	—
Deutsche Bank AG, New York	3 month LIBOR quarterly	4.278% semi-annually	6/20/2041	222	12	—
Deutsche Bank AG, New York	2.153% semi-annually	3 month LIBOR quarterly	6/16/2016	2,082	(21)	—
Deutsche Bank AG, New York	3 month LIBOR quarterly	3.326% semi-annually	6/16/2021	1,140	16	—

					$(101)	$—

[1]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

OPTION WRITTEN

Call Option Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
90 Day Euro Future, American Style	$99.63	12/19/11	(7)	$(1)
(Premium received of $1.)

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
July 29, 2011

By:	/s/	Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
July 29, 2011